UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-4603

Thrivent Series Fund, Inc.

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak

Secretary and Chief Legal Officer

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (54.9%)	Value
Consumer Discretionary (9.3%)
11,537	Aaron’s, Inc.	$289,579
670	Abercrombie & Fitch Company	21,132
1,000	Aisan Industry Company, Ltd.	7,860
17,446	Amazon.com, Inc.[a]	10,356,643
2,111	American Public Education, Inc.[a]	43,550
5,320	Ascena Retail Group, Inc.[a]	58,839
380	Autoliv, Inc.	45,022
6,720	AutoZone, Inc.[a]	5,353,757
200	Bayerische Motoren Werke AG	15,967
10,000	Bed Bath & Beyond, Inc.[a]	496,400
1,500	Berkeley Group Holdings plc	69,163
1,100	Betsson ABa	17,045
1,430	Big 5 Sporting Goods Corporation	15,887
5,510	Big Lots, Inc.	249,548
6,400	Bloomin’ Brands, Inc.	107,968
6,930	BorgWarner, Inc.	266,112
3,220	Boyd Gaming Corporation[a]	66,525
300	Brembo SPA	15,510
800	Bridgestone Corporation	29,858
27,337	Brunswick Corporation	1,311,629
900	Bunzl plc	26,106
18,756	Burlington Stores, Inc.[a]	1,054,837
8,960	Caleres, Inc.	253,478
5,940	Callaway Golf Company	54,173
2,000	Calsonic Kansei Corporation	14,861
8,496	Cedar Fair, LP	505,087
7,900	Cheesecake Factory, Inc.	419,411
9,870	Children’s Place, Inc.	823,849
1,240	Chuy’s Holdings, Inc.[a]	38,527
25,770	Cinemark Holdings, Inc.	923,339
1,000	Cineworld Group plc	7,704
95,308	Comcast Corporation	5,821,413
600	Compass Group plc	10,577
28,248	Core-Mark Holding Company, Inc.	2,303,907
3,292	CSS Industries, Inc.	91,946
4,223	Culp, Inc.	110,727
200	Daimler AG	15,307
15,970	Dana Holding Corporation	225,017
6,600	Debenhams plc	7,121
10,257	Delphi Automotive plc	769,480
2,800	Denso Corporation	112,394
2,740	DeVry Education Group, Inc.	47,320
62,280	Discovery Communications, Inc.[a]	1,783,076
12,750	DISH Network Corporation[a]	589,815
5,770	Dollar General Corporation	493,912
19,031	Dollar Tree, Inc.[a]	1,569,296
5,180	Domino’s Pizza, Inc.	683,035
715	Dorman Products, Inc.[a]	38,910
874	Drew Industries, Inc.	56,338
9,400	DSW, Inc.	259,816
3,900	EDION Corporation	29,556
339	El Pollo Loco Holdings, Inc.[a]	4,522
6,302	Ethan Allen Interiors, Inc.	200,530
1,400	Eutelsat Communications	45,152
5,768	Expedia, Inc.	621,906
5,835	Finish Line, Inc.	123,118
12,600	Ford Motor Company	170,100
3,518	Fossil, Inc.[a]	156,270
3,870	General Motors Company	121,634
11,940	Gentex Corporation	187,339
29,106	G-III Apparel Group, Ltd.[a]	1,422,992
4,000	Gunze, Ltd.	11,314
2,100	Hakuhodo Dy Holdings, Inc.	23,776
6,650	Harley-Davidson, Inc.	341,344
10,556	Harman International Industries, Inc.	939,906
4,492	Haverty Furniture Companies, Inc.	95,051

Shares	Common Stock (54.9%)	Value
Consumer Discretionary (9.3%) - continued
200	Hennes & Mauritz AB	$6,657
47,740	Home Depot, Inc.	6,369,948
4,100	Honda Motor Company, Ltd.	112,098
20,140	Houghton Mifflin Harcourt Company[a]	401,592
620	Imax Corporation[a]	19,276
3,800	Inchcape plc	39,413
6,810	Interpublic Group of Companies, Inc.	156,289
600	Intertek Group plc	27,243
6,680	Jack in the Box, Inc.	426,652
21,627	Kate Spade & Company[a]	551,921
6,500	Krispy Kreme Doughnuts, Inc.[a]	101,335
8,066	L Brands, Inc.	708,275
41,320	Las Vegas Sands Corporation	2,135,418
8,455	La-Z-Boy, Inc.	226,087
4,230	Lear Corporation	470,249
7,150	Liberty Interactive Corporation[a]	180,538
229	Linamar Corporation	11,018
4,862	Lithia Motors, Inc.	424,598
19,980	LKQ Corporation[a]	637,961
6,560	Lowe’s Companies, Inc.	496,920
200	LVMH Moet Hennessy Louis Vuitton SE	34,175
5,520	Macy’s, Inc.	243,377
1,000	Marks and Spencer Group plc	5,827
17,395	MDC Partners, Inc.	410,522
2,500	Michael Kors Holdings, Ltd.[a]	142,400
5,850	Nautilus, Inc.[a]	113,022
2,545	New Media Investment Group, Inc.	42,349
32,400	Newell Rubbermaid, Inc.	1,434,996
13,550	News Corporation, Class A	173,034
73,020	NIKE, Inc.	4,488,539
1,800	NOK Corporation	30,709
500	Nokian Renkaat Oyj	17,640
29,021	Nord Anglia Education, Inc.[a]	606,249
68,860	Nutrisystem, Inc.	1,437,108
4,604	O’Reilly Automotive, Inc.[a]	1,259,931
21,190	Oxford Industries, Inc.	1,424,604
2,000	PanaHome Corporation	14,997
20,110	Papa John’s International, Inc.	1,089,761
54,730	Papa Murphy’s Holdings, Inc.[a]	654,024
3,800	Persimmon plc	113,548
300	ProSiebenSat.1 Media AG	15,401
17,400	PulteGroup, Inc.	325,554
15,679	PVH Corporation	1,553,162
3,549	Ralph Lauren Corporation	341,627
500	RELX NV	8,717
3,030	Rent-A-Center, Inc.	48,025
6,927	Restoration Hardware Holdings, Inc.[a]	290,241
1,930	Retailmenot, Inc.[a]	15,459
100	Rightmove plc	6,039
31,876	Ross Stores, Inc.	1,845,620
3,350	Ruth’s Hospitality Group, Inc.	61,673
17,630	Sally Beauty Holdings, Inc.[a]	570,859
7,100	Scripps Networks Interactive, Inc.	465,050
900	Sekisui House, Ltd.	15,184
5,070	Select Comfort Corporation[a]	98,307
9,170	Service Corporation International	226,316
1,000	SHOWA Corporation	8,724
4,670	Signet Jewelers, Ltd.	579,220
9,630	Skechers USA, Inc.[a]	293,234
1,400	Sports Direct International plc[a]	7,594
3,052	Sportsman’s Warehouse Holdings, Inc.[a]	38,455
400	Stanley Electric Company, Ltd.	9,040
48,490	Staples, Inc.	534,845
2,700	Star Entertainment Group, Ltd.	11,743

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (54.9%)	Value
Consumer Discretionary (9.3%) - continued
76,410	Starbucks Corporation	$4,561,677
12,981	Starwood Hotels & Resorts Worldwide, Inc.	1,083,005
5,644	Stein Mart, Inc.	41,371
3,100	Sumitomo Forestry Company, Ltd.	35,586
1,500	Sumitomo Rubber Industries, Ltd.	23,177
1,270	Tailored Brands, Inc.	22,733
400	Tamron Company, Ltd.	6,551
3,100	Tatts Group, Ltd.	8,981
10,305	Tenneco, Inc.[a]	530,811
20,100	Time, Inc.	310,344
600	Tokai Rika Company, Ltd.	11,277
41,746	Toll Brothers, Inc.[a]	1,231,924
1,310	Tower International, Inc.	35,632
1,100	Toyota Motor Corporation	58,339
41,596	Tuesday Morning Corporation[a]	340,255
2,880	Twenty-First Century Fox, Inc.	80,294
3,600	UBM plc	31,018
2,039	Ulta Salon Cosmetics & Fragrance, Inc.[a]	395,036
4,660	Under Armour, Inc.[a]	395,308
500	USS Company, Ltd.	7,979
7,035	Vail Resorts, Inc.	940,579
100	Valora Holding AG	24,970
7,620	Vera Bradley, Inc.[a]	154,991
6,839	VF Corporation	442,894
3,810	Vitamin Shoppe, Inc.[a]	117,958
2,000	Wacoal Holdings Corporation	23,867
2,500	WH Smith plc	65,123
300	Whitbread plc	17,030
960	Winnebago Industries, Inc.	21,552
2,300	Wolters Kluwer NV	91,673
1,570	Wolverine World Wide, Inc.	28,919
2,300	WPP plc	53,534
6,150	Wyndham Worldwide Corporation	470,045
500	Yokohama Rubber Company, Ltd.	8,219
7,780	Yum! Brands, Inc.	636,793
19,760	Zoe’s Kitchen, Inc.[a]	770,442

	Total	90,133,559

Consumer Staples (2.5%)
500	AarhusKarlshamn AB	39,688
24,900	Altria Group, Inc.	1,560,234
20,410	Aramark	675,979
5,570	Archer-Daniels-Midland Company	202,247
12,590	Avon Products, Inc.	60,558
1,700	Axfood AB	31,372
11,800	Blue Buffalo Pet Products, Inc.[a]	302,788
1,291	Boston Beer Company, Inc.[a]	238,925
1,700	British American Tobacco plc	99,409
1,200	Britvic plc	12,230
3,790	Brown-Forman Corporation	373,201
12,500	Campbell Soup Company	797,375
11,706	Casey’s General Stores, Inc.	1,326,524
43,640	Coca-Cola Company	2,024,460
2,700	Coca-Cola HBC AG	57,257
49,610	CVS Health Corporation	5,146,045
41,840	Flowers Foods, Inc.	772,366
3,400	General Mills, Inc.	215,390
5,996	Hain Celestial Group, Inc.[a]	245,296
500	Henkel AG & Company KGaA	49,029
15,340	Hormel Foods Corporation	663,302
4,100	Imperial Tobacco Group plc	227,005
5,700	Ingredion, Inc.	608,703
300	Japan Tobacco, Inc.	12,487
1,100	Jeronimo Martins SGPS SA	17,982

Shares	Common Stock (54.9%)	Value
Consumer Staples (2.5%) - continued
1,200	Kao Corporation	$63,986
1,150	Kimberly-Clark Corporation	154,686
7,800	Koninklijke Ahold NV	175,199
200	KOSE Corporation	19,443
5,550	Kroger Company	212,287
2,450	Lancaster Colony Corporation	270,896
1,810	McCormick & Company, Inc.	180,059
5,100	Molson Coors Brewing Company	490,518
25,890	Mondelez International, Inc.	1,038,707
8,419	Monster Beverage Corporation[a]	1,122,926
1,700	Nestle SA	126,855
1,000	Nippon Meat Packers, Inc.	22,011
2,000	Nisshin OilliO Group, Ltd.	8,161
750	Omega Protein Corporation[a]	12,705
3,520	PepsiCo, Inc.	360,730
2,291	Philip Morris International, Inc.	224,770
1,760	Pinnacle Foods, Inc.	78,637
7,752	SpartanNash Company	234,963
700	Suedzucker AG	12,318
400	Sugi Holdings Company, Ltd.	21,104
2,300	Swedish Match AB	77,966
2,700	Tyson Foods, Inc.	179,982
13,366	United Natural Foods, Inc.[a]	538,650
1,900	Universal Corporation	107,939
4,080	Walgreens Boots Alliance, Inc.	343,699
56,410	WhiteWave Foods Company[a]	2,292,502
1,300	Woolworths, Ltd.	22,002

	Total	24,153,553

Energy (6.5%)
12,635	Archrock, Inc.	101,080
7,516	Atwood Oceanics, Inc.	68,922
68,040	Baker Hughes, Inc.	2,982,193
48,492	BP plc	242,622
2,997	Bristow Group, Inc.	56,703
54,834	Callon Petroleum Company[a]	485,281
50,780	Cameron International Corporation[a]	3,404,799
90,950	Canadian Natural Resources, Ltd.	2,455,650
59	Canadian Natural Resources, Ltd.	1,596
74,850	Chevron Corporation	7,140,690
2,480	Cimarex Energy Company	241,230
1,297	Clayton Williams Energy, Inc.[a]	11,569
294,556	Cobalt International Energy, Inc.[a]	874,831
25,407	Concho Resources, Inc.[a]	2,567,123
35,315	Continental Resources, Inc.[a]	1,072,163
7,030	Delek US Holdings, Inc.	107,137
7,540	Devon Energy Corporation	206,898
5,190	Diamond Offshore Drilling, Inc.	112,779
14,336	Diamondback Energy, Inc.[a]	1,106,453
26,950	Ensco plc	279,472
64,866	EOG Resources, Inc.	4,707,974
8,880	EP Energy Corporation[a]	40,138
67,881	EQT Corporation	4,565,676
31,610	Exxon Mobil Corporation	2,642,280
17,440	FMC Technologies, Inc.[a]	477,158
4,690	Green Plains, Inc.	74,852
4,080	Gulfport Energy Corporation[a]	115,627
28,870	Halliburton Company	1,031,236
8,060	Helmerich & Payne, Inc.	473,283
14,809	HollyFrontier Corporation	523,054
188,978	Marathon Oil Corporation	2,105,215
101,800	Marathon Petroleum Corporation	3,784,924
18,280	Nabors Industries, Ltd.	168,176
1,635	Noble Energy, Inc.	51,355
12,411	Oasis Petroleum, Inc.[a]	90,352
3,000	Oceaneering International, Inc.	99,720

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (54.9%)	Value
Energy (6.5%) - continued
5,650	Oil States International, Inc.[a]	$178,088
2,222	OMV AG	62,390
70,150	Parsley Energy, Inc.[a]	1,585,390
57,770	Patterson-UTI Energy, Inc.	1,017,907
790	PDC Energy, Inc.[a]	46,966
206,150	Petroleo Brasileiro SA ADR[a]	1,203,916
8,280	Pioneer Energy Services Corporation[a]	18,216
1,830	QEP Resources, Inc.	25,821
139,687	Rowan Companies plc	2,248,961
1,708	Royal Dutch Shell plc	41,391
20	Royal Dutch Shell plc, Class A	483
1,000	Royal Dutch Shell plc, Class B	24,335
32,975	RPC, Inc.	467,586
4,300	RSP Permian, Inc.[a]	124,872
29,550	Schlumberger, Ltd.	2,179,313
2,210	SM Energy Company	41,415
89,860	Southwestern Energy Company[a]	725,170
6,890	Spectra Energy Corporation	210,834
1,318	Statoil ASA	20,585
146,780	Suncor Energy, Inc. ADR	4,081,952
3,240	Superior Energy Services, Inc.	43,384
16,430	Teekay Tankers, Ltd.	60,298
5,667	Tesco Corporation	48,793
630	Tesoro Corporation	54,186
11,140	TETRA Technologies, Inc.[a]	70,739
1,300	Total SA	59,152
40,791	U.S. Silica Holdings, Inc.	926,772
316,140	Weatherford International plc[a]	2,459,569
7,248	Western Refining, Inc.	210,844
1,375	World Fuel Services Corporation	66,798
40,120	WPX Energy, Inc.[a]	280,439

	Total	63,056,776

Financials (6.9%)
1,490	Acadia Realty Trust	52,344
500	AEON Financial Service Company, Ltd.	11,771
11,823	Affiliated Managers Group, Inc.[a]	1,920,055
2,000	Allianz SE	324,811
11,340	Allied World Assurance Company Holdings AG	396,220
9,590	American Assets Trust, Inc.	382,833
6,490	American Campus Communities, Inc.	305,614
6,565	American Financial Group, Inc.	461,979
3,440	American International Group, Inc.	185,932
28,261	Ameris Bancorp	835,960
1,580	AMERISAFE, Inc.	83,013
56,990	Anworth Mortgage Asset Corporation	265,573
1,450	Apartment Investment & Management Company	60,639
9,656	Argo Group International Holdings, Ltd.	554,158
2,940	Ashford Hospitality Prime, Inc.	34,310
3,260	Ashford Hospitality Trust, Inc.	20,799
8,345	Aspen Insurance Holdings, Ltd.	398,056
1,670	Associated Banc-Corp	29,960
51,340	Assured Guaranty, Ltd.	1,298,902
5,500	Australia & New Zealand Banking Group, Ltd.	98,595
3,390	BancorpSouth, Inc.	72,241
8,700	Bank Hapoalim, Ltd.	45,160
125,020	Bank of America Corporation	1,690,270
7,000	Bank of East Asia, Ltd.	26,164
10,150	Bank of New York Mellon Corporation	373,824
3,221	Bank of Nova Scotia	157,410
2,400	Bank of Queensland, Ltd.	22,252

Shares	Common Stock (54.9%)	Value
Financials (6.9%) - continued
22,722	Bank of the Ozarks, Inc.	$953,642
19,000	Bank of Yokohama, Ltd.[b]	86,069
2,110	BankFinancial Corporation	24,940
26,000	BB&T Corporation	865,020
25,664	BBCN Bancorp, Inc.	389,836
5,700	BinckBank NV	42,430
6,150	Blackstone Group, LP	172,507
4,680	Boston Private Financial Holdings, Inc.	53,586
4,677	Brixmor Property Group, Inc.	119,825
8,630	Brookline Bancorp, Inc.	95,016
13,160	Brown & Brown, Inc.	471,128
5,050	Camden Property Trust	424,654
1,041	Canadian Western Bank	19,357
1,850	Capital One Financial Corporation	128,223
7,700	CapitaMall Trust	11,933
7,750	Cathay General Bancorp	219,557
47,000	CBL & Associates Properties, Inc.	559,300
7,900	CBRE Group, Inc.[a]	227,678
18,023	Cedar Realty Trust, Inc.	130,306
10,180	Charles Schwab Corporation	285,244
1,820	Chatham Lodging Trust	39,003
2,000	Chiba Bank, Ltd.	9,961
1,380	Chubb, Ltd.	164,427
10,380	Citigroup, Inc.	433,365
3,220	Clifton Bancorp, Inc.	48,686
14,580	CNO Financial Group, Inc.	261,274
2,400	CNP Assurances	37,374
49,836	CoBiz Financial, Inc.	589,062
4,961	Columbia Banking System, Inc.	148,433
7,460	Comerica, Inc.	282,510
1,590	Commerce Bancshares, Inc.	71,470
3,190	Communications Sales & Leasing, Inc.	70,978
36,320	Corporate Office Properties Trust	953,037
1,660	CyrusOne, Inc.	75,779
600	Daiwa House Industry Company, Ltd.	16,865
8,540	DCT Industrial Trust, Inc.	337,074
300	Derwent London plc	13,557
10,900	DEXUS Property Group	66,192
5,500	Digital Realty Trust, Inc.	486,695
5,200	Direct Line Insurance Group plc	27,582
3,410	Douglas Emmett, Inc.	102,675
29,800	Duke Realty Corporation	671,692
20,820	E*TRADE Financial Corporation[a]	509,882
9,988	East West Bancorp, Inc.	324,410
3,980	Empire State Realty Trust, Inc.	69,769
5,437	Employers Holdings, Inc.	152,997
9,070	Endurance Specialty Holdings, Ltd.	592,634
2,810	Enova International, Inc.[a]	17,731
8,830	Equity One, Inc.	253,068
2,500	Erste Group Bank AGa	70,168
27,499	Essent Group, Ltd.[a]	571,979
20,995	EverBank Financial Corporation	316,815
14,683	Evercore Partners, Inc.	759,845
10,770	F.N.B. Corporation	140,118
12,900	FelCor Lodging Trust, Inc.	104,748
58,290	Fifth Third Bancorp	972,860
13,010	First Commonwealth Financial Corporation	115,269
3,090	First Financial Bancorp	56,176
1,070	First Financial Corporation	36,605
6,500	First Industrial Realty Trust, Inc.	147,810
1,070	First Merchants Corporation	25,220
16,730	First Midwest Bancorp, Inc.	301,475
1,120	First NBC Bank Holding Company[a]	23,061

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (54.9%)	Value
Financials (6.9%) - continued
8,298	First Potomac Realty Trust	$75,180
29,448	First Republic Bank	1,962,415
5,800	FlexiGroup, Ltd.	11,001
4,690	Franklin Street Properties Corporation	49,761
6,900	Frasers Centrepoint Trust	10,234
16,000	Fukuoka Financial Group, Inc.	52,120
1,558	Getty Realty Corporation	30,895
4,381	Glacier Bancorp, Inc.	111,365
9,400	Goldman Sachs Group, Inc.	1,475,612
1,900	Great Portland Estates plc	19,835
18,740	Great Western Bancorp, Inc.	511,040
9,345	Green Bancorp, Inc.[a]	70,742
760	Greenhill & Company, Inc.	16,872
2,052	H&R Real Estate Investment Trust	33,164
900	Hamborner REIT AG	9,743
17,820	Hancock Holding Company	409,147
2,000	Hang Seng Bank, Ltd.	35,388
56,222	Hanmi Financial Corporation	1,238,008
900	Hannover Rueckversicherung SE	104,600
4,030	Hanover Insurance Group, Inc.	363,587
28,830	Hartford Financial Services Group, Inc.	1,328,486
7,109	Hatteras Financial Corporation	101,659
9,900	Henderson Group plc	36,621
2,960	HFF, Inc.	81,489
2,650	Highwoods Properties, Inc.	126,696
5,092	Home BancShares, Inc.	208,517
1,160	Hometrust Bancshares, Inc.[a]	21,263
17,160	Horace Mann Educators Corporation	543,800
3,890	Hospitality Properties Trust	103,318
28,448	Host Hotels & Resorts, Inc.	475,082
13,984	Houlihan Lokey, Inc.	348,202
4,170	Hudson Pacific Properties, Inc.	120,596
2,100	Hufvudstaden AB	33,214
95,950	Huntington Bancshares, Inc.	915,363
16,000	Hysan Development Company, Ltd.	68,187
517	Intact Financial Corporation	36,197
5,589	Intercontinental Exchange, Inc.	1,314,197
6,830	Invesco, Ltd.	210,159
10,100	Investec plc	74,088
28,140	Investors Bancorp, Inc.	327,550
77,023	J.P. Morgan Chase & Company	4,561,302
37,190	Janus Capital Group, Inc.	544,090
109,550	KeyCorp	1,209,432
3,590	Kimco Realty Corporation	103,320
25,750	Liberty Property Trust	861,595
1,434	Lincoln National Corporation	56,213
11,000	Link REIT	65,347
4,650	M&T Bank Corporation	516,150
1,800	Macquarie Group, Ltd.	91,105
2,790	McGraw-Hill Financial, Inc.	276,154
7,180	MetLife, Inc.	315,489
32,800	Mizuho Financial Group, Inc.	48,881
22,790	Morgan Stanley	569,978
5,680	MSCI, Inc.	420,774
200	Muenchener Rueckversicherungs-Gesellschaft AG	40,589
3,450	Nasdaq, Inc.	229,011
1,800	National Australia Bank, Ltd.	36,142
1,928	National Bank of Canada	63,077
990	National Storage Affiliates Trust	20,988
640	Navigators Group, Inc.[a]	53,677
34,000	New World Development Company, Ltd.	32,451
2,790	NMI Holdings, Inc.[a]	14,090

Shares	Common Stock (54.9%)	Value
Financials (6.9%) - continued
7,160	NorthStar Asset Management Corporation, Inc.	$81,266
5,420	NorthStar Realty Europe Corporation	62,872
2,700	Old Mutual plc	7,458
2,790	Old National Bancorp	34,010
9,280	Oritani Financial Corporation	157,482
32,519	PacWest Bancorp	1,208,081
14,960	Parkway Properties, Inc.	234,274
16,893	Pebblebrook Hotel Trust	491,080
940	Pennsylvania Real Estate Investment Trust	20,539
12,850	Physicians Realty Trust	238,753
6,040	Piedmont Office Realty Trust, Inc.	122,672
460	Piper Jaffray Companies[a]	22,798
2,360	Popular, Inc.	67,520
2,710	Post Properties, Inc.	161,895
1,387	Potlatch Corporation	43,690
2,600	Poundland Group plc	5,819
586	Power Corporation of Canada	13,518
16,800	Primerica, Inc.	748,104
1,290	PrivateBancorp, Inc.	49,794
11,010	Provident Financial Services, Inc.	222,292
7,200	Ramco-Gershenson Properties Trust	129,816
20,258	Raymond James Financial, Inc.	964,483
2,020	Rayonier, Inc. REIT	49,854
3,320	RE/MAX Holdings, Inc.	113,876
4,405	Realogy Holdings Corporation[a]	159,065
12,271	Renasant Corporation	403,839
10,060	Retail Properties of America, Inc.	159,451
393	Safety Insurance Group, Inc.	22,425
200	Sampo Oyj	9,473
4,661	Sandy Spring Bancorp, Inc.	129,716
1,300	Schroders plc	49,978
3,190	Selective Insurance Group, Inc.	116,786
7,020	Senior Housing Property Trust	125,588
3,750	Silver Bay Realty Trust Corporation REIT	55,687
188,150	SLM Corporation[a]	1,196,634
3,820	Sovran Self Storage, Inc.	450,569
7,430	Spirit Realty Captial, Inc.	83,587
40,168	Stifel Financial Corporation[a]	1,188,973
34,100	Stockland	111,561
3,770	Store Capital Corporation	97,568
11,000	Sumitomo Mitsui Trust Holdings, Inc.	32,202
14,461	Summit Hotel Properties, Inc.	173,098
14,879	SVB Financial Group[a]	1,518,402
1,000	Swiss Re AG	92,340
5,800	Synchrony Financial[a]	166,228
39,520	Synovus Financial Corporation	1,142,523
5,200	T&D Holdings, Inc.	48,573
300	Talanx AG	10,224
25,700	Talmer Bancorp, Inc.	464,913
44,030	TCF Financial Corporation	539,808
29,849	TD Ameritrade Holding Corporation	941,139
21,783	Terreno Realty Corporation	510,811
1,150	Territorial Bancorp, Inc.	29,969
200	Tokio Marine Holdings, Inc.	6,758
618	Toronto-Dominion Bank	26,676
2,740	TriCo Bancshares	69,377
5,220	TrustCo Bank Corporation	31,633
2,100	U.S. Bancorp	85,239
1,480	Union Bankshares Corporation	36,452
9,608	United Community Banks, Inc.	177,460
7,970	United Financial Bancorp, Inc.	100,342
6,100	United Overseas Bank, Ltd.	85,327
1,670	Urstadt Biddle Properties, Inc.	34,986

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (54.9%)	Value
Financials (6.9%) - continued
3,220	Waddell & Reed Financial, Inc.	$75,799
1,230	Washington Federal, Inc.	27,859
510	Webster Financial Corporation	18,309
4,000	Wells Fargo & Company	193,440
13,048	Western Alliance Bancorp[a]	435,542
11,800	Wing Tai Holdings, Ltd.	15,393
1,409	Wintrust Financial Corporation	62,475
6,750	WisdomTree Investments, Inc.	77,153
1,545	WSFS Financial Corporation	50,243
4,937	XL Group plc	181,682
57,141	Zions Bancorporation	1,383,384

	Total	67,513,280

Health Care (7.5%)
54,840	Abbott Laboratories	2,293,957
1,500	AbbVie, Inc.	85,680
12,700	ABIOMED, Inc.[a]	1,204,087
21,869	Acadia Healthcare Company, Inc.[a]	1,205,201
1,300	Aceto Corporation	30,628
10,440	Acorda Therapeutics, Inc.[a]	276,138
100	Actelion, Ltd.	14,924
6,470	Aetna, Inc.	726,904
40,124	Akorn, Inc.[a]	944,118
3,150	Albany Molecular Research, Inc.[a]	48,164
17,868	Align Technology, Inc.[a]	1,298,825
25,184	Allergan plc[a]	6,750,068
5,411	Allscripts Healthcare Solutions, Inc.[a]	71,479
12,267	AmerisourceBergen Corporation	1,061,709
1,550	Amgen, Inc.	232,391
9,438	AMN Healthcare Services, Inc.[a]	317,211
2,100	AmSurg Corporation[a]	156,660
3,058	Anacor Pharmaceuticals, Inc.[a]	163,450
6,241	Analogic Corporation	493,101
1,000	Astellas Pharmaceutical, Inc.	13,290
10,744	Asterias Biotherapeutics, Inc.[a]	50,497
296	Atrion Corporation	117,027
7,012	BioMarin Pharmaceutical, Inc.[a]	578,350
570	Bio-Rad Laboratories, Inc.[a]	77,930
3,410	Boston Scientific Corporation[a]	64,142
2,860	Bristol-Myers Squibb Company	182,697
4,258	C.R. Bard, Inc.	862,969
4,720	Cambrex Corporation[a]	207,680
1,200	Cardinal Health, Inc.	98,340
25,501	Cardiovascular Systems, Inc.[a]	264,445
20,802	Centene Corporation[a]	1,280,779
62,497	Cerner Corporation[a]	3,309,841
1,550	CONMED Corporation	65,007
1,500	Cross Country Healthcare, Inc.[a]	17,445
300	CSL, Ltd.	23,313
14,680	Dentsply Sirona, Inc.	904,728
75,143	Depomed, Inc.[a]	1,046,742
18,680	Edwards Lifesciences Corporation[a]	1,647,763
10,500	Ensign Group, Inc.	237,720
29,921	Envision Healthcare Holdings, Inc.[a]	610,388
1,500	Essilor International SA	184,824
50,083	ExamWorks Group, Inc.[a]	1,480,453
2,950	Express Scripts Holding Company[a]	202,635
100	Gerresheimer AG	7,824
65,508	Gilead Sciences, Inc.	6,017,565
4,170	Globus Medical, Inc.[a]	99,038
12,490	Greatbatch, Inc.[a]	445,144
3,460	Haemonetics Corporation[a]	121,031
7,320	HCA Holdings, Inc.[a]	571,326
22,313	HealthEquity, Inc.[a]	550,462
6,850	HealthSouth Corporation	257,766
1,450	Healthways, Inc.[a]	14,630

Shares	Common Stock (54.9%)	Value
Health Care (7.5%) - continued
1,600	Hikma Pharmaceuticals plc	$45,434
3,300	Hill-Rom Holdings, Inc.	165,990
21,450	Hologic, Inc.[a]	740,025
760	ICON plc[a]	57,076
16,761	Impax Laboratories, Inc.[a]	536,687
23,500	Inogen, Inc.[a]	1,057,030
44,166	Intersect ENT, Inc.[a]	839,154
42,928	Ironwood Pharmaceuticals, Inc.[a]	469,632
12,350	Kindred Healthcare, Inc.	152,523
200	Lonza Group AG	33,808
2,700	Magellan Health Services, Inc.[a]	183,411
3,654	Medtronic plc	274,050
9,780	Merck & Company, Inc.	517,460
600	Merck KGaA	49,910
2,268	Mettler-Toledo International, Inc.[a]	781,916
100,433	Mylan NV	4,655,070
1,680	Myriad Genetics, Inc.[a]	62,882
2,128	National Healthcare Corporation	132,574
620	Natural Health Trends Corporation	20,553
670	Neogen Corporation[a]	33,735
15,202	Neurocrine Biosciences, Inc.[a]	601,239
13,400	Nevro Corporation[a]	753,884
2,900	Novartis AG	209,821
2,000	Novo Nordisk AS	108,307
41,571	NuVasive, Inc.[a]	2,022,429
16,980	Omnicell, Inc.[a]	473,233
14,110	PerkinElmer, Inc.	697,881
8,020	Perrigo Company plc	1,025,999
50,070	Pfizer, Inc.	1,484,075
3,960	PharMerica Corporation[a]	87,556
2,680	Progenics Pharmaceuticals, Inc.[a]	11,685
4,000	Prothena Corporation plc[a]	164,640
5,785	Quintiles Transnational Holdings, Inc.[a]	376,604
130	Regeneron Pharmaceuticals, Inc.[a]	46,857
4,050	Roche Holding AG ADR	124,031
200	Roche Holding AG-Genusschein	49,108
2,200	Sanofi	176,871
8,540	STERIS plc	606,767
29,968	Team Health Holdings, Inc.[a]	1,252,962
20,827	Teleflex, Inc.	3,270,047
4,283	Triple-S Management Corporation[a]	106,475
10,523	UnitedHealth Group, Inc.	1,356,415
15,044	Universal Health Services, Inc.	1,876,288
2,360	VCA Antech, Inc.[a]	136,148
51,600	Veeva Systems, Inc.[a]	1,292,064
34,186	Vertex Pharmaceuticals, Inc.[a]	2,717,445
4,600	Waters Corporation[a]	606,832
1,760	Wellcare Health Plans, Inc.[a]	163,240
8,620	West Pharmaceutical Services, Inc.	597,538
8,360	Zoetis, Inc.	370,599

	Total	72,564,446

Industrials (6.2%)
25,034	3M Company	4,171,415
8,065	ABM Industries, Inc.	260,580
12,650	Actuant Corporation	312,581
600	Adecco SA	39,031
2,640	AECOM[a]	81,286
5,664	Aegion Corporation[a]	119,454
680	Aerovironment, Inc.[a]	19,258
7,900	AGCO Corporation	392,630
1,000	Aida Engineering, Ltd.	8,688
11,400	Air New Zealand, Ltd.	22,539
500	Airbus Group NV	33,129
2,240	Allison Transmission Holdings, Inc.	60,435

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (54.9%)	Value
Industrials (6.2%) - continued
900	Amada Holdings Company, Ltd.	$8,769
1,850	AMETEK, Inc.	92,463
200	Andritz AG	10,957
1,500	Applied Industrial Technologies, Inc.	65,100
5,000	Asahi Glass Company, Ltd.	27,359
2,521	Astec Industries, Inc.	117,655
300	Atlas Copco Aktiebolag	7,529
11,030	AZZ, Inc.	624,298
10,346	B/E Aerospace, Inc.	477,158
700	Babcock International Group plc	9,532
2,757	Beacon Roofing Supply, Inc.[a]	113,065
1,100	Boeing Company	139,634
1,510	Brady Corporation	40,528
1,400	Briggs & Stratton Corporation	33,488
610	Brink’s Company	20,490
20,330	BWX Technologies, Inc.	682,275
4,760	Caterpillar, Inc.	364,330
1,690	CBIZ, Inc.[a]	17,052
5,090	CEB, Inc.	329,476
3,000	Central Glass Company, Ltd.	16,277
1,060	Chart Industries, Inc.[a]	23,023
2,329	CIRCOR International, Inc.	108,042
21,421	CLARCOR, Inc.	1,237,920
9,130	Colfax Corporation[a]	261,027
5,052	Comfort Systems USA, Inc.	160,502
500	Compagnie de Saint-Gobain	21,962
13,460	Copart, Inc.[a]	548,764
300	Croda International plc	13,063
5,918	CSX Corporation	152,388
10,550	Curtiss-Wright Corporation	798,318
1,000	Dai Nippon Printing Company, Ltd.	8,874
9,210	Danaher Corporation	873,661
1,300	Dart Group plc	12,398
92,550	Delta Air Lines, Inc.	4,505,334
900	Deutsche Post AG	24,979
300	DSV AS	12,478
28,254	EMCOR Group, Inc.	1,373,144
2,770	Emerson Electric Company	150,633
6,225	Equifax, Inc.	711,455
3,879	ESCO Technologies, Inc.	151,203
13,000	Expeditors International of Washington, Inc.	634,530
400	FANUC Corporation	61,947
9,921	Federal Signal Corporation	131,552
1,300	Ferrovial SA	27,899
2,630	Flowserve Corporation	116,798
28,080	Fluor Corporation	1,507,896
27,737	Fortune Brands Home and Security, Inc.	1,554,381
3,207	Franklin Electric Company, Inc.	103,169
14,062	FTI Consulting, Inc.[a]	499,342
2,000	Fuji Electric Company, Ltd.	6,915
1,720	G & K Services, Inc.	125,990
859	Galliford Try plc	17,674
11,510	General Electric Company	365,903
5,331	Gibraltar Industries, Inc.[a]	152,467
31,704	Granite Construction, Inc.	1,515,451
9,334	H&E Equipment Services, Inc.	163,625
1,440	Hackett Group, Inc.	21,773
1,000	Hankyu Hanshin Holdings, Inc.	6,377
35,910	Healthcare Services Group, Inc.	1,321,847
15,390	Heico Corporation	925,401
3,830	Herman Miller, Inc.	118,309
5,770	Hexcel Corporation	252,207
7,617	HNI Corporation	298,358
100	Hochtief AG	12,212

Shares	Common Stock (54.9%)	Value
Industrials (6.2%) - continued
2,515	Honeywell International, Inc.	$281,806
200	Hoshizaki Electric Company, Ltd.	16,682
1,663	Hub Group, Inc.[a]	67,834
6,470	Huntington Ingalls Industries, Inc.	886,002
21,918	Huron Consulting Group, Inc.[a]	1,275,408
870	Illinois Tool Works, Inc.	89,123
600	Inaba Denki Sangyo Company, Ltd.	18,874
3,200	Ingersoll-Rand plc	198,432
3,680	Insperity, Inc.	190,366
1,030	Interface, Inc.	19,096
1,700	Intrum Justitia AB	59,908
8,100	ITOCHU Corporation	99,540
2,200	ITT Corporation	81,158
11,044	JB Hunt Transport Services, Inc.	930,347
100	Jungheinrich AG	9,111
3,930	KAR Auction Services, Inc.	149,890
5,061	Kforce, Inc.	99,094
3,000	KITZ Corporation	12,974
910	Knoll, Inc.	19,702
2,300	KONE Oyj	110,701
700	Koninklijke Boskalis Westminster NV	27,435
15,870	Korn/Ferry International	448,962
100	Kuehne & Nagel International AG	14,212
1,490	Landstar System, Inc.	96,269
1,000	Lincoln Electric Holdings, Inc.	58,570
11,330	Manpower, Inc.	922,489
20,700	Masco Corporation	651,015
11,810	Meritor, Inc.[a]	95,189
10,933	Middleby Corporation[a]	1,167,316
1,200	MIRAIT Holdings Corporation	9,546
1,000	Mitsuboshi Belting, Ltd.	8,047
2,660	MRC Global, Inc.[a]	34,952
6,998	MSA Safety, Inc.	338,353
1,500	MTR Corporation, Ltd.	7,434
22,820	Mueller Water Products, Inc.	225,462
8,469	Navigant Consulting, Inc.[a]	133,895
8,813	Nielsen Holdings plc	464,093
1,300	Nikkon Holdings Company, Ltd.	23,528
2,000	Nippon Express Company, Ltd.	9,093
2,100	Nitto Kogyo Corporation	33,451
1,349	Nordson Corporation	102,578
1,720	Norfolk Southern Corporation	143,190
1,810	Northrop Grumman Corporation	358,199
6,000	Old Dominion Freight Line, Inc.[a]	417,720
25,637	On Assignment, Inc.[a]	946,518
20,475	Oshkosh Corporation	836,813
25,435	PGT, Inc.[a]	250,280
18,326	Progressive Waste Solutions, Ltd.	568,656
17,800	Proto Labs, Inc.[a]	1,372,202
1,550	Quanex Building Products Corporation	26,908
100	Randstad Holding NV	5,531
26,410	Raven Industries, Inc.	423,088
6,210	Resources Connection, Inc.	96,628
2,360	Rexnord Corporation[a]	47,719
200	Rieter Holding AG	43,180
14,989	Ritchie Brothers Auctioneers, Inc.	405,902
13,880	Rockwell Automation, Inc.	1,578,850
10,760	Rockwell Collins, Inc.	992,180
4,158	Roper Industries, Inc.	759,958
915	Ryder System, Inc.	59,274
377	Saft Groupe SA	11,383
15,390	Saia, Inc.[a]	433,228
1,800	Sanwa Holdings Corporation	13,391
4,200	SIG plc	8,794
1,160	SkyWest, Inc.	23,188

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (54.9%)	Value
Industrials (6.2%) - continued
59,021	Southwest Airlines Company	$2,644,141
4,410	Spirit Aerosystems Holdings, Inc.[a]	200,038
2,486	Stericycle, Inc.[a]	313,708
24,606	Swift Transportation Company[a]	458,410
11,506	Tennant Company	592,329
1,280	Tetra Tech, Inc.	38,170
3,191	Textron, Inc.	116,344
2,000	Toppan Printing Company, Ltd.	16,768
6,530	Toro Company	562,364
22,950	TransUnion[a]	633,650
200	Travis Perkins plc	5,239
680	TrueBlue, Inc.[a]	17,782
5,519	Tyco International plc	202,602
780	UniFirst Corporation	85,114
3,270	United Continental Holdings, Inc.[a]	195,742
2,700	United Parcel Service, Inc.	284,769
8,802	United Rentals, Inc.[a]	547,396
3,003	Universal Forest Products, Inc.	257,717
3,635	Universal Truckload Services, Inc.	59,868
100	Vestas Wind Systems AS	7,046
6,550	WABCO Holdings, Inc.[a]	700,326
1,160	Wabtec Corporation	91,976
15,996	WageWorks, Inc.[a]	809,558
20,510	Waste Connections, Inc.	1,324,741
3,002	Watsco, Inc.	404,489
452	WSP Global, Inc.	13,399
25,760	Xylem, Inc.	1,053,584
1,190	YRC Worldwide, Inc.[a]	11,091
400	Yuasa Trading Company, Ltd.	9,397

	Total	60,778,127

Information Technology (13.0%)
1,874	Advanced Energy Industries, Inc.[a]	65,196
30,529	Agilent Technologies, Inc.	1,216,581
15,060	Akamai Technologies, Inc.[a]	836,884
4,550	Alliance Data Systems Corporation[a]	1,001,000
9,083	Alphabet, Inc., Class Aa	6,929,421
7,477	Alphabet, Inc., Class Ca	5,569,991
200	Amadeus IT Holding SA	8,553
18,502	Ambarella, Inc.[a]	827,039
10,420	Amkor Technology, Inc.[a]	61,374
31,585	Amphenol Corporation	1,826,245
2,128	ANSYS, Inc.[a]	190,371
85,464	Apple, Inc.	9,314,721
48,034	Applied Materials, Inc.	1,017,360
29,582	Arista Networks, Inc.[a]	1,866,624
2,430	ARRIS International plc[a]	55,696
16,983	Aspen Technology, Inc.[a]	613,596
180	AtoS	14,619
5,480	Avnet, Inc.	242,764
6,050	AVX Corporation	76,049
4,346	Belden, Inc.	266,757
1,620	Benchmark Electronics, Inc.[a]	37,341
43,570	Booz Allen Hamilton Holding Corporation	1,319,300
16,340	Broadridge Financial Solutions, Inc.	969,125
69,858	Brocade Communications Systems, Inc.	739,098
10,814	Brooks Automation, Inc.	112,466
3,376	Cabot Microelectronics Corporation	138,112
7,459	CACI International, Inc.[a]	795,875
1,100	Canon, Inc.	32,805
17,399	Cavium, Inc.[a]	1,064,123
2,940	CDK Global, Inc.	136,857
6,260	CDW Corporation	259,790

Shares	Common Stock (54.9%)	Value
Information Technology (13.0%) - continued
1,540	Check Point Software Technologies, Ltd.[a]	$134,704
5,290	Ciber, Inc.[a]	11,162
25,890	Ciena Corporation[a]	492,428
11,300	Cirrus Logic, Inc.[a]	411,433
71,000	Cisco Systems, Inc.	2,021,370
870	Citrix Systems, Inc.[a]	68,365
24,310	Cognex Corporation	946,874
6,650	Cognizant Technology Solutions Corporation[a]	416,955
2,550	Coherent, Inc.[a]	234,345
2,900	Comtech Telecommunications Corporation	67,773
7,460	Convergys Corporation	207,164
16,890	CoreLogic, Inc.[a]	586,083
39,276	Criteo SA ADR[a]	1,626,812
1,510	Cvent, Inc.[a]	32,314
20,511	Demandware, Inc.[a]	801,980
10,680	DST Systems, Inc.	1,204,384
3,100	EarthLink Holdings Corporation	17,577
15,850	eBay, Inc.[a]	378,181
6,163	Electro Rent Corporation	57,069
7,300	EMC Corporation	194,545
19,950	Envestnet, Inc.[a]	542,640
3,770	EVERTEC, Inc.	52,705
3,800	ExlService Holdings, Inc.[a]	196,840
5,042	F5 Networks, Inc.[a]	533,696
5,747	Fabrinet[a]	185,915
87,010	Facebook, Inc.[a]	9,927,841
10,092	FEI Company	898,289
29,407	Finisar Corporation[a]	536,384
33,740	FLIR Systems, Inc.	1,111,733
25,972	Fortinet, Inc.[a]	795,522
3,400	FUJIFILM Holdings NPV	134,393
6,440	Genpact, Ltd.[a]	175,104
6,560	Glu Mobile, Inc.[a]	18,499
41,202	Guidewire Software, Inc.[a]	2,244,685
3,400	Harmonic, Inc.[a]	11,118
8,050	Hewlett-Packard Company	99,176
1,000	Hitachi Kokusai Electric, Inc.	12,005
600	Hoya Corporation	22,806
3,997	IAC/InterActiveCorporation	188,179
11,388	Imperva, Inc.[a]	575,094
20,020	Intel Corporation	647,647
700	IT Holdings Corporation	16,557
600	ITOCHU Techno-Solutions Corporation	11,321
9,579	Ixia[a]	119,354
21,760	Juniper Networks, Inc.	555,098
300	Kyocera Corporation	13,209
6,460	Lam Research Corporation	533,596
2,990	Liberty Tripadvisor Holdings, Inc.[a]	66,258
4,300	Linear Technology Corporation	191,608
4,040	Lionbridge Technologies, Inc.[a]	20,442
1,406	Littelfuse, Inc.	173,093
9,074	Manhattan Associates, Inc.[a]	516,038
7,955	Marvell Technology Group, Ltd.	82,016
4,500	Maxim Integrated Products, Inc.	165,510
1,180	MAXIMUS, Inc.	62,115
2,800	Methode Electronics, Inc.	81,872
32,950	Microsemi Corporation[a]	1,262,314
150,940	Microsoft Corporation	8,336,416
21,009	Monolithic Power Systems, Inc.	1,337,013
460	Morningstar, Inc.	40,604
37,164	Nanometrics, Inc.[a]	588,678
24,530	National Instruments Corporation	738,598

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (54.9%)	Value
Information Technology (13.0%) - continued
1,100	NEC Networks & System Integration Corporation	$17,080
1,500	NETGEAR, Inc.[a]	60,555
9,001	Nice Systems, Ltd. ADR	583,175
600	NS Solutions Corporation	11,769
76,879	NVIDIA Corporation	2,739,199
10,070	NXP Semiconductors NVa	816,375
50,400	Oclaro, Inc.[a]	272,160
1,870	ON Semiconductor Corporation[a]	17,933
8,150	Oracle Corporation	333,416
5,750	Palo Alto Networks, Inc.[a]	938,055
39,190	Pandora Media, Inc.[a]	350,751
23,100	Paylocity Holding Corporation[a]	756,294
135,924	PayPal Holdings, Inc.[a]	5,246,666
18,360	Pegasystems, Inc.	465,977
7,720	Plantronics, Inc.	302,547
30,750	Polycom, Inc.[a]	342,862
18,933	Progress Software Corporation[a]	456,664
32,916	Proofpoint, Inc.[a]	1,770,222
7,190	PTC, Inc.[a]	238,420
14,526	QLIK Technologies, Inc.[a]	420,092
3,140	QUALCOMM, Inc.	160,580
680	Qualys, Inc.[a]	17,211
5,590	RealPage, Inc.[a]	116,496
11,350	Red Hat, Inc.[a]	845,688
3,900	Ruckus Wireless, Inc.[a]	38,259
96,090	Salesforce.com, Inc.[a]	7,094,325
1,140	Sanmina Corporation[a]	26,653
600	SAP SE	48,281
1,210	ScanSource, Inc.[a]	48,860
7,621	ServiceNow, Inc.[a]	466,253
2,400	Shinko Electric Industries Company, Ltd.	13,491
5,250	ShoreTel, Inc.[a]	39,060
5,350	Symantec Corporation	98,333
12,752	Synopsys, Inc.[a]	617,707
100	TDK Corporation	5,549
940	Tech Data Corporation[a]	72,164
58,831	Teradyne, Inc.	1,270,161
2,460	Tessera Technologies, Inc.	76,260
5,530	Texas Instruments, Inc.	317,533
4,690	Trimble Navigation, Ltd.[a]	116,312
9,222	Tyler Technologies, Inc.[a]	1,186,041
9,366	Ultimate Software Group, Inc.[a]	1,812,321
200	United Internet AG	10,021
56,824	Virtusa Corporation[a]	2,128,627
96,470	Visa, Inc.	7,378,026
9,210	Xerox Corporation	102,784
94,720	Xilinx, Inc.	4,492,570

	Total	126,079,010

Materials (2.0%)
9,350	Agnico Eagle Mines, Ltd.	338,096
100	Air Liquide SA	11,219
2,350	Albemarle Corporation	150,236
49,050	Alcoa, Inc.	469,899
2,576	American Vanguard Corporation[a]	40,649
200	Aurubis AG	9,938
5,700	Avery Dennison Corporation	411,027
6,853	Axalta Coating Systems, Ltd.[a]	200,108
6,878	Balchem Corporation	426,574
7,900	Ball Corporation	563,191
52,110	Barrick Gold Corporation	707,654
1,720	Bemis Company, Inc.	89,062
8,800	BHP Billiton, Ltd.	113,712
2,600	BillerudKorsnas AB	42,443

Shares	Common Stock (54.9%)	Value
Materials (2.0%) - continued
720	Boise Cascade Company[a]	$14,918
2,900	Boral, Ltd.	13,717
700	Buzzi Unicem SPA	12,067
7,650	Cabot Corporation	369,725
560	Carpenter Technology Corporation	19,169
63	CCL Industries, Inc.	11,957
7,397	Celanese Corporation	484,504
29,223	Chemtura Corporation[a]	771,487
1,028	Clearwater Paper Corporation[a]	49,868
24,000	Crown Holdings, Inc.[a]	1,190,160
4,300	Daicel Corporation	58,615
3,390	Dow Chemical Company	172,415
1,900	Eagle Materials, Inc.	133,209
4,100	Eastman Chemical Company	296,143
36,190	Eldorado Gold Corporation	114,360
200	Evonik Industries AG	5,982
2,010	Ferroglobe plc	17,708
16,795	FMC Corporation	678,014
41,020	Freeport-McMoRan, Inc.	424,147
35,490	Goldcorp, Inc.	576,003
800	Hexpol AB	8,876
400	Holmen AB	13,084
2,327	Innospec, Inc.	100,899
23,960	International Paper Company	983,318
500	JFE Holdings, Inc.	6,715
62,460	Kinross Gold Corporation[a]	212,364
910	Koppers Holdings, Inc.[a]	20,448
200	LafargeHolcim, Ltd.	9,392
2,420	Martin Marietta Materials, Inc.	386,014
690	Materion Corporation	18,271
1,374	Minerals Technologies, Inc.	78,112
1,300	Mitsubishi Chemical Holdings Corporation	6,787
8,640	Mosaic Company	233,280
7,088	Myers Industries, Inc.	91,152
27,390	Newmont Mining Corporation	728,026
200	Nippon Shokubai Company, Ltd.	10,188
900	Nippon Steel & Sumitomo Metal Corporation	17,255
4,608	Norsk Hydro ASA	18,932
800	Novozymes AS	35,925
2,000	Oji Holdings Corporation	8,033
10,880	Olin Corporation	188,986
3,390	OMNOVA Solutions, Inc.[a]	18,848
34,460	Owens-Illinois, Inc.[a]	549,982
15,577	Packaging Corporation of America	940,851
19,703	PolyOne Corporation	596,016
2,430	Rayonier Advanced Materials, Inc.	23,085
2,680	Reliance Steel & Aluminum Company	185,429
200	Rio Tinto, Ltd.	6,512
3,370	Royal Gold, Inc.	172,847
3,500	RPM International, Inc.	165,655
1,880	Schnitzer Steel Industries, Inc.	34,667
8,329	Scotts Miracle-Gro Company	606,101
10,400	Sealed Air Corporation	499,304
15,860	Silver Wheaton Corporation	262,959
8,560	Sonoco Products Company	415,759
43,412	Steel Dynamics, Inc.	977,204
2,740	Stillwater Mining Company[a]	29,181
2,000	Sumitomo Seika Chemicals Company, Ltd.	9,878
27,710	Teck Resources, Ltd.	210,873
1,000	Tosoh Corporation	4,200
300	Umicore	14,892
1,800	UPM-Kymmene Oyj	32,543
5,100	Vulcan Materials Company	538,407

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (54.9%)	Value
Materials (2.0%) - continued
1,120	Westlake Chemical Corporation	$51,856
14,314	Westrock Company	558,675
52,460	Yamana Gold, Inc.	159,478
2,216	Yara International ASA	83,188

	Total	19,312,423

Telecommunications Services (0.3%)
993	BCE, Inc.	45,255
9,320	Cincinnati Bell, Inc.[a]	36,068
2,300	Elisa Oyj[a]	89,312
1,520	FairPoint Communications, Inc.[a]	22,618
2,200	Freenet AG	65,708
2,030	General Communication, Inc.[a]	37,190
30,900	KCOM Group plc	47,708
9,585	Level 3 Communications, Inc.[a]	506,567
2,200	Orange SA	38,418
11,000	ORBCOMM, Inc.[a]	111,430
800	Proximus SA	27,300
11,604	SBA Communications Corporation[a]	1,162,373
3,600	Telefonica Deutschland Holding AG	19,461
5,658	Verizon Communications, Inc.	305,985
23,790	Vonage Holdings Corporation[a]	108,720

	Total	2,624,113

Utilities (0.7%)
1,280	Ameren Corporation	64,128
3,980	American States Water Company	156,653
4,360	Aqua America, Inc.	138,735
1,940	Artesian Resources Corporation	54,242
11,800	Avista Corporation	481,204
4,480	California Water Service Group	119,706
7,170	CenterPoint Energy, Inc.	149,996
340	Chesapeake Utilities Corporation	21,410
2,500	CLP Holdings, Ltd.	22,628
1,640	Consolidated Water Company, Ltd.	19,959
2,970	Dynegy, Inc.[a]	42,679
8,230	Edison International, Inc.	591,655
17,000	Electricidade de Portugal SA	60,358
3,775	FirstEnergy Corporation	135,787
7,090	Great Plains Energy, Inc.	228,652
9,625	Laclede Group, Inc.	652,094
14,380	MDU Resources Group, Inc.	279,835
830	Middlesex Water Company	25,605
1,830	New Jersey Resources Corporation	66,667
570	Northwest Natural Gas Company	30,694
8,390	PG&E Corporation	501,051
3,091	PNM Resources, Inc.	104,228
2,000	Portland General Electric Company	78,980
13,350	Public Service Enterprise Group, Inc.	629,319
9,700	Redes Energeticas Nacionais SGPS SA	31,758
2,350	Renewable Energy Group, Inc.[a]	22,184
200	Severn Trent plc	6,230
13,700	Southern Company	708,701
3,140	Southwest Gas Corporation	206,769
14,555	Talen Energy Corporation[a]	130,995
2,000	Toho Gas Company, Ltd.	14,196
3,940	UGI Corporation	158,743
3,800	United Utilities Group plc	50,301
1,112	Unitil Corporation	47,249
6,430	Vectren Corporation	325,101
400	Veolia Environnement SA	9,628
2,850	WEC Energy Group, Inc.	171,199

Shares	Common Stock (54.9%)	Value
Utilities (0.7%) - continued
3,520	Westar Energy, Inc.	$174,627

	Total	6,713,946

	Total Common Stock (cost $486,279,230)	532,929,233

Shares	Registered Investment Companies (31.9%)	Value
Affiliated Equity Holdings (28.0%)
3,449,494	Thrivent Large Cap Stock Portfolio	39,293,872
2,929,577	Thrivent Large Cap Value Portfolio	45,726,593
2,971,037	Thrivent Mid Cap Stock Portfolio	50,111,286
11,767,231	Thrivent Partner Worldwide Allocation Portfolio	105,674,440
1,990,971	Thrivent Small Cap Stock Portfolio	30,929,342

	Total	271,735,533

Affiliated Fixed Income Holdings (2.7%)
1,695,054	Thrivent High Yield Portfolio	7,683,339
456,189	Thrivent Income Portfolio	4,586,659
925,156	Thrivent Limited Maturity Bond Portfolio	9,027,671
466,943	Thrivent Opportunity Income Plus Portfolio	4,633,803

	Total	25,931,472

Equity Funds/ETFs (1.2%)
3,650	iShares MSCI EAFE Index Fund	208,525
23,045	iShares Russell 2000 Growth Index Fund	3,057,611
17,151	iShares Russell 2000 Index Fund	1,897,244
4,850	iShares Russell 2000 Value Index Fund	452,069
3,640	Market Vectors Oil Service ETF	96,860
9,910	Materials Select Sector SPDR Fund	444,067
23,058	SPDR S&P 500 ETF Trust	4,739,802
13,940	SPDR S&P Biotech ETF	720,140
310	SPDR S&P MidCap 400 ETF Trust	81,443

	Total	11,697,761

	Total Registered Investment Companies (cost $311,613,798)	309,364,766

Principal Amount	Long-Term Fixed Income (2.7%)	Value
Asset-Backed Securities (<0.1%)
	Renaissance Home Equity Loan Trust
$643,438	6.011%, 5/25/2036[c]	435,430

	Total	435,430

Collateralized Mortgage Obligations (<0.1%)
	MASTR Alternative Loans Trust
30,707	0.883%, 12/25/2035[d]	14,565
	Residential Asset Securitization Trust
46,959	0.813%, 8/25/2037[d]	13,044
	Sequoia Mortgage Trust
128,364	2.919%, 9/20/2046	102,352
	WaMu Mortgage Pass Through Certificates
57,385	2.432%, 9/25/2036	51,425
84,115	2.454%, 10/25/2036	72,377

	Total	253,763

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (2.7%)	Value
Mortgage-Backed Securities (1.3%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
$875,000	3.000%, 4/1/2031[e]	$914,717
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
875,000	4.000%, 4/1/2046[e]	933,857
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
900,000	3.500%, 4/1/2030[e]	950,409
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
5,975,000	3.500%, 4/1/2046[e]	6,264,648
1,825,000	4.000%, 4/1/2046[e]	1,949,898
1,575,000	4.500%, 4/1/2046[e]	1,713,797

	Total	12,727,326

U.S. Government and Agencies (1.4%)
	Federal Home Loan Bank
2,000,000	0.220%, 5/2/2016	2,000,086
	Tennessee Valley Authority
165,000	5.250%, 9/15/2039	210,587
	U.S. Treasury Bonds
2,800,000	3.625%, 2/15/2044	3,396,859
	U.S. Treasury Bonds, TIPS
966,411	0.625%, 1/15/2026	1,010,316
	U.S. Treasury Notes
225,000	0.625%, 10/15/2016	225,220
400,000	0.875%, 11/15/2017	401,000
825,000	1.500%, 10/31/2019	839,212
1,425,000	1.875%, 6/30/2020	1,468,585
665,000	1.375%, 9/30/2020	670,559
250,000	2.125%, 9/30/2021	260,244
250,000	1.625%, 8/15/2022	251,924
2,100,000	2.250%, 11/15/2024	2,189,414
	U.S. Treasury Notes, TIPS
338,918	0.125%, 4/15/2018	344,915

	Total	13,268,921

	Total Long-Term Fixed Income (cost $25,964,352)	26,685,440

Shares or Principal Amount	Short-Term Investments (12.0%)[f]	Value
	Federal Agricultural Mortgage Corporation Discount Notes
1,000,000	0.400%, 7/25/2016	998,722
	Federal Home Loan Bank Discount Notes
3,400,000	0.370%, 4/8/2016[g]	3,399,755
5,500,000	0.365%, 4/11/2016[g]	5,499,442
5,900,000	0.390%, 4/27/2016[g]	5,898,340
10,000,000	0.290%, 5/2/2016	9,997,503
1,350,000	0.290%, 5/4/2016	1,349,641
3,900,000	0.290%, 5/13/2016	3,898,681
	Federal Home Loan Mortgage Corporation Discount Notes
100,000	0.320%, 4/8/2016	99,994
	Federal National Mortgage Association Discount Notes
100,000	0.320%, 4/13/2016[g]	99,989

Shares or Principal Amount	Short-Term Investments (12.0%)[f]	Value
	Thrivent Cash Management Trust
84,765,903	0.290%	$84,765,903

	Total Short-Term Investments (at amortized cost)	116,007,970

	Total Investments (cost $939,865,350) 101.5%	$984,987,409

	Other Assets and Liabilities, Net (1.5%)	(14,369,871)

	Total Net Assets 100.0%	$970,617,538

a	Non-income producing security.
b

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.

c	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31, 2016.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2016.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
g	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$102,518,638
Gross unrealized depreciation	(57,396,579)

Net unrealized appreciation (depreciation)	$45,122,059

Cost for federal income tax purposes	$939,865,350

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2016, in valuing Aggressive Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	90,133,559	88,711,197	1,422,362	–
Consumer Staples	24,153,553	23,058,049	1,095,504	–
Energy	63,056,776	62,604,222	452,554	–
Financials	67,513,280	65,008,345	2,418,866	86,069
Health Care	72,564,446	71,647,012	917,434	–
Industrials	60,778,127	59,772,875	1,005,252	–
Information Technology	126,079,010	125,706,551	372,459	–
Materials	19,312,423	18,746,373	566,050	–
Telecommunications Services	2,624,113	2,290,951	333,162	–
Utilities	6,713,946	6,518,847	195,099	–
Registered Investment Companies
Affiliated Equity Holdings	271,735,533	271,735,533	–	–
Affiliated Fixed Income Holdings	25,931,472	25,931,472	–	–
Equity Funds/ETFs	11,697,761	11,697,761	–	–
Long-Term Fixed Income
Asset-Backed Securities	435,430	–	435,430	–
Collateralized Mortgage Obligations	253,763	–	253,763	–
Mortgage-Backed Securities	12,727,326	–	12,727,326	–
U.S. Government and Agencies	13,268,921	–	13,268,921	–
Short-Term Investments	31,242,067	–	31,242,067	–

Subtotal Investments in Securities	$900,221,506	$833,429,188	$66,706,249	$86,069

Other Investments*	Total
Short-Term Investments	84,765,903

Subtotal Other Investments	$84,765,903

Total Investments at Value	$984,987,409

*

In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	3,273,600	3,273,600	–	–

Total Asset Derivatives	$3,273,600	$3,273,600	$–	$–

Liability Derivatives
Futures Contracts	6,247,425	6,247,425	–	–

Total Liability Derivatives	$6,247,425	$6,247,425	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2016. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

The following table presents Aggressive Allocation Portfolio’s futures contracts held as of March 31, 2016. Investments and/or cash totaling $10,698,367 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	14	June 2016	$1,825,732	$1,825,469	($263)
CBOT 2-Yr. U.S. Treasury Note	3	June 2016	656,119	656,250	131
CBOT 5-Yr. U.S. Treasury Note	32	June 2016	3,869,849	3,877,250	7,401
CBOT U.S. Long Bond	(9)	June 2016	(1,488,557)	(1,479,938)	8,619
CME E-mini S&P Mid-Cap 400 Index	(657)	June 2016	(90,708,224)	(94,686,840)	(3,978,616)
CME S&P 500 Index	163	June 2016	80,350,357	83,598,625	3,248,268
CME Ultra Long Term U.S. Treasury Bond	8	June 2016	1,384,901	1,380,250	(4,651)
Eurex Euro STOXX 50 Index	1,745	June 2016	59,492,028	58,200,703	(1,291,325)
ICE mini MSCI EAFE Index	394	June 2016	32,013,169	32,022,350	9,181
NYBOT NYF mini Russell 2000 Index	(187)	June 2016	(19,776,950)	(20,749,520)	(972,570)
Total Futures Contracts					($2,973,825)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Aggressive Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at March 31, 2016	Value March 31, 2016	Income Earned January 1, 2016 - March 31, 2016
Opportunity Income Plus	$4,541,113	$38,710	$–	466,943	$4,633,803	$38,734
Small Cap Stock	30,912,419	–	–	1,990,971	30,929,342	–
Mid Cap Stock	49,700,986	–	–	2,971,037	50,111,286	–
Partner Worldwide Allocation	105,949,793	–	–	11,767,231	105,674,440	–
Large Cap Value	45,459,708	–	–	2,929,577	45,726,593	–
Large Cap Stock	40,107,608	–	–	3,449,494	39,293,872	–
High Yield	7,480,973	107,805	–	1,695,054	7,683,339	107,830
Income	4,443,283	41,367	–	456,189	4,586,659	41,238
Limited Maturity Bond	8,953,804	41,524	–	925,156	9,027,671	41,423
Cash Management Trust-Short Term Investment	31,326,929	102,221,819	48,782,845	84,765,903	84,765,903	51,779
Total Value and Income Earned	$328,876,616				$382,432,908	$281,004

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Bank Loans (1.1%)[a]	Value
Basic Materials (0.1%)
	Alpha Natural Resources, Inc., Term Loan
$325,000	0.000%, 5/22/2020[b,c,d]	$99,395
	Axalta Coating Systems US Holdings, Inc., Term Loan
761,567	3.750%, 2/1/2020	756,176
	Fortescue Metals Group, Ltd., Term Loan
1,088,321	4.250%, 6/30/2019[b,c]	916,605
	Ineos US Finance, LLC, Term Loan
1,344,502	3.750%, 12/15/2020	1,320,973
	NewPage Corporation, Delayed Draw
228,667	11.000%, 7/26/2017	193,223
	NewPage Corporation, Term Loan
228,667	10.136%, 7/26/2017	193,223
1,136,333	0.000%, 2/11/2021[d]	166,189
	Tronox Pigments BV, Term Loan
455,646	4.500%, 3/19/2020	420,562

	Total	4,066,346

Capital Goods (<0.1%)
	Accudyne Industries, LLC, Term Loan
438,294	4.000%, 12/13/2019	381,316
	ADS Waste Holdings, Inc., Term Loan
413,756	3.750%, 10/9/2019	409,961

	Total	791,277

Communications Services (0.4%)
	Birch Communication Inc., Term Loan
1,395,625	7.750%, 7/17/2020	1,207,216
	Cengage Learning Acquisitions, Term Loan
1,004,797	7.000%, 3/31/2020	999,060
	Fairpoint Communications, Term Loan
804,240	7.500%, 2/14/2019	795,860
	Grande Communications Networks, LLC, Term Loan
724,532	4.500%, 5/29/2020	711,548
	Hargray Communications Group, Inc., Term Loan
788,877	5.250%, 6/26/2019	783,947
	Integra Telecom Holdings, Inc., Term Loan
503,353	5.250%, 8/14/2020	473,404
220,520	9.750%, 2/12/2021	209,082
	Intelsat Jackson Holdings SA, Term Loan
267,851	3.750%, 6/30/2019[b,c]	249,340
	Level 3 Communications, Inc., Term Loan
1,555,000	4.000%, 1/15/2020	1,558,405
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
2,765,000	4.500%, 1/7/2022	2,633,663
	LTS Buyer, LLC, Term Loan
771,463	4.000%, 4/13/2020	761,820
39,215	8.000%, 4/12/2021	37,483
	McGraw-Hill Global Education Holdings, LLC, Term Loan
804,532	4.912%, 3/22/2019	801,177
	NEP Broadcasting, LLC, Term Loan
68,572	10.000%, 7/22/2020	62,914

Principal Amount	Bank Loans (1.1%)[a]	Value
Communications Services (0.4%) - continued
	NEP/NCP Holdco, Inc., Term Loan
$1,037,151	4.250%, 1/22/2020[b,c]	$956,772
	NTelos, Inc., Term Loan
357,050	5.750%, 11/9/2019	354,372
	SBA Senior Finance II, LLC, Term Loan
535,950	3.250%, 6/10/2022	531,737
	Syniverse Holdings, Inc., Term Loan
700,131	4.000%, 4/23/2019	516,928
	TNS, Inc., Term Loan
422,051	5.000%, 2/14/2020	415,061
	Univision Communications, Inc., Term Loan
981,713	4.000%, 3/1/2020	970,973
	Virgin Media Investment Holdings, Ltd., Term Loan
263,349	3.500%, 6/30/2023	260,947
	WideOpenWest Finance, LLC, Term Loan
514,121	4.500%, 4/1/2019[b,c]	507,972
	WMG Acquisition Corporation, Term Loan
324,169	0.000%, 7/1/2020[b,c]	319,170
	XO Communications, LLC, Term Loan
294,000	4.250%, 3/20/2021	292,636
	Yankee Cable Acquisition, LLC, Term Loan
638,923	4.250%, 3/1/2020	635,198
	Zayo Group, LLC, Term Loan
1,274,106	3.750%, 5/6/2021	1,266,678

	Total	18,313,363

Consumer Cyclical (0.2%)
	Amaya BV, Term Loan
1,369,421	5.000%, 8/1/2021	1,255,472
	Burlington Coat Factory Warehouse Corporation, Term Loan
728,516	4.250%, 8/13/2021	728,385
	Ceridian HCM Holding, Inc., Term Loan
344,636	4.500%, 9/15/2020	331,712
	Golden Nugget, Inc., Delayed Draw
140,516	5.500%, 11/21/2019	139,726
	Golden Nugget, Inc., Term Loan
327,871	5.500%, 11/21/2019	326,029
	IMG Worldwide, Inc., Term Loan
475,164	5.250%, 5/6/2021	474,275
400,000	8.250%, 5/6/2022	380,000
	J.C. Penney Corporation, Inc., Term Loan
359,067	6.000%, 5/22/2018	359,426
	Las Vegas Sands, LLC, Term Loan
946,468	3.250%, 12/19/2020[b,c]	945,549
	Marina District Finance Company, Inc., Term Loan
766,523	6.500%, 8/15/2018	764,929
	MGM Resorts International, Term Loan
754,650	3.500%, 12/20/2019	752,492
	Mohegan Tribal Gaming Authority, Term Loan
837,807	5.500%, 6/15/2018	809,012
	ROC Finance, LLC, Term Loan
523,171	5.000%, 6/20/2019	502,244

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Bank Loans (1.1%)[a]	Value
Consumer Cyclical (0.2%) - continued
	Scientific Games International, Inc., Term Loan
$406,679	6.000%, 10/18/2020	$393,210
925,552	6.000%, 10/1/2021[b,c]	893,592

	Total	9,056,053

Consumer Non-Cyclical (0.1%)
	Albertson’s, LLC, Term Loan
1,068,343	5.500%, 3/21/2019	1,067,744
678,300	5.500%, 12/21/2022	678,666
	Catalina Marketing Corporation, Term Loan
299,662	4.500%, 4/9/2021	254,713
	Endo Luxembourg Finance I Co Sarl, Term Loan
583,537	3.750%, 9/26/2022	574,055
	Mallinckrodt International Finance SA, Term Loan
275,000	0.000%, 3/19/2021[b,c]	267,897
	Ortho-Clinical Diagnostics, Inc., Term Loan
1,030,743	4.750%, 6/30/2021	953,437
	Supervalu, Inc., Term Loan
1,095,451	4.500%, 3/21/2019	1,069,708
	Valeant Pharmaceuticals International, Inc., Term Loan
1,875,000	Zero Coupon, 4/1/2022[b,c]	1,767,975

	Total	6,634,195

Energy (0.1%)
	Altice US Finance I Corporation, Term Loan
566,694	4.250%, 12/14/2022	563,419
	Arch Coal, Inc., Term Loan
2,554,175	7.500%, 5/16/2018[b,c,d]	901,420
	Energy Solutions, LLC, Term Loan
472,404	6.750%, 5/29/2020[b,c]	434,611
	Expro Holdings UK 2, Ltd., Term Loan
443,250	5.750%, 9/2/2021	297,718
	Houston Fuel Oil Terminal, LLC, Term Loan
835,941	4.250%, 8/19/2021	752,347
	McJunkin Red Man Corporation, Term Loan
409,163	4.750%, 11/8/2019	390,750
	Pacific Drilling SA, Term Loan
481,387	4.500%, 6/3/2018	149,745
	Targa Resources Partners, LP, Term Loan
111,628	5.750%, 2/27/2022	100,465

	Total	3,590,475

Financials (0.1%)
	DJO Finance, LLC, Term Loan
547,250	4.250%, 6/7/2020	534,483
	Harland Clarke Holdings Corporation, Term Loan
707,813	6.000%, 8/4/2019	681,270
	MoneyGram International, Inc., Term Loan
860,831	4.250%, 3/27/2020	803,801

Principal Amount	Bank Loans (1.1%)[a]	Value
Financials (0.1%) - continued
	WaveDivision Holdings, LLC, Term Loan
$967,949	4.000%, 10/15/2019	$958,269

	Total	2,977,823

Technology (0.1%)
	Avago Technologies Cayman Finance, Ltd., Term Loan
1,475,000	4.250%, 2/1/2023[b,c]	1,466,784
	First Data Corporation, Term Loan
1,194,779	3.932%, 3/23/2018[b,c]	1,191,494
640,000	3.932%, 9/24/2018	638,669
294,997	0.000%, 3/24/2021[b,c]	294,260
100,000	4.182%, 7/8/2022	99,300
	ON Semiconductor Corporation, Term Loan
810,000	0.000%, 3/31/2023[b,c]	810,251
	SS&C European Holdings SARL, Term Loan
285,875	4.007%, 7/8/2022	286,277
41,439	4.018%, 7/8/2022	41,498
	Western Digital Corporation, Term Loan
1,075,000	0.000%, 3/16/2023[b,c]	1,061,229

	Total	5,889,762

Transportation (<0.1%)
	OSG Bulk Ships, Inc., Term Loan
665,589	5.250%, 8/5/2019[b,c]	599,030
	United Airlines, Inc., Term Loan
596,550	3.250%, 4/1/2019	593,866
	XPO Logistics, Inc., Term Loan
648,375	0.000%, 11/1/2021[b,c]	649,996

	Total	1,842,892

Utilities (<0.1%)
	Calpine Corporation, Term Loan
1,125,484	4.000%, 10/9/2019[b,c]	1,119,857
	Intergen NV, Term Loan
476,525	5.500%, 6/15/2020	425,298

	Total	1,545,155

	Total Bank Loans (cost $59,471,677)	54,707,341

Shares	Common Stock (41.4%)	Value
Consumer Discretionary (6.5%)
60,547	Aaron’s, Inc.	1,519,730
6,240	Abercrombie & Fitch Company	196,810
3,200	Aisan Industry Company, Ltd.	25,152
58,712	Amazon.com, Inc.[e]	34,853,792
19,506	American Public Education, Inc.[e]	402,409
25,640	Ascena Retail Group, Inc.[e]	283,578
1,290	Autoliv, Inc.[f]	152,839
22,470	AutoZone, Inc.[e]	17,901,624
500	Bayerische Motoren Werke AG	39,917
40,400	Bed Bath & Beyond, Inc.[e]	2,005,456
5,300	Berkeley Group Holdings plc	244,376
3,900	Betsson ABe	60,432
13,220	Big 5 Sporting Goods Corporation	146,874
31,840	Big Lots, Inc.	1,442,034
30,820	Bloomin’ Brands, Inc.	519,933
28,640	BorgWarner, Inc.	1,099,776
11,420	Boyd Gaming Corporation[e]	235,937
1,000	Brembo SPA	51,701

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (41.4%)	Value
Consumer Discretionary (6.5%) - continued
2,700	Bridgestone Corporation	$100,772
58,689	Brunswick Corporation	2,815,898
3,300	Bunzl plc	95,722
40,271	Burlington Stores, Inc.[e]	2,264,841
37,850	Caleres, Inc.	1,070,777
54,890	Callaway Golf Company	500,597
5,000	Calsonic Kansei Corporation	37,152
26,965	Cedar Fair, LP	1,603,069
23,450	Cheesecake Factory, Inc.	1,244,961
49,010	Children’s Place, Inc.	4,090,865
11,460	Chuy’s Holdings, Inc.[e]	356,062
131,280	Cinemark Holdings, Inc.	4,703,762
3,500	Cineworld Group plc	26,965
412,276	Comcast Corporation	25,181,818
1,900	Compass Group plc	33,494
200	Continental AG	45,362
71,238	Core-Mark Holding Company, Inc.	5,810,171
30,482	CSS Industries, Inc.	851,362
39,054	Culp, Inc.	1,023,996
900	Daimler AG	68,880
76,980	Dana Holding Corporation	1,084,648
22,300	Debenhams plc	24,061
58,714	Delphi Automotive plc	4,404,724
9,700	Denso Corporation	389,363
13,170	DeVry Education Group, Inc.[f]	227,446
277,293	Discovery Communications, Inc.[e,f]	7,938,899
37,750	DISH Network Corporation[e]	1,746,315
20,470	Dollar General Corporation	1,752,232
57,170	Dollar Tree, Inc.[e]	4,714,238
15,510	Domino’s Pizza, Inc.	2,045,149
6,571	Dorman Products, Inc.[e]	357,594
8,048	Drew Industries, Inc.	518,774
45,300	DSW, Inc.	1,252,092
13,100	EDION Corporation[f]	99,279
3,139	El Pollo Loco Holdings, Inc.[e]	41,874
46,465	Ethan Allen Interiors, Inc.	1,478,516
4,800	Eutelsat Communications	154,807
17,320	Expedia, Inc.	1,867,442
38,300	Finish Line, Inc.	808,130
44,690	Ford Motor Company	603,315
16,989	Fossil, Inc.[e,f]	754,651
13,740	General Motors Company	431,848
63,440	Gentex Corporation[f]	995,374
71,918	G-III Apparel Group, Ltd.[e]	3,516,071
12,000	Gunze, Ltd.	33,943
7,200	Hakuhodo Dy Holdings, Inc.	81,517
106,268	Harley-Davidson, Inc.	5,454,736
31,736	Harman International Industries, Inc.	2,825,773
41,420	Haverty Furniture Companies, Inc.	876,447
700	Hennes & Mauritz AB	23,299
160,330	Home Depot, Inc.	21,392,832
13,800	Honda Motor Company, Ltd.	377,307
63,880	Houghton Mifflin Harcourt Company[e]	1,273,767
5,740	Imax Corporation[e]	178,457
12,900	Inchcape plc	133,796
34,350	Interpublic Group of Companies, Inc.	788,333
2,000	Intertek Group plc	90,809
27,380	Jack in the Box, Inc.	1,748,761
50,077	Kate Spade & Company[e]	1,277,965
60,030	Krispy Kreme Doughnuts, Inc.[e]	935,868
24,179	L Brands, Inc.	2,123,158
138,757	Las Vegas Sands Corporation	7,170,962
43,803	La-Z-Boy, Inc.	1,171,292
17,190	Lear Corporation	1,911,012
25,400	Liberty Interactive Corporation[e]	641,350
775	Linamar Corporation	37,290

Shares	Common Stock (41.4%)	Value
Consumer Discretionary (6.5%) - continued
10,661	Lithia Motors, Inc.	$931,025
70,860	LKQ Corporation[e]	2,262,560
87,660	Lowe’s Companies, Inc.	6,640,245
700	LVMH Moet Hennessy Louis Vuitton SE	119,614
19,580	Macy’s, Inc.	863,282
3,600	Marks and Spencer Group plc	20,978
54,902	MDC Partners, Inc.	1,295,687
12,010	Michael Kors Holdings, Ltd.[e]	684,090
20,900	Nautilus, Inc.[e]	403,788
23,587	New Media Investment Group, Inc.	392,488
97,280	Newell Rubbermaid, Inc.[f]	4,308,531
55,630	News Corporation, Class A	710,395
245,670	NIKE, Inc.	15,101,335
6,200	NOK Corporation	105,775
2,000	Nokian Renkaat Oyj	70,561
63,227	Nord Anglia Education, Inc.[e,f]	1,320,812
182,870	Nutrisystem, Inc.	3,816,497
13,787	O’Reilly Automotive, Inc.[e]	3,772,950
52,645	Oxford Industries, Inc.	3,539,323
300	Paddy Power plc	41,844
5,000	PanaHome Corporation	37,491
50,380	Papa John’s International, Inc.	2,730,092
117,354	Papa Murphy’s Holdings, Inc.[e,f]	1,402,380
13,100	Persimmon plc	391,443
1,200	ProSiebenSat.1 Media AG	61,602
72,290	PulteGroup, Inc.	1,352,546
50,964	PVH Corporation	5,048,494
10,682	Ralph Lauren Corporation	1,028,249
1,900	RELX NV	33,126
28,030	Rent-A-Center, Inc.	444,276
14,810	Restoration Hardware Holdings, Inc.[e]	620,539
17,860	Retailmenot, Inc.[e]	143,059
500	Rightmove plc	30,193
95,614	Ross Stores, Inc.	5,536,051
30,990	Ruth’s Hospitality Group, Inc.	570,526
75,920	Sally Beauty Holdings, Inc.[e]	2,458,290
21,050	Scripps Networks Interactive, Inc.	1,378,775
3,200	Sekisui House, Ltd.	53,989
20,330	Select Comfort Corporation[e]	394,199
32,530	Service Corporation International	802,840
3,300	SHOWA Corporation	28,788
14,050	Signet Jewelers, Ltd.	1,742,622
20,609	Skechers USA, Inc.[e]	627,544
4,800	Sports Direct International plc[e]	26,037
28,157	Sportsman’s Warehouse Holdings, Inc.[e]	354,778
1,500	Stanley Electric Company, Ltd.	33,902
218,540	Staples, Inc.	2,410,496
8,900	Star Entertainment Group, Ltd.	38,707
256,240	Starbucks Corporation	15,297,528
38,960	Starwood Hotels & Resorts Worldwide, Inc.	3,250,433
52,184	Stein Mart, Inc.	382,509
10,500	Sumitomo Forestry Company, Ltd.	120,533
5,100	Sumitomo Rubber Industries, Ltd.	78,801
11,790	Tailored Brands, Inc.	211,041
1,100	Tamron Company, Ltd.	18,015
10,500	Tatts Group, Ltd.	30,421
22,066	Tenneco, Inc.[e]	1,136,620
59,450	Time, Inc.	917,908
2,100	Tokai Rika Company, Ltd.	39,469
136,227	Toll Brothers, Inc.[e]	4,020,059
12,140	Tower International, Inc.	330,208
3,900	Toyota Motor Corporation	206,838
131,978	Tuesday Morning Corporation[e]	1,079,580

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (41.4%)	Value
Consumer Discretionary (6.5%) - continued
10,220	Twenty-First Century Fox, Inc.	$284,934
12,000	UBM plc	103,393
6,122	Ulta Salon Cosmetics & Fragrance, Inc.[e]	1,186,076
14,022	Under Armour, Inc.[e,f]	1,189,486
2,000	USS Company, Ltd.	31,914
14,910	Vail Resorts, Inc.	1,993,467
206	Valora Holding AG	51,438
50,860	Vera Bradley, Inc.[e]	1,034,492
20,546	VF Corporation	1,330,559
15,670	Vitamin Shoppe, Inc.[e,f]	485,143
5,000	Wacoal Holdings Corporation	59,667
8,500	WH Smith plc	221,417
1,300	Whitbread plc	73,796
8,890	Winnebago Industries, Inc.	199,581
7,900	Wolters Kluwer NV	314,875
7,570	Wolverine World Wide, Inc.	139,439
7,800	WPP plc	181,548
22,050	Wyndham Worldwide Corporation	1,685,282
1,500	Yokohama Rubber Company, Ltd.	24,658
27,570	Yum! Brands, Inc.	2,256,605
46,250	Zoe’s Kitchen, Inc.[e,f]	1,803,288

	Total	318,818,247

Consumer Staples (1.9%)
1,800	AarhusKarlshamn AB	142,876
89,450	Altria Group, Inc.	5,604,937
97,620	Aramark	3,233,174
19,770	Archer-Daniels-Midland Company	717,849
61,260	Avon Products, Inc.	294,661
6,000	Axfood AB	110,725
25,300	Blue Buffalo Pet Products, Inc.[e,f]	649,198
2,706	Boston Beer Company, Inc.[e,f]	500,799
5,700	British American Tobacco plc	333,312
4,173	Britvic plc	42,529
13,440	Brown-Forman Corporation	1,323,437
44,600	Campbell Soup Company	2,845,034
29,464	Casey’s General Stores, Inc.	3,338,861
154,790	Coca-Cola Company	7,180,708
8,900	Coca-Cola HBC AG	188,736
230,770	CVS Health Corporation	23,937,772
227,330	Flowers Foods, Inc.	4,196,512
12,070	General Mills, Inc.	764,635
18,026	Hain Celestial Group, Inc.[e]	737,444
1,900	Henkel AG & Company KGaA	186,309
54,400	Hormel Foods Corporation	2,352,256
14,000	Imperial Tobacco Group plc	775,139
16,900	Ingredion, Inc.	1,804,751
1,000	Japan Tobacco, Inc.	41,623
3,700	Jeronimo Martins SGPS SA	60,484
4,000	Kao Corporation	213,288
17,220	Kimberly-Clark Corporation	2,316,262
26,500	Koninklijke Ahold NV	595,226
600	KOSE Corporation	58,330
19,710	Kroger Company	753,908
11,810	Lancaster Colony Corporation	1,305,832
6,420	McCormick & Company, Inc.	638,662
15,050	Molson Coors Brewing Company	1,447,509
91,810	Mondelez International, Inc.	3,683,417
25,298	Monster Beverage Corporation[e]	3,374,247
5,600	Nestle SA	417,876
4,000	Nippon Meat Packers, Inc.	88,044
6,500	Nisshin OilliO Group, Ltd.	26,522
6,960	Omega Protein Corporation[e]	117,902
12,460	PepsiCo, Inc.	1,276,901
35,916	Philip Morris International, Inc.	3,523,719

Shares	Common Stock (41.4%)	Value
Consumer Staples (1.9%) - continued
16,300	Pinnacle Foods, Inc.	$728,284
61,169	SpartanNash Company	1,854,032
2,200	Suedzucker AG	38,712
1,300	Sugi Holdings Company, Ltd.	68,587
7,800	Swedish Match AB	264,405
9,590	Tyson Foods, Inc.	639,269
40,114	United Natural Foods, Inc.[e]	1,616,594
17,490	Universal Corporation[f]	993,607
14,470	Walgreens Boots Alliance, Inc.	1,218,953
152,930	WhiteWave Foods Company[e]	6,215,075
4,400	Woolworths, Ltd.	74,469

	Total	94,913,393

Energy (5.2%)
91,252	Archrock, Inc.	730,016
69,484	Atwood Oceanics, Inc.[f]	637,168
288,660	Baker Hughes, Inc.	12,651,968
164,057	BP plc	820,834
20,968	Bristow Group, Inc.	396,715
153,391	Callon Petroleum Company[e]	1,357,510
190,560	Cameron International Corporation[e]	12,777,048
201	Canadian Natural Resources, Ltd.	5,437
341,150	Canadian Natural Resources, Ltd.	9,211,050
340,240	Chevron Corporation	32,458,896
7,395	Cimarex Energy Company	719,312
11,979	Clayton Williams Energy, Inc.[e,f]	106,853
1,105,474	Cobalt International Energy, Inc.[e]	3,283,258
90,414	Concho Resources, Inc.[e]	9,135,431
125,120	Continental Resources, Inc.[e,f]	3,798,643
41,990	Delek US Holdings, Inc.	639,928
85,300	Devon Energy Corporation	2,340,632
24,990	Diamond Offshore Drilling, Inc.	543,033
36,353	Diamondback Energy, Inc.[e]	2,805,725
129,892	Ensco plc	1,346,980
267,922	EOG Resources, Inc.	19,445,779
42,830	EP Energy Corporation[e,f]	193,592
276,381	EQT Corporation	18,589,386
112,070	Exxon Mobil Corporation	9,367,931
84,080	FMC Technologies, Inc.[e]	2,300,429
28,360	Green Plains, Inc.	452,626
19,700	Gulfport Energy Corporation[e]	558,298
102,360	Halliburton Company	3,656,299
24,200	Helmerich & Payne, Inc.[f]	1,421,024
56,169	HollyFrontier Corporation	1,983,889
999,478	Marathon Oil Corporation	11,134,185
382,100	Marathon Petroleum Corporation	14,206,478
88,130	Nabors Industries, Ltd.	810,796
7,880	Noble Energy, Inc.	247,511
114,745	Oasis Petroleum, Inc.[e,f]	835,344
14,490	Oceaneering International, Inc.	481,648
30,330	Oil States International, Inc.[e]	956,002
7,727	OMV AG	216,961
187,233	Parsley Energy, Inc.[e]	4,231,466
181,400	Patterson-UTI Energy, Inc.	3,196,268
7,330	PDC Energy, Inc.[e]	435,768
773,700	Petroleo Brasileiro SA ADR[e,f]	4,518,408
76,530	Pioneer Energy Services Corporation[e]	168,366
16,930	QEP Resources, Inc.	238,882
538,094	Rowan Companies plc	8,663,313
5,827	Royal Dutch Shell plc	141,210
69	Royal Dutch Shell plc, Class A	1,666
3,327	Royal Dutch Shell plc, Class B	80,961
101,985	RPC, Inc.[f]	1,446,147
13,700	RSP Permian, Inc.[e]	397,848
110,830	Schlumberger, Ltd.	8,173,712
20,450	SM Energy Company[f]	383,233

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (41.4%)	Value
Energy (5.2%) - continued
396,700	Southwestern Energy Company[e,f]	$3,201,369
24,440	Spectra Energy Corporation	747,864
4,458	Statoil ASA	69,627
550,910	Suncor Energy, Inc. ADR	15,320,807
15,610	Superior Energy Services, Inc.	209,018
151,751	Teekay Tankers, Ltd.	556,926
52,394	Tesco Corporation	451,112
1,950	Tesoro Corporation	167,719
103,010	TETRA Technologies, Inc.[e]	654,113
4,600	Total SA	209,307
95,768	U.S. Silica Holdings, Inc.[f]	2,175,849
1,690	Vantage Drilling International[e]	185,900
1,471,080	Weatherford International plc[e]	11,445,002
42,965	Western Refining, Inc.[f]	1,249,852
4,050	World Fuel Services Corporation	196,749
165,060	WPX Energy, Inc.[e]	1,153,769

	Total	252,696,846

Financials (6.3%)
13,810	Acadia Realty Trust	485,145
1,700	AEON Financial Service Company, Ltd.	40,022
36,027	Affiliated Managers Group, Inc.[e]	5,850,785
6,700	Allianz SE	1,088,116
39,210	Allied World Assurance Company Holdings AG	1,369,997
30,420	American Assets Trust, Inc.	1,214,366
31,270	American Campus Communities, Inc.	1,472,504
49,880	American Financial Group, Inc.	3,510,056
43,010	American International Group, Inc.	2,324,690
75,227	Ameris Bancorp	2,225,215
5,610	AMERISAFE, Inc.	294,749
349,400	Anworth Mortgage Asset Corporation	1,628,204
13,440	Apartment Investment & Management Company	562,061
30,663	Argo Group International Holdings, Ltd.	1,759,750
27,240	Ashford Hospitality Prime, Inc.	317,891
30,150	Ashford Hospitality Trust, Inc.	192,357
49,670	Aspen Insurance Holdings, Ltd.	2,369,259
15,440	Associated Banc-Corp	276,994
167,380	Assured Guaranty, Ltd.	4,234,714
18,500	Australia & New Zealand Banking Group, Ltd.	331,639
16,340	BancorpSouth, Inc.	348,205
29,500	Bank Hapoalim, Ltd.	153,129
755,670	Bank of America Corporation	10,216,658
24,200	Bank of East Asia, Ltd.	90,453
36,150	Bank of New York Mellon Corporation	1,331,404
10,890	Bank of Nova Scotia	532,195
8,024	Bank of Queensland, Ltd.	74,397
50,852	Bank of the Ozarks, Inc.	2,134,258
65,000	Bank of Yokohama, Ltd.[g]	294,445
19,520	BankFinancial Corporation	230,726
92,350	BB&T Corporation	3,072,484
111,858	BBCN Bancorp, Inc.	1,699,123
18,900	BinckBank NV	140,690
99,550	Blackstone Group, LP	2,792,378
43,270	Boston Private Financial Holdings, Inc.	495,441
30,179	Brixmor Property Group, Inc.	773,186
79,800	Brookline Bancorp, Inc.	878,598
56,650	Brown & Brown, Inc.	2,028,070
14,950	Camden Property Trust	1,257,145
3,521	Canadian Western Bank	65,472
29,300	Capital One Financial Corporation	2,030,783

Shares	Common Stock (41.4%)	Value
Financials (6.3%) - continued
25,200	CapitaMall Trust	$39,054
52,440	Cathay General Bancorp	1,485,625
261,070	CBL & Associates Properties, Inc.	3,106,733
28,020	CBRE Group, Inc.[e]	807,536
166,466	Cedar Realty Trust, Inc.	1,203,549
99,600	Charles Schwab Corporation	2,790,792
16,830	Chatham Lodging Trust	360,667
7,000	Chiba Bank, Ltd.	34,865
22,150	Chubb, Ltd.	2,639,172
165,850	Citigroup, Inc.	6,924,237
29,780	Clifton Bancorp, Inc.	450,274
46,260	CNO Financial Group, Inc.	828,979
8,000	CNP Assurances	124,581
292,522	CoBiz Financial, Inc.	3,457,610
45,892	Columbia Banking System, Inc.	1,373,089
82,480	Comerica, Inc.	3,123,518
10,950	Commerce Bancshares, Inc.	492,202
29,500	Communications Sales & Leasing, Inc.	656,375
193,610	Corporate Office Properties Trust	5,080,326
15,380	CyrusOne, Inc.	702,097
1,800	Daiwa House Industry Company, Ltd.	50,595
37,370	DCT Industrial Trust, Inc.	1,474,994
1,200	Derwent London plc	54,228
36,700	DEXUS Property Group	222,865
16,300	Digital Realty Trust, Inc.	1,442,387
17,408	Direct Line Insurance Group plc	92,335
31,570	Douglas Emmett, Inc.	950,573
91,970	Duke Realty Corporation	2,073,004
93,380	E*TRADE Financial Corporation[e]	2,286,876
73,433	East West Bancorp, Inc.	2,385,104
36,840	Empire State Realty Trust, Inc.	645,805
50,274	Employers Holdings, Inc.	1,414,710
47,260	Endurance Specialty Holdings, Ltd.	3,087,968
25,990	Enova International, Inc.[e]	163,997
53,700	Equity One, Inc.	1,539,042
8,700	Erste Group Bank AGe	244,184
61,902	Essent Group, Ltd.[e]	1,287,562
148,550	EverBank Financial Corporation	2,241,620
31,527	Evercore Partners, Inc.	1,631,522
73,250	F.N.B. Corporation	952,983
119,260	FelCor Lodging Trust, Inc.	968,391
332,430	Fifth Third Bancorp	5,548,257
120,270	First Commonwealth Financial Corporation	1,065,592
28,580	First Financial Bancorp	519,584
9,890	First Financial Corporation	338,337
49,110	First Industrial Realty Trust, Inc.	1,116,761
9,950	First Merchants Corporation	234,522
113,460	First Midwest Bancorp, Inc.	2,044,549
10,380	First NBC Bank Holding Company[e]	213,724
76,748	First Potomac Realty Trust	695,337
87,901	First Republic Bank	5,857,723
19,200	FlexiGroup, Ltd.	36,419
43,350	Franklin Street Properties Corporation	459,944
23,000	Frasers Centrepoint Trust	34,112
53,000	Fukuoka Financial Group, Inc.	172,646
14,479	Getty Realty Corporation	287,119
40,499	Glacier Bancorp, Inc.	1,029,485
31,660	Goldman Sachs Group, Inc.	4,969,987
6,400	Great Portland Estates plc	66,814
97,390	Great Western Bancorp, Inc.	2,655,825
78,197	Green Bancorp, Inc.[e]	591,951
7,030	Greenhill & Company, Inc.	156,066
6,945	H&R Real Estate Investment Trust	112,243

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (41.4%)	Value
Financials (6.3%) - continued
3,099	Hamborner REIT AG	$33,550
95,920	Hancock Holding Company	2,202,323
6,700	Hang Seng Bank, Ltd.	118,550
163,563	Hanmi Financial Corporation	3,601,657
3,100	Hannover Rueckversicherung SE	360,290
19,440	Hanover Insurance Group, Inc.	1,753,877
114,160	Hartford Financial Services Group, Inc.	5,260,493
65,688	Hatteras Financial Corporation	939,338
33,600	Henderson Group plc	124,289
19,090	HFF, Inc.	525,548
9,400	Highwoods Properties, Inc.	449,414
47,014	Home BancShares, Inc.	1,925,223
10,770	Hometrust Bancshares, Inc.[e]	197,414
58,040	Horace Mann Educators Corporation	1,839,288
35,950	Hospitality Properties Trust	954,832
84,195	Host Hotels & Resorts, Inc.	1,406,056
41,224	Houlihan Lokey, Inc.	1,026,478
20,120	Hudson Pacific Properties, Inc.	581,870
7,000	Hufvudstaden AB	110,713
283,600	Huntington Bancshares, Inc.	2,705,544
53,000	Hysan Development Company, Ltd.	225,869
1,750	Intact Financial Corporation	122,524
26,079	Intercontinental Exchange, Inc.	6,132,216
109,360	Invesco, Ltd.	3,365,007
33,900	Investec plc	248,671
142,470	Investors Bancorp, Inc.	1,658,351
259,930	J.P. Morgan Chase & Company	15,393,055
117,990	Janus Capital Group, Inc.	1,726,194
372,680	KeyCorp	4,114,387
17,260	Kimco Realty Corporation	496,743
124,440	Liberty Property Trust	4,163,762
6,879	Lincoln National Corporation	269,657
36,500	Link REIT	216,834
13,800	M&T Bank Corporation	1,531,800
6,400	Macquarie Group, Ltd.	323,930
9,900	McGraw-Hill Financial, Inc.	979,902
115,240	MetLife, Inc.	5,063,646
111,000	Mizuho Financial Group, Inc.	165,421
177,700	Morgan Stanley	4,444,277
20,170	MSCI, Inc.	1,494,194
500	Muenchener Rueckversicherungs-Gesellschaft AG	101,472
10,125	Nasdaq, Inc.	672,097
6,100	National Australia Bank, Ltd.	122,481
6,517	National Bank of Canada	213,211
9,160	National Storage Affiliates Trust	194,192
3,110	Navigators Group, Inc.[e]	260,836
115,000	New World Development Company, Ltd.	109,759
25,790	NMI Holdings, Inc.[e]	130,240
34,490	NorthStar Asset Management Corporation, Inc.	391,462
50,120	NorthStar Realty Europe Corporation	581,392
9,300	Old Mutual plc	25,688
25,830	Old National Bancorp	314,868
63,850	Oritani Financial Corporation	1,083,535
83,395	PacWest Bancorp	3,098,124
47,470	Parkway Properties, Inc.	743,380
45,401	Pebblebrook Hotel Trust	1,319,807
8,760	Pennsylvania Real Estate Investment Trust	191,406
36,050	Physicians Realty Trust	669,809
23,670	Piedmont Office Realty Trust, Inc.	480,738
4,270	Piper Jaffray Companies[e]	211,621
14,390	Popular, Inc.	411,698

Shares	Common Stock (41.4%)	Value
Financials (6.3%) - continued
16,630	Post Properties, Inc.	$993,476
12,765	Potlatch Corporation	402,097
8,900	Poundland Group plc	19,920
1,984	Power Corporation of Canada	45,768
53,320	Primerica, Inc.[f]	2,374,340
11,970	PrivateBancorp, Inc.	462,042
75,710	Provident Financial Services, Inc.	1,528,585
66,590	Ramco-Gershenson Properties Trust	1,200,618
73,013	Raymond James Financial, Inc.	3,476,149
18,680	Rayonier, Inc. REIT	461,022
30,700	RE/MAX Holdings, Inc.	1,053,010
33,650	Realogy Holdings Corporation[e]	1,215,102
38,945	Renasant Corporation	1,281,680
40,900	Retail Properties of America, Inc.	648,265
3,567	Safety Insurance Group, Inc.	203,533
700	Sampo Oyj	33,155
43,043	Sandy Spring Bancorp, Inc.	1,197,887
4,500	Schroders plc	173,000
18,610	Selective Insurance Group, Inc.	681,312
33,790	Senior Housing Property Trust	604,503
34,670	Silver Bay Realty Trust Corporation REIT	514,850
485,230	SLM Corporation[e]	3,086,063
23,420	Sovran Self Storage, Inc.	2,762,389
68,700	Spirit Realty Captial, Inc.	772,875
102,429	Stifel Financial Corporation[e]	3,031,898
115,120	Stockland	376,626
34,920	Store Capital Corporation	903,730
36,000	Sumitomo Mitsui Trust Holdings, Inc.	105,389
72,323	Summit Hotel Properties, Inc.	865,706
54,609	SVB Financial Group[e]	5,572,848
3,600	Swiss Re AG	332,423
94,000	Synchrony Financial[e]	2,694,040
125,370	Synovus Financial Corporation	3,624,447
17,900	T&D Holdings, Inc.	167,205
1,000	Talanx AG	34,079
81,490	Talmer Bancorp, Inc.	1,474,154
260,550	TCF Financial Corporation	3,194,343
93,874	TD Ameritrade Holding Corporation	2,959,847
69,081	Terreno Realty Corporation	1,619,949
10,710	Territorial Bancorp, Inc.	279,103
700	Tokio Marine Holdings, Inc.	23,652
2,091	Toronto-Dominion Bank	90,257
25,395	TriCo Bancshares	643,001
48,320	TrustCo Bank Corporation	292,819
7,600	U.S. Bancorp	308,484
7,130	Union Bankshares Corporation	175,612
36,356	United Community Banks, Inc.	671,495
73,700	United Financial Bancorp, Inc.	927,883
20,314	United Overseas Bank, Ltd.	284,152
15,440	Urstadt Biddle Properties, Inc.	323,468
29,790	Waddell & Reed Financial, Inc.	701,257
11,420	Washington Federal, Inc.	258,663
4,640	Webster Financial Corporation	166,576
14,200	Wells Fargo & Company	686,712
32,986	Western Alliance Bancorp[e]	1,101,073
39,800	Wing Tai Holdings, Ltd.	51,917
12,970	Wintrust Financial Corporation	575,090
62,410	WisdomTree Investments, Inc.[f]	713,346
14,323	WSFS Financial Corporation	465,784
23,800	XL Group plc	875,840
295,533	Zions Bancorporation	7,154,854

	Total	309,787,143

Health Care (5.1%)
183,682	Abbott Laboratories	7,683,418

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (41.4%)	Value
Health Care (5.1%) - continued
5,330	AbbVie, Inc.	$304,450
27,324	ABIOMED, Inc.[e]	2,590,588
46,796	Acadia Healthcare Company, Inc.[e]	2,578,928
12,090	Aceto Corporation	284,840
26,810	Acorda Therapeutics, Inc.[e]	709,125
400	Actelion, Ltd.	59,696
22,930	Aetna, Inc.	2,576,186
99,278	Akorn, Inc.[e]	2,336,011
11,180	Albany Molecular Research, Inc.[e,f]	170,942
45,532	Align Technology, Inc.[e]	3,309,721
84,806	Allergan plc[e]	22,730,552
26,103	Allscripts Healthcare Solutions, Inc.[e]	344,821
37,971	AmerisourceBergen Corporation	3,286,390
24,700	Amgen, Inc.	3,703,271
32,254	AMN Healthcare Services, Inc.[e]	1,084,057
7,600	AmSurg Corporation[e]	566,960
6,541	Anacor Pharmaceuticals, Inc.[e,f]	349,617
26,870	Analogic Corporation	2,122,999
3,500	Astellas Pharmaceutical, Inc.	46,513
99,313	Asterias Biotherapeutics, Inc.[e,f]	466,771
2,844	Atrion Corporation	1,124,404
200	Bayer AG	23,436
21,104	BioMarin Pharmaceutical, Inc.[e]	1,740,658
2,790	Bio-Rad Laboratories, Inc.[e]	381,449
12,110	Boston Scientific Corporation[e]	227,789
10,160	Bristol-Myers Squibb Company	649,021
12,587	C.R. Bard, Inc.	2,551,007
16,710	Cambrex Corporation[e]	735,240
4,200	Cardinal Health, Inc.	344,190
54,482	Cardiovascular Systems, Inc.[e]	564,978
53,444	Centene Corporation[e]	3,290,547
210,211	Cerner Corporation[e]	11,132,775
10,160	CONMED Corporation	426,110
13,870	Cross Country Healthcare, Inc.[e]	161,308
800	CSL, Ltd.	62,169
58,590	Dentsply Sirona, Inc.	3,610,902
187,544	Depomed, Inc.[e,f]	2,612,488
66,940	Edwards Lifesciences Corporation[e]	5,904,777
54,720	Ensign Group, Inc.	1,238,861
89,755	Envision Healthcare Holdings, Inc.[e]	1,831,002
4,900	Essilor International SA	603,759
114,790	ExamWorks Group, Inc.[e]	3,393,192
47,600	Express Scripts Holding Company[e]	3,269,644
400	Gerresheimer AG	31,296
221,215	Gilead Sciences, Inc.	20,320,810
20,080	Globus Medical, Inc.[e]	476,900
39,650	Greatbatch, Inc.[e]	1,413,126
14,420	Haemonetics Corporation[e]	504,412
25,950	HCA Holdings, Inc.[e]	2,025,398
47,987	HealthEquity, Inc.[e]	1,183,839
33,010	HealthSouth Corporation	1,242,166
13,350	Healthways, Inc.[e]	134,702
5,600	Hikma Pharmaceuticals plc	159,020
11,900	Hill-Rom Holdings, Inc.	598,570
63,450	Hologic, Inc.[e]	2,189,025
2,560	ICON plc[e]	192,256
35,929	Impax Laboratories, Inc.[e]	1,150,447
50,500	Inogen, Inc.[e]	2,271,490
94,917	Intersect ENT, Inc.[e]	1,803,423
97,226	Ironwood Pharmaceuticals, Inc.[e]	1,063,652
59,540	Kindred Healthcare, Inc.	735,319
700	Lonza Group AG	118,329
9,600	Magellan Health Services, Inc.[e]	652,128
58,528	Medtronic plc	4,389,600
156,690	Merck & Company, Inc.	8,290,468
2,100	Merck KGaA	174,686

Shares	Common Stock (41.4%)	Value
Health Care (5.1%) - continued
6,808	Mettler-Toledo International, Inc.[e]	$2,347,126
330,986	Mylan NV	15,341,201
5,980	Myriad Genetics, Inc.[e,f]	223,831
19,634	National Healthcare Corporation	1,223,198
5,780	Natural Health Trends Corporation[f]	191,607
3,240	Neogen Corporation[e]	163,134
38,684	Neurocrine Biosciences, Inc.[e]	1,529,952
28,800	Nevro Corporation[e,f]	1,620,288
10,000	Novartis AG	723,519
6,900	Novo Nordisk AS	373,660
103,513	NuVasive, Inc.[e]	5,035,908
53,850	Omnicell, Inc.[e]	1,500,800
60,390	PerkinElmer, Inc.	2,986,889
24,080	Perrigo Company plc	3,080,554
299,980	Pfizer, Inc.	8,891,407
15,720	PharMerica Corporation[e]	347,569
24,830	Progenics Pharmaceuticals, Inc.[e]	108,259
8,600	Prothena Corporation plc[e]	353,976
32,870	Quintiles Transnational Holdings, Inc.[e]	2,139,837
480	Regeneron Pharmaceuticals, Inc.[e]	173,011
65,300	Roche Holding AG ADR	1,999,813
900	Roche Holding AG-Genusschein	220,986
7,500	Sanofi	602,970
34,190	STERIS plc	2,429,200
74,451	Team Health Holdings, Inc.[e]	3,112,796
57,215	Teleflex, Inc.	8,983,327
39,533	Triple-S Management Corporation[e]	982,790
54,986	UnitedHealth Group, Inc.	7,087,695
44,947	Universal Health Services, Inc.	5,605,790
11,390	VCA Antech, Inc.[e]	657,089
110,800	Veeva Systems, Inc.[e,f]	2,774,432
113,684	Vertex Pharmaceuticals, Inc.[e]	9,036,741
13,650	Waters Corporation[e]	1,800,708
8,480	Wellcare Health Plans, Inc.[e]	786,520
35,190	West Pharmaceutical Services, Inc.	2,439,371
25,940	Zoetis, Inc.	1,149,920

	Total	252,332,498

Industrials (4.6%)
84,213	3M Company	14,032,412
38,870	ABM Industries, Inc.	1,255,890
37,400	Actuant Corporation	924,154
2,000	Adecco SA	130,102
12,720	AECOM[e]	391,649
52,416	Aegion Corporation[e]	1,105,453
6,340	Aerovironment, Inc.[e]	179,549
23,350	AGCO Corporation	1,160,495
3,000	Aida Engineering, Ltd.	26,063
38,213	Air New Zealand, Ltd.	75,550
1,700	Airbus Group NV	112,638
7,970	Allison Transmission Holdings, Inc.	215,031
3,300	Amada Holdings Company, Ltd.	32,154
6,550	AMETEK, Inc.	327,369
900	Andritz AG	49,306
5,320	Applied Industrial Technologies, Inc.	230,888
17,000	Asahi Glass Company, Ltd.	93,021
23,288	Astec Industries, Inc.	1,086,851
1,100	Atlas Copco Aktiebolag	27,607
35,010	AZZ, Inc.	1,981,566
31,056	B/E Aerospace, Inc.	1,432,303
2,700	Babcock International Group plc	36,767
25,470	Beacon Roofing Supply, Inc.[e]	1,044,525
17,450	Boeing Company	2,215,103
7,320	Brady Corporation	196,469
12,990	Briggs & Stratton Corporation	310,721

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (41.4%)	Value
Industrials (4.6%) - continued
5,660	Brink’s Company	$190,119
66,270	BWX Technologies, Inc.	2,224,021
16,880	Caterpillar, Inc.	1,291,995
15,630	CBIZ, Inc.[e]	157,707
22,910	CEB, Inc.	1,482,964
8,900	Central Glass Company, Ltd.	48,288
9,800	Chart Industries, Inc.[e]	212,856
21,522	CIRCOR International, Inc.	998,406
56,699	CLARCOR, Inc.	3,276,635
43,990	Colfax Corporation[e]	1,257,674
46,638	Comfort Systems USA, Inc.	1,481,689
1,900	Compagnie de Saint-Gobain	83,456
67,620	Copart, Inc.[e]	2,756,867
1,100	Croda International plc	47,897
94,450	CSX Corporation	2,432,087
33,480	Curtiss-Wright Corporation	2,533,432
4,000	Dai Nippon Printing Company, Ltd.	35,496
32,640	Danaher Corporation	3,096,230
4,362	Dart Group plc	41,599
339,330	Delta Air Lines, Inc.	16,518,584
3,100	Deutsche Post AG	86,037
1,000	DSV AS	41,594
95,864	EMCOR Group, Inc.	4,658,990
9,840	Emerson Electric Company	535,099
18,400	Equifax, Inc.	2,102,936
35,770	ESCO Technologies, Inc.	1,394,315
46,300	Expeditors International of Washington, Inc.	2,259,903
1,400	FANUC Corporation	216,816
47,518	Federal Signal Corporation	630,089
4,600	Ferrovial SA	98,721
12,650	Flowserve Corporation	561,786
100	Flughafen Zuerich AG	89,460
94,490	Fluor Corporation	5,074,113
83,190	Fortune Brands Home and Security, Inc.	4,661,968
29,716	Franklin Electric Company, Inc.	955,964
35,225	FTI Consulting, Inc.[e]	1,250,840
8,000	Fuji Electric Company, Ltd.	27,661
15,816	G & K Services, Inc.	1,158,522
2,961	Galliford Try plc	60,922
40,840	General Electric Company	1,298,304
49,224	Gibraltar Industries, Inc.[e]	1,407,806
91,283	Granite Construction, Inc.	4,363,327
20,020	H&E Equipment Services, Inc.	350,951
13,350	Hackett Group, Inc.	201,852
4,000	Hankyu Hanshin Holdings, Inc.	25,509
77,251	Healthcare Services Group, Inc.	2,843,609
44,296	Heico Corporation	2,663,518
15,720	Herman Miller, Inc.	485,591
27,820	Hexcel Corporation	1,216,012
24,171	HNI Corporation	946,778
600	Hochtief AG	73,270
39,372	Honeywell International, Inc.	4,411,633
500	Hoshizaki Electric Company, Ltd.	41,705
15,314	Hub Group, Inc.[e]	624,658
21,540	Huntington Ingalls Industries, Inc.	2,949,688
52,017	Huron Consulting Group, Inc.[e]	3,026,869
3,070	Illinois Tool Works, Inc.	314,491
2,100	Inaba Denki Sangyo Company, Ltd.	66,060
50,850	Ingersoll-Rand plc	3,153,208
16,340	Insperity, Inc.	845,268
9,580	Interface, Inc.	177,613
5,700	Intrum Justitia AB	200,869
27,000	ITOCHU Corporation	331,799
10,570	ITT Corporation	389,927

Shares	Common Stock (41.4%)	Value
Industrials (4.6%) - continued
33,183	JB Hunt Transport Services, Inc.	$2,795,336
500	Jungheinrich AG	45,554
18,980	KAR Auction Services, Inc.	723,897
2,000	Keisei Electric Railway Company, Ltd.	28,137
46,814	Kforce, Inc.	916,618
10,000	KITZ Corporation	43,246
8,470	Knoll, Inc.	183,376
7,900	KONE Oyj[f]	380,234
2,200	Koninklijke Boskalis Westminster NV	86,225
83,130	Korn/Ferry International	2,351,748
400	Kuehne & Nagel International AG	56,847
8,989	Landstar System, Inc.	580,779
4,800	Lincoln Electric Holdings, Inc.	281,136
38,240	Manpower, Inc.	3,113,501
61,200	Masco Corporation	1,924,740
78,810	Meritor, Inc.[e]	635,209
23,508	Middleby Corporation[e]	2,509,949
3,900	MIRAIT Holdings Corporation	31,026
4,000	Mitsuboshi Belting, Ltd.	32,186
24,620	MRC Global, Inc.[e]	323,507
22,201	MSA Safety, Inc.	1,073,418
6,500	MTR Corporation, Ltd.	32,215
103,090	Mueller Water Products, Inc.	1,018,529
78,267	Navigant Consulting, Inc.[e]	1,237,401
26,464	Nielsen Holdings plc	1,393,594
4,200	Nikkon Holdings Company, Ltd.	76,015
7,000	Nippon Express Company, Ltd.	31,825
7,000	Nitto Kogyo Corporation	111,502
12,536	Nordson Corporation	953,237
28,750	Norfolk Southern Corporation	2,393,437
6,390	Northrop Grumman Corporation	1,264,581
18,017	Old Dominion Freight Line, Inc.[e]	1,254,344
55,186	On Assignment, Inc.[e]	2,037,467
60,666	Oshkosh Corporation	2,479,419
57,492	PGT, Inc.[e]	565,721
58,102	Progressive Waste Solutions, Ltd.	1,802,905
41,416	Proto Labs, Inc.[e,f]	3,192,759
14,330	Quanex Building Products Corporation	248,769
400	Randstad Holding NV	22,125
83,780	Raven Industries, Inc.	1,342,156
22,050	Resources Connection, Inc.	343,098
11,380	Rexnord Corporation[e]	230,104
474	Rieter Holding AG	102,336
39,042	Ritchie Brothers Auctioneers, Inc.[f]	1,057,257
57,042	Rockwell Automation, Inc.	6,488,527
32,360	Rockwell Collins, Inc.	2,983,916
12,502	Roper Industries, Inc.	2,284,991
4,400	Ryder System, Inc.	285,032
1,348	Saft Groupe SA	40,703
32,913	Saia, Inc.[e]	926,501
6,100	Sanwa Holdings Corporation	45,379
100	Schindler Holding AG	18,423
14,300	SIG plc	29,941
10,770	SkyWest, Inc.	215,292
176,021	Southwest Airlines Company	7,885,741
20,820	Spirit Aerosystems Holdings, Inc.[e]	944,395
7,428	Stericycle, Inc.[e]	937,339
70,705	Swift Transportation Company[e,f]	1,317,234
36,510	Tennant Company	1,879,535
6,180	Tetra Tech, Inc.	184,288
15,339	Textron, Inc.	559,260
7,000	Toppan Printing Company, Ltd.	58,690
29,520	Toro Company	2,542,262
72,840	TransUnion[e]	2,011,112
1,000	Travis Perkins plc	26,196

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (41.4%)	Value
Industrials (4.6%) - continued
6,290	TrueBlue, Inc.[e]	$164,483
26,563	Tyco International plc	975,128
3,790	UniFirst Corporation	413,565
11,610	United Continental Holdings, Inc.[e]	694,975
45,100	United Parcel Service, Inc.	4,756,697
26,429	United Rentals, Inc.[e]	1,643,620
19,636	Universal Forest Products, Inc.	1,685,162
33,649	Universal Truckload Services, Inc.	554,199
500	Vestas Wind Systems AS	35,230
19,350	WABCO Holdings, Inc.[e]	2,068,902
5,570	Wabtec Corporation	441,645
34,203	WageWorks, Inc.[e]	1,731,014
61,530	Waste Connections, Inc.	3,974,223
6,339	Watsco, Inc.	854,117
1,530	WSP Global, Inc.	45,355
107,000	Xylem, Inc.	4,376,300
11,000	YRC Worldwide, Inc.[e]	102,520
900	Yuasa Trading Company, Ltd.	21,143

	Total	224,628,189

Information Technology (9.0%)
17,286	Advanced Energy Industries, Inc.[e]	601,380
94,670	Agilent Technologies, Inc.	3,772,599
45,210	Akamai Technologies, Inc.[e]	2,512,320
13,500	Alliance Data Systems Corporation[e]	2,970,000
31,333	Alphabet, Inc., Class Ae	23,903,946
29,327	Alphabet, Inc., Class Ce	21,847,149
700	Amadeus IT Holding SA	29,935
39,733	Ambarella, Inc.[e,f]	1,776,065
50,220	Amkor Technology, Inc.[e]	295,796
94,764	Amphenol Corporation	5,479,254
6,381	ANSYS, Inc.[e]	570,844
289,306	Apple, Inc.	31,531,461
142,052	Applied Materials, Inc.	3,008,661
74,928	Arista Networks, Inc.[e,f]	4,727,957
8,640	ARRIS International plc[e]	198,029
41,300	Aspen Technology, Inc.[e]	1,492,169
800	AtoS	64,975
24,170	Avnet, Inc.	1,070,731
29,170	AVX Corporation	366,667
29,343	Belden, Inc.	1,801,073
7,840	Benchmark Electronics, Inc.[e]	180,712
134,770	Booz Allen Hamilton Holding Corporation	4,080,836
51,830	Broadridge Financial Solutions, Inc.	3,074,037
329,683	Brocade Communications Systems, Inc.	3,488,046
99,978	Brooks Automation, Inc.	1,039,771
31,152	Cabot Microelectronics Corporation	1,274,428
27,151	CACI International, Inc.[e]	2,897,012
3,800	Canon, Inc.	113,327
37,331	Cavium, Inc.[e]	2,283,164
10,420	CDK Global, Inc.	485,051
33,320	CDW Corporation	1,382,780
5,210	Check Point Software Technologies, Ltd.[e,f]	455,719
48,950	Ciber, Inc.[e]	103,284
77,661	Ciena Corporation[e]	1,477,112
24,100	Cirrus Logic, Inc.[e]	877,481
546,690	Cisco Systems, Inc.	15,564,264
3,100	Citrix Systems, Inc.[e]	243,598
67,825	Cognex Corporation	2,641,784
23,550	Cognizant Technology Solutions Corporation[e]	1,476,585
12,260	Coherent, Inc.[e]	1,126,694

Shares	Common Stock (41.4%)	Value
Information Technology (9.0%) - continued
10,500	Comtech Telecommunications Corporation	$245,385
35,940	Convergys Corporation	998,054
76,620	CoreLogic, Inc.[e]	2,658,714
98,249	Criteo SA ADR[e]	4,069,474
13,970	Cvent, Inc.[e]	298,958
44,094	Demandware, Inc.[e]	1,724,075
27,692	DST Systems, Inc.	3,122,827
28,670	EarthLink Holdings Corporation	162,559
56,250	eBay, Inc.[e]	1,342,125
56,637	Electro Rent Corporation	524,459
117,850	EMC Corporation	3,140,702
48,850	Envestnet, Inc.[e]	1,328,720
18,190	EVERTEC, Inc.	254,296
15,640	ExlService Holdings, Inc.[e]	810,152
15,160	F5 Networks, Inc.[e]	1,604,686
53,132	Fabrinet[e]	1,718,820
292,390	Facebook, Inc.[e]	33,361,699
25,793	FEI Company	2,295,835
72,354	Finisar Corporation[e]	1,319,737
108,730	FLIR Systems, Inc.	3,582,654
77,911	Fortinet, Inc.[e]	2,386,414
11,500	FUJIFILM Holdings NPV	454,564
30,990	Genpact, Ltd.[e]	842,618
60,600	Glu Mobile, Inc.[e,f]	170,892
103,517	Guidewire Software, Inc.[e]	5,639,606
31,420	Harmonic, Inc.[e]	102,743
28,560	Hewlett-Packard Company	351,859
3,000	Hitachi Kokusai Electric, Inc.	36,015
2,100	Hoya Corporation	79,822
12,030	IAC/InterActiveCorporation	566,372
34,169	Imperva, Inc.[e]	1,725,535
120,810	Intel Corporation	3,908,203
2,400	IT Holdings Corporation	56,766
1,600	ITOCHU Techno-Solutions Corporation	30,190
88,573	Ixia[e]	1,103,620
64,327	Juniper Networks, Inc.	1,640,982
1,000	Kyocera Corporation	44,031
19,420	Lam Research Corporation	1,604,092
17,900	Liberty Tripadvisor Holdings, Inc.[e]	396,664
15,260	Linear Technology Corporation	679,986
37,340	Lionbridge Technologies, Inc.[e]	188,940
13,075	Littelfuse, Inc.	1,609,663
20,794	Manhattan Associates, Inc.[e]	1,182,555
38,330	Marvell Technology Group, Ltd.	395,182
21,676	Maxim Integrated Products, Inc.	797,243
10,940	MAXIMUS, Inc.	575,882
25,898	Methode Electronics, Inc.	757,258
107,190	Microsemi Corporation[e]	4,106,449
636,930	Microsoft Corporation	35,177,644
58,121	Monolithic Power Systems, Inc.	3,698,820
2,230	Morningstar, Inc.	196,842
79,781	Nanometrics, Inc.[e]	1,263,731
77,830	National Instruments Corporation	2,343,461
3,700	NEC Networks & System Integration Corporation	57,450
5,340	NETGEAR, Inc.[e]	215,576
27,026	Nice Systems, Ltd. ADR[f]	1,751,015
2,000	NS Solutions Corporation	39,230
237,866	NVIDIA Corporation	8,475,166
30,226	NXP Semiconductors NVe	2,450,422
108,300	Oclaro, Inc.[e,f]	584,820
17,290	ON Semiconductor Corporation[e]	165,811
130,750	Oracle Corporation	5,348,982
17,350	Palo Alto Networks, Inc.[e]	2,830,479

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (41.4%)	Value
Information Technology (9.0%) - continued
117,560	Pandora Media, Inc.[e,f]	$1,052,162
49,700	Paylocity Holding Corporation[e]	1,627,178
452,578	PayPal Holdings, Inc.[e]	17,469,511
58,240	Pegasystems, Inc.	1,478,131
24,482	Plantronics, Inc.	959,450
125,970	Polycom, Inc.[e]	1,404,565
85,194	Progress Software Corporation[e]	2,054,879
70,655	Proofpoint, Inc.[e,f]	3,799,826
42,870	PTC, Inc.[e]	1,421,569
43,607	QLIK Technologies, Inc.[e]	1,261,114
11,130	QUALCOMM, Inc.	569,188
6,360	Qualys, Inc.[e]	160,972
30,960	RealPage, Inc.[e]	645,206
33,600	Red Hat, Inc.[e]	2,503,536
35,970	Ruckus Wireless, Inc.[e]	352,866
326,230	Salesforce.com, Inc.[e]	24,085,561
10,610	Sanmina Corporation[e]	248,062
2,000	SAP SE	160,937
11,200	ScanSource, Inc.[e]	452,256
22,828	ServiceNow, Inc.[e]	1,396,617
8,300	Shinko Electric Industries Company, Ltd.	46,658
48,540	ShoreTel, Inc.[e]	361,138
19,000	Symantec Corporation	349,220
38,284	Synopsys, Inc.[e]	1,854,477
400	TDK Corporation	22,194
4,550	Tech Data Corporation[e]	349,304
233,984	Teradyne, Inc.	5,051,715
11,850	Tessera Technologies, Inc.	367,350
88,950	Texas Instruments, Inc.	5,107,509
22,570	Trimble Navigation, Ltd.[e]	559,736
19,900	Tyler Technologies, Inc.[e]	2,559,339
100	U-Blox AGe	19,205
24,537	Ultimate Software Group, Inc.[e]	4,747,910
600	United Internet AG	30,062
146,395	Virtusa Corporation[e]	5,483,957
324,010	Visa, Inc.	24,780,285
36,790	Xerox Corporation	410,576
321,020	Xilinx, Inc.	15,225,979

	Total	443,314,422

Materials (1.7%)
35,100	Agnico Eagle Mines, Ltd.	1,269,216
400	Air Liquide SA	44,876
38,607	Albemarle Corporation	2,468,146
183,750	Alcoa, Inc.[f]	1,760,325
23,763	American Vanguard Corporation[e]	374,980
400	Aurubis AG	19,876
21,100	Avery Dennison Corporation	1,521,521
32,991	Axalta Coating Systems, Ltd.[e]	963,337
21,829	Balchem Corporation	1,353,835
29,350	Ball Corporation	2,092,361
195,600	Barrick Gold Corporation	2,656,248
6,130	Bemis Company, Inc.	317,411
29,800	BHP Billiton, Ltd.	385,069
8,600	BillerudKorsnas AB	140,390
6,710	Boise Cascade Company[e]	139,031
9,700	Boral, Ltd.	45,882
2,500	Buzzi Unicem SPA	43,097
32,890	Cabot Corporation	1,589,574
5,220	Carpenter Technology Corporation	178,681
215	CCL Industries, Inc.	40,807
22,987	Celanese Corporation	1,505,648
75,252	Chemtura Corporation[e]	1,986,653
9,442	Clearwater Paper Corporation[e]	458,031
99,470	Crown Holdings, Inc.[e]	4,932,717

Shares	Common Stock (41.4%)	Value
Materials (1.7%) - continued
14,400	Daicel Corporation	$196,292
54,630	Dow Chemical Company	2,778,482
7,150	Eagle Materials, Inc.	501,287
14,700	Eastman Chemical Company	1,061,781
135,850	Eldorado Gold Corporation	429,286
800	Evonik Industries AG	23,926
18,630	Ferroglobe plc	164,130
50,413	FMC Corporation	2,035,173
153,920	Freeport-McMoRan, Inc.[f]	1,591,533
100	Givaudan SA	195,980
133,200	Goldcorp, Inc.	2,161,836
2,900	Hexpol AB	32,175
1,500	Holmen AB	49,064
21,503	Innospec, Inc.	932,370
89,950	International Paper Company	3,691,548
1,800	JFE Holdings, Inc.	24,174
234,450	Kinross Gold Corporation[e]	797,130
8,350	Koppers Holdings, Inc.[e]	187,625
500	LafargeHolcim, Ltd.	23,480
200	Linde AG	29,060
9,100	Martin Marietta Materials, Inc.	1,451,541
6,400	Materion Corporation	169,472
12,650	Minerals Technologies, Inc.	719,152
4,600	Mitsubishi Chemical Holdings Corporation	24,017
102,910	Mosaic Company	2,778,570
65,565	Myers Industries, Inc.	843,166
107,860	Newmont Mining Corporation	2,866,919
900	Nippon Shokubai Company, Ltd.	45,845
3,000	Nippon Steel & Sumitomo Metal Corporation	57,515
15,577	Norsk Hydro ASA	63,998
2,800	Novozymes AS	125,738
5,000	Oji Holdings Corporation	20,082
52,460	Olin Corporation	911,230
31,350	OMNOVA Solutions, Inc.[e]	174,306
111,500	Owens-Illinois, Inc.[e]	1,779,540
63,960	Packaging Corporation of America	3,863,184
52,375	PolyOne Corporation	1,584,344
22,490	Rayonier Advanced Materials, Inc.	213,655
15,600	Reliance Steel & Aluminum Company	1,079,364
800	Rio Tinto, Ltd.	26,049
12,650	Royal Gold, Inc.	648,819
12,500	RPM International, Inc.	591,625
17,390	Schnitzer Steel Industries, Inc.	320,672
31,794	Scotts Miracle-Gro Company	2,313,649
38,850	Sealed Air Corporation	1,865,188
59,550	Silver Wheaton Corporation	987,339
41,290	Sonoco Products Company	2,005,455
156,342	Steel Dynamics, Inc.	3,519,258
25,350	Stillwater Mining Company[e]	269,977
5,000	Sumitomo Seika Chemicals Company, Ltd.	24,696
104,000	Teck Resources, Ltd.[f]	791,440
5,000	Tosoh Corporation	20,998
1,100	Umicore	54,604
6,100	UPM-Kymmene Oyj	110,286
19,150	Vulcan Materials Company	2,021,666
3,970	Westlake Chemical Corporation	183,811
53,555	Westrock Company	2,090,252
196,900	Yamana Gold, Inc.	598,576
7,498	Yara International ASA	281,473

	Total	80,691,515

Telecommunications Services (0.3%)
3,361	BCE, Inc.	153,176

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (41.4%)	Value
Telecommunications Services (0.3%) - continued
86,170	Cincinnati Bell, Inc.[e]	$333,478
7,800	Elisa Oyj[e],[f]	302,884
14,120	FairPoint Communications, Inc.[e,f]	210,106
7,600	Freenet AG	226,990
18,820	General Communication, Inc.[e]	344,782
106,322	KCOM Group plc	164,157
28,797	Level 3 Communications, Inc.[e]	1,521,922
7,400	Orange SA	129,226
23,600	ORBCOMM, Inc.[e]	239,068
2,700	Proximus SA	92,136
34,856	SBA Communications Corporation[e]	3,491,526
12,300	Telefonica Deutschland Holding AG	66,491
90,629	Verizon Communications, Inc.	4,901,216
121,110	Vonage Holdings Corporation[e]	553,473

	Total	12,730,631

Utilities (0.8%)
6,180	Ameren Corporation	309,618
28,920	American States Water Company	1,138,291
21,010	Aqua America, Inc.	668,538
17,960	Artesian Resources Corporation	502,162
77,840	Avista Corporation	3,174,315
35,120	California Water Service Group	938,406
34,510	CenterPoint Energy, Inc.	721,949
3,180	Chesapeake Utilities Corporation	200,245
8,000	CLP Holdings, Ltd.	72,411
15,200	Consolidated Water Company, Ltd.	184,984
27,520	Dynegy, Inc.[e]	395,462
29,190	Edison International, Inc.	2,098,469
57,300	Electricidade de Portugal SA	203,441
18,171	FirstEnergy Corporation	653,611
42,110	Great Plains Energy, Inc.	1,358,047
30,533	Laclede Group, Inc.	2,068,611
94,330	MDU Resources Group, Inc.	1,835,662
7,670	Middlesex Water Company	236,620
8,810	New Jersey Resources Corporation	320,948
5,300	Northwest Natural Gas Company	285,405
134,740	PG&E Corporation	8,046,673
28,576	PNM Resources, Inc.	963,583
18,510	Portland General Electric Company	730,960
39,550	Public Service Enterprise Group, Inc.	1,864,387
32,600	Redes Energeticas Nacionais SGPS SA	106,733
21,740	Renewable Energy Group, Inc.[e]	205,226
900	Severn Trent plc	28,036
48,800	Southern Company	2,524,424
29,034	Southwest Gas Corporation	1,911,889
134,484	Talen Energy Corporation[e]	1,210,356
5,000	Toho Gas Company, Ltd.	35,490
36,460	UGI Corporation	1,468,973
12,900	United Utilities Group plc	170,758
6,890	Unitil Corporation	292,756
30,990	Vectren Corporation	1,566,854
1,400	Veolia Environnement SA	33,696
10,100	WEC Energy Group, Inc.	606,707
14,900	Westar Energy, Inc.	739,189

	Total	39,873,885

	Total Common Stock (cost $1,873,700,520)	2,029,786,769

Shares	Registered Investment Companies (35.8%)	Value
Affiliated Equity Holdings (28.5%)
24,425,365	Thrivent Large Cap Stock Portfolio	278,234,221
20,124,267	Thrivent Large Cap Value Portfolio	314,111,640

Shares	Registered Investment Companies (35.8%)	Value
Affiliated Equity Holdings (28.5%) - continued
16,750,392	Thrivent Mid Cap Stock Portfolio	$282,522,159
48,917,066	Thrivent Partner Worldwide Allocation Portfolio	439,294,823
5,277,294	Thrivent Small Cap Stock Portfolio	81,981,706

	Total	1,396,144,549

Affiliated Fixed Income Holdings (5.9%)
10,421,715	Thrivent High Yield Portfolio	47,239,550
14,831,024	Thrivent Income Portfolio	149,115,568
9,351,888	Thrivent Limited Maturity Bond Portfolio	91,255,728

	Total	287,610,846

Equity Funds/ETFs (0.8%)
190	iShares MSCI EAFE Index Fund	10,855
31,241	iShares Russell 2000 Growth Index Fund	4,145,056
81,869	iShares Russell 2000 Index Fund	9,056,349
15,400	iShares Russell 2000 Value Index Fund	1,435,434
11,530	Market Vectors Oil Service ETF	306,813
31,460	Materials Select Sector SPDR Fund[f]	1,409,723
104,361	SPDR S&P 500 ETF Trust	21,452,447
33,540	SPDR S&P Biotech ETF[f]	1,732,676
1,370	SPDR S&P MidCap 400 ETF Trust	359,926

	Total	39,909,279

Fixed Income Funds/ETFs (0.6%)
35,000	iShares Barclays 1-3 Year Credit Bond Fund	3,689,700
238,000	iShares iBoxx $ Investment Grade Corporate Bond ETF	28,279,160

	Total	31,968,860

	Total Registered Investment Companies (cost $1,635,619,358)	1,755,633,534

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Asset-Backed Securities (0.5%)
	Access Group, Inc.
384,530	0.933%, 2/25/2036[h,i]	371,964
	Ares CLO, Ltd.
1,275,000	1.911%, 10/12/2023*,i	1,266,530
750,000	2.098%, 11/15/2025*,i	746,126
	BA Credit Card Trust
650,000	0.816%, 6/15/2021[i]	649,480
	Betony CLO, Ltd.
350,000	2.132%, 4/15/2027*,i	346,104
	Capital One Multi-Asset Execution Trust
800,000	0.816%, 1/18/2022[i]	798,779
	Chase Issuance Trust
500,000	1.590%, 2/18/2020	503,792
375,000	1.620%, 7/15/2020	378,066
	Chesapeake Funding, LLC
209,848	0.891%, 1/7/2025[h,i]	209,439
	Countrywide Asset-Backed Certificates
458,844	5.530%, 4/25/2047	510,964
	DRB Prime Student Loan Trust
938,873	3.200%, 1/25/2040*	930,681
	Edlinc Student Loan Funding Trust
297,665	3.435%, 10/1/2025*,i	299,419

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Asset-Backed Securities (0.5%) - continued
	Enterprise Fleet Financing, LLC
$37,708	1.060%, 3/20/2019[h]	$37,690
393,292	0.870%, 9/20/2019[h]	392,105
	FirstEnergy Ohio PIRB Special Purpose Trust
121,929	0.679%, 1/15/2019	121,641
	Ford Credit Auto Owner Trust
485,000	2.260%, 11/15/2025[h]	491,358
	Golden Credit Card Trust
250,000	0.866%, 9/15/2018[h,i]	250,000
	GoldenTree Loan Opportunities IX, Ltd.
400,000	2.128%, 10/29/2026*,i	395,984
	Golub Capital Partners CLO 23M, Ltd.
350,000	2.106%, 5/5/2027*,i	345,850
	Morgan Stanley Bank of America Merrill Lynch Trust
1,425,000	3.176%, 8/15/2045	1,489,927
1,425,000	3.246%, 12/15/2047	1,475,176
	Morgan Stanley Capital, Inc.
949,553	0.583%, 2/25/2037[i]	480,606
	OneMain Financial Issuance Trust
750,000	4.100%, 3/20/2028[h]	754,747
	OZLM VIII, Ltd.
385,000	2.060%, 10/17/2026*,i	381,623
	Pretium Mortgage Credit Partners, LLC
2,161,937	4.375%, 11/27/2030*	2,156,926
	Race Point IX CLO, Ltd.
900,000	2.132%, 4/15/2027*,i	887,362
	Renaissance Home Equity Loan Trust
1,205,344	5.746%, 5/25/2036[j]	784,439
2,771,730	6.011%, 5/25/2036[j]	1,875,701
1,209,384	5.580%, 11/25/2036[j]	614,623
	SLM Student Loan Trust
422,741	1.027%, 7/15/2022[h,i]	420,347
626,646	1.036%, 8/15/2022[h,i]	624,734
357,087	1.019%, 4/25/2023[h,i]	356,467
450,000	1.486%, 5/17/2027[h,i]	446,333
	SoFi Professional Loan Program, LLC
848,483	2.420%, 3/25/2030[h]	838,196
	U.S. Small Business Administration
509,816	3.191%, 3/10/2024	535,292
	Vericrest Opportunity Loan Transferee
1,397,534	3.375%, 10/25/2058*,j	1,378,155
446,575	3.500%, 2/25/2055*,j	443,943
	Volvo Financial Equipment, LLC
27,208	0.740%, 3/15/2017[h]	27,203
787,872	0.820%, 4/16/2018[h]	786,220
	World Financial Network Credit Card Master Trust
650,000	0.910%, 3/16/2020	649,992

	Total	26,453,984

Basic Materials (0.1%)
	Albemarle Corporation
105,000	3.000%, 12/1/2019	105,628
	Anglo American plc
772,000	3.625%, 5/14/2020[f,h]	660,539
	ArcelorMittal SA
670,000	6.500%, 3/1/2021[f]	659,950

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Basic Materials (0.1%) - continued
	Corporacion Nacional del Cobre de Chile
$280,000	4.500%, 9/16/2025[f,h]	$285,374
	First Quantum Minerals, Ltd.
355,000	6.750%, 2/15/2020[h]	243,175
355,000	7.000%, 2/15/2021[h]	237,850
	Georgia-Pacific, LLC
245,000	2.539%, 11/15/2019[h]	246,007
	Glencore Funding, LLC
180,000	1.680%, 4/16/2018[h,i]	162,000
	NOVA Chemicals Corporation
1,100,000	5.250%, 8/1/2023[h]	1,075,250
	Novelis, Inc.
365,000	8.375%, 12/15/2017	371,205
500,000	8.750%, 12/15/2020	504,650
	Sappi Papier Holding GmbH
605,000	6.625%, 4/15/2021[h]	625,673
	Xstrata Finance Canada, Ltd.
278,000	2.700%, 10/25/2017[h]	272,440
	Yamana Gold, Inc.
325,000	4.950%, 7/15/2024	274,625

	Total	5,724,366

Capital Goods (0.3%)
	AECOM
920,000	5.875%, 10/15/2024	947,600
	Aircastle, Ltd.
845,000	5.000%, 4/1/2023	849,225
	Ball Corporation
560,000	4.375%, 12/15/2020	582,750
	Building Materials Corporation of America
660,000	6.000%, 10/15/2025[h]	697,950
	Case New Holland, Inc.
450,000	7.875%, 12/1/2017	483,750
	Cemex Finance, LLC
900,000	9.375%, 10/12/2017[h]	990,000
	CNH Industrial Capital, LLC
370,000	4.375%, 11/6/2020[f]	363,525
	Crown Americas Capital Corporation IV
670,000	4.500%, 1/15/2023	683,400
	General Electric Company
607,000	5.000%, 12/29/2049[k]	625,210
	HD Supply, Inc.
860,000	5.750%, 4/15/2024[c,h]	883,650
	Huntington Ingalls Industries, Inc.
850,000	5.000%, 12/15/2021[h]	892,500
	L-3 Communications Corporation
384,000	1.500%, 5/28/2017	382,684
	Lockheed Martin Corporation
389,000	2.500%, 11/23/2020	398,438
448,000	4.500%, 5/15/2036	481,901
	Martin Marietta Materials, Inc.
230,000	1.729%, 6/30/2017[i]	227,890
	Newell Rubbermaid, Inc.
224,000	2.600%, 3/29/2019	227,257
336,000	5.500%, 4/1/2046	365,029
	Northrop Grumman Corporation
350,000	3.850%, 4/15/2045	346,351
	Owens-Brockway Glass Container, Inc.
960,000	5.000%, 1/15/2022[h]	981,677
	Pentair Finance SA
295,000	2.900%, 9/15/2018	295,846

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Capital Goods (0.3%) - continued
	Reynolds Group Issuer, Inc.
$629,634	5.750%, 10/15/2020	$646,162
	Roper Industries, Inc.
601,000	2.050%, 10/1/2018	606,759
	Standard Industries, Inc.
415,000	5.500%, 2/15/2023[h]	424,338
	Textron, Inc.
150,000	5.600%, 12/1/2017	157,612
400,000	7.250%, 10/1/2019	457,830
185,000	5.950%, 9/21/2021	209,806
	United Rentals North America, Inc.
1,340,000	5.500%, 7/15/2025	1,333,019
	Waste Management, Inc.
90,000	3.125%, 3/1/2025	92,235

	Total	15,634,394

Collateralized Mortgage Obligations (0.8%)
	Alm Loan Funding CLO
385,000	2.050%, 10/17/2026*,i	381,293
	Apidos CLO XVIII
375,000	2.033%, 7/22/2026*,i	369,640
	Babson CLO, Ltd.
385,000	2.010%, 10/17/2026*,i	378,007
	BCAP, LLC Trust
1,069,362	0.613%, 3/25/2037[i]	886,122
	Birchwood Park CLO, Ltd.
385,000	2.062%, 7/15/2026*,i	381,718
	BlueMountain CLO, Ltd.
385,000	2.102%, 10/15/2026*,i	383,162
	Carlyle Global Market Strategies CLO, Ltd.
385,000	1.920%, 7/20/2023*,i	382,699
400,000	2.122%, 10/15/2026*,i	397,179
	Cent CLO 16, LP
385,000	1.866%, 8/1/2024*,i	383,472
	Cent CLO 22, Ltd.
400,000	2.100%, 11/7/2026*,i	387,285
	Citigroup Mortgage Loan Trust, Inc.
403,219	5.500%, 11/25/2035	382,391
	CitiMortgage Alternative Loan Trust
1,357,185	5.750%, 4/25/2037	1,141,883
	Countrywide Alternative Loan Trust
526,751	2.652%, 10/25/2035	461,185
378,708	6.500%, 8/25/2036	276,642
263,501	6.000%, 1/25/2037	251,206
1,255,594	5.500%, 5/25/2037	1,062,172
1,167,120	7.000%, 10/25/2037	840,315
	Countrywide Home Loans, Inc.
496,535	5.750%, 4/25/2037	443,610
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
132,628	5.500%, 10/25/2021	128,022
388,259	6.000%, 10/25/2021	339,502
	Dryden 34 Senior Loan Fund CLO
385,000	2.052%, 10/15/2026*,i	381,576
	Federal Home Loan Mortgage Corporation
1,410,632	3.000%, 2/15/2033[l]	170,357
	Federal National Mortgage Association
2,870,056	3.500%, 1/25/2033[l]	373,351
	Galaxy XX CLO, Ltd.
1,200,000	2.074%, 7/20/2027*,i	1,182,522
	Golub Capital Partners CLO 22B, Ltd.
725,000	2.098%, 2/20/2027*,i	716,763

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Collateralized Mortgage Obligations (0.8%) - continued
	HomeBanc Mortgage Trust
$2,166,616	2.337%, 4/25/2037	$1,618,014
	J.P. Morgan Mortgage Trust
875,654	2.663%, 10/25/2036	782,394
1,229,653	0.813%, 1/25/2037[i]	729,809
1,455,231	6.250%, 8/25/2037	1,106,037
	Limerock CLO III, LLC
1,150,000	2.154%, 10/20/2026*,i	1,112,571
	Madison Park Funding XIV CLO, Ltd.
425,000	2.074%, 7/20/2026*,i	422,533
	Madison Park Funding, Ltd.
1,100,000	1.908%, 8/15/2022*,i	1,093,309
	Magnetite XII, Ltd.
1,200,000	2.122%, 4/15/2027*,i	1,184,036
	MASTR Alternative Loans Trust
318,911	6.500%, 7/25/2034	325,567
752,320	0.883%, 12/25/2035[i]	356,841
	Merrill Lynch Alternative Note Asset Trust
307,426	6.000%, 3/25/2037	269,739
	Mountain View CLO, Ltd.
1,200,000	2.082%, 7/15/2027*,i	1,158,611
	Neuberger Berman CLO, Ltd.
300,000	2.089%, 8/4/2025*,i	297,616
	NZCG Funding CLO, Ltd.
1,200,000	2.171%, 4/27/2027*,i	1,191,258
	Octagon Investment Partners XX CLO, Ltd.
385,000	2.058%, 8/12/2026*,i	381,232
	OHA Loan Funding, Ltd.
1,150,000	2.154%, 10/20/2026*,i	1,133,040
	Residential Asset Securitization Trust
1,173,968	0.813%, 8/25/2037[i]	326,094
	Sequoia Mortgage Trust
770,183	2.919%, 9/20/2046	614,115
	Shackleton VII CLO, Ltd.
1,200,000	2.162%, 4/15/2027*,i	1,187,636
	Symphony CLO VIII, Ltd.
374,232	1.717%, 1/9/2023*,i	372,687
	Symphony CLO XV, Ltd.
1,150,000	2.070%, 10/17/2026*,i	1,138,480
	TBW Mortgage-Backed Trust
3,363,978	5.965%, 7/25/2037	2,147,711
	Voya CLO 3, Ltd.
385,000	2.039%, 7/25/2026*,i	381,279
	WaMu Mortgage Pass Through Certificates
208,672	2.432%, 9/25/2036	186,999
412,167	2.454%, 10/25/2036	354,649
2,887,807	2.193%, 11/25/2036	2,484,906
	Washington Mutual Mortgage Pass Through Certificates
2,020,096	1.101%, 2/25/2047[i]	1,404,488

	Total	36,243,725

Commercial Mortgage-Backed Securities (0.5%)
	Commercial Mortgage Pass-Through Certificates
780,000	1.488%, 6/8/2030[h,i]	774,848
	Credit Suisse First Boston Mortgage Securities
2,800,000	5.542%, 1/15/2049	2,850,297

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Commercial Mortgage-Backed Securities (0.5%) - continued
	Credit Suisse Mortgage Capital Certificates
$1,700,000	5.509%, 9/15/2039	$1,714,452
	Federal National Mortgage Association
328,861	1.272%, 1/25/2017	328,786
	Greenwich Capital Commercial Funding Corporation
1,750,000	5.867%, 12/10/2049	1,799,395
	GS Mortgage Securities Trust
2,450,000	3.666%, 9/10/2047	2,605,165
1,650,000	3.506%, 10/10/2048	1,730,755
1,825,000	3.734%, 11/10/2048	1,954,750
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,300,000	5.699%, 2/12/2049	1,327,475
	JPMBB Commercial Mortgage Securities Trust
1,175,000	3.231%, 1/15/2048	1,218,827
1,650,000	3.598%, 11/15/2048	1,741,130
	Morgan Stanley Bank of America Merrill Lynch Trust
1,750,000	3.753%, 12/15/2047	1,871,774
1,650,000	3.635%, 10/15/2048	1,748,903
	Morgan Stanley Capital, Inc.
900,000	5.406%, 3/15/2044	928,219
	SCG Trust
425,000	1.836%, 11/15/2026[h,i]	422,385
	UBS Commercial Mortgage Trust
2,150,000	3.400%, 5/10/2045	2,267,487
	WFRBS Commercial Mortgage Trust
1,200,000	2.870%, 11/15/2045	1,234,802

	Total	26,519,450

Communications Services (0.7%)
	21st Century Fox America, Inc.
460,000	6.900%, 3/1/2019	523,369
	Altice Financing SA
770,000	6.625%, 2/15/2023[h]	771,925
	AMC Networks, Inc.
1,335,000	5.000%, 4/1/2024	1,340,006
	America Movil SAB de CV
425,000	1.632%, 9/12/2016[i]	424,831
288,000	5.000%, 10/16/2019	316,113
	American Tower Corporation
50,000	2.800%, 6/1/2020	50,254
560,000	3.300%, 2/15/2021	569,588
295,000	3.450%, 9/15/2021	301,650
	AT&T, Inc.
212,000	5.875%, 10/1/2019	239,610
165,000	1.559%, 6/30/2020[i]	163,317
349,000	3.875%, 8/15/2021	371,377
275,000	3.000%, 6/30/2022	278,998
784,000	6.350%, 3/15/2040	909,482
355,000	5.550%, 8/15/2041	381,055
450,000	5.150%, 3/15/2042	453,578
275,000	4.750%, 5/15/2046	268,251
	British Sky Broadcasting Group plc
320,000	2.625%, 9/16/2019[h]	323,321
	CBS Corporation
241,000	4.000%, 1/15/2026	251,725
	CCO Holdings, LLC
630,000	7.375%, 6/1/2020	655,594
900,000	5.875%, 4/1/2024[h]	942,750

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Communications Services (0.7%) - continued
	CCO Safari II, LLC
$452,000	6.834%, 10/23/2055[h]	$487,782
288,000	3.579%, 7/23/2020[h]	294,289
448,000	4.908%, 7/23/2025[h]	472,558
	CenturyLink, Inc.
775,000	6.450%, 6/15/2021	785,168
175,000	7.500%, 4/1/2024[c]	175,438
	Clear Channel Worldwide Holdings, Inc.
995,000	6.500%, 11/15/2022	990,025
	Columbus International, Inc.
895,000	7.375%, 3/30/2021[h]	953,175
	Comcast Corporation
360,000	2.750%, 3/1/2023	372,012
960,000	4.400%, 8/15/2035	1,040,074
140,000	4.650%, 7/15/2042	155,731
677,000	4.750%, 3/1/2044	763,636
	Cox Communications, Inc.
184,000	9.375%, 1/15/2019[h]	216,011
	Crown Castle International Corporation
521,000	3.400%, 2/15/2021	528,764
595,000	5.250%, 1/15/2023	641,856
	Crown Castle Towers, LLC
100,000	4.174%, 8/15/2017[h]	102,610
	Digicel, Ltd.
1,295,000	6.000%, 4/15/2021*	1,159,025
	Dish DBS Corporation
875,000	5.875%, 7/15/2022	829,062
	FairPoint Communications, Inc.
685,000	8.750%, 8/15/2019[h]	649,037
	Frontier Communications Corporation
1,090,000	8.875%, 9/15/2020[h]	1,132,237
	Hughes Satellite Systems Corporation
567,000	6.500%, 6/15/2019	624,409
	Level 3 Communications, Inc.
920,000	5.375%, 1/15/2024[h]	931,500
	Level 3 Financing, Inc.
335,000	5.375%, 5/1/2025	339,188
	McGraw Hill Financial, Inc.
448,000	3.300%, 8/14/2020	463,461
	McGraw-Hill Global Education Holdings, LLC
850,000	9.750%, 4/1/2021	922,250
	Numericable-SFR
1,165,000	6.000%, 5/15/2022[h]	1,135,875
	Omnicom Group, Inc.
224,000	3.600%, 4/15/2026[c]	229,456
	Quebecor Media, Inc.
610,000	5.750%, 1/15/2023	628,300
	SES Global Americas Holdings GP
365,000	2.500%, 3/25/2019[h]	360,214
	Sprint Communications, Inc.
650,000	9.000%, 11/15/2018[h]	680,875
	Sprint Corporation
640,000	7.625%, 2/15/2025	475,200
	Telefonica Emisiones SAU
244,000	3.192%, 4/27/2018	250,329
	Time Warner Entertainment Company, LP
459,000	8.375%, 3/15/2023	586,882
	Time Warner, Inc.
968,000	3.600%, 7/15/2025	993,602

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Communications Services (0.7%) - continued
$265,000	6.250%, 3/29/2041	$306,315
	T-Mobile USA, Inc.
1,040,000	6.125%, 1/15/2022	1,073,800
	Unitymedia Hessen GmbH & Company KG
385,000	5.500%, 1/15/2023[h]	394,625
	Univision Communications, Inc.
450,000	5.125%, 5/15/2023[h]	447,750
200,000	5.125%, 2/15/2025[h]	197,500
	UPCB Finance V, Ltd.
567,000	7.250%, 11/15/2021[h]	599,602
	Verizon Communications, Inc.
350,000	1.412%, 6/17/2019[i]	349,168
1,025,000	3.000%, 11/1/2021	1,064,998
1,008,000	5.150%, 9/15/2023	1,163,447
78,000	5.050%, 3/15/2034	84,541
319,000	4.272%, 1/15/2036	317,402
748,000	4.522%, 9/15/2048	749,272

	Total	36,655,245

Consumer Cyclical (0.4%)
	Automatic Data Processing, Inc.
100,000	3.375%, 9/15/2025	106,908
	Cinemark USA, Inc.
500,000	4.875%, 6/1/2023[h]	504,225
630,000	4.875%, 6/1/2023	635,323
	CVS Health Corporation
110,000	2.250%, 8/12/2019	112,754
870,000	4.875%, 7/20/2035	970,023
188,000	6.125%, 9/15/2039	237,740
	Delphi Automotive plc
560,000	3.150%, 11/19/2020	571,734
	eBay, Inc.
225,000	2.500%, 3/9/2018	228,650
	Ford Motor Company
205,000	7.450%, 7/16/2031	267,082
	Ford Motor Credit Company, LLC
1,036,000	5.000%, 5/15/2018	1,093,938
450,000	2.943%, 1/8/2019	456,943
	General Motors Company
220,000	6.600%, 4/1/2036	242,086
429,000	6.250%, 10/2/2043	458,190
	General Motors Financial Company, Inc.
630,000	3.250%, 5/15/2018	640,485
332,000	3.700%, 11/24/2020	338,346
224,000	4.200%, 3/1/2021	231,364
385,000	4.300%, 7/13/2025	381,073
210,000	5.250%, 3/1/2026	219,644
	Hilton Worldwide Finance, LLC
1,100,000	5.625%, 10/15/2021	1,139,820
	Home Depot, Inc.
184,000	2.625%, 6/1/2022	190,336
280,000	3.000%, 4/1/2026	293,937
	Hyundai Capital America
336,000	2.400%, 10/30/2018[h]	338,242
336,000	3.000%, 10/30/2020[h]	341,098
	Jaguar Land Rover Automotive plc
630,000	5.625%, 2/1/2023[h]	647,325
	KB Home
503,000	4.750%, 5/15/2019	501,114
	L Brands, Inc.
630,000	5.625%, 2/15/2022	686,335
	Lennar Corporation
630,000	4.125%, 12/1/2018	642,600

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Consumer Cyclical (0.4%) - continued
$660,000	4.875%, 12/15/2023	$660,000
	Live Nation Entertainment, Inc.
200,000	5.375%, 6/15/2022[h]	203,500
	McDonald’s Corporation
335,000	2.750%, 12/9/2020	346,969
	MGM Resorts International
915,000	6.000%, 3/15/2023[f]	947,025
	PulteGroup, Inc.
940,000	4.250%, 3/1/2021	954,100
	Rite Aid Corporation
880,000	6.125%, 4/1/2023[h]	932,800
	Six Flags Entertainment Corporation
920,000	5.250%, 1/15/2021[h]	945,300
	Toll Brothers Finance Corporation
100,000	8.910%, 10/15/2017	109,500
186,000	4.000%, 12/31/2018	192,510
	West Corporation
1,065,000	5.375%, 7/15/2022[h]	976,924
	ZF North America Capital, Inc.
970,000	4.500%, 4/29/2022[h]	989,400

	Total	19,735,343

Consumer Non-Cyclical (0.7%)
	AbbVie, Inc.
315,000	2.500%, 5/14/2020	320,693
220,000	3.600%, 5/14/2025	230,938
	Actavis Funding SCS
336,000	3.800%, 3/15/2025	349,690
675,000	4.550%, 3/15/2035	695,459
1,008,000	4.850%, 6/15/2044	1,073,457
	Altria Group, Inc.
925,000	2.850%, 8/9/2022	955,482
	Amgen, Inc.
150,000	2.125%, 5/1/2020	151,838
224,000	2.700%, 5/1/2022	228,296
300,000	3.125%, 5/1/2025	303,927
	Anheuser-Busch Inbev Finance, Inc.
240,000	1.879%, 2/1/2021[i]	244,245
336,000	3.650%, 2/1/2026	353,342
1,120,000	4.700%, 2/1/2036	1,210,388
	B&G Foods, Inc.
480,000	4.625%, 6/1/2021	486,000
	BAT International Finance plc
220,000	1.144%, 6/15/2018[h,i]	218,488
	Becton, Dickinson and Company
577,000	6.375%, 8/1/2019	657,530
	Biogen, Inc.
210,000	3.625%, 9/15/2022	222,116
	Boston Scientific Corporation
200,000	6.000%, 1/15/2020	225,757
350,000	4.125%, 10/1/2023	367,023
325,000	3.850%, 5/15/2025	337,020
	Bunge Limited Finance Corporation
282,000	8.500%, 6/15/2019	327,572
305,000	3.500%, 11/24/2020	309,507
	Cardinal Health, Inc.
120,000	1.950%, 6/15/2018	120,561
138,000	4.900%, 9/15/2045	146,130
	Celgene Corporation
495,000	2.875%, 8/15/2020	509,829
120,000	3.550%, 8/15/2022	125,817
495,000	5.000%, 8/15/2045	535,260
	Centene Escrow Corporation
900,000	5.625%, 2/15/2021[h]	938,250

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Consumer Non-Cyclical (0.7%) - continued
	CHS/Community Health Systems, Inc.
$975,000	7.125%, 7/15/2020	$921,375
	Church & Dwight Company, Inc.
140,000	2.450%, 12/15/2019	141,662
	Cigna Corporation
265,000	5.375%, 2/15/2042	291,340
	EMD Finance, LLC
235,000	0.992%, 3/17/2017[h,i]	234,173
280,000	2.950%, 3/19/2022[h]	285,800
	Energizer Holdings, Inc.
820,000	5.500%, 6/15/2025[h]	824,100
	Envision Healthcare Corporation
970,000	5.125%, 7/1/2022[h]	984,550
	Express Scripts Holding Company
224,000	3.900%, 2/15/2022	233,549
525,000	4.500%, 2/25/2026	543,568
	Fresenius Medical Care US Finance II, Inc.
630,000	5.875%, 1/31/2022[h]	692,055
	Gilead Sciences, Inc.
120,000	2.550%, 9/1/2020	123,578
	Grifols Worldwide Operations, Ltd.
790,000	5.250%, 4/1/2022	811,725
	H. J. Heinz Company
350,000	3.500%, 7/15/2022[h]	367,319
	HCA, Inc.
670,000	3.750%, 3/15/2019	686,348
585,000	5.250%, 6/15/2026	599,625
	Imperial Tobacco Finance plc
450,000	2.950%, 7/21/2020[h]	462,605
	JBS USA, LLC
670,000	5.750%, 6/15/2025[h]	586,250
	Johnson & Johnson
560,000	3.700%, 3/1/2046	587,958
	Kraft Foods Group, Inc.
360,000	5.000%, 6/4/2042	391,876
	Laboratory Corporation of America Holdings
165,000	2.625%, 2/1/2020	165,693
	LifePoint Health, Inc.
750,000	5.500%, 12/1/2021	783,750
	McKesson Corporation
448,000	3.796%, 3/15/2024	467,659
225,000	4.883%, 3/15/2044	239,123
	Mead Johnson Nutrition Company
200,000	3.000%, 11/15/2020	205,523
	Medco Health Solutions, Inc.
176,000	7.125%, 3/15/2018	193,509
	Medtronic plc
1,085,000	4.375%, 3/15/2035	1,174,650
	Merck & Company, Inc.
175,000	0.996%, 2/10/2020[i]	174,133
88,000	3.700%, 2/10/2045	89,552
	Mondelez International, Inc.
247,000	1.136%, 2/1/2019[i]	243,451
	Mylan NV
450,000	3.000%, 12/15/2018[h]	456,175
175,000	3.750%, 12/15/2020[h]	179,054
	PepsiCo, Inc.
450,000	2.850%, 2/24/2026	461,692
	Perrigo Finance Unlimited Company
675,000	3.500%, 3/15/2021	691,698
	Reynolds American, Inc.
235,000	2.300%, 8/21/2017	238,139

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Consumer Non-Cyclical (0.7%) - continued
$672,000	5.700%, 8/15/2035	$785,881
	Roche Holdings, Inc.
336,000	4.000%, 11/28/2044[h]	363,874
	SABMiller Holdings, Inc.
184,000	3.750%, 1/15/2022[h]	195,207
	Safeway, Inc.
10,000	3.400%, 12/1/2016	10,000
	Spectrum Brands Escrow Corporation
300,000	6.375%, 11/15/2020	315,900
	Spectrum Brands, Inc.
470,000	5.750%, 7/15/2025	499,375
	Tenet Healthcare Corporation
1,255,000	8.125%, 4/1/2022	1,291,081
	TreeHouse Foods, Inc.
450,000	4.875%, 3/15/2022	460,125
	UnitedHealth Group, Inc.
360,000	4.625%, 7/15/2035	401,896
	VRX Escrow Corporation
1,495,000	6.125%, 4/15/2025[f,h]	1,151,150

	Total	32,652,361

Energy (0.4%)
	Anadarko Petroleum Corporation
320,000	4.850%, 3/15/2021	323,394
	Antero Resources Corporation
240,000	5.125%, 12/1/2022	217,800
500,000	5.625%, 6/1/2023	460,000
	Boardwalk Pipelines, Ltd.
310,000	5.875%, 11/15/2016	310,725
	BP Capital Markets plc
452,000	3.062%, 3/17/2022	460,655
665,000	3.535%, 11/4/2024	679,401
	Buckeye Partners, LP
288,000	2.650%, 11/15/2018	285,948
	Cameron International Corporation
280,000	4.000%, 12/15/2023	285,674
250,000	3.700%, 6/15/2024	249,733
	Canadian Natural Resources, Ltd.
585,000	3.450%, 11/15/2021	541,499
175,000	6.250%, 3/15/2038	160,970
	CNOOC Nexen Finance
345,000	1.625%, 4/30/2017	344,291
	CNPC General Capital, Ltd.
192,000	2.750%, 4/19/2017[h]	194,218
	Columbia Pipeline Group, Inc.
450,000	2.450%, 6/1/2018[h]	445,480
	Concho Resources, Inc.
625,000	6.500%, 1/15/2022	623,438
629,634	5.500%, 10/1/2022	618,615
	ConocoPhillips Company
280,000	4.200%, 3/15/2021	292,408
336,000	5.950%, 3/15/2046	361,456
	Crestwood Midstream Partners, LP
400,000	6.125%, 3/1/2022	300,000
	Devon Energy Corporation
340,000	3.250%, 5/15/2022[f]	286,277
224,000	5.850%, 12/15/2025	216,213
	Enbridge Energy Partners, LP
560,000	4.375%, 10/15/2020	542,415
	Enbridge, Inc.
245,000	1.083%, 6/2/2017[f,i]	234,833
	Energy Transfer Partners, LP
914,000	4.650%, 6/1/2021	878,254
265,000	4.900%, 3/15/2035	209,814

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Energy (0.4%) - continued
	Enterprise Products Operating, LLC
$300,000	5.250%, 1/31/2020	$324,524
172,000	5.100%, 2/15/2045	166,946
	EQT Corporation
162,000	5.150%, 3/1/2018	161,803
118,000	8.125%, 6/1/2019	127,156
250,000	4.875%, 11/15/2021	239,247
	Exxon Mobil Corporation
180,000	4.114%, 3/1/2046	190,854
	Kinder Morgan, Inc.
242,000	5.300%, 12/1/2034	208,289
225,000	5.550%, 6/1/2045	199,964
	Magellan Midstream Partners, LP
75,000	5.000%, 3/1/2026	81,107
90,000	4.200%, 3/15/2045	75,283
	Marathon Oil Corporation
460,000	2.700%, 6/1/2020[f]	390,357
	Marathon Petroleum Corporation
165,000	3.400%, 12/15/2020	162,291
176,000	4.750%, 9/15/2044	140,845
	MEG Energy Corporation
630,000	6.500%, 3/15/2021[h]	380,363
	Newfield Exploration Company
630,000	5.625%, 7/1/2024	590,625
	Noble Energy, Inc.
202,000	5.625%, 5/1/2021	203,010
	Petrobras International Finance Company
550,000	5.750%, 1/20/2020	477,813
	Petroleos Mexicanos
324,000	5.500%, 2/4/2019[h]	339,390
175,000	3.500%, 1/30/2023	158,594
199,500	2.378%, 4/15/2025	204,017
	Pioneer Natural Resources Company
121,000	3.450%, 1/15/2021	120,362
225,000	4.450%, 1/15/2026	226,769
	Regency Energy Partners, LP
670,000	5.000%, 10/1/2022	629,653
	Rice Energy, Inc.
750,000	6.250%, 5/1/2022	652,500
	Sabine Pass Liquefaction, LLC
670,000	5.625%, 3/1/2025	639,013
	Schlumberger Holdings Corporation
165,000	3.000%, 12/21/2020[h]	167,283
	Shell International Finance BV
165,000	1.071%, 5/11/2020[i]	160,214
	Suncor Energy, Inc.
270,000	3.600%, 12/1/2024	267,307
	Sunoco Logistics Partners Operations, LP
760,000	4.400%, 4/1/2021	746,325
	Targa Resources Partners, LP
540,000	6.625%, 10/1/2020[h]	533,250

	Total	18,488,665

Financials (1.2%)
	Abbey National Treasury Services plc
132,000	3.050%, 8/23/2018	135,640
	ABN AMRO Bank NV
450,000	4.750%, 7/28/2025[h]	453,257
	ACE INA Holdings, Inc.
448,000	2.300%, 11/3/2020	455,460
335,000	4.350%, 11/3/2045	365,087
	AerCap Ireland Capital, Ltd.
925,000	5.000%, 10/1/2021	957,375

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Financials (1.2%) - continued
	Air Lease Corporation
$220,000	2.125%, 1/15/2018	$217,800
90,000	2.625%, 9/4/2018	89,432
	Ally Financial, Inc.
440,000	3.750%, 11/18/2019	435,600
475,000	4.125%, 3/30/2020	471,438
	American Express Credit Corporation
350,000	1.189%, 3/18/2019[i]	345,065
	American International Group, Inc.
150,000	3.300%, 3/1/2021	153,177
336,000	4.125%, 2/15/2024	350,115
150,000	3.900%, 4/1/2026	150,468
	Aon plc
168,000	3.875%, 12/15/2025	171,277
	Argos Merger Sub, Inc.
1,080,000	7.125%, 3/15/2023[h]	1,148,040
	Avalonbay Communities, Inc.
500,000	3.500%, 11/15/2025	518,001
	Aviation Capital Group Corporation
132,000	3.875%, 9/27/2016[h]	132,660
	Banco Santander Chile
435,000	1.517%, 4/11/2017[h,i]	431,194
	Bank of America Corporation
370,000	1.694%, 3/22/2018[i]	370,647
295,000	1.482%, 4/1/2019[i]	292,168
350,000	2.625%, 10/19/2020	352,439
995,000	3.300%, 1/11/2023	1,003,360
150,000	4.000%, 4/1/2024	157,344
250,000	4.000%, 1/22/2025	250,379
201,000	5.875%, 2/7/2042	243,591
573,000	8.000%, 12/29/2049[k]	560,824
	Bank of New York Mellon Corporation
560,000	2.500%, 4/15/2021	571,059
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
145,000	2.850%, 9/8/2021[h]	147,088
	Barclays Bank plc
280,000	10.179%, 6/12/2021[h]	355,781
	Barclays plc
264,000	2.750%, 11/8/2019	262,207
448,000	3.650%, 3/16/2025	420,070
	BB&T Corporation
150,000	1.337%, 1/15/2020[i]	147,991
	BBVA Banco Continental SA
350,000	2.250%, 7/29/2016[h]	350,175
	Berkshire Hathaway, Inc.
280,000	2.750%, 3/15/2023	285,557
	BPCE SA
258,000	5.700%, 10/22/2023[h]	273,277
360,000	4.500%, 3/15/2025[h]	356,436
	Caisse Centrale Desjardins du Quebec
210,000	1.283%, 1/29/2018[h,i]	209,349
	Capital One Financial Corporation
321,000	6.150%, 9/1/2016	327,516
235,000	2.450%, 4/24/2019	237,496
	CIT Group, Inc.
905,000	5.000%, 8/15/2022	915,742
	Citigroup, Inc.
245,000	1.390%, 4/8/2019[i]	241,351
368,000	2.650%, 10/26/2020	371,471
450,000	2.700%, 3/30/2021	453,281
244,000	4.050%, 7/30/2022	253,932
685,000	4.400%, 6/10/2025	698,503
925,000	4.650%, 7/30/2045	968,691

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Financials (1.2%) - continued
	Citizens Bank NA
$625,000	2.300%, 12/3/2018	$628,532
	CoBank ACB
120,000	1.234%, 6/15/2022*,i	112,226
	Compass Bank
30,000	2.750%, 9/29/2019	29,875
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
228,000	3.950%, 11/9/2022	233,556
	Credit Agricole SA
290,000	1.422%, 4/15/2019[h,i]	286,926
	Credit Suisse AG
231,000	5.400%, 1/14/2020	250,367
	Credit Suisse Group Funding, Ltd.
672,000	2.750%, 3/26/2020	663,158
448,000	3.750%, 3/26/2025	427,976
	CyrusOne, LP
630,000	6.375%, 11/15/2022	653,625
	Digital Realty Trust LP
280,000	3.400%, 10/1/2020	286,245
	Discover Bank
510,000	8.700%, 11/18/2019	594,043
	Discover Financial Services
188,000	6.450%, 6/12/2017	197,067
	Duke Realty, LP
88,000	3.875%, 2/15/2021	90,856
264,000	4.375%, 6/15/2022	278,028
	ERP Operating, LP
90,000	3.375%, 6/1/2025	92,722
	European Investment Bank
445,000	1.875%, 3/15/2019	454,122
	Fifth Third Bancorp
286,000	5.450%, 1/15/2017	292,990
148,000	2.875%, 7/27/2020	150,063
145,000	2.875%, 10/1/2021	147,693
	GE Capital International Funding Company
919,000	4.418%, 11/15/2035[h]	998,395
	Genworth Financial, Inc.
248,000	7.700%, 6/15/2020[f]	218,860
	Goldman Sachs Group, Inc.
390,000	1.818%, 4/30/2018[i]	391,650
205,000	1.718%, 11/15/2018[i]	204,979
624,000	5.375%, 3/15/2020	692,411
210,000	1.779%, 4/23/2020[i]	208,698
896,000	5.250%, 7/27/2021	1,008,560
224,000	3.500%, 1/23/2025	226,090
400,000	4.800%, 7/8/2044	418,238
184,000	5.150%, 5/22/2045	186,922
390,000	4.750%, 10/21/2045	407,635
	Hartford Financial Services Group, Inc.
544,000	5.125%, 4/15/2022	608,587
	HBOS plc
558,000	6.750%, 5/21/2018[h]	603,383
	HCP, Inc.
705,000	4.000%, 12/1/2022	708,527
176,000	3.400%, 2/1/2025	161,952
	HSBC Bank plc
495,000	1.258%, 5/15/2018[h,i]	492,386
	HSBC Holdings plc
450,000	3.400%, 3/8/2021	459,222
336,000	6.375%, 12/29/2049[f,k]	317,520
	Huntington Bancshares, Inc.
66,000	2.600%, 8/2/2018	66,539

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Financials (1.2%) - continued
	Huntington National Bank
$250,000	2.200%, 11/6/2018	$250,409
	Hutchison Whampoa International 14, Ltd.
275,000	3.625%, 10/31/2024[h]	285,668
	Icahn Enterprises, LP
625,000	6.000%, 8/1/2020	607,812
	ING Capital Funding Trust III
265,000	4.231%, 12/29/2049[i,k]	257,712
	International Lease Finance Corporation
383,000	2.584%, 6/15/2016[i]	383,357
	Intesa Sanpaolo SPA
450,000	5.250%, 1/12/2024	485,957
	J.P. Morgan Chase & Company
326,000	6.300%, 4/23/2019	368,689
165,000	2.250%, 1/23/2020	166,305
560,000	4.500%, 1/24/2022	617,989
336,000	3.200%, 1/25/2023	344,672
352,000	3.625%, 5/13/2024	367,032
690,000	3.125%, 1/23/2025	692,413
360,000	3.300%, 4/1/2026	362,924
582,000	7.900%, 4/29/2049[k]	582,000
	KeyBank NA
365,000	2.350%, 3/8/2019	368,308
	KeyCorp
300,000	2.900%, 9/15/2020	304,917
	Liberty Mutual Group, Inc.
445,000	4.950%, 5/1/2022[h]	484,508
	Liberty Property, LP
618,000	3.750%, 4/1/2025	615,844
	Lloyds Bank plc
235,000	1.160%, 3/16/2018[i]	233,274
225,000	4.650%, 3/24/2026	222,990
	Merrill Lynch & Company, Inc.
610,000	6.050%, 5/16/2016	614,204
675,000	6.400%, 8/28/2017	717,450
	MetLife, Inc.
355,000	4.050%, 3/1/2045	335,824
	Mizuho Bank, Ltd.
282,000	1.850%, 3/21/2018[h]	282,054
	Morgan Stanley
1,018,000	6.625%, 4/1/2018	1,112,201
260,000	1.899%, 4/25/2018[i]	261,581
210,000	1.761%, 1/27/2020[i]	208,631
155,000	4.875%, 11/1/2022	167,934
275,000	4.000%, 7/23/2025	287,550
540,000	4.350%, 9/8/2026	555,704
220,000	4.300%, 1/27/2045	221,373
560,000	5.550%, 12/29/2049[k]	552,020
	MPT Operating Partnership, LP
725,000	6.375%, 3/1/2024	763,063
450,000	5.500%, 5/1/2024	452,250
	National City Corporation
288,000	6.875%, 5/15/2019	324,194
	Prudential Financial, Inc.
145,000	2.350%, 8/15/2019	146,825
	Quicken Loans, Inc.
980,000	5.750%, 5/1/2025[h]	950,600
	Realty Income Corporation
58,000	2.000%, 1/31/2018	58,221
	Regions Bank
250,000	7.500%, 5/15/2018	275,491
	Regions Financial Corporation
250,000	2.250%, 9/14/2018	249,571

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Financials (1.2%) - continued
$336,000	3.200%, 2/8/2021	$338,795
	Reinsurance Group of America, Inc.
105,000	5.625%, 3/15/2017	108,911
252,000	5.000%, 6/1/2021	273,844
	Reliance Standard Life Global Funding II
230,000	2.500%, 4/24/2019[h]	231,862
	Royal Bank of Scotland Group plc
295,000	1.569%, 3/31/2017[i]	294,573
650,000	7.500%, 12/29/2049[k]	604,500
	Santander Holdings USA, Inc.
295,000	3.450%, 8/27/2018	300,014
	Santander UK Group Holdings plc
380,000	2.875%, 10/16/2020	378,072
325,000	4.750%, 9/15/2025[h]	307,400
	Simon Property Group, LP
100,000	10.350%, 4/1/2019	123,335
150,000	2.500%, 9/1/2020	152,744
400,000	2.750%, 2/1/2023	404,653
	Skandinaviska Enskilda Banken AB
365,000	2.375%, 3/25/2019[h]	368,444
	State Street Corporation
233,000	1.518%, 8/18/2020[i]	231,952
	Sumitomo Mitsui Banking Corporation
250,000	1.200%, 1/16/2018[i]	248,827
	Svenska Handelsbanken AB
330,000	1.132%, 6/17/2019[i]	325,080
	Synchrony Financial
140,000	1.849%, 2/3/2020[i]	135,328
155,000	3.750%, 8/15/2021	159,112
625,000	4.250%, 8/15/2024	635,544
	Toronto-Dominion Bank
165,000	1.562%, 12/14/2020[i]	165,479
	UBS Group Funding Jersey, Ltd.
560,000	2.950%, 9/24/2020[h]	561,855
336,000	4.125%, 9/24/2025[h]	336,479
	UnitedHealth Group, Inc.
100,000	3.350%, 7/15/2022	106,381
	USB Realty Corporation
140,000	1.769%, 12/29/2049[h,i,k]	111,650
	Voya Financial, Inc.
344,000	2.900%, 2/15/2018	349,299
	Wells Fargo & Company
210,000	1.298%, 1/30/2020[i]	208,021
450,000	2.550%, 12/7/2020	458,248
1,317,000	3.450%, 2/13/2023	1,350,610
350,000	3.000%, 2/19/2025	352,841
430,000	4.900%, 11/17/2045	461,537
	Welltower, Inc.
58,000	2.250%, 3/15/2018	58,319
185,000	3.750%, 3/15/2023	184,803
165,000	4.000%, 6/1/2025	165,090

	Total	59,342,558

Foreign Government (<0.1%)
	Eksportfinans ASA
111,000	5.500%, 5/25/2016	111,601
	Export-Import Bank of Korea
205,000	2.250%, 1/21/2020	206,706
	Kommunalbanken AS
335,000	1.500%, 10/22/2019[h]	336,678

	Total	654,985

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Mortgage-Backed Securities (4.7%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
$3,000,000	3.000%, 5/1/2030[c]	$3,130,547
15,800,000	3.000%, 4/1/2031[c]	16,517,172
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
12,300,000	4.000%, 4/1/2046[c]	13,127,367
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
15,525,000	3.500%, 4/1/2030[c]	16,394,554
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,967,702	1.733%, 7/1/2043[i]	2,008,116
458,583	2.025%, 7/1/2043[i]	472,503
454,261	2.070%, 8/1/2043[i]	468,760
91,175,000	3.500%, 4/1/2046[c]	95,594,854
45,500,000	4.000%, 4/1/2046[c]	48,613,906
33,339,000	4.500%, 4/1/2046[c]	36,276,999

	Total	232,604,778

Technology (0.3%)
	Amphenol Corporation
188,000	2.550%, 1/30/2019	189,499
	Apple, Inc.
165,000	0.917%, 5/6/2020[i]	162,268
784,000	3.200%, 5/13/2025	821,368
336,000	4.650%, 2/23/2046	366,796
	Baidu, Inc.
525,000	2.750%, 6/9/2019	531,155
	Cisco Systems, Inc.
220,000	1.135%, 3/1/2019[i]	219,930
	CommScope Technologies Finance, LLC
650,000	6.000%, 6/15/2025[h]	656,094
	Denali Borrower, LLC
670,000	5.625%, 10/15/2020[h]	706,766
	Equinix, Inc.
450,000	5.750%, 1/1/2025	472,500
	Fidelity National Information Services, Inc.
400,000	2.850%, 10/15/2018	406,520
338,000	3.625%, 10/15/2020	349,331
	First Data Corporation
450,000	5.375%, 8/15/2023[h]	461,250
	Freescale Semiconductor, Inc.
670,000	6.000%, 1/15/2022[h]	710,200
	Hewlett Packard Enterprise Company
280,000	2.450%, 10/5/2017[h]	281,828
140,000	2.850%, 10/5/2018[h]	142,351
140,000	4.400%, 10/15/2022[h]	146,269
	IMS Health, Inc.
863,000	6.000%, 11/1/2020[h]	886,733
	Intel Corporation
85,000	3.100%, 7/29/2022	89,864
180,000	3.700%, 7/29/2025	197,159
	Iron Mountain, Inc.
825,000	6.000%, 8/15/2023	866,250
	Microsoft Corporation
700,000	4.750%, 11/3/2055	777,892
700,000	4.200%, 11/3/2035	750,322

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Technology (0.3%) - continued
	Oracle Corporation
$150,000	2.500%, 5/15/2022	$153,022
460,000	2.950%, 5/15/2025	471,214
	Plantronics, Inc.
670,000	5.500%, 5/31/2023[h]	658,275
	Qualcomm, Inc.
336,000	3.000%, 5/20/2022	350,336
	Seagate HDD Cayman
368,000	4.875%, 6/1/2027[h]	277,048
	Sensata Technologies UK Financing Company plc
540,000	6.250%, 2/15/2026[h]	575,100
	Western Digital Corporation
890,000	10.500%, 4/1/2024[c,h]	892,225

	Total	13,569,565

Transportation (0.1%)
	Air Canada Pass Through Trust
135,808	3.875%, 3/15/2023[h]	131,564
	American Airlines Pass Through Trust
289,035	3.375%, 5/1/2027	281,809
	Avis Budget Car Rental, LLC
665,000	5.125%, 6/1/2022[f,h]	629,672
500,000	6.375%, 4/1/2024[h]	500,575
	Burlington Northern Santa Fe, LLC
350,000	5.050%, 3/1/2041	399,896
	Canadian Pacific Railway Company
65,000	7.125%, 10/15/2031	83,609
150,000	4.800%, 8/1/2045	153,505
	Continental Airlines, Inc.
144,698	4.150%, 4/11/2024	149,400
	CSX Corporation
115,000	3.700%, 11/1/2023	122,794
	Delta Air Lines, Inc.
81,528	4.950%, 5/23/2019	85,808
	ERAC USA Finance, LLC
67,000	2.800%, 11/1/2018[h]	68,029
	FedEx Corporation
450,000	3.900%, 2/1/2035	435,620
	J.B. Hunt Transport Services, Inc.
135,000	3.300%, 8/15/2022	137,611
	Southwest Airlines Company
285,000	2.750%, 11/6/2019	293,176
	Virgin Australia Holdings, Ltd.
77,312	5.000%, 10/23/2023[h]	78,859
	XPO Logistics, Inc.
690,000	6.500%, 6/15/2022[f,h]	670,163

	Total	4,222,090

U.S. Government and Agencies (4.6%)
	Federal Home Loan Bank
30,000,000	0.220%, 5/2/2016	30,001,290
	Federal National Mortgage Association
405,000	6.250%, 5/15/2029	577,619
	Tennessee Valley Authority
390,000	5.250%, 9/15/2039	497,752
	U.S. Treasury Bonds
4,150,000	6.500%, 11/15/2026	6,024,148
2,900,000	5.250%, 11/15/2028	3,966,429
2,050,000	4.375%, 5/15/2040	2,758,291
34,845,000	3.000%, 5/15/2042	37,834,039
14,300,000	3.625%, 2/15/2044	17,348,245
3,750,000	2.500%, 2/15/2046	3,656,396

Principal Amount	Long-Term Fixed Income (15.6%)	Value
U.S. Government and Agencies (4.6%) - continued
	U.S. Treasury Bonds, TIPS
$1,718,751	0.125%, 4/15/2019	$1,755,835
100,544	2.375%, 1/15/2025	119,730
22,141,621	0.625%, 1/15/2026	23,147,515
65,764	2.125%, 2/15/2040	83,998
576,636	0.750%, 2/15/2042	559,623
	U.S. Treasury Notes
2,000,000	1.000%, 8/31/2016[m]	2,004,922
385,000	0.875%, 11/15/2017	385,962
4,500,000	1.000%, 3/15/2019	4,517,577
8,415,000	1.500%, 10/31/2019	8,559,965
23,030,000	1.875%, 6/30/2020	23,734,396
4,070,000	1.375%, 9/30/2020	4,104,021
2,000,000	2.125%, 6/30/2022	2,077,734
1,015,000	1.625%, 8/15/2022	1,022,810
7,435,000	2.250%, 11/15/2024	7,751,567
	U.S. Treasury Notes, TIPS
7,560,523	0.125%, 4/15/2018	7,694,307
36,153,179	0.125%, 1/15/2023	36,449,743

	Total	226,633,914

Utilities (0.3%)
	AES Corporation
630,000	7.375%, 7/1/2021	705,600
	American Electric Power Company, Inc.
718,000	2.950%, 12/15/2022	727,091
	Arizona Public Service Company
180,000	2.200%, 1/15/2020	182,065
	Berkshire Hathaway Energy Company
132,000	2.400%, 2/1/2020	134,498
	Calpine Corporation
670,000	5.375%, 1/15/2023[f]	649,485
	Commonwealth Edison Company
355,000	3.700%, 3/1/2045	348,944
280,000	4.350%, 11/15/2045	306,274
	Consolidated Edison Company of New York, Inc.
168,000	4.500%, 12/1/2045	183,215
	Covanta Holding Corporation
350,000	7.250%, 12/1/2020	361,375
	DCP Midstream, LLC
298,000	4.750%, 9/30/2021[h]	233,833
	DTE Electric Company
265,000	3.700%, 3/15/2045	262,174
	DTE Energy Company
70,000	2.400%, 12/1/2019	70,539
	Duke Energy Corporation
468,000	2.100%, 6/15/2018	470,237
	Dynegy, Inc.
680,000	6.750%, 11/1/2019	676,600
	Edison International
450,000	2.950%, 3/15/2023	454,071
	EDP Finance BV
348,000	4.125%, 1/15/2020[h]	348,487
	Enel Finance International NV
84,000	6.250%, 9/15/2017[h]	89,628
	Energy Transfer Equity, LP
670,000	5.500%, 6/1/2027	537,675
	Eversource Energy
150,000	1.600%, 1/15/2018	149,256
	Exelon Corporation
240,000	5.100%, 6/15/2045[h]	260,856
	Exelon Generation Company, LLC
300,000	5.200%, 10/1/2019	326,710

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Utilities (0.3%) - continued
$135,000	2.950%, 1/15/2020	$135,869
	ITC Holdings Corporation
67,000	4.050%, 7/1/2023	69,199
265,000	5.300%, 7/1/2043	272,180
	Kinder Morgan Energy Partners, LP
340,000	3.500%, 3/1/2021	327,283
	MidAmerican Energy Holdings Company
435,000	6.500%, 9/15/2037	567,245
	Monongahela Power Company
275,000	5.400%, 12/15/2043[h]	326,009
	MPLX LP
1,185,000	4.875%, 12/1/2024[h]	1,094,036
	National Rural Utilities Cooperative Finance Corporation
400,000	2.300%, 11/1/2020	407,230
	NextEra Energy Capital Holdings, Inc.
280,000	2.300%, 4/1/2019	281,621
	NiSource Finance Corporation
615,000	5.650%, 2/1/2045	731,683
	Northern States Power Company
410,000	4.125%, 5/15/2044	437,890
	NRG Energy, Inc.
630,000	6.625%, 3/15/2023	587,670
	Oncor Electric Delivery Company, LLC
258,000	3.750%, 4/1/2045	242,212
	Pacific Gas & Electric Company
347,000	5.625%, 11/30/2017	369,378
336,000	4.250%, 3/15/2046	356,922
	PG&E Corporation
140,000	2.400%, 3/1/2019	141,868
	PPL Capital Funding, Inc.
144,000	3.500%, 12/1/2022	149,434
515,000	5.000%, 3/15/2044	552,017
	Sempra Energy
365,000	6.150%, 6/15/2018	395,518
170,000	2.400%, 3/15/2020	170,607
	Southern California Edison Company
100,000	2.400%, 2/1/2022	100,962
	Southwestern Electric Power Company
180,000	3.900%, 4/1/2045	164,994
	TransAlta Corporation
336,000	1.900%, 6/3/2017	324,513
	Williams Companies, Inc.
192,000	7.875%, 9/1/2021	177,550

	Total	15,862,503

	Total Long-Term Fixed Income (cost $758,246,540)	770,997,926

Shares	Collateral Held for Securities Loaned (1.5%)	Value
72,344,228	Thrivent Cash Management Trust	72,344,228

	Total Collateral Held for Securities Loaned (cost $72,344,228)	72,344,228

Shares or Principal Amount	Short-Term Investments (10.9%)[n]	Value
	Federal Home Loan Bank Discount Notes
4,640,000	0.380%, 4/1/2016	$4,640,000
5,000,000	0.370%, 4/6/2016	4,999,743
13,100,000	0.370%, 4/8/2016[o]	13,099,058
14,500,000	0.365%, 4/11/2016[o]	14,498,530
1,300,000	0.376%, 4/22/2016[o]	1,299,715
10,000,000	0.390%, 4/27/2016[o]	9,997,186
10,000,000	0.290%, 5/2/2016[o]	9,997,503
11,090,000	0.297%, 5/3/2016	11,087,076
5,000,000	0.400%, 5/4/2016[o]	4,998,167
2,500,000	0.290%, 5/5/2016	2,499,315
1,800,000	0.300%, 5/6/2016	1,799,475
7,225,000	0.309%, 5/10/2016	7,222,583
26,146,000	0.316%, 5/13/2016	26,136,366
5,000,000	0.300%, 5/18/2016	4,998,042
17,600,000	0.300%, 5/19/2016[o]	17,592,960
9,400,000	0.380%, 5/20/2016	9,395,138
5,000,000	0.270%, 5/23/2016	4,998,050
15,000,000	0.250%, 5/25/2016	14,994,375
	Federal Home Loan Mortgage Corporation Discount Notes
100,000	0.320%, 4/8/2016	99,994
	Federal National Mortgage Association Discount Notes
4,000,000	0.334%, 6/8/2016	3,997,476
	Thrivent Cash Management Trust
365,246,295	0.290%	365,246,295

	Total Short-Term Investments (at amortized cost)	533,597,047

	Total Investments (cost $4,932,979,370) 106.3%	$5,217,066,845

	Other Assets and Liabilities, Net (6.3%)	(311,377,044)

	Total Net Assets 100.0%	$4,905,689,801

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	In bankruptcy. Interest is not being accrued.
e	Non-income producing security.
f	All or a portion of the security is on loan.
g

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.

h

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2016, the value of these investments was $64,175,338 or 1.3% of total net assets.

i	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2016.
j	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31, 2016.
k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
l

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

m	At March 31, 2016, $50,123 of investments were segregated to cover exposure to a counterparty for margin on open mortgage-backed security transactions.
n	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Moderately Aggressive Allocation Portfolio as of March 31, 2016 was $27,629,558 or 0.6% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 31, 2016.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$384,807
Apidos CLO XVIII, 7/22/2026	6/25/2014	374,062
Ares CLO, Ltd., 10/12/2023	5/15/2015	1,275,000
Ares CLO, Ltd., 11/15/2025	11/26/2014	750,000
Babson CLO, Ltd., 10/17/2026	8/15/2014	384,808
Betony CLO, Ltd., 4/15/2027	2/25/2015	350,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	385,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	384,611
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	400,000
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	385,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	385,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	400,000
CoBank ACB, 6/15/2022	10/18/2013	116,673
Digicel, Ltd., 4/15/2021	8/18/2014	1,227,109
DRB Prime Student Loan Trust, 1/25/2040	12/4/2015	915,593
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	385,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	299,727
Galaxy XX CLO, Ltd., 7/20/2027	5/20/2015	1,200,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	399,600
Golub Capital Partners CLO 22B, Ltd., 2/20/2027	2/6/2015	721,303
Golub Capital Partners CLO 23M, Ltd., 5/5/2027	5/18/2015	349,125
Limerock CLO III, LLC, 10/20/2026	10/16/2014	1,150,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	424,490
Madison Park Funding, Ltd., 8/15/2022	5/8/2015	1,100,000
Magnetite XII, Ltd., 4/15/2027	2/6/2015	1,200,000
Mountain View CLO, Ltd., 7/15/2027	5/13/2015	1,196,892
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	300,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	1,200,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	385,000
OHA Loan Funding, Ltd., 10/20/2026	11/6/2014	1,147,125
OZLM VIII, Ltd., 10/17/2026	8/7/2014	382,805
Pretium Mortgage Credit Partners, LLC, 11/27/2030	11/6/2015	2,159,889
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	900,000
Shackleton VII CLO, Ltd., 4/15/2027	3/27/2015	1,200,000
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	374,232
Symphony CLO XV, Ltd., 10/17/2026	10/17/2014	1,141,375
Vericrest Opportunity Loan Transferee, 2/25/2055	2/25/2015	446,104
Vericrest Opportunity Loan Transferee, 10/25/2058	1/13/2016	1,378,318
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	384,422

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
34

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive Allocation Portfolio as of March 31, 2016:

Securities Lending Transactions

Taxable Debt Security	$6,837,340
Common Stock	63,091,444

Total lending	$69,928,784
Gross amount payable upon return of collateral for securities loaned	$72,344,228

Net amounts due to counterparty	$2,415,444

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$470,559,414
Gross unrealized depreciation	(186,471,939)

Net unrealized appreciation (depreciation)	$284,087,475

Cost for federal income tax purposes	$4,932,979,370

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
35

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2016, in valuing Moderately Aggressive Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	4,066,346	–	4,066,346	–
Capital Goods	791,277	–	791,277	–
Communications Services	18,313,363	–	16,751,775	1,561,588
Consumer Cyclical	9,056,053	–	8,173,809	882,244
Consumer Non-Cyclical	6,634,195	–	6,634,195	–
Energy	3,590,475	–	2,303,052	1,287,423
Financials	2,977,823	–	2,977,823	–
Technology	5,889,762	–	5,595,502	294,260
Transportation	1,842,892	–	1,243,862	599,030
Utilities	1,545,155	–	1,545,155	–
Common Stock
Consumer Discretionary	318,818,247	313,892,018	4,926,229	–
Consumer Staples	94,913,393	91,186,201	3,727,192	–
Energy	252,696,846	251,150,843	1,546,003	–
Financials	309,787,143	301,330,849	8,161,849	294,445
Health Care	252,332,498	249,132,459	3,200,039	–
Industrials	224,628,189	221,027,289	3,600,900	–
Information Technology	443,314,422	442,029,061	1,285,361	–
Materials	80,691,515	78,542,066	2,149,449	–
Telecommunications Services	12,730,631	11,595,571	1,135,060	–
Utilities	39,873,885	39,223,320	650,565	–
Registered Investment Companies
Affiliated Equity Holdings	1,396,144,549	1,396,144,549	–	–
Affiliated Fixed Income Holdings	287,610,846	287,610,846	–	–
Fixed Income Funds/ETFs	31,968,860	31,968,860	–	–
Equity Funds/ETFs	39,909,279	39,909,279	–	–
Long-Term Fixed Income
Asset-Backed Securities	26,453,984	–	26,453,984	–
Basic Materials	5,724,366	–	5,724,366	–
Capital Goods	15,634,394	–	15,634,394	–
Collateralized Mortgage Obligations	36,243,725	–	36,243,725	–
Commercial Mortgage-Backed Securities	26,519,450	–	26,519,450	–
Communications Services	36,655,245	–	36,655,245	–
Consumer Cyclical	19,735,343	–	19,735,343	–
Consumer Non-Cyclical	32,652,361	–	32,652,361	–
Energy	18,488,665	–	18,488,665	–
Financials	59,342,558	–	59,342,558	–
Foreign Government	654,985	–	654,985	–
Mortgage-Backed Securities	232,604,778	–	232,604,778	–
Technology	13,569,565	–	13,569,565	–
Transportation	4,222,090	–	4,222,090	–
U.S. Government and Agencies	226,633,914	–	226,633,914	–
Utilities	15,862,503	–	15,862,503	–
Short-Term Investments	168,350,752	–	168,350,752	–

Subtotal Investments in Securities	$4,779,476,322	$3,754,743,211	$1,019,814,121	$4,918,990

Other Investments*	Total
Short-Term Investments	365,246,295
Collateral Held for Securities Loaned	72,344,228

Subtotal Other Investments	$437,590,523

Total Investments at Value	$5,217,066,845

*

In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
36

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	6,852,384	6,852,384	–	–

Total Asset Derivatives	$6,852,384	$6,852,384	$–	$–

Liability Derivatives
Futures Contracts	20,636,128	20,636,128	–	–

Total Liability Derivatives	$20,636,128	$20,636,128	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2016. Transfers between Levels are identified as of the end of the period.

The following table presents Moderately Aggressive Allocation Portfolio’s futures contracts held as of March 31, 2016. Investments and/or cash totaling $42,489,819 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	175	June 2016	$22,821,654	$22,818,361	($3,293)
CBOT 2-Yr. U.S. Treasury Note	36	June 2016	7,873,422	7,875,000	1,578
CBOT 5-Yr. U.S. Treasury Note	1,057	June 2016	127,825,959	128,070,411	244,452
CBOT U.S. Long Bond	5	June 2016	826,305	822,187	(4,118)
CME E-mini S&P Mid-Cap 400 Index	(2,228)	June 2016	(307,604,506)	(321,099,360)	(13,494,854)
CME S&P 500 Index	327	June 2016	161,193,661	167,710,125	6,516,464
CME Ultra Long Term U.S. Treasury Bond	(13)	June 2016	(2,260,942)	(2,242,907)	18,035
Eurex Euro STOXX 50 Index	7,251	June 2016	247,208,133	241,174,691	(6,033,442)
ICE mini MSCI EAFE Index	1,174	June 2016	95,344,995	95,416,850	71,855
NYBOT NYF mini Russell 2000 Index	(302)	June 2016	(32,409,500)	(33,509,921)	(1,100,421)
Total Futures Contracts					($13,783,744)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Moderately Aggressive Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at March 31, 2016	Value March 31, 2016	Income Earned January 1, 2016 - March 31, 2016
Small Cap Stock	$81,936,849	$–	$–	5,277,294	$81,981,706	$–
Mid Cap Stock	280,208,930	–	–	16,750,392	282,522,159	–
Partner Worldwide Allocation	440,439,482	–	–	48,917,066	439,294,823	–
Large Cap Value	312,278,320	–	–	20,124,267	314,111,640	–
Large Cap Stock	283,996,164	–	–	24,425,365	278,234,221	–
High Yield	45,995,339	662,819	–	10,421,715	47,239,550	662,974
Income	144,454,320	1,344,869	–	14,831,024	149,115,568	1,340,689
Limited Maturity Bond	90,509,050	419,745	–	9,351,888	91,255,728	418,722
Cash Management Trust-Collateral Investment	80,456,520	223,144,488	231,256,780	72,344,228	72,344,228	211,465
Cash Management Trust-Short Term Investment	108,913,011	468,129,089	211,795,805	365,246,295	365,246,295	237,577
Total Value and Income Earned	$1,869,187,985				$2,121,345,918	$2,871,427

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
37

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Bank Loans (1.9%)[a]	Value
Basic Materials (0.2%)
	Alpha Natural Resources, Inc., Term Loan
$4,204,724	3.500%, 5/22/2020[b]	$1,285,931
	Fortescue Metals Group, Ltd., Term Loan
2,142,855	4.250%, 6/30/2019	1,804,755
	Ineos US Finance, LLC, Term Loan
3,793,609	3.750%, 12/15/2020	3,727,221
	NewPage Corporation, Delayed Draw
1,306,667	11.000%, 7/26/2017	1,104,134
	NewPage Corporation, Term Loan
1,306,667	10.136%, 7/26/2017	1,104,133
6,493,933	0.000%, 2/11/2021[b]	949,650
	Tronox Pigments BV, Term Loan
2,992,603	4.500%, 3/19/2020	2,762,173

	Total	12,737,997

Capital Goods (<0.1%)
	Accudyne Industries, LLC, Term Loan
1,529,557	4.000%, 12/13/2019	1,330,714
	ADS Waste Holdings, Inc., Term Loan
1,433,923	3.750%, 10/9/2019	1,420,775

	Total	2,751,489

Communications Services (0.6%)
	Birch Communication Inc., Term Loan
7,820,313	7.750%, 7/17/2020	6,764,570
	Cengage Learning Acquisitions, Term Loan
3,533,273	7.000%, 3/31/2020	3,513,098
	Fairpoint Communications, Term Loan
2,889,852	7.500%, 2/14/2019	2,859,740
	Grande Communications Networks, LLC, Term Loan
2,538,294	4.500%, 5/29/2020	2,492,808
	Hargray Communications Group, Inc., Term Loan
2,841,240	5.250%, 6/26/2019	2,823,482
	Integra Telecom Holdings, Inc., Term Loan
1,856,388	5.250%, 8/14/2020	1,745,933
890,900	9.750%, 2/12/2021	844,689
	Intelsat Jackson Holdings SA, Term Loan
919,236	3.750%, 6/30/2019[c,d]	855,708
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
4,380,000	4.500%, 1/7/2022	4,171,950
1,000,000	7.750%, 7/7/2023	925,000
	LTS Buyer, LLC, Term Loan
2,968,612	4.000%, 4/13/2020	2,931,505
135,987	8.000%, 4/12/2021	129,981
	McGraw-Hill Global Education Holdings, LLC, Term Loan
2,896,402	4.912%, 3/22/2019	2,884,324
	NEP Broadcasting, LLC, Term Loan
242,857	10.000%, 7/22/2020	222,821
	NEP/NCP Holdco, Inc., Term Loan
3,872,549	4.250%, 1/22/2020[c,d]	3,572,426
	NTelos, Inc., Term Loan
1,230,375	5.750%, 11/9/2019	1,221,147
	Syniverse Holdings, Inc., Term Loan
2,490,763	4.000%, 4/23/2019	1,839,005

Principal Amount	Bank Loans (1.9%)[a]	Value
Communications Services (0.6%) - continued
	TNS, Inc., Term Loan
$2,711,581	5.000%, 2/14/2020	$2,666,677
	Univision Communications, Inc., Term Loan
3,466,462	4.000%, 3/1/2020	3,428,538
	WideOpenWest Finance, LLC, Term Loan
1,849,435	4.500%, 4/1/2019[c,d]	1,827,316
	Yankee Cable Acquisition, LLC, Term Loan
2,305,051	4.250%, 3/1/2020	2,291,613
	Zayo Group, LLC, Term Loan
4,611,927	3.750%, 5/6/2021	4,585,039

	Total	54,597,370

Consumer Cyclical (0.4%)
	Amaya BV, Term Loan
5,178,359	5.000%, 8/1/2021	4,747,468
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,754,092	4.250%, 8/13/2021	1,753,776
	Ceridian HCM Holding, Inc., Term Loan
1,654,908	4.500%, 9/15/2020	1,592,849
	Golden Nugget, Inc., Delayed Draw
492,503	5.500%, 11/21/2019	489,735
	Golden Nugget, Inc., Term Loan
1,149,173	5.500%, 11/21/2019	1,142,714
	IMG Worldwide, Inc., Term Loan
2,898,594	5.250%, 5/6/2021	2,893,174
1,480,000	8.250%, 5/6/2022[c,d]	1,406,000
	J.C. Penney Corporation, Inc., Term Loan
3,862,399	6.000%, 5/22/2018	3,866,262
	Marina District Finance Company, Inc., Term Loan
1,605,013	6.500%, 8/15/2018	1,601,675
	Mohegan Tribal Gaming Authority, Term Loan
3,081,112	5.500%, 6/15/2018	2,975,214
	ROC Finance, LLC, Term Loan
2,034,608	5.000%, 6/20/2019	1,953,224
	Scientific Games International, Inc., Term Loan
4,503,605	6.000%, 10/18/2020	4,354,445
1,836,404	6.000%, 10/1/2021	1,772,992

	Total	30,549,528

Consumer Non-Cyclical (0.3%)
	Albertson’s, LLC, Term Loan
6,842,865	5.500%, 3/21/2019	6,839,033
847,875	5.500%, 12/21/2022	848,333
	Catalina Marketing Corporation, Term Loan
3,632,258	4.500%, 4/9/2021	3,087,419
	JBS USA, LLC, Term Loan
922,688	4.000%, 10/30/2022	916,920
	Ortho-Clinical Diagnostics, Inc., Term Loan
4,104,017	4.750%, 6/30/2021	3,796,216
	Sterigenics-Nordion Holdings, LLC, Term Loan
910,425	4.250%, 5/16/2022	901,321
	Supervalu, Inc., Term Loan
4,064,531	4.500%, 3/21/2019	3,969,015

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
38

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Bank Loans (1.9%)[a]	Value
Consumer Non-Cyclical (0.3%) - continued
	Valeant Pharmaceuticals International, Inc., Term Loan
$6,260,000	Zero Coupon, 4/1/2022[c,d]	$5,902,679

	Total	26,260,936

Energy (0.2%)
	Altice US Finance I Corporation, Term Loan
1,985,733	4.250%, 12/14/2022	1,974,256
	Arch Coal, Inc., Term Loan
3,415,842	7.500%, 5/16/2018[b]	1,205,519
	Energy Solutions, LLC, Term Loan
2,438,304	6.750%, 5/29/2020[c,d]	2,243,239
	Expro Holdings UK 2, Ltd., Term Loan
2,545,000	5.750%, 9/2/2021[c,d]	1,709,400
	Fieldwood Energy, LLC, Term Loan
2,052,773	3.875%, 10/1/2018	1,384,760
	Houston Fuel Oil Terminal, LLC, Term Loan
3,025,696	4.250%, 8/19/2021	2,723,126
	McJunkin Red Man Corporation, Term Loan
1,428,770	4.750%, 11/8/2019	1,364,476
	Pacific Drilling SA, Term Loan
2,358,313	4.500%, 6/3/2018	733,600
	Targa Resources Partners, LP, Term Loan
269,767	5.750%, 2/27/2022	242,791

	Total	13,581,167

Financials (0.1%)
	DJO Finance, LLC, Term Loan
1,447,725	4.250%, 6/7/2020	1,413,950
	Harland Clarke Holdings Corporation, Term Loan
2,491,404	7.000%, 5/22/2018[c,d]	2,444,690
	MoneyGram International, Inc., Term Loan
3,072,344	4.250%, 3/27/2020	2,868,801
	WaveDivision Holdings, LLC, Term Loan
3,541,050	4.000%, 10/15/2019	3,505,640

	Total	10,233,081

Technology (0.1%)
	Avago Technologies Cayman Finance, Ltd., Term Loan
3,500,000	4.250%, 2/1/2023	3,480,505
	First Data Corporation, Term Loan
5,360,361	3.932%, 3/23/2018[c,d]	5,345,620
1,355,000	3.932%, 9/24/2018	1,352,182
1,345,683	0.000%, 3/24/2021[c,d]	1,342,319
500,000	4.182%, 7/8/2022	496,500

	Total	12,017,126

Transportation (<0.1%)
	OSG Bulk Ships, Inc., Term Loan
3,563,091	5.250%, 8/5/2019[c,d]	3,206,782

	Total	3,206,782

Principal Amount	Bank Loans (1.9%)[a]	Value
Utilities (<0.1%)
	Intergen NV, Term Loan
$1,672,700	5.500%, 6/15/2020	$1,492,885

	Total	1,492,885

	Total Bank Loans (cost $188,038,851)	167,428,361

Shares	Common Stock (33.7%)	Value
Consumer Discretionary (5.2%)
82,892	Aaron’s, Inc.	2,080,589
10,940	Abercrombie & Fitch Company	345,048
8,600	Aisan Industry Company, Ltd.	67,597
79,962	Amazon.com, Inc.[e]	47,468,642
34,204	American Public Education, Inc.[e]	705,629
31,300	Ascena Retail Group, Inc.[e]	346,178
3,440	Autoliv, Inc.[f]	407,571
30,540	AutoZone, Inc.[e]	24,330,913
1,200	Bayerische Motoren Werke AG	95,801
52,790	Bed Bath & Beyond, Inc.[e]	2,620,496
14,200	Berkeley Group Holdings plc	654,744
10,500	Betsson ABe	162,702
23,190	Big 5 Sporting Goods Corporation	257,641
44,760	Big Lots, Inc.	2,027,180
37,630	Bloomin’ Brands, Inc.	634,818
37,080	BorgWarner, Inc.	1,423,872
15,770	Boyd Gaming Corporation[e]	325,808
2,600	Brembo SPA	134,422
7,200	Bridgestone Corporation	268,725
60,395	Brunswick Corporation	2,897,752
8,800	Bunzl plc	255,259
41,496	Burlington Stores, Inc.[e]	2,333,735
48,590	Caleres, Inc.	1,374,611
96,240	Callaway Golf Company	877,709
12,000	Calsonic Kansei Corporation	89,164
21,109	Cedar Fair, LP	1,254,930
41,510	Cheesecake Factory, Inc.	2,203,766
71,230	Children’s Place, Inc.	5,945,568
20,090	Chuy’s Holdings, Inc.[e]	624,196
193,230	Cinemark Holdings, Inc.	6,923,431
9,300	Cineworld Group plc	71,651
664,134	Comcast Corporation	40,565,305
5,100	Compass Group plc	89,904
500	Continental AG	113,405
65,132	Core-Mark Holding Company, Inc.	5,312,166
53,440	CSS Industries, Inc.	1,492,579
68,463	Culp, Inc.	1,795,100
2,500	Daimler AG	191,332
93,980	Dana Holding Corporation	1,324,178
59,600	Debenhams plc	64,306
108,611	Delphi Automotive plc	8,147,997
25,800	Denso Corporation	1,035,626
16,080	DeVry Education Group, Inc.[f]	277,702
437,582	Discovery Communications, Inc.[e,f]	12,527,973
66,840	DISH Network Corporation[e]	3,092,018
28,260	Dollar General Corporation	2,419,056
77,573	Dollar Tree, Inc.[e]	6,396,670
21,080	Domino’s Pizza, Inc.	2,779,609
11,522	Dorman Products, Inc.[e,f]	627,027
14,109	Drew Industries, Inc.	909,466
55,310	DSW, Inc.	1,528,768
34,800	EDION Corporation[f]	263,734
5,504	El Pollo Loco Holdings, Inc.[e]	73,423
78,715	Ethan Allen Interiors, Inc.	2,504,711
12,900	Eutelsat Communications	416,042
23,497	Expedia, Inc.	2,533,447

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
39

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (33.7%)	Value
Consumer Discretionary (5.2%) - continued
58,100	Finish Line, Inc.	$1,225,910
61,710	Ford Motor Company	833,085
20,733	Fossil, Inc.[e,f]	920,960
18,970	General Motors Company	596,227
84,020	Gentex Corporation[f]	1,318,274
66,805	G-III Apparel Group, Ltd.[e]	3,266,096
34,000	Gunze, Ltd.	96,171
19,200	Hakuhodo Dy Holdings, Inc.	217,378
236,498	Harley-Davidson, Inc.	12,139,442
43,076	Harman International Industries, Inc.	3,835,487
72,601	Haverty Furniture Companies, Inc.	1,536,237
1,900	Hennes & Mauritz AB	63,240
217,550	Home Depot, Inc.	29,027,696
36,900	Honda Motor Company, Ltd.	1,008,887
50,000	Houghton Mifflin Harcourt Company[e]	997,000
10,070	Imax Corporation[e]	313,076
34,500	Inchcape plc	357,826
53,590	Interpublic Group of Companies, Inc.	1,229,891
5,500	Intertek Group plc	249,725
35,540	Jack in the Box, Inc.	2,269,940
51,559	Kate Spade & Company[e]	1,315,786
105,240	Krispy Kreme Doughnuts, Inc.[e]	1,640,692
32,808	L Brands, Inc.	2,880,870
188,435	Las Vegas Sands Corporation	9,738,321
56,880	La-Z-Boy, Inc.	1,520,971
22,430	Lear Corporation	2,493,543
35,000	Liberty Interactive Corporation[e]	883,750
2,062	Linamar Corporation	99,214
11,031	Lithia Motors, Inc.	963,337
97,860	LKQ Corporation[e]	3,124,670
191,030	Lowe’s Companies, Inc.	14,470,523
2,000	LVMH Moet Hennessy Louis Vuitton SE	341,754
27,030	Macy’s, Inc.	1,191,753
9,800	Marks and Spencer Group plc	57,108
42,707	MDC Partners, Inc.	1,007,885
14,660	Michael Kors Holdings, Ltd.[e]	835,034
28,900	Nautilus, Inc.[e]	558,348
41,362	New Media Investment Group, Inc.	688,264
132,030	Newell Rubbermaid, Inc.[f]	5,847,609
72,230	News Corporation, Class A	922,377
333,610	NIKE, Inc.	20,507,007
16,300	NOK Corporation	278,086
5,300	Nokian Renkaat Oyj	186,987
65,138	Nord Anglia Education, Inc.[e,f]	1,360,733
161,640	Nutrisystem, Inc.	3,373,427
18,731	O’Reilly Automotive, Inc.[e]	5,125,925
48,801	Oxford Industries, Inc.	3,280,891
800	Paddy Power plc	111,583
14,000	PanaHome Corporation	104,976
46,210	Papa John’s International, Inc.	2,504,120
120,737	Papa Murphy’s Holdings, Inc.[e,f]	1,442,807
34,900	Persimmon plc	1,042,852
3,300	ProSiebenSat.1 Media AG	169,405
93,420	PulteGroup, Inc.	1,747,888
68,238	PVH Corporation	6,759,656
14,502	Ralph Lauren Corporation	1,395,963
5,200	RELX NV	90,660
49,150	Rent-A-Center, Inc.	779,028
15,225	Restoration Hardware Holdings, Inc.[e]	637,928
31,320	Retailmenot, Inc.[e]	250,873
1,400	Rightmove plc	84,541
129,718	Ross Stores, Inc.	7,510,672
54,340	Ruth’s Hospitality Group, Inc.	1,000,399
96,720	Sally Beauty Holdings, Inc.[e]	3,131,794
37,270	Scripps Networks Interactive, Inc.	2,441,185

Shares	Common Stock (33.7%)	Value
Consumer Discretionary (5.2%) - continued
8,500	Sekisui House, Ltd.	$143,408
26,660	Select Comfort Corporation[e]	516,937
44,930	Service Corporation International	1,108,872
9,000	SHOWA Corporation	78,512
19,100	Signet Jewelers, Ltd.	2,368,973
21,229	Skechers USA, Inc.[e]	646,423
12,800	Sports Direct International plc[e]	69,431
49,363	Sportsman’s Warehouse Holdings, Inc.[e]	621,974
4,000	Stanley Electric Company, Ltd.	90,405
273,540	Staples, Inc.	3,017,146
24,100	Star Entertainment Group, Ltd.	104,813
347,930	Starbucks Corporation	20,771,421
52,875	Starwood Hotels & Resorts Worldwide, Inc.	4,411,361
91,484	Stein Mart, Inc.	670,578
27,700	Sumitomo Forestry Company, Ltd.	317,979
13,800	Sumitomo Rubber Industries, Ltd.	213,227
20,680	Tailored Brands, Inc.	370,172
3,800	Tamron Company, Ltd.	62,234
28,000	Tatts Group, Ltd.	81,123
22,674	Tenneco, Inc.[e]	1,167,938
105,280	Time, Inc.	1,625,523
5,600	Tokai Rika Company, Ltd.	105,251
202,324	Toll Brothers, Inc.[e]	5,970,581
21,290	Tower International, Inc.	579,088
10,400	Toyota Motor Corporation	551,568
103,297	Tuesday Morning Corporation[e]	844,969
14,110	Twenty-First Century Fox, Inc.	393,387
32,400	UBM plc	279,162
8,312	Ulta Salon Cosmetics & Fragrance, Inc.[e]	1,610,367
19,053	Under Armour, Inc.[e]	1,616,266
5,300	USS Company, Ltd.	84,573
15,409	Vail Resorts, Inc.	2,060,183
453	Valora Holding AG	113,114
84,630	Vera Bradley, Inc.[e]	1,721,374
27,892	VF Corporation	1,806,286
20,360	Vitamin Shoppe, Inc.[e,f]	630,346
12,000	Wacoal Holdings Corporation	143,201
22,900	WH Smith plc	596,524
3,400	Whitbread plc	193,004
15,580	Winnebago Industries, Inc.	349,771
21,200	Wolters Kluwer NV	844,982
9,240	Wolverine World Wide, Inc.	170,201
21,100	WPP plc	491,112
30,550	Wyndham Worldwide Corporation	2,334,937
4,100	Yokohama Rubber Company, Ltd.	67,399
38,070	Yum! Brands, Inc.	3,116,030
44,590	Zoe’s Kitchen, Inc.[e,f]	1,738,564

	Total	449,966,125

Consumer Staples (1.7%)
4,600	AarhusKarlshamn AB	365,128
123,550	Altria Group, Inc.	7,741,643
137,500	Aramark	4,554,000
27,300	Archer-Daniels-Midland Company	991,263
74,780	Avon Products, Inc.	359,692
15,600	Axfood AB	287,886
26,000	Blue Buffalo Pet Products, Inc.[e,f]	667,160
2,764	Boston Beer Company, Inc.[e,f]	511,533
15,300	British American Tobacco plc	894,679
11,198	Britvic plc	114,124
18,570	Brown-Forman Corporation	1,828,588
61,700	Campbell Soup Company	3,935,843
26,886	Casey’s General Stores, Inc.	3,046,722

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
40

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (33.7%)	Value
Consumer Staples (1.7%) - continued
213,750	Coca-Cola Company	$9,915,863
24,000	Coca-Cola HBC AG	508,950
383,350	CVS Health Corporation	39,764,895
340,260	Flowers Foods, Inc.	6,281,200
16,660	General Mills, Inc.	1,055,411
24,460	Hain Celestial Group, Inc.[e]	1,000,659
5,100	Henkel AG & Company KGaA	500,092
75,120	Hormel Foods Corporation	3,248,189
37,100	Imperial Tobacco Group plc	2,054,119
29,920	Ingredion, Inc.	3,195,157
2,500	Japan Tobacco, Inc.	104,057
10,000	Jeronimo Martins SGPS SA	163,470
10,500	Kao Corporation	559,881
38,220	Kimberly-Clark Corporation	5,140,972
70,600	Koninklijke Ahold NV	1,585,772
1,600	KOSE Corporation	155,548
27,210	Kroger Company	1,040,783
14,420	Lancaster Colony Corporation	1,594,419
8,870	McCormick & Company, Inc.	882,388
26,680	Molson Coors Brewing Company	2,566,082
126,790	Mondelez International, Inc.	5,086,815
34,330	Monster Beverage Corporation[e]	4,578,935
14,900	Nestle SA	1,111,849
10,000	Nippon Meat Packers, Inc.	220,109
19,200	Nisshin OilliO Group, Ltd.	78,342
12,200	Omega Protein Corporation[e]	206,668
17,210	PepsiCo, Inc.	1,763,681
79,866	Philip Morris International, Inc.	7,835,653
28,580	Pinnacle Foods, Inc.	1,276,954
101,113	SpartanNash Company	3,064,735
5,700	Suedzucker AG	100,300
3,400	Sugi Holdings Company, Ltd.	179,382
20,900	Swedish Match AB	708,470
13,240	Tyson Foods, Inc.	882,578
54,418	United Natural Foods, Inc.[e]	2,193,045
30,650	Universal Corporation[f]	1,741,227
19,990	Walgreens Boots Alliance, Inc.	1,683,958
173,470	WhiteWave Foods Company[e]	7,049,821
11,800	Woolworths, Ltd.	199,712

	Total	146,578,402

Energy (4.0%)
145,090	Archrock, Inc.	1,160,720
121,809	Atwood Oceanics, Inc.[f]	1,116,989
405,660	Baker Hughes, Inc.	17,780,078
436,432	BP plc	2,183,621
32,679	Bristow Group, Inc.	618,287
130,671	Callon Petroleum Company[e]	1,156,438
240,120	Cameron International Corporation[e]	16,100,046
429,880	Canadian Natural Resources, Ltd.	11,606,760
534	Canadian Natural Resources, Ltd.	14,444
501,810	Chevron Corporation	47,872,674
13,130	Cimarex Energy Company	1,277,155
21,002	Clayton Williams Energy, Inc.[e,f]	187,338
1,393,031	Cobalt International Energy, Inc.[e]	4,137,302
115,852	Concho Resources, Inc.[e]	11,705,686
171,985	Continental Resources, Inc.[e,f]	5,221,465
60,210	Delek US Holdings, Inc.	917,600
181,160	Devon Energy Corporation	4,971,030
30,510	Diamond Offshore Drilling, Inc.[f]	662,982
43,786	Diamondback Energy, Inc.[e]	3,379,403
158,577	Ensco plc	1,644,444
384,084	EOG Resources, Inc.	27,876,817
52,290	EP Energy Corporation[e,f]	236,351
389,801	EQT Corporation	26,218,015
154,760	Exxon Mobil Corporation	12,936,388

Shares	Common Stock (33.7%)	Value
Energy (4.0%) - continued
102,650	FMC Technologies, Inc.[e]	$2,808,504
46,160	Green Plains, Inc.	736,714
24,060	Gulfport Energy Corporation[e]	681,860
141,350	Halliburton Company	5,049,022
32,850	Helmerich & Payne, Inc.[f]	1,928,952
74,202	HollyFrontier Corporation	2,620,815
1,624,711	Marathon Oil Corporation	18,099,281
481,490	Marathon Petroleum Corporation	17,901,798
107,590	Nabors Industries, Ltd.	989,828
9,620	Noble Energy, Inc.	302,164
201,150	Oasis Petroleum, Inc.[e,f]	1,464,372
17,690	Oceaneering International, Inc.	588,016
40,440	Oil States International, Inc.[e]	1,274,669
20,657	OMV AG	580,014
203,028	Parsley Energy, Inc.[e]	4,588,433
243,200	Patterson-UTI Energy, Inc.	4,285,184
12,860	PDC Energy, Inc.[e]	764,527
974,958	Petroleo Brasileiro SA ADR[e,f]	5,693,755
134,170	Pioneer Energy Services Corporation[e]	295,174
29,680	QEP Resources, Inc.	418,785
681,305	Rowan Companies plc	10,969,011
15,475	Royal Dutch Shell plc	375,017
181	Royal Dutch Shell plc, Class A	4,370
8,672	Royal Dutch Shell plc, Class B	211,030
117,740	RPC, Inc.[f]	1,669,553
10,700	RSP Permian, Inc.[e]	310,728
139,650	Schlumberger, Ltd.	10,299,188
35,847	SM Energy Company[f]	671,773
574,800	Southwestern Energy Company[e,f]	4,638,636
33,750	Spectra Energy Corporation	1,032,750
11,852	Statoil ASA	185,109
694,210	Suncor Energy, Inc. ADR	19,305,980
19,060	Superior Energy Services, Inc.	255,213
266,032	Teekay Tankers, Ltd.	976,337
91,845	Tesco Corporation	790,785
3,440	Tesoro Corporation	295,874
180,580	TETRA Technologies, Inc.[e]	1,146,683
12,400	Total SA	564,218
120,589	U.S. Silica Holdings, Inc.[f]	2,739,782
5,693	Vantage Drilling International[e]	626,230
2,211,960	Weatherford International plc[e]	17,209,049
61,343	Western Refining, Inc.[f]	1,784,468
7,220	World Fuel Services Corporation	350,748
185,080	WPX Energy, Inc.[e]	1,293,709

	Total	349,760,141

Financials (5.5%)
24,220	Acadia Realty Trust	850,849
4,600	AEON Financial Service Company, Ltd.	108,295
43,542	Affiliated Managers Group, Inc.[e]	7,071,221
17,800	Allianz SE	2,890,817
34,800	Allied World Assurance Company Holdings AG	1,215,912
23,810	American Assets Trust, Inc.	950,495
38,180	American Campus Communities, Inc.	1,797,896
81,220	American Financial Group, Inc.	5,715,451
92,700	American International Group, Inc.	5,010,435
66,430	Ameris Bancorp	1,964,999
7,750	AMERISAFE, Inc.	407,185
571,450	Anworth Mortgage Asset Corporation	2,662,957
23,560	Apartment Investment & Management Company	985,279
23,995	Argo Group International Holdings, Ltd.	1,377,073
47,750	Ashford Hospitality Prime, Inc.	557,243

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
41

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (33.7%)	Value
Financials (5.5%) - continued
52,860	Ashford Hospitality Trust, Inc.	$337,247
71,140	Aspen Insurance Holdings, Ltd.	3,393,378
27,070	Associated Banc-Corp	485,636
209,340	Assured Guaranty, Ltd.	5,296,302
49,300	Australia & New Zealand Banking Group, Ltd.	883,772
19,950	BancorpSouth, Inc.	425,134
78,600	Bank Hapoalim, Ltd.	407,999
1,382,720	Bank of America Corporation	18,694,374
64,400	Bank of East Asia, Ltd.	240,711
49,900	Bank of New York Mellon Corporation	1,837,817
28,952	Bank of Nova Scotia	1,414,886
21,264	Bank of Queensland, Ltd.	197,155
52,365	Bank of the Ozarks, Inc.	2,197,759
175,000	Bank of Yokohama, Ltd.[g]	792,738
34,220	BankFinancial Corporation	404,480
127,550	BB&T Corporation	4,243,588
132,514	BBCN Bancorp, Inc.	2,012,888
51,100	BinckBank NV	380,383
221,650	Blackstone Group, LP	6,217,282
75,860	Boston Private Financial Holdings, Inc.	868,597
45,356	Brixmor Property Group, Inc.	1,162,021
139,910	Brookline Bancorp, Inc.	1,540,409
72,190	Brown & Brown, Inc.	2,584,402
26,480	Camden Property Trust	2,226,703
9,363	Canadian Western Bank	174,103
65,150	Capital One Financial Corporation	4,515,546
68,900	CapitaMall Trust	106,778
80,800	Cathay General Bancorp	2,289,064
390,270	CBL & Associates Properties, Inc.	4,644,213
38,700	CBRE Group, Inc.[e]	1,115,334
291,831	Cedar Realty Trust, Inc.	2,109,938
206,590	Charles Schwab Corporation	5,788,652
29,510	Chatham Lodging Trust	632,399
21,000	Chiba Bank, Ltd.	104,594
49,400	Chubb, Ltd.	5,886,010
369,290	Citigroup, Inc.	15,417,857
52,200	Clifton Bancorp, Inc.	789,264
36,210	CNO Financial Group, Inc.	648,883
21,500	CNP Assurances	334,812
427,572	CoBiz Financial, Inc.	5,053,901
80,453	Columbia Banking System, Inc.	2,407,154
167,300	Comerica, Inc.	6,335,651
17,010	Commerce Bancshares, Inc.	764,599
51,710	Communications Sales & Leasing, Inc.	1,150,548
289,470	Corporate Office Properties Trust	7,595,693
26,960	CyrusOne, Inc.	1,230,724
4,700	Daiwa House Industry Company, Ltd.	132,109
53,120	DCT Industrial Trust, Inc.	2,096,646
3,300	Derwent London plc	149,126
97,600	DEXUS Property Group	592,687
28,920	Digital Realty Trust, Inc.	2,559,131
46,375	Direct Line Insurance Group plc	245,982
55,341	Douglas Emmett, Inc.	1,666,318
153,980	Duke Realty Corporation	3,470,709
136,100	E*TRADE Financial Corporation[e]	3,333,089
117,815	East West Bancorp, Inc.	3,826,631
64,590	Empire State Realty Trust, Inc.	1,132,263
88,138	Employers Holdings, Inc.	2,480,203
66,440	Endurance Specialty Holdings, Ltd.	4,341,190
45,570	Enova International, Inc.[e]	287,547
77,920	Equity One, Inc.	2,233,187
23,100	Erste Group Bank AGe	648,350
63,737	Essent Group, Ltd.[e]	1,325,730

Shares	Common Stock (33.7%)	Value
Financials (5.5%) - continued
234,050	EverBank Financial Corporation	$3,531,815
32,372	Evercore Partners, Inc.	1,675,251
122,330	F.N.B. Corporation	1,591,513
209,070	FelCor Lodging Trust, Inc.	1,697,648
576,430	Fifth Third Bancorp	9,620,617
210,850	First Commonwealth Financial Corporation	1,868,131
50,110	First Financial Bancorp	911,000
17,340	First Financial Corporation	593,201
79,770	First Industrial Realty Trust, Inc.	1,813,970
17,450	First Merchants Corporation	411,297
181,390	First Midwest Bancorp, Inc.	3,268,648
18,200	First NBC Bank Holding Company[e]	374,738
134,549	First Potomac Realty Trust	1,219,014
133,855	First Republic Bank	8,920,097
51,800	FlexiGroup, Ltd.[f]	98,254
75,990	Franklin Street Properties Corporation	806,254
61,900	Frasers Centrepoint Trust	91,806
144,000	Fukuoka Financial Group, Inc.	469,076
25,390	Getty Realty Corporation	503,484
70,998	Glacier Bancorp, Inc.	1,804,769
42,970	Goldman Sachs Group, Inc.	6,745,431
17,100	Great Portland Estates plc	178,519
145,110	Great Western Bancorp, Inc.	3,957,150
137,090	Green Bancorp, Inc.[e]	1,037,771
12,340	Greenhill & Company, Inc.	273,948
18,470	H&R Real Estate Investment Trust	298,506
8,533	Hamborner REIT AG	92,378
136,690	Hancock Holding Company	3,138,402
17,800	Hang Seng Bank, Ltd.	314,953
136,756	Hanmi Financial Corporation	3,011,367
8,100	Hannover Rueckversicherung SE	941,403
23,740	Hanover Insurance Group, Inc.	2,141,823
150,500	Hartford Financial Services Group, Inc.	6,935,040
115,158	Hatteras Financial Corporation	1,646,759
89,400	Henderson Group plc	330,696
28,650	HFF, Inc.	788,734
12,950	Highwoods Properties, Inc.	619,139
82,408	Home BancShares, Inc.	3,374,608
18,890	Hometrust Bancshares, Inc.[e]	346,254
50,671	Horace Mann Educators Corporation	1,605,764
63,020	Hospitality Properties Trust	1,673,811
149,086	Host Hotels & Resorts, Inc.	2,489,736
32,266	Houlihan Lokey, Inc.	803,423
24,560	Hudson Pacific Properties, Inc.	710,275
18,900	Hufvudstaden AB	298,926
502,140	Huntington Bancshares, Inc.	4,790,416
141,000	Hysan Development Company, Ltd.	600,898
4,653	Intact Financial Corporation	325,773
45,243	Intercontinental Exchange, Inc.	10,638,439
243,380	Invesco, Ltd.	7,488,803
91,200	Investec plc	668,992
222,550	Investors Bancorp, Inc.	2,590,482
353,268	J.P. Morgan Chase & Company	20,920,531
92,350	Janus Capital Group, Inc.	1,351,080
569,010	KeyCorp	6,281,870
21,070	Kimco Realty Corporation	606,395
174,150	Liberty Property Trust	5,827,059
8,390	Lincoln National Corporation	328,888
97,500	Link REIT	579,213
24,410	M&T Bank Corporation	2,709,510
17,000	Macquarie Group, Ltd.	860,438
13,670	McGraw-Hill Financial, Inc.	1,353,057
256,520	MetLife, Inc.	11,271,489

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
42

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (33.7%)	Value
Financials (5.5%) - continued
294,000	Mizuho Financial Group, Inc.	$438,143
350,350	Morgan Stanley	8,762,253
27,860	MSCI, Inc.	2,063,869
1,500	Muenchener Rueckversicherungs-Gesellschaft AG	304,417
17,885	Nasdaq, Inc.	1,187,206
16,400	National Australia Bank, Ltd.	329,294
17,000	National Bank of Canada	556,173
16,060	National Storage Affiliates Trust	340,472
3,800	Navigators Group, Inc.[e]	318,706
306,000	New World Development Company, Ltd.	292,055
45,220	NMI Holdings, Inc.[e]	228,361
42,110	NorthStar Asset Management Corporation, Inc.	477,949
87,870	NorthStar Realty Europe Corporation	1,019,292
24,600	Old Mutual plc	67,948
45,290	Old National Bancorp	552,085
106,720	Oritani Financial Corporation	1,811,038
75,493	PacWest Bancorp	2,804,565
37,150	Parkway Properties, Inc.	581,769
47,296	Pebblebrook Hotel Trust	1,374,895
15,360	Pennsylvania Real Estate Investment Trust	335,616
29,850	Physicians Realty Trust	554,613
31,350	Piedmont Office Realty Trust, Inc.	636,718
7,480	Piper Jaffray Companies[e]	370,709
20,860	Popular, Inc.	596,805
24,220	Post Properties, Inc.	1,446,903
22,375	Potlatch Corporation	704,812
23,800	Poundland Group plc	53,268
5,279	Power Corporation of Canada	121,778
41,730	Primerica, Inc.[f]	1,858,237
20,990	PrivateBancorp, Inc.	810,214
117,620	Provident Financial Services, Inc.	2,374,748
116,740	Ramco-Gershenson Properties Trust	2,104,822
110,697	Raymond James Financial, Inc.	5,270,284
32,760	Rayonier, Inc. REIT	808,517
53,820	RE/MAX Holdings, Inc.	1,846,026
54,900	Realogy Holdings Corporation[e]	1,982,439
30,474	Renasant Corporation	1,002,899
53,330	Retail Properties of America, Inc.	845,281
6,247	Safety Insurance Group, Inc.	356,454
1,900	Sampo Oyj	89,993
75,453	Sandy Spring Bancorp, Inc.	2,099,857
11,700	Schroders plc	449,801
26,310	Selective Insurance Group, Inc.	963,209
41,250	Senior Housing Property Trust	737,962
60,780	Silver Bay Realty Trust Corporation REIT	902,583
592,730	SLM Corporation[e]	3,769,763
35,020	Sovran Self Storage, Inc.	4,130,609
120,450	Spirit Realty Captial, Inc.	1,355,063
93,123	Stifel Financial Corporation[e]	2,756,441
306,027	Stockland	1,001,196
61,220	Store Capital Corporation	1,584,374
97,000	Sumitomo Mitsui Trust Holdings, Inc.	283,966
112,576	Summit Hotel Properties, Inc.	1,347,535
74,847	SVB Financial Group[e]	7,638,136
9,500	Swiss Re AG	877,227
209,100	Synchrony Financial[e]	5,992,806
98,130	Synovus Financial Corporation	2,836,938
47,000	T&D Holdings, Inc.	439,029
2,800	Talanx AG	95,421
63,880	Talmer Bancorp, Inc.	1,155,589
399,870	TCF Financial Corporation	4,902,406

Shares	Common Stock (33.7%)	Value
Financials (5.5%) - continued
128,064	TD Ameritrade Holding Corporation	$4,037,858
54,076	Terreno Realty Corporation	1,268,082
18,780	Territorial Bancorp, Inc.	489,407
2,000	Tokio Marine Holdings, Inc.	67,576
5,559	Toronto-Dominion Bank	239,952
44,520	TriCo Bancshares	1,127,246
84,710	TrustCo Bank Corporation	513,343
10,500	U.S. Bancorp	426,195
8,710	Union Bankshares Corporation	214,527
37,097	United Community Banks, Inc.	685,182
129,200	United Financial Bancorp, Inc.	1,626,628
55,319	United Overseas Bank, Ltd.	773,802
27,070	Urstadt Biddle Properties, Inc.	567,116
52,230	Waddell & Reed Financial, Inc.	1,229,494
20,030	Washington Federal, Inc.	453,679
8,120	Webster Financial Corporation	291,508
19,610	Wells Fargo & Company	948,340
38,670	Western Alliance Bancorp[e]	1,290,805
106,100	Wing Tai Holdings, Ltd.	138,403
22,729	Wintrust Financial Corporation	1,007,804
109,410	WisdomTree Investments, Inc.[f]	1,250,556
25,109	WSFS Financial Corporation	816,545
29,060	XL Group plc	1,069,408
530,756	Zions Bancorporation	12,849,603

	Total	482,031,711

Health Care (4.1%)
249,298	Abbott Laboratories	10,428,135
7,360	AbbVie, Inc.	420,403
28,036	ABIOMED, Inc.[e]	2,658,093
48,118	Acadia Healthcare Company, Inc.[e]	2,651,783
21,200	Aceto Corporation	499,472
24,220	Acorda Therapeutics, Inc.[e]	640,619
1,100	Actelion, Ltd.	164,164
31,670	Aetna, Inc.	3,558,125
93,520	Akorn, Inc.[e]	2,200,526
15,440	Albany Molecular Research, Inc.[e]	236,078
42,541	Align Technology, Inc.[e]	3,092,305
115,168	Allergan plc[e]	30,868,479
31,863	Allscripts Healthcare Solutions, Inc.[e]	420,910
51,738	AmerisourceBergen Corporation	4,477,924
54,800	Amgen, Inc.	8,216,164
41,705	AMN Healthcare Services, Inc.[e]	1,401,705
10,500	AmSurg Corporation[e]	783,300
6,787	Anacor Pharmaceuticals, Inc.[e,f]	362,765
31,435	Analogic Corporation	2,483,679
9,100	Astellas Pharmaceutical, Inc.	120,935
174,100	Asterias Biotherapeutics, Inc.[e,f]	818,270
4,989	Atrion Corporation	1,972,451
600	Bayer AG	70,308
28,626	BioMarin Pharmaceutical, Inc.[e]	2,361,072
3,400	Bio-Rad Laboratories, Inc.[e]	464,848
16,720	Boston Scientific Corporation[e]	314,503
14,040	Bristol-Myers Squibb Company	896,875
22,341	C.R. Bard, Inc.	4,527,850
23,070	Cambrex Corporation[e]	1,015,080
5,800	Cardinal Health, Inc.	475,310
55,985	Cardiovascular Systems, Inc.[e]	580,564
63,090	Centene Corporation[e]	3,884,451
285,443	Cerner Corporation[e]	15,117,061
15,360	CONMED Corporation	644,198
24,310	Cross Country Healthcare, Inc.[e]	282,725
2,000	CSL, Ltd.	155,422
76,950	Dentsply Sirona, Inc.	4,742,429
172,953	Depomed, Inc.[e,f]	2,409,235
96,590	Edwards Lifesciences Corporation[e]	8,520,204

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
43

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (33.7%)	Value
Health Care (4.1%) - continued
78,406	Ensign Group, Inc.	$1,775,112
121,784	Envision Healthcare Holdings, Inc.[e]	2,484,394
13,000	Essilor International SA	1,601,809
112,503	ExamWorks Group, Inc.[e]	3,325,589
105,950	Express Scripts Holding Company[e]	7,277,706
1,100	Gerresheimer AG	86,065
300,881	Gilead Sciences, Inc.	27,638,929
24,520	Globus Medical, Inc.[e]	582,350
31,030	Greatbatch, Inc.[e]	1,105,909
18,640	Haemonetics Corporation[e]	652,027
35,840	HCA Holdings, Inc.[e]	2,797,312
49,309	HealthEquity, Inc.[e]	1,216,453
40,300	HealthSouth Corporation	1,516,489
23,390	Healthways, Inc.[e]	236,005
14,600	Hikma Pharmaceuticals plc	414,587
16,500	Hill-Rom Holdings, Inc.	829,950
112,340	Hologic, Inc.[e]	3,875,730
6,803	ICON plc[e]	510,905
36,905	Impax Laboratories, Inc.[e]	1,181,698
52,000	Inogen, Inc.[e]	2,338,960
97,609	Intersect ENT, Inc.[e]	1,854,571
99,966	Ironwood Pharmaceuticals, Inc.[e]	1,093,628
72,700	Kindred Healthcare, Inc.	897,845
2,000	Lonza Group AG	338,083
13,300	Magellan Health Services, Inc.[e]	903,469
130,094	Medtronic plc	9,757,050
348,720	Merck & Company, Inc.	18,450,775
5,700	Merck KGaA	474,148
9,253	Mettler-Toledo International, Inc.[e]	3,190,064
449,213	Mylan NV	20,821,023
8,260	Myriad Genetics, Inc.[e,f]	309,172
34,418	National Healthcare Corporation	2,144,241
10,140	Natural Health Trends Corporation[f]	336,141
3,950	Neogen Corporation[e]	198,883
35,576	Neurocrine Biosciences, Inc.[e]	1,407,031
29,600	Nevro Corporation[e,f]	1,665,296
26,800	Novartis AG	1,939,032
18,400	Novo Nordisk AS	996,426
95,439	NuVasive, Inc.[e]	4,643,107
42,150	Omnicell, Inc.[e]	1,174,721
79,880	PerkinElmer, Inc.	3,950,865
32,678	Perrigo Company plc	4,180,497
546,870	Pfizer, Inc.	16,209,227
20,760	PharMerica Corporatione	459,004
43,520	Progenics Pharmaceuticals, Inc.[e]	189,747
8,800	Prothena Corporation plc[e]	362,208
48,590	Quintiles Transnational Holdings, Inc.[e]	3,163,209
660	Regeneron Pharmaceuticals, Inc.[e]	237,890
145,400	Roche Holding AG ADR	4,452,875
2,400	Roche Holding AG-Genusschein	589,297
20,000	Sanofi	1,607,920
44,860	STERIS plc	3,187,303
88,363	Team Health Holdings, Inc.[e]	3,694,457
63,154	Teleflex, Inc.	9,915,810
69,292	Triple-S Management Corporation[e]	1,722,599
95,176	UnitedHealth Group, Inc.	12,268,186
69,047	Universal Health Services, Inc.	8,611,542
13,910	VCA Antech, Inc.[e]	802,468
113,900	Veeva Systems, Inc.[e,f]	2,852,056
154,384	Vertex Pharmaceuticals, Inc.[e]	12,271,984
24,160	Waters Corporation[e]	3,187,187
10,350	Wellcare Health Plans, Inc.[e]	959,963
37,620	West Pharmaceutical Services, Inc.	2,607,818

Shares	Common Stock (33.7%)	Value
Health Care (4.1%) - continued
35,330	Zoetis, Inc.	$1,566,179

	Total	358,031,396

Industrials (3.7%)
114,297	3M Company	19,045,309
47,460	ABM Industries, Inc.	1,533,433
66,250	Actuant Corporation	1,637,037
5,500	Adecco SA	357,781
15,520	AECOM[e]	477,861
91,897	Aegion Corporation[e]	1,938,108
11,120	Aerovironment, Inc.[e]	314,918
41,350	AGCO Corporation	2,055,095
8,700	Aida Engineering, Ltd.	75,583
102,839	Air New Zealand, Ltd.	203,321
4,500	Airbus Group NV	298,159
11,010	Allison Transmission Holdings, Inc.	297,050
8,900	Amada Holdings Company, Ltd.	86,720
9,040	AMETEK, Inc.	451,819
2,500	Andritz AG	136,960
7,340	Applied Industrial Technologies, Inc.	318,556
47,000	Asahi Glass Company, Ltd.	257,176
40,822	Astec Industries, Inc.	1,905,163
3,000	Atlas Copco Aktiebolag	75,292
27,400	AZZ, Inc.	1,550,840
42,153	B/E Aerospace, Inc.	1,944,096
7,100	Babcock International Group plc	96,683
44,648	Beacon Roofing Supply, Inc.[e]	1,831,014
38,750	Boeing Company	4,918,925
8,940	Brady Corporation	239,950
22,780	Briggs & Stratton Corporation	544,898
9,920	Brink’s Company	333,213
61,660	BWX Technologies, Inc.	2,069,310
23,310	Caterpillar, Inc.	1,784,147
27,400	CBIZ, Inc.[e]	276,466
28,710	CEB, Inc.	1,858,398
23,200	Central Glass Company, Ltd.	125,874
17,180	Chart Industries, Inc.[e]	373,150
37,733	CIRCOR International, Inc.	1,750,434
50,018	CLARCOR, Inc.	2,890,540
53,710	Colfax Corporation[e]	1,535,569
81,744	Comfort Systems USA, Inc.	2,597,007
5,200	Compagnie de Saint-Gobain	228,406
92,900	Copart, Inc.[e]	3,787,533
3,000	Croda International plc	130,628
210,100	CSX Corporation	5,410,075
26,210	Curtiss-Wright Corporation	1,983,311
12,000	Dai Nippon Printing Company, Ltd.	106,489
45,070	Danaher Corporation	4,275,340
11,788	Dart Group plc	112,418
490,040	Delta Air Lines, Inc.	23,855,147
8,300	Deutsche Post AG	230,358
2,700	DSV AS	112,304
83,021	EMCOR Group, Inc.	4,034,821
13,600	Emerson Electric Company	739,568
32,575	Equifax, Inc.	3,722,997
62,709	ESCO Technologies, Inc.	2,444,397
64,000	Expeditors International of Washington, Inc.	3,123,840
3,900	FANUC Corporation	603,987
73,134	Federal Signal Corporation	969,757
12,400	Ferrovial SA	266,116
15,440	Flowserve Corporation	685,690
300	Flughafen Zuerich AG	268,379
128,250	Fluor Corporation	6,887,025
112,889	Fortune Brands Home and Security, Inc.	6,326,300

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
44

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (33.7%)	Value
Industrials (3.7%) - continued
52,104	Franklin Electric Company, Inc.	$1,676,186
32,373	FTI Consulting, Inc.[e]	1,149,565
23,000	Fuji Electric Company, Ltd.	79,524
27,723	G & K Services, Inc.	2,030,710
8,025	Galliford Try plc	165,114
56,400	General Electric Company	1,792,956
100	Georg Fischer AG	80,756
86,288	Gibraltar Industries, Inc.[e]	2,467,837
76,605	Granite Construction, Inc.	3,661,719
20,532	H&E Equipment Services, Inc.	359,926
23,410	Hackett Group, Inc.	353,959
13,000	Hankyu Hanshin Holdings, Inc.	82,904
79,392	Healthcare Services Group, Inc.	2,922,420
48,993	Heico Corporation	2,945,949
20,450	Herman Miller, Inc.	631,700
33,970	Hexcel Corporation	1,484,829
18,918	HNI Corporation	741,018
1,600	Hochtief AG	195,386
87,572	Honeywell International, Inc.	9,812,443
1,400	Hoshizaki Electric Company, Ltd.	116,775
26,839	Hub Group, Inc.[e]	1,094,763
34,610	Huntington Ingalls Industries, Inc.	4,739,493
49,647	Huron Consulting Group, Inc.[e]	2,888,959
4,240	Illinois Tool Works, Inc.	434,346
6,000	Inaba Denki Sangyo Company, Ltd.	188,743
113,050	Ingersoll-Rand plc	7,010,230
20,680	Insperity, Inc.	1,069,776
16,790	Interface, Inc.	311,287
15,100	Intrum Justitia AB	532,127
72,500	ITOCHU Corporation	890,941
12,900	ITT Corporation	475,881
45,044	JB Hunt Transport Services, Inc.	3,794,507
1,100	Jungheinrich AG	100,218
23,170	KAR Auction Services, Inc.	883,704
6,000	Keisei Electric Railway Company, Ltd.	84,412
82,083	Kforce, Inc.	1,607,185
26,900	KITZ Corporation	116,331
14,850	Knoll, Inc.	321,502
21,100	KONE Oyj[f]	1,015,562
5,900	Koninklijke Boskalis Westminster NV	231,239
120,280	Korn/Ferry International	3,402,721
1,200	Kuehne & Nagel International AG	170,540
12,973	Landstar System, Inc.	838,186
6,000	Lincoln Electric Holdings, Inc.	351,420
50,370	Manpower, Inc.	4,101,125
108,300	Masco Corporation	3,406,035
120,620	Meritor, Inc.[e]	972,197
24,138	Middleby Corporation[e]	2,577,214
10,600	MIRAIT Holdings Corporation	84,326
12,000	Mitsuboshi Belting, Ltd.	96,559
43,170	MRC Global, Inc.[e]	567,254
17,372	MSA Safety, Inc.	839,936
17,500	MTR Corporation, Ltd.	86,732
143,320	Mueller Water Products, Inc.	1,416,002
137,219	Navigant Consulting, Inc.[e]	2,169,432
35,922	Nielsen Holdings plc	1,891,653
11,500	Nikkon Holdings Company, Ltd.	208,136
18,000	Nippon Express Company, Ltd.	81,837
18,900	Nitto Kogyo Corporation	301,056
21,977	Nordson Corporation	1,671,131
63,650	Norfolk Southern Corporation	5,298,862
8,820	Northrop Grumman Corporation	1,745,478
24,440	Old Dominion Freight Line, Inc.[e]	1,701,513
56,758	On Assignment, Inc.[e]	2,095,505
107,388	Oshkosh Corporation	4,388,948
59,266	PGT, Inc.[e]	583,177

Shares	Common Stock (33.7%)	Value
Industrials (3.7%) - continued
45,486	Progressive Waste Solutions, Ltd.	$1,411,431
40,084	Proto Labs, Inc.[e,f]	3,090,076
25,130	Quanex Building Products Corporation	436,257
1,200	Randstad Holding NV	66,374
65,570	Raven Industries, Inc.	1,050,431
30,450	Resources Connection, Inc.	473,802
13,900	Rexnord Corporation[e]	281,058
1,055	Rieter Holding AG	227,773
34,935	Ritchie Brothers Auctioneers, Inc.[f]	946,040
88,878	Rockwell Automation, Inc.	10,109,872
43,910	Rockwell Collins, Inc.	4,048,941
16,966	Roper Industries, Inc.	3,100,876
5,370	Ryder System, Inc.	347,869
3,560	Saft Groupe SA	107,493
33,888	Saia, Inc.[e]	953,947
16,400	Sanwa Holdings Corporation	122,004
500	Schindler Holding AG	92,114
38,100	SIG plc	79,773
18,890	SkyWest, Inc.	377,611
272,070	Southwest Airlines Company	12,188,736
28,330	Spirit Aerosystems Holdings, Inc.[e]	1,285,049
10,076	Stericycle, Inc.[e]	1,271,490
78,859	Swift Transportation Company[e,f]	1,469,143
28,575	Tennant Company	1,471,041
7,550	Tetra Tech, Inc.	225,141
18,723	Textron, Inc.	682,641
18,000	Toppan Printing Company, Ltd.	150,916
37,160	Toro Company	3,200,219
57,010	TransUnion[e]	1,574,046
2,600	Travis Perkins plc	68,109
11,020	TrueBlue, Inc.[e]	288,173
32,436	Tyco International plc	1,190,726
4,620	UniFirst Corporation	504,134
16,030	United Continental Holdings, Inc.[e]	959,556
100,450	United Parcel Service, Inc.	10,594,461
35,874	United Rentals, Inc.[e]	2,231,004
31,935	Universal Forest Products, Inc.	2,740,662
58,983	Universal Truckload Services, Inc.	971,450
1,400	Vestas Wind Systems AS	98,644
34,260	WABCO Holdings, Inc.[e]	3,663,079
6,800	Wabtec Corporation	539,172
35,224	WageWorks, Inc.[e]	1,782,687
83,480	Waste Connections, Inc.	5,391,973
6,585	Watsco, Inc.	887,263
4,069	WSP Global, Inc.	120,621
138,310	Xylem, Inc.	5,656,879
19,300	YRC Worldwide, Inc.[e]	179,876
3,500	Yuasa Trading Company, Ltd.	82,223

	Total	318,873,454

Information Technology (7.1%)
30,303	Advanced Energy Industries, Inc.[e]	1,054,241
128,950	Agilent Technologies, Inc.	5,138,657
61,350	Akamai Technologies, Inc.[e]	3,409,219
23,960	Alliance Data Systems Corporation[e]	5,271,200
42,634	Alphabet, Inc., Class Ae	32,525,479
43,459	Alphabet, Inc., Class Ce	32,374,782
1,900	Amadeus IT Holding SA	81,252
40,902	Ambarella, Inc.[e,f]	1,828,319
61,320	Amkor Technology, Inc.[e]	361,175
128,577	Amphenol Corporation	7,434,322
8,661	ANSYS, Inc.[e]	774,813
393,889	Apple, Inc.	42,929,962
251,511	Applied Materials, Inc.	5,327,003
68,316	Arista Networks, Inc.[e]	4,310,740

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
45

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (33.7%)	Value
Information Technology (7.1%) - continued
11,930	ARRIS International plc[e]	$273,436
44,106	Aspen Technology, Inc.[e]	1,593,550
2,200	AtoS	178,681
30,530	Avnet, Inc.	1,352,479
35,620	AVX Corporation	447,743
45,193	Belden, Inc.	2,773,946
9,570	Benchmark Electronics, Inc.[e]	220,588
141,040	Booz Allen Hamilton Holding Corporation	4,270,691
40,570	Broadridge Financial Solutions, Inc.	2,406,207
457,449	Brocade Communications Systems, Inc.	4,839,810
175,275	Brooks Automation, Inc.	1,822,860
54,612	Cabot Microelectronics Corporation	2,234,177
25,724	CACI International, Inc.[e]	2,744,751
10,000	Canon, Inc.	298,230
38,358	Cavium, Inc.[e]	2,345,975
14,400	CDK Global, Inc.	670,320
52,720	CDW Corporation	2,187,880
13,840	Check Point Software Technologies, Ltd.[e,f]	1,210,585
85,820	Ciber, Inc.[e]	181,080
105,387	Ciena Corporation[e]	2,004,461
24,800	Cirrus Logic, Inc.[e]	902,968
1,074,570	Cisco Systems, Inc.	30,593,008
4,280	Citrix Systems, Inc.[e]	336,322
75,239	Cognex Corporation	2,930,559
32,550	Cognizant Technology Solutions Corporation[e]	2,040,885
14,960	Coherent, Inc.[e]	1,374,824
14,500	Comtech Telecommunications Corporation	338,865
43,880	Convergys Corporation	1,218,548
105,520	CoreLogic, Inc.[e]	3,661,544
105,195	Criteo SA ADR[e]	4,357,177
24,490	Cvent, Inc.[e]	524,086
45,373	Demandware, Inc.[e]	1,774,084
24,986	DST Systems, Inc.	2,817,671
50,270	EarthLink Holdings Corporation	285,031
77,650	eBay, Inc.[e]	1,852,729
99,300	Electro Rent Corporation	919,518
262,300	EMC Corporation	6,990,295
45,780	Envestnet, Inc.[e]	1,245,216
22,210	EVERTEC, Inc.	310,496
20,260	ExlService Holdings, Inc.[e]	1,049,468
20,580	F5 Networks, Inc.[e]	2,178,393
93,157	Fabrinet[e]	3,013,629
396,900	Facebook, Inc.[e]	45,286,290
23,307	FEI Company	2,074,556
67,481	Finisar Corporation[e]	1,230,853
145,000	FLIR Systems, Inc.	4,777,750
105,719	Fortinet, Inc.[e]	3,238,173
30,600	FUJIFILM Holdings NPV	1,209,536
47,710	Genpact, Ltd.[e]	1,297,235
106,230	Glu Mobile, Inc.[e,f]	299,569
102,238	Guidewire Software, Inc.[e]	5,569,926
55,080	Harmonic, Inc.[e]	180,112
39,440	Hewlett-Packard Company	485,901
7,000	Hitachi Kokusai Electric, Inc.	84,035
5,600	Hoya Corporation	212,860
16,341	IAC/InterActiveCorporation	769,334
46,370	Imperva, Inc.[e]	2,341,685
220,860	Intel Corporation	7,144,821
6,300	IT Holdings Corporation	149,011
5,200	ITOCHU Techno-Solutions Corporation	98,117

Shares	Common Stock (33.7%)	Value
Information Technology (7.1%) - continued
155,275	Ixia[e]	$1,934,726
113,984	Juniper Networks, Inc.	2,907,732
2,700	Kyocera Corporation	118,884
26,350	Lam Research Corporation	2,176,510
25,700	Liberty Tripadvisor Holdings, Inc.[e]	569,512
21,080	Linear Technology Corporation	939,325
65,470	Lionbridge Technologies, Inc.[e]	331,278
22,934	Littelfuse, Inc.	2,823,405
21,348	Manhattan Associates, Inc.[e]	1,214,061
46,800	Marvell Technology Group, Ltd.	482,508
26,460	Maxim Integrated Products, Inc.	973,199
19,190	MAXIMUS, Inc.	1,010,162
45,407	Methode Electronics, Inc.	1,327,701
90,120	Microsemi Corporation[e]	3,452,497
1,003,000	Microsoft Corporation	55,395,690
70,506	Monolithic Power Systems, Inc.	4,487,002
2,720	Morningstar, Inc.	240,094
82,107	Nanometrics, Inc.[e]	1,300,575
60,920	National Instruments Corporation	1,834,301
9,800	NEC Networks & System Integration Corporation	152,165
7,380	NETGEAR, Inc.[e]	297,931
36,686	Nice Systems, Ltd. ADR[f]	2,376,886
5,000	NS Solutions Corporation	98,076
396,314	NVIDIA Corporation	14,120,668
41,035	NXP Semiconductors NVe	3,326,707
111,500	Oclaro, Inc.[e,f]	602,100
30,310	ON Semiconductor Corporation[e]	290,673
291,000	Oracle Corporation	11,904,810
23,550	Palo Alto Networks, Inc.[e]	3,841,947
159,480	Pandora Media, Inc.[e,f]	1,427,346
51,000	Paylocity Holding Corporation[e]	1,669,740
628,104	PayPal Holdings, Inc.[e]	24,244,814
45,590	Pegasystems, Inc.	1,157,074
19,166	Plantronics, Inc.	751,116
163,720	Polycom, Inc.[e]	1,825,478
150,137	Progress Software Corporation[e]	3,621,304
72,689	Proofpoint, Inc.[e,f]	3,909,214
61,420	PTC, Inc.[e]	2,036,687
59,179	QLIK Technologies, Inc.[e]	1,711,457
15,370	QUALCOMM, Inc.	786,022
11,160	Qualys, Inc.[e]	282,460
42,210	RealPage, Inc.[e]	879,656
59,510	Red Hat, Inc.[e]	4,434,090
63,060	Ruckus Wireless, Inc.[e]	618,619
444,260	Salesforce.com, Inc.[e]	32,799,716
18,610	Sanmina Corporation[e]	435,102
5,200	SAP SE	418,437
19,640	ScanSource, Inc.[e]	793,063
30,965	ServiceNow, Inc.[e]	1,894,439
22,200	Shinko Electric Industries Company, Ltd.	124,795
85,100	ShoreTel, Inc.[e]	633,144
26,250	Symantec Corporation	482,475
51,948	Synopsys, Inc.[e]	2,516,361
1,200	TDK Corporation	66,583
5,560	Tech Data Corporation[e]	426,841
353,617	Teradyne, Inc.	7,634,591
14,460	Tessera Technologies, Inc.	448,260
197,870	Texas Instruments, Inc.	11,361,695
27,560	Trimble Navigation, Ltd.[e]	683,488
20,426	Tyler Technologies, Inc.[e]	2,626,988
300	U-Blox AGe	57,616
29,615	Ultimate Software Group, Inc.[e]	5,730,502
1,800	United Internet AG	90,186
131,836	Virtusa Corporation[e]	4,938,577

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
46

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (33.7%)	Value
Information Technology (7.1%) - continued
439,790	Visa, Inc.	$33,635,139
48,220	Xerox Corporation	538,135
435,320	Xilinx, Inc.	20,647,228

	Total	622,913,257

Materials (1.3%)
44,230	Agnico Eagle Mines, Ltd.	1,599,357
1,100	Air Liquide SA	123,410
86,400	Albemarle Corporation	5,523,552
231,540	Alcoa, Inc.[f]	2,218,153
41,654	American Vanguard Corporation[e]	657,300
1,100	Aurubis AG	54,660
26,580	Avery Dennison Corporation	1,916,684
40,282	Axalta Coating Systems, Ltd.[e]	1,176,234
17,094	Balchem Corporation	1,060,170
36,980	Ball Corporation	2,636,304
246,470	Barrick Gold Corporation	3,347,063
8,470	Bemis Company, Inc.	438,577
79,500	BHP Billiton, Ltd.	1,027,281
22,800	BillerudKorsnas AB	372,196
11,760	Boise Cascade Company[e]	243,667
25,800	Boral, Ltd.	122,035
6,500	Buzzi Unicem SPA	112,051
41,950	Cabot Corporation	2,027,443
9,160	Carpenter Technology Corporation	313,547
573	CCL Industries, Inc.	108,754
31,327	Celanese Corporation	2,051,918
67,866	Chemtura Corporation[e]	1,791,662
16,541	Clearwater Paper Corporation[e]	802,404
125,900	Crown Holdings, Inc.[e]	6,243,381
38,700	Daicel Corporation	527,536
121,600	Dow Chemical Company	6,184,576
9,000	Eagle Materials, Inc.	630,990
20,350	Eastman Chemical Company	1,469,880
171,180	Eldorado Gold Corporation	540,929
2,300	Evonik Industries AG	68,787
32,660	Ferroglobe plc	287,735
68,426	FMC Corporation	2,762,358
193,960	Freeport-McMoRan, Inc.[f]	2,005,546
100	Givaudan SA	195,980
167,840	Goldcorp, Inc.	2,724,043
7,800	Hexpol AB	86,541
3,600	Holmen AB	117,754
37,688	Innospec, Inc.	1,634,152
113,340	International Paper Company	4,651,474
4,900	JFE Holdings, Inc.	65,808
295,430	Kinross Gold Corporation[e]	1,004,462
14,630	Koppers Holdings, Inc.[e]	328,736
1,300	LafargeHolcim, Ltd.	61,048
400	Linde AG	58,119
11,460	Martin Marietta Materials, Inc.	1,827,985
11,220	Materion Corporation	297,106
22,175	Minerals Technologies, Inc.	1,260,649
12,300	Mitsubishi Chemical Holdings Corporation	64,220
213,560	Mosaic Company	5,766,120
114,947	Myers Industries, Inc.	1,478,218
134,900	Newmont Mining Corporation	3,585,642
2,400	Nippon Shokubai Company, Ltd.	122,253
7,800	Nippon Steel & Sumitomo Metal Corporation	149,539
41,414	Norsk Hydro ASA	170,150
7,600	Novozymes AS	341,289
18,000	Oji Holdings Corporation	72,296
64,040	Olin Corporation	1,112,375
54,970	OMNOVA Solutions, Inc.[e]	305,633

Shares	Common Stock (33.7%)	Value
Materials (1.3%) - continued
174,840	Owens-Illinois, Inc.[e]	$2,790,446
81,284	Packaging Corporation of America	4,909,554
52,029	PolyOne Corporation	1,573,877
39,440	Rayonier Advanced Materials, Inc.	374,680
22,020	Reliance Steel & Aluminum Company	1,523,564
2,300	Rio Tinto, Ltd.	74,891
15,940	Royal Gold, Inc.	817,563
17,300	RPM International, Inc.	818,809
30,490	Schnitzer Steel Industries, Inc.	562,236
31,555	Scotts Miracle-Gro Company	2,296,257
48,950	Sealed Air Corporation	2,350,090
75,030	Silver Wheaton Corporation	1,243,997
50,420	Sonoco Products Company	2,448,899
259,793	Steel Dynamics, Inc.	5,847,940
44,450	Stillwater Mining Company[e]	473,392
15,000	Sumitomo Seika Chemicals Company, Ltd.	74,087
131,050	Teck Resources, Ltd.[f]	997,291
15,000	Tosoh Corporation	62,994
2,900	Umicore	143,956
16,200	UPM-Kymmene Oyj	292,890
24,130	Vulcan Materials Company	2,547,404
5,480	Westlake Chemical Corporation	253,724
67,479	Westrock Company	2,633,705
248,110	Yamana Gold, Inc.	754,254
19,937	Yara International ASA	748,431

	Total	114,542,663

Telecommunications Services (0.3%)
8,938	BCE, Inc.	407,346
151,070	Cincinnati Bell, Inc.[e]	584,641
21,000	Elisa Oyj[e,f]	815,457
24,760	FairPoint Communications, Inc.[e,f]	368,429
20,400	Freenet AG	609,289
33,000	General Communication, Inc.[e]	604,560
278,449	KCOM Group plc	429,915
39,087	Level 3 Communications, Inc.[e]	2,065,748
19,700	Orange SA	344,020
24,200	ORBCOMM, Inc.[e]	245,146
7,100	Proximus SA	242,284
47,312	SBA Communications Corporation[e]	4,739,243
32,700	Telefonica Deutschland Holding AG	176,769
201,506	Verizon Communications, Inc.	10,897,445
189,460	Vonage Holdings Corporation[e]	865,832

	Total	23,396,124

Utilities (0.8%)
7,550	Ameren Corporation	378,255
46,090	American States Water Company	1,814,102
25,650	Aqua America, Inc.	816,183
31,490	Artesian Resources Corporation	880,460
124,290	Avista Corporation	5,068,546
57,860	California Water Service Group	1,546,019
42,140	CenterPoint Energy, Inc.	881,569
5,570	Chesapeake Utilities Corporation	350,743
20,500	CLP Holdings, Ltd.	185,554
26,650	Consolidated Water Company, Ltd.	324,331
48,260	Dynegy, Inc.[e]	693,496
40,310	Edison International, Inc.	2,897,886
152,400	Electricidade de Portugal SA	541,088
22,178	FirstEnergy Corporation	797,743
60,240	Great Plains Energy, Inc.	1,942,740
23,898	Laclede Group, Inc.	1,619,089
143,030	MDU Resources Group, Inc.	2,783,364
13,450	Middlesex Water Company	414,933
10,760	New Jersey Resources Corporation	391,987

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
47

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (33.7%)	Value
Utilities (0.8%) - continued
9,290	Northwest Natural Gas Company	$500,266
299,850	PG&E Corporation	17,907,042
50,100	PNM Resources, Inc.	1,689,372
32,450	Portland General Electric Company	1,281,451
70,060	Public Service Enterprise Group, Inc.	3,302,628
87,700	Redes Energeticas Nacionais SGPS SA	287,132
38,100	Renewable Energy Group, Inc.[e]	359,664
2,600	Severn Trent plc	80,993
67,400	Southern Company	3,486,602
50,898	Southwest Gas Corporation	3,351,633
235,766	Talen Energy Corporation[e]	2,121,894
14,000	Toho Gas Company, Ltd.	99,371
63,920	UGI Corporation	2,575,337
34,200	United Utilities Group plc	452,706
11,102	Unitil Corporation	471,724
37,840	Vectren Corporation	1,913,190
3,900	Veolia Environnement SA	93,869
13,950	WEC Energy Group, Inc.	837,976
19,150	Westar Energy, Inc.	950,032

	Total	66,090,970

	Total Common Stock (cost $2,740,825,434)	2,932,184,243

Shares	Registered Investment Companies (29.7%)	Value
Affiliated Equity Holdings (17.2%)
22,633,380	Thrivent Large Cap Stock Portfolio	257,821,354
27,999,217	Thrivent Large Cap Value Portfolio	437,028,582
13,836,768	Thrivent Mid Cap Stock Portfolio	233,379,231
55,766,496	Thrivent Partner Worldwide Allocation Portfolio	500,805,440
4,191,815	Thrivent Small Cap Stock Portfolio	65,119,002

	Total	1,494,153,609

Affiliated Fixed Income Holdings (11.1%)
33,993,905	Thrivent High Yield Portfolio	154,087,574
50,490,624	Thrivent Income Portfolio	507,647,884
31,261,123	Thrivent Limited Maturity Bond Portfolio	305,046,041

	Total	966,781,499

Equity Funds/ETFs (0.5%)
29,111	iShares Russell 2000 Growth Index Fund	3,862,448
105,173	iShares Russell 2000 Index Fund	11,634,237
12,060	iShares Russell 2000 Value Index Fund	1,124,113
9,030	Market Vectors Oil Service ETF[f]	240,288
24,620	Materials Select Sector SPDR Fund	1,103,222
126,855	SPDR S&P 500 ETF Trust[f]	26,076,314
31,760	SPDR S&P Biotech ETF	1,640,722
1,650	SPDR S&P MidCap 400 ETF Trust	433,488

	Total	46,114,832

Fixed Income Funds/ETFs (0.9%)
123,000	iShares Barclays 1-3 Year Credit Bond Fund	12,966,660
549,900	iShares iBoxx $ Investment Grade Corporate Bond ETF	65,339,118

	Total	78,305,778

	Total Registered Investment Companies (cost $2,427,606,410)	2,585,355,718

Principal Amount	Long-Term Fixed Income (28.9%)	Value
Asset-Backed Securities (1.2%)
	Access Group, Inc.
$828,219	0.933%, 2/25/2036[h,i]	$801,153
	Ares CLO, Ltd.
4,400,000	1.911%, 10/12/2023*,i	4,370,770
2,750,000	2.098%, 11/15/2025*,i	2,735,796
	BA Credit Card Trust
1,750,000	0.816%, 6/15/2021[i]	1,748,599
	Bayview Opportunity Master Fund Trust
1,248,852	3.228%, 7/28/2034*,j	1,247,057
3,207,164	3.721%, 2/28/2035*	3,205,426
1,802,866	3.721%, 7/28/2035[h,j]	1,797,443
	Betony CLO, Ltd.
1,260,000	2.132%, 4/15/2027*,i	1,245,975
	CAM Mortgage, LLC
1,843,196	3.500%, 7/15/2064*,j	1,844,849
	Capital One Multi-Asset Execution Trust
2,250,000	0.816%, 1/18/2022[i]	2,246,566
	Chase Issuance Trust
1,375,000	1.590%, 2/18/2020	1,385,427
2,525,000	1.620%, 7/15/2020	2,545,643
	Chesapeake Funding, LLC
1,259,091	0.891%, 1/7/2025[h,i]	1,256,632
	Countrywide Asset-Backed Certificates
917,687	5.530%, 4/25/2047	1,021,929
	DRB Prime Student Loan Trust
1,298,266	3.170%, 7/25/2031*	1,289,173
1,032,760	3.200%, 1/25/2040*	1,023,749
	Edlinc Student Loan Funding Trust
82,564	3.435%, 10/1/2025*,i	83,051
	Enterprise Fleet Financing, LLC
588,249	1.060%, 3/20/2019[h]	587,964
589,937	0.870%, 9/20/2019[h]	588,158
	FirstEnergy Ohio PIRB Special Purpose Trust
262,617	0.679%, 1/15/2019	261,995
	Ford Credit Auto Owner Trust
1,350,000	2.260%, 11/15/2025[h]	1,367,698
	Golden Credit Card Trust
2,000,000	0.866%, 9/15/2018[h,i]	2,000,000
	GoldenTree Loan Opportunities IX, Ltd.
1,400,000	2.128%, 10/29/2026*,i	1,385,945
	Golub Capital Partners CLO 23M, Ltd.
1,350,000	2.106%, 5/5/2027*,i	1,333,994
	Lehman XS Trust
6,084,763	5.440%, 8/25/2035[j]	5,302,844
	Morgan Stanley Bank of America Merrill Lynch Trust
5,400,000	3.176%, 8/15/2045	5,646,041
5,400,000	3.246%, 12/15/2047	5,590,140
	Morgan Stanley Capital, Inc.
2,760,555	0.583%, 2/25/2037[i]	1,397,227
	OneMain Financial Issuance Trust
2,600,000	4.100%, 3/20/2028[h]	2,616,458
	OZLM VIII, Ltd.
1,400,000	2.060%, 10/17/2026*,i	1,387,721
	Pretium Mortgage Credit Partners, LLC
3,003,403	4.125%, 10/27/2030*	2,985,874
	Race Point IX CLO, Ltd.
3,260,000	2.132%, 4/15/2027*,i	3,214,223

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
48

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (28.9%)	Value
Asset-Backed Securities (1.2%) - continued
	Renaissance Home Equity Loan Trust
$6,434,374	6.011%, 5/25/2036[j]	$4,354,306
3,628,152	5.580%, 11/25/2036[j]	1,843,868
	SLM Student Loan Trust
1,479,595	1.027%, 7/15/2022[h,i]	1,471,216
244,231	1.036%, 8/15/2022[h,i]	243,486
892,717	1.019%, 4/25/2023[h,i]	891,168
125,000	1.486%, 5/17/2027[h,i]	123,981
	SoFi Professional Loan Program, LLC
2,874,451	2.420%, 3/25/2030[h]	2,839,602
	Sunset Mortgage Loan Company, LLC
2,833,229	4.459%, 9/16/2045*,j	2,834,349
	U.S. Residential Opportunity Fund III Trust
1,624,818	3.721%, 1/27/2035*	1,611,325
	U.S. Small Business Administration
894,414	3.191%, 3/10/2024	939,108
	Vericrest Opportunity Loan Transferee
7,142,952	3.375%, 10/25/2058*,j	7,043,902
3,917,766	3.500%, 6/26/2045[h]	3,870,888
3,892,453	3.500%, 6/26/2045[h,j]	3,827,739
3,063,581	3.625%, 7/25/2045[h,j]	3,041,802
1,756,528	3.500%, 2/25/2055*,j	1,746,176
	Volvo Financial Equipment, LLC
58,601	0.740%, 3/15/2017[h]	58,592
1,575,745	0.820%, 4/16/2018[h]	1,572,439
	World Financial Network Credit Card Master Trust
1,400,000	0.910%, 3/16/2020	1,399,983

	Total	105,229,450

Basic Materials (0.2%)
	Albemarle Corporation
395,000	3.000%, 12/1/2019	397,365
	Anglo American plc
2,433,000	3.625%, 5/14/2020[h]	2,081,724
	ArcelorMittal SA
1,425,000	6.500%, 3/1/2021[f]	1,403,625
	Corporacion Nacional del Cobre de Chile
1,525,000	4.500%, 9/16/2025[f,h]	1,554,269
	First Quantum Minerals, Ltd.
621,000	6.750%, 2/15/2020[h]	425,385
621,000	7.000%, 2/15/2021[h]	416,070
	Georgia-Pacific, LLC
920,000	2.539%, 11/15/2019[h]	923,781
	Glencore Funding, LLC
680,000	1.680%, 4/16/2018[h,i]	612,000
	Novelis, Inc.
1,130,000	8.375%, 12/15/2017	1,149,210
1,560,000	8.750%, 12/15/2020	1,574,508
	Sappi Papier Holding GmbH
1,995,000	6.625%, 4/15/2021[h]	2,063,169
	Xstrata Finance Canada, Ltd.
1,520,000	2.700%, 10/25/2017[h]	1,489,600
	Yamana Gold, Inc.
1,285,000	4.950%, 7/15/2024	1,085,825

	Total	15,176,531

Capital Goods (0.6%)
	AECOM
3,030,000	5.875%, 10/15/2024	3,120,900

Principal Amount	Long-Term Fixed Income (28.9%)	Value
Capital Goods (0.6%) - continued
	Aircastle, Ltd.
$2,875,000	5.000%, 4/1/2023	$2,889,375
	Ball Corporation
1,415,000	4.375%, 12/15/2020	1,472,484
	Building Materials Corporation of America
2,355,000	6.000%, 10/15/2025[h]	2,490,412
	Case New Holland, Inc.
1,500,000	7.875%, 12/1/2017	1,612,500
	Cemex Finance, LLC
2,970,000	9.375%, 10/12/2017[h]	3,267,000
	CNH Industrial Capital, LLC
1,155,000	4.375%, 11/6/2020[f]	1,134,787
	Crown Americas Capital Corporation IV
1,470,000	4.500%, 1/15/2023	1,499,400
	General Electric Company
2,095,000	5.000%, 12/29/2049[k]	2,157,850
	HD Supply, Inc.
2,805,000	5.750%, 4/15/2024[d,h]	2,882,137
	Huntington Ingalls Industries, Inc.
2,975,000	5.000%, 11/15/2025[h]	3,112,594
	L-3 Communications Corporation
1,336,000	1.500%, 5/28/2017	1,331,421
	Lockheed Martin Corporation
1,332,000	2.500%, 11/23/2020	1,364,317
1,544,000	4.500%, 5/15/2036	1,660,839
	Martin Marietta Materials, Inc.
960,000	1.729%, 6/30/2017[i]	951,194
	Newell Rubbermaid, Inc.
772,000	2.600%, 3/29/2019	783,226
1,093,000	5.500%, 4/1/2046	1,187,431
	Northrop Grumman Corporation
1,310,000	3.850%, 4/15/2045	1,296,343
	Owens-Brockway Glass Container, Inc.
1,460,000	5.000%, 1/15/2022[h]	1,492,967
1,500,000	5.875%, 8/15/2023[f,h]	1,562,812
	Pentair Finance SA
1,500,000	2.900%, 9/15/2018	1,504,302
	Reynolds Group Issuer, Inc.
2,401,432	5.750%, 10/15/2020	2,464,470
	Roper Industries, Inc.
2,070,000	2.050%, 10/1/2018	2,089,837
	Standard Industries, Inc.
800,000	5.500%, 2/15/2023[h]	818,000
	Textron, Inc.
785,000	5.600%, 12/1/2017	824,836
1,225,000	7.250%, 10/1/2019	1,402,106
685,000	5.950%, 9/21/2021	776,848
	United Rentals North America, Inc.
4,640,000	5.500%, 7/15/2025	4,615,826
	Waste Management, Inc.
310,000	3.125%, 3/1/2025	317,698

	Total	52,083,912

Collateralized Mortgage Obligations (1.3%)
	Alm Loan Funding CLO
1,400,000	2.050%, 10/17/2026*,i	1,386,520
	Alternative Loan Trust
1,376,895	6.000%, 6/25/2036	1,173,067
	Apidos CLO XVIII
1,400,000	2.033%, 7/22/2026*,i	1,379,988
	Babson CLO, Ltd.
1,400,000	2.010%, 10/17/2026*,i	1,374,572

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
49

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (28.9%)	Value
Collateralized Mortgage Obligations (1.3%) - continued
	BCAP, LLC Trust
$3,118,971	0.613%, 3/25/2037[i]	$2,584,521
	Birchwood Park CLO, Ltd.
1,400,000	2.062%, 7/15/2026*,i	1,388,065
	BlueMountain CLO, Ltd.
1,400,000	2.102%, 10/15/2026*,i	1,393,318
	Carlyle Global Market Strategies CLO, Ltd.
1,400,000	1.920%, 7/20/2023*,i	1,391,634
1,400,000	2.122%, 10/15/2026*,i	1,390,125
	Cent CLO 16, LP
1,400,000	1.866%, 8/1/2024*,i	1,394,442
	Cent CLO 22, Ltd.
1,400,000	2.100%, 11/7/2026*,i	1,355,497
	Citigroup Mortgage Loan Trust, Inc.
940,844	5.500%, 11/25/2035	892,245
	CitiMortgage Alternative Loan Trust
3,102,137	5.750%, 4/25/2037	2,610,019
	Countrywide Alternative Loan Trust
1,992,493	2.652%, 10/25/2035	1,744,481
1,310,879	6.000%, 4/25/2036	1,140,159
614,835	6.000%, 1/25/2037	586,147
3,641,573	5.500%, 5/25/2037	3,080,595
3,381,217	7.000%, 10/25/2037	2,434,443
	Countrywide Home Loans, Inc.
1,117,205	5.750%, 4/25/2037	998,123
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
309,464	5.500%, 10/25/2021	298,718
892,750	6.000%, 10/25/2021	780,640
	Dryden 34 Senior Loan Fund CLO
1,400,000	2.052%, 10/15/2026*,i	1,387,548
	Federal Home Loan Mortgage Corporation
4,751,604	3.000%, 2/15/2033[l]	573,834
	Federal National Mortgage Association
9,751,274	3.500%, 1/25/2033[l]	1,268,493
	First Horizon Alternative Mortgage Securities Trust
2,824,966	6.000%, 8/25/2036[i]	2,240,538
	Galaxy XX CLO, Ltd.
4,500,000	2.074%, 7/20/2027*,i	4,434,456
	Golub Capital Partners CLO 22B, Ltd.
2,700,000	2.098%, 2/20/2027*,i	2,669,323
	HomeBanc Mortgage Trust
1,799,689	2.337%, 4/25/2037	1,343,996
	IndyMac INDX Mortgage Loan Trust
3,713,109	1.073%, 7/25/2045[i]	2,987,395
	J.P. Morgan Alternative Loan Trust
1,829,782	6.500%, 3/25/2036	1,494,629
	J.P. Morgan Mortgage Trust
633,557	2.755%, 6/25/2036	540,022
294,833	2.663%, 10/25/2036	263,433
3,403,504	0.813%, 1/25/2037[i]	2,020,007
3,906,146	6.250%, 8/25/2037	2,968,836
	Limerock CLO III, LLC
4,500,000	2.154%, 10/20/2026*,i	4,353,539
	Madison Park Funding XIV CLO, Ltd.
1,525,000	2.074%, 7/20/2026*,i	1,516,147
	Madison Park Funding, Ltd.
4,250,000	1.908%, 8/15/2022*,i	4,224,149
	Magnetite XII, Ltd.
4,425,000	2.122%, 4/15/2027*,i	4,366,135

Principal Amount	Long-Term Fixed Income (28.9%)	Value
Collateralized Mortgage Obligations (1.3%) - continued
	MASTR Alternative Loans Trust
$740,697	6.500%, 7/25/2034	$756,156
2,241,608	0.883%, 12/25/2035[i]	1,063,241
	Merrill Lynch Alternative Note Asset Trust
717,326	6.000%, 3/25/2037	629,391
	Mountain View CLO, Ltd.
4,525,000	2.082%, 7/15/2027*,i	4,368,930
	Neuberger Berman CLO, Ltd.
1,100,000	2.089%, 8/4/2025*,i	1,091,258
	NZCG Funding CLO, Ltd.
4,500,000	2.171%, 4/27/2027*,i	4,467,218
	Oak Hill Advisors Residential Loan Trust
1,856,015	3.475%, 1/25/2055*,j	1,845,002
	Octagon Investment Partners XX CLO, Ltd.
1,400,000	2.058%, 8/12/2026*,i	1,386,297
	OHA Loan Funding, Ltd.
4,500,000	2.154%, 10/20/2026*,i	4,433,633
	Residential Accredit Loans, Inc. Trust
8,403,243	0.613%, 11/25/2036[i]	5,979,370
	Residential Asset Securitization Trust
3,545,384	0.813%, 8/25/2037[i]	984,805
	Sequoia Mortgage Trust
3,080,731	2.919%, 9/20/2046	2,456,459
	Shackleton VII CLO, Ltd.
4,500,000	2.162%, 4/15/2027*,i	4,453,634
	Symphony CLO VIII, Ltd.
1,360,842	1.717%, 1/9/2023*,i	1,355,227
	Symphony CLO XV, Ltd.
4,500,000	2.070%, 10/17/2026*,i	4,454,924
	Voya CLO 3, Ltd.
1,400,000	2.039%, 7/25/2026*,i	1,386,469
	WaMu Mortgage Pass Through Certificates
292,140	2.432%, 9/25/2036	261,798
1,026,211	2.454%, 10/25/2036	883,003
2,887,807	2.193%, 11/25/2036	2,484,906
3,287,752	1.975%, 1/25/2037	2,747,520

	Total	116,919,040

Commercial Mortgage-Backed Securities (1.2%)
	Commercial Mortgage Pass-Through Certificates
1,680,000	1.488%, 6/8/2030[h,i]	1,668,903
	Credit Suisse First Boston Mortgage Securities
7,200,000	5.542%, 1/15/2049	7,329,335
	Credit Suisse Mortgage Capital Certificates
5,368,000	5.509%, 9/15/2039	5,413,634
	Federal National Mortgage Association
747,411	1.272%, 1/25/2017	747,240
	Greenwich Capital Commercial Funding Corporation
4,650,000	5.867%, 12/10/2049	4,781,249
	GS Mortgage Securities Trust
1,648,419	2.999%, 8/10/2044	1,650,916
6,600,000	3.666%, 9/10/2047	7,017,996
6,500,000	3.506%, 10/10/2048	6,818,126
6,225,000	3.734%, 11/10/2048	6,667,571

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
50

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (28.9%)	Value
Commercial Mortgage-Backed Securities (1.2%) - continued
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
$2,750,000	3.507%, 5/15/2045	$2,941,732
3,650,000	5.699%, 2/12/2049	3,727,141
	JPMBB Commercial Mortgage Securities Trust
4,500,000	3.231%, 1/15/2048	4,667,847
6,500,000	3.598%, 11/15/2048	6,858,996
	Morgan Stanley Bank of America Merrill Lynch Trust
6,000,000	3.753%, 12/15/2047	6,417,513
6,525,000	3.635%, 10/15/2048	6,916,116
	Morgan Stanley Capital, Inc.
6,580,000	5.406%, 3/15/2044	6,786,312
	SCG Trust
1,150,000	1.836%, 11/15/2026[h,i]	1,142,925
	UBS Commercial Mortgage Trust
8,150,000	3.400%, 5/10/2045	8,595,358
	Wells Fargo Commercial Mortgage Trust
4,000,000	3.617%, 9/15/2057	4,247,221
3,750,000	3.839%, 9/15/2058	4,040,386
	WFRBS Commercial Mortgage Trust
2,000,000	2.870%, 11/15/2045	2,058,004

	Total	100,494,521

Communications Services (1.4%)
	21st Century Fox America, Inc.
1,620,000	6.900%, 3/1/2019	1,843,168
	Altice Financing SA
2,400,000	6.625%, 2/15/2023[h]	2,406,000
	AMC Networks, Inc.
4,360,000	5.000%, 4/1/2024	4,376,350
	America Movil SAB de CV
1,125,000	1.632%, 9/12/2016[i]	1,124,553
1,039,000	5.000%, 10/16/2019	1,140,423
	American Tower Corporation
180,000	2.800%, 6/1/2020	180,916
1,930,000	3.300%, 2/15/2021	1,963,045
910,000	3.450%, 9/15/2021	930,514
	AT&T, Inc.
707,000	5.875%, 10/1/2019	799,078
615,000	1.559%, 6/30/2020[i]	608,726
1,212,000	3.875%, 8/15/2021	1,289,711
1,015,000	3.000%, 6/30/2022	1,029,758
2,702,000	6.350%, 3/15/2040	3,134,463
1,300,000	5.550%, 8/15/2041	1,395,411
1,527,000	5.150%, 3/15/2042	1,539,143
772,000	4.750%, 5/15/2046	753,053
	British Sky Broadcasting Group plc
1,130,000	2.625%, 9/16/2019[h]	1,141,726
	CBS Corporation
1,030,000	4.000%, 1/15/2026	1,075,836
	CCO Holdings, LLC
1,100,000	7.375%, 6/1/2020	1,144,687
3,100,000	5.875%, 4/1/2024[h]	3,247,250
	CCO Safari II, LLC
1,530,000	6.834%, 10/23/2055[h]	1,651,121
920,000	3.579%, 7/23/2020[h]	940,090
1,560,000	4.908%, 7/23/2025[h]	1,645,513
	CCOH Safari, LLC
1,300,000	5.750%, 2/15/2026[h]	1,345,500
	CenturyLink, Inc.
2,315,000	6.450%, 6/15/2021	2,345,373

Principal Amount	Long-Term Fixed Income (28.9%)	Value
Communications Services (1.4%) - continued
$565,000	7.500%, 4/1/2024[d]	$566,413
	Clear Channel Worldwide Holdings, Inc.
3,270,000	6.500%, 11/15/2022	3,253,650
	Columbus International, Inc.
2,945,000	7.375%, 3/30/2021[h]	3,136,425
	Comcast Corporation
1,225,000	2.750%, 3/1/2023	1,265,876
3,265,000	4.400%, 8/15/2035	3,537,334
539,000	4.650%, 7/15/2042	599,563
2,253,000	4.750%, 3/1/2044	2,541,319
	Cox Communications, Inc.
648,000	9.375%, 1/15/2019[h]	760,735
1,475,000	3.850%, 2/1/2025[h]	1,422,829
	Crown Castle International Corporation
1,774,000	3.400%, 2/15/2021	1,800,436
1,265,000	5.250%, 1/15/2023	1,364,619
	Crown Castle Towers, LLC
540,000	4.174%, 8/15/2017[h]	554,092
	Digicel, Ltd.
3,875,000	6.000%, 4/15/2021*	3,468,125
	Dish DBS Corporation
2,880,000	5.875%, 7/15/2022	2,728,800
	FairPoint Communications, Inc.
2,260,000	8.750%, 8/15/2019[h]	2,141,350
	Frontier Communications Corporation
3,250,000	8.875%, 9/15/2020[h]	3,375,937
	Hughes Satellite Systems Corporation
2,290,000	6.500%, 6/15/2019	2,521,862
	Level 3 Communications, Inc.
3,020,000	5.375%, 1/15/2024[h]	3,057,750
	Level 3 Financing, Inc.
995,000	5.375%, 5/1/2025	1,007,437
	McGraw Hill Financial, Inc.
1,544,000	3.300%, 8/14/2020	1,597,285
	McGraw-Hill Global Education Holdings, LLC
2,705,000	9.750%, 4/1/2021	2,934,925
	Numericable-SFR
3,480,000	6.000%, 5/15/2022[h]	3,393,000
	Omnicom Group, Inc.
750,000	3.600%, 4/15/2026[d]	768,267
	Quebecor Media, Inc.
2,005,000	5.750%, 1/15/2023	2,065,150
	SES Global Americas Holdings GP
1,035,000	2.500%, 3/25/2019[h]	1,021,428
	Sprint Communications, Inc.
2,300,000	9.000%, 11/15/2018[h]	2,409,250
	Sprint Corporation
1,400,000	7.625%, 2/15/2025	1,039,500
	Telefonica Emisiones SAU
1,110,000	3.192%, 4/27/2018	1,138,793
	Time Warner Entertainment Company, LP
1,691,000	8.375%, 3/15/2023	2,162,128
	Time Warner, Inc.
3,152,000	3.600%, 7/15/2025	3,235,364
975,000	6.250%, 3/29/2041	1,127,009
	T-Mobile USA, Inc.
3,570,000	6.125%, 1/15/2022	3,686,025

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
51

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (28.9%)	Value
Communications Services (1.4%) - continued
	Unitymedia Hessen GmbH & Company KG
$2,190,000	5.500%, 1/15/2023[h]	$2,244,750
	Univision Communications, Inc.
970,000	5.125%, 5/15/2023[h]	965,150
650,000	5.125%, 2/15/2025[h]	641,875
	UPCB Finance V, Ltd.
990,000	7.250%, 11/15/2021[h]	1,046,925
	Verizon Communications, Inc.
945,000	1.412%, 6/17/2019[i]	942,753
2,485,000	3.000%, 11/1/2021	2,581,970
3,489,000	5.150%, 9/15/2023	4,027,049
650,000	5.050%, 3/15/2034	704,511
1,165,000	4.272%, 1/15/2036	1,159,166
2,530,000	4.522%, 9/15/2048	2,534,304

	Total	121,582,537

Consumer Cyclical (0.8%)
	Automatic Data Processing, Inc.
500,000	3.375%, 9/15/2025	534,539
	Cinemark USA, Inc.
1,625,000	4.875%, 6/1/2023[h]	1,638,731
1,900,000	4.875%, 6/1/2023	1,916,055
	CVS Health Corporation
400,000	2.250%, 8/12/2019	410,016
2,900,000	4.875%, 7/20/2035	3,233,410
652,000	6.125%, 9/15/2039	824,502
	Delphi Automotive plc
1,930,000	3.150%, 11/19/2020	1,970,441
	eBay, Inc.
760,000	2.500%, 3/9/2018	772,327
	Ford Motor Company
625,000	7.450%, 7/16/2031	814,276
	Ford Motor Credit Company, LLC
2,024,000	5.000%, 5/15/2018	2,137,192
1,470,000	2.551%, 10/5/2018	1,475,086
1,525,000	2.943%, 1/8/2019	1,548,528
	General Motors Company
750,000	6.600%, 4/1/2036	825,292
1,401,000	6.250%, 10/2/2043	1,496,327
	General Motors Financial Company, Inc.
2,150,000	3.250%, 5/15/2018	2,185,782
1,156,000	3.700%, 11/24/2020	1,178,095
772,000	4.200%, 3/1/2021	797,381
1,630,000	4.300%, 7/13/2025	1,613,372
750,000	5.250%, 3/1/2026	784,445
	GLP Capital, LP
1,465,000	4.875%, 11/1/2020	1,523,600
	Goodyear Tire & Rubber Company
1,550,000	5.125%, 11/15/2023	1,584,875
	Hilton Worldwide Finance, LLC
3,265,000	5.625%, 10/15/2021	3,383,193
	Home Depot, Inc.
676,000	2.625%, 6/1/2022	699,277
965,000	3.000%, 4/1/2026	1,013,032
	Hyundai Capital America
1,158,000	2.400%, 10/30/2018[h]	1,165,726
1,158,000	3.000%, 10/30/2020[h]	1,175,571
	Jaguar Land Rover Automotive plc
1,270,000	4.125%, 12/15/2018[h]	1,300,162
1,100,000	5.625%, 2/1/2023[h]	1,130,250
	KB Home
1,815,000	4.750%, 5/15/2019	1,808,194

Principal Amount	Long-Term Fixed Income (28.9%)	Value
Consumer Cyclical (0.8%) - continued
	L Brands, Inc.
$2,100,000	5.625%, 2/15/2022	$2,287,782
	Lennar Corporation
1,100,000	4.125%, 12/1/2018	1,122,000
1,445,000	4.875%, 12/15/2023	1,445,000
	Live Nation Entertainment, Inc.
2,150,000	5.375%, 6/15/2022[h]	2,187,625
	McDonald’s Corporation
1,100,000	2.750%, 12/9/2020	1,139,301
	MGM Resorts International
3,140,000	6.000%, 3/15/2023[f]	3,249,900
	PulteGroup, Inc.
2,810,000	4.250%, 3/1/2021	2,852,150
	Rite Aid Corporation
2,955,000	6.125%, 4/1/2023[h]	3,132,300
	Royal Caribbean Cruises, Ltd.
1,450,000	5.250%, 11/15/2022	1,529,750
	Six Flags Entertainment Corporation
2,850,000	5.250%, 1/15/2021[h]	2,928,375
	Toll Brothers Finance Corporation
620,000	8.910%, 10/15/2017	678,900
609,000	4.000%, 12/31/2018	630,315
	West Corporation
3,470,000	5.375%, 7/15/2022[h]	3,183,031
	ZF North America Capital, Inc.
3,200,000	4.500%, 4/29/2022[h]	3,264,000

	Total	70,570,106

Consumer Non-Cyclical (1.3%)
	AbbVie, Inc.
1,150,000	2.500%, 5/14/2020	1,170,783
825,000	3.600%, 5/14/2025	866,017
	Actavis Funding SCS
1,158,000	3.800%, 3/15/2025	1,205,180
2,350,000	4.550%, 3/15/2035	2,421,228
3,474,000	4.850%, 6/15/2044	3,699,595
	Altria Group, Inc.
2,990,000	2.850%, 8/9/2022	3,088,529
	Amgen, Inc.
565,000	2.125%, 5/1/2020	571,924
772,000	2.700%, 5/1/2022	786,806
875,000	3.125%, 5/1/2025	886,453
	Anheuser-Busch Inbev Finance, Inc.
815,000	1.879%, 2/1/2021[i]	829,415
1,154,000	3.650%, 2/1/2026	1,213,561
3,860,000	4.700%, 2/1/2036	4,171,517
	B&G Foods, Inc.
1,050,000	4.625%, 6/1/2021	1,063,125
	BAT International Finance plc
825,000	1.144%, 6/15/2018[h,i]	819,329
	Becton, Dickinson and Company
1,904,000	6.375%, 8/1/2019	2,169,734
	Biogen, Inc.
1,100,000	3.625%, 9/15/2022	1,163,466
	Boston Scientific Corporation
740,000	6.000%, 1/15/2020	835,302
1,300,000	4.125%, 10/1/2023	1,363,228
1,025,000	3.850%, 5/15/2025	1,062,910
	Bunge Limited Finance Corporation
960,000	8.500%, 6/15/2019	1,115,138
1,230,000	3.500%, 11/24/2020	1,248,176
	Cardinal Health, Inc.
450,000	1.950%, 6/15/2018	452,102
507,000	4.900%, 9/15/2045	536,868

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
52

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (28.9%)	Value
Consumer Non-Cyclical (1.3%) - continued
	Celgene Corporation
$1,685,000	2.875%, 8/15/2020	$1,735,478
445,000	3.550%, 8/15/2022	466,572
1,685,000	5.000%, 8/15/2045	1,822,048
	Centene Escrow Corporation
3,100,000	5.625%, 2/15/2021[h]	3,231,750
	CHS/Community Health Systems, Inc.
3,205,000	7.125%, 7/15/2020[f]	3,028,725
	Church & Dwight Company, Inc.
530,000	2.450%, 12/15/2019	536,294
	Cigna Corporation
980,000	5.375%, 2/15/2042	1,077,410
	Cott Beverages, Inc.
1,470,000	5.375%, 7/1/2022	1,492,050
	EMD Finance, LLC
880,000	0.992%, 3/17/2017[h,i]	876,902
1,520,000	2.950%, 3/19/2022[h]	1,551,485
	Endo Finance, LLC
2,025,000	6.000%, 2/1/2025[h]	1,898,437
	Energizer Holdings, Inc.
2,749,000	5.500%, 6/15/2025[h]	2,762,745
	Envision Healthcare Corporation
3,165,000	5.125%, 7/1/2022[h]	3,212,475
	Express Scripts Holding Company
772,000	3.900%, 2/15/2022	804,909
1,820,000	4.500%, 2/25/2026	1,884,368
	Fresenius Medical Care US Finance II, Inc.
1,100,000	5.875%, 1/31/2022[h]	1,208,350
	Gilead Sciences, Inc.
435,000	2.550%, 9/1/2020	447,970
	Grifols Worldwide Operations, Ltd.
3,000,000	5.250%, 4/1/2022	3,082,500
	H. J. Heinz Company
1,250,000	3.500%, 7/15/2022[h]	1,311,855
	HCA, Inc.
1,470,000	3.750%, 3/15/2019	1,505,868
1,000,000	4.750%, 5/1/2023	1,017,500
1,430,000	5.250%, 6/15/2026	1,465,750
	Hologic, Inc.
1,000,000	5.250%, 7/15/2022[h]	1,042,500
	Imperial Tobacco Finance plc
1,765,000	2.950%, 7/21/2020[h]	1,814,438
	JBS USA, LLC
2,220,000	5.750%, 6/15/2025[h]	1,942,500
	Johnson & Johnson
1,930,000	3.700%, 3/1/2046	2,026,355
	Kraft Foods Group, Inc.
1,330,000	5.000%, 6/4/2042	1,447,764
	Laboratory Corporation of America Holdings
620,000	2.625%, 2/1/2020	622,605
	LifePoint Health, Inc.
2,200,000	5.500%, 12/1/2021	2,299,000
	McKesson Corporation
1,522,000	3.796%, 3/15/2024	1,588,788
825,000	4.883%, 3/15/2044	876,786
	Mead Johnson Nutrition Company
735,000	3.000%, 11/15/2020	755,296
	Medco Health Solutions, Inc.
700,000	7.125%, 3/15/2018	769,637
	Medtronic plc
3,855,000	4.375%, 3/15/2035	4,173,527

Principal Amount	Long-Term Fixed Income (28.9%)	Value
Consumer Non-Cyclical (1.3%) - continued
	Merck & Company, Inc.
$660,000	0.996%, 2/10/2020[i]	$656,731
330,000	3.700%, 2/10/2045	335,819
	Mondelez International, Inc.
672,000	1.136%, 2/1/2019[i]	662,345
	Mylan NV
1,550,000	3.000%, 12/15/2018[h]	1,571,271
590,000	3.750%, 12/15/2020[h]	603,667
	PepsiCo, Inc.
1,545,000	2.850%, 2/24/2026	1,585,144
	Perrigo Finance Unlimited Company
2,315,000	3.500%, 3/15/2021	2,372,268
	Quintiles Transnational Holdings, Inc.
800,000	4.875%, 5/15/2023[h]	820,720
	Reynolds American, Inc.
800,000	2.300%, 8/21/2017	810,686
2,338,000	5.700%, 8/15/2035	2,734,211
	Roche Holdings, Inc.
1,158,000	4.000%, 11/28/2044[h]	1,254,065
	SABMiller Holdings, Inc.
676,000	3.750%, 1/15/2022[h]	717,172
	Safeway, Inc.
62,000	3.400%, 12/1/2016	62,000
	Spectrum Brands Escrow Corporation
1,390,000	6.375%, 11/15/2020	1,463,670
	Spectrum Brands, Inc.
1,550,000	5.750%, 7/15/2025	1,646,875
	Tenet Healthcare Corporation
3,700,000	8.125%, 4/1/2022	3,806,375
	TreeHouse Foods, Inc.
970,000	4.875%, 3/15/2022	991,825
	UnitedHealth Group, Inc.
1,850,000	4.625%, 7/15/2035	2,065,299
	VRX Escrow Corporation
4,500,000	6.125%, 4/15/2025[f,h]	3,465,000

	Total	116,146,166

Energy (0.7%)
	Anadarko Petroleum Corporation
1,085,000	4.850%, 3/15/2021	1,096,509
	Antero Resources Corporation
960,000	5.125%, 12/1/2022	871,200
1,500,000	5.625%, 6/1/2023	1,380,000
	Boardwalk Pipelines, Ltd.
1,140,000	5.875%, 11/15/2016	1,142,668
	BP Capital Markets plc
1,590,000	3.062%, 3/17/2022	1,620,445
2,285,000	3.535%, 11/4/2024	2,334,482
	Buckeye Partners, LP
1,182,000	2.650%, 11/15/2018	1,173,577
	Cameron International Corporation
1,544,000	4.000%, 12/15/2023	1,575,289
150,000	3.700%, 6/15/2024	149,840
	Canadian Natural Resources, Ltd.
1,600,000	3.450%, 11/15/2021	1,481,024
930,000	6.250%, 3/15/2038	855,442
	CNOOC Nexen Finance
651,000	1.625%, 4/30/2017	649,663
	CNPC General Capital, Ltd.
543,000	2.750%, 4/19/2017[h]	549,273
	Columbia Pipeline Group, Inc.
1,480,000	2.450%, 6/1/2018[h]	1,465,135
	Concho Resources, Inc.
2,907,000	6.500%, 1/15/2022	2,899,732

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
53

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (28.9%)	Value
Energy (0.7%) - continued
$1,101,432	5.500%, 10/1/2022	$1,082,157
	ConocoPhillips Company
965,000	4.200%, 3/15/2021	1,007,764
1,150,000	5.950%, 3/15/2046	1,237,126
	Crestwood Midstream Partners, LP
775,000	6.125%, 3/1/2022	581,250
	Devon Energy Corporation
1,150,000	3.250%, 5/15/2022[f]	968,289
772,000	5.850%, 12/15/2025[f]	745,164
	Enbridge Energy Partners, LP
1,930,000	4.375%, 10/15/2020	1,869,394
	Enbridge, Inc.
700,000	1.083%, 6/2/2017[f,i]	670,950
	Energy Transfer Partners, LP
3,060,000	4.650%, 6/1/2021	2,940,326
970,000	4.900%, 3/15/2035	767,997
	Enterprise Products Operating, LLC
1,650,000	5.250%, 1/31/2020	1,784,879
942,000	5.100%, 2/15/2045	914,319
	EQT Corporation
659,000	5.150%, 3/1/2018	658,199
770,000	8.125%, 6/1/2019	829,748
425,000	4.875%, 11/15/2021	406,720
	Exxon Mobil Corporation
625,000	4.114%, 3/1/2046	662,688
	Kinder Morgan, Inc.
908,000	5.300%, 12/1/2034	781,513
760,000	5.550%, 6/1/2045	675,433
	Magellan Midstream Partners, LP
245,000	5.000%, 3/1/2026	264,950
320,000	4.200%, 3/15/2045	267,675
	Marathon Oil Corporation
1,700,000	2.700%, 6/1/2020	1,442,625
	Marathon Petroleum Corporation
560,000	3.400%, 12/15/2020	550,805
640,000	4.750%, 9/15/2044	512,165
	MEG Energy Corporation
1,100,000	6.500%, 3/15/2021[h]	664,125
	Newfield Exploration Company
2,000,000	5.625%, 7/1/2024	1,875,000
	Noble Energy, Inc.
970,000	5.625%, 5/1/2021	974,850
	Petrobras International Finance Company
1,890,000	5.750%, 1/20/2020	1,641,937
	Petroleos Mexicanos
1,107,000	5.500%, 2/4/2019[h]	1,159,583
650,000	3.500%, 1/30/2023	589,063
760,000	2.378%, 4/15/2025	777,206
	Pioneer Natural Resources Company
413,000	3.450%, 1/15/2021	410,822
750,000	4.450%, 1/15/2026	755,898
	Regency Energy Partners, LP
1,470,000	5.000%, 10/1/2022	1,381,478
	Rice Energy, Inc.
2,440,000	6.250%, 5/1/2022	2,122,800
	Sabine Pass Liquefaction, LLC
1,430,000	5.625%, 3/1/2025	1,363,862
	Schlumberger Holdings Corporation
560,000	3.000%, 12/21/2020[h]	567,748
	Shell International Finance BV
615,000	1.071%, 5/11/2020[i]	597,162
	Suncor Energy, Inc.
990,000	3.600%, 12/1/2024	980,125

Principal Amount	Long-Term Fixed Income (28.9%)	Value
Energy (0.7%) - continued
	Sunoco Logistics Partners Operations, LP
$2,660,000	4.400%, 4/1/2021	$2,612,139
	Targa Resources Partners, LP
1,000,000	6.625%, 10/1/2020[f,h]	987,500
	WPX Energy, Inc.
1,500,000	7.500%, 8/1/2020	1,170,000

	Total	61,497,713

Financials (2.4%)
	Abbey National Treasury Services plc
608,000	3.050%, 8/23/2018	624,768
	ABN AMRO Bank NV
1,550,000	4.750%, 7/28/2025[h]	1,561,219
	ACE INA Holdings, Inc.
1,544,000	2.300%, 11/3/2020	1,569,709
1,115,000	4.350%, 11/3/2045	1,215,139
	AerCap Ireland Capital, Ltd.
3,165,000	5.000%, 10/1/2021	3,275,775
	Air Lease Corporation
800,000	2.125%, 1/15/2018	792,000
339,000	2.625%, 9/4/2018	336,860
	Ally Financial, Inc.
960,000	3.750%, 11/18/2019	950,400
2,025,000	4.125%, 3/30/2020	2,009,813
	American Express Credit Corporation
945,000	1.189%, 3/18/2019[i]	931,676
	American International Group, Inc.
530,000	3.300%, 3/1/2021	541,225
1,154,000	4.125%, 2/15/2024	1,202,477
525,000	3.900%, 4/1/2026	526,637
	Aon plc
577,000	3.875%, 12/15/2025	588,256
	Argos Merger Sub, Inc.
2,730,000	7.125%, 3/15/2023[h]	2,901,990
	Avalonbay Communities, Inc.
1,650,000	3.500%, 11/15/2025	1,709,403
	Aviation Capital Group Corporation
608,000	3.875%, 9/27/2016[h]	611,040
	Banco Santander Chile
1,200,000	1.517%, 4/11/2017[h,i]	1,189,500
	Bank of America Corporation
1,325,000	1.694%, 3/22/2018[i]	1,327,319
840,000	1.482%, 4/1/2019[i]	831,936
1,300,000	2.625%, 10/19/2020	1,309,058
1,280,000	3.300%, 1/11/2023	1,290,755
640,000	4.000%, 4/1/2024	671,334
965,000	4.000%, 1/22/2025	966,464
718,000	5.875%, 2/7/2042	870,143
2,356,000	8.000%, 12/29/2049[k]	2,305,935
	Bank of New York Mellon Corporation
1,930,000	2.500%, 4/15/2021	1,968,114
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
530,000	2.850%, 9/8/2021[h]	537,631
	Barclays Bank plc
970,000	10.179%, 6/12/2021[h]	1,232,528
	Barclays plc
990,000	2.750%, 11/8/2019	983,278
1,544,000	3.650%, 3/16/2025	1,447,742
	BB&T Corporation
560,000	1.337%, 1/15/2020[i]	552,498
	BBVA Banco Continental SA
1,185,000	2.250%, 7/29/2016[h]	1,185,593
	Berkshire Hathaway, Inc.
965,000	2.750%, 3/15/2023	984,151

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
54

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (28.9%)	Value
Financials (2.4%) - continued
	BPCE SA
$960,000	5.700%, 10/22/2023[h]	$1,016,844
1,475,000	4.500%, 3/15/2025[h]	1,460,399
	Caisse Centrale Desjardins du Quebec
780,000	1.283%, 1/29/2018[h,i]	777,584
	Capital One Financial Corporation
1,228,000	6.150%, 9/1/2016	1,252,927
820,000	2.450%, 4/24/2019	828,711
	CIT Group, Inc.
2,970,000	5.000%, 8/15/2022	3,005,254
	Citigroup, Inc.
700,000	1.390%, 4/8/2019[i]	689,575
1,260,000	2.650%, 10/26/2020	1,271,883
1,555,000	2.700%, 3/30/2021	1,566,336
850,000	4.050%, 7/30/2022	884,598
2,515,000	4.400%, 6/10/2025	2,564,576
3,100,000	4.650%, 7/30/2045	3,246,425
	Citizens Bank NA
1,865,000	2.300%, 12/3/2018	1,875,539
	CoBank ACB
495,000	1.234%, 6/15/2022*,i	462,932
	Compass Bank
920,000	2.750%, 9/29/2019	916,175
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
795,000	3.950%, 11/9/2022	814,373
	Credit Agricole SA
820,000	1.422%, 4/15/2019[h,i]	811,308
	Credit Suisse AG
772,000	5.400%, 1/14/2020	836,723
	Credit Suisse Group Funding, Ltd.
2,316,000	2.750%, 3/26/2020	2,285,526
1,544,000	3.750%, 3/26/2025	1,474,989
	CyrusOne, LP
1,900,000	6.375%, 11/15/2022	1,971,250
	Digital Realty Trust LP
1,500,000	3.400%, 10/1/2020	1,533,455
	Discover Bank
1,750,000	8.700%, 11/18/2019	2,038,384
	Discover Financial Services
640,000	6.450%, 6/12/2017	670,867
	Duke Realty, LP
330,000	3.875%, 2/15/2021	340,710
990,000	4.375%, 6/15/2022	1,042,606
	ERP Operating, LP
337,000	3.375%, 6/1/2025	347,191
	European Investment Bank
1,215,000	1.875%, 3/15/2019	1,239,908
	Fifth Third Bancorp
991,000	5.450%, 1/15/2017	1,015,222
740,000	2.875%, 7/27/2020	750,316
530,000	2.875%, 10/1/2021	539,844
	GE Capital International Funding Company
3,052,000	4.418%, 11/15/2035[h]	3,315,671
	Genworth Financial, Inc.
890,000	7.700%, 6/15/2020[f]	785,425
	Goldman Sachs Group, Inc.
840,000	1.818%, 4/30/2018[i]	843,553
620,000	1.718%, 11/15/2018[i]	619,938
1,345,000	5.375%, 3/15/2020	1,492,456
780,000	1.779%, 4/23/2020[i]	775,164
3,088,000	5.250%, 7/27/2021	3,475,930
772,000	3.500%, 1/23/2025	779,202

Principal Amount	Long-Term Fixed Income (28.9%)	Value
Financials (2.4%) - continued
$2,475,000	4.800%, 7/8/2044	$2,587,848
676,000	5.150%, 5/22/2045	686,737
1,260,000	4.750%, 10/21/2045	1,316,976
	Hartford Financial Services Group, Inc.
1,960,000	5.125%, 4/15/2022	2,192,705
	HBOS plc
1,932,000	6.750%, 5/21/2018[h]	2,089,133
	HCP, Inc.
2,430,000	4.000%, 12/1/2022	2,442,157
660,000	3.400%, 2/1/2025	607,319
	HSBC Bank plc
1,765,000	1.258%, 5/15/2018[h,i]	1,755,679
	HSBC Holdings plc
1,550,000	3.400%, 3/8/2021	1,581,764
1,158,000	6.375%, 12/29/2049[f,k]	1,094,310
	Huntington Bancshares, Inc.
304,000	2.600%, 8/2/2018	306,483
	Huntington National Bank
1,030,000	2.200%, 11/6/2018	1,031,685
	Hutchison Whampoa International 14, Ltd.
1,014,000	3.625%, 10/31/2024[h]	1,053,334
	Icahn Enterprises, LP
2,430,000	6.000%, 8/1/2020	2,363,175
	ING Capital Funding Trust III
1,015,000	4.231%, 12/29/2049[i,k]	987,087
	International Lease Finance Corporation
1,060,000	2.584%, 6/15/2016[i]	1,060,989
1,150,000	8.875%, 9/1/2017	1,236,825
	Intesa Sanpaolo SPA
1,605,000	5.250%, 1/12/2024	1,733,246
	J.P. Morgan Chase & Company
1,215,000	6.300%, 4/23/2019	1,374,103
625,000	2.250%, 1/23/2020	629,944
1,930,000	4.500%, 1/24/2022	2,129,853
1,158,000	3.200%, 1/25/2023	1,187,888
1,320,000	3.625%, 5/13/2024	1,376,371
2,585,000	3.125%, 1/23/2025	2,594,040
1,250,000	3.300%, 4/1/2026	1,260,151
2,335,000	7.900%, 4/29/2049[k]	2,335,000
	KeyBank NA
1,225,000	2.350%, 3/8/2019	1,236,101
	KeyCorp
1,600,000	2.900%, 9/15/2020	1,626,222
	Liberty Mutual Group, Inc.
1,502,000	4.950%, 5/1/2022[h]	1,635,349
	Liberty Property, LP
2,210,000	3.750%, 4/1/2025	2,202,292
	Lloyds Bank plc
885,000	1.160%, 3/16/2018[i]	878,501
800,000	4.650%, 3/24/2026	792,854
	Merrill Lynch & Company, Inc.
2,240,000	6.050%, 5/16/2016	2,255,438
2,295,000	6.400%, 8/28/2017	2,439,330
	MetLife, Inc.
1,300,000	4.050%, 3/1/2045	1,229,777
	Mizuho Bank, Ltd.
960,000	1.850%, 3/21/2018[h]	960,182
	Morgan Stanley
2,625,000	6.625%, 4/1/2018	2,867,904
560,000	1.899%, 4/25/2018[i]	563,406
780,000	1.761%, 1/27/2020[i]	774,915
670,000	4.875%, 11/1/2022	725,908

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
55

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (28.9%)	Value
Financials (2.4%) - continued
$1,530,000	4.000%, 7/23/2025	$1,599,822
1,925,000	4.350%, 9/8/2026	1,980,981
815,000	4.300%, 1/27/2045	820,086
2,020,000	5.550%, 12/29/2049[k]	1,991,215
	MPT Operating Partnership, LP
2,200,000	6.375%, 3/1/2024	2,315,500
970,000	5.500%, 5/1/2024	974,850
	National City Corporation
975,000	6.875%, 5/15/2019	1,097,533
	Prudential Financial, Inc.
530,000	2.350%, 8/15/2019	536,670
	Quicken Loans, Inc.
3,265,000	5.750%, 5/1/2025[h]	3,167,050
	Realty Income Corporation
302,000	2.000%, 1/31/2018	303,152
	Regions Bank
344,000	7.500%, 5/15/2018	379,076
	Regions Financial Corporation
1,400,000	2.250%, 9/14/2018	1,397,596
1,158,000	3.200%, 2/8/2021	1,167,631
	Reinsurance Group of America, Inc.
500,000	5.625%, 3/15/2017	518,626
990,000	5.000%, 6/1/2021	1,075,814
	Reliance Standard Life Global Funding II
660,000	2.500%, 4/24/2019[h]	665,344
	Royal Bank of Scotland Group plc
835,000	1.569%, 3/31/2017[i]	833,790
2,250,000	7.500%, 12/29/2049[k]	2,092,500
	Santander Holdings USA, Inc.
1,030,000	3.450%, 8/27/2018	1,047,505
	Santander UK Group Holdings plc
1,351,000	2.875%, 10/16/2020	1,344,144
1,200,000	4.750%, 9/15/2025[h]	1,135,014
	Simon Property Group, LP
620,000	10.350%, 4/1/2019	764,679
570,000	2.500%, 9/1/2020	580,429
1,400,000	2.750%, 2/1/2023	1,416,285
	Skandinaviska Enskilda Banken AB
1,025,000	2.375%, 3/25/2019[h]	1,034,671
	State Street Corporation
873,000	1.518%, 8/18/2020[i]	869,075
	Sumitomo Mitsui Banking Corporation
930,000	1.200%, 1/16/2018[i]	925,635
	Svenska Handelsbanken AB
1,190,000	1.132%, 6/17/2019[i]	1,172,257
	Synchrony Financial
520,000	1.849%, 2/3/2020[i]	502,649
560,000	3.750%, 8/15/2021	574,855
2,125,000	4.250%, 8/15/2024	2,160,849
	Toronto-Dominion Bank
560,000	1.562%, 12/14/2020[i]	561,624
	UBS Group Funding Jersey, Ltd.
1,930,000	2.950%, 9/24/2020[h]	1,936,394
1,158,000	4.125%, 9/24/2025[h]	1,159,651
	UnitedHealth Group, Inc.
375,000	3.350%, 7/15/2022	398,928
	USB Realty Corporation
535,000	1.769%, 12/29/2049[h,i,k]	426,662
	Voya Financial, Inc.
1,185,000	2.900%, 2/15/2018	1,203,255
	Wells Fargo & Company
780,000	1.298%, 1/30/2020[i]	772,651
1,550,000	2.550%, 12/7/2020	1,578,408

Principal Amount	Long-Term Fixed Income (28.9%)	Value
Financials (2.4%) - continued
$3,960,000	3.450%, 2/13/2023	$4,061,059
1,320,000	3.000%, 2/19/2025	1,330,716
1,500,000	4.900%, 11/17/2045	1,610,013
	Welltower, Inc.
300,000	2.250%, 3/15/2018	301,651
655,000	3.750%, 3/15/2023	654,302
740,000	4.000%, 6/1/2025	740,404

	Total	205,006,117

Foreign Government (<0.1%)
	Eksportfinans ASA
548,000	5.500%, 5/25/2016	550,964
	Export-Import Bank of Korea
765,000	2.250%, 1/21/2020	771,368
	Kommunalbanken AS
1,270,000	1.500%, 10/22/2019[h]	1,276,363

	Total	2,598,695

Mortgage-Backed Securities (8.8%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
8,000,000	3.000%, 5/1/2030[d]	8,348,125
57,995,000	3.000%, 4/1/2031[d]	60,627,428
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
48,845,000	4.000%, 4/1/2046[d]	52,130,588
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
29,475,000	3.500%, 4/1/2030[d]	31,125,892
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
7,722,643	1.733%, 7/1/2043[i]	7,881,258
7,143,037	2.025%, 7/1/2043[i]	7,359,853
7,099,796	2.070%, 8/1/2043[i]	7,326,407
304,750,000	3.500%, 4/1/2046[d]	319,523,244
163,432,500	4.000%, 4/1/2046[d]	174,617,412
87,794,000	4.500%, 4/1/2046[d]	95,530,846

	Total	764,471,053

Technology (0.5%)
	Amphenol Corporation
511,000	2.550%, 1/30/2019	515,076
	Apple, Inc.
615,000	0.917%, 5/6/2020[i]	604,819
2,676,000	3.200%, 5/13/2025	2,803,546
1,154,000	4.650%, 2/23/2046	1,259,769
	Baidu, Inc.
1,825,000	2.750%, 6/9/2019	1,846,396
	Cisco Systems, Inc.
825,000	1.135%, 3/1/2019[i]	824,738
	CommScope Technologies Finance, LLC
2,125,000	6.000%, 6/15/2025[h]	2,144,922
	Denali Borrower, LLC
2,320,000	5.625%, 10/15/2020[h]	2,447,310
	Equinix, Inc.
970,000	5.750%, 1/1/2025	1,018,500
	Fidelity National Information Services, Inc.
1,560,000	2.850%, 10/15/2018	1,585,426
1,159,000	3.625%, 10/15/2020	1,197,855

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
56

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (28.9%)	Value
Technology (0.5%) - continued
	First Data Corporation
$1,570,000	5.375%, 8/15/2023[h]	$1,609,250
	Freescale Semiconductor, Inc.
1,470,000	6.000%, 1/15/2022[h]	1,558,200
	Hewlett Packard Enterprise Company
1,520,000	2.450%, 10/5/2017[h]	1,529,924
760,000	2.850%, 10/5/2018[h]	772,762
760,000	4.400%, 10/15/2022[h]	794,031
	IMS Health, Inc.
1,497,000	6.000%, 11/1/2020[f,h]	1,538,168
	Intel Corporation
320,000	3.100%, 7/29/2022	338,313
925,000	3.700%, 7/29/2025	1,013,177
	Iron Mountain, Inc.
2,740,000	6.000%, 8/15/2023	2,877,000
	Microsoft Corporation
2,400,000	4.750%, 11/3/2055	2,667,058
2,400,000	4.200%, 11/3/2035	2,572,531
	Oracle Corporation
565,000	2.500%, 5/15/2022	576,383
1,690,000	2.950%, 5/15/2025	1,731,201
	Plantronics, Inc.
1,470,000	5.500%, 5/31/2023[h]	1,444,275
	Qualcomm, Inc.
1,158,000	3.000%, 5/20/2022	1,207,407
	Seagate HDD Cayman
1,352,000	4.875%, 6/1/2027[h]	1,017,851
	Sensata Technologies UK Financing Company plc
1,555,000	6.250%, 2/15/2026[h]	1,656,075
	Western Digital Corporation
2,930,000	10.500%, 4/1/2024[d,h]	2,937,325

	Total	44,089,288

Transportation (0.2%)
	Air Canada Pass Through Trust
514,131	3.875%, 3/15/2023[h]	498,065
	American Airlines Pass Through Trust
1,543,155	3.375%, 5/1/2027	1,504,576
	Avis Budget Car Rental, LLC
2,275,000	5.125%, 6/1/2022[f,h]	2,154,141
1,625,000	6.375%, 4/1/2024[h]	1,626,869
	Burlington Northern Santa Fe, LLC
1,320,000	5.050%, 3/1/2041	1,508,178
	Canadian Pacific Railway Company
405,000	7.125%, 10/15/2031	520,949
870,000	4.800%, 8/1/2045	890,330
	Continental Airlines, Inc.
1,100,000	6.125%, 4/29/2018	1,156,375
705,947	4.150%, 4/11/2024	728,891
	CSX Corporation
532,000	3.700%, 11/1/2023	568,053
	Delta Air Lines, Inc.
349,404	4.950%, 5/23/2019	367,748
	ERAC USA Finance, LLC
294,000	2.800%, 11/1/2018[h]	298,516
940,000	4.500%, 2/15/2045[h]	925,960
	FedEx Corporation
1,665,000	3.900%, 2/1/2035	1,611,795
	J.B. Hunt Transport Services, Inc.
510,000	3.300%, 8/15/2022	519,865
	Southwest Airlines Company
1,075,000	2.750%, 11/6/2019	1,105,839
	Virgin Australia Holdings, Ltd.
312,763	5.000%, 10/23/2023[h]	319,018

Principal Amount	Long-Term Fixed Income (28.9%)	Value
Transportation (0.2%) - continued
	XPO Logistics, Inc.
$2,270,000	6.500%, 6/15/2022[f,h]	$2,204,737

	Total	18,509,905

U.S. Government and Agencies (7.7%)
	Federal Home Loan Bank
5,000,000	0.375%, 6/24/2016	4,999,970
	Federal National Mortgage Association
540,000	6.250%, 5/15/2029	770,158
	Tennessee Valley Authority
520,000	5.250%, 9/15/2039	663,669
	U.S. Treasury Bonds
4,750,000	5.250%, 11/15/2028	6,496,737
2,975,000	4.375%, 5/15/2040	4,002,886
66,460,000	3.000%, 5/15/2042	72,161,005
50,250,000	3.625%, 2/15/2044	60,961,491
11,250,000	2.500%, 2/15/2046	10,969,189
	U.S. Treasury Bonds, TIPS
4,347,429	0.125%, 4/15/2019	4,441,229
131,964	2.375%, 1/15/2025	157,145
23,366,859	0.625%, 1/15/2026	24,428,415
93,166	2.125%, 2/15/2040	118,997
996,008	0.750%, 2/15/2042	966,621
	U.S. Treasury Notes
2,000,000	0.500%, 8/31/2016	2,000,976
2,000,000	1.000%, 8/31/2016[m]	2,004,922
25,100,000	0.625%, 10/15/2016	25,124,523
65,050,000	0.875%, 11/15/2017	65,212,625
10,000,000	0.875%, 10/15/2018	10,015,620
15,000,000	1.000%, 3/15/2019	15,058,590
112,320,000	1.500%, 10/31/2019	114,254,937
38,359,000	1.875%, 6/30/2020	39,532,248
76,185,000	1.375%, 9/30/2020	76,821,830
1,000,000	2.125%, 9/30/2021	1,040,977
2,000,000	2.125%, 6/30/2022	2,077,734
8,105,000	1.625%, 8/15/2022	8,167,368
68,135,000	2.250%, 11/15/2024	71,036,052
	U.S. Treasury Notes, TIPS
7,925,473	0.125%, 4/15/2018	8,065,714
34,798,397	0.125%, 1/15/2023	35,083,848

	Total	666,635,476

U.S. Municipals (<0.1%)
	Molina Healthcare, Inc.
2,500,000	5.375%, 11/15/2022[h]	2,568,750

	Total	2,568,750

Utilities (0.6%)
	AES Corporation
1,100,000	7.375%, 7/1/2021	1,232,000
	American Electric Power Company, Inc.
2,552,000	2.950%, 12/15/2022	2,584,311
	Arizona Public Service Company
675,000	2.200%, 1/15/2020	682,745
	Berkshire Hathaway Energy Company
495,000	2.400%, 2/1/2020	504,366
	Calpine Corporation
1,470,000	5.375%, 1/15/2023	1,424,989
	Commonwealth Edison Company
1,300,000	3.700%, 3/1/2045	1,277,825
965,000	4.350%, 11/15/2045	1,055,550

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
57

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (28.9%)	Value
Utilities (0.6%) - continued
	Consolidated Edison Company of New York, Inc.
$579,000	4.500%, 12/1/2045	$631,439
	Covanta Holding Corporation
1,200,000	7.250%, 12/1/2020	1,239,000
	DCP Midstream, LLC
1,100,000	4.750%, 9/30/2021[h]	863,143
	DTE Electric Company
965,000	3.700%, 3/15/2045	954,707
	DTE Energy Company
265,000	2.400%, 12/1/2019	267,042
	Duke Energy Corporation
1,073,000	2.100%, 6/15/2018	1,078,128
	Dynegy, Inc.
1,800,000	6.750%, 11/1/2019	1,791,000
	Edison International
1,520,000	2.950%, 3/15/2023	1,533,751
	EDP Finance BV
1,122,000	4.125%, 1/15/2020[h]	1,123,571
	Enel Finance International NV
474,000	6.250%, 9/15/2017[h]	505,758
	Energy Transfer Equity, LP
1,470,000	5.500%, 6/1/2027	1,179,675
	Eversource Energy
565,000	1.600%, 1/15/2018	562,196
	Exelon Corporation
825,000	5.100%, 6/15/2045[h]	896,693
	Exelon Generation Company, LLC
1,077,000	5.200%, 10/1/2019	1,172,887
505,000	2.950%, 1/15/2020	508,252
	ITC Holdings Corporation
294,000	4.050%, 7/1/2023	303,649
975,000	5.300%, 7/1/2043	1,001,419
	Kinder Morgan Energy Partners, LP
1,150,000	3.500%, 3/1/2021	1,106,988
	MidAmerican Energy Holdings Company
1,497,000	6.500%, 9/15/2037	1,952,104
	Monongahela Power Company
990,000	5.400%, 12/15/2043[h]	1,173,631
	MPLX LP
3,850,000	4.875%, 12/1/2024[h]	3,554,462
	National Rural Utilities Cooperative Finance Corporation
1,500,000	2.300%, 11/1/2020	1,527,111
	NextEra Energy Capital Holdings, Inc.
965,000	2.300%, 4/1/2019	970,586
	NiSource Finance Corporation
2,200,000	5.650%, 2/1/2045	2,617,404
	Northern States Power Company
1,670,000	4.125%, 5/15/2044	1,783,602
	NRG Energy, Inc.
1,100,000	6.625%, 3/15/2023	1,026,091
	Oncor Electric Delivery Company, LLC
960,000	3.750%, 4/1/2045	901,253
	Pacific Gas & Electric Company
1,301,000	5.625%, 11/30/2017	1,384,901
1,158,000	4.250%, 3/15/2046	1,230,108
	PG&E Corporation
485,000	2.400%, 3/1/2019	491,471
	PPL Capital Funding, Inc.
508,000	3.500%, 12/1/2022	527,170
1,900,000	5.000%, 3/15/2044	2,036,568
	Sempra Energy
1,640,000	6.150%, 6/15/2018	1,777,120

Principal Amount	Long-Term Fixed Income (28.9%)	Value
Utilities (0.6%) - continued
$630,000	2.400%, 3/15/2020	$632,250
	Southern California Edison Company
375,000	2.400%, 2/1/2022	378,607
	Southwestern Electric Power Company
670,000	3.900%, 4/1/2045	614,146
	Targa Resources Partners, LP
975,000	5.250%, 5/1/2023	899,437
	TransAlta Corporation
1,213,000	1.900%, 6/3/2017	1,171,532
	Williams Companies, Inc.
664,000	7.875%, 9/1/2021	614,027

	Total	52,744,665

	Total Long-Term Fixed Income (cost $2,477,454,883)	2,516,323,925

Shares	Collateral Held for Securities Loaned (1.6%)	Value
137,887,038	Thrivent Cash Management Trust	137,887,038

	Total Collateral Held for Securities Loaned (cost $137,887,038)	137,887,038

Shares or Principal Amount	Short-Term Investments (14.3%)[n]	Value
	Federal Agricultural Mortgage Corporation Discount Notes
5,300,000	0.370%, 4/4/2016[o]	5,299,837
	Federal Farm Credit Discount Notes
7,036,000	0.285%, 5/9/2016	7,033,883
	Federal Home Loan Bank Discount Notes
20,000,000	0.370%, 4/6/2016	19,998,972
68,300,000	0.366%, 4/8/2016[o]	68,295,134
45,000,000	0.365%, 4/11/2016[o]	44,995,438
9,685,000	0.360%, 4/15/2016	9,683,644
20,800,000	0.381%, 4/22/2016[o]	20,795,377
10,000,000	0.390%, 4/27/2016[o]	9,997,186
34,000,000	0.284%, 5/2/2016	33,991,673
9,600,000	0.300%, 5/3/2016	9,597,440
15,000,000	0.358%, 5/4/2016[o]	14,995,077
42,748,000	0.382%, 5/4/2016	42,733,016
5,000,000	0.290%, 5/5/2016	4,998,631
42,100,000	0.328%, 5/6/2016	42,086,557
43,000,000	0.312%, 5/10/2016	42,985,483
5,000,000	0.325%, 5/12/2016	4,998,149
39,245,000	0.320%, 5/13/2016	39,230,334
14,000,000	0.380%, 5/18/2016	13,993,055
13,400,000	0.300%, 5/19/2016	13,394,640
12,000,000	0.300%, 5/20/2016	11,995,100
10,000,000	0.270%, 5/23/2016	9,996,100
25,000,000	0.250%, 5/25/2016	24,990,625
	Federal Home Loan Mortgage Corporation Discount Notes
300,000	0.419%, 6/17/2016	299,731
14,400,000	0.400%, 7/25/2016[o]	14,381,600
	Federal National Mortgage Association Discount Notes
8,000,000	0.334%, 6/8/2016	7,994,953

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
58

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares or Principal Amount	Short-Term Investments (14.3%)[n]	Value
727,363,116	Thrivent Cash Management Trust 0.290%	$727,363,116

	Total Short-Term Investments (at amortized cost)	1,246,124,751

	Total Investments (cost $9,217,937,367) 110.1%	$9,585,304,036

	Other Assets and Liabilities, Net (10.1%)	(877,824,620)

	Total Net Assets 100.0%	$8,707,479,416

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	In bankruptcy. Interest is not being accrued.
c	All or a portion of the loan is unfunded.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	Non-income producing security.
f	All or a portion of the security is on loan.
g

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.

h

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2016, the value of these investments was $225,172,199 or 2.6% of total net assets.

i	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2016.
j	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31, 2016.
k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
l

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

m	At March 31, 2016, $130,320 of investments were segregated to cover exposure to a counterparty for margin on open mortgage-backed security transactions.
n	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Moderate Allocation Portfolio as of March 31, 2016 was $109,168,462 or 1.3% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 31, 2016.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$1,399,300
Apidos CLO XVIII, 7/22/2026	6/25/2014	1,396,500
Ares CLO, Ltd., 11/15/2025	11/26/2014	2,750,000
Ares CLO, Ltd., 10/12/2023	5/15/2015	4,400,000
Babson CLO, Ltd., 10/17/2026	8/15/2014	1,399,300
Bayview Opportunity Master Fund Trust, 7/28/2034	3/19/2015	1,245,730
Bayview Opportunity Master Fund Trust, 2/28/2035	2/27/2015	3,205,531
Betony CLO, Ltd., 4/15/2027	2/25/2015	1,260,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	1,400,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	1,398,586
CAM Mortgage, LLC, 7/15/2064	6/24/2015	1,843,196
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	1,400,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	1,400,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	1,400,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	1,400,000
CoBank ACB, 6/15/2022	10/18/2013	481,278
Digicel, Ltd., 4/15/2021	8/18/2014	3,591,159
DRB Prime Student Loan Trust, 1/25/2040	12/4/2015	1,007,153
DRB Prime Student Loan Trust, 7/25/2031	9/23/2015	1,298,058
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	1,400,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	83,136
Galaxy XX CLO, Ltd., 7/20/2027	5/20/2015	4,500,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	1,398,600
Golub Capital Partners CLO 22B, Ltd., 2/20/2027	2/6/2015	2,686,230
Golub Capital Partners CLO 23M, Ltd., 5/5/2027	5/18/2015	1,346,625
Limerock CLO III, LLC, 10/20/2026	10/16/2014	4,500,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	1,523,170
Madison Park Funding, Ltd., 8/15/2022	5/8/2015	4,250,000
Magnetite XII, Ltd., 4/15/2027	2/6/2015	4,425,000
Mountain View CLO, Ltd., 7/15/2027	5/13/2015	4,513,280
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	1,100,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	4,500,000
Oak Hill Advisors Residential Loan Trust, 1/25/2055	3/5/2015	1,856,015
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	1,400,000
OHA Loan Funding, Ltd., 10/20/2026	11/6/2014	4,488,750
OZLM VIII, Ltd., 10/17/2026	8/7/2014	1,392,020
Pretium Mortgage Credit Partners, LLC, 10/27/2030	10/6/2015	3,000,775
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	3,260,000
Shackleton VII CLO, Ltd., 4/15/2027	3/27/2015	4,500,000
Sunset Mortgage Loan Company, LLC, 9/16/2045	10/2/2015	2,833,229
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	1,360,842

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
59

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Security	Acquisition Date	Cost
Symphony CLO XV, Ltd., 10/17/2026	10/17/2014	$4,466,250
U.S. Residential Opportunity Fund III Trust, 1/27/2035	2/6/2015	1,624,818
Vericrest Opportunity Loan Transferee, 2/25/2055	2/25/2015	1,754,676
Vericrest Opportunity Loan Transferee, 10/25/2058	2/6/2015	7,074,247
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	1,397,900

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Portfolio as of March 31, 2016:

Securities Lending Transactions

Taxable Debt Security	$21,960,092
Common Stock	112,076,427

Total lending	$134,036,519
Gross amount payable upon return of collateral for securities loaned	$137,887,038

Net amounts due to counterparty	$3,850,519

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$637,285,294
Gross unrealized depreciation	(269,918,625)

Net unrealized appreciation (depreciation)	$367,366,669

Cost for federal income tax purposes	$9,217,937,367

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
60

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2016, in valuing Moderate Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	12,737,997	–	12,737,997	–
Capital Goods	2,751,489	–	2,751,489	–
Communications Services	54,597,370	–	46,611,653	7,985,717
Consumer Cyclical	30,549,528	–	27,190,304	3,359,224
Consumer Non-Cyclical	26,260,936	–	25,359,615	901,321
Energy	13,581,167	–	8,372,011	5,209,156
Financials	10,233,081	–	10,233,081	–
Technology	12,017,126	–	10,674,807	1,342,319
Transportation	3,206,782	–	–	3,206,782
Utilities	1,492,885	–	1,492,885	–
Common Stock
Consumer Discretionary	449,966,125	436,800,296	13,165,829	–
Consumer Staples	146,578,402	136,686,532	9,891,870	–
Energy	349,760,141	345,642,318	4,117,823	–
Financials	482,031,711	459,457,141	21,781,832	792,738
Health Care	358,031,396	349,473,200	8,558,196	–
Industrials	318,873,454	308,975,558	9,897,896	–
Information Technology	622,913,257	619,474,793	3,438,464	–
Materials	114,542,663	109,123,707	5,418,956	–
Telecommunications Services	23,396,124	20,371,044	3,025,080	–
Utilities	66,090,970	64,350,257	1,740,713	–
Registered Investment Companies
Affiliated Fixed Income Holdings	966,781,499	966,781,499	–	–
Affiliated Equity Holdings	1,494,153,609	1,494,153,609	–	–
Fixed Income Funds/ETFs	78,305,778	78,305,778	–	–
Equity Funds/ETFs	46,114,832	46,114,832	–	–
Long-Term Fixed Income
Asset-Backed Securities	105,229,450	–	105,229,450	–
Basic Materials	15,176,531	–	15,176,531	–
Capital Goods	52,083,912	–	52,083,912	–
Collateralized Mortgage Obligations	116,919,040	–	116,919,040	–
Commercial Mortgage-Backed Securities	100,494,521	–	100,494,521	–
Communications Services	121,582,537	–	121,582,537	–
Consumer Cyclical	70,570,106	–	70,570,106	–
Consumer Non-Cyclical	116,146,166	–	116,146,166	–
Energy	61,497,713	–	61,497,713	–
Financials	205,006,117	–	205,006,117	–
Foreign Government	2,598,695	–	2,598,695	–
Mortgage-Backed Securities	764,471,053	–	764,471,053	–
Technology	44,089,288	–	44,089,288	–
Transportation	18,509,905	–	18,509,905	–
U.S. Government and Agencies	666,635,476	–	666,635,476	–
U.S. Municipals	2,568,750	–	2,568,750	–
Utilities	52,744,665	–	52,744,665	–
Short-Term Investments	518,761,635	–	518,761,635	–

Subtotal Investments in Securities	$8,720,053,882	$5,435,710,564	$3,261,546,061	$22,797,257

Other Investments*	Total
Short-Term Investments	727,363,116
Collateral Held for Securities Loaned	137,887,038

Subtotal Other Investments	$865,250,154

Total Investments at Value	$9,585,304,036

*

In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
61

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,906,843	1,906,843	–	–

Total Asset Derivatives	$1,906,843	$1,906,843	$–	$–

Liability Derivatives
Futures Contracts	22,137,825	22,137,825	–	–

Total Liability Derivatives	$22,137,825	$22,137,825	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2016. Transfers between Levels are identified as of the end of the period.

The following table presents Moderate Allocation Portfolio’s futures contracts held as of March 31, 2016. Investments and/or cash totaling $66,350,292 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	1,148	June 2016	$149,710,049	$149,688,444	($21,605)
CBOT 2-Yr. U.S. Treasury Note	(512)	June 2016	(111,966,438)	(112,000,000)	(33,562)
CBOT 5-Yr. U.S. Treasury Note	2,777	June 2016	335,830,358	336,472,595	642,237
CBOT U.S. Long Bond	198	June 2016	32,721,690	32,558,625	(163,065)
CME E-mini S&P Mid-Cap 400 Index	(2,238)	June 2016	(308,985,696)	(322,540,560)	(13,554,864)
CME S&P 500 Index	(41)	June 2016	(20,844,246)	(21,027,875)	(183,629)
CME Ultra Long Term U.S. Treasury Bond	222	June 2016	38,431,015	38,301,938	(129,077)
Eurex Euro STOXX 50 Index	9,677	June 2016	329,917,625	321,865,602	(8,052,023)
ICE mini MSCI EAFE Index	2,430	June 2016	197,349,522	197,498,250	148,728
NYBOT NYF mini Russell 2000 Index	269	June 2016	28,732,362	29,848,240	1,115,878
Total Futures Contracts					($20,230,982)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. A summary of transactions for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at March 31, 2016	Value March 31, 2016	Income Earned January 1, 2016 - March 31, 2016
Small Cap Stock	$65,083,371	$–	$–	4,191,815	$65,119,002	$–
Mid Cap Stock	231,468,373	–	–	13,836,768	233,379,231	–
Partner Worldwide Allocation	502,110,376	–	–	55,766,496	500,805,440	–
Large Cap Value	434,477,853	–	–	27,999,217	437,028,582	–
Large Cap Stock	263,160,569	–	–	22,633,380	257,821,354	–
High Yield	150,029,163	2,162,006	–	33,993,905	154,087,574	2,162,511
Income	491,779,169	4,578,461	–	50,490,624	507,647,884	4,564,230
Limited Maturity Bond	302,550,074	1,403,106	–	31,261,123	305,046,041	1,399,688
Cash Management Trust-Collateral Investment	182,839,267	396,644,374	441,596,603	137,887,038	137,887,038	344,238
Cash Management Trust-Short Term Investment	213,007,058	951,117,537	436,761,479	727,363,116	727,363,116	424,818
Total Value and Income Earned	$2,836,505,273				$3,326,185,262	$8,895,485

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
62

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Bank Loans (2.9%)[a]	Value
Basic Materials (0.2%)
	Alpha Natural Resources, Inc., Term Loan
$1,908,335	3.500%, 5/22/2020[b]	$583,626
	Axalta Coating Systems US Holdings, Inc., Term Loan
1,430,153	3.750%, 2/1/2020	1,420,027
	Fortescue Metals Group, Ltd., Term Loan
1,433,396	4.250%, 6/30/2019	1,207,235
	Ineos US Finance, LLC, Term Loan
2,260,292	3.750%, 12/15/2020	2,220,736
	NewPage Corporation, Delayed Draw
171,500	11.000%, 7/26/2017	144,917
	NewPage Corporation, Term Loan
171,500	10.136%, 7/26/2017	144,918
852,250	0.000%, 2/11/2021[b]	124,642
	Tronox Pigments BV, Term Loan
1,830,902	4.500%, 3/19/2020	1,689,923

	Total	7,536,024

Capital Goods (0.1%)
	Accudyne Industries, LLC, Term Loan
1,145,978	4.000%, 12/13/2019[c,d]	997,001
	ADS Waste Holdings, Inc., Term Loan
989,228	3.750%, 10/9/2019	980,157
	Berry Plastics Group, Inc., Term Loan
1,655,309	3.500%, 2/8/2020	1,647,032

	Total	3,624,190

Communications Services (1.0%)
	Atlantic Broadband Penn, LLC, Term Loan
897,790	3.250%, 11/30/2019	894,145
	Birch Communication Inc., Term Loan
1,925,000	7.750%, 7/17/2020	1,665,125
	CCO Safari III, LLC, Term Loan
360,000	3.500%, 1/24/2023	360,101
	Cengage Learning Acquisitions, Term Loan
1,774,727	7.000%, 3/31/2020	1,764,593
	Charter Communications Operating, LLC, Term Loan
447,350	3.000%, 7/1/2020	445,042
	Grande Communications Networks, LLC, Term Loan
1,322,636	4.500%, 5/29/2020	1,298,934
	Hargray Communications Group, Inc., Term Loan
1,945,895	5.250%, 6/26/2019	1,933,733
	Integra Telecom Holdings, Inc., Term Loan
1,256,722	5.250%, 8/14/2020	1,181,947
405,757	9.750%, 2/12/2021	384,710
	Intelsat Jackson Holdings SA, Term Loan
650,968	3.750%, 6/30/2019[c,d]	605,980
	Level 3 Communications, Inc., Term Loan
2,540,000	4.000%, 1/15/2020	2,545,562
	Level 3 Financing, Inc., Term Loan
840,000	3.500%, 5/31/2022	837,724
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
2,585,000	4.500%, 1/7/2022	2,462,212

Principal Amount	Bank Loans (2.9%)[a]	Value
Communications Services (1.0%) - continued
	LTS Buyer, LLC, Term Loan
$1,996,953	4.000%, 4/13/2020	$1,971,991
72,737	8.000%, 4/12/2021	69,525
	McGraw-Hill Global Education Holdings, LLC, Term Loan
1,988,658	4.912%, 3/22/2019	1,980,365
	NEP Broadcasting, LLC, Term Loan
134,286	10.000%, 7/22/2020	123,207
	NEP/NCP Holdco, Inc., Term Loan
2,504,484	4.250%, 1/22/2020[c,d]	2,310,386
	NTelos, Inc., Term Loan
661,025	5.750%, 11/9/2019	656,067
	Numericable US, LLC, Term Loan
3,000,000	4.750%, 2/10/2023	2,972,820
	SBA Senior Finance II, LLC, Term Loan
1,826,200	3.250%, 6/10/2022	1,811,846
	Syniverse Holdings, Inc., Term Loan
1,543,615	4.000%, 4/23/2019	1,139,697
	TNS, Inc., Term Loan
794,448	5.000%, 2/14/2020	781,292
	Univision Communications, Inc., Term Loan
1,896,661	4.000%, 3/1/2020	1,875,912
	Virgin Media Investment Holdings, Ltd., Term Loan
1,902,132	3.500%, 6/30/2023	1,884,785
	WideOpenWest Finance, LLC, Term Loan
999,196	4.500%, 4/1/2019[c,d]	987,246
	XO Communications, LLC, Term Loan
2,075,486	4.250%, 3/20/2021	2,065,855
	Yankee Cable Acquisition, LLC, Term Loan
1,576,547	4.250%, 3/1/2020	1,567,356
	Zayo Group, LLC, Term Loan
2,639,912	3.750%, 5/6/2021	2,624,522

	Total	41,202,680

Consumer Cyclical (0.6%)
	Amaya BV, Term Loan
2,891,217	5.000%, 8/1/2021	2,650,639
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,094,626	4.250%, 8/13/2021	1,094,429
	Ceridian HCM Holding, Inc., Term Loan
574,393	4.500%, 9/15/2020	552,853
	Charter Communications Operating, LLC, Term Loan
2,188,125	3.000%, 1/3/2021	2,177,578
	Chrysler Group, LLC, Term Loan
874,087	3.500%, 5/24/2017	873,484
	Golden Nugget, Inc., Delayed Draw
246,251	5.500%, 11/21/2019	244,867
	Golden Nugget, Inc., Term Loan
574,586	5.500%, 11/21/2019	571,357
	IMG Worldwide, Inc., Term Loan
2,064,055	5.250%, 5/6/2021	2,060,195
950,000	8.250%, 5/6/2022	902,500
	J.C. Penney Corporation, Inc., Term Loan
1,955,461	6.000%, 5/22/2018	1,957,416
	Las Vegas Sands, LLC, Term Loan
1,955,000	3.250%, 12/19/2020	1,953,104

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
63

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Bank Loans (2.9%)[a]	Value
Consumer Cyclical (0.6%) - continued
	Marina District Finance Company, Inc., Term Loan
$1,598,387	6.500%, 8/15/2018	$1,595,062
	MGM Resorts International, Term Loan
1,388,363	3.500%, 12/20/2019	1,384,392
	Mohegan Tribal Gaming Authority, Term Loan
2,060,767	5.500%, 6/15/2018	1,989,939
	ROC Finance, LLC, Term Loan
955,625	5.000%, 6/20/2019	917,400
	Scientific Games International, Inc., Term Loan
3,040,785	6.000%, 10/18/2020	2,940,074
653,383	6.000%, 10/1/2021	630,822
	Seminole Indian Tribe of Florida, Term Loan
683,350	3.000%, 4/29/2020	680,788

	Total	25,176,899

Consumer Non-Cyclical (0.4%)
	Albertson’s, LLC, Term Loan
2,096,945	5.500%, 3/21/2019	2,095,771
	Catalina Marketing Corporation, Term Loan
2,510,715	4.500%, 4/9/2021	2,134,108
	CHS/Community Health Systems, Inc., Term Loan
347,617	3.741%, 12/31/2018	343,838
326,238	3.750%, 1/27/2021	320,075
600,269	4.000%, 1/27/2021	589,513
	Endo Luxembourg Finance I Co Sarl, Term Loan
1,650,863	3.750%, 9/26/2022	1,624,036
	JBS USA, LLC, Term Loan
1,508,730	3.750%, 5/25/2018	1,502,137
	Ortho-Clinical Diagnostics, Inc., Term Loan
2,343,162	4.750%, 6/30/2021	2,167,425
	Sterigenics-Nordion Holdings, LLC, Term Loan
1,079,575	4.250%, 5/16/2022	1,068,779
	Supervalu, Inc., Term Loan
2,239,067	4.500%, 3/21/2019	2,186,449
	Valeant Pharmaceuticals International, Inc., Term Loan
4,587,437	4.000%, 4/1/2022[c,d]	4,325,586

	Total	18,357,717

Energy (0.1%)
	Altice US Finance I Corporation, Term Loan
1,059,672	4.250%, 12/14/2022	1,053,547
	Arch Coal, Inc., Term Loan
2,618,289	7.500%, 5/16/2018[b]	924,046
	Energy Solutions, LLC, Term Loan
515,821	6.750%, 5/29/2020	474,556
	Expro Holdings UK 2, Ltd., Term Loan
738,750	5.750%, 9/2/2021	496,196
	Fieldwood Energy, LLC, Term Loan
879,760	3.875%, 10/1/2018	593,469
	Houston Fuel Oil Terminal, LLC, Term Loan
1,846,925	4.250%, 8/19/2021	1,662,232

Principal Amount	Bank Loans (2.9%)[a]	Value
Energy (0.1%) - continued
	McJunkin Red Man Corporation, Term Loan
$1,112,653	4.750%, 11/8/2019	$1,062,583
	Pacific Drilling SA, Term Loan
1,244,800	4.500%, 6/3/2018	387,220
	Targa Resources Partners, LP, Term Loan
158,139	5.750%, 2/27/2022	142,326

	Total	6,796,175

Financials (0.1%)
	DJO Finance, LLC, Term Loan
945,250	4.250%, 6/7/2020	923,197
	Harland Clarke Holdings Corporation, Term Loan
1,673,146	7.000%, 5/22/2018[c,d]	1,641,775
	MoneyGram International, Inc., Term Loan
1,784,800	4.250%, 3/27/2020	1,666,557
	WaveDivision Holdings, LLC, Term Loan
2,433,262	4.000%, 10/15/2019	2,408,930

	Total	6,640,459

Technology (0.2%)
	Avago Technologies Cayman Finance, Ltd., Term Loan
1,680,000	4.250%, 2/1/2023	1,670,642
	First Data Corporation, Term Loan
1,687,222	3.932%, 3/23/2018	1,682,582
1,040,000	3.932%, 9/24/2018	1,037,837
400,353	0.000%, 3/24/2021[c,d]	399,352
600,000	4.182%, 7/8/2022	595,800
	NXP BV, Term Loan
1,246,875	3.750%, 12/7/2020	1,248,820
	SS&C European Holdings SARL, Term Loan
636,547	4.007%, 7/8/2022	637,445
92,272	4.018%, 7/8/2022	92,402

	Total	7,364,880

Transportation (0.1%)
	OSG Bulk Ships, Inc., Term Loan
1,072,200	5.250%, 8/5/2019	964,980
	United Airlines, Inc., Term Loan
1,115,500	3.250%, 4/1/2019	1,110,480
	XPO Logistics, Inc., Term Loan
2,389,012	5.500%, 11/1/2021	2,394,985

	Total	4,470,445

Utilities (0.1%)
	Calpine Corporation, Term Loan
2,012,025	4.000%, 10/9/2019	2,001,965
243,135	4.000%, 10/31/2020	240,856
334,571	3.500%, 5/27/2022	329,813
	Intergen NV, Term Loan
870,387	5.500%, 6/15/2020	776,821

	Total	3,349,455

	Total Bank Loans (cost $132,699,821)	124,518,924

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
64

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (41.5%)	Value
Asset-Backed Securities (1.6%)
	Access Group, Inc.
$1,153,591	0.933%, 2/25/2036[e,f]	$1,115,891
	Ares CLO, Ltd.
2,800,000	1.911%, 10/12/2023*,f	2,781,399
1,500,000	2.098%, 11/15/2025*,f	1,492,253
	BA Credit Card Trust
1,100,000	0.816%, 6/15/2021[f]	1,099,120
	Bayview Opportunity Master Fund Trust
1,924,298	3.721%, 2/28/2035*	1,923,256
1,090,105	3.721%, 7/28/2035[e,g]	1,086,826
	Betony CLO, Ltd.
750,000	2.132%, 4/15/2027*,f	741,652
	CAM Mortgage, LLC
1,105,917	3.500%, 7/15/2064*,g	1,106,909
	Capital One Multi-Asset Execution Trust
1,350,000	0.816%, 1/18/2022[f]	1,347,940
	Chase Issuance Trust
850,000	1.590%, 2/18/2020	856,446
1,625,000	1.620%, 7/15/2020	1,638,285
	Chesapeake Funding, LLC
965,303	0.891%, 1/7/2025[e,f]	963,418
	Countrywide Asset-Backed Certificates
917,687	5.530%, 4/25/2047	1,021,929
	DRB Prime Student Loan Trust
865,511	3.170%, 7/25/2031*	859,449
938,873	3.200%, 1/25/2040*	930,681
	Edlinc Student Loan Funding Trust
898,209	3.435%, 10/1/2025*,f	903,502
	FirstEnergy Ohio PIRB Special Purpose Trust
365,787	0.679%, 1/15/2019	364,921
	Ford Credit Auto Owner Trust
810,000	2.260%, 11/15/2025[e]	820,619
	Golden Credit Card Trust
1,000,000	0.866%, 9/15/2018[e,f]	1,000,000
	GoldenTree Loan Opportunities IX, Ltd.
825,000	2.128%, 10/29/2026*,f	816,717
	Golub Capital Partners CLO 23M, Ltd.
800,000	2.106%, 5/5/2027*,f	790,515
	Lehman XS Trust
3,600,152	5.440%, 8/25/2035[g]	3,137,516
	Morgan Stanley Bank of America Merrill Lynch Trust
3,400,000	3.176%, 8/15/2045	3,554,915
3,400,000	3.246%, 12/15/2047	3,519,718
	Morgan Stanley Capital, Inc.
1,830,581	0.583%, 2/25/2037[f]	926,530
	OneMain Financial Issuance Trust
1,750,000	4.100%, 3/20/2028[e]	1,761,077
	OZLM VIII, Ltd.
825,000	2.060%, 10/17/2026*,f	817,764
	Pretium Mortgage Credit Partners, LLC
1,840,795	4.125%, 10/27/2030*	1,830,052
	Race Point IX CLO, Ltd.
1,925,000	2.132%, 4/15/2027*,f	1,897,969
	Renaissance Home Equity Loan Trust
5,444,470	6.011%, 5/25/2036[g]	3,684,413
2,418,768	5.580%, 11/25/2036[g]	1,229,245

Principal Amount	Long-Term Fixed Income (41.5%)	Value
Asset-Backed Securities (1.6%) - continued
	SLM Student Loan Trust
$1,462,174	1.036%, 8/15/2022[e,f]	$1,457,712
595,145	1.019%, 4/25/2023[e,f]	594,112
1,350,000	1.486%, 5/17/2027[e,f]	1,338,999
	SoFi Professional Loan Program, LLC
1,939,389	2.420%, 3/25/2030[e]	1,915,876
	Sunset Mortgage Loan Company, LLC
1,618,988	4.459%, 9/16/2045*,g	1,619,628
	U.S. Small Business Administration
384,598	3.191%, 3/10/2024	403,816
	Vericrest Opportunity Loan Transferee
4,852,549	3.375%, 10/25/2058*,g	4,785,259
2,350,660	3.500%, 6/26/2045[e]	2,322,533
2,511,260	3.500%, 6/26/2045[e,g]	2,469,509
1,872,188	3.625%, 7/25/2045[e,g]	1,858,879
1,071,780	3.500%, 2/25/2055*,g	1,065,463
	Volvo Financial Equipment, LLC
81,623	0.740%, 3/15/2017[e]	81,610
	World Financial Network Credit Card Master Trust
1,950,000	0.910%, 3/16/2020	1,949,977

	Total	67,884,300

Basic Materials (0.3%)
	Albemarle Corporation
230,000	3.000%, 12/1/2019	231,377
	Anglo American plc
1,777,000	3.625%, 5/14/2020[e,h]	1,520,436
	ArcelorMittal SA
1,300,000	6.500%, 3/1/2021[h]	1,280,500
	Corporacion Nacional del Cobre de Chile
1,135,000	4.500%, 9/16/2025[e,h]	1,156,784
	First Quantum Minerals, Ltd.
847,000	6.750%, 2/15/2020[e]	580,195
847,000	7.000%, 2/15/2021[e]	567,490
	Georgia-Pacific, LLC
535,000	2.539%, 11/15/2019[e]	537,199
	Glencore Funding, LLC
395,000	1.680%, 4/16/2018[e,f]	355,500
	Novelis, Inc.
790,000	8.375%, 12/15/2017	803,430
1,080,000	8.750%, 12/15/2020	1,090,044
	Sappi Papier Holding GmbH
1,370,000	6.625%, 4/15/2021[e]	1,416,813
	Xstrata Finance Canada, Ltd.
1,130,000	2.700%, 10/25/2017[e]	1,107,400
	Yamana Gold, Inc.
890,000	4.950%, 7/15/2024	752,050

	Total	11,399,218

Capital Goods (0.9%)
	AECOM
2,080,000	5.875%, 10/15/2024	2,142,400
	Aircastle, Ltd.
1,915,000	5.000%, 4/1/2023	1,924,575
	Ball Corporation
1,000,000	4.375%, 12/15/2020	1,040,625
	Building Materials Corporation of America
1,575,000	6.000%, 10/15/2025[e]	1,665,563
	Case New Holland, Inc.
1,100,000	7.875%, 12/1/2017	1,182,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
65

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (41.5%)	Value
Capital Goods (0.9%) - continued
	Cemex Finance, LLC
$2,030,000	9.375%, 10/12/2017[e]	$2,233,000
	CNH Industrial Capital, LLC
800,000	4.375%, 11/6/2020[h]	786,000
	Crown Americas Capital Corporation IV
1,450,000	4.500%, 1/15/2023	1,479,000
	General Electric Company
1,422,000	5.000%, 12/29/2049[i]	1,464,660
	HD Supply, Inc.
1,955,000	5.750%, 4/15/2024[d,e]	2,008,763
	Huntington Ingalls Industries, Inc.
2,025,000	5.000%, 11/15/2025[e]	2,118,656
	L-3 Communications Corporation
992,000	1.500%, 5/28/2017	988,600
	Lockheed Martin Corporation
892,000	2.500%, 11/23/2020	913,642
1,024,000	4.500%, 5/15/2036	1,101,489
	Martin Marietta Materials, Inc.
750,000	1.729%, 6/30/2017[f]	743,120
	Newell Rubbermaid, Inc.
528,000	2.600%, 3/29/2019	535,678
748,000	5.500%, 4/1/2046	812,624
	Northrop Grumman Corporation
1,010,000	3.850%, 4/15/2045	999,471
	Owens-Brockway Glass Container, Inc.
2,205,000	5.000%, 1/15/2022[e]	2,254,789
	Pentair Finance SA
1,100,000	2.900%, 9/15/2018	1,103,155
	Reynolds Group Issuer, Inc.
1,612,019	5.750%, 10/15/2020	1,654,334
	Roper Industries, Inc.
1,316,000	2.050%, 10/1/2018	1,328,611
	Standard Industries, Inc.
675,000	5.500%, 2/15/2023[e]	690,188
	Textron, Inc.
680,000	5.600%, 12/1/2017	714,507
825,000	7.250%, 10/1/2019	944,275
545,000	5.950%, 9/21/2021	618,076
	United Rentals North America, Inc.
2,900,000	5.500%, 7/15/2025	2,884,891
	Waste Management, Inc.
260,000	3.125%, 3/1/2025	266,456

	Total	36,599,648

Collateralized Mortgage Obligations (1.8%)
	Alm Loan Funding CLO
825,000	2.050%, 10/17/2026*,f	817,057
	Alternative Loan Trust
1,642,612	6.000%, 6/25/2036	1,399,448
	Apidos CLO XVIII
825,000	2.033%, 7/22/2026*,f	813,207
	Babson CLO, Ltd.
825,000	2.010%, 10/17/2026*,f	810,015
	BCAP, LLC Trust
2,103,078	0.613%, 3/25/2037[f]	1,742,706
	Birchwood Park CLO, Ltd.
825,000	2.062%, 7/15/2026*,f	817,967
	BlueMountain CLO, Ltd.
825,000	2.102%, 10/15/2026*,f	821,062
	Carlyle Global Market Strategies CLO, Ltd.
825,000	1.920%, 7/20/2023*,f	820,070
825,000	2.122%, 10/15/2026*,f	819,181

Principal Amount	Long-Term Fixed Income (41.5%)	Value
Collateralized Mortgage Obligations (1.8%) - continued
	Cent CLO 16, LP
$825,000	1.866%, 8/1/2024*,f	$821,725
	Cent CLO 22, Ltd.
825,000	2.100%, 11/7/2026*,f	798,775
	Citigroup Mortgage Loan Trust, Inc.
510,744	5.500%, 11/25/2035	484,362
	CitiMortgage Alternative Loan Trust
1,706,175	5.750%, 4/25/2037	1,435,510
	Countrywide Alternative Loan Trust
2,095,553	2.652%, 10/25/2035	1,834,713
1,009,887	6.500%, 8/25/2036	737,711
333,768	6.000%, 1/25/2037	318,194
3,385,915	5.500%, 5/25/2037	2,864,320
2,196,933	7.000%, 10/25/2037	1,581,770
	Countrywide Home Loans, Inc.
620,669	5.750%, 4/25/2037	554,513
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
167,995	5.500%, 10/25/2021	162,161
490,137	6.000%, 10/25/2021	428,587
	Dryden 34 Senior Loan Fund CLO
825,000	2.052%, 10/15/2026*,f	817,662
	Federal Home Loan Mortgage Corporation
7,674,327	3.000%, 4/15/2028[j]	746,209
5,353,372	3.000%, 2/15/2033[j]	646,507
	Federal National Mortgage Association
10,939,013	3.500%, 1/25/2033[j]	1,422,999
	Galaxy XX CLO, Ltd.
2,650,000	2.074%, 7/20/2027*,f	2,611,402
	Golub Capital Partners CLO 22B, Ltd.
1,575,000	2.098%, 2/20/2027*,f	1,557,105
	Greenpoint Mortgage Funding Trust
1,261,973	0.633%, 10/25/2045[f]	974,037
	HomeBanc Mortgage Trust
1,011,670	2.337%, 4/25/2037	755,508
	IndyMac INDX Mortgage Loan Trust
2,296,352	1.073%, 7/25/2045[f]	1,847,538
	J.P. Morgan Mortgage Trust
160,052	2.663%, 10/25/2036	143,006
2,503,222	0.813%, 1/25/2037[f]	1,485,683
2,795,575	6.250%, 8/25/2037	2,124,755
	Limerock CLO III, LLC
2,500,000	2.154%, 10/20/2026*,f	2,418,633
	Madison Park Funding XIV CLO, Ltd.
900,000	2.074%, 7/20/2026*,f	894,775
	Madison Park Funding, Ltd.
2,975,000	1.908%, 8/15/2022*,f	2,956,905
	Magnetite XII, Ltd.
2,600,000	2.122%, 4/15/2027*,f	2,565,412
	MASTR Alternative Loans Trust
421,786	6.500%, 7/25/2034	430,589
1,842,417	0.883%, 12/25/2035[f]	873,897
	Merrill Lynch Alternative Note Asset Trust
389,406	6.000%, 3/25/2037	341,670
	Mountain View CLO, Ltd.
2,625,000	2.082%, 7/15/2027*,f	2,534,462
	Neuberger Berman CLO, Ltd.
700,000	2.089%, 8/4/2025*,f	694,437
	NZCG Funding CLO, Ltd.
2,650,000	2.171%, 4/27/2027*,f	2,630,695

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
66

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (41.5%)	Value
Collateralized Mortgage Obligations (1.8%) - continued
	Octagon Investment Partners XX CLO, Ltd.
$825,000	2.058%, 8/12/2026*,f	$816,925
	OHA Loan Funding, Ltd.
2,500,000	2.154%, 10/20/2026*,f	2,463,130
	Residential Accredit Loans, Inc. Trust
725,757	5.750%, 9/25/2035	644,204
4,277,100	0.613%, 11/25/2036[f]	3,043,392
	Residential Asset Securitization Trust
2,911,441	0.813%, 8/25/2037[f]	808,714
	Sequoia Mortgage Trust
2,695,639	2.919%, 9/20/2046	2,149,402
	Shackleton VII CLO, Ltd.
2,650,000	2.162%, 4/15/2027*,f	2,622,696
	Symphony CLO VIII, Ltd.
801,925	1.717%, 1/9/2023*,f	798,616
	Symphony CLO XV, Ltd.
2,500,000	2.070%, 10/17/2026*,f	2,474,958
	Voya CLO 3, Ltd.
825,000	2.039%, 7/25/2026*,f	817,026
	WaMu Mortgage Pass Through Certificates
401,693	2.432%, 9/25/2036	359,973
381,324	2.454%, 10/25/2036	328,111
1,257,276	2.193%, 11/25/2036	1,081,864
1,882,512	1.975%, 1/25/2037	1,573,184
	Washington Mutual Mortgage Pass Through Certificates
3,555,369	1.101%, 2/25/2047[f]	2,471,899

	Total	74,811,034

Commercial Mortgage-Backed Securities (1.5%)
	Commercial Mortgage Pass-Through Certificates
2,340,000	1.488%, 6/8/2030[e,f]	2,324,543
	Credit Suisse First Boston Mortgage Securities
4,600,000	5.542%, 1/15/2049	4,682,631
	Credit Suisse Mortgage Capital Certificates
3,300,000	5.509%, 9/15/2039	3,328,054
	Federal National Mortgage Association
1,016,479	1.272%, 1/25/2017	1,016,247
	Greenwich Capital Commercial Funding Corporation
3,100,000	5.867%, 12/10/2049	3,187,500
	GS Mortgage Securities Trust
4,000,000	3.666%, 9/10/2047	4,253,331
4,025,000	3.506%, 10/10/2048	4,221,994
4,200,000	3.734%, 11/10/2048	4,498,602
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,750,000	3.507%, 5/15/2045	1,872,011
2,300,000	5.699%, 2/12/2049	2,348,609
	JPMBB Commercial Mortgage Securities Trust
2,850,000	3.231%, 1/15/2048	2,956,303
4,025,000	3.598%, 11/15/2048	4,247,301
	Morgan Stanley Bank of America Merrill Lynch Trust
4,100,000	3.753%, 12/15/2047	4,385,300
4,050,000	3.635%, 10/15/2048	4,292,761

Principal Amount	Long-Term Fixed Income (41.5%)	Value
Commercial Mortgage-Backed Securities (1.5%) - continued
	Morgan Stanley Capital, Inc.
$4,150,000	5.406%, 3/15/2044	$4,280,121
	SCG Trust
700,000	1.836%, 11/15/2026e,[f]	695,693
	UBS Commercial Mortgage Trust
5,100,000	3.400%, 5/10/2045	5,378,690
	Wells Fargo Commercial Mortgage Trust
2,500,000	3.617%, 9/15/2057	2,654,513
2,250,000	3.839%, 9/15/2058	2,424,232
	WFRBS Commercial Mortgage Trust
2,800,000	2.870%, 11/15/2045	2,881,206

	Total	65,929,642

Communications Services (2.0%)
	21st Century Fox America, Inc.
1,140,000	6.900%, 3/1/2019	1,297,044
	Altice Financing SA
1,675,000	6.625%, 2/15/2023[e]	1,679,187
	AMC Networks, Inc.
3,035,000	5.000%, 4/1/2024	3,046,381
	America Movil SAB de CV
750,000	1.632%, 9/12/2016[f]	749,702
829,000	5.000%, 10/16/2019	909,924
	American Tower Corporation
105,000	2.800%, 6/1/2020	105,534
1,280,000	3.300%, 2/15/2021	1,301,916
700,000	3.450%, 9/15/2021	715,780
	AT&T, Inc.
600,000	5.875%, 10/1/2019	678,142
360,000	1.559%, 6/30/2020[f]	356,327
963,000	3.875%, 8/15/2021	1,024,746
805,000	3.000%, 6/30/2022	816,705
1,792,000	6.350%, 3/15/2040	2,078,815
950,000	5.550%, 8/15/2041	1,019,723
1,000,000	5.150%, 3/15/2042	1,007,952
546,000	4.750%, 5/15/2046	532,600
	British Sky Broadcasting Group plc
880,000	2.625%, 9/16/2019[e]	889,132
	CBS Corporation
780,000	4.000%, 1/15/2026	814,711
	CCO Holdings, LLC
1,500,000	7.375%, 6/1/2020	1,560,937
2,100,000	5.875%, 4/1/2024[e]	2,199,750
	CCO Safari II, LLC
1,010,000	6.834%, 10/23/2055[e]	1,089,956
630,000	3.579%, 7/23/2020[e]	643,757
1,070,000	4.908%, 7/23/2025[e]	1,128,653
	CenturyLink, Inc.
1,630,000	6.450%, 6/15/2021	1,651,386
395,000	7.500%, 4/1/2024[d]	395,988
	Clear Channel Worldwide Holdings, Inc.
2,240,000	6.500%, 11/15/2022	2,228,800
	Columbus International, Inc.
2,015,000	7.375%, 3/30/2021[e]	2,145,975
	Comcast Corporation
875,000	2.750%, 3/1/2023	904,197
2,190,000	4.400%, 8/15/2035	2,372,668
418,000	4.650%, 7/15/2042	464,967
1,552,000	4.750%, 3/1/2044	1,750,611
	Cox Communications, Inc.
476,000	9.375%, 1/15/2019[e]	558,812
800,000	3.850%, 2/1/2025[e]	771,704

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
67

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (41.5%)	Value
Communications Services (2.0%) - continued
	Crown Castle International Corporation
$1,183,000	3.400%, 2/15/2021	$1,200,629
1,270,000	5.250%, 1/15/2023	1,370,012
	Crown Castle Towers, LLC
480,000	4.174%, 8/15/2017[e]	492,527
	Digicel, Ltd.
2,725,000	6.000%, 4/15/2021*	2,438,875
	Dish DBS Corporation
1,905,000	5.875%, 7/15/2022	1,804,987
	FairPoint Communications, Inc.
1,565,000	8.750%, 8/15/2019[e]	1,482,837
	Frontier Communications Corporation
2,270,000	8.875%, 9/15/2020[e]	2,357,963
	Hughes Satellite Systems Corporation
1,350,000	6.500%, 6/15/2019	1,486,687
	Level 3 Communications, Inc.
2,080,000	5.375%, 1/15/2024[e]	2,106,000
	Level 3 Financing, Inc.
700,000	5.375%, 5/1/2025	708,750
	McGraw Hill Financial, Inc.
1,024,000	3.300%, 8/14/2020	1,059,339
	McGraw-Hill Global Education Holdings, LLC
1,925,000	9.750%, 4/1/2021	2,088,625
	Numericable-SFR
2,455,000	6.000%, 5/15/2022[e]	2,393,625
	Omnicom Group, Inc.
530,000	3.600%, 4/15/2026[d]	542,909
	Quebecor Media, Inc.
1,375,000	5.750%, 1/15/2023	1,416,250
	SES Global Americas Holdings GP
620,000	2.500%, 3/25/2019[e]	611,870
	Sprint Communications, Inc.
1,350,000	9.000%, 11/15/2018[e]	1,414,125
	Sprint Corporation
1,405,000	7.625%, 2/15/2025	1,043,213
	Telefonica Emisiones SAU
858,000	3.192%, 4/27/2018	880,257
	Time Warner Entertainment Company, LP
1,341,000	8.375%, 3/15/2023	1,714,615
	Time Warner, Inc.
1,982,000	3.600%, 7/15/2025	2,034,420
780,000	6.250%, 3/29/2041	901,607
	T-Mobile USA, Inc.
2,520,000	6.125%, 1/15/2022	2,601,900
	Unitymedia Hessen GmbH & Company KG
875,000	5.500%, 1/15/2023[e]	896,875
	Univision Communications, Inc.
970,000	5.125%, 5/15/2023[e]	965,150
500,000	5.125%, 2/15/2025[e]	493,750
	UPCB Finance V, Ltd.
1,350,000	7.250%, 11/15/2021[e]	1,427,625
	Verizon Communications, Inc.
590,000	1.412%, 6/17/2019[f]	588,597
1,655,000	3.000%, 11/1/2021	1,719,581
2,304,000	5.150%, 9/15/2023	2,659,307
508,000	5.050%, 3/15/2034	550,602
859,000	4.272%, 1/15/2036	854,698

Principal Amount	Long-Term Fixed Income (41.5%)	Value
Communications Services (2.0%) - continued
$1,796,000	4.522%, 9/15/2048	$1,799,055

	Total	84,999,744

Consumer Cyclical (1.1%)
	Automatic Data Processing, Inc.
375,000	3.375%, 9/15/2025	400,904
	Cinemark USA, Inc.
1,195,000	4.875%, 6/1/2023[e]	1,205,098
1,500,000	4.875%, 6/1/2023	1,512,675
	CVS Health Corporation
235,000	2.250%, 8/12/2019	240,884
1,900,000	4.875%, 7/20/2035	2,118,441
508,000	6.125%, 9/15/2039	642,403
	Delphi Automotive plc
1,280,000	3.150%, 11/19/2020	1,306,821
	eBay, Inc.
520,000	2.500%, 3/9/2018	528,434
	Ford Motor Company
515,000	7.450%, 7/16/2031	670,963
	Ford Motor Credit Company, LLC
1,150,000	5.000%, 5/15/2018	1,214,314
950,000	2.551%, 10/5/2018	953,287
1,000,000	2.943%, 1/8/2019	1,015,428
	General Motors Company
500,000	6.600%, 4/1/2036	550,195
992,000	6.250%, 10/2/2043	1,059,498
	General Motors Financial Company, Inc.
1,500,000	3.250%, 5/15/2018	1,524,965
770,000	3.700%, 11/24/2020	784,717
512,000	4.200%, 3/1/2021	528,833
1,240,000	4.300%, 7/13/2025	1,227,351
500,000	5.250%, 3/1/2026	522,963
	Hilton Worldwide Finance, LLC
2,275,000	5.625%, 10/15/2021	2,357,355
	Home Depot, Inc.
536,000	2.625%, 6/1/2022	554,457
640,000	3.000%, 4/1/2026	671,855
	Hyundai Capital America
768,000	2.400%, 10/30/2018[e]	773,124
768,000	3.000%, 10/30/2020[e]	779,654
	Jaguar Land Rover Automotive plc
1,500,000	5.625%, 2/1/2023[e,h]	1,541,250
	KB Home
1,141,000	4.750%, 5/15/2019	1,136,721
	L Brands, Inc.
1,500,000	5.625%, 2/15/2022	1,634,130
	Lennar Corporation
1,500,000	4.125%, 12/1/2018	1,530,000
1,485,000	4.875%, 12/15/2023	1,485,000
	Live Nation Entertainment, Inc.
1,500,000	5.375%, 6/15/2022[e]	1,526,250
	McDonald’s Corporation
730,000	2.750%, 12/9/2020	756,081
	MGM Resorts International
2,115,000	6.000%, 3/15/2023[h]	2,189,025
	PulteGroup, Inc.
1,985,000	4.250%, 3/1/2021	2,014,775
	Rite Aid Corporation
1,985,000	6.125%, 4/1/2023[e]	2,104,100
	Six Flags Entertainment Corporation
1,935,000	5.250%, 1/15/2021[e]	1,988,212
	Toll Brothers Finance Corporation
580,000	8.910%, 10/15/2017	635,100
432,000	4.000%, 12/31/2018	447,120

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
68

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (41.5%)	Value
Consumer Cyclical (1.1%) - continued
	West Corporation
$2,420,000	5.375%, 7/15/2022[e]	$2,219,866
	ZF North America Capital, Inc.
2,175,000	4.500%, 4/29/2022[e]	2,218,500

	Total	46,570,749

Consumer Non-Cyclical (1.9%)
	AbbVie, Inc.
920,000	2.500%, 5/14/2020	936,626
650,000	3.600%, 5/14/2025	682,316
	Actavis Funding SCS
792,000	3.800%, 3/15/2025	824,269
1,620,000	4.550%, 3/15/2035	1,669,102
2,376,000	4.850%, 6/15/2044	2,530,293
	Altria Group, Inc.
2,100,000	2.850%, 8/9/2022	2,169,201
	Amgen, Inc.
330,000	2.125%, 5/1/2020	334,044
512,000	2.700%, 5/1/2022	521,820
475,000	3.125%, 5/1/2025	481,217
	Anheuser-Busch Inbev Finance, Inc.
550,000	1.879%, 2/1/2021[f]	559,728
768,000	3.650%, 2/1/2026	807,639
2,560,000	4.700%, 2/1/2036	2,766,602
	B&G Foods, Inc.
1,055,000	4.625%, 6/1/2021	1,068,188
	BAT International Finance plc
480,000	1.144%, 6/15/2018[e,f]	476,701
	Becton, Dickinson and Company
1,331,000	6.375%, 8/1/2019	1,516,762
	Biogen, Inc.
810,000	3.625%, 9/15/2022	856,734
	Boston Scientific Corporation
435,000	6.000%, 1/15/2020	491,022
1,030,000	4.125%, 10/1/2023	1,080,096
525,000	3.850%, 5/15/2025	544,417
	Bunge Limited Finance Corporation
762,000	8.500%, 6/15/2019	885,141
590,000	3.500%, 11/24/2020	598,718
	Cardinal Health, Inc.
260,000	1.950%, 6/15/2018	261,215
402,000	4.900%, 9/15/2045	425,682
	Celgene Corporation
1,185,000	2.875%, 8/15/2020	1,220,499
260,000	3.550%, 8/15/2022	272,604
1,185,000	5.000%, 8/15/2045	1,281,381
	Centene Escrow Corporation
2,100,000	5.625%, 2/15/2021[e]	2,189,250
	CHS/Community Health Systems, Inc.
2,200,000	7.125%, 7/15/2020[h]	2,079,000
	Church & Dwight Company, Inc.
310,000	2.450%, 12/15/2019	313,681
	Cigna Corporation
775,000	5.375%, 2/15/2042	852,033
	EMD Finance, LLC
515,000	0.992%, 3/17/2017[e,f]	513,187
1,128,000	2.950%, 3/19/2022[e]	1,151,365
	Endo Finance, LLC
750,000	6.000%, 2/1/2025[e]	703,125
	Energizer Holdings, Inc.
1,900,000	5.500%, 6/15/2025[e]	1,909,500
	Envision Healthcare Corporation
2,205,000	5.125%, 7/1/2022[e]	2,238,075

Principal Amount	Long-Term Fixed Income (41.5%)	Value
Consumer Non-Cyclical (1.9%) - continued
	Express Scripts Holding Company
$512,000	3.900%, 2/15/2022	$533,826
1,240,000	4.500%, 2/25/2026	1,283,855
	Fresenius Medical Care US Finance II, Inc.
1,500,000	5.875%, 1/31/2022[e]	1,647,750
	Gilead Sciences, Inc.
260,000	2.550%, 9/1/2020	267,752
	Grifols Worldwide Operations, Ltd.
2,235,000	5.250%, 4/1/2022	2,296,463
	H. J. Heinz Company
1,000,000	3.500%, 7/15/2022[e]	1,049,484
	HCA, Inc.
1,450,000	3.750%, 3/15/2019	1,485,380
200,000	4.750%, 5/1/2023	203,500
1,070,000	5.250%, 6/15/2026	1,096,750
	Imperial Tobacco Finance plc
1,250,000	2.950%, 7/21/2020[e]	1,285,013
	JBS USA, LLC
1,450,000	5.750%, 6/15/2025[e]	1,268,750
	Johnson & Johnson
1,290,000	3.700%, 3/1/2046	1,354,403
	Kraft Foods Group, Inc.
1,070,000	5.000%, 6/4/2042	1,164,742
	Laboratory Corporation of America Holdings
360,000	2.625%, 2/1/2020	361,512
	LifePoint Health, Inc.
1,500,000	5.500%, 12/1/2021	1,567,500
	McKesson Corporation
1,024,000	3.796%, 3/15/2024	1,068,935
650,000	4.883%, 3/15/2044	690,801
	Mead Johnson Nutrition Company
512,000	3.000%, 11/15/2020	526,138
	Medco Health Solutions, Inc.
550,000	7.125%, 3/15/2018	604,715
	Medtronic plc
2,570,000	4.375%, 3/15/2035	2,782,351
	Merck & Company, Inc.
385,000	0.996%, 2/10/2020[f]	383,093
260,000	3.700%, 2/10/2045	264,584
	Mondelez International, Inc.
418,000	1.136%, 2/1/2019[f]	411,994
	Mylan NV
1,020,000	3.000%, 12/15/2018[e]	1,033,998
400,000	3.750%, 12/15/2020[e]	409,266
	PepsiCo, Inc.
1,032,000	2.850%, 2/24/2026	1,058,814
	Perrigo Finance Unlimited Company
1,605,000	3.500%, 3/15/2021	1,644,705
	Quintiles Transnational Holdings, Inc.
500,000	4.875%, 5/15/2023[e]	512,950
	Reynolds American, Inc.
604,000	2.300%, 8/21/2017	612,068
1,563,000	5.700%, 8/15/2035	1,827,875
	Roche Holdings, Inc.
768,000	4.000%, 11/28/2044[e]	831,712
	SABMiller Holdings, Inc.
536,000	3.750%, 1/15/2022[e]	568,645
	Safeway, Inc.
58,000	3.400%, 12/1/2016	58,000
	Spectrum Brands Escrow Corporation
640,000	6.375%, 11/15/2020	673,920

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
69

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (41.5%)	Value
Consumer Non-Cyclical (1.9%) - continued
	Spectrum Brands, Inc.
$1,065,000	5.750%, 7/15/2025	$1,131,563
	Tenet Healthcare Corporation
2,500,000	8.125%, 4/1/2022	2,571,875
	TreeHouse Foods, Inc.
970,000	4.875%, 3/15/2022	991,825
	UnitedHealth Group, Inc.
1,370,000	4.625%, 7/15/2035	1,529,438
	VRX Escrow Corporation
3,245,000	6.125%, 4/15/2025[e,h]	2,498,650

	Total	78,765,828

Energy (1.1%)
	Anadarko Petroleum Corporation
755,000	4.850%, 3/15/2021	763,008
	Antero Resources Corporation
1,775,000	5.125%, 12/1/2022	1,610,813
	Boardwalk Pipelines, Ltd.
888,000	5.875%, 11/15/2016	890,078
	BP Capital Markets plc
1,003,000	3.062%, 3/17/2022	1,022,205
1,560,000	3.535%, 11/4/2024	1,593,782
	Buckeye Partners, LP
846,000	2.650%, 11/15/2018	839,971
	Cameron International Corporation
1,150,000	4.000%, 12/15/2023	1,173,305
	Canadian Natural Resources, Ltd.
1,005,000	3.450%, 11/15/2021	930,268
680,000	6.250%, 3/15/2038	625,484
	CNOOC Nexen Finance
762,000	1.625%, 4/30/2017	760,435
	CNPC General Capital, Ltd.
446,000	2.750%, 4/19/2017[e]	451,152
	Columbia Pipeline Group, Inc.
995,000	2.450%, 6/1/2018[e]	985,006
	Concho Resources, Inc.
1,310,000	6.500%, 1/15/2022	1,306,725
1,412,019	5.500%, 10/1/2022	1,387,309
	ConocoPhillips Company
660,000	4.200%, 3/15/2021	689,248
772,000	5.950%, 3/15/2046	830,488
	Crestwood Midstream Partners, LP
850,000	6.125%, 3/1/2022	637,500
	Devon Energy Corporation
765,000	3.250%, 5/15/2022[h]	644,122
512,000	5.850%, 12/15/2025[h]	494,202
	Enbridge Energy Partners, LP
1,280,000	4.375%, 10/15/2020	1,239,805
	Enbridge, Inc.
400,000	1.083%, 6/2/2017f,[h]	383,400
	Energy Transfer Partners, LP
2,084,000	4.650%, 6/1/2021	2,002,497
765,000	4.900%, 3/15/2035	605,689
	Enterprise Products Operating, LLC
1,200,000	5.250%, 1/31/2020	1,298,094
758,000	5.100%, 2/15/2045	735,726
	EQT Corporation
500,000	5.150%, 3/1/2018	499,393
754,000	8.125%, 6/1/2019	812,507
	Exxon Mobil Corporation
420,000	4.114%, 3/1/2046	445,326
	Kinder Morgan, Inc.
714,000	5.300%, 12/1/2034	614,538
510,000	5.550%, 6/1/2045	453,251

Principal Amount	Long-Term Fixed Income (41.5%)	Value
Energy (1.1%) - continued
	Magellan Midstream Partners, LP
$170,000	5.000%, 3/1/2026	$183,843
255,000	4.200%, 3/15/2045	213,303
	Marathon Oil Corporation
1,350,000	2.700%, 6/1/2020[h]	1,145,614
	Marathon Petroleum Corporation
375,000	3.400%, 12/15/2020	368,843
500,000	4.750%, 9/15/2044	400,129
	MEG Energy Corporation
1,500,000	6.500%, 3/15/2021[e]	905,625
	Newfield Exploration Company
1,460,000	5.625%, 7/1/2024	1,368,750
	Noble Energy, Inc.
724,000	5.625%, 5/1/2021	727,620
	Petrobras International Finance Company
1,265,000	5.750%, 1/20/2020	1,098,969
	Petroleos Mexicanos
737,000	5.500%, 2/4/2019[e]	772,008
515,000	3.500%, 1/30/2023	466,719
437,000	2.378%, 4/15/2025	446,893
	Pioneer Natural Resources Company
278,000	3.450%, 1/15/2021	276,534
500,000	4.450%, 1/15/2026	503,932
	Regency Energy Partners, LP
1,450,000	5.000%, 10/1/2022	1,362,682
	Rice Energy, Inc.
1,790,000	6.250%, 5/1/2022	1,557,300
	Sabine Pass Liquefaction, LLC
1,440,000	5.625%, 3/1/2025	1,373,400
	Schlumberger Holdings Corporation
375,000	3.000%, 12/21/2020[e]	380,188
	Shell International Finance BV
360,000	1.071%, 5/11/2020[f]	349,558
	Suncor Energy, Inc.
780,000	3.600%, 12/1/2024	772,220
	Sunoco Logistics Partners Operations, LP
1,730,000	4.400%, 4/1/2021	1,698,872
	Targa Resources Partners, LP
1,215,000	6.625%, 10/1/2020[e,h]	1,199,813

	Total	44,298,142

Financials (3.4%)
	Abbey National Treasury Services plc
456,000	3.050%, 8/23/2018	468,576
	ABN AMRO Bank NV
1,050,000	4.750%, 7/28/2025[e]	1,057,600
	ACE INA Holdings, Inc.
1,024,000	2.300%, 11/3/2020	1,041,051
737,000	4.350%, 11/3/2045	803,191
	AerCap Ireland Capital, Ltd.
2,080,000	5.000%, 10/1/2021	2,152,800
	Air Lease Corporation
625,000	2.125%, 1/15/2018	618,750
198,000	2.625%, 9/4/2018	196,750
	Ally Financial, Inc.
960,000	3.750%, 11/18/2019	950,400
1,050,000	4.125%, 3/30/2020	1,042,125
	American Express Credit Corporation
590,000	1.189%, 3/18/2019[f]	581,681
	American International Group, Inc.
320,000	3.300%, 3/1/2021	326,778
768,000	4.125%, 2/15/2024	800,262
360,000	3.900%, 4/1/2026	361,122

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
70

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (41.5%)	Value
Financials (3.4%) - continued
	Aon plc
$384,000	3.875%, 12/15/2025	$391,491
	Argos Merger Sub, Inc.
1,975,000	7.125%, 3/15/2023[e]	2,099,425
	Avalonbay Communities, Inc.
1,125,000	3.500%, 11/15/2025	1,165,502
	Aviation Capital Group Corporation
564,000	3.875%, 9/27/2016[e]	566,820
	Banco Santander Chile
710,000	1.517%, 4/11/2017e,[f]	703,788
	Bank of America Corporation
800,000	1.694%, 3/22/2018[f]	801,400
500,000	1.482%, 4/1/2019f	495,200
800,000	2.625%, 10/19/2020	805,574
1,065,000	3.300%, 1/11/2023	1,073,948
508,000	4.000%, 4/1/2024	532,871
760,000	4.000%, 1/22/2025	761,153
552,000	5.875%, 2/7/2042	668,968
1,617,000	8.000%, 12/29/2049[i]	1,582,639
	Bank of New York Mellon Corporation
1,280,000	2.500%, 4/15/2021	1,305,277
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
315,000	2.850%, 9/8/2021[e]	319,536
	Barclays Bank plc
770,000	10.179%, 6/12/2021[e]	978,398
	Barclays plc
780,000	2.750%, 11/8/2019	774,704
1,039,000	3.650%, 3/16/2025	974,226
	BB&T Corporation
325,000	1.337%, 1/15/2020f	320,646
	BBVA Banco Continental SA
930,000	2.250%, 7/29/2016[e]	930,465
	Berkshire Hathaway, Inc.
640,000	2.750%, 3/15/2023	652,701
	BPCE SA
762,000	5.700%, 10/22/2023[e]	807,120
1,000,000	4.500%, 3/15/2025[e]	990,101
	Caisse Centrale Desjardins du Quebec
455,000	1.283%, 1/29/2018[e,f]	453,590
	Capital One Financial Corporation
1,149,000	6.150%, 9/1/2016	1,172,324
635,000	2.450%, 4/24/2019	641,746
	CIT Group, Inc.
2,075,000	5.000%, 8/15/2022	2,099,630
	Citigroup, Inc.
415,000	1.390%, 4/8/2019[f]	408,819
840,000	2.650%, 10/26/2020	847,922
1,075,000	2.700%, 3/30/2021	1,082,837
690,000	4.050%, 7/30/2022	718,085
1,990,000	4.400%, 6/10/2025	2,029,227
2,050,000	4.650%, 7/30/2045	2,146,830
	Citizens Bank NA
1,220,000	2.300%, 12/3/2018	1,226,894
	CoBank ACB
395,000	1.234%, 6/15/2022*,f	369,410
	Compass Bank
750,000	2.750%, 9/29/2019	746,882
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
650,000	3.950%, 11/9/2022	665,839
	Credit Agricole SA
485,000	1.422%, 4/15/2019[e,f]	479,859
	Credit Suisse AG
512,000	5.400%, 1/14/2020	554,925

Principal Amount	Long-Term Fixed Income (41.5%)	Value
Financials (3.4%) - continued
	Credit Suisse Group Funding, Ltd.
$1,536,000	2.750%, 3/26/2020	$1,515,789
1,024,000	3.750%, 3/26/2025	978,231
	CyrusOne, LP
1,500,000	6.375%, 11/15/2022	1,556,250
	Digital Realty Trust LP
1,125,000	3.400%, 10/1/2020	1,150,091
	Discover Bank
1,135,000	8.700%, 11/18/2019	1,322,038
	Discover Financial Services
526,000	6.450%, 6/12/2017	551,368
	Duke Realty, LP
260,000	3.875%, 2/15/2021	268,439
780,000	4.375%, 6/15/2022	821,447
	ERP Operating, LP
267,000	3.375%, 6/1/2025	275,074
	European Investment Bank
755,000	1.875%, 3/15/2019	770,478
	Fifth Third Bancorp
755,000	5.450%, 1/15/2017	773,454
548,000	2.875%, 7/27/2020	555,639
310,000	2.875%, 10/1/2021	315,758
	GE Capital International Funding Company
2,052,000	4.418%, 11/15/2035[e]	2,229,278
	Genworth Financial, Inc.
710,000	7.700%, 6/15/2020h	626,575
	Goldman Sachs Group, Inc.
1,170,000	1.818%, 4/30/2018[f]	1,174,949
430,000	1.718%, 11/15/2018[f]	429,957
950,000	5.375%, 3/15/2020	1,054,151
460,000	1.779%, 4/23/2020[f]	457,148
2,048,000	5.250%, 7/27/2021	2,305,280
512,000	3.500%, 1/23/2025	516,776
1,325,000	4.800%, 7/8/2044	1,385,413
536,000	5.150%, 5/22/2045	544,513
800,000	4.750%, 10/21/2045	836,175
	Hartford Financial Services Group, Inc.
1,250,000	5.125%, 4/15/2022	1,398,409
	HBOS plc
1,384,000	6.750%, 5/21/2018[e]	1,496,563
	HCP, Inc.
1,630,000	4.000%, 12/1/2022	1,638,155
520,000	3.400%, 2/1/2025	478,494
	HSBC Bank plc
1,065,000	1.258%, 5/15/2018[e,f]	1,059,376
	HSBC Holdings plc
1,080,000	3.400%, 3/8/2021	1,102,132
768,000	6.375%, 12/29/2049[h,i]	725,760
	Huntington Bancshares, Inc.
282,000	2.600%, 8/2/2018	284,303
	Huntington National Bank
720,000	2.200%, 11/6/2018	721,178
	Hutchison Whampoa International 14, Ltd.
804,000	3.625%, 10/31/2024[e]	835,188
	Icahn Enterprises, LP
1,600,000	6.000%, 8/1/2020	1,556,000
	ING Capital Funding Trust III
825,000	4.231%, 12/29/2049[f,i]	802,313
	International Lease Finance Corporation
1,093,000	2.584%, 6/15/2016[f]	1,094,020

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
71

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Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (41.5%)	Value
Financials (3.4%) - continued
	Intesa Sanpaolo SPA
$1,000,000	5.250%, 1/12/2024	$1,079,904
	J.P. Morgan Chase & Company
980,000	6.300%, 4/23/2019	1,108,330
365,000	2.250%, 1/23/2020	367,887
1,220,000	4.500%, 1/24/2022	1,346,332
768,000	3.200%, 1/25/2023	787,822
1,040,000	3.625%, 5/13/2024	1,084,413
2,040,000	3.125%, 1/23/2025	2,047,134
855,000	3.300%, 4/1/2026	861,943
1,605,000	7.900%, 4/29/2049[i]	1,605,000
	KeyBank NA
860,000	2.350%, 3/8/2019	867,793
	KeyCorp
1,080,000	2.900%, 9/15/2020	1,097,700
	Liberty Mutual Group, Inc.
1,027,000	4.950%, 5/1/2022[e]	1,118,178
	Liberty Property, LP
1,417,000	3.750%, 4/1/2025	1,412,058
	Lloyds Bank plc
515,000	1.160%, 3/16/2018[f]	511,218
575,000	4.650%, 3/24/2026	569,864
	Merrill Lynch & Company, Inc.
1,750,000	6.050%, 5/16/2016	1,762,061
1,555,000	6.400%, 8/28/2017	1,652,792
	MetLife, Inc.
1,025,000	4.050%, 3/1/2045	969,632
	Mizuho Bank, Ltd.
762,000	1.850%, 3/21/2018[e]	762,145
	Morgan Stanley
1,455,000	6.625%, 4/1/2018	1,589,638
780,000	1.899%, 4/25/2018[f]	784,744
460,000	1.761%, 1/27/2020[f]	457,001
660,000	4.875%, 11/1/2022	715,074
975,000	4.000%, 7/23/2025	1,019,494
1,350,000	4.350%, 9/8/2026	1,389,259
640,000	4.300%, 1/27/2045	643,994
1,235,000	5.550%, 12/29/2049[i]	1,217,401
	MPT Operating Partnership, LP
1,535,000	6.375%, 3/1/2024	1,615,588
970,000	5.500%, 5/1/2024	974,850
	National City Corporation
776,000	6.875%, 5/15/2019	873,524
	Prudential Financial, Inc.
315,000	2.350%, 8/15/2019	318,964
	Quicken Loans, Inc.
2,210,000	5.750%, 5/1/2025[e]	2,143,700
	Realty Income Corporation
265,000	2.000%, 1/31/2018	266,011
	Regions Bank
261,000	7.500%, 5/15/2018	287,613
	Regions Financial Corporation
1,000,000	2.250%, 9/14/2018	998,283
768,000	3.200%, 2/8/2021	774,387
	Reinsurance Group of America, Inc.
400,000	5.625%, 3/15/2017	414,901
579,000	5.000%, 6/1/2021	629,188
	Reliance Standard Life Global Funding II
395,000	2.500%, 4/24/2019[e]	398,198
	Royal Bank of Scotland Group plc
500,000	1.569%, 3/31/2017[f]	499,276
1,600,000	7.500%, 12/29/2049[i]	1,488,000
	Santander Holdings USA, Inc.
725,000	3.450%, 8/27/2018	737,321

Principal Amount	Long-Term Fixed Income (41.5%)	Value
Financials (3.4%) - continued
	Santander UK Group Holdings plc
$896,000	2.875%, 10/16/2020	$891,453
750,000	4.750%, 9/15/2025[e]	709,384
	Simon Property Group, LP
580,000	10.350%, 4/1/2019	715,345
330,000	2.500%, 9/1/2020	336,038
1,115,000	2.750%, 2/1/2023	1,127,970
	Skandinaviska Enskilda Banken AB
615,000	2.375%, 3/25/2019[e]	620,803
	State Street Corporation
510,000	1.518%, 8/18/2020[f]	507,707
	Sumitomo Mitsui Banking Corporation
545,000	1.200%, 1/16/2018[f]	542,442
	Svenska Handelsbanken AB
715,000	1.132%, 6/17/2019[f]	704,339
	Synchrony Financial
305,000	1.849%, 2/3/2020[f]	294,823
330,000	3.750%, 8/15/2021	338,754
1,475,000	4.250%, 8/15/2024	1,499,883
	Toronto-Dominion Bank
375,000	1.562%, 12/14/2020[f]	376,088
	UBS Group Funding Jersey, Ltd.
1,280,000	2.950%, 9/24/2020[e]	1,284,241
768,000	4.125%, 9/24/2025[e]	769,095
	UnitedHealth Group, Inc.
220,000	3.350%, 7/15/2022	234,038
	USB Realty Corporation
310,000	1.769%, 12/29/2049[e,f,i]	247,225
	Voya Financial, Inc.
948,000	2.900%, 2/15/2018	962,604
	Wells Fargo & Company
455,000	1.298%, 1/30/2020[f]	450,713
1,020,000	2.550%, 12/7/2020	1,038,695
2,501,000	3.450%, 2/13/2023	2,564,826
1,040,000	3.000%, 2/19/2025	1,048,443
1,020,000	4.900%, 11/17/2045	1,094,809
	Welltower, Inc.
268,000	2.250%, 3/15/2018	269,475
520,000	3.750%, 3/15/2023	519,446
540,000	4.000%, 6/1/2025	540,295

	Total	142,291,569

Foreign Government (<0.1%)
	Eksportfinans ASA
465,000	5.500%, 5/25/2016	467,516
	Export-Import Bank of Korea
450,000	2.250%, 1/21/2020	453,746
	Kommunalbanken AS
735,000	1.500%, 10/22/2019[e]	738,682

	Total	1,659,944

Mortgage-Backed Securities (12.5%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
7,000,000	3.000%, 5/1/2030[d]	7,304,609
42,100,000	3.000%, 4/1/2031[d]	44,010,944
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
33,600,000	4.000%, 4/1/2046[d]	35,860,124

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
72

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (41.5%)	Value
Mortgage-Backed Securities (12.5%) - continued
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
$18,825,000	3.500%, 4/1/2030[d]	$19,879,386
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
5,602,947	1.733%, 7/1/2043[f]	5,718,026
225,650,000	3.500%, 4/1/2046[d]	236,588,745
113,750,000	4.000%, 4/1/2046[d]	121,534,766
54,496,000	4.500%, 4/1/2046[d]	59,298,460

	Total	530,195,060

Technology (0.7%)
	Amphenol Corporation
318,000	2.550%, 1/30/2019	320,536
	Apple, Inc.
360,000	0.917%, 5/6/2020[f]	354,040
1,792,000	3.200%, 5/13/2025	1,877,412
768,000	4.650%, 2/23/2046	838,390
	Baidu, Inc.
700,000	2.750%, 6/9/2019	708,207
	Cisco Systems, Inc.
480,000	1.135%, 3/1/2019[f]	479,848
	CommScope Technologies Finance, LLC
1,480,000	6.000%, 6/15/2025[e]	1,493,875
	Denali Borrower, LLC
1,450,000	5.625%, 10/15/2020[e]	1,529,569
	Equinix, Inc.
970,000	5.750%, 1/1/2025	1,018,500
	Fidelity National Information Services, Inc.
1,070,000	2.850%, 10/15/2018	1,087,440
769,000	3.625%, 10/15/2020	794,781
	First Data Corporation
970,000	5.375%, 8/15/2023[e]	994,250
	Freescale Semiconductor, Inc.
1,450,000	6.000%, 1/15/2022[e]	1,537,000
	Hewlett Packard Enterprise Company
1,130,000	2.450%, 10/5/2017[e]	1,137,378
565,000	2.850%, 10/5/2018[e]	574,487
565,000	4.400%, 10/15/2022[e]	590,300
	IMS Health, Inc.
859,000	6.000%, 11/1/2020[e]	882,622
	Intel Corporation
185,000	3.100%, 7/29/2022	195,587
685,000	3.700%, 7/29/2025	750,299
	Iron Mountain, Inc.
1,885,000	6.000%, 8/15/2023	1,979,250
	Microsoft Corporation
1,575,000	4.750%, 11/3/2055	1,750,257
1,575,000	4.200%, 11/3/2035	1,688,224
	Oracle Corporation
330,000	2.500%, 5/15/2022	336,649
1,340,000	2.950%, 5/15/2025	1,372,668
	Plantronics, Inc.
1,450,000	5.500%, 5/31/2023[e]	1,424,625
	Qualcomm, Inc.
792,000	3.000%, 5/20/2022	825,791
	Seagate HDD Cayman
1,072,000	4.875%, 6/1/2027[e]	807,053
	Sensata Technologies UK Financing Company plc
1,140,000	6.250%, 2/15/2026[e]	1,214,100

Principal Amount	Long-Term Fixed Income (41.5%)	Value
Technology (0.7%) - continued
	Western Digital Corporation
$2,025,000	10.500%, 4/1/2024[d,e]	$2,030,062

	Total	30,593,200

Transportation (0.3%)
	Air Canada Pass Through Trust
300,718	3.875%, 3/15/2023[e]	291,321
	American Airlines Pass Through Trust
1,234,524	3.375%, 5/1/2027	1,203,660
	Avis Budget Car Rental, LLC
1,665,000	5.125%, 6/1/2022[e,h]	1,576,547
1,195,000	6.375%, 4/1/2024[e]	1,196,374
	Burlington Northern Santa Fe, LLC
1,040,000	5.050%, 3/1/2041	1,188,261
	Canadian Pacific Railway Company
400,000	7.125%, 10/15/2031	514,518
600,000	4.800%, 8/1/2045	614,021
	Continental Airlines, Inc.
640,176	4.150%, 4/11/2024	660,982
	CSX Corporation
494,000	3.700%, 11/1/2023	527,478
	Delta Air Lines, Inc.
331,934	4.950%, 5/23/2019	349,361
	ERAC USA Finance, LLC
284,000	2.800%, 11/1/2018[e]	288,363
700,000	4.500%, 2/15/2045[e]	689,545
	FedEx Corporation
1,320,000	3.900%, 2/1/2035	1,277,819
	J.B. Hunt Transport Services, Inc.
295,000	3.300%, 8/15/2022	300,706
	Southwest Airlines Company
845,000	2.750%, 11/6/2019	869,240
	Virgin Australia Holdings, Ltd.
249,508	5.000%, 10/23/2023[e]	254,498
	XPO Logistics, Inc.
1,570,000	6.500%, 6/15/2022[e,h]	1,524,862

	Total	13,327,556

U.S. Government and Agencies (11.5%)
	Federal Home Loan Bank
10,000,000	0.220%, 5/2/2016	10,000,430
10,000,000	0.375%, 6/24/2016	9,999,940
	Federal National Mortgage Association
205,000	6.250%, 5/15/2029	292,375
	Tennessee Valley Authority
200,000	5.250%, 9/15/2039	255,257
	U.S. Treasury Bonds
1,075,000	4.375%, 5/15/2040	1,446,421
56,100,000	3.625%, 2/15/2044[k]	68,058,500
8,750,000	2.500%, 2/15/2046	8,531,591
	U.S. Treasury Bonds, TIPS
2,022,060	0.125%, 4/15/2019	2,065,688
50,272	2.375%, 1/15/2025	59,865
20,861,148	0.625%, 1/15/2026	21,808,870
32,882	2.125%, 2/15/2040	41,999
445,583	0.750%, 2/15/2042	432,436
	U.S. Treasury Notes
6,000,000	1.000%, 8/31/2016	6,014,766
23,000,000	0.625%, 10/15/2016	23,022,471
21,220,000	0.875%, 11/15/2017	21,273,050
10,750,000	1.000%, 3/15/2019	10,791,989
41,710,000	1.500%, 10/31/2019	42,428,538
59,409,000	1.875%, 6/30/2020	61,226,084
79,080,000	1.375%, 9/30/2020	79,741,030

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
73

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (41.5%)	Value
U.S. Government and Agencies (11.5%) - continued
$41,325,000	2.125%, 6/30/2022	$42,931,179
10,765,000	1.625%, 8/15/2022	10,847,837
49,630,000	2.250%, 11/15/2024	51,743,146
	U.S. Treasury Notes, TIPS
7,221,605	0.125%, 4/15/2018	7,349,392
7,287,085	0.125%, 1/15/2023	7,346,861

	Total	487,709,715

Utilities (0.9%)
	AES Corporation
1,500,000	7.375%, 7/1/2021	1,680,000
	American Electric Power Company, Inc.
1,722,000	2.950%, 12/15/2022	1,743,802
	Arizona Public Service Company
395,000	2.200%, 1/15/2020	399,532
	Berkshire Hathaway Energy Company
390,000	2.400%, 2/1/2020	397,379
	Calpine Corporation
1,450,000	5.375%, 1/15/2023	1,405,601
	Commonwealth Edison Company
1,025,000	3.700%, 3/1/2045	1,007,516
640,000	4.350%, 11/15/2045	700,054
	Consolidated Edison Company of New York, Inc.
384,000	4.500%, 12/1/2045	418,778
	Covanta Holding Corporation
850,000	7.250%, 12/1/2020	877,625
	DCP Midstream, LLC
872,000	4.750%, 9/30/2021[e]	684,237
	DTE Electric Company
760,000	3.700%, 3/15/2045	751,894
	DTE Energy Company
155,000	2.400%, 12/1/2019	156,195
	Duke Energy Corporation
900,000	2.100%, 6/15/2018	904,301
	Dynegy, Inc.
1,440,000	6.750%, 11/1/2019	1,432,800
	Edison International
1,050,000	2.950%, 3/15/2023	1,059,499
	EDP Finance BV
785,000	4.125%, 1/15/2020[e]	786,099
	Enel Finance International NV
450,000	6.250%, 9/15/2017[e]	480,150
	Energy Transfer Equity, LP
1,450,000	5.500%, 6/1/2027	1,163,625
	Eversource Energy
330,000	1.600%, 1/15/2018	328,362
	Exelon Corporation
580,000	5.100%, 6/15/2045[e]	630,402
	Exelon Generation Company, LLC
770,000	5.200%, 10/1/2019	838,555
295,000	2.950%, 1/15/2020	296,899
	ITC Holdings Corporation
284,000	4.050%, 7/1/2023	293,321
770,000	5.300%, 7/1/2043	790,864
	Kinder Morgan Energy Partners, LP
765,000	3.500%, 3/1/2021	736,387
	MidAmerican Energy Holdings Company
1,066,000	6.500%, 9/15/2037	1,390,076
	Monongahela Power Company
780,000	5.400%, 12/15/2043[e]	924,679
	MPLX LP
2,725,000	4.875%, 12/1/2024[e]	2,515,821

Principal Amount	Long-Term Fixed Income (41.5%)	Value
Utilities (0.9%) - continued
	National Rural Utilities Cooperative Finance Corporation
$1,025,000	2.300%, 11/1/2020	$1,043,526
	NextEra Energy Capital Holdings, Inc.
660,000	2.300%, 4/1/2019	663,821
	NiSource Finance Corporation
1,475,000	5.650%, 2/1/2045	1,754,850
	Northern States Power Company
1,240,000	4.125%, 5/15/2044	1,324,351
	NRG Energy, Inc.
1,500,000	6.625%, 3/15/2023	1,399,215
	Oncor Electric Delivery Company, LLC
760,000	3.750%, 4/1/2045	713,492
	Pacific Gas & Electric Company
1,015,000	5.625%, 11/30/2017	1,080,457
768,000	4.250%, 3/15/2046	815,823
	PG&E Corporation
375,000	2.400%, 3/1/2019	380,004
	PPL Capital Funding, Inc.
372,000	3.500%, 12/1/2022	386,038
1,275,000	5.000%, 3/15/2044	1,366,644
	Sempra Energy
1,285,000	6.150%, 6/15/2018	1,392,439
370,000	2.400%, 3/15/2020	371,321
	Southern California Edison Company
220,000	2.400%, 2/1/2022	222,116
	Southwestern Electric Power Company
530,000	3.900%, 4/1/2045	485,817
	Targa Resources Partners, LP
525,000	5.250%, 5/1/2023	484,312
	TransAlta Corporation
825,000	1.900%, 6/3/2017	796,797
	Williams Companies, Inc.
496,000	7.875%, 9/1/2021	458,670

	Total	39,934,146

	Total Long-Term Fixed Income (cost $1,732,725,845)	1,756,969,495

Shares	Registered Investment Companies (26.9%)	Value
Affiliated Equity Holdings (9.3%)
2,552,346	Thrivent Large Cap Stock Portfolio	29,074,279
8,148,101	Thrivent Large Cap Value Portfolio	127,180,456
3,484,569	Thrivent Mid Cap Stock Portfolio	58,772,831
16,564,901	Thrivent Partner Worldwide Allocation Portfolio	148,759,436
1,881,929	Thrivent Small Cap Stock Portfolio	29,235,397

	Total	393,022,399

Affiliated Fixed Income Holdings (16.0%)
23,558,807	Thrivent High Yield Portfolio	106,787,361
34,494,092	Thrivent Income Portfolio	346,813,951
22,809,718	Thrivent Limited Maturity Bond Portfolio	222,577,224

	Total	676,178,536

Equity Funds/ETFs (0.3%)
4,960	iShares Russell 2000 Growth Index Fund	658,093
21,842	iShares Russell 2000 Index Fund	2,416,162
3,340	iShares Russell 2000 Value Index Fund	311,321
2,510	Market Vectors Oil Service ETFh	66,791

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
74

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Registered Investment Companies (26.9%)	Value
Equity Funds/ETFs (0.3%) - continued
6,830	Materials Select Sector SPDR Fund	$306,052
45,512	SPDR S&P 500 ETF Trust	9,355,447
5,070	SPDR S&P Biotech ETF	261,916
530	SPDR S&P MidCap 400 ETF Trust	139,242

	Total	13,515,024

Fixed Income Funds/ETFs (1.3%)
72,000	iShares Barclays 1-3 Year Credit Bond Fund	7,590,240
401,200	iShares iBoxx $ Investment Grade Corporate Bond ETF	47,670,584

	Total	55,260,824

	Total Registered Investment Companies (cost $1,091,095,477)	1,137,976,783

Shares	Common Stock (20.6%)	Value
Consumer Discretionary (3.1%)
19,998	Aaron’s, Inc.	501,950
1,960	Abercrombie & Fitch Company	61,818
25,796	Amazon.com, Inc.[l]	15,313,537
6,115	American Public Education, Inc.[l]	126,152
10,050	Ascena Retail Group, Inc.[l]	111,153
9,780	AutoZone, Inc.[l]	7,791,628
19,840	Bed Bath & Beyond, Inc.[l]	984,858
4,160	Big 5 Sporting Goods Corporation	46,218
11,640	Big Lots, Inc.	527,176
12,100	Bloomin’ Brands, Inc.	204,127
13,660	BorgWarner, Inc.	524,544
6,580	Boyd Gaming Corporation[l]	135,943
7,100	Brunswick Corporation	340,658
4,900	Burlington Stores, Inc.[l]	275,576
17,580	Caleres, Inc.	497,338
17,300	Callaway Golf Company	157,776
5,863	Cedar Fair, LP	348,555
6,100	Cheesecake Factory, Inc.	323,849
21,210	Children’s Place, Inc.	1,770,399
3,610	Chuy’s Holdings, Inc.[l]	112,163
56,010	Cinemark Holdings, Inc.	2,006,838
253,233	Comcast Corporation	15,467,472
11,880	Core-Mark Holding Company, Inc.	968,933
9,559	CSS Industries, Inc.	266,983
12,308	Culp, Inc.	322,716
30,200	Dana Holding Corporation	425,518
43,009	Delphi Automotive plc	3,226,535
5,170	DeVry Education Group, Inc.	89,286
162,475	Discovery Communications, Inc.[l]	4,651,659
9,800	DISH Network Corporation[l]	453,348
11,790	Dollar General Corporation	1,009,224
17,700	Dollar Tree, Inc.[l]	1,459,542
4,790	Domino’s Pizza, Inc.	631,609
2,080	Dorman Products, Inc.[h,l]	113,194
2,543	Drew Industries, Inc.	163,922
17,770	DSW, Inc.	491,163
988	El Pollo Loco Holdings, Inc.[l]	13,180
16,564	Ethan Allen Interiors, Inc.	527,066
5,368	Expedia, Inc.	578,778
13,390	Finish Line, Inc.	282,529
25,750	Ford Motor Company	347,625
6,657	Fossil, Inc.[l]	295,704
7,910	General Motors Company	248,611
23,930	Gentex Corporation	375,462
11,653	G-III Apparel Group, Ltd.[l]	569,715
107,244	Harley-Davidson, Inc.	5,504,835
9,820	Harman International Industries, Inc.	874,373

Shares	Common Stock (20.6%)	Value
Consumer Discretionary (3.1%) - continued
13,058	Haverty Furniture Companies, Inc.	$276,307
69,820	Home Depot, Inc.	9,316,083
13,900	Houghton Mifflin Harcourt Company[l]	277,166
1,810	Imax Corporation[l]	56,273
15,480	Interpublic Group of Companies, Inc.	355,266
13,180	Jack in the Box, Inc.	841,807
6,100	Kate Spade & Company[l]	155,672
18,930	Krispy Kreme Doughnuts, Inc.[l]	295,119
7,500	L Brands, Inc.	658,575
60,656	Las Vegas Sands Corporation	3,134,702
16,670	La-Z-Boy, Inc.	445,756
8,380	Lear Corporation	931,605
14,550	Liberty Interactive Corporation[l]	367,388
1,300	Lithia Motors, Inc.	113,529
40,830	LKQ Corporation[l]	1,303,702
86,430	Lowe’s Companies, Inc.	6,547,072
11,280	Macy’s, Inc.	497,335
11,957	MDC Partners, Inc.	282,185
4,710	Michael Kors Holdings, Ltd.[l]	268,282
12,050	Nautilus, Inc.[l]	232,806
7,400	New Media Investment Group, Inc.	123,136
30,120	Newell Rubbermaid, Inc.[h]	1,334,015
26,790	News Corporation, Class A	342,108
107,420	NIKE, Inc.	6,603,107
7,700	Nord Anglia Education, Inc.[h,l]	160,853
32,400	Nutrisystem, Inc.	676,188
4,280	O’Reilly Automotive, Inc.[l]	1,171,265
8,570	Oxford Industries, Inc.	576,161
8,280	Papa John’s International, Inc.	448,693
14,100	Papa Murphy’s Holdings, Inc.[h,l]	168,495
34,280	PulteGroup, Inc.	641,379
17,700	PVH Corporation	1,753,362
3,280	Ralph Lauren Corporation	315,733
8,830	Rent-A-Center, Inc.	139,955
1,700	Restoration Hardware Holdings, Inc.[h,l]	71,230
5,630	Retailmenot, Inc.[l]	45,096
29,650	Ross Stores, Inc.	1,716,735
9,770	Ruth’s Hospitality Group, Inc.	179,866
34,410	Sally Beauty Holdings, Inc.[l]	1,114,196
5,450	Scripps Networks Interactive, Inc.	356,975
10,080	Select Comfort Corporation[l]	195,451
18,740	Service Corporation International	462,503
4,330	Signet Jewelers, Ltd.	537,050
2,500	Skechers USA, Inc.[l]	76,125
8,882	Sportsman’s Warehouse Holdings, Inc.[l]	111,913
93,490	Staples, Inc.	1,031,195
111,480	Starbucks Corporation	6,655,356
12,080	Starwood Hotels & Resorts Worldwide, Inc.	1,007,834
16,444	Stein Mart, Inc.	120,535
3,710	Tailored Brands, Inc.	66,409
2,700	Tenneco, Inc.[l]	139,077
15,450	Time, Inc.	238,548
51,760	Toll Brothers, Inc.[l]	1,527,438
3,820	Tower International, Inc.	103,904
28,662	Tuesday Morning Corporation[l]	234,455
5,890	Twenty-First Century Fox, Inc.	164,213
1,870	Ulta Salon Cosmetics & Fragrance, Inc.[l]	362,294
4,350	Under Armour, Inc.[l]	369,010
1,900	Vail Resorts, Inc.	254,030
19,220	Vera Bradley, Inc.[l]	390,935
6,350	VF Corporation	411,226
7,550	Vitamin Shoppe, Inc.[h,l]	233,748
2,790	Winnebago Industries, Inc.	62,635

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
75

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (20.6%)	Value
Consumer Discretionary (3.1%) - continued
2,970	Wolverine World Wide, Inc.	$54,707
12,700	Wyndham Worldwide Corporation	970,661
15,890	Yum! Brands, Inc.	1,300,596
6,860	Zoe’s Kitchen, Inc.[h,l]	267,471

	Total	133,165,735

Consumer Staples (1.1%)
51,550	Altria Group, Inc.	3,230,123
42,720	Aramark	1,414,886
11,390	Archer-Daniels-Midland Company	413,571
24,010	Avon Products, Inc.	115,488
3,100	Blue Buffalo Pet Products, Inc.[h,l]	79,546
350	Boston Beer Company, Inc.[l]	64,775
7,740	Brown-Forman Corporation	762,158
25,700	Campbell Soup Company	1,639,403
4,876	Casey’s General Stores, Inc.	552,548
89,190	Coca-Cola Company	4,137,524
146,500	CVS Health Corporation	15,196,445
92,740	Flowers Foods, Inc.	1,711,980
6,950	General Mills, Inc.	440,282
5,580	Hain Celestial Group, Inc.[l]	228,278
31,340	Hormel Foods Corporation	1,355,142
4,400	Ingredion, Inc.	469,876
17,350	Kimberly-Clark Corporation	2,333,749
11,350	Kroger Company	434,138
4,630	Lancaster Colony Corporation	511,939
3,700	McCormick & Company, Inc.	368,076
3,900	Molson Coors Brewing Company	375,102
52,900	Mondelez International, Inc.	2,122,348
7,840	Monster Beverage Corporation[l]	1,045,699
2,190	Omega Protein Corporation[l]	37,099
7,180	PepsiCo, Inc.	735,806
36,158	Philip Morris International, Inc.	3,547,461
5,130	Pinnacle Foods, Inc.	229,208
20,161	SpartanNash Company	611,080
5,520	Tyson Foods, Inc.	367,963
12,420	United Natural Foods, Inc.[l]	500,526
5,520	Universal Corporation[h]	313,591
8,340	Walgreens Boots Alliance, Inc.	702,562
33,620	WhiteWave Foods Company[l]	1,366,317

	Total	47,414,689

Energy (2.5%)
30,820	Archrock, Inc.	246,560
21,899	Atwood Oceanics, Inc.[h]	200,814
131,430	Baker Hughes, Inc.	5,760,577
7,176	Bristow Group, Inc.	135,770
29,169	Callon Petroleum Company[l]	258,146
68,070	Cameron International Corporation[l]	4,564,093
121,860	Canadian Natural Resources, Ltd.	3,290,220
171,800	Chevron Corporation	16,389,720
1,920	Cimarex Energy Company	186,758
3,761	Clayton Williams Energy, Inc.[h,l]	33,548
394,912	Cobalt International Energy, Inc.[l]	1,172,889
31,340	Concho Resources, Inc.[l]	3,166,594
41,960	Continental Resources, Inc.[l]	1,273,906
15,170	Delek US Holdings, Inc.	231,191
81,610	Devon Energy Corporation	2,239,378
9,810	Diamond Offshore Drilling, Inc.[h]	213,171
7,980	Diamondback Energy, Inc.[l]	615,896
50,954	Ensco plc	528,393
128,812	EOG Resources, Inc.	9,349,175
16,800	EP Energy Corporation[h,l]	75,936
127,645	EQT Corporation	8,585,403
64,580	Exxon Mobil Corporation	5,398,242
32,980	FMC Technologies, Inc.[l]	902,333

Shares	Common Stock (20.6%)	Value
Energy (2.5%) - continued
11,340	Green Plains, Inc.	$180,986
7,730	Gulfport Energy Corporation[l]	219,068
58,990	Halliburton Company	2,107,123
7,500	Helmerich & Payne, Inc.[h]	440,400
19,675	HollyFrontier Corporation	694,921
603,993	Marathon Oil Corporation	6,728,482
136,490	Marathon Petroleum Corporation	5,074,698
34,570	Nabors Industries, Ltd.	318,044
3,100	Noble Energy, Inc.	97,371
36,159	Oasis Petroleum, Inc.[h,l]	263,238
5,680	Oceaneering International, Inc.	188,803
11,400	Oil States International, Inc.[l]	359,328
35,788	Parsley Energy, Inc.[l]	808,809
58,000	Patterson-UTI Energy, Inc.	1,021,960
2,310	PDC Energy, Inc.[l]	137,329
276,400	Petroleo Brasileiro SA ADR[h,l]	1,614,176
24,120	Pioneer Energy Services Corporation[l]	53,064
5,330	QEP Resources, Inc.	75,206
193,108	Rowan Companies plc	3,109,039
23,760	RPC, Inc.[h]	336,917
2,900	RSP Permian, Inc.[l]	84,216
39,590	Schlumberger, Ltd.	2,919,762
6,443	SM Energy Company	120,742
192,330	Southwestern Energy Company[h,l]	1,552,103
14,080	Spectra Energy Corporation	430,848
196,800	Suncor Energy, Inc. ADR	5,473,008
6,120	Superior Energy Services, Inc.	81,947
47,831	Teekay Tankers, Ltd.	175,540
16,430	Tesco Corporation	141,462
470	Tesoro Corporation	40,425
32,470	TETRA Technologies, Inc.[l]	206,184
15,625	U.S. Silica Holdings, Inc.[h]	355,000
3,112	Vantage Drilling International[l]	342,320
767,920	Weatherford International plc[l]	5,974,418
15,566	Western Refining, Inc.[h]	452,815
1,050	World Fuel Services Corporation	51,009
41,490	WPX Energy, Inc.[l]	290,015

	Total	107,339,489

Financials (3.2%)
4,350	Acadia Realty Trust	152,815
10,298	Affiliated Managers Group, Inc.[l]	1,672,395
10,160	Allied World Assurance Company Holdings AG	354,990
6,620	American Assets Trust, Inc.	264,270
12,270	American Campus Communities, Inc.	577,794
16,630	American Financial Group, Inc.	1,170,253
41,870	American International Group, Inc.	2,263,073
13,385	Ameris Bancorp	395,928
3,230	AMERISAFE, Inc.	169,704
138,940	Anworth Mortgage Asset Corporation	647,460
4,230	Apartment Investment & Management Company	176,899
6,653	Argo Group International Holdings, Ltd.	381,816
8,580	Ashford Hospitality Prime, Inc.	100,129
9,500	Ashford Hospitality Trust, Inc.	60,610
17,960	Aspen Insurance Holdings, Ltd.	856,692
4,860	Associated Banc-Corp	87,188
41,950	Assured Guaranty, Ltd.	1,061,335
6,410	BancorpSouth, Inc.	136,597
608,430	Bank of America Corporation	8,225,974
20,800	Bank of New York Mellon Corporation	766,064
6,200	Bank of the Ozarks, Inc.	260,214
6,120	BankFinancial Corporation	72,338
53,200	BB&T Corporation	1,769,964

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
76

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (20.6%)	Value
Financials (3.2%) - continued
28,858	BBCN Bancorp, Inc.	$438,353
100,300	Blackstone Group, LP	2,813,415
13,630	Boston Private Financial Holdings, Inc.	156,063
10,609	Brixmor Property Group, Inc.	271,803
25,150	Brookline Bancorp, Inc.	276,901
25,690	Brown & Brown, Inc.	919,702
3,850	Camden Property Trust	323,746
29,600	Capital One Financial Corporation	2,051,576
18,140	Cathay General Bancorp	513,906
104,310	CBL & Associates Properties, Inc.	1,241,289
16,140	CBRE Group, Inc.[l]	465,155
52,477	Cedar Realty Trust, Inc.	379,409
92,590	Charles Schwab Corporation	2,594,372
5,300	Chatham Lodging Trust	113,579
22,450	Chubb, Ltd.	2,674,917
167,100	Citigroup, Inc.	6,976,425
9,340	Clifton Bancorp, Inc.	141,221
10,050	CNO Financial Group, Inc.	180,096
83,595	CoBiz Financial, Inc.	988,093
14,459	Columbia Banking System, Inc.	432,613
73,100	Comerica, Inc.	2,768,297
3,760	Commerce Bancshares, Inc.	169,012
9,290	Communications Sales & Leasing, Inc.	206,703
80,270	Corporate Office Properties Trust	2,106,285
4,840	CyrusOne, Inc.	220,946
17,940	DCT Industrial Trust, Inc.	708,092
4,250	Digital Realty Trust, Inc.	376,083
9,944	Douglas Emmett, Inc.	299,414
31,180	Duke Realty Corporation	702,797
44,490	E*TRADE Financial Corporation[l]	1,089,560
24,728	East West Bancorp, Inc.	803,165
11,610	Empire State Realty Trust, Inc.	203,523
15,839	Employers Holdings, Inc.	445,709
19,070	Endurance Specialty Holdings, Ltd.	1,246,034
8,190	Enova International, Inc.[l]	51,679
19,270	Equity One, Inc.	552,278
7,600	Essent Group, Ltd.[l]	158,080
50,640	EverBank Financial Corporation	764,158
3,800	Evercore Partners, Inc.	196,650
27,360	F.N.B. Corporation	355,954
37,590	FelCor Lodging Trust, Inc.	305,231
247,480	Fifth Third Bancorp	4,130,441
37,910	First Commonwealth Financial Corporation	335,883
9,010	First Financial Bancorp	163,802
3,100	First Financial Corporation	106,051
16,900	First Industrial Realty Trust, Inc.	384,306
3,130	First Merchants Corporation	73,774
40,670	First Midwest Bancorp, Inc.	732,873
3,270	First NBC Bank Holding Company[l]	67,329
24,192	First Potomac Realty Trust	219,180
25,510	First Republic Bank	1,699,986
13,600	Franklin Street Properties Corporation	144,296
4,535	Getty Realty Corporation	89,929
12,765	Glacier Bancorp, Inc.	324,486
13,770	Goldman Sachs Group, Inc.	2,161,615
41,200	Great Western Bancorp, Inc.	1,123,524
27,220	Green Bancorp, Inc.[l]	206,055
2,210	Greenhill & Company, Inc.	49,062
37,940	Hancock Holding Company	871,102
32,190	Hanmi Financial Corporation	708,824
7,620	Hanover Insurance Group, Inc.	687,476

Shares	Common Stock (20.6%)	Value
Financials (3.2%) - continued
57,560	Hartford Financial Services Group, Inc.	$2,652,365
20,706	Hatteras Financial Corporation	296,096
6,710	HFF, Inc.	184,726
5,450	Highwoods Properties, Inc.	260,564
14,818	Home BancShares, Inc.	606,797
3,380	Hometrust Bancshares, Inc.[l]	61,955
13,130	Horace Mann Educators Corporation	416,090
11,330	Hospitality Properties Trust	300,925
21,898	Host Hotels & Resorts, Inc.	365,697
8,951	Houlihan Lokey, Inc.	222,880
7,890	Hudson Pacific Properties, Inc.	228,179
73,850	Huntington Bancshares, Inc.	704,529
15,950	Intercontinental Exchange, Inc.	3,750,483
110,200	Invesco, Ltd.	3,390,854
63,930	Investors Bancorp, Inc.	744,145
113,534	J.P. Morgan Chase & Company	6,723,483
25,620	Janus Capital Group, Inc.	374,821
150,080	KeyCorp	1,656,883
6,770	Kimco Realty Corporation	194,841
53,700	Liberty Property Trust	1,796,802
2,698	Lincoln National Corporation	105,762
3,550	M&T Bank Corporation	394,050
5,700	McGraw-Hill Financial, Inc.	564,186
116,120	MetLife, Inc.	5,102,313
155,910	Morgan Stanley	3,899,309
11,620	MSCI, Inc.	860,810
2,650	Nasdaq, Inc.	175,907
2,880	National Storage Affiliates Trust	61,056
1,220	Navigators Group, Inc.[l]	102,321
8,130	NMI Holdings, Inc.[l]	41,057
13,540	NorthStar Asset Management Corporation, Inc.	153,679
15,790	NorthStar Realty Europe Corporation	183,164
8,140	Old National Bancorp	99,227
23,760	Oritani Financial Corporation	403,207
14,110	PacWest Bancorp	524,187
10,330	Parkway Properties, Inc.	161,768
8,053	Pebblebrook Hotel Trust	234,101
2,760	Pennsylvania Real Estate Investment Trust	60,306
7,850	Physicians Realty Trust	145,853
12,090	Piedmont Office Realty Trust, Inc.	245,548
1,340	Piper Jaffray Companies[l]	66,410
5,170	Popular, Inc.	147,914
5,940	Post Properties, Inc.	354,856
4,026	Potlatch Corporation	126,819
11,580	Primerica, Inc.	515,657
3,770	PrivateBancorp, Inc.	145,522
26,050	Provident Financial Services, Inc.	525,950
20,990	Ramco-Gershenson Properties Trust	378,450
23,463	Raymond James Financial, Inc.	1,117,073
5,890	Rayonier, Inc. REIT	145,365
9,670	RE/MAX Holdings, Inc.	331,681
11,200	Realogy Holdings Corporation[l]	404,432
8,451	Renasant Corporation	278,122
19,940	Retail Properties of America, Inc.	316,049
1,126	Safety Insurance Group, Inc.	64,250
13,575	Sandy Spring Bancorp, Inc.	377,792
6,770	Selective Insurance Group, Inc.	247,850
13,260	Senior Housing Property Trust	237,221
10,920	Silver Bay Realty Trust Corporation REIT	162,162
112,600	SLM Corporation[l]	716,136
6,770	Sovran Self Storage, Inc.	798,521
21,650	Spirit Realty Captial, Inc.	243,563

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
77

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (20.6%)	Value
Financials (3.2%) - continued
17,091	Stifel Financial Corporation[l]	$505,894
11,000	Store Capital Corporation	284,680
32,758	Summit Hotel Properties, Inc.	392,113
14,405	SVB Financial Group[l]	1,470,030
94,850	Synchrony Financial[l]	2,718,401
27,290	Synovus Financial Corporation	788,954
17,830	Talmer Bancorp, Inc.	322,545
100,730	TCF Financial Corporation	1,234,950
36,570	TD Ameritrade Holding Corporation	1,153,052
15,152	Terreno Realty Corporation	355,314
3,360	Territorial Bancorp, Inc.	87,562
8,000	TriCo Bancshares	202,560
15,160	TrustCo Bank Corporation	91,870
4,350	U.S. Bancorp	176,566
2,790	Union Bankshares Corporation	68,718
8,759	United Community Banks, Inc.	161,779
23,230	United Financial Bancorp, Inc.	292,466
4,860	Urstadt Biddle Properties, Inc.	101,817
9,390	Waddell & Reed Financial, Inc.	221,041
3,600	Washington Federal, Inc.	81,540
1,460	Webster Financial Corporation	52,414
8,180	Wells Fargo & Company	395,585
5,240	Western Alliance Bancorp[l]	174,911
4,068	Wintrust Financial Corporation	180,375
19,670	WisdomTree Investments, Inc.[h]	224,828
4,496	WSFS Financial Corporation	146,210
9,334	XL Group plc	343,491
159,204	Zions Bancorporation	3,854,329

	Total	135,823,496

Health Care (2.6%)
80,341	Abbott Laboratories	3,360,664
3,070	AbbVie, Inc.	175,358
3,200	ABIOMED, Inc.[l]	303,392
5,700	Acadia Healthcare Company, Inc.[l]	314,127
3,810	Aceto Corporation	89,764
4,590	Acorda Therapeutics, Inc.[l]	121,406
13,220	Aetna, Inc.	1,485,267
15,520	Akorn, Inc.[l]	365,186
6,440	Albany Molecular Research, Inc.[l]	98,468
7,340	Align Technology, Inc.[l]	533,545
36,790	Allergan plc[l]	9,860,824
10,236	Allscripts Healthcare Solutions, Inc.[l]	135,218
13,790	AmerisourceBergen Corporation	1,193,524
24,800	Amgen, Inc.	3,718,264
14,984	AMN Healthcare Services, Inc.[l]	503,612
4,350	AmSurg Corporation[l]	324,510
800	Anacor Pharmaceuticals, Inc.[l]	42,760
6,877	Analogic Corporation	543,352
31,298	Asterias Biotherapeutics, Inc.[h,l]	147,101
902	Atrion Corporation	356,615
6,520	BioMarin Pharmaceutical, Inc.[l]	537,770
1,090	Bio-Rad Laboratories, Inc.[l]	149,025
6,970	Boston Scientific Corporation[l]	131,106
5,850	Bristol-Myers Squibb Company	373,698
3,272	C.R. Bard, Inc.	663,136
9,630	Cambrex Corporation[l]	423,720
2,450	Cardinal Health, Inc.	200,777
6,600	Cardiovascular Systems, Inc.[l]	68,442
16,950	Centene Corporation[l]	1,043,612
91,364	Cerner Corporation[l]	4,838,637
3,560	CONMED Corporation	149,306
4,370	Cross Country Healthcare, Inc.[l]	50,823
29,200	Dentsply Sirona, Inc.	1,799,596
30,390	Depomed, Inc.[h,l]	423,333
30,550	Edwards Lifesciences Corporation[l]	2,694,815

Shares	Common Stock (20.6%)	Value
Health Care (2.6%) - continued
22,378	Ensign Group, Inc.	$506,638
27,820	Envision Healthcare Holdings, Inc.[l]	567,528
16,052	ExamWorks Group, Inc.[l]	474,497
48,050	Express Scripts Holding Company[l]	3,300,554
100,115	Gilead Sciences, Inc.	9,196,564
7,880	Globus Medical, Inc.[l]	187,150
8,610	Greatbatch, Inc.[l]	306,860
6,840	Haemonetics Corporation[l]	239,263
14,960	HCA Holdings, Inc.[l]	1,167,628
5,744	HealthEquity, Inc.[l]	141,704
12,950	HealthSouth Corporation	487,309
4,210	Healthways, Inc.[l]	42,479
6,800	Hill-Rom Holdings, Inc.	342,040
16,500	Hologic, Inc.[l]	569,250
4,400	Impax Laboratories, Inc.[l]	140,888
6,100	Inogen, Inc.[l]	274,378
11,400	Intersect ENT, Inc.[l]	216,600
11,900	Ironwood Pharmaceuticals, Inc.[l]	130,186
23,360	Kindred Healthcare, Inc.	288,496
5,600	Magellan Health Services, Inc.[l]	380,408
59,029	Medtronic plc	4,427,175
157,820	Merck & Company, Inc.	8,350,256
2,100	Mettler-Toledo International, Inc.[l]	723,996
136,869	Mylan NV	6,343,878
3,450	Myriad Genetics, Inc.[h,l]	129,133
6,193	National Healthcare Corporation	385,824
1,820	Natural Health Trends Corporation[h]	60,333
1,270	Neogen Corporation[l]	63,945
6,340	Neurocrine Biosciences, Inc.[l]	250,747
3,400	Nevro Corporation[l]	191,284
16,803	NuVasive, Inc.[l]	817,466
11,700	Omnicell, Inc.[l]	326,079
28,240	PerkinElmer, Inc.	1,396,750
7,440	Perrigo Company plc	951,799
240,880	Pfizer, Inc.	7,139,683
7,990	PharMerica Corporation[l]	176,659
7,820	Progenics Pharmaceuticals, Inc.[l]	34,095
1,000	Prothena Corporation plc[l]	41,160
12,920	Quintiles Transnational Holdings, Inc.[l]	841,092
270	Regeneron Pharmaceuticals, Inc.[l]	97,319
65,800	Roche Holding AG ADR	2,015,125
16,990	STERIS plc	1,207,140
15,830	Team Health Holdings, Inc.[l]	661,852
13,290	Teleflex, Inc.	2,086,663
12,460	Triple-S Management Corporation[l]	309,756
41,308	UnitedHealth Group, Inc.	5,324,601
12,940	Universal Health Services, Inc.	1,613,877
4,470	VCA Antech, Inc.[l]	257,874
13,300	Veeva Systems, Inc.[h,l]	333,032
48,177	Vertex Pharmaceuticals, Inc.[l]	3,829,590
3,550	Waters Corporation[l]	468,316
3,320	Wellcare Health Plans, Inc.[l]	307,930
11,670	West Pharmaceutical Services, Inc.	808,964
9,410	Zoetis, Inc.	417,145

	Total	108,571,711

Industrials (2.1%)
36,624	3M Company	6,102,657
15,250	ABM Industries, Inc.	492,727
9,700	Actuant Corporation	239,687
4,990	AECOM[l]	153,642
16,514	Aegion Corporation[l]	348,280
2,000	Aerovironment, Inc.[l]	56,640
6,050	AGCO Corporation	300,685
4,590	Allison Transmission Holdings, Inc.	123,838

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
78

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (20.6%)	Value
Industrials (2.1%) - continued
3,770	AMETEK, Inc.	$188,425
3,070	Applied Industrial Technologies, Inc.	133,238
7,343	Astec Industries, Inc.	342,698
7,600	AZZ, Inc.	430,160
9,620	B/E Aerospace, Inc.	443,674
8,036	Beacon Roofing Supply, Inc.[l]	329,556
17,600	Boeing Company	2,234,144
2,870	Brady Corporation	77,031
4,090	Briggs & Stratton Corporation	97,833
1,780	Brink’s Company	59,790
20,270	BWX Technologies, Inc.	680,261
9,730	Caterpillar, Inc.	744,734
4,920	CBIZ, Inc.[l]	49,643
9,840	CEB, Inc.	636,943
3,080	Chart Industries, Inc.[l]	66,898
6,782	CIRCOR International, Inc.	314,617
10,188	CLARCOR, Inc.	588,765
17,260	Colfax Corporation[l]	493,463
14,705	Comfort Systems USA, Inc.	467,178
27,730	Copart, Inc.[l]	1,130,552
95,300	CSX Corporation	2,453,975
7,290	Curtiss-Wright Corporation	551,634
18,810	Danaher Corporation	1,784,317
177,470	Delta Air Lines, Inc.	8,639,240
24,040	EMCOR Group, Inc.	1,168,344
5,670	Emerson Electric Company	308,335
4,775	Equifax, Inc.	545,735
11,278	ESCO Technologies, Inc.	439,616
26,700	Expeditors International of Washington, Inc.	1,303,227
22,126	Federal Signal Corporation	293,391
4,970	Flowserve Corporation	220,718
41,120	Fluor Corporation	2,208,144
25,780	Fortune Brands Home and Security, Inc.	1,444,711
9,365	Franklin Electric Company, Inc.	301,272
5,750	FTI Consulting, Inc.[l]	204,182
4,986	G & K Services, Inc.	365,224
23,530	General Electric Company	748,019
15,518	Gibraltar Industries, Inc.[l]	443,815
17,695	Granite Construction, Inc.	845,821
2,500	H&E Equipment Services, Inc.	43,825
4,210	Hackett Group, Inc.	63,655
9,300	Healthcare Services Group, Inc.	342,333
10,170	Heico Corporation	611,522
7,600	Herman Miller, Inc.	234,764
10,910	Hexcel Corporation	476,876
5,249	HNI Corporation	205,603
39,611	Honeywell International, Inc.	4,438,413
4,810	Hub Group, Inc.[l]	196,200
6,990	Huntington Ingalls Industries, Inc.	957,211
7,777	Huron Consulting Group, Inc.[l]	452,544
1,770	Illinois Tool Works, Inc.	181,319
51,200	Ingersoll-Rand plc	3,174,912
7,140	Insperity, Inc.	369,352
3,020	Interface, Inc.	55,991
4,150	ITT Corporation	153,093
10,270	JB Hunt Transport Services, Inc.	865,145
7,440	KAR Auction Services, Inc.	283,762
14,758	Kforce, Inc.	288,962
2,670	Knoll, Inc.	57,806
34,110	Korn/Ferry International	964,972
3,243	Landstar System, Inc.	209,530
1,859	Lincoln Electric Holdings, Inc.	108,882
12,800	Manpower, Inc.	1,042,176
15,950	Masco Corporation	501,627

Shares	Common Stock (20.6%)	Value
Industrials (2.1%) - continued
27,320	Meritor, Inc.[l]	$220,199
2,700	Middleby Corporation[l]	288,279
7,760	MRC Global, Inc.[l]	101,966
4,818	MSA Safety, Inc.	232,950
47,220	Mueller Water Products, Inc.	466,534
24,668	Navigant Consulting, Inc.[l]	390,001
8,200	Nielsen Holdings plc	431,812
3,952	Nordson Corporation	300,510
28,855	Norfolk Southern Corporation	2,402,179
3,680	Northrop Grumman Corporation	728,272
5,580	Old Dominion Freight Line, Inc.[l]	388,480
6,600	On Assignment, Inc.[l]	243,672
15,767	Oshkosh Corporation	644,397
7,000	PGT, Inc.[l]	68,880
12,708	Progressive Waste Solutions, Ltd.	394,329
5,950	Proto Labs, Inc.[l]	458,686
4,510	Quanex Building Products Corporation	78,294
18,190	Raven Industries, Inc.	291,404
12,700	Resources Connection, Inc.	197,612
4,460	Rexnord Corporation[l]	90,181
6,844	Ritchie Brothers Auctioneers, Inc.[h]	185,336
32,366	Rockwell Automation, Inc.	3,681,632
10,000	Rockwell Collins, Inc.	922,100
3,870	Roper Industries, Inc.	707,320
1,730	Ryder System, Inc.	112,069
4,000	Saia, Inc.[l]	112,600
3,390	SkyWest, Inc.	67,766
50,530	Southwest Airlines Company	2,263,744
8,990	Spirit Aerosystems Holdings, Inc.[l]	407,786
2,310	Stericycle, Inc.[l]	291,499
17,420	Swift Transportation Company[h,l]	324,535
7,940	Tennant Company	408,751
2,420	Tetra Tech, Inc.	72,164
6,019	Textron, Inc.	219,453
12,750	Toro Company	1,098,030
15,810	TransUnion[l]	436,514
1,980	TrueBlue, Inc.[l]	51,777
10,425	Tyco International plc	382,702
1,480	UniFirst Corporation	161,498
6,690	United Continental Holdings, Inc.[l]	400,463
45,550	United Parcel Service, Inc.	4,804,158
8,180	United Rentals, Inc.[l]	508,714
7,369	Universal Forest Products, Inc.	632,408
10,553	Universal Truckload Services, Inc.	173,808
5,000	WABCO Holdings, Inc.[l]	534,600
2,190	Wabtec Corporation	173,645
4,200	WageWorks, Inc.[l]	212,562
19,090	Waste Connections, Inc.	1,233,023
800	Watsco, Inc.	107,792
50,780	Xylem, Inc.	2,076,902
3,470	YRC Worldwide, Inc.[l]	32,340

	Total	89,094,282

Information Technology (4.5%)
5,448	Advanced Energy Industries, Inc.[l]	189,536
34,580	Agilent Technologies, Inc.	1,378,013
14,000	Akamai Technologies, Inc.[l]	777,980
3,500	Alliance Data Systems Corporation[l]	770,000
14,139	Alphabet, Inc., Class Al	10,786,643
15,141	Alphabet, Inc., Class Cl	11,279,288
4,800	Ambarella, Inc.[h,l]	214,560
19,700	Amkor Technology, Inc.[l]	116,033
29,380	Amphenol Corporation	1,698,752
1,980	ANSYS, Inc.[l]	177,131
132,544	Apple, Inc.	14,445,971

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
79

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (20.6%)	Value
Information Technology (4.5%) - continued
36,955	Applied Materials, Inc.	$782,707
12,401	Arista Networks, Inc.[h,l]	782,503
4,970	ARRIS International plc[l]	113,912
7,320	Aspen Technology, Inc.[l]	264,472
10,640	Avnet, Inc.	471,352
11,440	AVX Corporation	143,801
10,163	Belden, Inc.	623,805
3,070	Benchmark Electronics, Inc.[l]	70,763
34,980	Booz Allen Hamilton Holding Corporation	1,059,194
11,260	Broadridge Financial Solutions, Inc.	667,831
144,400	Brocade Communications Systems, Inc.	1,527,752
31,507	Brooks Automation, Inc.	327,673
9,822	Cabot Microelectronics Corporation	401,818
7,684	CACI International, Inc.[l]	819,883
4,500	Cavium, Inc.[l]	275,220
6,000	CDK Global, Inc.	279,300
14,500	CDW Corporation	601,750
15,430	Ciber, Inc.[l]	32,557
24,060	Ciena Corporation[l]	457,621
3,000	Cirrus Logic, Inc.[l]	109,230
478,060	Cisco Systems, Inc.	13,610,368
1,780	Citrix Systems, Inc.[l]	139,872
15,930	Cognex Corporation	620,474
13,600	Cognizant Technology Solutions Corporation[l]	852,720
4,810	Coherent, Inc.[l]	442,039
6,000	Comtech Telecommunications Corporation	140,220
14,100	Convergys Corporation	391,557
34,730	CoreLogic, Inc.[l]	1,205,131
18,731	Criteo SA ADR[l]	775,838
4,390	Cvent, Inc.[l]	93,946
5,300	Demandware, Inc.[l]	207,230
4,690	DST Systems, Inc.	528,891
9,030	EarthLink Holdings Corporation	51,200
32,400	eBay, Inc.[l]	773,064
18,383	Electro Rent Corporation	170,227
118,700	EMC Corporation	3,163,355
7,670	Envestnet, Inc.[l]	208,624
7,130	EVERTEC, Inc.	99,677
7,470	ExlService Holdings, Inc.[l]	386,946
4,680	F5 Networks, Inc.[l]	495,378
16,743	Fabrinet[l]	541,636
127,220	Facebook, Inc.[l]	14,515,802
4,489	FEI Company	399,566
11,367	Finisar Corporation[l]	207,334
35,250	FLIR Systems, Inc.	1,161,488
24,140	Fortinet, Inc.[l]	739,408
14,400	Genpact, Ltd.[l]	391,536
19,020	Glu Mobile, Inc.[l]	53,636
18,183	Guidewire Software, Inc.[l]	990,610
9,850	Harmonic, Inc.[l]	32,210
16,460	Hewlett-Packard Company	202,787
3,710	IAC/InterActiveCorporation	174,667
10,590	Imperva, Inc.[l]	534,795
97,330	Intel Corporation	3,148,626
27,915	Ixia[l]	347,821
16,757	Juniper Networks, Inc.	427,471
6,000	Lam Research Corporation	495,600
6,500	Liberty Tripadvisor Holdings, Inc.[l]	144,040
8,790	Linear Technology Corporation	391,682
11,770	Lionbridge Technologies, Inc.[l]	59,556
4,121	Littelfuse, Inc.	507,336
2,500	Manhattan Associates, Inc.[l]	142,175

Shares	Common Stock (20.6%)	Value
Information Technology (4.5%) - continued
15,040	Marvell Technology Group, Ltd.	$155,062
8,505	Maxim Integrated Products, Inc.	312,814
3,450	MAXIMUS, Inc.	181,608
8,163	Methode Electronics, Inc.	238,686
26,500	Microsemi Corporation[l]	1,015,215
381,710	Microsoft Corporation	21,081,843
12,570	Monolithic Power Systems, Inc.	799,955
870	Morningstar, Inc.	76,795
9,619	Nanometrics, Inc.[l]	152,365
16,940	National Instruments Corporation	510,063
3,070	NETGEAR, Inc.[l]	123,936
8,370	Nice Systems, Ltd. ADR[h]	542,292
82,126	NVIDIA Corporation	2,926,149
9,350	NXP Semiconductors NVl	758,005
13,000	Oclaro, Inc.[l]	70,200
5,450	ON Semiconductor Corporation[l]	52,266
131,700	Oracle Corporation	5,387,847
5,360	Palo Alto Networks, Inc.[l]	874,430
36,440	Pandora Media, Inc.[h,l]	326,138
6,000	Paylocity Holding Corporation[l]	196,440
190,690	PayPal Holdings, Inc.[l]	7,360,634
12,650	Pegasystems, Inc.	321,057
5,320	Plantronics, Inc.	208,491
60,820	Polycom, Inc.[l]	678,143
24,500	Progress Software Corporation[l]	590,940
8,500	Proofpoint, Inc.[l]	457,130
15,500	PTC, Inc.[l]	513,980
13,530	QLIK Technologies, Inc.[l]	391,288
6,410	QUALCOMM, Inc.	327,807
2,000	Qualys, Inc.[l]	50,620
11,500	RealPage, Inc.[l]	239,660
8,750	Red Hat, Inc.[l]	651,963
11,290	Ruckus Wireless, Inc.[l]	110,755
150,210	Salesforce.com, Inc.[l]	11,090,004
3,340	Sanmina Corporation[l]	78,089
3,530	ScanSource, Inc.[l]	142,541
7,080	ServiceNow, Inc.[l]	433,154
15,300	ShoreTel, Inc.[l]	113,832
10,950	Symantec Corporation	201,261
11,860	Synopsys, Inc.[l]	574,498
1,780	Tech Data Corporation[l]	136,651
83,433	Teradyne, Inc.	1,801,318
4,650	Tessera Technologies, Inc.	144,150
89,780	Texas Instruments, Inc.	5,155,168
8,860	Trimble Navigation, Ltd.[l]	219,728
2,400	Tyler Technologies, Inc.[l]	308,664
5,520	Ultimate Software Group, Inc.[l]	1,068,120
25,012	Virtusa Corporation[l]	936,950
141,310	Visa, Inc.	10,807,389
18,200	Xerox Corporation	203,112
141,790	Xilinx, Inc.	6,725,100

	Total	189,437,896

Materials (0.8%)
12,530	Agnico Eagle Mines, Ltd.	453,085
38,597	Albemarle Corporation	2,467,506
65,640	Alcoa, Inc.[h]	628,831
7,460	American Vanguard Corporation[l]	117,719
7,530	Avery Dennison Corporation	542,988
12,944	Axalta Coating Systems, Ltd.[l]	377,965
4,726	Balchem Corporation	293,107
10,480	Ball Corporation	747,119
69,870	Barrick Gold Corporation	948,835
3,530	Bemis Company, Inc.	182,783
2,110	Boise Cascade Company[l]	43,719
14,960	Cabot Corporation	723,017

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
80

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (20.6%)	Value
Materials (0.8%) - continued
1,640	Carpenter Technology Corporation	$56,137
8,400	Celanese Corporation	550,200
12,927	Chemtura Corporation[l]	341,273
2,964	Clearwater Paper Corporation[l]	143,784
41,480	Crown Holdings, Inc.[l]	2,056,993
55,060	Dow Chemical Company	2,800,352
2,550	Eagle Materials, Inc.	178,780
8,500	Eastman Chemical Company	613,955
48,530	Eldorado Gold Corporation	153,355
5,870	Ferroglobe plc	51,715
15,620	FMC Corporation	630,579
54,990	Freeport-McMoRan, Inc.[h]	568,597
47,580	Goldcorp, Inc.	772,223
6,778	Innospec, Inc.	293,894
32,130	International Paper Company	1,318,615
83,750	Kinross Gold Corporation[l]	284,750
2,620	Koppers Holdings, Inc.[l]	58,871
3,250	Martin Marietta Materials, Inc.	518,407
2,010	Materion Corporation	53,225
3,996	Minerals Technologies, Inc.	227,173
94,340	Mosaic Company	2,547,180
20,664	Myers Industries, Inc.	265,739
39,420	Newmont Mining Corporation	1,047,784
20,580	Olin Corporation	357,475
9,880	OMNOVA Solutions, Inc.[l]	54,933
33,220	Owens-Illinois, Inc.[l]	530,191
27,123	Packaging Corporation of America	1,638,229
10,430	PolyOne Corporation	315,507
7,090	Rayonier Advanced Materials, Inc.	67,355
5,680	Reliance Steel & Aluminum Company	392,999
4,510	Royal Gold, Inc.	231,318
7,200	RPM International, Inc.	340,776
5,450	Schnitzer Steel Industries, Inc.	100,498
9,735	Scotts Miracle-Gro Company	708,416
13,870	Sealed Air Corporation	665,899
21,270	Silver Wheaton Corporation	352,657
16,200	Sonoco Products Company	786,834
46,021	Steel Dynamics, Inc.	1,035,933
7,990	Stillwater Mining Company[l]	85,093
37,150	Teck Resources, Ltd.[h]	282,711
6,840	Vulcan Materials Company	722,099
2,290	Westlake Chemical Corporation	106,027
19,122	Westrock Company	746,332
70,330	Yamana Gold, Inc.	213,803

	Total	32,795,340

Telecommunications Services (0.2%)
27,160	Cincinnati Bell, Inc.[l]	105,109
4,450	FairPoint Communications, Inc.[l]	66,216
5,930	General Communication, Inc.[l]	108,638
8,910	Level 3 Communications, Inc.[l]	470,894
2,900	ORBCOMM, Inc.[l]	29,377
10,780	SBA Communications Corporation[l]	1,079,833
91,289	Verizon Communications, Inc.	4,936,909
54,220	Vonage Holdings Corporation[l]	247,785

	Total	7,044,761

Utilities (0.5%)
2,420	Ameren Corporation	121,242
9,770	American States Water Company	384,547
8,240	Aqua America, Inc.	262,197
5,630	Artesian Resources Corporation	157,415
28,510	Avista Corporation	1,162,638
11,600	California Water Service Group	309,952
13,540	CenterPoint Energy, Inc.	283,257
1,000	Chesapeake Utilities Corporation	62,970

Shares	Common Stock (20.6%)	Value
Utilities (0.5%) - continued
4,790	Consolidated Water Company, Ltd.	$58,294
8,670	Dynegy, Inc.[l]	124,588
16,820	Edison International, Inc.	1,209,190
7,135	FirstEnergy Corporation	256,646
15,240	Great Plains Energy, Inc.	491,490
6,631	Laclede Group, Inc.	449,250
32,970	MDU Resources Group, Inc.	641,596
2,400	Middlesex Water Company	74,040
3,460	New Jersey Resources Corporation	126,048
1,670	Northwest Natural Gas Company	89,929
135,800	PG&E Corporation	8,109,976
9,007	PNM Resources, Inc.	303,716
5,830	Portland General Electric Company	230,227
10,300	Public Service Enterprise Group, Inc.	485,542
6,820	Renewable Energy Group, Inc.[l]	64,381
28,050	Southern Company	1,451,026
9,150	Southwest Gas Corporation	602,527
42,388	Talen Energy Corporation[l]	381,492
11,490	UGI Corporation	462,932
2,679	Unitil Corporation	113,831
12,150	Vectren Corporation	614,304
5,820	WEC Energy Group, Inc.	349,607
6,950	Westar Energy, Inc.	344,790

	Total	19,779,640

	Total Common Stock (cost $798,441,320)	870,467,039

Shares	Collateral Held for Securities Loaned (0.7%)	Value
30,457,877	Thrivent Cash Management Trust	30,457,877

	Total Collateral Held for Securities Loaned (cost $30,457,877)	30,457,877

Shares or Principal Amount	Short-Term Investments (20.6%)[m]	Value
	Federal Agricultural Mortgage Corporation Discount Notes
8,300,000	0.370%, 4/4/2016[n]	8,299,744
8,100,000	0.400%, 7/25/2016	8,089,650
	Federal Home Loan Bank Discount Notes
25,000,000	0.370%, 4/6/2016	24,998,715
42,400,000	0.368%, 4/8/2016[n]	42,396,969
20,000,000	0.365%, 4/11/2016[n]	19,997,972
15,000,000	0.360%, 4/15/2016	14,997,900
4,900,000	0.381%, 4/22/2016[n]	4,898,911
5,000,000	0.390%, 4/27/2016[n]	4,998,593
20,000,000	0.288%, 5/2/2016	19,995,049
26,400,000	0.370%, 5/3/2016	26,391,306
12,045,000	0.343%, 5/4/2016	12,041,215
15,000,000	0.358%, 5/4/2016	14,995,077
15,500,000	0.290%, 5/5/2016	15,495,755
25,000,000	0.300%, 5/6/2016	24,992,708
19,000,000	0.300%, 5/10/2016	18,993,825
20,000,000	0.325%, 5/12/2016	19,992,597
15,000,000	0.308%, 5/13/2016	14,994,610
18,100,000	0.380%, 5/20/2016	18,090,638
10,000,000	0.270%, 5/23/2016	9,996,100
20,130,000	0.250%, 5/25/2016	20,122,451
	Federal Home Loan Mortgage Corporation Discount Notes
12,750,000	0.400%, 7/25/2016	12,733,709

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
81

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares or Principal Amount	Short-Term Investments (20.6%)[m]	Value
	Federal National Mortgage Association Discount Notes
1,000,000	0.350%, 6/1/2016	$999,407
7,000,000	0.334%, 6/8/2016	6,995,584
	Thrivent Cash Management Trust
505,654,998	0.290%	505,654,998

	Total Short-Term Investments (at amortized cost)	871,163,483

	Total Investments (cost $4,656,583,823) 113.2%	$4,791,553,601

	Other Assets and Liabilities, Net (13.2%)	(557,803,786)

	Total Net Assets 100.0%	$4,233,749,815

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	In bankruptcy. Interest is not being accrued.
c	All or a portion of the loan is unfunded.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2016, the value of these investments was $154,963,590 or 3.7% of total net assets.

f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2016.
g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31, 2016.
h	All or a portion of the security is on loan.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

k	At March 31, 2016, $97,053 of investments were segregated to cover exposure to a counterparty for margin on open mortgage-backed security transactions.
l	Non-income producing security.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Moderately Conservative Allocation Portfolio as of March 31, 2016 was $64,184,651 or 1.5% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 31, 2016.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
82

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$824,587
Apidos CLO XVIII, 7/22/2026	6/25/2014	822,937
Ares CLO, Ltd., 11/15/2025	11/26/2014	1,500,000
Ares CLO, Ltd., 10/12/2023	5/15/2015	2,800,000
Babson CLO, Ltd., 10/17/2026	8/15/2014	824,588
Bayview Opportunity Master Fund Trust, 2/28/2035	2/27/2015	1,923,382
Betony CLO, Ltd., 4/15/2027	2/25/2015	750,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	825,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	824,167
CAM Mortgage, LLC, 7/15/2064	6/24/2015	1,105,917
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	825,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	825,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	825,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	825,000
CoBank ACB, 6/15/2022	10/18/2013	384,050
Digicel, Ltd., 4/15/2021	8/18/2014	2,457,258
DRB Prime Student Loan Trust, 7/25/2031	9/23/2015	865,372
DRB Prime Student Loan Trust, 1/25/2040	12/4/2015	915,594
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	825,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	904,432
Galaxy XX CLO, Ltd., 7/20/2027	5/20/2015	2,650,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	824,175
Golub Capital Partners CLO 22B, Ltd., 2/20/2027	2/6/2015	1,566,968
Golub Capital Partners CLO 23M, Ltd., 5/5/2027	5/18/2015	798,000
Limerock CLO III, LLC, 10/20/2026	10/16/2014	2,500,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	898,920
Madison Park Funding, Ltd., 8/15/2022	5/8/2015	2,975,000
Magnetite XII, Ltd., 4/15/2027	2/6/2015	2,600,000
Mountain View CLO, Ltd., 7/15/2027	5/13/2015	2,618,201
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	700,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	2,650,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	825,000
OHA Loan Funding, Ltd., 10/20/2026	11/6/2014	2,493,750
OZLM VIII, Ltd., 10/17/2026	8/7/2014	820,298
Pretium Mortgage Credit Partners, LLC, 10/27/2030	10/6/2015	1,839,185
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	1,925,000
Shackleton VII CLO, Ltd., 4/15/2027	3/27/2015	2,650,000
Sunset Mortgage Loan Company, LLC, 9/16/2045	10/2/2015	1,618,988
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	801,925
Symphony CLO XV, Ltd., 10/17/2026	10/17/2014	2,481,250
Vericrest Opportunity Loan Transferee, 10/25/2058	2/6/2015	4,805,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
83

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Security	Acquisition Date	Cost
Vericrest Opportunity Loan Transferee, 2/25/2055	2/25/2015	$1,070,650
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	823,762

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative Allocation Portfolio as of March 31, 2016:

Securities Lending Transactions

Taxable Debt Security	$17,432,716
Common Stock	11,944,814

Total lending	$29,377,530
Gross amount payable upon return of collateral for securities loaned	$30,457,877

Net amounts due to counterparty	$1,080,347

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$209,519,795
Gross unrealized depreciation	(74,550,017)

Net unrealized appreciation (depreciation)	$134,969,778

Cost for federal income tax purposes	$4,656,583,823

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
84

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2016, in valuing Moderately Conservative Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	7,536,024	–	7,536,024	–
Capital Goods	3,624,190	–	3,624,190	–
Communications Services	41,202,680	–	38,881,488	2,321,192
Consumer Cyclical	25,176,899	–	23,356,999	1,819,900
Consumer Non-Cyclical	18,357,717	–	17,288,938	1,068,779
Energy	6,796,175	–	4,517,061	2,279,114
Financials	6,640,459	–	6,640,459	–
Technology	7,364,880	–	6,965,528	399,352
Transportation	4,470,445	–	3,505,465	964,980
Utilities	3,349,455	–	3,349,455	–
Long-Term Fixed Income
Asset-Backed Securities	67,884,300	–	67,884,300	–
Basic Materials	11,399,218	–	11,399,218	–
Capital Goods	36,599,648	–	36,599,648	–
Collateralized Mortgage Obligations	74,811,034	–	74,811,034	–
Commercial Mortgage-Backed Securities	65,929,642	–	65,929,642	–
Communications Services	84,999,744	–	84,999,744	–
Consumer Cyclical	46,570,749	–	46,570,749	–
Consumer Non-Cyclical	78,765,828	–	78,765,828	–
Energy	44,298,142	–	44,298,142	–
Financials	142,291,569	–	142,291,569	–
Foreign Government	1,659,944	–	1,659,944	–
Mortgage-Backed Securities	530,195,060	–	530,195,060	–
Technology	30,593,200	–	30,593,200	–
Transportation	13,327,556	–	13,327,556	–
U.S. Government and Agencies	487,709,715	–	487,709,715	–
Utilities	39,934,146	–	39,934,146	–
Registered Investment Companies
Affiliated Fixed Income Holdings	676,178,536	676,178,536	–	–
Affiliated Equity Holdings	393,022,399	393,022,399	–	–
Fixed Income Funds/ETFs	55,260,824	55,260,824	–	–
Equity Funds/ETFs	13,515,024	13,515,024	–	–
Common Stock
Consumer Discretionary	133,165,735	133,165,735	–	–
Consumer Staples	47,414,689	47,414,689	–	–
Energy	107,339,489	107,339,489	–	–
Financials	135,823,496	135,823,496	–	–
Health Care	108,571,711	108,571,711	–	–
Industrials	89,094,282	89,094,282	–	–
Information Technology	189,437,896	189,437,896	–	–
Materials	32,795,340	32,795,340	–	–
Telecommunications Services	7,044,761	7,044,761	–	–
Utilities	19,779,640	19,779,640	–	–
Short-Term Investments	365,508,485	–	365,508,485	–

Subtotal Investments in Securities	$4,255,440,726	$2,008,443,822	$2,238,143,587	$8,853,317

Other Investments*	Total
Short-Term Investments	505,654,998
Collateral Held for Securities Loaned	30,457,877

Subtotal Other Investments	$536,112,875

Total Investments at Value	$4,791,553,601

*

In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
85

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,649,754	1,649,754	–	–

Total Asset Derivatives	$1,649,754	$1,649,754	$–	$–

Liability Derivatives
Futures Contracts	5,775,885	5,775,885	–	–

Total Liability Derivatives	$5,775,885	$5,775,885	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2016. Transfers between Levels are identified as of the end of the period.

The following table presents Moderately Conservative Allocation Portfolio’s futures contracts held as of March 31, 2016. Investments and/or cash totaling $26,397,069 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	887	June 2016	$115,673,182	$115,656,489	($16,693)
CBOT 2-Yr. U.S. Treasury Note	(47)	June 2016	(10,278,169)	(10,281,250)	(3,081)
CBOT 5-Yr. U.S. Treasury Note	1,249	June 2016	151,045,055	151,333,911	288,856
CBOT U.S. Long Bond	535	June 2016	88,414,667	87,974,062	(440,605)
CME E-mini S&P Mid-Cap 400 Index	(428)	June 2016	(59,092,453)	(61,683,360)	(2,590,907)
CME S&P 500 Index	(51)	June 2016	(25,928,209)	(26,156,625)	(228,416)
Eurex Euro STOXX 50 Index	3,000	June 2016	102,278,844	99,782,661	(2,496,183)
ICE mini MSCI EAFE Index	1,424	June 2016	115,648,444	115,735,600	87,156
NYBOT NYF mini Russell 2000 Index	295	June 2016	31,459,458	32,733,200	1,273,742
Total Futures Contracts					($4,126,131)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Moderately Conservative Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at March 31, 2016	Value March 31, 2016	Income Earned January 1, 2016 - March 31, 2016
Small Cap Stock	$29,219,401	$–	$–	1,881,929	$29,235,397	$–
Mid Cap Stock	58,291,611	–	–	3,484,569	58,772,831	–
Partner Worldwide Allocation	149,147,055	–	–	16,564,901	148,759,436	–
Large Cap Value	126,438,164	–	–	8,148,101	127,180,456	–
Large Cap Stock	29,676,377	–	–	2,552,346	29,074,279	–
High Yield	103,974,761	1,498,336	–	23,558,807	106,787,361	1,498,686
Income	335,972,791	3,127,905	–	34,494,092	346,813,951	3,118,182
Limited Maturity Bond	220,756,038	1,023,778	–	22,809,718	222,577,224	1,021,284
Cash Management Trust-Collateral Investment	68,616,520	321,866,313	360,024,956	30,457,877	30,457,877	109,772
Cash Management Trust-Short Term Investment	118,807,605	683,726,313	296,878,920	505,654,998	505,654,998	296,473
Total Value and Income Earned	$1,240,900,323				$1,605,313,810	$6,044,397

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
86

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Bank Loans (10.8%)[a]	Value
Basic Materials (0.5%)
	Alpha Natural Resources, Inc., Term Loan
$59,093	3.500%, 5/22/2020[b]	$18,073
	Fortescue Metals Group, Ltd., Term Loan
177,652	4.250%, 6/30/2019[c,d]	149,622
	Ineos US Finance, LLC, Term Loan
104,541	3.750%, 12/15/2020	102,711
	NewPage Corporation, Delayed Draw
22,050	11.000%, 7/26/2017	18,632
	NewPage Corporation, Term Loan
22,050	10.136%, 7/26/2017	18,632
109,575	0.000%, 2/11/2021[b]	16,025
	Tronox Pigments BV, Term Loan
102,519	4.500%, 3/19/2020	94,625

	Total	418,320

Capital Goods (0.3%)
	Accudyne Industries, LLC, Term Loan
67,089	4.000%, 12/13/2019[c,d]	58,367
	ADS Waste Holdings, Inc., Term Loan
56,638	3.750%, 10/9/2019	56,119
	Berry Plastics Group, Inc., Term Loan
77,068	3.500%, 2/8/2020	76,683
	Rexnord, LLC, Term Loan
55,428	4.000%, 8/21/2020	54,518

	Total	245,687

Communications Services (3.3%)
	Altice Financing SA, Term Loan
86,844	5.250%, 2/4/2022	86,916
	Atlantic Broadband Penn, LLC, Term Loan
48,003	3.250%, 11/30/2019	47,808
	Birch Communication Inc., Term Loan
105,875	7.750%, 7/17/2020	91,582
	Block Communications, Inc., Term Loan
109,722	4.000%, 11/7/2021	109,722
	Cengage Learning Acquisitions, Term Loan
86,527	7.000%, 3/31/2020	86,033
	Charter Communications Operating, LLC, Term Loan
25,540	3.000%, 7/1/2020	25,409
	Cincinnati Bell, Inc., Term Loan
90,338	4.000%, 9/10/2020[c,d]	88,682
	CommScope, Inc., Term Loan
89,550	3.828%, 12/29/2022	89,354
	CSC Holdings, LLC, Term Loan
37,500	5.000%, 10/9/2022	37,494
	Fairpoint Communications, Term Loan
138,935	7.500%, 2/14/2019[c,d]	137,487
	Grande Communications Networks, LLC, Term Loan
105,033	4.500%, 5/29/2020	103,151
	Gray Television, Inc., Term Loan
66,772	3.938%, 6/13/2021	66,522
54,863	4.250%, 6/13/2021	54,863
	Hargray Communications Group, Inc., Term Loan
48,866	5.250%, 6/26/2019	48,560

Principal Amount	Bank Loans (10.8%)[a]	Value
Communications Services (3.3%) - continued
	Integra Telecom Holdings, Inc., Term Loan
$70,132	5.250%, 8/14/2020	$65,959
	Intelsat Jackson Holdings SA, Term Loan
42,173	3.750%, 6/30/2019[c,d]	39,259
	Level 3 Communications, Inc., Term Loan
79,000	4.000%, 8/1/2019	79,082
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
145,000	4.500%, 1/7/2022	138,113
	LTS Buyer, LLC, Term Loan
83,609	4.000%, 4/13/2020	82,563
	MCC Georgia, LLC, Term Loan
78,600	3.750%, 6/30/2021	78,207
	McGraw-Hill Global Education Holdings, LLC, Term Loan
89,896	4.912%, 3/22/2019	89,521
	NEP/NCP Holdco, Inc., Term Loan
105,313	4.250%, 1/22/2020	97,151
	NTelos, Inc., Term Loan
105,008	5.750%, 11/9/2019	104,220
	Numericable US, LLC, Term Loan
74,812	4.563%, 7/29/2022	73,831
	SBA Senior Finance II, LLC, Term Loan
98,250	3.250%, 3/24/2021	97,680
	TNS, Inc., Term Loan
48,168	5.000%, 2/14/2020	47,370
	Univision Communications, Inc., Term Loan
104,980	4.000%, 3/1/2020	103,832
	Virgin Media Investment Holdings, Ltd., Term Loan
54,539	3.500%, 6/30/2023	54,042
	WideOpenWest Finance, LLC, Term Loan
66,977	4.500%, 4/1/2019[c,d]	66,176
	WMG Acquisition Corporation, Term Loan
54,859	0.000%, 7/1/2020[c,d]	54,013
	XO Communications, LLC, Term Loan
98,025	4.250%, 3/20/2021	97,570
	Yankee Cable Acquisition, LLC, Term Loan
90,332	4.250%, 3/1/2020	89,805
	Zayo Group, LLC, Term Loan
91,903	3.750%, 5/6/2021	91,367

	Total	2,623,344

Consumer Cyclical (2.0%)
	Amaya BV, Term Loan
185,941	5.000%, 8/1/2021[c,d]	170,469
	Burlington Coat Factory Warehouse Corporation, Term Loan
86,035	4.250%, 8/13/2021	86,020
	Ceridian HCM Holding, Inc., Term Loan
51,653	4.500%, 9/15/2020	49,716
	Charter Communications Operating, LLC, Term Loan
52,515	3.000%, 1/3/2021	52,262
	Dollar Tree, Inc., Term Loan
43,248	3.500%, 7/6/2022	43,378

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
87

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Bank Loans (10.8%)[a]	Value
Consumer Cyclical (2.0%) - continued
	FCA US, LLC, Term Loan
$51,808	3.250%, 12/31/2018	$51,711
	Golden Nugget, Inc., Delayed Draw
17,808	5.500%, 11/21/2019	17,708
	Golden Nugget, Inc., Term Loan
41,552	5.500%, 11/21/2019	41,318
	IMG Worldwide, Inc., Term Loan
113,173	5.250%, 5/6/2021	112,961
	J.C. Penney Corporation, Inc., Term Loan
104,809	6.000%, 5/22/2018	104,914
	KAR Auction Services, Inc., Term Loan
110,000	4.250%, 3/9/2023	110,229
	Las Vegas Sands, LLC, Term Loan
78,200	3.250%, 12/19/2020	78,124
	Marina District Finance Company, Inc., Term Loan
52,816	6.500%, 8/15/2018	52,706
	MGM Resorts International, Term Loan
68,848	3.500%, 12/20/2019	68,651
	Michaels Stores, Inc., Term Loan
72,768	4.000%, 1/28/2020	72,755
	Mohegan Tribal Gaming Authority, Term Loan
115,301	5.500%, 6/15/2018	111,338
	Pinnacle Entertainment, Inc., Term Loan
11,351	3.750%, 8/13/2020	11,330
	Scientific Games International, Inc., Term Loan
105,570	6.000%, 10/18/2020	102,073
124,684	0.000%, 10/1/2021[c,d]	120,379
	Seminole Hard Rock Entertainment, Inc., Term Loan
49,116	3.500%, 5/14/2020	48,502
	Seminole Indian Tribe of Florida, Term Loan
76,452	3.000%, 4/29/2020	76,165

	Total	1,582,709

Consumer Non-Cyclical (1.7%)
	Albertson’s, LLC, Term Loan
155,372	5.500%, 3/21/2019	155,285
24,938	5.500%, 12/21/2022	24,951
	Catalina Marketing Corporation, Term Loan
88,425	4.500%, 4/9/2021	75,161
	CHS/Community Health Systems, Inc., Term Loan
14,439	3.741%, 12/31/2018	14,282
48,062	3.750%, 1/27/2021	47,154
88,433	4.000%, 1/27/2021	86,848
	Endo Luxembourg Finance I Co Sarl, Term Loan
99,750	3.750%, 9/26/2022	98,129
	JBS USA, LLC, Term Loan
71,201	3.750%, 5/25/2018	70,890
9,824	3.750%, 9/18/2020	9,750
24,937	4.000%, 10/30/2022	24,782
	Libbey Glass, Inc., Term Loan
72,835	3.750%, 4/9/2021	71,925
	LTF Merger Sub, Inc., Term Loan
74,437	4.250%, 6/10/2022	73,433

Principal Amount	Bank Loans (10.8%)[a]	Value
Consumer Non-Cyclical (1.7%) - continued
	Mallinckrodt International Finance SA, Term Loan
$45,000	0.000%, 3/19/2021[c,d]	$43,838
	Ortho-Clinical Diagnostics, Inc., Term Loan
128,099	4.750%, 6/30/2021	118,491
	Supervalu, Inc., Term Loan
149,396	4.500%, 3/21/2019	145,885
	Valeant Pharmaceuticals International, Inc., Term Loan
313,427	4.000%, 4/1/2022[c,d]	295,537

	Total	1,356,341

Energy (0.5%)
	Arch Coal, Inc., Term Loan
154,142	7.500%, 5/16/2018[b]	54,400
	Aria Energy Operating, LLC, Term Loan
34,718	5.000%, 5/27/2022	30,551
	Energy Solutions, LLC, Term Loan
73,164	6.750%, 5/29/2020[c,d]	67,311
	Exgen Renewables I, LLC, Term Loan
51,609	5.250%, 2/6/2021	51,480
	McJunkin Red Man Corporation, Term Loan
75,943	4.750%, 11/8/2019	72,526
	MEG Energy Corporation, Term Loan
74,034	0.000%, 3/31/2020	59,449
	Pacific Drilling SA, Term Loan
78,772	4.500%, 6/3/2018	24,504
	Western Refining, Inc., Term Loan
39,898	0.000%, 11/12/2020[c,d]	38,701

	Total	398,922

Financials (0.6%)
	Delos Finance Sarl, Term Loan
100,000	3.500%, 3/6/2021	100,100
	DJO Finance, LLC, Term Loan
39,800	4.250%, 6/7/2020	38,871
	Harland Clarke Holdings Corporation, Term Loan
90,642	7.000%, 5/22/2018[c,d]	88,942
	MPH Acquisition Holdings, LLC, Term Loan
38,201	3.750%, 3/31/2021	37,800
	TransUnion, LLC, Term Loan
88,200	3.500%, 4/9/2021	87,274
	WaveDivision Holdings, LLC, Term Loan
110,214	4.000%, 10/15/2019[c,d]	109,113

	Total	462,100

Technology (1.1%)
	Avago Technologies Cayman Finance, Ltd., Term Loan
250,000	4.250%, 2/1/2023[c,d]	248,608
	First Data Corporation, Term Loan
87,187	3.932%, 3/23/2018	86,947
50,000	3.932%, 9/24/2018	49,896
20,688	0.000%, 3/24/2021[c,d]	20,636
	ON Semiconductor Corporation, Term Loan
180,000	0.000%, 3/31/2023[c,d]	180,056

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
88

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Bank Loans (10.8%)[a]	Value
Technology (1.1%) - continued
	SS&C European Holdings SARL, Term Loan
$41,928	4.007%, 7/8/2022	$41,987
6,078	4.018%, 7/8/2022	6,086
	Western Digital Corporation, Term Loan
180,000	0.000%, 3/16/2023[c,d]	177,694
	Zayo Group, LLC, Term Loan
19,950	4.500%, 5/6/2021	19,995

	Total	831,905

Transportation (0.5%)
	American Airlines, Inc., Term Loan
106,110	3.250%, 6/27/2020	105,504
	Delta Airlines, Inc., Term Loan
99,500	3.250%, 8/24/2022	99,376
	OSG Bulk Ships, Inc., Term Loan
93,817	5.250%, 8/5/2019	84,436
	XPO Logistics, Inc., Term Loan
112,219	5.500%, 11/1/2021	112,499

	Total	401,815

Utilities (0.3%)
	Calpine Corporation, Term Loan
79,265	4.000%, 10/31/2020	78,522
84,139	3.500%, 5/27/2022	82,943
	Intergen NV, Term Loan
105,030	5.500%, 6/15/2020	93,739

	Total	255,204

	Total Bank Loans (cost $9,045,058)	8,576,347

Shares	Common Stock (61.1%)	Value
Consumer Discretionary (9.4%)
1,400	Aisan Industry Company, Ltd.	11,004
1,140	Amazon.com, Inc.[e]	676,750
580	Autoliv, Inc.	68,718
830	AutoZone, Inc.[e]	661,253
200	Bayerische Motoren Werke AG	15,967
2,400	Berkeley Group Holdings plc	110,661
4,290	Best Buy Company, Inc.	139,168
1,800	Betsson ABe	27,892
500	Brembo SPA	25,850
1,200	Bridgestone Corporation	44,787
1,500	Bunzl plc	43,510
2,730	Burlington Stores, Inc.[e]	153,535
2,000	Calsonic Kansei Corporation	14,861
2,225	Cedar Fair, LP	132,276
1,500	Cineworld Group plc	11,557
11,906	Comcast Corporation	727,218
900	Compass Group plc	15,866
1,490	Core-Mark Holding Company, Inc.	121,524
400	Daimler AG	30,613
10,000	Debenhams plc	10,790
4,400	Denso Corporation	176,618
6,010	Discovery Communications, Inc.[e]	172,066
6,000	EDION Corporation	45,471
2,200	Eutelsat Communications	70,953
4,990	Ford Motor Company	67,365
1,690	General Motors Company	53,117
6,000	Gunze, Ltd.	16,971
3,200	Hakuhodo Dy Holdings, Inc.	36,230
1,610	Harman International Industries, Inc.	143,354
300	Hennes & Mauritz AB	9,985

Shares	Common Stock (61.1%)	Value
Consumer Discretionary (9.4%) - continued
6,300	Honda Motor Company, Ltd.	$172,249
5,800	Inchcape plc	60,156
900	Intertek Group plc	40,864
2,350	Jarden Corporation[e]	138,533
352	Linamar Corporation	16,937
300	LVMH Moet Hennessy Louis Vuitton SE	51,263
1,600	Marks and Spencer Group plc	9,324
7,323	MDC Partners, Inc.	172,823
10,370	NIKE, Inc.	637,444
2,800	NOK Corporation	47,769
900	Nokian Renkaat Oyj	31,753
100	Paddy Power plc	13,948
2,000	PanaHome Corporation	14,997
5,900	Persimmon plc	176,299
500	ProSiebenSat.1 Media AG	25,668
800	RELX NV	13,948
1,582	Restoration Hardware Holdings, Inc.[e]	66,286
200	Rightmove plc	12,077
1,400	Sekisui House, Ltd.	23,620
1,500	SHOWA Corporation	13,085
2,100	Sports Direct International plc[e]	11,391
600	Stanley Electric Company, Ltd.	13,561
3,900	Star Entertainment Group, Ltd.	16,962
5,640	Starbucks Corporation	336,708
4,700	Sumitomo Forestry Company, Ltd.	53,953
2,700	Sumitomo Rubber Industries, Ltd.	41,718
500	Tamron Company, Ltd.	8,189
2,560	Target Corporation	210,637
4,700	Tatts Group, Ltd.	13,617
900	Tokai Rika Company, Ltd.	16,915
4,840	Toll Brothers, Inc.[e]	142,828
1,700	Toyota Motor Corporation	90,160
5,400	UBM plc	46,527
900	USS Company, Ltd.	14,361
100	Valora Holding AG	24,970
2,000	Wacoal Holdings Corporation	23,867
4,240	Walt Disney Company	421,074
3,800	WH Smith plc	98,986
500	Whitbread plc	28,383
3,600	Wolters Kluwer NV	143,487
3,400	WPP plc	79,137
700	Yokohama Rubber Company, Ltd.	11,507

	Total	7,423,911

Consumer Staples (4.0%)
800	AarhusKarlshamn AB	63,501
4,519	Anheuser-Busch InBev NV ADR	563,339
2,700	Axfood AB	49,826
2,600	British American Tobacco plc	152,037
1,900	Britvic plc	19,364
7,120	Coca-Cola Company	330,297
3,900	Coca-Cola HBC AG	82,704
800	Henkel AG & Company KGaA	78,446
6,400	Imperial Tobacco Group plc	354,349
500	Japan Tobacco, Inc.	20,811
1,700	Jeronimo Martins SGPS SA	27,790
1,800	Kao Corporation	95,980
11,900	Koninklijke Ahold NV	267,290
300	KOSE Corporation	29,165
2,500	Nestle SA	186,552
1,000	Nippon Meat Packers, Inc.	22,011
2,900	Nisshin OilliO Group, Ltd.	11,833
5,300	Philip Morris International, Inc.	519,983
1,000	Suedzucker AG	17,597
500	Sugi Holdings Company, Ltd.	26,380

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
89

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Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (61.1%)	Value
Consumer Staples (4.0%) - continued
3,500	Swedish Match AB	$118,643
3,150	WhiteWave Foods Company[e]	128,016
2,000	Woolworths, Ltd.	33,849

	Total	3,199,763

Energy (4.1%)
74,423	BP plc	372,364
91	Canadian Natural Resources, Ltd.	2,462
3,430	Continental Resources, Inc.[e]	104,135
6,450	EOG Resources, Inc.	468,141
7,970	EQT Corporation	536,062
18,000	Kinder Morgan, Inc.	321,480
3,470	OMV AG	97,432
6,510	Parsley Energy, Inc.[e]	147,126
2,612	Royal Dutch Shell plc	63,298
32	Royal Dutch Shell plc, Class A	773
1,548	Royal Dutch Shell plc, Class B	37,670
12,900	Spectra Energy Corporation	394,740
2,025	Statoil ASA	31,627
2,100	Total SA	95,553
170	Vantage Drilling International[e]	18,700
73,500	Weatherford International plc[e]	571,830

	Total	3,263,393

Financials (17.9%)
500	Acadia Realty Trust	17,565
700	AEON Financial Service Company, Ltd.	16,480
1,010	Affiliated Managers Group, Inc.[e]	164,024
700	Agree Realty Corporation	26,929
3,661	Alexandria Real Estate Equities, Inc.	332,748
3,000	Allianz SE	487,216
300	American Campus Communities, Inc.	14,127
341	American Farmland Company	2,141
1,500	Apartment Investment & Management Company	62,730
8,600	Apollo Investment Corporation	47,730
600	Apple Hospitality REIT, Inc.	11,886
3,950	Ares Capital Corporation	58,618
8,200	Australia & New Zealand Banking Group, Ltd.	146,997
1,100	AvalonBay Communities, Inc.	209,220
13,900	Bank Hapoalim, Ltd.	72,153
11,000	Bank of East Asia, Ltd.	41,115
4,953	Bank of Nova Scotia	242,053
3,612	Bank of Queensland, Ltd.	33,490
29,000	Bank of Yokohama, Ltd.[f]	131,368
8,300	BinckBank NV	61,784
400	Bluerock Residential Growth REIT, Inc.	4,352
2,265	Boston Properties, Inc.	287,836
6,144	Brixmor Property Group, Inc.	157,409
3,190	Camden Property Trust	268,247
1,601	Canadian Western Bank	29,770
11,200	CapitaMall Trust	17,357
650	Care Capital Properties, Inc.	17,446
19,030	Charles Schwab Corporation	533,221
356	Chesapeake Lodging Trust	9,420
3,000	Chiba Bank, Ltd.	14,942
12,800	Citigroup, Inc.	534,400
3,600	CNP Assurances	56,062
250	CoreSite Realty Corporation	17,503
1,740	Crown Castle International Corporation	150,510
2,000	CubeSmart	66,600
600	CyrusOne, Inc.	27,390

Shares	Common Stock (61.1%)	Value
Financials (17.9%) - continued
800	Daiwa House Industry Company, Ltd.	$22,487
1,300	DDR Corporation	23,127
500	Derwent London plc	22,595
16,600	DEXUS Property Group	100,805
1,018	Digital Realty Trust, Inc.	90,083
7,908	Direct Line Insurance Group plc	41,946
500	Douglas Emmett, Inc.	15,055
14,410	Duke Realty Corporation	324,801
450	DuPont Fabros Technology, Inc.	18,239
400	Education Realty Trust, Inc.	16,640
7,760	Encore Capital Group, Inc.[e]	199,742
456	EPR Properties	30,379
700	Equinix, Inc.	231,497
1,000	Equity Lifestyle Properties, Inc.	72,730
400	Equity One, Inc.	11,464
3,420	Equity Residential	256,603
3,900	Erste Group Bank AGe	109,462
550	Essex Property Trust, Inc.	128,623
750	Extra Space Storage, Inc.	70,095
400	Federal Realty Investment Trust	62,420
300	First Industrial Realty Trust, Inc.	6,822
8,600	FlexiGroup, Ltd.	16,312
10,200	Frasers Centrepoint Trust	15,128
24,000	Fukuoka Financial Group, Inc.	78,179
4,239	General Growth Properties, Inc.	126,025
500	GEO Group, Inc.	17,335
2,900	Great Portland Estates plc	30,275
3,154	H&R Real Estate Investment Trust	50,974
1,400	Hamborner REIT AG	15,156
3,000	Hang Seng Bank, Ltd.	53,082
1,400	Hannover Rueckversicherung SE	162,712
2,700	HCP, Inc.	87,966
1,900	Healthcare Trust of America, Inc.	55,898
15,300	Henderson Group plc	56,596
1,300	Highwoods Properties, Inc.	62,153
1,000	Hospitality Properties Trust	26,560
6,271	Host Hotels & Resorts, Inc.	104,726
400	Hudson Pacific Properties, Inc.	11,568
3,100	Hufvudstaden AB	49,030
24,000	Hysan Development Company, Ltd.	102,281
794	Intact Financial Corporation	55,591
1,680	Intercontinental Exchange, Inc.	395,035
1,650	Invesco Mortgage Capital, Inc.	20,097
14,900	Investec plc	109,298
600	Iron Mountain, Inc.	20,346
600	Kilroy Realty Corporation	37,122
4,400	Kimco Realty Corporation	126,632
267	Lamar Advertising Company	16,421
700	LaSalle Hotel Properties	17,717
300	Liberty Property Trust	10,038
17,000	Link REIT	100,991
9,750	Live Oak Bancshares, Inc.	146,250
1,175	Macerich Company	93,107
2,900	Macquarie Group, Ltd.	146,781
2,200	Medical Properties Trust, Inc.	28,556
7,870	MetLife, Inc.	345,808
800	Mid-America Apartment Communities, Inc.	81,768
50,500	Mizuho Financial Group, Inc.	75,259
200	Muenchener Rueckversicherungs-Gesellschaft AG	40,589
2,800	National Australia Bank, Ltd.	56,221
2,964	National Bank of Canada	96,970
500	National Health Investors, Inc.	33,260
1,800	National Retail Properties, Inc.	83,160

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
90

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Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (61.1%)	Value
Financials (17.9%) - continued
52,000	New World Development Company, Ltd.	$49,630
850	NorthStar Realty Finance Corporation	11,152
4,200	Old Mutual plc	11,601
1,000	Omega Healthcare Investors, Inc.	35,300
500	Outfront Media, Inc.	10,550
4,216	PacWest Bancorp	156,624
1,200	Parkway Properties, Inc.	18,792
400	Pebblebrook Hotel Trust	11,628
2,150	Physicians Realty Trust	39,947
4,000	Poundland Group plc	8,953
900	Power Corporation of Canada	20,762
6,545	Prologis, Inc.	289,158
1,328	Public Storage, Inc.	366,302
338	QTS Realty Trust, Inc.	16,014
2,490	Raymond James Financial, Inc.	118,549
700	Realty Income Corporation	43,757
800	Regency Centers Corporation	59,880
400	Retail Opportunity Investments Corporation	8,048
1,997	RLJ Lodging Trust	45,691
300	Sampo Oyj	14,209
2,000	Schroders plc	76,889
3,200	Simon Property Group, Inc.	664,608
500	SL Green Realty Corporation	48,440
3,375	Solar Capital, Ltd.	58,320
517	Sovran Self Storage, Inc.	60,980
5,400	Spirit Realty Captial, Inc.	60,750
52,400	Stockland	171,431
1,196	Store Capital Corporation	30,953
16,000	Sumitomo Mitsui Trust Holdings, Inc.	46,840
1,500	Summit Hotel Properties, Inc.	17,955
250	Sun Communities, Inc.	17,903
1,121	Sunstone Hotel Investors, Inc.	15,694
1,600	Swiss Re AG	147,743
14,390	Synchrony Financial[e]	412,417
8,100	T&D Holdings, Inc.	75,662
500	Talanx AG	17,039
1,033	Tanger Factory Outlet Centers, Inc.	37,591
300	Taubman Centers, Inc.	21,369
300	Tokio Marine Holdings, Inc.	10,136
951	Toronto-Dominion Bank	41,050
2,400	UDR, Inc.	92,472
9,000	United Overseas Bank, Ltd.	125,892
1,150	Urban Edge Properties	29,716
2,200	Ventas, Inc.	138,512
1,642	VEREIT, Inc.	14,565
2,610	Vornado Realty Trust	246,462
800	Weingarten Realty Investors	30,016
2,857	Welltower, Inc.	198,104
17,800	Wing Tai Holdings, Ltd.	23,219
500	WP Carey, Inc.	31,120
4,830	XL Group plc	177,744
6,360	Zions Bancorporation	153,976

	Total	14,119,542

Health Care (6.7%)
14,380	Abbott Laboratories	601,515
200	Actelion, Ltd.	29,848
4,540	Akorn, Inc.[e]	106,826
1,400	Allergan plc[e]	375,242
2,040	Amgen, Inc.	305,857
1,500	Astellas Pharmaceutical, Inc.	19,934
100	Bayer AG	11,718
400	CSL, Ltd.	31,085

Shares	Common Stock (61.1%)	Value
Health Care (6.7%) - continued
2,200	Essilor International SA	$271,075
200	Gerresheimer AG	15,648
2,500	Hikma Pharmaceuticals plc	70,991
4,090	Hologic, Inc.[e]	141,105
1,167	ICON plc[e]	87,642
300	Lonza Group AG	50,712
9,120	Medtronic plc	684,000
11,350	Merck & Company, Inc.	600,529
900	Merck KGaA	74,866
7,270	Mylan NV	336,965
4,500	Novartis AG	325,584
3,100	Novo Nordisk AS	167,876
8,682	Pfizer, Inc.	257,334
400	Roche Holding AG-Genusschein	98,216
3,400	Sanofi	273,346
1,160	Teleflex, Inc.	182,132
1,160	Waters Corporation[e]	153,027

	Total	5,273,073

Industrials (6.4%)
900	Adecco SA	58,546
1,300	Aida Engineering, Ltd.	11,294
17,000	Air New Zealand, Ltd.	33,610
800	Airbus Group NV	53,006
1,500	Amada Holdings Company, Ltd.	14,616
400	Andritz AG	21,914
8,000	Asahi Glass Company, Ltd.	43,775
500	Atlas Copco Aktiebolag	12,549
1,200	Babcock International Group plc	16,341
4,300	Central Glass Company, Ltd.	23,330
800	Compagnie de Saint-Gobain	35,139
500	Croda International plc	21,771
2,000	Dai Nippon Printing Company, Ltd.	17,748
1,922	Dart Group plc	18,329
1,400	Deutsche Post AG	38,856
400	DSV AS	16,638
3,020	EMCOR Group, Inc.	146,772
1,410	Equifax, Inc.	161,149
600	FANUC Corporation	92,921
2,100	Ferrovial SA	45,068
4,000	Fuji Electric Company, Ltd.	13,830
1,338	Galliford Try plc	27,529
2,000	Hankyu Hanshin Holdings, Inc.	12,754
3,650	HNI Corporation	142,971
200	Hochtief AG	24,423
4,830	Honeywell International, Inc.	541,202
200	Hoshizaki Electric Company, Ltd.	16,682
6,254	Illinois Tool Works, Inc.	640,660
1,000	Inaba Denki Sangyo Company, Ltd.	31,457
8,200	Ingersoll-Rand plc	508,482
2,600	Intrum Justitia AB	91,624
12,100	ITOCHU Corporation	148,695
12,420	Jacobs Engineering Group, Inc.[e]	540,891
200	Jungheinrich AG	18,221
1,000	Keisei Electric Railway Company, Ltd.	14,069
4,500	KITZ Corporation	19,461
3,600	KONE Oyj	173,271
1,000	Koninklijke Boskalis Westminster NV	39,193
200	Kuehne & Nagel International AG	28,423
4,700	Macquarie Infrastructure Corporation	316,968
5,710	Masco Corporation	179,580
1,270	Middleby Corporation[e]	135,598
1,800	MIRAIT Holdings Corporation	14,320
2,000	Mitsuboshi Belting, Ltd.	16,093
3,000	MTR Corporation, Ltd.	14,868
1,900	Nikkon Holdings Company, Ltd.	34,388

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
91

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Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (61.1%)	Value
Industrials (6.4%) - continued
3,000	Nippon Express Company, Ltd.	$13,639
3,100	Nitto Kogyo Corporation	49,380
200	Randstad Holding NV	11,062
200	Rieter Holding AG	43,180
593	Saft Groupe SA	17,906
2,800	Sanwa Holdings Corporation	20,830
6,400	SIG plc	13,400
3,000	Toppan Printing Company, Ltd.	25,153
400	Travis Perkins plc	10,478
200	Vestas Wind Systems AS	14,092
1,560	WABCO Holdings, Inc.[e]	166,795
696	WSP Global, Inc.	20,632
500	Yuasa Trading Company, Ltd.	11,746

	Total	5,047,318

Information Technology (8.6%)
590	Alphabet, Inc., Class Ae	450,111
491	Alphabet, Inc., Class Ce	365,770
300	Amadeus IT Holding SA	12,829
5,080	Apple, Inc.	553,669
360	AtoS	29,239
2,560	Autodesk, Inc.[e]	149,274
1,700	Canon, Inc.	50,699
2,370	Check Point Software Technologies, Ltd.[e]	207,304
11,990	Cisco Systems, Inc.	341,355
19,939	EMC Corporation	531,374
4,370	Facebook, Inc.[e]	498,617
8,910	Finisar Corporation[e]	162,518
5,200	FUJIFILM Holdings NPV	205,542
1,500	Hitachi Kokusai Electric, Inc.	18,008
900	Hoya Corporation	34,210
1,000	IT Holdings Corporation	23,653
800	ITOCHU Techno-Solutions Corporation	15,095
5,260	Juniper Networks, Inc.	134,183
400	Kyocera Corporation	17,612
3,460	MasterCard, Inc.	326,970
10,970	Microsoft Corporation	605,873
1,700	NEC Networks & System Integration Corporation	26,396
800	NS Solutions Corporation	15,692
2,920	Plantronics, Inc.	114,435
7,460	Progress Software Corporatione	179,935
5,180	QLIK Technologies, Inc.[e]	149,806
2,660	Salesforce.com, Inc.[e]	196,388
900	SAP SE	72,422
3,800	Shinko Electric Industries Company, Ltd.	21,361
200	TDK Corporation	11,097
710	Ultimate Software Group, Inc.[e]	137,385
300	United Internet AG	15,031
8,800	Visa, Inc.	673,024
9,280	Xilinx, Inc.	440,150

	Total	6,787,027

Materials (1.6%)
100	Air Liquide SA	11,219
570	Ashland, Inc.	62,677
200	Aurubis AG	9,938
13,500	BHP Billiton, Ltd.	174,444
3,900	BillerudKorsnas AB	63,665
4,400	Boral, Ltd.	20,812
1,200	Buzzi Unicem SPA	20,687
97	CCL Industries, Inc.	18,410
1,230	Crown Holdings, Inc.[e]	60,996

Shares	Common Stock (61.1%)	Value
Materials (1.6%) - continued
6,400	Daicel Corporation	$87,241
1,561	Domtar Corporation	63,221
300	Evonik Industries AG	8,972
960	FMC Corporation	38,755
1,300	Hexpol AB	14,424
500	Holmen AB	16,355
800	JFE Holdings, Inc.	10,744
200	LafargeHolcim, Ltd.	9,392
100	Linde AG	14,530
2,000	Mitsubishi Chemical Holdings Corporation	10,442
400	Nippon Shokubai Company, Ltd.	20,376
1,400	Nippon Steel & Sumitomo Metal Corporation	26,840
7,086	Norsk Hydro ASA	29,113
1,200	Novozymes AS	53,888
3,000	Oji Holdings Corporation	12,049
1,110	Packaging Corporation of America	67,044
660	PPG Industries, Inc.	73,584
300	Rio Tinto, Ltd.	9,768
3,110	Steel Dynamics, Inc.	70,006
3,000	Sumitomo Seika Chemicals Company, Ltd.	14,817
2,000	Tosoh Corporation	8,399
400	Umicore	19,856
2,800	UPM-Kymmene Oyj	50,623
3,405	Yara International ASA	127,823

	Total	1,301,110

Telecommunications Services (0.8%)
1,526	BCE, Inc.	69,547
3,600	Elisa Oyj[e]	139,793
3,400	Freenet AG	101,548
47,628	KCOM Group plc	73,536
3,400	Orange SA	59,374
1,300	Proximus SA	44,362
5,600	Telefonica Deutschland Holding AG	30,272
5,950	Zayo Group Holdings, Inc.[e]	144,228

	Total	662,660

Utilities (1.6%)
14,400	Brookfield Infrastructure Partners, LP	606,672
3,500	CLP Holdings, Ltd.	31,680
25,900	Electricidade de Portugal SA	91,957
8,791	MDU Resources Group, Inc.	171,073
3,084	NorthWestern Corporation	190,437
14,500	Redes Energeticas Nacionais SGPS SA	47,473
400	Severn Trent plc	12,460
2,000	Toho Gas Company, Ltd.	14,196
5,900	United Utilities Group plc	78,099
600	Veolia Environnement SA	14,441

	Total	1,258,488

	Total Common Stock (cost $48,539,970)	48,336,285

Principal Amount	Long-Term Fixed Income (18.4%)	Value
Asset-Backed Securities (0.1%)
	Countrywide Asset-Backed Certificates
29,366	5.530%, 4/25/2047	32,702

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
92

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Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (18.4%)	Value
Asset-Backed Securities (0.1%) - continued
	Vericrest Opportunity Loan Transferee
$58,766	3.500%, 6/26/2045[g]	$58,063

	Total	90,765

Basic Materials (0.3%)
	Albemarle Corporation
14,000	3.000%, 12/1/2019	14,084
	Anglo American Capital plc
9,000	1.572%, 4/15/2016[g,h]	8,968
	ArcelorMittal SA
50,000	6.500%, 3/1/2021	49,250
	Dow Chemical Company
10,000	8.550%, 5/15/2019	11,895
	First Quantum Minerals, Ltd.
55,000	7.000%, 2/15/2021[g]	36,850
	Freeport-McMoRan, Inc.
7,000	2.300%, 11/14/2017	6,457
	Glencore Funding, LLC
10,000	1.680%, 4/16/2018[g,h]	9,000
	LyondellBasell Industries NV
10,000	5.000%, 4/15/2019	10,684
	NOVA Chemicals Corporation
40,122	5.250%, 8/1/2023[g]	39,219
	Sappi Papier Holding GmbH
35,000	6.625%, 4/15/2021[g]	36,196

	Total	222,603

Capital Goods (0.7%)
	AECOM
50,000	5.875%, 10/15/2024	51,500
	Berry Plastics Corporation
30,000	6.000%, 10/15/2022[g]	31,444
	Building Materials Corporation of America
50,000	6.000%, 10/15/2025[g]	52,875
	Cemex SAB de CV
55,000	5.700%, 1/11/2025[g]	50,985
	CNH Industrial Capital, LLC
60,000	4.375%, 11/6/2020	58,950
	Crown Americas Capital Corporation IV
50,000	4.500%, 1/15/2023	51,000
	General Electric Company
16,000	5.000%, 12/29/2049[i]	16,480
	Huntington Ingalls Industries, Inc.
55,000	5.000%, 12/15/2021[g]	57,750
	L-3 Communications Corporation
13,000	1.500%, 5/28/2017	12,956
	Lockheed Martin Corporation
10,000	2.500%, 11/23/2020	10,243
	Martin Marietta Materials, Inc.
16,000	1.729%, 6/30/2017[h]	15,853
	Newell Rubbermaid, Inc.
10,000	3.150%, 4/1/2021	10,272
	Nortek, Inc.
26,748	8.500%, 4/15/2021	27,751
	Owens-Brockway Glass Container, Inc.
55,000	5.000%, 1/15/2022[g]	56,242
	Roper Industries, Inc.
11,000	2.050%, 10/1/2018	11,105

Principal Amount	Long-Term Fixed Income (18.4%)	Value
Capital Goods (0.7%) - continued
	United Rentals North America, Inc.
$55,000	5.500%, 7/15/2025	$54,713

	Total	570,119

Collateralized Mortgage Obligations (2.4%)
	Alternative Loan Trust
121,796	5.500%, 10/25/2035	109,535
	Angel Oak Mortgage Trust
43,517	4.500%, 11/25/2045*,j	43,770
	Banc of America Alternative Loan Trust
58,568	6.000%, 11/25/2035	51,096
	CHL Mortgage Pass-Through Trust
80,205	2.778%, 1/25/2036	75,164
	Citigroup Mortgage Loan Trust, Inc.
23,509	3.038%, 3/25/2037	18,354
	CitiMortgage Alternative Loan Trust
87,248	5.750%, 4/25/2037	73,407
	Countrywide Alternative Loan Trust
75,742	6.500%, 8/25/2036	55,328
230,519	6.000%, 4/25/2037	163,618
	Credit Suisse First Boston Mortgage Securities Corporation
52,460	5.250%, 10/25/2035	51,022
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
55,857	5.500%, 11/25/2035	53,088
	HomeBanc Mortgage Trust
45,429	2.337%, 4/25/2037	33,926
	J.P. Morgan Alternative Loan Trust
136,457	6.500%, 3/25/2036	111,463
	J.P. Morgan Mortgage Trust
83,042	2.433%, 6/25/2035	82,140
76,757	2.810%, 6/25/2035	77,008
61,565	2.862%, 8/25/2035	60,721
83,277	2.781%, 1/25/2037	73,241
	MortgageIT Trust
69,989	0.693%, 12/25/2035[h]	62,266
	New York Mortgage Trust
72,602	3.181%, 5/25/2036	64,771
	Residential Accredit Loans, Inc. Trust
70,544	5.750%, 9/25/2035	62,617
	Residential Funding Mortgage Security I Trust
78,814	6.000%, 7/25/2037	70,829
	Structured Adjustable Rate Mortgage Loan Trust
88,047	3.007%, 9/25/2035	72,402
	Structured Asset Mortgage Investments, Inc.
134,500	0.743%, 12/25/2035[h]	94,807
	WaMu Mortgage Pass Through Certificates
67,293	2.454%, 10/25/2036	57,902
125,437	1.091%, 1/25/2047[h]	95,610
	Wells Fargo Mortgage Backed Securities Trust
61,522	2.837%, 3/25/2036	60,634
59,966	2.815%, 7/25/2036	58,344
50,398	6.000%, 7/25/2037	49,663

	Total	1,882,726

Communications Services (0.9%)
	AMC Networks, Inc.
55,000	5.000%, 4/1/2024	55,206

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
93

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Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (18.4%)	Value
Communications Services (0.9%) - continued
	America Movil SAB de CV
$10,000	5.000%, 10/16/2019	$10,976
	American Tower Corporation
10,000	2.800%, 6/1/2020	10,051
	AT&T, Inc.
10,000	5.875%, 10/1/2019	11,302
10,000	1.559%, 6/30/2020[h]	9,898
10,000	2.800%, 2/17/2021	10,253
	British Sky Broadcasting Group plc
14,000	2.625%, 9/16/2019[g]	14,145
	CC Holdings GS V, LLC
10,000	2.381%, 12/15/2017	10,085
	CCO Safari II, LLC
5,000	3.579%, 7/23/2020[g]	5,109
5,000	4.464%, 7/23/2022[g]	5,226
	CCOH Safari, LLC
30,000	5.750%, 2/15/2026[g]	31,050
	CenturyLink, Inc.
35,000	6.450%, 6/15/2021	35,459
5,000	7.500%, 4/1/2024[d]	5,013
	Clear Channel Worldwide Holdings, Inc.
40,000	6.500%, 11/15/2022	39,800
	Columbus International, Inc.
50,000	7.375%, 3/30/2021[g]	53,250
	Digicel, Ltd.
56,748	6.000%, 4/15/2021*	50,790
	Frontier Communications Corporation
50,000	8.875%, 9/15/2020[g]	51,938
	Hughes Satellite Systems Corporation
30,000	6.500%, 6/15/2019	33,038
	Numericable-SFR
50,000	6.000%, 5/15/2022[g]	48,750
	SBA Tower Trust
16,000	5.101%, 4/17/2017[g]	16,155
	Sprint Corporation
55,000	7.625%, 2/15/2025	40,838
	Telefonica Emisiones SAU
12,000	3.192%, 4/27/2018	12,311
	T-Mobile USA, Inc.
40,000	6.633%, 4/28/2021	41,800
	Univision Communications, Inc.
40,000	5.125%, 5/15/2023[g]	39,800
	UPCB Finance V, Ltd.
36,000	7.250%, 11/15/2021[g]	38,070
	Verizon Communications, Inc.
37,000	2.625%, 2/21/2020	38,071
16,000	4.500%, 9/15/2020	17,664

	Total	736,048

Consumer Cyclical (1.0%)
	AMC Entertainment, Inc.
32,000	5.875%, 2/15/2022	32,880
	Brookfield Residential Properties, Inc.
30,000	6.125%, 7/1/2022[g]	26,550
	Cinemark USA, Inc.
31,000	4.875%, 6/1/2023	31,262
	Corrections Corporation of America
35,000	5.000%, 10/15/2022	36,488
	Daimler Finance North America, LLC
9,000	1.875%, 1/11/2018[g]	9,047

Principal Amount	Long-Term Fixed Income (18.4%)	Value
Consumer Cyclical (1.0%) - continued
	eBay, Inc.
$10,000	2.500%, 3/9/2018	$10,162
	ERAC USA Finance, LLC
16,000	2.350%, 10/15/2019[g]	16,027
	Ford Motor Credit Company, LLC
16,000	5.000%, 5/15/2018	16,895
14,000	2.597%, 11/4/2019	14,051
	General Motors Financial Company, Inc.
31,748	3.250%, 5/15/2018	32,276
21,000	4.375%, 9/25/2021	21,704
	GLP Capital, LP
60,000	4.875%, 11/1/2020	62,400
	Hilton Worldwide Finance, LLC
50,000	5.625%, 10/15/2021	51,810
	Home Depot, Inc.
10,000	1.004%, 9/15/2017[h]	10,035
10,000	2.625%, 6/1/2022	10,344
	Hyundai Capital America
12,000	1.450%, 2/6/2017[g]	11,986
	Jaguar Land Rover Automotive plc
30,000	4.250%, 11/15/2019[g]	30,788
33,000	5.625%, 2/1/2023[g]	33,907
	KB Home
29,000	4.750%, 5/15/2019	28,891
	L Brands, Inc.
33,000	6.625%, 4/1/2021	37,122
	Lennar Corporation
50,000	4.750%, 11/15/2022	50,125
	Macy’s Retail Holdings, Inc.
14,000	7.450%, 7/15/2017	14,993
	MGM Resorts International
55,000	6.000%, 3/15/2023	56,925
	Ralph Lauren Corporation
10,000	2.625%, 8/18/2020	10,313
	Royal Caribbean Cruises, Ltd.
51,748	5.250%, 11/15/2022	54,594
	Six Flags Entertainment Corporation
40,000	5.250%, 1/15/2021[g]	41,100
	Toll Brothers Finance Corporation
20,000	4.000%, 12/31/2018	20,700
	Visa, Inc.
10,000	2.200%, 12/14/2020	10,248
	West Corporation
50,000	5.375%, 7/15/2022[g]	45,865

	Total	829,488

Consumer Non-Cyclical (1.1%)
	Actavis Funding SCS
7,000	1.887%, 3/12/2020[h]	6,975
	Amgen, Inc.
10,000	2.125%, 5/1/2020	10,123
	Anheuser-Busch Inbev Finance, Inc.
15,000	1.879%, 2/1/2021[h]	15,265
	B&G Foods, Inc.
40,000	4.625%, 6/1/2021	40,500
	BAT International Finance plc
10,000	1.144%, 6/15/2018[g,h]	9,931
	Becton, Dickinson and Company
13,000	1.450%, 5/15/2017	13,021
	Boston Scientific Corporation
5,000	6.000%, 1/15/2020	5,644
	Bunge Limited Finance Corporation
10,000	3.500%, 11/24/2020	10,148

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
94

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Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (18.4%)	Value
Consumer Non-Cyclical (1.1%) - continued
	Cardinal Health, Inc.
$10,000	1.950%, 6/15/2018	$10,047
	Celgene Corporation
10,000	3.550%, 8/15/2022	10,485
	Centene Escrow Corporation
55,000	5.625%, 2/15/2021[g]	57,337
	CHS/Community Health Systems, Inc.
33,000	7.125%, 7/15/2020	31,185
	Cott Beverages, Inc.
55,000	5.375%, 7/1/2022	55,825
	CVS Health Corporation
10,000	2.250%, 12/5/2018	10,243
	EMD Finance, LLC
6,000	0.992%, 3/17/2017[g,h]	5,979
	Envision Healthcare Corporation
50,000	5.125%, 7/1/2022[g]	50,750
	Express Scripts Holding Company
10,000	3.900%, 2/15/2022	10,426
	Forest Laboratories, Inc.
15,000	4.375%, 2/1/2019[g]	15,915
	Fresenius Medical Care US Finance, Inc.
26,748	5.750%, 2/15/2021[g]	28,955
	Gilead Sciences, Inc.
10,000	3.250%, 9/1/2022	10,567
	Grifols Worldwide Operations, Ltd.
40,000	5.250%, 4/1/2022	41,100
	HCA, Inc.
26,748	4.750%, 5/1/2023	27,216
	JBS USA, LLC
55,000	5.750%, 6/15/2025[g]	48,125
	Laboratory Corporation of America Holdings
5,000	2.625%, 2/1/2020	5,021
	Mead Johnson Nutrition Company
10,000	3.000%, 11/15/2020	10,276
	Merck & Company, Inc.
5,000	0.996%, 2/10/2020[h]	4,975
	Mondelez International, Inc.
8,000	2.250%, 2/1/2019	8,168
	Mylan NV
5,000	3.750%, 12/15/2020[g]	5,116
	Pinnacle Foods, Inc.
50,000	5.875%, 1/15/2024[g]	52,335
	Revlon Consumer Products Corporation
26,748	5.750%, 2/15/2021	27,484
	Reynolds American, Inc.
6,000	3.250%, 6/12/2020	6,275
	SABMiller plc
12,000	6.500%, 7/15/2018[g]	13,160
	Safeway, Inc.
3,000	3.400%, 12/1/2016	3,000
	Spectrum Brands Escrow Corporation
33,000	6.375%, 11/15/2020	34,749
	Tenet Healthcare Corporation
50,000	8.125%, 4/1/2022	51,437
	TreeHouse Foods, Inc.
40,000	4.875%, 3/15/2022	40,900
	Valeant Pharmaceuticals International
26,748	7.250%, 7/15/2022[g]	21,398

Principal Amount	Long-Term Fixed Income (18.4%)	Value
Consumer Non-Cyclical (1.1%) - continued
	VPII Escrow Corporation
$25,000	7.500%, 7/15/2021[g]	$20,828
	Zoetis, Inc.
10,000	3.450%, 11/13/2020	10,273

	Total	841,157

Energy (0.6%)
	Anadarko Petroleum Corporation
10,000	8.700%, 3/15/2019	11,173
	Antero Resources Corporation
35,000	5.125%, 12/1/2022	31,762
	Boardwalk Pipelines, Ltd.
11,000	5.875%, 11/15/2016	11,026
	Buckeye Partners, LP
17,000	2.650%, 11/15/2018	16,879
	Chevron Corporation
10,000	1.128%, 11/16/2018[h]	9,945
	CNPC General Capital, Ltd.
3,000	2.750%, 4/19/2017[g]	3,035
	Concho Resources, Inc.
51,748	6.500%, 1/15/2022	51,619
	Crestwood Midstream Partners, LP
40,000	6.250%, 4/1/2023[g]	29,600
	Enbridge, Inc.
8,000	1.083%, 6/2/2017[h]	7,668
	EQT Corporation
10,000	8.125%, 6/1/2019	10,776
	Exxon Mobil Corporation
10,000	1.708%, 3/1/2019	10,132
	Marathon Petroleum Corporation
10,000	3.400%, 12/15/2020	9,836
	MEG Energy Corporation
33,000	6.375%, 1/30/2023[g]	19,470
	Occidental Petroleum Corporation
10,000	2.600%, 4/15/2022[d]	10,084
	Pacific Drilling V, Ltd.
40,000	7.250%, 12/1/2017[g]	14,700
	Petrobras International Finance Company
40,000	5.750%, 1/20/2020	34,750
	Petroleos Mexicanos
20,000	5.500%, 2/4/2019[g]	20,950
20,000	6.875%, 8/4/2026[g]	21,650
	Pioneer Natural Resources Company
3,000	3.450%, 1/15/2021	2,984
	Regency Energy Partners, LP
50,000	5.000%, 10/1/2022	46,989
	Sabine Pass Liquefaction, LLC
55,000	5.625%, 3/1/2025	52,456
	Schlumberger Holdings Corporation
10,000	3.000%, 12/21/2020[g]	10,138
	Shell International Finance BV
10,000	1.071%, 5/11/2020[h]	9,710
	Sunoco Logistics Partners Operations, LP
10,000	4.400%, 4/1/2021	9,820
	Transcontinental Gas Pipe Line Company, LLC
10,000	7.850%, 2/1/2026[g]	11,437

	Total	468,589

Financials (1.9%)
	Abbey National Treasury Services plc
14,000	1.040%, 9/29/2017[h]	13,919

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
95

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (18.4%)	Value
Financials (1.9%) - continued
	ACE INA Holdings, Inc.
$10,000	2.875%, 11/3/2022	$10,319
	Air Lease Corporation
14,000	2.125%, 1/15/2018	13,860
5,000	2.625%, 9/4/2018	4,968
	Ally Financial, Inc.
40,000	4.750%, 9/10/2018	40,600
	American Express Credit Corporation
10,000	1.682%, 9/14/2020[h]	9,943
	Aviation Capital Group Corporation
8,000	3.875%, 9/27/2016[g]	8,040
	Bank of America Corporation
18,000	5.700%, 5/2/2017	18,719
16,000	1.700%, 8/25/2017	16,022
31,000	1.694%, 3/22/2018[h]	31,054
25,000	5.650%, 5/1/2018	26,837
15,000	8.000%, 12/29/2049[i]	14,681
	BB&T Corporation
16,000	2.050%, 6/19/2018	16,188
	Bear Stearns Companies, LLC
20,000	6.400%, 10/2/2017	21,397
	BNP Paribas SA
12,000	2.375%, 9/14/2017	12,148
	Caisse Centrale Desjardins du Quebec
7,000	1.283%, 1/29/2018[g,h]	6,978
	CIT Group, Inc.
30,000	3.875%, 2/19/2019	29,925
	Citigroup, Inc.
21,000	1.850%, 11/24/2017	21,047
	Credit Agricole SA
8,000	1.605%, 6/10/2020[g,h]	7,897
	CyrusOne, LP
26,748	6.375%, 11/15/2022	27,751
	Discover Bank
4,000	8.700%, 11/18/2019	4,659
	Discover Financial Services
8,000	6.450%, 6/12/2017	8,386
	Duke Realty, LP
14,000	8.250%, 8/15/2019	16,563
	Fifth Third Bancorp
20,000	5.450%, 1/15/2017	20,489
	Goldman Sachs Group, Inc.
8,000	2.625%, 1/31/2019	8,158
12,000	7.500%, 2/15/2019	13,822
5,000	1.779%, 4/23/2020[h]	4,969
10,000	2.236%, 11/29/2023[h]	9,970
	Goldman Sachs Group, Inc. Convertible
375,000	0.500%, 9/24/2022	386,993
	Hartford Financial Services Group, Inc.
17,000	6.000%, 1/15/2019	18,724
	HCP, Inc.
10,000	3.750%, 2/1/2019	10,319
	Health Care REIT, Inc.
10,000	4.700%, 9/15/2017	10,393
	Hospitality Properties Trust
10,000	4.250%, 2/15/2021	10,147
	HSBC Holdings plc
8,000	6.375%, 12/29/2049[i]	7,560
	Huntington Bancshares, Inc.
10,000	3.150%, 3/14/2021	10,160
	Hutchison Whampoa Finance CI, Ltd.
15,000	1.625%, 10/31/2017[g]	14,994

Principal Amount	Long-Term Fixed Income (18.4%)	Value
Financials (1.9%) - continued
	Icahn Enterprises, LP
$50,000	6.000%, 8/1/2020	$48,625
	ING Capital Funding Trust III
10,000	4.231%, 12/29/2049[h,i]	9,725
	International Lease Finance Corporation
10,000	2.584%, 6/15/2016[h]	10,009
30,000	5.875%, 4/1/2019	31,687
	Intesa Sanpaolo SPA
4,000	3.875%, 1/16/2018	4,093
15,000	3.875%, 1/15/2019	15,434
	J.P. Morgan Chase & Company
8,000	6.300%, 4/23/2019	9,048
5,000	2.250%, 1/23/2020	5,040
16,000	7.900%, 4/29/2049[i]	16,000
	KeyCorp
12,000	2.300%, 12/13/2018	12,072
	Liberty Mutual Group, Inc.
4,000	5.000%, 6/1/2021[g]	4,337
	Lloyds Bank plc
7,000	1.160%, 3/16/2018[h]	6,949
	Macquarie Bank, Ltd.
10,000	1.802%, 1/15/2019[g,h]	10,019
	MetLife, Inc.
14,000	1.903%, 12/15/2017	14,060
	Mizuho Corporate Bank, Ltd.
14,000	1.550%, 10/17/2017[g]	13,970
	Morgan Stanley
16,000	6.625%, 4/1/2018	17,481
10,000	1.761%, 1/27/2020[h]	9,935
10,000	4.875%, 11/1/2022	10,834
	MPT Operating Partnership, LP
40,000	5.500%, 5/1/2024	40,200
	Murray Street Investment Trust I
24,000	4.647%, 3/9/2017	24,674
	National City Corporation
8,000	6.875%, 5/15/2019	9,005
	New York Life Global Funding
10,000	1.550%, 11/2/2018[g]	10,023
	Nomura Holdings, Inc.
8,000	2.750%, 3/19/2019	8,117
	Quicken Loans, Inc.
55,000	5.750%, 5/1/2025[g]	53,350
	Realty Income Corporation
12,000	2.000%, 1/31/2018	12,046
	Regions Bank
7,000	7.500%, 5/15/2018	7,714
	Regions Financial Corporation
10,000	3.200%, 2/8/2021	10,083
	Reinsurance Group of America, Inc.
16,000	5.625%, 3/15/2017	16,596
	Royal Bank of Scotland Group plc
9,000	1.569%, 3/31/2017[h]	8,987
	Simon Property Group, LP
10,000	2.500%, 9/1/2020	10,183
15,000	2.500%, 7/15/2021	15,328
	Societe Generale SA
12,000	5.750%, 4/20/2016[g]	12,021
	State Street Corporation
10,000	1.518%, 8/18/2020[h]	9,955
	Sumitomo Mitsui Banking Corporation
24,000	1.300%, 1/10/2017	24,017
	SunTrust Banks, Inc.
10,000	2.900%, 3/3/2021	10,146

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
96

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (18.4%)	Value
Financials (1.9%) - continued
	Synchrony Financial
$22,000	1.875%, 8/15/2017	$21,932
5,000	1.849%, 2/3/2020[h]	4,833
	Toronto-Dominion Bank
10,000	1.461%, 1/22/2019[h]	10,004
10,000	1.562%, 12/14/2020[h]	10,029
	UnitedHealth Group, Inc.
10,000	3.350%, 7/15/2022	10,638
	USB Realty Corporation
5,000	1.769%, 12/29/2049[g,h,i]	3,987
	Voya Financial, Inc.
12,000	2.900%, 2/15/2018	12,185
	Wells Fargo & Company
7,000	1.298%, 1/30/2020[h]	6,934

	Total	1,520,904

Foreign Government (3.8%)
	Brazil Government International Bond
66,000	5.875%, 1/15/2019	71,280
73,000	4.875%, 1/22/2021	73,730
100,000	2.625%, 1/5/2023	85,750
64,000	5.000%, 1/27/2045	51,200
	Colombia Government International Bond
40,000	2.625%, 3/15/2023	37,200
40,000	4.000%, 2/26/2024	40,200
85,000	5.000%, 6/15/2045	79,050
	Croatia Government International Bond
20,000	6.750%, 11/5/2019[g]	21,943
55,000	6.625%, 7/14/2020[g]	60,417
	Hungary Government International Bond
40,000	4.000%, 3/25/2019	41,500
70,000	5.750%, 11/22/2023	79,730
72,000	5.375%, 3/25/2024	80,635
	Indonesia Government International Bond
60,000	4.875%, 5/5/2021[g]	64,602
65,000	3.375%, 4/15/2023[g]	63,501
66,000	5.875%, 1/15/2024[g]	74,119
60,000	4.125%, 1/15/2025[g]	60,272
120,000	5.125%, 1/15/2045[g]	119,353
	Mexico Government International Bond
50,000	3.625%, 3/15/2022	51,625
68,000	4.000%, 10/2/2023	71,230
70,000	3.600%, 1/30/2025	71,400
22,000	6.050%, 1/11/2040	25,795
50,000	4.750%, 3/8/2044	49,875
44,000	5.550%, 1/21/2045	48,730
77,000	4.600%, 1/23/2046	75,075
	Panama Government International Bond
32,000	4.000%, 9/22/2024	33,600
40,000	3.750%, 3/16/2025	41,100
22,000	6.700%, 1/26/2036	28,050
	Peru Government International Bond
125,000	4.125%, 8/25/2027	130,938
	Philippines Government International Bond
40,000	7.750%, 1/14/2031	60,819
50,000	6.375%, 10/23/2034	70,593
20,000	5.000%, 1/13/2037	25,127

Principal Amount	Long-Term Fixed Income (18.4%)	Value
Foreign Government (3.8%) - continued
$40,000	3.950%, 1/20/2040	$43,889
	Romania Government International Bond
42,000	4.375%, 8/22/2023[g]	44,655
20,000	4.875%, 1/22/2024[g]	22,034
	Russia Government International Bond
44,000	3.500%, 1/16/2019[g]	44,227
200,000	5.000%, 4/29/2020[g]	209,980
85,000	4.875%, 9/16/2023[g]	88,771
62,150	7.500%, 3/31/2030[g]	75,859
66,000	5.625%, 4/4/2042[g]	66,719
	South Africa Government International Bond
50,000	5.500%, 3/9/2020	52,942
10,000	5.375%, 7/24/2044	9,882
	Turkey Government International Bond
66,000	7.500%, 11/7/2019	75,258
125,000	7.000%, 6/5/2020	141,480
85,000	5.125%, 3/25/2022	89,351
44,000	6.250%, 9/26/2022	48,928
22,000	5.750%, 3/22/2024	23,861
67,000	4.250%, 4/14/2026	65,229
20,000	4.875%, 4/16/2043	18,555

	Total	3,010,059

Mortgage-Backed Securities (3.8%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
350,000	3.000%, 4/1/2031[d]	365,887
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
250,000	4.000%, 4/1/2046[d]	266,816
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,225,000	3.500%, 4/1/2046[d]	1,284,384
550,000	4.000%, 4/1/2046[d]	587,641
425,000	4.500%, 4/1/2046[d]	462,453

	Total	2,967,181

Technology (0.5%)
	Alliance Data Systems Corporation
30,000	5.375%, 8/1/2022[g]	28,125
	Apple, Inc.
10,000	0.917%, 5/6/2020[h]	9,835
	Automatic Data Processing, Inc.
10,000	2.250%, 9/15/2020	10,292
	Cisco Systems, Inc.
10,000	1.135%, 3/1/2019[h]	9,997
	Denali Borrower, LLC
52,000	5.625%, 10/15/2020[g]	54,854
	Equinix, Inc.
40,000	5.750%, 1/1/2025	42,000
	Fidelity National Information Services, Inc.
15,000	1.450%, 6/5/2017	14,885
10,000	3.625%, 10/15/2020	10,335
	First Data Corporation
40,000	5.375%, 8/15/2023[g]	41,000
	Freescale Semiconductor, Inc.
40,000	6.000%, 1/15/2022[g]	42,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
97

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (18.4%)	Value
Technology (0.5%) - continued
	Hewlett Packard Enterprise Company
$10,000	3.600%, 10/15/2020[g]	$10,398
	IMS Health, Inc.
30,000	6.000%, 11/1/2020[g]	30,825
	Intel Corporation
10,000	3.100%, 7/29/2022	10,572
	Iron Mountain, Inc.
21,748	6.000%, 8/15/2023	22,835
	Oracle Corporation
10,000	2.500%, 5/15/2022	10,202
	Sensata Technologies BV
50,000	4.875%, 10/15/2023[g]	50,250
	Texas Instruments, Inc.
10,000	1.750%, 5/1/2020	10,056
	Tyco Electronics Group SA
16,000	6.550%, 10/1/2017	17,095

	Total	425,956

Transportation (0.2%)
	Air Canada Pass Through Trust
4,850	3.875%, 3/15/2023[g]	4,699
	American Airlines Pass Through Trust
6,721	4.950%, 1/15/2023	7,191
	Avis Budget Car Rental, LLC
50,000	5.125%, 6/1/2022[g]	47,344
	Continental Airlines, Inc.
19,971	6.250%, 4/11/2020	20,869
	Delta Air Lines, Inc.
8,735	4.950%, 5/23/2019	9,194
	J.B. Hunt Transport Services, Inc.
10,000	3.300%, 8/15/2022	10,193
	Korea Expressway Corporation
13,000	1.625%, 4/28/2017[g]	13,020
	United Airlines 2015-1 Class A Pass Through Trust
10,000	3.700%, 12/1/2022	10,050

	Total	122,560

U.S. Government and Agencies (0.6%)
	U.S. Treasury Bonds
230,000	1.625%, 2/15/2026	226,658
	U.S. Treasury Notes
115,000	1.875%, 6/30/2020	118,518
95,000	2.125%, 6/30/2022	98,692

	Total	443,868

Utilities (0.5%)
	AES Corporation
26,748	7.375%, 7/1/2021	29,958
	Ameren Corporation
10,000	2.700%, 11/15/2020	10,140
	Arizona Public Service Company
5,000	2.200%, 1/15/2020	5,057
	Berkshire Hathaway Energy Company
14,000	2.400%, 2/1/2020	14,265
	Calpine Corporation
50,000	5.375%, 1/15/2023	48,469
	DTE Energy Company
14,000	2.400%, 12/1/2019	14,108
	Dynegy Finance I, Inc.
55,000	7.375%, 11/1/2022	50,875
	EDP Finance BV
14,000	4.125%, 1/15/2020[g]	14,020
	El Paso Corporation
7,000	7.000%, 6/15/2017	7,344

Principal Amount	Long-Term Fixed Income (18.4%)	Value
Utilities (0.5%) - continued
	Energy Transfer Equity, LP
$55,000	5.500%, 6/1/2027	$44,137
	Eversource Energy
5,000	1.600%, 1/15/2018	4,975
	Exelon Generation Company, LLC
8,000	5.200%, 10/1/2019	8,712
5,000	2.950%, 1/15/2020	5,032
	MPLX LP
55,000	4.875%, 12/1/2024[g]	50,778
	NextEra Energy Capital Holdings, Inc.
10,000	2.300%, 4/1/2019	10,058
	NiSource Finance Corporation
7,000	6.400%, 3/15/2018	7,591
	NRG Energy, Inc.
26,748	6.625%, 3/15/2023	24,951
	Pacific Gas & Electric Company
10,000	5.625%, 11/30/2017	10,645
	PG&E Corporation
8,000	2.400%, 3/1/2019	8,107
	Sempra Energy
14,000	6.150%, 6/15/2018	15,171
5,000	2.400%, 3/15/2020	5,018
	Southern California Edison Company
5,000	2.400%, 2/1/2022	5,048
	Xcel Energy, Inc.
10,000	1.200%, 6/1/2017	9,978

	Total	404,437

	Total Long-Term Fixed Income (cost $14,540,609)	14,536,460

Shares	Registered Investment Companies (5.5%)	Value
Equity Funds/ETFs (4.4%)
2,300	BlackRock Resources & Commodities Strategy Trust	16,583
1,025	Guggenheim Multi-Asset Income ETF	18,952
4,775	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	46,174
6,570	iShares MSCI EAFE Index Fund	375,344
13,473	iShares S&P U.S. Preferred Stock Index Fund	525,851
16,010	Materials Select Sector SPDR Fund	717,408
2,075	NFJ Dividend Interest & Premium Strategy Fund	25,440
34,200	SPDR S&P Oil & Gas Exploration & Production ETF	1,037,970
14,330	Utilities Select Sector SPDR Fund	711,055

	Total	3,474,777

Fixed Income Funds/ETFs (1.1%)
12,047	Aberdeen Asia-Pacific Income Fund, Inc.	60,235
3,250	Doubleline Income Solutions Fund	54,633
1,895	First Trust High Income Long/Short Fund	27,705
11,462	MFS Intermediate Income Trust	52,840
4,377	PIMCO Dynamic Credit Income Fund	76,335
18,944	PowerShares Preferred Portfolio	282,644
9,283	Templeton Global Income Fund	60,525
1,645	Vanguard Short-Term Corporate Bond ETF	131,649
4,234	Western Asset Emerging Markets Debt Fund, Inc.	61,478

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
98

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Registered Investment Companies (5.5%)	Value
Fixed Income Funds/ETFs (1.1%) - continued
6,718	Western Asset High Income Opportunity Fund, Inc.	$31,507

	Total	839,551

	Total Registered Investment Companies (cost $4,592,084)	4,314,328

Shares or Principal Amount	Short-Term Investments (8.8%)[k]	Value
	Federal National Mortgage Association Discount Notes
100,000	0.320%, 4/13/2016[l]	99,989
100,000	0.340%, 5/24/2016[l]	99,950
	Thrivent Cash Management Trust
6,583,187	0.290%	6,583,187
	U.S. Treasury Bills
200,000	0.345%, 6/23/2016[m]	199,841

	Total Short-Term Investments (at amortized cost)	6,982,967

	Total Investments (cost $83,700,688) 104.6%	$82,746,387

	Other Assets and Liabilities, Net (4.6%)	(3,647,015)

	Total Net Assets 100.0%	$79,099,372

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	In bankruptcy. Interest is not being accrued.
c	All or a portion of the loan is unfunded.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	Non-income producing security.
f

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.

g

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2016, the value of these investments was $2,966,945 or 3.8% of total net assets.

h	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2016.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31, 2016.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
m	All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Growth and Income Plus Portfolio as of March 31, 2016 was $94,560 or 0.1% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 31, 2016.

Security	Acquisition Date	Cost
Angel Oak Mortgage Trust, 11/25/2045	3/4/2016	$43,082
Digicel, Ltd., 4/15/2021	8/19/2013	57,123

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$3,277,922
Gross unrealized depreciation	(4,232,223)

Net unrealized appreciation (depreciation)	$(954,301)

Cost for federal income tax purposes	$83,700,688

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
99

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2016, in valuing Growth and Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	418,320	–	418,320	–
Capital Goods	245,687	–	245,687	–
Communications Services	2,623,344	–	2,317,820	305,524
Consumer Cyclical	1,582,709	–	1,582,709	–
Consumer Non-Cyclical	1,356,341	–	1,356,341	–
Energy	398,922	–	210,879	188,043
Financials	462,100	–	462,100	–
Technology	831,905	–	811,269	20,636
Transportation	401,815	–	317,379	84,436
Utilities	255,204	–	255,204	–
Common Stock
Consumer Discretionary	7,423,911	5,242,677	2,181,234	–
Consumer Staples	3,199,763	1,541,635	1,658,128	–
Energy	3,263,393	2,562,214	701,179	–
Financials	14,119,542	10,318,979	3,669,195	131,368
Health Care	5,273,073	3,832,174	1,440,899	–
Industrials	5,047,318	3,481,068	1,566,250	–
Information Technology	6,787,027	6,218,141	568,886	–
Materials	1,301,110	436,283	864,827	–
Telecommunications Services	662,660	144,228	518,432	–
Utilities	1,258,488	968,182	290,306	–
Long-Term Fixed Income
Asset-Backed Securities	90,765	–	90,765	–
Basic Materials	222,603	–	222,603	–
Capital Goods	570,119	–	570,119	–
Collateralized Mortgage Obligations	1,882,726	–	1,882,726	–
Communications Services	736,048	–	736,048	–
Consumer Cyclical	829,488	–	829,488	–
Consumer Non-Cyclical	841,157	–	841,157	–
Energy	468,589	–	468,589	–
Financials	1,520,904	–	1,133,911	386,993
Foreign Government	3,010,059	–	3,010,059	–
Mortgage-Backed Securities	2,967,181	–	2,967,181	–
Technology	425,956	–	425,956	–
Transportation	122,560	–	122,560	–
U.S. Government and Agencies	443,868	–	443,868	–
Utilities	404,437	–	404,437	–
Registered Investment Companies
Equity Funds/ETFs	3,474,777	3,474,777	–	–
Fixed Income Funds/ETFs	839,551	839,551	–	–
Short-Term Investments	399,780	–	399,780	–

Subtotal Investments in Securities	$76,163,200	$39,059,909	$35,986,291	$1,117,000

Other Investments*	Total
Short-Term Investments	6,583,187

Subtotal Other Investments	$6,583,187

Total Investments at Value	$82,746,387

*

In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	17,560	17,560	–	–

Total Asset Derivatives	$17,560	$17,560	$–	$–

Liability Derivatives
Futures Contracts	2,070	2,070	–	–

Total Liability Derivatives	$2,070	$2,070	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
100

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

There were no significant transfers between Levels during the period ended March 31, 2016. Transfers between Levels are identified as of the end of the period.

The following table presents Growth and Income Plus Portfolio’s futures contracts held as of March 31, 2016. Investments and/or cash totaling $199,939 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	4	June 2016	$521,638	$521,563	($75)
CBOT 2-Yr. U.S. Treasury Note	(9)	June 2016	(1,968,160)	(1,968,750)	(590)
CBOT 5-Yr. U.S. Treasury Note	5	June 2016	604,742	605,820	1,078
CBOT U.S. Long Bond	1	June 2016	165,261	164,437	(824)
CME E-mini S&P 500 Index	7	June 2016	701,543	718,025	16,482
CME Ultra Long Term U.S. Treasury Bond	1	June 2016	173,113	172,532	(581)
Total Futures Contracts					$15,490

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Growth and Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at March 31, 2016	Value March 31, 2016	Income Earned January 1, 2016 - March 31, 2016
Cash Management Trust- Short Term Investment	$6,429,870	$6,602,136	$6,448,819	6,583,187	$6,583,187	$3,949
Total Value and Income Earned	$6,429,870				$6,583,187	$3,949

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
101

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Bank Loans (17.0%)[a]	Value
Basic Materials (0.9%)
	Alpha Natural Resources, Inc., Term Loan
$487,519	3.500%, 5/22/2020[b]	$149,098
	Fortescue Metals Group, Ltd., Term Loan
1,077,679	4.250%, 6/30/2019[c,d]	907,644
	Ineos US Finance, LLC, Term Loan
619,499	3.750%, 12/15/2020	608,658
	NewPage Corporation, Delayed Draw
179,667	11.000%, 7/26/2017	151,818
	NewPage Corporation, Term Loan
179,667	10.136%, 7/26/2017	151,818
892,833	0.000%, 2/11/2021[b]	130,577
	Tronox Pigments BV, Term Loan
637,454	4.500%, 3/19/2020	588,370

	Total	2,687,983

Capital Goods (0.6%)
	Accudyne Industries, LLC, Term Loan
411,858	4.000%, 12/13/2019[c,d]	358,316
	ADS Waste Holdings, Inc., Term Loan
345,835	3.750%, 10/9/2019	342,663
	Berry Plastics Group, Inc., Term Loan
641,804	3.500%, 2/8/2020	638,596
92,607	4.000%, 10/3/2022	92,561
	Rexnord, LLC, Term Loan
354,691	4.000%, 8/21/2020	348,870

	Total	1,781,006

Communications Services (5.4%)
	Altice Financing SA, Term Loan
669,938	5.250%, 2/4/2022	670,494
	Atlantic Broadband Penn, LLC, Term Loan
43,203	3.250%, 11/30/2019	43,028
	Birch Communication Inc., Term Loan
539,000	7.750%, 7/17/2020	466,235
	Block Communications, Inc., Term Loan
673,295	4.000%, 11/7/2021	673,295
	Cengage Learning Acquisitions, Term Loan
648,952	7.000%, 3/31/2020	645,247
	Cincinnati Bell, Inc., Term Loan
560,625	4.000%, 9/10/2020	550,349
	CSC Holdings, LLC, Term Loan
325,000	5.000%, 10/9/2022	324,948
	Fairpoint Communications, Term Loan
654,274	7.500%, 2/14/2019[c,d]	647,456
	Grande Communications Networks, LLC, Term Loan
622,417	4.500%, 5/29/2020	611,263
	Gray Television, Inc., Term Loan
378,378	3.938%, 6/13/2021	376,959
448,875	4.250%, 6/13/2021	448,875
	Hargray Communications Group, Inc., Term Loan
633,788	5.250%, 6/26/2019	629,827
	Integra Telecom Holdings, Inc., Term Loan
437,307	5.250%, 8/14/2020	411,287

Principal Amount	Bank Loans (17.0%)[a]	Value
Communications Services (5.4%) - continued
	Intelsat Jackson Holdings SA, Term Loan
$264,628	3.750%, 6/30/2019[c,d]	$246,340
	Level 3 Communications, Inc., Term Loan
610,000	4.000%, 8/1/2019	610,634
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
745,000	4.500%, 1/7/2022	709,613
	LTS Buyer, LLC, Term Loan
680,750	4.000%, 4/13/2020	672,241
	MCC Georgia, LLC, Term Loan
461,775	3.750%, 6/30/2021	459,466
	McGraw-Hill Global Education Holdings, LLC, Term Loan
737,843	4.912%, 3/22/2019	734,766
	NEP/NCP Holdco, Inc., Term Loan
643,579	4.250%, 1/22/2020	593,701
	NTelos, Inc., Term Loan
972,292	5.750%, 11/9/2019	965,000
	Numericable US, LLC, Term Loan
648,375	4.563%, 7/29/2022	639,868
30,000	4.750%, 2/10/2023	29,728
	SBA Senior Finance II, LLC, Term Loan
687,750	3.250%, 3/24/2021	683,761
	TNS, Inc., Term Loan
419,338	5.000%, 2/14/2020	412,394
	Univision Communications, Inc., Term Loan
578,365	4.000%, 3/1/2020	572,037
	Virgin Media Investment Holdings, Ltd., Term Loan
390,526	3.500%, 6/30/2023	386,965
	WideOpenWest Finance, LLC, Term Loan
423,733	4.500%, 4/1/2019[c,d]	418,666
	WMG Acquisition Corporation, Term Loan
585,000	3.750%, 7/1/2020	575,979
	XO Communications, LLC, Term Loan
539,000	4.250%, 3/20/2021	536,499
	Yankee Cable Acquisition, LLC, Term Loan
566,542	4.250%, 3/1/2020	563,239
	Zayo Group, LLC, Term Loan
647,131	3.750%, 5/6/2021	643,358

	Total	16,953,518

Consumer Cyclical (2.7%)
	Amaya BV, Term Loan
1,104,849	5.000%, 8/1/2021[c,d]	1,012,915
	Burlington Coat Factory Warehouse Corporation, Term Loan
542,772	4.250%, 8/13/2021	542,675
	Ceridian HCM Holding, Inc., Term Loan
306,091	4.500%, 9/15/2020	294,613
	Charter Communications Operating, LLC, Term Loan
729,375	3.000%, 1/3/2021	725,859
	Golden Nugget, Inc., Delayed Draw
72,345	5.500%, 11/21/2019	71,938
	Golden Nugget, Inc., Term Loan
168,805	5.500%, 11/21/2019	167,856

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
102

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Bank Loans (17.0%)[a]	Value
Consumer Cyclical (2.7%) - continued
	IMG Worldwide, Inc., Term Loan
$696,670	5.250%, 5/6/2021	$695,367
	J.C. Penney Corporation, Inc., Term Loan
591,976	6.000%, 5/22/2018	592,568
	Marina District Finance Company, Inc., Term Loan
322,763	6.500%, 8/15/2018	322,092
	MGM Resorts International, Term Loan
534,799	3.500%, 12/20/2019	533,270
	Michaels Stores, Inc., Term Loan
537,672	4.000%, 1/28/2020	537,575
	Mohegan Tribal Gaming Authority, Term Loan
698,228	5.500%, 6/15/2018	674,229
	Pinnacle Entertainment, Inc., Term Loan
10,216	3.750%, 8/13/2020	10,197
	ROC Finance, LLC, Term Loan
407,081	5.000%, 6/20/2019	390,798
	Scientific Games International, Inc., Term Loan
596,275	6.000%, 10/18/2020	576,526
737,081	6.000%, 10/1/2021[c,d]	711,630
	Seminole Hard Rock Entertainment, Inc., Term Loan
44,205	3.500%, 5/14/2020	43,652
	Seminole Indian Tribe of Florida, Term Loan
480,757	3.000%, 4/29/2020	478,954

	Total	8,382,714

Consumer Non-Cyclical (3.0%)
	Albertson’s, LLC, Term Loan
825,867	5.500%, 3/21/2019	825,405
314,213	5.500%, 12/21/2022	314,382
	Catalina Marketing Corporation, Term Loan
677,925	4.500%, 4/9/2021	576,236
	CHS/Community Health Systems, Inc., Term Loan
200,548	3.741%, 12/31/2018	198,368
188,214	3.750%, 1/27/2021	184,659
346,309	4.000%, 1/27/2021	340,104
	Endo Luxembourg Finance I Co Sarl, Term Loan
483,788	3.750%, 9/26/2022	475,926
	JBS USA, LLC, Term Loan
659,266	3.750%, 5/25/2018	656,385
139,650	4.000%, 10/30/2022	138,777
	Libbey Glass, Inc., Term Loan
335,042	3.750%, 4/9/2021	330,854
	LTF Merger Sub, Inc., Term Loan
620,312	4.250%, 6/10/2022	611,938
	Mallinckrodt International Finance SA, Term Loan
275,000	0.000%, 3/19/2021[c,d]	267,897
	Ortho-Clinical Diagnostics, Inc., Term Loan
779,060	4.750%, 6/30/2021	720,630
	Owens-Brockway Glass Container, Inc., Term Loan
691,250	3.500%, 9/1/2022	691,250

Principal Amount	Bank Loans (17.0%)[a]	Value
Consumer Non-Cyclical (3.0%) - continued
	Sterigenics-Nordion Holdings, LLC, Term Loan
$400,487	4.250%, 5/16/2022	$396,483
	Supervalu, Inc., Term Loan
814,720	4.500%, 3/21/2019[c,d]	795,574
	Valeant Pharmaceuticals International, Inc., Term Loan
1,866,106	4.000%, 4/1/2022[c,d]	1,759,588

	Total	9,284,456

Energy (0.9%)
	Arch Coal, Inc., Term Loan
609,250	7.500%, 5/16/2018[b]	215,016
	Aria Energy Operating, LLC, Term Loan
401,094	5.000%, 5/27/2022	352,963
	Energy Solutions, LLC, Term Loan
458,732	6.750%, 5/29/2020[c,d]	422,033
	Exgen Renewables I, LLC, Term Loan
391,366	5.250%, 2/6/2021	390,388
	McJunkin Red Man Corporation, Term Loan
349,768	4.750%, 11/8/2019	334,029
	MEG Energy Corporation, Term Loan
504,100	0.000%, 3/31/2020[c,d]	404,792
	Pacific Drilling SA, Term Loan
578,637	4.500%, 6/3/2018	179,997
	Targa Resources Partners, LP, Term Loan
306,977	5.750%, 2/27/2022	276,279
	Western Refining, Inc., Term Loan
239,388	0.000%, 11/12/2020[c,d]	232,206

	Total	2,807,703

Financials (0.7%)
	DJO Finance, LLC, Term Loan
323,375	4.250%, 6/7/2020	315,830
	Harland Clarke Holdings Corporation, Term Loan
554,094	7.000%, 5/22/2018	543,704
	MPH Acquisition Holdings, LLC, Term Loan
64,942	3.750%, 3/31/2021	64,260
	TransUnion, LLC, Term Loan
686,000	3.500%, 4/9/2021	678,797
	WaveDivision Holdings, LLC, Term Loan
729,271	4.000%, 10/15/2019	721,979

	Total	2,324,570

Technology (1.6%)
	Avago Technologies Cayman Finance, Ltd., Term Loan
1,470,000	4.250%, 2/1/2023[c,d]	1,461,812
	First Data Corporation, Term Loan
540,880	3.932%, 3/23/2018	539,392
140,000	3.932%, 9/24/2018	139,709
128,343	0.000%, 3/24/2021[c,d]	128,022
150,000	4.182%, 7/8/2022	148,950
	ON Semiconductor Corporation, Term Loan
1,175,000	0.000%, 3/31/2023[c,d]	1,175,364
	SS&C European Holdings SARL, Term Loan
297,309	4.007%, 7/8/2022	297,729

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
103

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Bank Loans (17.0%)[a]	Value
Technology (1.6%) - continued
$43,097	4.018%, 7/8/2022	$43,158
	Western Digital Corporation, Term Loan
1,075,000	0.000%, 3/16/2023[c,d]	1,061,229

	Total	4,995,365

Transportation (0.7%)
	American Airlines, Inc., Term Loan
561,275	3.250%, 6/27/2020	558,070
	Delta Airlines, Inc., Term Loan
696,500	3.250%, 8/24/2022	695,629
	OSG Bulk Ships, Inc., Term Loan
241,245	5.250%, 8/5/2019	217,121
	XPO Logistics, Inc., Term Loan
847,875	5.500%, 11/1/2021	849,995

	Total	2,320,815

Utilities (0.5%)
	Calpine Corporation, Term Loan
396,701	4.000%, 10/31/2020	392,984
699,895	3.500%, 5/27/2022	689,943
	Intergen NV, Term Loan
578,638	5.500%, 6/15/2020	516,434

	Total	1,599,361

	Total Bank Loans (cost $56,153,858)	53,137,491

Shares	Common Stock (44.5%)	Value
Consumer Discretionary (6.8%)
4,000	Aisan Industry Company, Ltd.	31,441
3,300	Amazon.com, Inc.[e]	1,959,012
1,620	Autoliv, Inc.	191,938
2,400	AutoZone, Inc.[e]	1,912,056
600	Bayerische Motoren Werke AG	47,900
6,700	Berkeley Group Holdings plc	308,929
11,910	Best Buy Company, Inc.	386,360
4,900	Betsson ABe	75,927
1,300	Brembo SPA	67,211
3,400	Bridgestone Corporation	126,898
4,100	Bunzl plc	118,927
7,590	Burlington Stores, Inc.[e]	426,862
6,000	Calsonic Kansei Corporation	44,582
6,170	Cedar Fair, LP	366,806
4,300	Cineworld Group plc	33,129
34,685	Comcast Corporation	2,118,560
2,300	Compass Group plc	40,545
200	Continental AG	45,362
4,140	Core-Mark Holding Company, Inc.	337,658
1,200	Daimler AG	91,839
27,700	Debenhams plc	29,887
12,200	Denso Corporation	489,715
17,500	Discovery Communications, Inc.[e,f]	501,025
16,400	EDION Corporation	124,288
6,000	Eutelsat Communications	193,508
14,670	Ford Motor Company	198,045
4,980	General Motors Company	156,521
15,000	Gunze, Ltd.	42,429
8,900	Hakuhodo Dy Holdings, Inc.	100,764
4,480	Harman International Industries, Inc.	398,899
900	Hennes & Mauritz AB	29,956
17,400	Honda Motor Company, Ltd.	475,735
16,100	Inchcape plc	166,986
2,500	Intertek Group plc	113,512
6,520	Jarden Corporation[e]	384,354

Shares	Common Stock (44.5%)	Value
Consumer Discretionary (6.8%) - continued
972	Linamar Corporation	$46,768
900	LVMH Moet Hennessy Louis Vuitton SE	153,789
4,500	Marks and Spencer Group plc	26,223
20,350	MDC Partners, Inc.	480,260
30,200	NIKE, Inc.	1,856,394
7,600	NOK Corporation	129,660
2,500	Nokian Renkaat Oyj	88,202
400	Paddy Power plc	55,792
7,000	PanaHome Corporation	52,488
16,300	Persimmon plc	487,063
1,500	ProSiebenSat.1 Media AG	77,002
2,400	RELX NV	41,843
4,395	Restoration Hardware Holdings, Inc.[e,f]	184,150
600	Rightmove plc	36,232
4,000	Sekisui House, Ltd.	67,486
4,100	SHOWA Corporation	35,767
5,900	Sports Direct International plc[e]	32,003
1,900	Stanley Electric Company, Ltd.	42,942
11,000	Star Entertainment Group, Ltd.	47,840
16,440	Starbucks Corporation	981,468
12,900	Sumitomo Forestry Company, Ltd.	148,084
6,400	Sumitomo Rubber Industries, Ltd.	98,888
1,300	Tamron Company, Ltd.	21,291
7,460	Target Corporation	613,809
13,100	Tatts Group, Ltd.	37,954
2,600	Tokai Rika Company, Ltd.	48,867
13,460	Toll Brothers, Inc.[e]	397,205
4,900	Toyota Motor Corporation	259,873
14,900	UBM plc	128,380
2,500	USS Company, Ltd.	39,893
200	Valora Holding AG	49,940
6,000	Wacoal Holdings Corporation	71,600
12,370	Walt Disney Company	1,228,465
10,600	WH Smith plc	276,120
1,600	Whitbread plc	90,826
9,900	Wolters Kluwer NV	394,590
9,600	WPP plc	223,444
1,900	Yokohama Rubber Company, Ltd.	31,234

	Total	21,221,401

Consumer Staples (2.9%)
2,300	AarhusKarlshamn AB	182,564
13,190	Anheuser-Busch InBev NV ADR	1,644,265
7,500	Axfood AB	138,407
7,200	British American Tobacco plc	421,025
5,200	Britvic plc	52,996
20,740	Coca-Cola Company	962,129
11,000	Coca-Cola HBC AG	233,269
2,400	Henkel AG & Company KGaA	235,337
17,600	Imperial Tobacco Group plc	974,461
1,200	Japan Tobacco, Inc.	49,947
4,700	Jeronimo Martins SGPS SA	76,831
4,900	Kao Corporation	261,278
33,000	Koninklijke Ahold NV	741,225
800	KOSE Corporation	77,774
6,900	Nestle SA	514,883
5,000	Nippon Meat Packers, Inc.	110,055
6,800	Nisshin OilliO Group, Ltd.	27,746
15,450	Philip Morris International, Inc.	1,515,799
2,700	Suedzucker AG	47,511
1,600	Sugi Holdings Company, Ltd.	84,415
9,800	Swedish Match AB	332,201
8,770	WhiteWave Foods Company[e]	356,413

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
104

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (44.5%)	Value
Consumer Staples (2.9%) - continued
5,500	Woolworths, Ltd.	$93,086

	Total	9,133,617

Energy (3.1%)
205,403	BP plc	1,027,703
252	Canadian Natural Resources, Ltd.	6,816
9,550	Continental Resources, Inc.[e]	289,938
18,900	EOG Resources, Inc.	1,371,762
23,250	EQT Corporation	1,563,795
47,000	Kinder Morgan, Inc.	839,420
9,748	OMV AG	273,708
18,080	Parsley Energy, Inc.[e]	408,608
7,235	Royal Dutch Shell plc	175,331
85	Royal Dutch Shell plc, Class A	2,053
4,100	Royal Dutch Shell plc, Class B	99,772
54,000	Spectra Energy Corporation	1,652,400
5,587	Statoil ASA	87,260
5,800	Total SA	263,908
535	Vantage Drilling International[e]	58,850
214,240	Weatherford International plc[e]	1,666,787

	Total	9,788,111

Financials (13.0%)
1,550	Acadia Realty Trust	54,452
2,100	AEON Financial Service Company, Ltd.	49,439
2,810	Affiliated Managers Group, Inc.[e]	456,344
1,900	Agree Realty Corporation	73,093
10,300	Alexandria Real Estate Equities, Inc.	936,167
8,300	Allianz SE	1,347,965
850	American Campus Communities, Inc.	40,027
910	American Farmland Company	5,715
4,050	Apartment Investment & Management Company	169,371
51,650	Apollo Investment Corporation	286,658
1,800	Apple Hospitality REIT, Inc.	35,658
23,800	Ares Capital Corporation	353,192
22,900	Australia & New Zealand Banking Group, Ltd.	410,515
3,100	AvalonBay Communities, Inc.	589,620
38,100	Bank Hapoalim, Ltd.	197,771
30,400	Bank of East Asia, Ltd.	113,627
13,661	Bank of Nova Scotia	667,614
9,984	Bank of Queensland, Ltd.	92,569
82,000	Bank of Yokohama, Ltd.[g]	371,454
23,100	BinckBank NV	171,954
1,200	Bluerock Residential Growth REIT, Inc.	13,056
6,270	Boston Properties, Inc.	796,792
16,928	Brixmor Property Group, Inc.	433,695
8,970	Camden Property Trust	754,287
4,418	Canadian Western Bank	82,152
31,100	CapitaMall Trust	48,197
1,800	Care Capital Properties, Inc.	48,312
55,490	Charles Schwab Corporation	1,554,830
1,024	Chesapeake Lodging Trust	27,095
8,000	Chiba Bank, Ltd.	39,845
37,328	Citigroup, Inc.	1,558,444
9,900	CNP Assurances	154,169
650	CoreSite Realty Corporation	45,507
5,070	Crown Castle International Corporation	438,555
5,700	CubeSmart	189,810
1,600	CyrusOne, Inc.	73,040
2,200	Daiwa House Industry Company, Ltd.	61,838
3,700	DDR Corporation	65,823

Shares	Common Stock (44.5%)	Value
Financials (13.0%) - continued
1,500	Derwent London plc	$67,784
45,600	DEXUS Property Group	276,911
2,968	Digital Realty Trust, Inc.	262,638
21,758	Direct Line Insurance Group plc	115,408
1,400	Douglas Emmett, Inc.	42,154
40,180	Duke Realty Corporation	905,657
1,150	DuPont Fabros Technology, Inc.	46,610
1,200	Education Realty Trust, Inc.	49,920
21,550	Encore Capital Group, Inc.[e,f]	554,697
1,319	EPR Properties	87,872
2,102	Equinix, Inc.	695,152
3,000	Equity Lifestyle Properties, Inc.	218,190
1,100	Equity One, Inc.	31,526
9,790	Equity Residential	734,544
11,000	Erste Group Bank AGe	308,738
1,600	Essex Property Trust, Inc.	374,176
2,100	Extra Space Storage, Inc.	196,266
1,200	Federal Realty Investment Trust	187,260
900	First Industrial Realty Trust, Inc.	20,466
23,800	FlexiGroup, Ltd.	45,144
28,500	Frasers Centrepoint Trust	42,269
66,000	Fukuoka Financial Group, Inc.	214,993
12,086	General Growth Properties, Inc.	359,317
1,900	GEO Group, Inc.	65,873
8,000	Great Portland Estates plc	83,517
8,706	H&R Real Estate Investment Trust	140,704
4,000	Hamborner REIT AG	43,304
8,400	Hang Seng Bank, Ltd.	148,630
3,900	Hannover Rueckversicherung SE	453,268
7,800	HCP, Inc.	254,124
5,400	Healthcare Trust of America, Inc.	158,868
42,200	Henderson Group plc	156,100
3,800	Highwoods Properties, Inc.	181,678
3,000	Hospitality Properties Trust	79,680
18,296	Host Hotels & Resorts, Inc.	305,543
1,100	Hudson Pacific Properties, Inc.	31,812
8,700	Hufvudstaden AB	137,601
66,000	Hysan Development Company, Ltd.	281,271
2,193	Intact Financial Corporation	153,540
4,920	Intercontinental Exchange, Inc.	1,156,889
10,000	Invesco Mortgage Capital, Inc.	121,800
41,500	Investec plc	304,421
1,500	Iron Mountain, Inc.	50,865
1,700	Kilroy Realty Corporation	105,179
12,500	Kimco Realty Corporation	359,750
803	Lamar Advertising Company	49,385
2,400	LaSalle Hotel Properties	60,744
900	Liberty Property Trust	30,114
46,000	Link REIT	273,270
27,090	Live Oak Bancshares, Inc.	406,350
3,450	Macerich Company	273,378
8,000	Macquarie Group, Ltd.	404,912
6,300	Medical Properties Trust, Inc.	81,774
22,940	MetLife, Inc.	1,007,984
2,300	Mid-America Apartment Communities, Inc.	235,083
139,300	Mizuho Financial Group, Inc.	207,596
700	Muenchener Rueckversicherungs- Gesellschaft AG	142,061
7,700	National Australia Bank, Ltd.	154,608
8,176	National Bank of Canada	267,487
1,500	National Health Investors, Inc.	99,780
5,500	National Retail Properties, Inc.	254,100
143,000	New World Development Company, Ltd.	136,483

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
105

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (44.5%)	Value
Financials (13.0%) - continued
2,400	NorthStar Realty Finance Corporation	$31,488
11,500	Old Mutual plc	31,764
3,050	Omega Healthcare Investors, Inc.	107,665
1,600	Outfront Media, Inc.	33,760
11,720	PacWest Bancorp	435,398
3,400	Parkway Properties, Inc.	53,244
1,200	Pebblebrook Hotel Trust	34,884
6,300	Physicians Realty Trust	117,054
11,100	Poundland Group plc	24,844
2,484	Power Corporation of Canada	57,302
18,643	Prologis, Inc.	823,648
3,770	Public Storage, Inc.	1,039,879
919	QTS Realty Trust, Inc.	43,542
6,920	Raymond James Financial, Inc.	329,461
1,900	Realty Income Corporation	118,769
2,500	Regency Centers Corporation	187,125
1,400	Retail Opportunity Investments Corporation	28,168
5,500	RLJ Lodging Trust	125,840
900	Sampo Oyj	42,628
5,700	Schroders plc	219,134
8,963	Simon Property Group, Inc.	1,861,525
1,400	SL Green Realty Corporation	135,632
20,250	Solar Capital, Ltd.	349,920
1,577	Sovran Self Storage, Inc.	186,007
15,100	Spirit Realty Captial, Inc.	169,875
144,400	Stockland	472,418
3,510	Store Capital Corporation	90,839
45,000	Sumitomo Mitsui Trust Holdings, Inc.	131,737
4,500	Summit Hotel Properties, Inc.	53,865
650	Sun Communities, Inc.	46,547
3,262	Sunstone Hotel Investors, Inc.	45,668
4,500	Swiss Re AG	415,528
42,120	Synchrony Financial[e]	1,207,159
22,400	T&D Holdings, Inc.	209,239
1,300	Talanx AG	44,302
2,932	Tanger Factory Outlet Centers, Inc.	106,695
800	Taubman Centers, Inc.	56,984
900	Tokio Marine Holdings, Inc.	30,409
2,623	Toronto-Dominion Bank	113,221
6,800	UDR, Inc.	262,004
25,100	United Overseas Bank, Ltd.	351,099
3,300	Urban Edge Properties	85,272
6,000	Ventas, Inc.	377,760
4,719	VEREIT, Inc.	41,858
7,210	Vornado Realty Trust	680,840
2,300	Weingarten Realty Investors	86,296
8,073	Welltower, Inc.	559,782
49,400	Wing Tai Holdings, Ltd.	64,440
1,400	WP Carey, Inc.	87,136
13,420	XL Group plc	493,856
17,690	Zions Bancorporation	428,275

	Total	40,637,655

Health Care (4.8%)
41,920	Abbott Laboratories	1,753,514
600	Actelion, Ltd.	89,544
12,620	Akorn, Inc.[e]	296,949
3,990	Allergan plc[e]	1,069,440
5,970	Amgen, Inc.	895,082
4,300	Astellas Pharmaceutical, Inc.	57,145
200	Bayer AG	23,436
1,000	CSL, Ltd.	77,711
6,100	Essilor International SA	751,618
500	Gerresheimer AG	39,120

Shares	Common Stock (44.5%)	Value
Health Care (4.8%) - continued
6,900	Hikma Pharmaceuticals plc	$195,935
11,340	Hologic, Inc.[e]	391,230
3,200	ICON plc[e]	240,320
900	Lonza Group AG	152,137
26,590	Medtronic plc	1,994,250
33,090	Merck & Company, Inc.	1,750,792
2,600	Merck KGaA	216,278
21,190	Mylan NV	982,157
12,600	Novartis AG	911,635
8,600	Novo Nordisk AS	465,721
25,330	Pfizer, Inc.	750,781
1,100	Roche Holding AG-Genusschein	270,094
9,400	Sanofi	755,722
3,230	Teleflex, Inc.	507,142
3,210	Waters Corporation[e]	423,463

	Total	15,061,216

Industrials (4.8%)
2,600	Adecco SA	169,133
3,700	Aida Engineering, Ltd.	32,144
47,200	Air New Zealand, Ltd.	93,318
2,100	Airbus Group NV	139,141
4,200	Amada Holdings Company, Ltd.	40,924
1,200	Andritz AG	65,741
22,000	Asahi Glass Company, Ltd.	120,380
1,400	Atlas Copco Aktiebolag	35,136
3,300	Babcock International Group plc	44,937
11,300	Central Glass Company, Ltd.	61,309
2,400	Compagnie de Saint-Gobain	105,418
1,400	Croda International plc	60,960
6,000	Dai Nippon Printing Company, Ltd.	53,245
5,448	Dart Group plc	51,956
3,900	Deutsche Post AG	108,240
1,200	DSV AS	49,913
8,370	EMCOR Group, Inc.	406,782
3,930	Equifax, Inc.	449,160
1,800	FANUC Corporation	278,763
5,800	Ferrovial SA	124,474
100	Flughafen Zuerich AG	89,460
11,000	Fuji Electric Company, Ltd.	38,033
3,725	Galliford Try plc	76,642
100	Georg Fischer AG	80,756
6,000	Hankyu Hanshin Holdings, Inc.	38,263
10,160	HNI Corporation	397,967
700	Hochtief AG	85,481
14,120	Honeywell International, Inc.	1,582,146
700	Hoshizaki Electric Company, Ltd.	58,388
18,240	Illinois Tool Works, Inc.	1,868,506
2,600	Inaba Denki Sangyo Company, Ltd.	81,789
23,950	Ingersoll-Rand plc	1,485,139
7,100	Intrum Justitia AB	250,205
33,400	ITOCHU Corporation	410,447
36,270	Jacobs Engineering Group, Inc.[e]	1,579,558
700	Jungheinrich AG	63,775
3,000	Keisei Electric Railway Company, Ltd.	42,206
12,400	KITZ Corporation	53,625
9,900	KONE Oyj	476,496
2,700	Koninklijke Boskalis Westminster NV	105,821
600	Kuehne & Nagel International AG	85,270
19,700	Macquarie Infrastructure Corporation	1,328,568
15,860	Masco Corporation	498,797
3,550	Middleby Corporation[e]	379,033
4,800	MIRAIT Holdings Corporation	38,185
6,000	Mitsuboshi Belting, Ltd.	48,280
8,000	MTR Corporation, Ltd.	39,649
5,200	Nikkon Holdings Company, Ltd.	94,113

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
106

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (44.5%)	Value
Industrials (4.8%) - continued
8,000	Nippon Express Company, Ltd.	$36,372
8,600	Nitto Kogyo Corporation	136,989
500	Randstad Holding NV	27,656
500	Rieter Holding AG	107,950
1,672	Saft Groupe SA	50,486
7,700	Sanwa Holdings Corporation	57,282
200	Schindler Holding AG	36,846
17,900	SIG plc	37,479
9,000	Toppan Printing Company, Ltd.	75,458
1,200	Travis Perkins plc	31,435
600	Vestas Wind Systems AS	42,276
4,340	WABCO Holdings, Inc.[e]	464,033
1,920	WSP Global, Inc.	56,916
1,200	Yuasa Trading Company, Ltd.	28,191

	Total	15,057,041

Information Technology (6.2%)
1,740	Alphabet, Inc., Class Ae	1,327,446
1,425	Alphabet, Inc., Class Ce	1,061,554
900	Amadeus IT Holding SA	38,488
14,830	Apple, Inc.	1,616,322
960	AtoS	77,970
7,100	Autodesk, Inc.[e]	414,001
4,700	Canon, Inc.	140,168
6,530	Check Point Software Technologies, Ltd.[e]	571,179
34,920	Cisco Systems, Inc.	994,172
58,100	EMC Corporation	1,548,365
12,760	Facebook, Inc.[e]	1,455,916
24,740	Finisar Corporation[e]	451,258
14,400	FUJIFILM Holdings NPV	569,193
4,000	Hitachi Kokusai Electric, Inc.	48,020
2,600	Hoya Corporation	98,828
2,800	IT Holdings Corporation	66,227
2,000	ITOCHU Techno-Solutions Corporation	37,738
14,600	Juniper Networks, Inc.	372,446
1,200	Kyocera Corporation	52,837
10,110	MasterCard, Inc.	955,395
31,960	Microsoft Corporation	1,765,151
4,600	NEC Networks & System Integration Corporation	71,424
2,600	NS Solutions Corporation	50,999
8,110	Plantronics, Inc.	317,831
20,710	Progress Software Corporation[e]	499,525
14,383	QLIK Technologies, Inc.[e]	415,956
7,740	Salesforce.com, Inc.[e]	571,444
2,500	SAP SE	201,171
10,400	Shinko Electric Industries Company, Ltd.	58,463
500	TDK Corporation	27,743
100	U-Blox AGe	19,205
1,960	Ultimate Software Group, Inc.[e]	379,260
800	United Internet AG	40,083
25,660	Visa, Inc.	1,962,477
27,040	Xilinx, Inc.	1,282,507

	Total	19,560,762

Materials (1.2%)
500	Air Liquide SA	56,096
1,350	Ashland, Inc.	148,446
500	Aurubis AG	24,845
37,400	BHP Billiton, Ltd.	483,274
10,700	BillerudKorsnas AB	174,671
12,000	Boral, Ltd.	56,761
3,100	Buzzi Unicem SPA	53,440

Shares	Common Stock (44.5%)	Value
Materials (1.2%) - continued
270	CCL Industries, Inc.	$51,245
3,530	Crown Holdings, Inc.[e]	175,053
17,800	Daicel Corporation	242,639
4,340	Domtar Corporation	175,770
1,000	Evonik Industries AG	29,907
2,670	FMC Corporation	107,788
100	Givaudan SA	195,980
3,600	Hexpol AB	39,942
1,900	Holmen AB	62,148
2,300	JFE Holdings, Inc.	30,889
600	LafargeHolcim, Ltd.	28,176
200	Linde AG	29,060
5,700	Mitsubishi Chemical Holdings Corporation	29,760
1,100	Nippon Shokubai Company, Ltd.	56,033
3,700	Nippon Steel & Sumitomo Metal Corporation	70,935
19,542	Norsk Hydro ASA	80,289
3,500	Novozymes AS	157,173
7,000	Oji Holdings Corporation	28,115
3,100	Packaging Corporation of America	187,240
1,850	PPG Industries, Inc.	206,256
1,000	Rio Tinto, Ltd.	32,561
8,670	Steel Dynamics, Inc.	195,162
8,000	Sumitomo Seika Chemicals Company, Ltd.	39,513
7,000	Tosoh Corporation	29,397
1,300	Umicore	64,532
7,500	UPM-Kymmene Oyj	135,597
9,398	Yara International ASA	352,799

	Total	3,831,492

Telecommunications Services (0.6%)
4,213	BCE, Inc.	192,006
9,800	Elisa Oyj[e]	380,547
9,600	Freenet AG	286,724
131,800	KCOM Group plc	203,494
9,300	Orange SA	162,406
3,400	Proximus SA	116,023
15,400	Telefonica Deutschland Holding AG	83,249
16,530	Zayo Group Holdings, Inc.[e]	400,687

	Total	1,825,136

Utilities (1.1%)
37,500	Brookfield Infrastructure Partners, LPf	1,579,875
10,000	CLP Holdings, Ltd.	90,514
71,400	Electricidade de Portugal SA	253,502
24,440	MDU Resources Group, Inc.	475,603
8,580	NorthWestern Corporation	529,815
40,300	Redes Energeticas Nacionais SGPS SA	131,943
1,200	Severn Trent plc	37,381
7,000	Toho Gas Company, Ltd.	49,685
16,100	United Utilities Group plc	213,116
1,800	Veolia Environnement SA	43,324

	Total	3,404,758

	Total Common Stock (cost $132,722,103)	139,521,189

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
107

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (31.0%)	Value
Asset-Backed Securities (1.3%)
	Asset Backed Securities Corporation Home Equity Loan Trust
$374,789	0.573%, 7/25/2036[h]	$321,672
	Bayview Opportunity Master Fund Trust
97,792	3.623%, 4/28/2030[i]	97,613
220,386	3.228%, 7/28/2034*,j	220,069
	Credit Based Asset Servicing and Securitization, LLC
266,927	3.535%, 12/25/2036[j]	181,400
	First Horizon ABS Trust
218,451	0.593%, 10/25/2034[h,k]	195,896
	GMAC Mortgage Corporation Loan Trust
441,764	0.616%, 8/25/2035[h,k]	413,321
386,607	0.616%, 12/25/2036[h,k]	336,211
	IndyMac INDA Mortgage Loan Trust
262,141	4.614%, 8/25/2036	245,951
	IndyMac INDX Mortgage Loan Trust
452,687	0.643%, 4/25/2046[h]	328,523
	IndyMac Seconds Asset-Backed Trust
245,782	0.773%, 10/25/2036[h,k]	145,662
	J.P. Morgan Mortgage Acquisition Trust
191,303	4.124%, 3/25/2047[j]	137,327
	Lehman XS Trust
202,825	5.440%, 8/25/2035[j]	176,762
	Sunset Mortgage Loan Company, LLC
161,899	4.459%, 9/16/2045*,j	161,963
	U.S. Residential Opportunity Fund III Trust
230,094	3.721%, 1/27/2035*	228,183
	Vericrest Opportunity Loan Transferee
155,282	3.375%, 10/25/2058*,j	153,128
176,299	3.500%, 6/26/2045[i]	174,190
	Wachovia Asset Securitization, Inc.
500,422	0.573%, 7/25/2037*,h,k	418,164

	Total	3,936,035

Basic Materials (0.3%)
	Albemarle Corporation
96,000	3.000%, 12/1/2019	96,575
	Anglo American Capital plc
65,000	1.572%, 4/15/2016[h,i]	64,767
	ArcelorMittal SA
190,000	6.500%, 3/1/2021[f]	187,150
	Dow Chemical Company
86,000	8.550%, 5/15/2019	102,298
	Freeport-McMoRan, Inc.
48,000	2.300%, 11/14/2017	44,280
	Glencore Funding, LLC
65,000	1.680%, 4/16/2018[h,i]	58,500
	LyondellBasell Industries NV
80,000	5.000%, 4/15/2019	85,468
	NOVA Chemicals Corporation
341,904	5.250%, 8/1/2023[i]	334,211

	Total	973,249

Capital Goods (1.0%)
	Ball Corporation
200,000	4.375%, 12/15/2020	208,125
	Berry Plastics Corporation
155,000	6.000%, 10/15/2022[i]	162,459

Principal Amount	Long-Term Fixed Income (31.0%)	Value
Capital Goods (1.0%) - continued
	Building Materials Corporation of America
$280,000	6.000%, 10/15/2025[i]	$296,100
	Cemex SAB de CV
300,000	5.700%, 1/11/2025[i]	278,100
	CNH Industrial Capital, LLC
305,000	4.375%, 11/6/2020[f]	299,662
	Crown Americas Capital Corporation IV
190,000	4.500%, 1/15/2023	193,800
	General Electric Company
368,000	5.000%, 12/29/2049[l]	379,040
	Huntington Ingalls Industries, Inc.
300,000	5.000%, 12/15/2021[i]	315,000
	L-3 Communications Corporation
90,000	1.500%, 5/28/2017	89,692
	Lockheed Martin Corporation
65,000	2.500%, 11/23/2020	66,577
	Martin Marietta Materials, Inc.
106,000	1.729%, 6/30/2017[h]	105,028
	Newell Rubbermaid, Inc.
55,000	3.150%, 4/1/2021	56,497
	Nortek, Inc.
227,936	8.500%, 4/15/2021	236,484
	Roper Industries, Inc.
71,000	2.050%, 10/1/2018	71,680
	United Rentals North America, Inc.
290,000	5.500%, 7/15/2025	288,489

	Total	3,046,733

Collateralized Mortgage Obligations (3.7%)
	Alternative Loan Trust
162,924	5.500%, 5/25/2035	162,526
	Angel Oak Mortgage Trust
326,381	4.500%, 11/25/2045*,j	328,272
	Banc of America Alternative Loan Trust
548,490	6.000%, 11/25/2035	478,511
	Banc of America Mortgage Securities, Inc.
184,078	2.853%, 9/25/2035	167,340
	Bear Stearns ALT-A Trust
217,961	2.813%, 10/25/2033	212,464
	Countrywide Alternative Loan Trust
454,449	6.500%, 8/25/2036	331,970
	Countrywide Home Loan Mortgage Pass Through Trust
387,186	2.728%, 11/25/2035	326,228
	Credit Suisse First Boston Mortgage Securities Corporation
314,759	5.250%, 10/25/2035	306,131
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
347,643	2.017%, 8/25/2035	264,331
558,572	5.500%, 11/25/2035	530,877
359,158	1.121%, 4/25/2047[h]	301,746
	GMAC Mortgage Corporation Loan Trust
253,393	3.289%, 5/25/2035	236,425
	HarborView Mortgage Loan Trust
291,692	2.711%, 7/19/2035	252,817
201,860	2.944%, 12/19/2035	175,197
	J.P. Morgan Alternative Loan Trust
620,009	6.500%, 3/25/2036	506,445

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
108

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (31.0%)	Value
Collateralized Mortgage Obligations (3.7%) - continued
	J.P. Morgan Mortgage Trust
$492,522	2.862%, 8/25/2035	$485,770
499,662	2.781%, 1/25/2037	439,446
	Merrill Lynch Mortgage Investors Trust
463,165	6.250%, 8/25/2036	371,075
	MortgageIT Trust
699,886	0.693%, 12/25/2035[h]	622,664
751,624	0.633%, 4/25/2036[h]	549,333
	New York Mortgage Trust
193,605	3.181%, 5/25/2036	172,721
	Residential Accredit Loans, Inc. Trust
377,393	5.750%, 9/25/2035	334,986
359,746	0.613%, 11/25/2036[h]	255,979
	Residential Funding Mortgage Security I Trust
630,509	6.000%, 7/25/2037	566,632
	Structured Adjustable Rate Mortgage Loan Trust
366,815	2.705%, 1/25/2035	301,540
263,219	2.741%, 7/25/2035	222,694
385,961	3.007%, 9/25/2035	317,380
	Structured Asset Mortgage Investments, Inc.
874,252	0.743%, 12/25/2035[h]	616,247
	WaMu Mortgage Pass Through Certificates
146,115	5.000%, 11/25/2018	146,515
171,237	1.975%, 1/25/2037	143,100
315,744	1.091%, 1/25/2047[h]	240,665
	Washington Mutual Mortgage Pass Through Certificates
456,542	1.101%, 2/25/2047[h]	317,414
	Wells Fargo Mortgage Backed Securities Trust
164,059	2.837%, 3/25/2036	161,691
574,140	2.815%, 7/25/2036	558,611
335,990	6.000%, 7/25/2037	331,089

	Total	11,736,832

Communications Services (1.3%)
	AMC Networks, Inc.
300,000	5.000%, 4/1/2024	301,125
	America Movil SAB de CV
71,000	5.000%, 10/16/2019	77,931
	American Tower Corporation
65,000	2.800%, 6/1/2020	65,331
	AT&T, Inc.
86,000	5.875%, 10/1/2019	97,200
65,000	1.559%, 6/30/2020[h]	64,337
60,000	2.800%, 2/17/2021	61,517
	British Sky Broadcasting Group plc
102,000	2.625%, 9/16/2019[i]	103,058
	CC Holdings GS V, LLC
63,000	2.381%, 12/15/2017	63,537
	CCO Safari II, LLC
32,000	3.579%, 7/23/2020[i]	32,699
32,000	4.464%, 7/23/2022[i]	33,449
	CCOH Safari, LLC
305,000	5.750%, 2/15/2026[i]	315,675
	CenturyLink, Inc.
230,000	6.450%, 6/15/2021	233,018
40,000	7.500%, 4/1/2024[d]	40,100

Principal Amount	Long-Term Fixed Income (31.0%)	Value
Communications Services (1.3%) - continued
	Clear Channel Worldwide Holdings, Inc.
$200,000	6.500%, 11/15/2022	$199,000
	Columbus International, Inc.
205,000	7.375%, 3/30/2021[i]	218,325
	Digicel, Ltd.
257,936	6.000%, 4/15/2021*	230,853
	Frontier Communications Corporation
275,000	8.875%, 9/15/2020[i]	285,656
	Hughes Satellite Systems Corporation
246,000	6.500%, 6/15/2019	270,907
	SBA Tower Trust
84,000	5.101%, 4/17/2017[i]	84,816
	Sprint Corporation
290,000	7.625%, 2/15/2025	215,325
	Telefonica Emisiones SAU
78,000	3.192%, 4/27/2018	80,023
	T-Mobile USA, Inc.
250,000	6.633%, 4/28/2021	261,250
	Univision Communications, Inc.
200,000	5.125%, 5/15/2023[i]	199,000
	UPCB Finance V, Ltd.
292,500	7.250%, 11/15/2021[i]	309,319
	Verizon Communications, Inc.
237,000	2.625%, 2/21/2020	243,858
106,000	4.500%, 9/15/2020	117,026

	Total	4,204,335

Consumer Cyclical (1.4%)
	AMC Entertainment, Inc.
227,000	5.875%, 2/15/2022	233,243
	Cinemark USA, Inc.
263,000	4.875%, 6/1/2023	265,222
	Corrections Corporation of America
190,000	5.000%, 10/15/2022	198,075
	Daimler Finance North America, LLC
55,000	1.875%, 1/11/2018[i]	55,285
	eBay, Inc.
55,000	2.500%, 3/9/2018	55,892
	ERAC USA Finance, LLC
106,000	2.350%, 10/15/2019[i]	106,182
	Ford Motor Credit Company, LLC
130,000	5.000%, 5/15/2018	137,270
87,000	2.597%, 11/4/2019	87,315
	General Motors Financial Company, Inc.
227,936	3.250%, 5/15/2018	231,730
150,000	4.375%, 9/25/2021	155,029
	Home Depot, Inc.
65,000	1.004%, 9/15/2017[h]	65,228
65,000	2.625%, 6/1/2022	67,238
	Hyundai Capital America
84,000	1.450%, 2/6/2017[i]	83,903
	Jaguar Land Rover Automotive plc
273,000	5.625%, 2/1/2023[i]	280,507
	KB Home
189,000	4.750%, 5/15/2019	188,291
	L Brands, Inc.
273,000	6.625%, 4/1/2021	307,098
	Lennar Corporation
225,000	4.500%, 11/15/2019	234,000
	Live Nation Entertainment, Inc.
200,000	5.375%, 6/15/2022[i]	203,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
109

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (31.0%)	Value
Consumer Cyclical (1.4%) - continued
	Macy’s Retail Holdings, Inc.
$66,000	7.450%, 7/15/2017	$70,679
	MGM Resorts International
300,000	6.000%, 3/15/2023[f]	310,500
	Ralph Lauren Corporation
60,000	2.625%, 8/18/2020	61,879
	Royal Caribbean Cruises, Ltd.
517,936	5.250%, 11/15/2022	546,422
	Six Flags Entertainment Corporation
200,000	5.250%, 1/15/2021[i]	205,500
	Toll Brothers Finance Corporation
76,000	4.000%, 12/31/2018	78,660
	Visa, Inc.
65,000	2.200%, 12/14/2020	66,615
	West Corporation
210,000	5.375%, 7/15/2022[i]	192,633

	Total	4,487,896

Consumer Non-Cyclical (1.6%)
	Actavis Funding SCS
40,000	1.887%, 3/12/2020[h]	39,856
	Amgen, Inc.
65,000	2.125%, 5/1/2020	65,797
	Anheuser-Busch Inbev Finance, Inc.
90,000	1.879%, 2/1/2021[h]	91,592
	B&G Foods, Inc.
120,000	4.625%, 6/1/2021	121,500
	BAT International Finance plc
65,000	1.144%, 6/15/2018[h,i]	64,553
	Becton, Dickinson and Company
80,000	1.450%, 5/15/2017	80,128
	Boston Scientific Corporation
40,000	6.000%, 1/15/2020	45,151
	Bunge Limited Finance Corporation
65,000	3.500%, 11/24/2020	65,960
	Cardinal Health, Inc.
65,000	1.950%, 6/15/2018	65,304
	Celgene Corporation
65,000	3.550%, 8/15/2022	68,151
	Centene Escrow Corporation
300,000	5.625%, 2/15/2021[i]	312,750
	CHS/Community Health Systems, Inc.
273,000	7.125%, 7/15/2020	257,985
	Cott Beverages, Inc.
200,000	5.375%, 7/1/2022	203,000
	CVS Health Corporation
86,000	2.250%, 12/5/2018	88,090
	EMD Finance, LLC
39,000	0.992%, 3/17/2017[h,i]	38,863
	Envision Healthcare Corporation
295,000	5.125%, 7/1/2022[i]	299,425
	Express Scripts Holding Company
55,000	3.900%, 2/15/2022	57,344
	Forest Laboratories, Inc.
109,000	4.375%, 2/1/2019[i]	115,652
	Fresenius Medical Care US Finance, Inc.
227,936	5.750%, 2/15/2021[i]	246,741
	Gilead Sciences, Inc.
65,000	3.250%, 9/1/2022	68,684
	Grifols Worldwide Operations, Ltd.
200,000	5.250%, 4/1/2022	205,500
	HCA, Inc.
227,936	4.750%, 5/1/2023	231,925

Principal Amount	Long-Term Fixed Income (31.0%)	Value
Consumer Non-Cyclical (1.6%) - continued
	JBS USA, LLC
$290,000	5.750%, 6/15/2025[i]	$253,750
	Laboratory Corporation of America Holdings
35,000	2.625%, 2/1/2020	35,147
	Land O’Lakes, Inc.
260,000	8.000%, 12/31/2049[i,l]	267,800
	Mead Johnson Nutrition Company
65,000	3.000%, 11/15/2020	66,795
	Merck & Company, Inc.
40,000	0.996%, 2/10/2020[h]	39,802
	Mondelez International, Inc.
56,000	2.250%, 2/1/2019	57,175
	Mylan NV
30,000	3.750%, 12/15/2020[i]	30,695
	Pinnacle Foods, Inc.
200,000	5.875%, 1/15/2024[i]	209,340
	Revlon Consumer Products Corporation
227,936	5.750%, 2/15/2021	234,204
	Reynolds American, Inc.
35,000	3.250%, 6/12/2020	36,601
	SABMiller plc
78,000	6.500%, 7/15/2018[i]	85,541
	Safeway, Inc.
17,000	3.400%, 12/1/2016	17,000
	Spectrum Brands Escrow Corporation
183,000	6.375%, 11/15/2020	192,699
	Spectrum Brands, Inc.
130,000	5.750%, 7/15/2025	138,125
	TreeHouse Foods, Inc.
200,000	4.875%, 3/15/2022	204,500
	Valeant Pharmaceuticals International
227,936	7.250%, 7/15/2022[i]	182,349
	WM Wrigley Jr. Company
48,000	2.000%, 10/20/2017[i]	48,198
	Zoetis, Inc.
65,000	3.450%, 11/13/2020	66,777

	Total	5,000,449

Energy (0.9%)
	Anadarko Petroleum Corporation
60,000	8.700%, 3/15/2019	67,041
	Antero Resources Corporation
200,000	5.125%, 12/1/2022	181,500
	Boardwalk Pipelines, Ltd.
79,000	5.875%, 11/15/2016	79,185
	Buckeye Partners, LP
100,000	2.650%, 11/15/2018	99,287
	Chevron Corporation
65,000	1.128%, 11/16/2018[h]	64,640
	Concho Resources, Inc.
277,936	6.500%, 1/15/2022	277,241
	Crestwood Midstream Partners, LP
200,000	6.250%, 4/1/2023[i]	148,000
	Enbridge, Inc.
54,000	1.083%, 6/2/2017[f,h]	51,759
	EQT Corporation
88,000	8.125%, 6/1/2019	94,828
	Exxon Mobil Corporation
80,000	1.708%, 3/1/2019	81,056
	Marathon Petroleum Corporation
65,000	3.400%, 12/15/2020	63,933

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
110

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (31.0%)	Value
Energy (0.9%) - continued
	MEG Energy Corporation
$273,000	6.375%, 1/30/2023[i]	$161,070
	Occidental Petroleum Corporation
65,000	2.600%, 4/15/2022[d]	65,546
	Pacific Drilling V, Ltd.
200,000	7.250%, 12/1/2017[i]	73,500
	Petrobras International Finance Company
280,000	5.750%, 1/20/2020	243,250
	Petroleos Mexicanos
171,000	5.500%, 2/4/2019[i]	179,123
140,000	6.875%, 8/4/2026[i]	151,550
	Pioneer Natural Resources Company
22,000	3.450%, 1/15/2021	21,884
	Sabine Pass Liquefaction, LLC
300,000	5.625%, 3/1/2025	286,125
	Schlumberger Holdings Corporation
65,000	3.000%, 12/21/2020[i]	65,899
	Shell International Finance BV
65,000	1.071%, 5/11/2020[h]	63,115
	Sunoco Logistics Partners Operations, LP
65,000	4.400%, 4/1/2021	63,830
	Transcontinental Gas Pipe Line Company, LLC
60,000	7.850%, 2/1/2026[i]	68,623

	Total	2,651,985

Financials (4.0%)
	Abbey National Treasury Services plc
100,000	1.040%, 9/29/2017[h]	99,424
	ACE INA Holdings, Inc.
65,000	2.875%, 11/3/2022	67,074
	Air Lease Corporation
100,000	2.125%, 1/15/2018	99,000
32,000	2.625%, 9/4/2018	31,798
	Ally Financial, Inc.
325,000	4.750%, 9/10/2018	329,875
	American Express Credit Corporation
65,000	1.682%, 9/14/2020[h]	64,632
	Aviation Capital Group Corporation
51,000	3.875%, 9/27/2016[i]	51,255
	Bank of America Corporation
120,000	5.700%, 5/2/2017	124,793
102,000	1.700%, 8/25/2017	102,137
209,000	1.694%, 3/22/2018[h]	209,366
80,000	5.650%, 5/1/2018	85,878
215,000	6.300%, 12/29/2049[l]	221,450
104,000	8.000%, 12/29/2049[l]	101,790
	BB&T Corporation
130,000	2.050%, 6/19/2018	131,529
	Bear Stearns Companies, LLC
122,000	6.400%, 10/2/2017	130,519
	BNP Paribas SA
84,000	2.375%, 9/14/2017	85,036
300,000	7.625%, 12/29/2049[i,l]	301,650
	Caisse Centrale Desjardins du Quebec
45,000	1.283%, 1/29/2018[h,i]	44,861
	CIT Group, Inc.
225,000	3.875%, 2/19/2019	224,437
	Citigroup, Inc.
144,000	1.850%, 11/24/2017	144,325

Principal Amount	Long-Term Fixed Income (31.0%)	Value
Financials (4.0%) - continued
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
$160,000	11.000%, 12/29/2049[i,l]	$191,984
	Credit Agricole SA
45,000	1.605%, 6/10/2020[h,i]	44,422
	Credit Suisse Group AG
255,000	7.500%, 12/11/2049[i,l]	250,792
	CyrusOne, LP
227,936	6.375%, 11/15/2022	236,484
	Discover Bank
28,000	8.700%, 11/18/2019	32,614
	Discover Financial Services
47,000	6.450%, 6/12/2017	49,267
	Duke Realty, LP
96,000	8.250%, 8/15/2019	113,575
	Fifth Third Bancorp
167,000	5.450%, 1/15/2017	171,082
	Goldman Sachs Group, Inc.
52,000	2.625%, 1/31/2019	53,028
78,000	7.500%, 2/15/2019	89,845
45,000	1.779%, 4/23/2020[h]	44,721
65,000	2.236%, 11/29/2023[h]	64,806
	Goldman Sachs Group, Inc. Convertible
1,600,000	0.500%, 9/24/2022	1,651,168
	Hartford Financial Services Group, Inc.
120,000	6.000%, 1/15/2019	132,170
	HCP, Inc.
88,000	3.750%, 2/1/2019	90,803
	Health Care REIT, Inc.
88,000	4.700%, 9/15/2017	91,457
	Hospitality Properties Trust
60,000	4.250%, 2/15/2021	60,879
	HSBC Holdings plc
47,000	6.375%, 12/29/2049[f,l]	44,415
	Huntington Bancshares, Inc.
80,000	3.150%, 3/14/2021	81,283
	Hutchison Whampoa Finance CI, Ltd.
99,000	1.625%, 10/31/2017[i]	98,960
	Icahn Enterprises, LP
300,000	6.000%, 8/1/2020	291,750
	ILFC E-Capital Trust II
370,000	4.490%, 12/21/2065[h,i]	299,700
	ING Capital Funding Trust III
68,000	4.231%, 12/29/2049[h,l]	66,130
	International Lease Finance Corporation
80,000	2.584%, 6/15/2016[h]	80,075
250,000	5.875%, 8/15/2022	271,250
	Intesa Sanpaolo SPA
30,000	3.875%, 1/16/2018	30,700
132,000	3.875%, 1/15/2019	135,817
	J.P. Morgan Chase & Company
52,000	6.300%, 4/23/2019	58,809
25,000	2.250%, 1/23/2020	25,198
104,000	7.900%, 4/29/2049[l]	104,000
325,000	6.750%, 8/29/2049[f,l]	356,850
	KeyCorp
68,000	2.300%, 12/13/2018	68,406
	Liberty Mutual Group, Inc.
35,000	5.000%, 6/1/2021[i]	37,952
	Lloyds Bank plc
40,000	1.160%, 3/16/2018[h]	39,706

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
111

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (31.0%)	Value
Financials (4.0%) - continued
	Macquarie Bank, Ltd.
$60,000	1.802%, 1/15/2019[h,i]	$60,114
	Mellon Capital IV
340,000	4.000%, 6/29/2049[h,l]	252,450
	MetLife, Inc.
100,000	1.903%, 12/15/2017	100,427
	Mizuho Corporate Bank, Ltd.
59,000	1.550%, 10/17/2017[i]	58,875
	Morgan Stanley
106,000	6.625%, 4/1/2018	115,809
45,000	1.761%, 1/27/2020[h]	44,707
75,000	4.875%, 11/1/2022	81,258
	MPT Operating Partnership, LP
200,000	5.500%, 5/1/2024	201,000
	Murray Street Investment Trust I
173,000	4.647%, 3/9/2017	177,861
	National City Corporation
56,000	6.875%, 5/15/2019	63,038
	New York Life Global Funding
65,000	1.550%, 11/2/2018[i]	65,148
	Nomura Holdings, Inc.
56,000	2.750%, 3/19/2019	56,818
	Preferred Term Securities XXIII, Ltd.
552,728	0.834%, 12/22/2036*,h	417,265
	Quicken Loans, Inc.
295,000	5.750%, 5/1/2025[i]	286,150
	Realty Income Corporation
95,000	2.000%, 1/31/2018	95,363
	Regions Bank
43,000	7.500%, 5/15/2018	47,384
	Regions Financial Corporation
55,000	3.200%, 2/8/2021	55,457
	Reinsurance Group of America, Inc.
104,000	5.625%, 3/15/2017	107,874
	Royal Bank of Scotland Group plc
60,000	1.569%, 3/31/2017[h]	59,913
185,000	7.640%, 3/29/2049[l]	179,681
320,000	7.648%, 8/29/2049[l]	374,400
200,000	7.500%, 12/29/2049[l]	186,000
	Simon Property Group, LP
65,000	2.500%, 9/1/2020	66,189
90,000	2.500%, 7/15/2021	91,965
	Societe Generale SA
70,000	5.750%, 4/20/2016[i]	70,120
	State Street Corporation
65,000	1.518%, 8/18/2020[h]	64,708
	Sumitomo Mitsui Banking Corporation
156,000	1.300%, 1/10/2017	156,112
55,000	1.200%, 1/16/2018[h]	54,742
	SunTrust Banks, Inc.
55,000	2.900%, 3/3/2021	55,803
	Synchrony Financial
159,000	1.875%, 8/15/2017	158,508
30,000	1.849%, 2/3/2020[h]	28,999
	Synovus Financial Corporation
165,000	5.750%, 12/15/2025	168,300
	Toronto-Dominion Bank
60,000	1.461%, 1/22/2019[h]	60,023
65,000	1.562%, 12/14/2020[h]	65,189
	UnitedHealth Group, Inc.
65,000	3.350%, 7/15/2022	69,148
	USB Realty Corporation
340,000	1.769%, 12/29/2049[h,i,l]	271,150

Principal Amount	Long-Term Fixed Income (31.0%)	Value
Financials (4.0%) - continued
	Voya Financial, Inc.
$84,000	2.900%, 2/15/2018	$85,294
	Washington Mutual Bank
500,000	5.500%, 1/15/2013[g,m]	0
	Wells Fargo & Company
45,000	1.298%, 1/30/2020[h]	44,576

	Total	12,708,745

Foreign Government (7.2%)
	Brazil Government International Bond
432,000	5.875%, 1/15/2019[f]	466,560
491,000	4.875%, 1/22/2021	495,910
700,000	2.625%, 1/5/2023	600,250
560,000	5.000%, 1/27/2045	448,000
	Colombia Government International Bond
365,000	2.625%, 3/15/2023	339,450
350,000	4.000%, 2/26/2024	351,750
625,000	5.000%, 6/15/2045	581,250
	Croatia Government International Bond
126,000	6.750%, 11/5/2019[i]	138,240
490,000	6.625%, 7/14/2020[i]	538,265
	Export-Import Bank of Korea
45,000	2.250%, 1/21/2020	45,375
	Hungary Government International Bond
240,000	4.000%, 3/25/2019	249,000
562,000	5.750%, 11/22/2023	640,118
564,000	5.375%, 3/25/2024	631,641
	Indonesia Government International Bond
390,000	4.875%, 5/5/2021[i]	419,915
415,000	3.375%, 4/15/2023[i]	405,431
432,000	5.875%, 1/15/2024[i]	485,139
360,000	4.125%, 1/15/2025[i]	361,633
280,000	4.750%, 1/8/2026[i]	293,750
760,000	5.125%, 1/15/2045[i]	755,904
	Mexico Government International Bond
344,000	3.625%, 3/15/2022	355,180
446,000	4.000%, 10/2/2023	467,185
490,000	3.600%, 1/30/2025	499,800
144,000	6.050%, 1/11/2040	168,840
344,000	4.750%, 3/8/2044	343,140
288,000	5.550%, 1/21/2045	318,960
504,000	4.600%, 1/23/2046	491,400
	Panama Government International Bond
280,000	4.000%, 9/22/2024	294,000
280,000	3.750%, 3/16/2025	287,700
144,000	6.700%, 1/26/2036	183,600
	Peru Government International Bond
880,000	4.125%, 8/25/2027	921,800
	Philippines Government International Bond
265,000	7.750%, 1/14/2031	402,929
165,000	6.375%, 10/23/2034	232,956
140,000	5.000%, 1/13/2037	175,891
280,000	3.950%, 1/20/2040	307,223
590,000	3.700%, 3/1/2041	623,785
	Romania Government International Bond
276,000	4.375%, 8/22/2023[i]	293,446

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
112

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (31.0%)	Value
Foreign Government (7.2%) - continued
$130,000	4.875%, 1/22/2024[i]	$143,220
	Russia Government International Bond
288,000	3.500%, 1/16/2019[i]	289,487
1,100,000	5.000%, 4/29/2020[f,i]	1,154,890
700,000	4.875%, 9/16/2023[i]	731,059
406,800	7.500%, 3/31/2030[i]	496,529
432,000	5.625%, 4/4/2042[i]	436,704
	South Africa Government International Bond
340,000	5.500%, 3/9/2020	360,009
295,000	5.875%, 5/30/2022	319,706
70,000	5.375%, 7/24/2044	69,171
	Turkey Government International Bond
432,000	7.500%, 11/7/2019	492,595
800,000	7.000%, 6/5/2020	905,472
565,000	5.125%, 3/25/2022	593,922
288,000	6.250%, 9/26/2022	320,256
144,000	5.750%, 3/22/2024	156,182
563,000	4.250%, 4/14/2026	548,114
290,000	4.875%, 10/9/2026	293,575
140,000	4.875%, 4/16/2043	129,885
	United Mexican States
420,000	4.125%, 1/21/2026	440,370

	Total	22,496,562

Mortgage-Backed Securities (5.6%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
27,192	5.500%, 12/1/2017	27,764
300,000	3.000%, 5/1/2030[d]	313,055
1,130,000	3.000%, 4/1/2031[d]	1,181,291
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
11,869	9.000%, 11/1/2024	13,467
622	9.000%, 4/1/2025	724
670	8.500%, 9/1/2025	699
4,440	8.000%, 6/1/2027	5,431
915	8.500%, 7/1/2027	1,053
3,243	8.000%, 10/1/2027	3,796
1,833	8.000%, 8/1/2030	2,234
1,180,000	4.000%, 4/1/2046[d]	1,259,373
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
600,000	3.500%, 4/1/2030[d]	633,606
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,212	10.500%, 8/1/2020	1,314
3,826	9.500%, 4/1/2025	3,843
719	8.500%, 11/1/2025	808
1,188	8.500%, 5/1/2026	1,238
282	8.000%, 8/1/2026	283
786	8.000%, 11/1/2026	911
11,277	8.000%, 9/1/2027	13,159
3,195	8.000%, 12/1/2027	3,233
5,084	8.500%, 4/1/2030	6,550
6,875,000	3.500%, 4/1/2046[d]	7,208,277
3,775,000	4.000%, 4/1/2046[d]	4,033,352
2,600,000	4.500%, 4/1/2046[d]	2,829,125

Principal Amount	Long-Term Fixed Income (31.0%)	Value
Mortgage-Backed Securities (5.6%) - continued
	Government National Mortgage Association 30-Yr. Pass Through
$1,569	9.500%, 1/15/2025	$1,653
5,510	6.000%, 5/15/2026	6,218
5,128	8.500%, 6/15/2026	5,211
1,537	8.500%, 7/15/2026	1,744
6,112	8.000%, 9/15/2026	7,045
2,548	7.500%, 10/15/2026	2,814
160	8.000%, 11/15/2026	161
143	8.500%, 11/15/2026	143
1,119	9.000%, 12/15/2026	1,373
9,865	7.500%, 4/15/2027	11,130
2,159	8.000%, 6/20/2027	2,619
156	8.000%, 8/15/2027	156
7,304	7.500%, 7/15/2028	7,302
24,476	6.000%, 12/15/2028	27,803
27,106	6.000%, 6/15/2029	30,865
9,102	8.000%, 5/15/2030	9,235

	Total	17,660,058

Technology (0.9%)
	Alliance Data Systems Corporation
195,000	5.375%, 8/1/2022[i]	182,813
	Apple, Inc.
65,000	0.917%, 5/6/2020[h]	63,924
	Automatic Data Processing, Inc.
65,000	2.250%, 9/15/2020	66,897
	Cisco Systems, Inc.
60,000	1.236%, 2/21/2018[h]	60,157
65,000	1.135%, 3/1/2019[h]	64,979
	Denali Borrower, LLC
425,000	5.625%, 10/15/2020[i]	448,322
	Equinix, Inc.
200,000	5.750%, 1/1/2025	210,000
	Fidelity National Information Services, Inc.
109,000	1.450%, 6/5/2017	108,162
65,000	3.625%, 10/15/2020	67,179
	First Data Corporation
200,000	5.375%, 8/15/2023[i]	205,000
	Freescale Semiconductor, Inc.
245,000	6.000%, 1/15/2022[i]	259,700
	Hewlett Packard Enterprise Company
64,000	3.600%, 10/15/2020[i]	66,550
	IMS Health, Inc.
250,000	6.000%, 11/1/2020[i]	256,875
	Intel Corporation
65,000	3.100%, 7/29/2022	68,720
	Iron Mountain, Inc.
122,936	6.000%, 8/15/2023	129,083
	Oracle Corporation
65,000	2.500%, 5/15/2022	66,310
	Sensata Technologies BV
280,000	4.875%, 10/15/2023[i]	281,400
	Texas Instruments, Inc.
65,000	1.750%, 5/1/2020	65,366
	Tyco Electronics Group SA
130,000	6.550%, 10/1/2017	138,897

	Total	2,810,334

Transportation (0.3%)
	Air Canada Pass Through Trust
24,251	3.875%, 3/15/2023[i]	23,494
	American Airlines Pass Through Trust
47,049	4.950%, 1/15/2023	50,338

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
113

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Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (31.0%)	Value
Transportation (0.3%) - continued
	Avis Budget Car Rental, LLC
$195,000	5.125%, 6/1/2022[i]	$184,641
	Continental Airlines, Inc.
170,181	6.250%, 4/11/2020	177,839
	Delta Air Lines, Inc.
76,869	4.950%, 5/23/2019	80,905
	J.B. Hunt Transport Services, Inc.
65,000	3.300%, 8/15/2022	66,257
	Korea Expressway Corporation
93,000	1.625%, 4/28/2017[i]	93,142
	United Airlines 2015-1 Class A Pass Through Trust
65,000	3.700%, 12/1/2022	65,325
	XPO Logistics, Inc.
200,000	6.500%, 6/15/2022[i]	194,250

	Total	936,191

U.S. Government and Agencies (0.7%)
	U.S. Treasury Bonds
1,450,000	1.625%, 2/15/2026	1,428,930
	U.S. Treasury Notes
195,000	1.875%, 6/30/2020	200,965
585,000	2.125%, 6/30/2022	607,737

	Total	2,237,632

Utilities (0.8%)
	AES Corporation
227,936	7.375%, 7/1/2021	255,288
	Ameren Corporation
65,000	2.700%, 11/15/2020	65,912
	Arizona Public Service Company
40,000	2.200%, 1/15/2020	40,459
	Berkshire Hathaway Energy Company
96,000	2.400%, 2/1/2020	97,817
	Calpine Corporation
210,000	5.375%, 1/15/2023	203,570
	DTE Energy Company
96,000	2.400%, 12/1/2019	96,740
	Dynegy Finance I, Inc.
160,000	7.375%, 11/1/2022	148,000
	EDP Finance BV
96,000	4.125%, 1/15/2020[i]	96,134
	El Paso Corporation
50,000	7.000%, 6/15/2017	52,459
	Electricite de France SA
280,000	5.250%, 12/29/2049[i,l]	256,200
	Energy Transfer Equity, LP
290,000	5.500%, 6/1/2027	232,725
	Eversource Energy
30,000	1.600%, 1/15/2018	29,851
	Exelon Generation Company, LLC
52,000	5.200%, 10/1/2019	56,630
30,000	2.950%, 1/15/2020	30,193
	MPLX LP
300,000	4.875%, 12/1/2024[i]	276,971
	NextEra Energy Capital Holdings, Inc.
55,000	2.300%, 4/1/2019	55,318
	NiSource Finance Corporation
41,000	6.400%, 3/15/2018	44,461
	NRG Energy, Inc.
227,936	6.625%, 3/15/2023	212,621
	Pacific Gas & Electric Company
65,000	5.625%, 11/30/2017	69,192
	PG&E Corporation
57,000	2.400%, 3/1/2019	57,761

Principal Amount	Long-Term Fixed Income (31.0%)	Value
Utilities (0.8%) - continued
	Sempra Energy
$100,000	6.150%, 6/15/2018	$108,361
25,000	2.400%, 3/15/2020	25,089
	Southern California Edison Company
20,000	2.400%, 2/1/2022	20,192
	Xcel Energy, Inc.
65,000	1.200%, 6/1/2017	64,859

	Total	2,596,803

	Total Long-Term Fixed Income (cost $98,367,022)	97,483,839

Shares	Registered Investment Companies (3.4%)	Value
Equity Funds/ETFs (2.2%)
15,400	BlackRock Resources & Commodities Strategy Trust	111,034
6,800	Guggenheim Multi-Asset Income ETF	125,732
31,800	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	307,506
2,470	iShares MSCI EAFE Index Fund	141,111
47,080	Materials Select Sector SPDR Fund[f]	2,109,655
13,850	NFJ Dividend Interest & Premium Strategy Fund	169,801
61,600	SPDR S&P Oil & Gas Exploration & Production ETF[f]	1,869,560
42,110	Utilities Select Sector SPDR Fund[f]	2,089,498

	Total	6,923,897

Fixed Income Funds/ETFs (1.2%)
82,771	Aberdeen Asia-Pacific Income Fund, Inc.	413,855
21,125	Doubleline Income Solutions Fund	355,111
13,042	First Trust High Income Long/Short Fund	190,674
4,797	iShares J.P. Morgan USD Emerging Markets Bond ETF	529,349
79,271	MFS Intermediate Income Trust	365,439
25,714	PIMCO Dynamic Credit Income Fund	448,452
63,832	Templeton Global Income Fund	416,185
5,430	Vanguard Short-Term Corporate Bond ETF	434,563
29,063	Western Asset Emerging Markets Debt Fund, Inc.	421,995
46,185	Western Asset High Income Opportunity Fund, Inc.	216,608

	Total	3,792,231

	Total Registered Investment Companies (cost $11,185,566)	10,716,128

Shares	Preferred Stock (1.7%)	Value
Consumer Staples (0.1%)
12,800	CHS, Inc., 7.100%[l]	354,432

	Total	354,432

Financials (1.6%)
3,174	Agribank FCB, 6.875%[l]	336,444
308	Bank of America Corporation, Convertible, 7.250%[l]	350,504
25,915	Citigroup, Inc., 6.875%[l]	709,034
2,485	Cobank ACB, 6.250%[i,l]	254,091
6,250	Farm Credit Bank of Texas, 6.750%[l]	671,484
13,000	GMAC Capital Trust I, 6.402%[h]	318,630
13,000	Goldman Sachs Group, Inc., 5.500%[l]	325,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
114

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Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Preferred Stock (1.7%)	Value
Financials (1.6%) - continued
17,350	HSBC USA, Inc., 6.500%[l]	$437,914
520	M&T Bank Corporation, 6.375%[l]	558,188
12,800	Morgan Stanley, 7.125%[l]	364,160
8,640	U.S. Bancorp, 6.500%[l]	254,189
320	Wells Fargo & Company, Convertible, 7.500%[l]	385,603

	Total	4,965,241

	Total Preferred Stock (cost $5,052,084)	5,319,673

Shares	Collateral Held for Securities Loaned (3.5%)	Value
11,007,169	Thrivent Cash Management Trust	11,007,169

	Total Collateral Held for Securities Loaned (cost $11,007,169)	11,007,169

Shares or Principal Amount	Short-Term Investments (9.4%)[n]	Value
	Federal Home Loan Mortgage Corporation Discount Notes
100,000	0.419%, 6/17/2016[o]	99,910
	Federal National Mortgage Association Discount Notes
100,000	0.320%, 4/13/2016[o]	99,989
	Thrivent Cash Management Trust
29,247,579	0.290%	29,247,579
	U.S. Treasury Bills
100,000	0.345%, 6/23/2016[p]	99,921

	Total Short-Term Investments (at amortized cost)	29,547,399

	Total Investments (cost $344,035,201) 110.5%	$346,732,888

	Other Assets and Liabilities, Net (10.5%)	(33,003,010)

	Total Net Assets 100.0%	$313,729,878

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	In bankruptcy. Interest is not being accrued.
c	All or a portion of the loan is unfunded.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	Non-income producing security.
f	All or a portion of the security is on loan.
g

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.

h	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2016.
i

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2016, the value of these investments was $19,650,197 or 6.3% of total net assets.

j	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31, 2016.
k	All or a portion of the security is insured or guaranteed.
l	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
m	Defaulted security. Interest is not being accrued.
n	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
p	All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Balanced Income Plus Portfolio as of March 31, 2016 was $2,157,897 or 0.7% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 31, 2016.

Security	Acquisition Date	Cost
Angel Oak Mortgage Trust, 11/25/2045	12/10/2015	$325,694
Bayview Opportunity Master Fund Trust, 7/28/2034	11/12/2014	219,835
Digicel, Ltd., 4/15/2021	8/19/2013	254,616
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	552,727
Sunset Mortgage Loan Company, LLC, 9/16/2045	10/2/2015	161,899
U.S. Residential Opportunity Fund III Trust, 1/27/2035	2/6/2015	230,094
Vericrest Opportunity Loan Transferee, 10/25/2058	1/13/2016	153,146
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	500,422

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus Portfolio as of March 31, 2016:

Securities Lending Transactions

Common Stock	$8,569,365
Taxable Debt Security	2,256,322

Total lending	$10,825,687
Gross amount payable upon return of collateral for securities loaned	$11,007,169

Net amounts due to counterparty	$181,482

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
115

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Schedule of Investments as of March 31, 2016

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$16,723,374
Gross unrealized depreciation	(14,025,687)

Net unrealized appreciation (depreciation)	$2,697,687

Cost for federal income tax purposes	$344,035,201

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
116

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2016, in valuing Balanced Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,687,983	–	2,687,983	–
Capital Goods	1,781,006	–	1,781,006	–
Communications Services	16,953,518	–	14,848,988	2,104,530
Consumer Cyclical	8,382,714	–	7,991,916	390,798
Consumer Non-Cyclical	9,284,456	–	8,887,973	396,483
Energy	2,807,703	–	1,133,834	1,673,869
Financials	2,324,570	–	2,324,570	–
Technology	4,995,365	–	4,867,343	128,022
Transportation	2,320,815	–	2,103,694	217,121
Utilities	1,599,361	–	1,599,361	–
Common Stock
Consumer Discretionary	21,221,401	15,079,847	6,141,554	–
Consumer Staples	9,133,617	4,478,606	4,655,011	–
Energy	9,788,111	7,851,560	1,936,551	–
Financials	40,637,655	30,060,461	10,205,740	371,454
Health Care	15,061,216	11,055,120	4,006,096	–
Industrials	15,057,041	10,439,689	4,617,352	–
Information Technology	19,560,762	17,962,205	1,598,557	–
Materials	3,831,492	1,195,715	2,635,777	–
Telecommunications Services	1,825,136	400,687	1,424,449	–
Utilities	3,404,758	2,585,293	819,465	–
Long-Term Fixed Income
Asset-Backed Securities	3,936,035	–	3,936,035	–
Basic Materials	973,249	–	973,249	–
Capital Goods	3,046,733	–	3,046,733	–
Collateralized Mortgage Obligations	11,736,832	–	11,736,832	–
Communications Services	4,204,335	–	4,204,335	–
Consumer Cyclical	4,487,896	–	4,487,896	–
Consumer Non-Cyclical	5,000,449	–	5,000,449	–
Energy	2,651,985	–	2,651,985	–
Financials^	12,708,745	–	11,057,577	1,651,168
Foreign Government	22,496,562	–	22,496,562	–
Mortgage-Backed Securities	17,660,058	–	17,660,058	–
Technology	2,810,334	–	2,810,334	–
Transportation	936,191	–	936,191	–
U.S. Government and Agencies	2,237,632	–	2,237,632	–
Utilities	2,596,803	–	2,596,803	–
Registered Investment Companies
Equity Funds/ETFs	6,923,897	6,923,897	–	–
Fixed Income Funds/ETFs	3,792,231	3,792,231	–	–
Preferred Stock
Consumer Staples	354,432	354,432	–	–
Financials	4,965,241	3,145,034	1,820,207	–
Short-Term Investments	299,820	–	299,820	–

Subtotal Investments in Securities	$306,478,140	$115,324,777	$184,219,918	$6,933,445

Other Investments*	Total
Short-Term Investments	29,247,579
Collateral Held for Securities Loaned	11,007,169

Subtotal Other Investments	$40,254,748

Total Investments at Value	$346,732,888

*

In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
117

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	16,036	16,036	–	–

Total Asset Derivatives	$16,036	$16,036	$–	$–

Liability Derivatives
Futures Contracts	10,833	10,833	–	–

Total Liability Derivatives	$10,833	$10,833	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2016. Transfers between Levels are identified as of the end of the period.

^	Level 3 security in this section is fair valued at <$1.

The following table presents Balanced Income Plus Portfolio’s futures contracts held as of March 31, 2016. Investments and/or cash totaling $199,900 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	(20)	June 2016	($2,611,342)	($2,607,812)	$3,530
CBOT 2-Yr. U.S. Treasury Note	(64)	June 2016	(13,995,805)	(14,000,000)	(4,195)
CBOT 5-Yr. U.S. Treasury Note	44	June 2016	5,321,730	5,331,219	9,489
CBOT U.S. Long Bond	1	June 2016	165,261	164,437	(824)
CME E-mini S&P 500 Index	3	June 2016	304,708	307,725	3,017
CME Ultra Long Term U.S. Treasury Bond	10	June 2016	1,731,127	1,725,313	(5,814)
Total Futures Contracts					$5,203

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Balanced Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at March 31, 2016	Value March 31, 2016	Income Earned January 1, 2016 - March 31, 2016
Cash Management Trust-Collateral Investment	$9,667,927	$31,032,273	$29,693,031	11,007,169	$11,007,169	$14,282
Cash Management Trust-Short Term Investment	27,808,704	23,453,967	22,015,092	29,247,579	29,247,579	16,840
Total Value and Income Earned	$37,476,631				$40,254,748	$31,122

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
118

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Bank Loans (13.2%)[a]	Value
Basic Materials (0.6%)
	Alpha Natural Resources, Inc., Term Loan
$399,196	3.500%, 5/22/2020[b,c,d]	$122,086
	Fortescue Metals Group, Ltd., Term Loan
1,323,140	4.250%, 6/30/2019[b,c]	1,114,375
	Ineos US Finance, LLC, Term Loan
848,382	3.750%, 12/15/2020	833,536
	NewPage Corporation, Delayed Draw
159,250	11.000%, 7/26/2017	134,566
	NewPage Corporation, Term Loan
159,250	10.136%, 7/26/2017	134,566
791,375	0.000%, 2/11/2021[d]	115,739
	Tronox Pigments BV, Term Loan
807,251	4.500%, 3/19/2020	745,092

	Total	3,199,960

Capital Goods (0.5%)
	Accudyne Industries, LLC, Term Loan
479,384	4.000%, 12/13/2019[b,c]	417,064
	ADS Waste Holdings, Inc., Term Loan
561,833	3.750%, 10/9/2019	556,681
	Berry Plastics Group, Inc., Term Loan
582,000	3.500%, 2/8/2020	579,090
277,821	4.000%, 10/3/2022	277,682
	Rexnord, LLC, Term Loan
420,422	4.000%, 8/21/2020	413,523

	Total	2,244,040

Communications Services (3.9%)
	Altice Financing SA, Term Loan
297,750	5.250%, 2/4/2022	297,997
	Atlantic Broadband Penn, LLC, Term Loan
105,607	3.250%, 11/30/2019	105,179
	Birch Communication Inc., Term Loan
673,750	7.750%, 7/17/2020	582,794
	Block Communications, Inc., Term Loan
816,994	4.000%, 11/7/2021	816,994
	Cengage Learning Acquisitions, Term Loan
605,689	7.000%, 3/31/2020	602,230
	Charter Communications Operating, LLC, Term Loan
58,939	3.000%, 7/1/2020	58,635
	Cincinnati Bell, Inc., Term Loan
671,503	4.000%, 9/10/2020	659,195
	CommScope, Inc., Term Loan
875,600	3.828%, 12/29/2022	873,682
	CSC Holdings, LLC, Term Loan
875,000	5.000%, 10/9/2022	874,860
	Fairpoint Communications, Term Loan
745,790	7.500%, 2/14/2019[b,c]	738,019
	Grande Communications Networks, LLC, Term Loan
778,021	4.500%, 5/29/2020	764,079
	Gray Television, Inc., Term Loan
431,795	3.938%, 6/13/2021	430,176
498,750	4.250%, 6/13/2021	498,750
	Hargray Communications Group, Inc., Term Loan
657,244	5.250%, 6/26/2019	653,136

Principal Amount	Bank Loans (13.2%)[a]	Value
Communications Services (3.9%) - continued
	Integra Telecom Holdings, Inc., Term Loan
$530,450	5.250%, 8/14/2020	$498,889
	Intelsat Jackson Holdings SA, Term Loan
331,029	3.750%, 6/30/2019[b,c]	308,151
	Level 3 Communications, Inc., Term Loan
800,000	4.000%, 1/15/2020	801,752
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
725,000	4.500%, 1/7/2022	690,563
	LTS Buyer, LLC, Term Loan
838,235	4.000%, 4/13/2020	827,757
	McGraw-Hill Global Education Holdings, LLC, Term Loan
832,333	4.912%, 3/22/2019	828,862
	NEP/NCP Holdco, Inc., Term Loan
776,195	4.250%, 1/22/2020	716,040
	NTelos, Inc., Term Loan
567,183	5.750%, 11/9/2019	562,929
	Numericable US, LLC, Term Loan
857,850	4.563%, 7/29/2022	846,595
65,000	4.750%, 2/10/2023	64,411
	SBA Senior Finance II, LLC, Term Loan
466,687	3.250%, 3/24/2021	463,981
89,325	3.250%, 6/10/2022	88,623
	TNS, Inc., Term Loan
389,435	5.000%, 2/14/2020	382,986
	Univision Communications, Inc., Term Loan
882,351	4.000%, 3/1/2020	872,698
	Virgin Media Investment Holdings, Ltd., Term Loan
403,993	3.500%, 6/30/2023	400,308
	WideOpenWest Finance, LLC, Term Loan
586,357	4.500%, 4/1/2019[b,c]	579,344
	WMG Acquisition Corporation, Term Loan
585,000	3.750%, 7/1/2020	575,979
	XO Communications, LLC, Term Loan
637,000	4.250%, 3/20/2021	634,044
	Yankee Cable Acquisition, LLC, Term Loan
546,896	4.250%, 3/1/2020	543,707
	Zayo Group, LLC, Term Loan
668,772	3.750%, 5/6/2021	664,873

	Total	19,308,218

Consumer Cyclical (2.3%)
	Amaya BV, Term Loan
1,325,057	5.000%, 8/1/2021[b,c]	1,214,799
	Burlington Coat Factory Warehouse Corporation, Term Loan
506,237	4.250%, 8/13/2021	506,146
	Ceridian HCM Holding, Inc., Term Loan
286,961	4.500%, 9/15/2020	276,200
	Charter Communications Operating, LLC, Term Loan
583,500	3.000%, 1/3/2021	580,688
	Chrysler Group, LLC, Term Loan
284,719	3.500%, 5/24/2017	284,522

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
119

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Bank Loans (13.2%)[a]	Value
Consumer Cyclical (2.3%) - continued
	Dollar Tree, Inc., Term Loan
$389,925	3.500%, 7/6/2022	$391,095
	FCA US, LLC, Term Loan
158,302	3.250%, 12/31/2018	158,006
	Golden Nugget, Inc., Delayed Draw
62,606	5.500%, 11/21/2019	62,254
	Golden Nugget, Inc., Term Loan
146,081	5.500%, 11/21/2019	145,260
	IMG Worldwide, Inc., Term Loan
762,366	5.250%, 5/6/2021	760,940
	J.C. Penney Corporation, Inc., Term Loan
582,271	6.000%, 5/22/2018	582,854
	Las Vegas Sands, LLC, Term Loan
488,750	3.250%, 12/19/2020	488,276
	Marina District Finance Company, Inc., Term Loan
264,079	6.500%, 8/15/2018	263,530
	MGM Resorts International, Term Loan
1,200,867	3.500%, 12/20/2019	1,197,432
	Michaels Stores, Inc., Term Loan
557,885	4.000%, 1/28/2020	557,785
	Mohegan Tribal Gaming Authority, Term Loan
650,544	5.500%, 6/15/2018	628,185
	Pinnacle Entertainment, Inc., Term Loan
158,900	3.750%, 8/13/2020	158,603
	ROC Finance, LLC, Term Loan
455,332	5.000%, 6/20/2019	437,119
	Scientific Games International, Inc., Term Loan
586,500	6.000%, 10/18/2020	567,075
1,096,225	6.000%, 10/1/2021[b,c]	1,058,372
	Seminole Hard Rock Entertainment, Inc., Term Loan
309,942	3.500%, 5/14/2020	306,067
	Seminole Indian Tribe of Florida, Term Loan
474,000	3.000%, 4/29/2020	472,223

	Total	11,097,431

Consumer Non-Cyclical (2.1%)
	Albertson’s, LLC, Term Loan
686,337	5.500%, 3/21/2019	685,953
598,500	5.500%, 12/21/2022	598,823
	Catalina Marketing Corporation, Term Loan
604,237	4.500%, 4/9/2021	513,602
	CHS/Community Health Systems, Inc., Term Loan
120,329	3.741%, 12/31/2018	119,021
156,067	3.750%, 1/27/2021	153,119
287,159	4.000%, 1/27/2021	282,013
	Endo Luxembourg Finance I Co Sarl, Term Loan
598,500	3.750%, 9/26/2022	588,774
	Hanesbrands, Inc., Term Loan
504,900	3.250%, 4/29/2022	506,950
	JBS USA, LLC, Term Loan
144,638	4.000%, 10/30/2022	143,734
	Libbey Glass, Inc., Term Loan
298,624	3.750%, 4/9/2021	294,892

Principal Amount	Bank Loans (13.2%)[a]	Value
Consumer Non-Cyclical (2.1%) - continued
	LTF Merger Sub, Inc., Term Loan
$749,338	4.250%, 6/10/2022	$739,221
	Mallinckrodt International Finance SA, Term Loan
335,000	0.000%, 3/19/2021[b,c]	326,347
	Ortho-Clinical Diagnostics, Inc., Term Loan
1,002,994	4.750%, 6/30/2021[b,c]	927,769
	Owens-Brockway Glass Container, Inc., Term Loan
898,625	3.500%, 9/1/2022	898,625
	Sterigenics-Nordion Holdings, LLC, Term Loan
427,850	4.250%, 5/16/2022	423,571
	Supervalu, Inc., Term Loan
1,000,422	4.500%, 3/21/2019[b,c]	976,912
	Valeant Pharmaceuticals International, Inc., Term Loan
2,254,472	4.000%, 4/1/2022[b,c]	2,125,787

	Total	10,305,113

Energy (0.6%)
	Arch Coal, Inc., Term Loan
782,541	7.500%, 5/16/2018[d]	276,174
	Aria Energy Operating, LLC, Term Loan
432,655	5.000%, 5/27/2022	380,737
	Energy Solutions, LLC, Term Loan
396,500	6.750%, 5/29/2020[b,c]	364,780
	Exgen Renewables I, LLC, Term Loan
378,464	5.250%, 2/6/2021	377,518
	McJunkin Red Man Corporation, Term Loan
296,973	4.750%, 11/8/2019	283,609
	MEG Energy Corporation, Term Loan
583,583	0.000%, 3/31/2020[b,c]	468,617
	Pacific Drilling SA, Term Loan
583,500	4.500%, 6/3/2018	181,509
	Targa Resources Partners, LP, Term Loan
364,651	5.750%, 2/27/2022	328,186
	Western Refining, Inc., Term Loan
299,235	0.000%, 11/12/2020[b,c]	290,258

	Total	2,951,388

Financials (0.7%)
	Delos Finance Sarl, Term Loan
630,000	3.500%, 3/6/2021	630,630
	DJO Finance, LLC, Term Loan
298,500	4.250%, 6/7/2020	291,536
	Harland Clarke Holdings Corporation, Term Loan
558,750	7.000%, 5/22/2018	548,274
	MoneyGram International, Inc., Term Loan
514,394	4.250%, 3/27/2020	480,315
	MPH Acquisition Holdings, LLC, Term Loan
145,163	3.750%, 3/31/2021	143,639
	TransUnion, LLC, Term Loan
637,000	3.500%, 4/9/2021	630,312

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
120

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Bank Loans (13.2%)[a]	Value
Financials (0.7%) - continued
	WaveDivision Holdings, LLC, Term Loan
$829,856	4.000%, 10/15/2019[b,c]	$821,557

	Total	3,546,263

Technology (1.5%)
	Avago Technologies Cayman Finance, Ltd., Term Loan
1,835,000	4.250%, 2/1/2023[b,c]	1,824,779
	Booz Allen Hamilton, Inc., Term Loan
248,062	3.750%, 7/31/2019	248,682
	First Data Corporation, Term Loan
726,555	3.932%, 3/23/2018	724,557
172,401	0.000%, 3/24/2021[b,c]	171,970
280,000	4.182%, 7/8/2022	278,040
	NXP BV, Term Loan
837,900	3.750%, 12/7/2020	839,207
	ON Semiconductor Corporation, Term Loan
1,450,000	0.000%, 3/31/2023[b,c]	1,450,449
	SS&C European Holdings SARL, Term Loan
354,484	4.007%, 7/8/2022	354,984
51,385	4.018%, 7/8/2022	51,457
	Western Digital Corporation, Term Loan
1,325,000	0.000%, 3/16/2023[b,c]	1,308,027
	Zayo Group, LLC, Term Loan
59,850	4.500%, 5/6/2021	59,985

	Total	7,312,137

Transportation (0.7%)
	American Airlines, Inc., Term Loan
676,188	3.250%, 6/27/2020	672,326
	Delta Airlines, Inc., Term Loan
979,614	3.250%, 8/24/2022	978,389
	OSG Bulk Ships, Inc., Term Loan
629,917	5.250%, 8/5/2019	566,926
	XPO Logistics, Inc., Term Loan
1,007,475	5.500%, 11/1/2021	1,009,994

	Total	3,227,635

Utilities (0.3%)
	Calpine Corporation, Term Loan
509,506	4.000%, 10/31/2020	504,732
685,487	3.500%, 5/27/2022	675,739
	Intergen NV, Term Loan
583,500	5.500%, 6/15/2020	520,774

	Total	1,701,245

	Total Bank Loans (cost $67,945,174)	64,893,430

Principal Amount	Long-Term Fixed Income (44.3%)	Value
Asset-Backed Securities (3.9%)
	Asset Backed Securities Corporation Home Equity Loan Trust
624,649	0.573%, 7/25/2036[e]	536,120
676,637	0.593%, 11/25/2036[e]	602,295
	Bayview Opportunity Master Fund Trust
434,631	3.623%, 4/28/2030[f]	433,834
489,746	3.228%, 7/28/2034*,g	489,042
1,276,451	3.721%, 2/28/2035*	1,275,760

Principal Amount	Long-Term Fixed Income (44.3%)	Value
Asset-Backed Securities (3.9%) - continued
$1,090,105	3.721%, 7/28/2035[f,g]	$1,086,826
	Citi Held For Asset Issuance
1,367,966	4.480%, 8/15/2022*	1,364,248
	Countrywide Asset-Backed Certificates
275,306	5.530%, 4/25/2047	306,578
	GSAA Home Equity Trust
1,449,885	0.703%, 7/25/2037[e]	1,244,978
	J.P. Morgan Mortgage Acquisition Trust
1,434,772	4.124%, 3/25/2047[g]	1,029,949
	J.P. Morgan Mortgage Trust
1,220,986	2.860%, 2/25/2036	1,056,999
	Lehman XS Trust
1,216,953	5.440%, 8/25/2035[g]	1,060,569
	Pretium Mortgage Credit Partners, LLC
775,072	4.125%, 10/27/2030*	770,548
1,153,033	4.375%, 11/27/2030*	1,150,360
	Renaissance Home Equity Loan Trust
342,571	5.746%, 5/25/2036[g]	222,946
625,619	6.011%, 5/25/2036[g]	423,372
905,378	5.797%, 8/25/2036[g]	524,904
	Sunset Mortgage Loan Company, LLC
971,393	4.459%, 9/16/2045*,g	971,777
	U.S. Residential Opportunity Fund III Trust
920,376	3.721%, 1/27/2035*	912,733
	Vericrest Opportunity Loan Transferee
1,436,354	3.375%, 10/25/2058*,g	1,416,437
837,087	3.500%, 6/26/2045[f,g]	823,170
850,995	3.625%, 7/25/2045[f,g]	844,945
476,347	3.500%, 2/25/2055*,g	473,539

	Total	19,021,929

Basic Materials (0.8%)
	Anglo American Capital plc
92,000	1.572%, 4/15/2016[e,f]	91,670
	ArcelorMittal SA
730,000	6.500%, 3/1/2021	719,050
	BHP Billiton Finance USA, Ltd.
400,000	6.250%, 10/19/2075[f]	403,500
	Dow Chemical Company
64,000	8.550%, 5/15/2019	76,129
	First Quantum Minerals, Ltd.
322,000	6.750%, 2/15/2020[f]	220,570
322,000	7.000%, 2/15/2021[f]	215,740
	Glencore Funding, LLC
60,000	1.680%, 4/16/2018[e,f]	54,000
	INEOS Group Holdings SA
400,000	5.875%, 2/1/2019[f]	403,000
	LyondellBasell Industries NV
64,000	5.000%, 4/15/2019	68,375
	Novelis, Inc.
295,000	8.375%, 12/15/2017	300,015
405,000	8.750%, 12/15/2020	408,766
	Sappi Papier Holding GmbH
720,000	6.625%, 4/15/2021[f]	744,602
	Yamana Gold, Inc.
98,000	4.950%, 7/15/2024	82,810

	Total	3,788,227

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
121

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (44.3%)	Value
Capital Goods (2.2%)
	AECOM
$945,000	5.875%, 10/15/2024	$973,350
	Berry Plastics Corporation
425,000	6.000%, 10/15/2022[f]	445,453
	Building Materials Corporation of America
785,000	6.000%, 10/15/2025[f]	830,138
	Cemex SAB de CV
775,000	5.700%, 1/11/2025[f]	718,425
	CNH Industrial Capital, LLC
965,000	4.375%, 11/6/2020	948,113
	Crown Americas Capital Corporation IV
730,000	4.500%, 1/15/2023	744,600
	Crown Cork & Seal Company, Inc.
410,000	7.375%, 12/15/2026	437,675
	General Electric Company
1,067,000	5.000%, 12/29/2049[h]	1,099,010
	Huntington Ingalls Industries, Inc.
935,000	5.000%, 12/15/2021[f]	981,750
	Ingersoll-Rand Luxembourg Finance SA
190,000	2.625%, 5/1/2020	190,729
	L-3 Communications Corporation
123,000	1.500%, 5/28/2017	122,578
	Lockheed Martin Corporation
70,000	2.500%, 11/23/2020	71,698
	Newell Rubbermaid, Inc.
95,000	3.150%, 4/1/2021	97,586
	Owens-Brockway Glass Container, Inc.
980,000	5.000%, 1/15/2022[f]	1,002,128
	Reynolds Group Issuer, Inc.
160,000	5.750%, 10/15/2020	164,200
410,000	6.875%, 2/15/2021	424,350
	Sealed Air Corporation
500,000	4.875%, 12/1/2022[f]	520,000
	Standard Industries, Inc.
185,000	5.500%, 2/15/2023[f]	189,163
	Textron, Inc.
137,000	7.250%, 10/1/2019	156,807
	United Rentals North America, Inc.
780,000	5.500%, 7/15/2025	775,936

	Total	10,893,689

Collateralized Mortgage Obligations (12.7%)
	Adjustable Rate Mortgage Trust
1,072,000	2.860%, 11/25/2035	934,624
	Alternative Loan Trust
878,522	5.500%, 5/25/2035	876,375
966,242	6.000%, 6/25/2036	823,205
	American Home Mortgage Assets Trust
1,557,038	0.623%, 12/25/2046[e]	971,902
1,507,815	0.623%, 6/25/2047[e]	1,011,675
	American Home Mortgage Investment Trust
1,402,682	6.250%, 12/25/2036	593,803
	Angel Oak Mortgage Trust
1,000,901	4.500%, 11/25/2045*,g	1,006,702
	Banc of America Alternative Loan Trust
388,113	0.933%, 4/25/2035[e]	293,673
1,083,509	6.000%, 11/25/2035	945,270

Principal Amount	Long-Term Fixed Income (44.3%)	Value
Collateralized Mortgage Obligations (12.7%) - continued
	Banc of America Funding Corporation
$281,134	3.362%, 5/20/2036	$233,071
	BCAP, LLC Trust
1,158,475	0.613%, 3/25/2037[e]	959,965
	Bear Stearns Adjustable Rate Mortgage Trust
205,321	2.660%, 10/25/2035[e]	196,956
256,849	2.733%, 2/25/2036	195,537
	Bear Stearns ALT-A Trust
1,171,109	5.212%, 7/25/2035	923,998
	Citicorp Mortgage Securities Trust
337,729	6.000%, 5/25/2037	342,616
	Citigroup Mortgage Loan Trust, Inc.
330,289	5.500%, 11/25/2035	313,228
646,509	3.038%, 3/25/2037	504,728
	CitiMortgage Alternative Loan Trust
465,321	5.750%, 4/25/2037	391,503
	Countrywide Alternative Loan Trust
249,975	0.833%, 2/25/2035[e]	229,446
760,161	2.508%, 10/25/2035	669,065
503,849	2.652%, 10/25/2035	441,133
364,052	5.500%, 2/25/2036	340,084
201,674	6.000%, 4/25/2036	175,409
504,944	6.500%, 8/25/2036	368,856
175,667	6.000%, 1/25/2037	167,471
748,268	5.500%, 5/25/2037	632,999
	Countrywide Home Loan Mortgage Pass Through Trust
1,135,745	2.728%, 11/25/2035	956,935
421,686	2.722%, 2/20/2036	365,163
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
82,892	5.500%, 10/25/2021	80,014
288,643	0.633%, 11/25/2035[e]	141,171
601,918	5.500%, 11/25/2035	572,072
798,128	1.121%, 4/25/2047[e]	670,546
1,260,519	0.653%, 8/25/2047[e]	1,016,619
	Federal Home Loan Mortgage Corporation
5,698,654	2.500%, 12/15/2022[i]	340,037
1,869,793	2.500%, 5/15/2027[i]	146,866
2,199,749	2.500%, 2/15/2028[i]	198,093
6,709,664	2.500%, 3/15/2028[i]	621,842
3,506,373	3.000%, 4/15/2028[i]	340,941
2,969,753	3.000%, 2/15/2033[i]	358,646
	Federal National Mortgage Association
2,906,338	2.500%, 2/25/2028[i]	264,082
2,409,093	3.000%, 4/25/2028[i]	238,686
2,766,319	3.500%, 1/25/2033[i]	359,856
	First Horizon Alternative Mortgage Securities Trust
835,064	2.621%, 3/25/2035	722,809
849,620	2.412%, 7/25/2035	765,275
882,802	6.000%, 8/25/2036[e]	700,168
	First Horizon Mortgage Pass-Through Trust
794,791	2.704%, 8/25/2037	626,803
	GMAC Mortgage Corporation Loan Trust
1,351,428	3.289%, 5/25/2035	1,260,933
	Government National Mortgage Association
2,751,701	4.000%, 1/16/2027[i]	280,159

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
122

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (44.3%)	Value
Collateralized Mortgage Obligations (12.7%) - continued
	Greenpoint Mortgage Funding Trust
$655,571	0.633%, 10/25/2045[e]	$505,993
	HarborView Mortgage Loan Trust
1,470,130	2.711%, 7/19/2035	1,274,198
	HomeBanc Mortgage Trust
349,454	2.337%, 4/25/2037	260,970
	IndyMac IMJA Mortgage Loan Trust
767,193	6.250%, 11/25/2037	626,963
	IndyMac INDX Mortgage Loan Trust
1,071,431	3.025%, 10/25/2035	873,459
918,541	1.073%, 7/25/2045[e]	739,015
	J.P. Morgan Alternative Loan Trust
1,009,235	6.500%, 3/25/2036	824,378
	J.P. Morgan Mortgage Trust
194,151	6.500%, 1/25/2035	189,307
818,572	2.862%, 8/25/2035	807,349
1,145,637	2.663%, 10/25/2036	1,023,623
713,638	0.813%, 1/25/2037[e]	423,550
607,922	2.781%, 1/25/2037	534,659
402,103	6.250%, 8/25/2037	305,615
	Lehman Mortgage Trust
461,333	1.183%, 12/25/2035[e]	319,177
	Master Asset Securitization Trust
532,585	0.933%, 6/25/2036[e]	291,638
	MASTR Alternative Loans Trust
198,627	6.500%, 7/25/2034	202,772
429,897	0.883%, 12/25/2035[e]	203,909
	Merrill Lynch Alternative Note Asset Trust
573,861	6.000%, 3/25/2037	503,513
	Morgan Stanley Mortgage Loan Trust
453,618	2.849%, 11/25/2035	326,946
	MortgageIT Trust
875,697	0.693%, 12/25/2035[e]	779,077
	New Century Alternative Mortgage Loan Trust
1,036,729	6.167%, 7/25/2036[g]	607,559
	Oak Hill Advisors Residential Loan Trust
618,671	3.475%, 1/25/2055*,g	615,001
	RALI Trust
933,810	6.000%, 4/25/2036	765,722
324,940	6.000%, 6/25/2037	264,166
1,325,212	0.623%, 7/25/2037[e]	1,033,639
	Residential Accredit Loans, Inc. Trust
1,616,491	3.755%, 9/25/2035	1,319,899
653,181	5.750%, 9/25/2035	579,784
1,006,376	0.613%, 11/25/2036[e]	716,092
767,460	6.000%, 1/25/2037	631,240
1,326,020	5.750%, 4/25/2037	1,052,966
812,549	6.250%, 4/25/2037	685,639
	Residential Asset Securitization Trust
849,192	6.236%, 8/25/2022	745,370
489,925	5.500%, 4/25/2035	488,762
798,298	0.813%, 8/25/2037[e]	221,744
	Residential Funding Mortgage Security I Trust
762,654	5.750%, 2/25/2036	709,689
984,382	6.000%, 7/25/2037	884,654
	Sequoia Mortgage Trust
1,283,638	2.919%, 9/20/2046	1,023,525
	Structured Adjustable Rate Mortgage Loan Trust
229,043	2.824%, 12/25/2034	222,007

Principal Amount	Long-Term Fixed Income (44.3%)	Value
Collateralized Mortgage Obligations (12.7%) - continued
$726,122	2.741%, 7/25/2035	$614,328
364,250	3.007%, 9/25/2035	299,527
587,504	3.389%, 5/25/2036	442,182
	Structured Asset Mortgage Investments, Inc.
1,476,409	0.743%, 12/25/2035[e]	1,040,699
772,814	0.643%, 5/25/2046[e]	534,545
	Suntrust Alternative Loan Trust
830,671	5.750%, 12/25/2035	748,462
	WaMu Mortgage Pass Through Certificates
1,143,275	4.037%, 8/25/2036	983,985
615,751	2.193%, 11/25/2036	529,843
1,220,797	1.975%, 1/25/2037	1,020,200
113,841	2.421%, 8/25/2046	96,216
524,123	1.271%, 9/25/2046[e]	394,502
1,436,096	1.142%, 12/25/2046[e]	1,105,912
565,385	1.905%, 3/25/2047[e]	444,065
	Washington Mutual Mortgage Pass Through Certificates
497,087	1.033%, 6/25/2035[e]	372,280
756,730	6.000%, 11/25/2035	671,291
1,032,932	7.000%, 4/25/2037	570,439
1,565,574	1.101%, 2/25/2047[e]	1,088,478
	Wells Fargo Mortgage Backed Securities Trust
1,263,109	2.815%, 7/25/2036	1,228,945
403,188	6.000%, 7/25/2037	397,307
533,130	6.000%, 11/25/2037	527,821

	Total	62,265,606

Commercial Mortgage-Backed Securities (0.3%)
	Greenwich Capital Commercial Funding Corporation
650,000	5.867%, 12/10/2049	668,347
	Morgan Stanley Capital, Inc.
995,763	5.406%, 3/15/2044	1,026,984

	Total	1,695,331

Communications Services (3.0%)
	AMC Networks, Inc.
1,080,000	5.000%, 4/1/2024	1,084,050
	American Tower Corporation
60,000	2.800%, 6/1/2020	60,305
98,000	3.450%, 9/15/2021	100,209
	AT&T, Inc.
104,000	5.875%, 10/1/2019	117,545
65,000	1.559%, 6/30/2020[e]	64,337
80,000	2.800%, 2/17/2021	82,023
	CC Holdings GS V, LLC
72,000	2.381%, 12/15/2017	72,614
	CCO Holdings, LLC
400,000	6.500%, 4/30/2021	414,204
1,000,000	5.875%, 4/1/2024[f]	1,047,500
	CCO Safari II, LLC
35,000	3.579%, 7/23/2020[f]	35,764
35,000	4.464%, 7/23/2022[f]	36,584
	CenturyLink, Inc.
400,000	6.450%, 6/15/2021	405,248
140,000	7.500%, 4/1/2024[c]	140,350
	Clear Channel Worldwide Holdings, Inc.
1,020,000	6.500%, 11/15/2022	1,014,900

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
123

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Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (44.3%)	Value
Communications Services (3.0%) - continued
	Columbus International, Inc.
$750,000	7.375%, 3/30/2021[f]	$798,750
	Crown Castle International Corporation
800,000	5.250%, 1/15/2023	863,000
	Digicel, Ltd.
760,000	6.000%, 4/15/2021*	680,200
	Frontier Communications Corporation
970,000	8.875%, 9/15/2020[f]	1,007,588
	Hughes Satellite Systems Corporation
513,000	6.500%, 6/15/2019	564,941
	Level 3 Communications, Inc.
475,000	5.375%, 1/15/2024[f]	480,938
	Level 3 Escrow II, Inc.
400,000	5.375%, 8/15/2022	406,204
	McGraw-Hill Global Education Holdings, LLC
875,000	9.750%, 4/1/2021	949,375
	Numericable-SFR
770,000	6.000%, 5/15/2022[f]	750,750
	Quebecor Media, Inc.
635,000	5.750%, 1/15/2023	654,050
	SBA Tower Trust
200,000	3.598%, 4/16/2043[f]	199,819
	Sprint Corporation
760,000	7.625%, 2/15/2025	564,300
	Telefonica Emisiones SAU
126,000	3.192%, 4/27/2018	129,268
	T-Mobile USA, Inc.
770,000	6.125%, 1/15/2022	795,025
	Univision Communications, Inc.
515,000	5.125%, 5/15/2023[f]	512,425
	UPCB Finance V, Ltd.
513,000	7.250%, 11/15/2021[f]	542,497
	Verizon Communications, Inc.
66,000	2.625%, 2/21/2020	67,910
98,000	4.500%, 9/15/2020	108,194

	Total	14,750,867

Consumer Cyclical (2.3%)
	AMC Entertainment, Inc.
400,000	5.875%, 2/15/2022	411,000
	Brookfield Residential Properties, Inc.
570,000	6.500%, 12/15/2020[f]	544,350
	Corrections Corporation of America
535,000	5.000%, 10/15/2022	557,738
	eBay, Inc.
95,000	2.500%, 3/9/2018	96,541
	Ford Motor Credit Company, LLC
130,000	5.000%, 5/15/2018	137,270
95,000	2.597%, 11/4/2019	95,344
	General Motors Financial Company, Inc.
570,000	3.250%, 5/15/2018	579,487
83,000	4.375%, 9/25/2021	85,783
	Hilton Worldwide Finance, LLC
950,000	5.625%, 10/15/2021	984,390
	Home Depot, Inc.
70,000	1.004%, 9/15/2017[e]	70,245
110,000	2.000%, 4/1/2021	111,102
65,000	2.625%, 6/1/2022	67,238

Principal Amount	Long-Term Fixed Income (44.3%)	Value
Consumer Cyclical (2.3%) - continued
	Jaguar Land Rover Automotive plc
$200,000	4.125%, 12/15/2018[f]	$204,750
125,000	4.250%, 11/15/2019[f]	128,281
420,000	5.625%, 2/1/2023[f]	431,550
	L Brands, Inc.
570,000	5.625%, 2/15/2022	620,969
	Lennar Corporation
410,000	12.250%, 6/1/2017	454,075
160,000	4.125%, 12/1/2018	163,200
	Live Nation Entertainment, Inc.
500,000	5.375%, 6/15/2022[f]	508,750
	Macy’s Retail Holdings, Inc.
176,000	7.450%, 7/15/2017	188,477
	MGM Resorts International
775,000	6.000%, 3/15/2023	802,125
	PulteGroup, Inc.
835,000	4.250%, 3/1/2021	847,525
	Ralph Lauren Corporation
70,000	2.625%, 8/18/2020	72,193
	Rite Aid Corporation
905,000	6.125%, 4/1/2023[f]	959,300
	Royal Caribbean Cruises, Ltd.
750,000	5.250%, 11/15/2022	791,250
	Six Flags Entertainment Corporation
510,000	5.250%, 1/15/2021[f]	524,025
	Starbucks Corporation
115,000	2.100%, 2/4/2021	117,062
	Toll Brothers Finance Corporation
124,000	4.000%, 12/31/2018	128,340
	Visa, Inc.
70,000	2.200%, 12/14/2020	71,739
	West Corporation
770,000	5.375%, 7/15/2022[f]	706,321

	Total	11,460,420

Consumer Non-Cyclical (2.8%)
	Amgen, Inc.
60,000	2.125%, 5/1/2020	60,735
	Anheuser-Busch Inbev Finance, Inc.
120,000	1.879%, 2/1/2021[e]	122,122
	B&G Foods, Inc.
310,000	4.625%, 6/1/2021	313,875
	BAT International Finance plc
65,000	1.144%, 6/15/2018[e,f]	64,553
	Becton, Dickinson and Company
45,000	1.450%, 5/15/2017	45,072
	Boston Scientific Corporation
35,000	6.000%, 1/15/2020	39,508
	Bunge Limited Finance Corporation
70,000	3.500%, 11/24/2020	71,034
	Cardinal Health, Inc.
65,000	1.950%, 6/15/2018	65,304
	Celgene Corporation
70,000	3.550%, 8/15/2022	73,393
	Centene Escrow Corporation
1,050,000	5.625%, 2/15/2021[f]	1,094,625
	CHS/Community Health Systems, Inc.
1,000,000	7.125%, 7/15/2020	945,000
	Cott Beverages, Inc.
770,000	5.375%, 7/1/2022	781,550
	CVS Health Corporation
64,000	2.250%, 12/5/2018	65,555
	EMD Finance, LLC
35,000	0.992%, 3/17/2017[e,f]	34,877

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
124

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (44.3%)	Value
Consumer Non-Cyclical (2.8%) - continued
	Envision Healthcare Corporation
$750,000	5.125%, 7/1/2022[f]	$761,250
	Express Scripts Holding Company
90,000	3.900%, 2/15/2022	93,837
	Forest Laboratories, Inc.
97,000	4.375%, 2/1/2019[f]	102,919
	Gilead Sciences, Inc.
70,000	3.250%, 9/1/2022	73,967
	Grifols Worldwide Operations, Ltd.
920,000	5.250%, 4/1/2022	945,300
	HCA, Inc.
575,000	3.750%, 3/15/2019	589,030
430,000	5.250%, 6/15/2026	440,750
	JBS USA, LLC
390,000	5.875%, 7/15/2024[f]	351,975
780,000	5.750%, 6/15/2025[f]	682,500
	Laboratory Corporation of America Holdings
25,000	2.625%, 2/1/2020	25,105
	Land O’Lakes, Inc.
800,000	8.000%, 12/31/2049[f,h]	824,000
	Mead Johnson Nutrition Company
70,000	3.000%, 11/15/2020	71,933
	Medtronic plc
190,000	4.375%, 3/15/2035	205,699
	Mondelez International, Inc.
86,000	2.250%, 2/1/2019	87,804
	Mylan NV
35,000	3.750%, 12/15/2020[f]	35,811
	Pfizer, Inc.
560,000	5.200%, 8/12/2020	641,959
	Pinnacle Foods, Inc.
500,000	5.875%, 1/15/2024[f]	523,350
	Reynolds American, Inc.
35,000	3.250%, 6/12/2020	36,601
	SABMiller plc
48,000	6.500%, 7/15/2018[f]	52,641
	Safeway, Inc.
37,000	3.400%, 12/1/2016	37,000
	Spectrum Brands Escrow Corporation
340,000	6.375%, 11/15/2020	358,020
	Spectrum Brands, Inc.
340,000	5.750%, 7/15/2025	361,250
	Tenet Healthcare Corporation
1,005,000	8.125%, 4/1/2022	1,033,894
	TreeHouse Foods, Inc.
510,000	4.875%, 3/15/2022	521,475
	Tyson Foods, Inc.
98,000	4.500%, 6/15/2022	107,373
	VPII Escrow Corporation
410,000	7.500%, 7/15/2021[f]	341,579
	VRX Escrow Corporation
800,000	6.125%, 4/15/2025[f]	616,000
	Zoetis, Inc.
70,000	3.450%, 11/13/2020	71,914

	Total	13,772,139

Energy (1.7%)
	Anadarko Petroleum Corporation
77,000	8.700%, 3/15/2019	86,036
33,000	4.850%, 3/15/2021	33,350
	Antero Resources Corporation
260,000	5.125%, 12/1/2022	235,950
500,000	5.625%, 6/1/2023	460,000

Principal Amount	Long-Term Fixed Income (44.3%)	Value
Energy (1.7%) - continued
	Buckeye Partners, LP
$98,000	2.650%, 11/15/2018	$97,302
	Chevron Corporation
70,000	1.128%, 11/16/2018[e]	69,612
	Concho Resources, Inc.
435,000	6.500%, 1/15/2022	433,913
570,000	5.500%, 10/1/2022	560,025
	Crestwood Midstream Partners, LP
510,000	6.250%, 4/1/2023[f]	377,400
	Enbridge Energy Partners, LP
810,000	8.050%, 10/1/2037	573,075
	Enterprise Products Operating, LLC
960,000	7.034%, 1/15/2068	973,440
	EQT Corporation
60,000	5.150%, 3/1/2018	59,927
62,000	8.125%, 6/1/2019	66,811
	Exxon Mobil Corporation
140,000	1.708%, 3/1/2019	141,847
	Marathon Petroleum Corporation
70,000	3.400%, 12/15/2020	68,851
	MEG Energy Corporation
160,000	6.500%, 3/15/2021[f]	96,600
410,000	6.375%, 1/30/2023[f]	241,900
	Occidental Petroleum Corporation
175,000	2.600%, 4/15/2022[c]	176,470
	Pacific Drilling V, Ltd.
510,000	7.250%, 12/1/2017[f]	187,425
	Petrobras International Finance Company
200,000	5.750%, 1/20/2020	173,750
	Petroleos Mexicanos
142,000	5.500%, 2/4/2019[f]	148,745
100,000	6.875%, 8/4/2026[f]	108,250
	Pioneer Natural Resources Company
25,000	3.450%, 1/15/2021	24,868
	Regency Energy Partners, LP
730,000	5.000%, 10/1/2022	686,040
	Sabine Pass Liquefaction, LLC
775,000	5.625%, 3/1/2025	739,156
	Schlumberger Holdings Corporation
70,000	3.000%, 12/21/2020[f]	70,968
	Shell International Finance BV
60,000	1.071%, 5/11/2020[e]	58,260
	Sunoco Logistics Partners Operations, LP
70,000	4.400%, 4/1/2021	68,741
	Targa Resources Partners, LP
730,000	6.625%, 10/1/2020[f]	720,875
	Transcontinental Gas Pipe Line Company, LLC
80,000	7.850%, 2/1/2026[f]	91,497
	WPX Energy, Inc.
500,000	7.500%, 8/1/2020	390,000

	Total	8,221,084

Financials (5.7%)
	Abbey National Treasury Services plc
64,000	3.050%, 8/23/2018	65,765
	ACE INA Holdings, Inc.
70,000	2.875%, 11/3/2022	72,234
	Aegon NV
720,000	2.074%, 7/29/2049[e,h]	445,164
	Air Lease Corporation
35,000	2.625%, 9/4/2018	34,779

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
125

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (44.3%)	Value
Financials (5.7%) - continued
	Ally Financial, Inc.
$600,000	3.750%, 11/18/2019	$594,000
350,000	4.125%, 3/30/2020	347,375
	American Express Credit Corporation
70,000	1.682%, 9/14/2020[e]	69,604
	Argos Merger Sub, Inc.
960,000	7.125%, 3/15/2023[f]	1,020,480
	Aviation Capital Group Corporation
96,000	3.875%, 9/27/2016[f]	96,480
	Banco de Brasil SA
490,000	9.000%, 12/31/2049[f,h]	340,060
	Bank of America Corporation
164,000	5.700%, 5/2/2017	170,551
58,000	5.650%, 5/1/2018	62,261
90,000	8.000%, 12/29/2049[h]	88,087
	Barclays Bank plc
100,000	5.140%, 10/14/2020	106,739
	BBVA Banco Continental SA
117,000	2.250%, 7/29/2016[f]	117,058
	Berkshire Hathaway Finance Corporation
215,000	1.700%, 3/15/2019	217,984
	Caisse Centrale Desjardins du Quebec
35,000	1.283%, 1/29/2018[e,f]	34,892
	CIT Group, Inc.
925,000	5.000%, 8/15/2022	935,980
	Citigroup, Inc.
97,000	1.850%, 11/24/2017	97,219
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
525,000	11.000%, 12/29/2049[f,h]	629,947
	Credit Agricole SA
50,000	1.605%, 6/10/2020[e,f]	49,358
380,000	6.625%, 9/29/2049[f,h]	357,109
	Credit Suisse Group AG
400,000	7.500%, 12/11/2049[f,h]	393,400
760,000	6.250%, 12/29/2049[f,h]	697,906
	CyrusOne, LP
570,000	6.375%, 11/15/2022	591,375
	Discover Bank
43,000	8.700%, 11/18/2019	50,086
	Discover Financial Services
90,000	6.450%, 6/12/2017	94,341
	Duke Realty, LP
95,000	4.375%, 6/15/2022	100,048
	Fifth Third Bancorp
575,000	4.900%, 12/29/2049[h]	501,687
	Goldman Sachs Group, Inc.
88,000	2.625%, 1/31/2019	89,740
122,000	7.500%, 2/15/2019	140,527
35,000	1.779%, 4/23/2020[e]	34,783
60,000	2.236%, 11/29/2023[e]	59,821
	Goldman Sachs Group, Inc. Convertible
2,450,000	0.500%, 9/24/2022	2,528,351
	Hartford Financial Services Group, Inc.
106,000	6.000%, 1/15/2019	116,750
	HCP, Inc.
64,000	3.750%, 2/1/2019	66,039
	Health Care REIT, Inc.
110,000	4.700%, 9/15/2017	114,321
	Hospitality Properties Trust
80,000	4.250%, 2/15/2021	81,172

Principal Amount	Long-Term Fixed Income (44.3%)	Value
Financials (5.7%) - continued
	Huntington Bancshares, Inc.
$140,000	3.150%, 3/14/2021	$142,246
	Icahn Enterprises, LP
770,000	6.000%, 8/1/2020	748,825
	ILFC E-Capital Trust II
1,035,000	4.490%, 12/21/2065[e,f]	838,350
	ING Capital Funding Trust III
89,000	4.231%, 12/29/2049[e,h]	86,552
	International Lease Finance Corporation
64,000	2.584%, 6/15/2016[e]	64,060
390,000	5.875%, 8/15/2022	423,150
	Intesa Sanpaolo SPA
41,000	3.875%, 1/16/2018	41,957
100,000	3.875%, 1/15/2019	102,892
	J.P. Morgan Chase & Company
88,000	6.300%, 4/23/2019	99,524
30,000	2.250%, 1/23/2020	30,237
77,000	7.900%, 4/29/2049[h]	77,000
750,000	6.750%, 8/29/2049[h]	823,500
	Liberty Mutual Group, Inc.
525,000	10.750%, 6/15/2058*	769,125
25,000	5.000%, 6/1/2021[f]	27,108
	Lloyds Banking Group plc
800,000	6.413%, 1/29/2049[f,h]	862,000
	Macquarie Bank, Ltd.
80,000	1.802%, 1/15/2019[e,f]	80,152
	Mellon Capital IV
560,000	4.000%, 6/29/2049[e,h]	415,800
	MetLife Capital Trust IV
823,000	7.875%, 12/15/2037[f]	946,450
	Morgan Stanley
35,000	1.761%, 1/27/2020[e]	34,772
64,000	4.875%, 11/1/2022	69,340
	MPT Operating Partnership, LP
510,000	5.500%, 5/1/2024	512,550
	Murray Street Investment Trust I
88,000	4.647%, 3/9/2017	90,473
	National City Corporation
86,000	6.875%, 5/15/2019	96,808
	National Westminster Bank plc
1,140,000	0.938%, 11/29/2049[e,h]	615,950
	New York Life Global Funding
70,000	1.550%, 11/2/2018[f]	70,159
	Nomura Holdings, Inc.
85,000	2.750%, 3/19/2019	86,241
	Prudential Financial, Inc.
775,000	5.625%, 6/15/2043	789,337
	Quicken Loans, Inc.
1,005,000	5.750%, 5/1/2025[f]	974,850
	Realty Income Corporation
78,000	2.000%, 1/31/2018	78,298
	Regions Bank
28,000	7.500%, 5/15/2018	30,855
	Regions Financial Corporation
90,000	3.200%, 2/8/2021	90,749
	Reinsurance Group of America, Inc.
160,000	5.625%, 3/15/2017	165,960
	Royal Bank of Scotland Group plc
82,000	1.569%, 3/31/2017[e]	81,881
230,000	7.648%, 8/29/2049[h]	269,100
680,000	7.500%, 12/29/2049[h]	632,400
	Simon Property Group, LP
70,000	2.500%, 9/1/2020	71,281
120,000	2.500%, 7/15/2021	122,620

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
126

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (44.3%)	Value
Financials (5.7%) - continued
	Societe Generale SA
$124,000	5.750%, 4/20/2016[f]	$124,213
760,000	8.250%, 9/29/2049[h]	765,700
800,000	8.000%, 12/31/2049[f,h]	776,000
	Standard Chartered plc
760,000	6.500%, 12/29/2049[f,h]	664,703
	State Street Corporation
70,000	1.518%, 8/18/2020[e]	69,685
	Sumitomo Mitsui Financial Group, Inc.
215,000	2.316%, 3/9/2021[e]	216,981
	SunTrust Banks, Inc.
95,000	2.900%, 3/3/2021	96,388
	Synchrony Financial
94,000	1.875%, 8/15/2017	93,709
25,000	1.849%, 2/3/2020[e]	24,166
94,000	3.750%, 8/15/2021	96,494
	Synovus Financial Corporation
515,000	5.750%, 12/15/2025	525,300
	Toronto-Dominion Bank
80,000	1.461%, 1/22/2019[e]	80,031
70,000	1.562%, 12/14/2020[e]	70,203
	UnitedHealth Group, Inc.
70,000	3.350%, 7/15/2022	74,467
	USB Realty Corporation
760,000	1.769%, 12/29/2049[e,f,h]	606,100
	Voya Financial, Inc.
129,000	2.900%, 2/15/2018	130,987
	Wells Fargo & Company
35,000	1.298%, 1/30/2020[e]	34,670
380,000	5.875%, 12/31/2049[h]	405,764

	Total	27,931,586

Foreign Government (3.3%)
	Brazil Government International Bond
270,000	5.875%, 1/15/2019	291,600
330,000	4.875%, 1/22/2021	333,300
500,000	2.625%, 1/5/2023	428,750
400,000	5.000%, 1/27/2045	320,000
	Colombia Government International Bond
200,000	2.625%, 3/15/2023	186,000
250,000	4.000%, 2/26/2024	251,250
440,000	5.000%, 6/15/2045	409,200
	Croatia Government International Bond
128,000	6.750%, 11/5/2019[f]	140,434
350,000	6.625%, 7/14/2020[f]	384,475
	Hungary Government International Bond
196,000	4.000%, 3/25/2019	203,350
400,000	5.750%, 11/22/2023	455,600
372,000	5.375%, 3/25/2024	416,614
	Indonesia Government International Bond
300,000	4.875%, 5/5/2021[f]	323,011
290,000	3.375%, 4/15/2023[f]	283,313
270,000	5.875%, 1/15/2024[f]	303,212
210,000	4.125%, 1/15/2025[f]	210,952
200,000	4.750%, 1/8/2026[f]	209,821
675,000	5.125%, 1/15/2045[f]	671,362
	Mexico Government International Bond
250,000	3.625%, 3/15/2022	258,125

Principal Amount	Long-Term Fixed Income (44.3%)	Value
Foreign Government (3.3%) - continued
$454,000	4.000%, 10/2/2023	$475,565
350,000	3.600%, 1/30/2025	357,000
90,000	6.050%, 1/11/2040	105,525
250,000	4.750%, 3/8/2044	249,375
180,000	5.550%, 1/21/2045	199,350
315,000	4.600%, 1/23/2046	307,125
	Panama Government International Bond
200,000	4.000%, 9/22/2024	210,000
270,000	3.750%, 3/16/2025	277,425
90,000	6.700%, 1/26/2036	114,750
	Peru Government International Bond
640,000	4.125%, 8/25/2027	670,400
	Philippines Government International Bond
235,000	7.750%, 1/14/2031	357,315
90,000	6.375%, 10/23/2034	127,067
100,000	5.000%, 1/13/2037	125,636
200,000	3.950%, 1/20/2040	219,445
480,000	3.700%, 3/1/2041	507,486
	Romania Government International Bond
196,000	4.375%, 8/22/2023[f]	208,389
100,000	4.875%, 1/22/2024[f]	110,169
	Russia Government International Bond
180,000	3.500%, 1/16/2019[f]	180,930
850,000	5.000%, 4/29/2020[f]	892,415
500,000	4.875%, 9/16/2023[f]	522,185
254,250	7.500%, 3/31/2030[f]	310,331
270,000	5.625%, 4/4/2042[f]	272,940
	South Africa Government International Bond
245,000	5.500%, 3/9/2020	259,418
210,000	5.875%, 5/30/2022	227,588
50,000	5.375%, 7/24/2044	49,408
	Turkey Government International Bond
270,000	7.500%, 11/7/2019	307,872
700,000	7.000%, 6/5/2020	792,288
385,000	5.125%, 3/25/2022	404,708
180,000	6.250%, 9/26/2022	200,160
90,000	5.750%, 3/22/2024	97,614
400,000	4.250%, 4/14/2026	389,424
210,000	4.875%, 10/9/2026	212,589
100,000	4.875%, 4/16/2043	92,775
	United Mexican States
300,000	4.125%, 1/21/2026	314,550

	Total	16,229,586

Mortgage-Backed Securities (2.3%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
2,000,000	3.000%, 5/1/2030[c]	2,087,031
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
6,500,000	3.500%, 4/1/2046[c]	6,815,098
2,150,000	4.000%, 4/1/2046[c]	2,297,141

	Total	11,199,270

Technology (1.2%)
	Alliance Data Systems Corporation
420,000	5.375%, 8/1/2022[f]	393,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
127

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Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (44.3%)	Value
Technology (1.2%) - continued
	Apple, Inc.
$60,000	0.917%, 5/6/2020[e]	$59,007
	Automatic Data Processing, Inc.
70,000	2.250%, 9/15/2020	72,043
	Cisco Systems, Inc.
90,000	1.236%, 2/21/2018[e]	90,236
65,000	1.135%, 3/1/2019[e]	64,979
	CommScope Technologies Finance, LLC
580,000	6.000%, 6/15/2025[f]	585,438
	Denali Borrower, LLC
760,000	5.625%, 10/15/2020[f]	801,705
	Equinix, Inc.
515,000	5.750%, 1/1/2025	540,750
	Fidelity National Information Services, Inc.
70,000	3.625%, 10/15/2020	72,347
	First Data Corporation
510,000	5.375%, 8/15/2023[f]	522,750
	Freescale Semiconductor, Inc.
570,000	6.000%, 1/15/2022[f]	604,200
	Hewlett Packard Enterprise Company
68,000	3.600%, 10/15/2020[f]	70,709
	IMS Health, Inc.
320,000	6.000%, 11/1/2020[f]	328,800
	Intel Corporation
70,000	3.100%, 7/29/2022	74,006
	Oracle Corporation
60,000	2.500%, 5/15/2022	61,209
	Plantronics, Inc.
800,000	5.500%, 5/31/2023[f]	786,000
	Sensata Technologies BV
725,000	4.875%, 10/15/2023[f]	728,625
	Texas Instruments, Inc.
60,000	1.750%, 5/1/2020	60,338

	Total	5,916,892

Transportation (0.4%)
	American Airlines Pass Through Trust
72,253	4.950%, 1/15/2023	77,305
	Avis Budget Car Rental, LLC
770,000	5.125%, 6/1/2022[f]	729,094
	Delta Air Lines, Inc.
54,158	4.950%, 5/23/2019	57,001
	J.B. Hunt Transport Services, Inc.
70,000	3.300%, 8/15/2022	71,354
	Korea Expressway Corporation
123,000	1.625%, 4/28/2017[f]	123,189
	United Airlines 2015-1 Class A Pass Through Trust
70,000	3.700%, 12/1/2022	70,350
	XPO Logistics, Inc.
705,000	6.500%, 6/15/2022[f]	684,731

	Total	1,813,024

U.S. Government and Agencies (0.5%)
	U.S. Treasury Bonds
600,000	1.625%, 2/15/2026	591,281
	U.S. Treasury Notes
1,110,000	1.875%, 6/30/2020	1,143,950
830,000	2.125%, 6/30/2022	862,260

	Total	2,597,491

Principal Amount	Long-Term Fixed Income (44.3%)	Value
Utilities (1.2%)
	AES Corporation
$390,000	7.375%, 7/1/2021	$436,800
	Ameren Corporation
70,000	2.700%, 11/15/2020	70,983
	Calpine Corporation
560,000	6.000%, 1/15/2022[f]	586,600
730,000	5.375%, 1/15/2023	707,647
	DCP Midstream, LLC
300,000	5.850%, 5/21/2043[f]	154,500
	Dynegy Finance I, Inc.
700,000	7.375%, 11/1/2022	647,500
	Electricite de France SA
905,000	5.250%, 12/29/2049[f,h]	828,075
	Energy Transfer Equity, LP
780,000	5.500%, 6/1/2027	625,950
	Exelon Generation Company, LLC
88,000	5.200%, 10/1/2019	95,835
	MPLX LP
1,010,000	4.875%, 12/1/2024[f]	932,469
	NextEra Energy Capital Holdings, Inc.
95,000	2.300%, 4/1/2019	95,550
	NRG Energy, Inc.
390,000	6.625%, 3/15/2023	363,796
	Xcel Energy, Inc.
60,000	1.200%, 6/1/2017	59,870

	Total	5,605,575

	Total Long-Term Fixed Income (cost $218,149,193)	217,162,716

Shares	Common Stock (27.7%)	Value
Consumer Discretionary (4.0%)
3,600	Aisan Industry Company, Ltd.	28,297
2,990	Amazon.com, Inc.[j]	1,774,984
1,480	Autoliv, Inc.[k]	175,350
2,180	AutoZone, Inc.[j]	1,736,784
600	Bayerische Motoren Werke AG	47,900
6,100	Berkeley Group Holdings plc	281,263
10,990	Best Buy Company, Inc.	356,516
4,500	Betsson ABj	69,729
1,100	Brembo SPA	56,871
3,100	Bridgestone Corporation	115,701
3,800	Bunzl plc	110,225
7,000	Burlington Stores, Inc.[j]	393,680
6,000	Calsonic Kansei Corporation	44,582
5,695	Cedar Fair, LP	338,568
4,000	Cineworld Group plc	30,818
31,414	Comcast Corporation	1,918,767
2,200	Compass Group plc	38,782
200	Continental AG	45,362
3,820	Core-Mark Holding Company, Inc.	311,559
1,100	Daimler AG	84,186
25,400	Debenhams plc	27,406
11,200	Denso Corporation	449,574
15,860	Discovery Communications, Inc.[j]	454,072
15,000	EDION Corporation	113,678
5,500	Eutelsat Communications	177,383
13,280	Ford Motor Company	179,280
4,510	General Motors Company	141,749
13,000	Gunze, Ltd.	36,771
7,700	Hakuhodo Dy Holdings, Inc.	87,178
4,130	Harman International Industries, Inc.	367,735
800	Hennes & Mauritz AB	26,627
15,900	Honda Motor Company, Ltd.	434,724
14,800	Inchcape plc	153,502

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
128

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Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (27.7%)	Value
Consumer Discretionary (4.0%) - continued
2,300	Intertek Group plc	$104,431
6,020	Jarden Corporation[j]	354,879
890	Linamar Corporation	42,823
800	LVMH Moet Hennessy Louis Vuitton SE	136,702
4,200	Marks and Spencer Group plc	24,475
18,772	MDC Partners, Inc.	443,019
27,350	NIKE, Inc.	1,681,205
7,000	NOK Corporation	119,423
2,300	Nokian Renkaat Oyj	81,146
300	Paddy Power plc	41,844
6,000	PanaHome Corporation	44,990
14,900	Persimmon plc	445,229
1,400	ProSiebenSat.1 Media AG	71,869
2,200	RELX NV	38,356
4,056	Restoration Hardware Holdings, Inc.[j]	169,946
600	Rightmove plc	36,232
3,600	Sekisui House, Ltd.	60,738
3,600	SHOWA Corporation	31,405
5,400	Sports Direct International plc[j]	29,291
1,700	Stanley Electric Company, Ltd.	38,422
9,600	Star Entertainment Group, Ltd.	41,751
14,890	Starbucks Corporation	888,933
12,300	Sumitomo Forestry Company, Ltd.	141,196
6,800	Sumitomo Rubber Industries, Ltd.	105,068
1,200	Tamron Company, Ltd.	19,653
6,750	Target Corporation	555,390
12,000	Tatts Group, Ltd.	34,767
2,400	Tokai Rika Company, Ltd.	45,108
12,420	Toll Brothers, Inc.[j]	366,514
4,500	Toyota Motor Corporation	238,659
12,900	UBM plc	111,148
2,300	USS Company, Ltd.	36,701
200	Valora Holding AG	49,940
5,000	Wacoal Holdings Corporation	59,667
11,200	Walt Disney Company	1,112,272
9,700	WH Smith plc	252,676
1,400	Whitbread plc	79,472
9,100	Wolters Kluwer NV	362,704
9,000	WPP plc	209,479
1,700	Yokohama Rubber Company, Ltd.	27,946

	Total	19,345,072

Consumer Staples (1.7%)
2,000	AarhusKarlshamn AB	158,751
11,951	Anheuser-Busch InBev NV ADR	1,489,812
6,900	Axfood AB	127,334
6,500	British American Tobacco plc	380,092
4,500	Britvic plc	45,862
18,780	Coca-Cola Company	871,204
10,100	Coca-Cola HBC AG	214,183
2,200	Henkel AG & Company KGaA	215,726
16,200	Imperial Tobacco Group plc	896,947
1,100	Japan Tobacco, Inc.	45,785
4,300	Jeronimo Martins SGPS SA	70,292
4,500	Kao Corporation	239,949
30,200	Koninklijke Ahold NV	678,333
700	KOSE Corporation	68,052
6,300	Nestle SA	470,111
5,000	Nippon Meat Packers, Inc.	110,055
8,200	Nisshin OilliO Group, Ltd.	33,459
13,990	Philip Morris International, Inc.	1,372,559
2,500	Suedzucker AG	43,991
1,400	Sugi Holdings Company, Ltd.	73,863
9,000	Swedish Match AB	305,083
8,090	WhiteWave Foods Company[j]	328,777

Shares	Common Stock (27.7%)	Value
Consumer Staples (1.7%) - continued
5,000	Woolworths, Ltd.	$84,624

	Total	8,324,844

Energy (1.9%)
188,150	BP plc	941,380
231	Canadian Natural Resources, Ltd.	6,248
8,810	Continental Resources, Inc.[j]	267,472
17,110	EOG Resources, Inc.	1,241,844
21,050	EQT Corporation	1,415,823
47,600	Kinder Morgan, Inc.	850,136
8,974	OMV AG	251,975
16,680	Parsley Energy, Inc.[j]	376,968
6,631	Royal Dutch Shell plc	160,694
78	Royal Dutch Shell plc, Class A	1,883
3,744	Royal Dutch Shell plc, Class B	91,109
54,000	Spectra Energy Corporation	1,652,400
5,118	Statoil ASA	79,935
5,300	Total SA	241,158
692	Vantage Drilling International[j]	76,120
193,990	Weatherford International plc[j]	1,509,242

	Total	9,164,387

Financials (9.2%)
1,300	Acadia Realty Trust	45,669
1,900	AEON Financial Service Company, Ltd.	44,730
2,590	Affiliated Managers Group, Inc.[j]	420,616
1,800	Agree Realty Corporation	69,246
9,309	Alexandria Real Estate Equities, Inc.	846,095
7,600	Allianz SE	1,234,281
900	American Campus Communities, Inc.	42,381
711	American Farmland Company	4,465
3,500	Apartment Investment & Management Company	146,370
200,000	Apollo Investment Corporation	1,110,000
1,500	Apple Hospitality REIT, Inc.	29,715
115,400	Ares Capital Corporation	1,712,536
21,000	Australia & New Zealand Banking Group, Ltd.	376,455
2,800	AvalonBay Communities, Inc.	532,560
34,900	Bank Hapoalim, Ltd.	181,160
27,800	Bank of East Asia, Ltd.	103,909
12,520	Bank of Nova Scotia	611,853
9,107	Bank of Queensland, Ltd.	84,438
75,000	Bank of Yokohama, Ltd.[l]	339,745
21,700	BinckBank NV	161,533
1,100	Bluerock Residential Growth REIT, Inc.	11,968
5,445	Boston Properties, Inc.	691,951
15,415	Brixmor Property Group, Inc.	394,932
8,200	Camden Property Trust	689,538
4,049	Canadian Western Bank	75,290
27,000	CapitaMall Trust	41,843
1,575	Care Capital Properties, Inc.	42,273
50,240	Charles Schwab Corporation	1,407,725
901	Chesapeake Lodging Trust	23,840
9,000	Chiba Bank, Ltd.	44,826
33,800	Citigroup, Inc.	1,411,150
8,600	CNP Assurances	133,925
650	CoreSite Realty Corporation	45,507
4,590	Crown Castle International Corporation	397,035
5,000	CubeSmart	166,500
1,400	CyrusOne, Inc.	63,910
2,100	Daiwa House Industry Company, Ltd.	59,027
3,100	DDR Corporation	55,149

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
129

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Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (27.7%)	Value
Financials (9.2%) - continued
1,400	Derwent London plc	$63,265
41,800	DEXUS Property Group	253,835
2,536	Digital Realty Trust, Inc.	224,411
19,958	Direct Line Insurance Group plc	105,861
1,200	Douglas Emmett, Inc.	36,132
36,280	Duke Realty Corporation	817,751
1,000	DuPont Fabros Technology, Inc.	40,530
1,000	Education Realty Trust, Inc.	41,600
19,890	Encore Capital Group, Inc.[j]	511,969
1,166	EPR Properties	77,679
1,837	Equinix, Inc.	607,514
2,500	Equity Lifestyle Properties, Inc.	181,825
1,000	Equity One, Inc.	28,660
8,650	Equity Residential	649,010
10,000	Erste Group Bank AGj	280,671
1,400	Essex Property Trust, Inc.	327,404
1,900	Extra Space Storage, Inc.	177,574
1,100	Federal Realty Investment Trust	171,655
800	First Industrial Realty Trust, Inc.	18,192
20,600	FlexiGroup, Ltd.[k]	39,074
24,700	Frasers Centrepoint Trust	36,633
61,000	Fukuoka Financial Group, Inc.	198,706
10,567	General Growth Properties, Inc.	314,157
1,200	GEO Group, Inc.	41,604
120,000	Golub Capital BDC, Inc.	2,077,200
7,400	Great Portland Estates plc	77,254
7,975	H&R Real Estate Investment Trust	128,890
3,400	Hamborner REIT AG	36,808
7,700	Hang Seng Bank, Ltd.	136,244
3,600	Hannover Rueckversicherung SE	418,401
6,700	HCP, Inc.	218,286
4,700	Healthcare Trust of America, Inc.	138,274
38,600	Henderson Group plc	142,784
3,300	Highwoods Properties, Inc.	157,773
2,500	Hospitality Properties Trust	66,400
16,411	Host Hotels & Resorts, Inc.	274,064
1,000	Hudson Pacific Properties, Inc.	28,920
7,500	Hufvudstaden AB	118,622
59,000	Hysan Development Company, Ltd.	251,440
2,009	Intact Financial Corporation	140,657
4,450	Intercontinental Exchange, Inc.	1,046,373
87,000	Invesco Mortgage Capital, Inc.	1,059,660
38,800	Investec plc	284,615
1,300	Iron Mountain, Inc.	44,083
1,500	Kilroy Realty Corporation	92,805
10,900	Kimco Realty Corporation	313,702
669	Lamar Advertising Company	41,144
1,900	LaSalle Hotel Properties	48,089
800	Liberty Property Trust	26,768
42,000	Link REIT	249,507
24,990	Live Oak Bancshares, Inc.	374,850
2,950	Macerich Company	233,758
7,300	Macquarie Group, Ltd.	369,482
5,350	Medical Properties Trust, Inc.	69,443
20,770	MetLife, Inc.	912,634
2,000	Mid-America Apartment Communities, Inc.	204,420
127,700	Mizuho Financial Group, Inc.	190,309
600	Muenchener Rueckversicherungs-Gesellschaft AG	121,767
7,100	National Australia Bank, Ltd.	142,560
7,493	National Bank of Canada	245,142
1,300	National Health Investors, Inc.	86,476
4,900	National Retail Properties, Inc.	226,380
131,000	New World Development Company, Ltd.	125,030

Shares	Common Stock (27.7%)	Value
Financials (9.2%) - continued
2,200	NorthStar Realty Finance Corporation	$28,864
10,500	Old Mutual plc	29,002
2,550	Omega Healthcare Investors, Inc.	90,015
1,400	Outfront Media, Inc.	29,540
10,814	PacWest Bancorp	401,740
3,000	Parkway Properties, Inc.	46,980
1,000	Pebblebrook Hotel Trust	29,070
5,800	Physicians Realty Trust	107,764
10,200	Poundland Group plc	22,829
2,276	Power Corporation of Canada	52,504
16,483	Prologis, Inc.	728,219
3,282	Public Storage, Inc.	905,274
823	QTS Realty Trust, Inc.	38,994
6,380	Raymond James Financial, Inc.	303,752
1,700	Realty Income Corporation	106,267
2,200	Regency Centers Corporation	164,670
1,200	Retail Opportunity Investments Corporation	24,144
4,894	RLJ Lodging Trust	111,975
900	Sampo Oyj	42,628
4,900	Schroders plc	188,378
7,760	Simon Property Group, Inc.	1,611,674
1,100	SL Green Realty Corporation	106,568
93,000	Solar Capital, Ltd.	1,607,040
1,453	Sovran Self Storage, Inc.	171,381
13,200	Spirit Realty Captial, Inc.	148,500
132,400	Stockland	433,159
3,206	Store Capital Corporation	82,971
40,000	Sumitomo Mitsui Trust Holdings, Inc.	117,099
3,700	Summit Hotel Properties, Inc.	44,289
650	Sun Communities, Inc.	46,547
2,855	Sunstone Hotel Investors, Inc.	39,970
4,100	Swiss Re AG	378,593
38,140	Synchrony Financial[j]	1,093,092
20,500	T&D Holdings, Inc.	191,491
1,200	Talanx AG	40,895
2,564	Tanger Factory Outlet Centers, Inc.	93,304
700	Taubman Centers, Inc.	49,861
800	Tokio Marine Holdings, Inc.	27,030
2,404	Toronto-Dominion Bank	103,768
232,750	Two Harbors Investment Corporation	1,848,035
5,900	UDR, Inc.	227,327
23,500	United Overseas Bank, Ltd.	328,718
2,900	Urban Edge Properties	74,936
5,300	Ventas, Inc.	333,688
4,159	VEREIT, Inc.	36,890
6,370	Vornado Realty Trust	601,519
2,000	Weingarten Realty Investors	75,040
7,133	Welltower, Inc.	494,602
45,100	Wing Tai Holdings, Ltd.	58,831
1,300	WP Carey, Inc.	80,912
12,380	XL Group plc	455,584
16,320	Zions Bancorporation	395,107

	Total	44,871,902

Health Care (2.8%)
37,960	Abbott Laboratories	1,587,867
500	Actelion, Ltd.	74,620
11,640	Akorn, Inc.[j]	273,889
3,640	Allergan plc[j]	975,629
5,400	Amgen, Inc.	809,622
3,900	Astellas Pharmaceutical, Inc.	51,829
200	Bayer AG	23,436
900	CSL, Ltd.	69,940
5,600	Essilor International SA	690,010

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
130

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Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (27.7%)	Value
Health Care (2.8%) - continued
400	Gerresheimer AG	$31,296
6,000	Hikma Pharmaceuticals plc	170,378
10,470	Hologic, Inc.[j]	361,215
2,931	ICON plc[j]	220,118
900	Lonza Group AG	152,137
24,080	Medtronic plc	1,806,000
29,960	Merck & Company, Inc.	1,585,184
2,400	Merck KGaA	199,642
19,190	Mylan NV	889,457
11,500	Novartis AG	832,047
7,900	Novo Nordisk AS	427,813
22,958	Pfizer, Inc.	680,475
1,000	Roche Holding AG-Genusschein	245,540
8,600	Sanofi	691,406
2,980	Teleflex, Inc.	467,890
2,960	Waters Corporation[j]	390,483

	Total	13,707,923

Industrials (2.8%)
2,300	Adecco SA	149,618
3,200	Aida Engineering, Ltd.	27,801
41,000	Air New Zealand, Ltd.	81,060
1,900	Airbus Group NV	125,889
3,800	Amada Holdings Company, Ltd.	37,026
1,100	Andritz AG	60,263
19,000	Asahi Glass Company, Ltd.	103,965
1,200	Atlas Copco Aktiebolag	30,117
3,100	Babcock International Group plc	42,214
9,500	Central Glass Company, Ltd.	51,543
2,200	Compagnie de Saint-Gobain	96,633
1,300	Croda International plc	56,605
5,000	Dai Nippon Printing Company, Ltd.	44,371
4,982	Dart Group plc	47,512
3,300	Deutsche Post AG	91,588
1,100	DSV AS	45,754
7,720	EMCOR Group, Inc.	375,192
3,630	Equifax, Inc.	414,873
1,600	FANUC Corporation	247,790
5,300	Ferrovial SA	113,743
100	Flughafen Zuerich AG	89,460
10,000	Fuji Electric Company, Ltd.	34,576
3,439	Galliford Try plc	70,757
100	Georg Fischer AG	80,756
6,000	Hankyu Hanshin Holdings, Inc.	38,263
9,380	HNI Corporation	367,415
700	Hochtief AG	85,481
12,850	Honeywell International, Inc.	1,439,842
600	Hoshizaki Electric Company, Ltd.	50,046
16,516	Illinois Tool Works, Inc.	1,691,899
2,300	Inaba Denki Sangyo Company, Ltd.	72,352
21,790	Ingersoll-Rand plc	1,351,198
6,500	Intrum Justitia AB	229,061
30,900	ITOCHU Corporation	379,725
33,000	Jacobs Engineering Group, Inc.[j]	1,437,150
600	Jungheinrich AG	54,664
2,000	Keisei Electric Railway Company, Ltd.	28,137
10,800	KITZ Corporation	46,705
9,100	KONE Oyj[k]	437,991
2,300	Koninklijke Boskalis Westminster NV	90,144
500	Kuehne & Nagel International AG	71,058
20,000	Macquarie Infrastructure Corporation	1,348,800
14,630	Masco Corporation	460,113
3,280	Middleby Corporation[j]	350,206
4,200	MIRAIT Holdings Corporation	33,412
5,000	Mitsuboshi Belting, Ltd.	40,233
7,500	MTR Corporation, Ltd.	37,171

Shares	Common Stock (27.7%)	Value
Industrials (2.8%) - continued
4,600	Nikkon Holdings Company, Ltd.	$83,254
8,000	Nippon Express Company, Ltd.	36,372
7,500	Nitto Kogyo Corporation	119,467
500	Randstad Holding NV	27,656
500	Rieter Holding AG	107,950
1,510	Saft Groupe SA	45,594
7,100	Sanwa Holdings Corporation	52,819
200	Schindler Holding AG	36,846
16,400	SIG plc	34,338
8,000	Toppan Printing Company, Ltd.	67,074
1,100	Travis Perkins plc	28,815
600	Vestas Wind Systems AS	42,276
4,010	WABCO Holdings, Inc.[j]	428,749
1,759	WSP Global, Inc.	52,144
1,400	Yuasa Trading Company, Ltd.	32,889

	Total	13,856,415

Information Technology (3.6%)
1,570	Alphabet, Inc., Class Aj	1,197,753
1,294	Alphabet, Inc., Class Cj	963,965
800	Amadeus IT Holding SA	34,211
13,440	Apple, Inc.	1,464,826
880	AtoS	71,473
6,550	Autodesk, Inc.[j]	381,931
4,300	Canon, Inc.	128,239
5,990	Check Point Software Technologies, Ltd.[j,k]	523,945
31,620	Cisco Systems, Inc.	900,222
52,571	EMC Corporation	1,401,017
11,550	Facebook, Inc.[j]	1,317,855
22,830	Finisar Corporation[j]	416,419
13,200	FUJIFILM Holdings NPV	521,761
3,000	Hitachi Kokusai Electric, Inc.	36,015
2,400	Hoya Corporation	91,226
2,700	IT Holdings Corporation	63,862
2,200	ITOCHU Techno-Solutions Corporation	41,511
13,480	Juniper Networks, Inc.	343,875
1,100	Kyocera Corporation	48,434
9,150	MasterCard, Inc.	864,675
28,940	Microsoft Corporation	1,598,356
4,300	NEC Networks & System Integration Corporation	66,766
2,400	NS Solutions Corporation	47,076
7,490	Plantronics, Inc.	293,533
19,100	Progress Software Corporation[j]	460,692
13,270	QLIK Technologies, Inc.[j]	383,768
7,010	Salesforce.com, Inc.[j]	517,548
2,300	SAP SE	185,078
9,500	Shinko Electric Industries Company, Ltd.	53,403
500	TDK Corporation	27,743
100	U-Blox AGj	19,205
1,810	Ultimate Software Group, Inc.[j]	350,235
700	United Internet AG	35,072
23,240	Visa, Inc.	1,777,395
24,490	Xilinx, Inc.	1,161,561

	Total	17,790,646

Materials (0.7%)
400	Air Liquide SA	44,876
1,270	Ashland, Inc.	139,649
500	Aurubis AG	24,845
34,200	BHP Billiton, Ltd.	441,925
9,800	BillerudKorsnas AB	159,979
11,000	Boral, Ltd.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
131

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (27.7%)	Value
Materials (0.7%) - continued
2,800	Buzzi Unicem SPA	$48,268
247	CCL Industries, Inc.	46,880
3,140	Crown Holdings, Inc.[j]	155,713
16,400	Daicel Corporation	223,555
3,939	Domtar Corporation	159,530
900	Evonik Industries AG	26,917
2,460	FMC Corporation	99,310
100	Givaudan SA	195,980
3,300	Hexpol AB	36,613
1,600	Holmen AB	52,335
2,100	JFE Holdings, Inc.	28,203
500	LafargeHolcim, Ltd.	23,480
200	Linde AG	29,060
5,200	Mitsubishi Chemical Holdings Corporation	27,150
1,000	Nippon Shokubai Company, Ltd.	50,939
3,400	Nippon Steel & Sumitomo Metal Corporation	65,184
17,909	Norsk Hydro ASA	73,579
3,200	Novozymes AS	143,701
6,000	Oji Holdings Corporation	24,099
2,860	Packaging Corporation of America	172,744
1,710	PPG Industries, Inc.	190,648
1,000	Rio Tinto, Ltd.	32,561
7,980	Steel Dynamics, Inc.	179,630
7,000	Sumitomo Seika Chemicals Company, Ltd.	34,574
6,000	Tosoh Corporation	25,197
1,200	Umicore	59,568
6,900	UPM-Kymmene Oyj	124,749
8,610	Yara International ASA	323,217

	Total	3,516,689

Telecommunications Services (0.3%)
3,860	BCE, Inc.	175,918
9,000	Elisa Oyj[j,k]	349,482
8,800	Freenet AG	262,830
121,200	KCOM Group plc	187,128
8,500	Orange SA	148,435
3,100	Proximus SA	105,786
14,100	Telefonica Deutschland Holding AG	76,222
15,250	Zayo Group Holdings, Inc.[j]	369,660

	Total	1,675,461

Utilities (0.7%)
38,000	Brookfield Infrastructure Partners, LP	1,600,940
9,000	CLP Holdings, Ltd.	81,463
65,400	Electricidade de Portugal SA	232,199
22,549	MDU Resources Group, Inc.	438,804
7,916	NorthWestern Corporation	488,813
35,000	Redes Energeticas Nacionais SGPS SA	114,591
1,100	Severn Trent plc	34,266
6,000	Toho Gas Company, Ltd.	42,587
14,800	United Utilities Group plc	195,908
1,700	Veolia Environnement SA	40,917

	Total	3,270,488

	Total Common Stock (cost $137,426,512)	135,523,827

Shares	Registered Investment Companies (5.3%)	Value
Equity Funds/ETFs (2.8%)
256,500	Alerian MLP ETF	2,795,850

Shares	Registered Investment Companies (5.3%)	Value
Equity Funds/ETFs (2.8%) - continued
114,000	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	$1,102,380
3,750	iShares MSCI EAFE Index Fund	214,238
27,000	iShares S&P U.S. Preferred Stock Index Fund	1,053,810
42,620	Materials Select Sector SPDR Fund	1,909,802
98,600	SPDR S&P Oil & Gas Exploration & Production ETF	2,992,510
38,120	Utilities Select Sector SPDR Fund	1,891,514
25,000	Vanguard High Dividend Yield ETF	1,726,000

	Total	13,686,104

Fixed Income Funds/ETFs (2.5%)
9,100	iShares Intermediate Credit Bond ETF	998,270
3,017	iShares J.P. Morgan USD Emerging Markets Bond ETF	332,926
134,090	Vanguard Short-Term Corporate Bond ETF	10,731,223

	Total	12,062,419

	Total Registered Investment Companies (cost $27,604,736)	25,748,523

Shares	Preferred Stock (3.2%)	Value
Consumer Staples (0.2%)
31,200	CHS, Inc., 7.100%[h]	863,928

	Total	863,928

Financials (2.9%)
6,475	Agribank FCB, 6.875%[h]	686,350
39,710	Annaly Capital Management, Inc., 7.500%[h]	966,541
800	Bank of America Corporation, Convertible, 7.250%[h]	910,400
37,225	Citigroup, Inc., 6.875%[h]	1,018,476
26,020	Citigroup, Inc., 6.988%[e]	684,066
8,650	Cobank ACB, 6.250%[f,h]	884,463
16,000	Countrywide Capital V, 7.000%	412,000
4,000	Farm Credit Bank of Texas, 6.750%[h]	429,750
41,050	GMAC Capital Trust I, 6.402%[e]	1,006,135
48,800	Goldman Sachs Group, Inc., 5.500%[h]	1,220,000
43,500	HSBC USA, Inc., 6.500%[h]	1,097,940
30,420	Morgan Stanley, 6.875%[h]	825,599
22,200	Morgan Stanley, 7.125%[h]	631,590
15,500	PNC Financial Services Group, Inc., 6.125%[h]	451,360
34,000	RBS Capital Funding Trust V, 5.900%[h]	820,420
28,000	U.S. Bancorp, 6.500%[h]	823,760
16,000	Wells Fargo & Company, 5.850%[h]	421,760
1,012	Wells Fargo & Company, Convertible, 7.500%[h]	1,219,470

	Total	14,510,080

Materials (0.1%)
19,000	CHS, Inc., 6.750%[h]	504,830

	Total	504,830

	Total Preferred Stock (cost $15,575,201)	15,878,838

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
132

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Collateral Held for Securities Loaned (0.3%)	Value
1,475,375	Thrivent Cash Management Trust	$1,475,375

	Total Collateral Held for Securities Loaned (cost $1,475,375)	1,475,375

Shares or Principal Amount	Short-Term Investments (9.6%)[m]	Value
	Federal Agricultural Mortgage Corporation Discount Notes
300,000	0.370%, 4/4/2016[n]	299,991
	Federal National Mortgage Association Discount Notes
1,000,000	0.310%, 5/11/2016[n]	999,655
	Thrivent Cash Management Trust
45,807,222	0.290%	45,807,222

	Total Short-Term Investments (at amortized cost)	47,106,868

	Total Investments (cost $515,283,059) 103.6%	$507,789,577

	Other Assets and Liabilities, Net (3.6%)	(17,670,578)

	Total Net Assets 100.0%	$490,118,999

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	In bankruptcy. Interest is not being accrued.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2016.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2016, the value of these investments was $51,434,408 or 10.5% of total net assets.

g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31, 2016.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

j	Non-income producing security.
k	All or a portion of the security is on loan.
l

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.

m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Diversified Income Plus Portfolio as of March 31, 2016 was $11,895,472 or 2.4% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 31, 2016.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
133

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Security	Acquisition Date	Cost
Angel Oak Mortgage Trust, 11/25/2045	12/10/2015	$998,795
Bayview Opportunity Master Fund Trust, 2/28/2035	2/27/2015	1,274,968
Bayview Opportunity Master Fund Trust, 7/28/2034	3/19/2015	488,522
Citi Held For Asset Issuance, 8/15/2022	2/26/2016	1,364,599
Digicel, Ltd., 4/15/2021	6/9/2014	778,558
Liberty Mutual Group, Inc., 6/15/2058	1/12/2009	539,206
Oak Hill Advisors Residential Loan Trust, 1/25/2055	3/5/2015	618,672
Pretium Mortgage Credit Partners, LLC, 10/27/2030	10/6/2015	774,394
Pretium Mortgage Credit Partners, LLC, 11/27/2030	11/6/2015	1,151,941
Sunset Mortgage Loan Company, LLC, 9/16/2045	10/2/2015	971,393
U.S. Residential Opportunity Fund III Trust, 1/27/2035	2/6/2015	920,376
Vericrest Opportunity Loan Transferee, 10/25/2058	2/6/2015	1,428,901
Vericrest Opportunity Loan Transferee, 2/25/2055	2/25/2015	475,844

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus Portfolio as of March 31, 2016:

Securities Lending Transactions

Common Stock	$1,421,003

Total lending	$1,421,003
Gross amount payable upon return of collateral for securities loaned	$1,475,375

Net amounts due to counterparty	$54,372

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$14,627,796
Gross unrealized depreciation	(22,121,278)

Net unrealized appreciation (depreciation)	$(7,493,482)

Cost for federal income tax purposes	$515,283,059

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
134

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2016, in valuing Diversified Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,199,960	–	3,199,960	–
Capital Goods	2,244,040	–	2,244,040	–
Communications Services	19,308,218	–	17,345,501	1,962,717
Consumer Cyclical	11,097,431	–	10,660,312	437,119
Consumer Non-Cyclical	10,305,113	–	9,881,542	423,571
Energy	2,951,388	–	1,209,909	1,741,479
Financials	3,546,263	–	3,546,263	–
Technology	7,312,137	–	7,140,167	171,970
Transportation	3,227,635	–	2,660,709	566,926
Utilities	1,701,245	–	1,701,245	–
Long-Term Fixed Income
Asset-Backed Securities	19,021,929	–	19,021,929	–
Basic Materials	3,788,227	–	3,788,227	–
Capital Goods	10,893,689	–	10,893,689	–
Collateralized Mortgage Obligations	62,265,606	–	62,265,606	–
Commercial Mortgage-Backed Securities	1,695,331	–	1,695,331	–
Communications Services	14,750,867	–	14,750,867	–
Consumer Cyclical	11,460,420	–	11,460,420	–
Consumer Non-Cyclical	13,772,139	–	13,772,139	–
Energy	8,221,084	–	8,221,084	–
Financials	27,931,586	–	25,403,235	2,528,351
Foreign Government	16,229,586	–	16,229,586	–
Mortgage-Backed Securities	11,199,270	–	11,199,270	–
Technology	5,916,892	–	5,916,892	–
Transportation	1,813,024	–	1,813,024	–
U.S. Government and Agencies	2,597,491	–	2,597,491	–
Utilities	5,605,575	–	5,605,575	–
Common Stock
Consumer Discretionary	19,345,072	13,721,202	5,623,870	–
Consumer Staples	8,324,844	4,062,352	4,262,492	–
Energy	9,164,387	7,390,005	1,774,382	–
Financials	44,871,902	35,206,405	9,325,752	339,745
Health Care	13,707,923	10,047,829	3,660,094	–
Industrials	13,856,415	9,665,437	4,190,978	–
Information Technology	17,790,646	16,319,571	1,471,075	–
Materials	3,516,689	1,097,224	2,419,465	–
Telecommunications Services	1,675,461	369,660	1,305,801	–
Utilities	3,270,488	2,528,557	741,931	–
Registered Investment Companies
Fixed Income Funds/ETFs	12,062,419	12,062,419	–	–
Equity Funds/ETFs	13,686,104	13,686,104	–	–
Preferred Stock
Consumer Staples	863,928	863,928	–	–
Financials	14,510,080	12,509,517	2,000,563	–
Materials	504,830	504,830	–	–
Short-Term Investments	1,299,646	–	1,299,646	–

Subtotal Investments in Securities	$460,506,980	$140,035,040	$312,300,062	$8,171,878

Other Investments*	Total
Short-Term Investments	45,807,222
Collateral Held for Securities Loaned	1,475,375

Subtotal Other Investments	$47,282,597

Total Investments at Value	$507,789,577

*

In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
135

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	257,154	257,154	–	–

Total Asset Derivatives	$257,154	$257,154	$–	$–

Liability Derivatives
Futures Contracts	323,256	323,256	–	–

Total Liability Derivatives	$323,256	$323,256	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2016. Transfers between Levels are identified as of the end of the period.

The following table presents Diversified Income Plus Portfolio’s futures contracts held as of March 31, 2016. Investments and/or cash totaling $1,299,646 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	(57)	June 2016	($7,442,325)	($7,432,266)	$10,059
CBOT 2-Yr. U.S. Treasury Note	(26)	June 2016	(5,685,796)	(5,687,500)	(1,704)
CBOT 5-Yr. U.S. Treasury Note	275	June 2016	33,260,813	33,320,117	59,304
CBOT U.S. Long Bond	3	June 2016	495,783	493,312	(2,471)
CME E-mini S&P 500 Index	53	June 2016	5,248,684	5,436,475	187,791
CME S&P 500 Index	(30)	June 2016	(15,067,751)	(15,386,251)	(318,500)
CME Ultra Long Term U.S. Treasury Bond	1	June 2016	173,113	172,532	(581)
Total Futures Contracts					($66,102)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Diversified Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at March 31, 2016	Value March 31, 2016	Income Earned January 1, 2016 - March 31, 2016
Cash Management Trust-Collateral Investment	$341,050	$3,751,005	$2,616,680	1,475,375	$1,475,375	$3,531
Cash Management Trust-Short Term Investment	40,972,462	70,428,679	65,593,919	45,807,222	45,807,222	27,154
Total Value and Income Earned	$41,313,512				$47,282,597	$30,685

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
136

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Bank Loans (26.0%)[a]	Value
Basic Materials (1.3%)
	Alpha Natural Resources, Inc., Term Loan
$432,608	3.500%, 5/22/2020[b]	$132,304
	Fortescue Metals Group, Ltd., Term Loan
622,531	4.250%, 6/30/2019[c,d]	524,308
	Ineos US Finance, LLC, Term Loan
246,832	3.750%, 12/15/2020	242,512
	NewPage Corporation, Delayed Draw
68,600	11.000%, 7/26/2017	57,967
	NewPage Corporation, Term Loan
68,600	10.136%, 7/26/2017	57,967
340,900	0.000%, 2/11/2021[b]	49,857
	Tronox Pigments BV, Term Loan
371,705	4.500%, 3/19/2020	343,084

	Total	1,407,999

Capital Goods (1.2%)
	Accudyne Industries, LLC, Term Loan
221,712	4.000%, 12/13/2019[c,d]	192,890
	ADS Waste Holdings, Inc., Term Loan
239,979	3.750%, 10/9/2019	237,778
	Berry Plastics Group, Inc., Term Loan
616,500	4.000%, 10/3/2022	616,192
	Rexnord, LLC, Term Loan
198,192	4.000%, 8/21/2020	194,939

	Total	1,241,799

Communications Services (8.5%)
	Altice Financing SA, Term Loan
70,716	5.250%, 2/4/2022	70,774
	Atlantic Broadband Penn, LLC, Term Loan
76,805	3.250%, 11/30/2019	76,493
	Birch Communication Inc., Term Loan
649,687	7.750%, 7/17/2020	561,980
	Block Communications, Inc., Term Loan
398,990	4.000%, 11/7/2021	398,990
	CCO Safari III, LLC, Term Loan
220,000	3.500%, 1/24/2023	220,062
	Cengage Learning Acquisitions, Term Loan
697,023	7.000%, 3/31/2020	693,043
	Charter Communications Operating, LLC, Term Loan
245,581	3.000%, 7/1/2020	244,314
	Cincinnati Bell, Inc., Term Loan
251,291	4.000%, 9/10/2020	246,685
	CSC Holdings, LLC, Term Loan
475,000	5.000%, 10/9/2022	474,924
	Fairpoint Communications, Term Loan
353,697	7.500%, 2/14/2019[c,d]	350,012
	Grande Communications Networks, LLC, Term Loan
247,994	4.500%, 5/29/2020	243,550
	Hargray Communications Group, Inc., Term Loan
217,147	5.250%, 6/26/2019	215,790
	Integra Telecom Holdings, Inc., Term Loan
242,697	5.250%, 8/14/2020	228,256

Principal Amount	Bank Loans (26.0%)[a]	Value
Communications Services (8.5%) - continued
	Intelsat Jackson Holdings SA, Term Loan
$160,000	3.750%, 6/30/2019	$148,942
	Level 3 Communications, Inc., Term Loan
280,000	4.000%, 8/1/2019	280,291
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
475,000	4.500%, 1/7/2022	452,437
	LTS Buyer, LLC, Term Loan
272,300	4.000%, 4/13/2020	268,896
	McGraw-Hill Global Education Holdings, LLC, Term Loan
391,462	4.912%, 3/22/2019	389,830
	NTelos, Inc., Term Loan
58,634	5.750%, 11/9/2019	58,195
	Numericable US, LLC, Term Loan
265,000	4.750%, 2/10/2023	262,599
	SBA Senior Finance II, LLC, Term Loan
736,875	3.250%, 3/24/2021	732,601
218,350	3.250%, 6/10/2022	216,634
	TNS, Inc., Term Loan
58,415	5.000%, 2/14/2020	57,448
	Univision Communications, Inc., Term Loan
247,871	4.000%, 3/1/2020	245,159
	Virgin Media Investment Holdings, Ltd., Term Loan
171,697	3.500%, 6/30/2023	170,131
	WideOpenWest Finance, LLC, Term Loan
248,021	4.500%, 4/1/2019	245,055
	WMG Acquisition Corporation, Term Loan
184,527	0.000%, 7/1/2020[c,d]	181,681
	XO Communications, LLC, Term Loan
686,000	4.250%, 3/20/2021	682,817
	Yankee Cable Acquisition, LLC, Term Loan
236,833	4.250%, 3/1/2020	235,452
	Zayo Group, LLC, Term Loan
247,992	3.750%, 5/6/2021	246,546

	Total	8,899,587

Consumer Cyclical (3.7%)
	Amaya BV, Term Loan
628,929	5.000%, 8/1/2021[c,d]	576,596
	Burlington Coat Factory Warehouse Corporation, Term Loan
249,141	4.250%, 8/13/2021	249,096
	Ceridian HCM Holding, Inc., Term Loan
133,915	4.500%, 9/15/2020	128,893
	FCA US, LLC, Term Loan
85,259	3.250%, 12/31/2018	85,100
	Golden Nugget, Inc., Delayed Draw
68,171	5.500%, 11/21/2019	67,788
	Golden Nugget, Inc., Term Loan
159,066	5.500%, 11/21/2019	158,172
	IMG Worldwide, Inc., Term Loan
417,406	5.250%, 5/6/2021	416,626
	J.C. Penney Corporation, Inc., Term Loan
247,465	6.000%, 5/22/2018	247,713

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
137

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Bank Loans (26.0%)[a]	Value
Consumer Cyclical (3.7%) - continued
	KAR Auction Services, Inc., Term Loan
$380,000	4.250%, 3/9/2023	$380,790
	Las Vegas Sands, LLC, Term Loan
122,188	3.250%, 12/19/2020	122,069
	Marina District Finance Company, Inc., Term Loan
217,132	6.500%, 8/15/2018	216,680
	Mohegan Tribal Gaming Authority, Term Loan
401,596	5.500%, 6/15/2018	387,793
	Pinnacle Entertainment, Inc., Term Loan
18,162	3.750%, 8/13/2020	18,128
	Scientific Games International, Inc., Term Loan
249,263	6.000%, 10/18/2020	241,007
523,674	0.000%, 10/1/2021[c,d]	505,592
	Seminole Hard Rock Entertainment, Inc., Term Loan
117,879	3.500%, 5/14/2020	116,405

	Total	3,918,448

Consumer Non-Cyclical (4.3%)
	Albertson’s, LLC, Term Loan
275,124	5.500%, 3/21/2019	274,970
79,800	5.500%, 12/21/2022	79,843
	Catalina Marketing Corporation, Term Loan
123,741	4.500%, 4/9/2021	105,180
	Endo Luxembourg Finance I Co Sarl, Term Loan
364,087	3.750%, 9/26/2022	358,171
	JBS USA, LLC, Term Loan
1,318,532	3.750%, 5/25/2018	1,312,770
209,475	4.000%, 10/30/2022	208,166
	LTF Merger Sub, Inc., Term Loan
399,918	4.250%, 6/10/2022	394,519
	Mallinckrodt International Finance SA, Term Loan
155,000	0.000%, 3/19/2021[c,d]	150,996
	Ortho-Clinical Diagnostics, Inc., Term Loan
437,577	4.750%, 6/30/2021	404,758
	Supervalu, Inc., Term Loan
473,061	4.500%, 3/21/2019[c,d]	461,944
	Valeant Pharmaceuticals International, Inc., Term Loan
817,362	4.000%, 4/1/2022[c,d]	770,707

	Total	4,522,024

Energy (1.0%)
	Arch Coal, Inc., Term Loan
272,944	7.500%, 5/16/2018[b]	96,327
	Aria Energy Operating, LLC, Term Loan
118,847	5.000%, 5/27/2022	104,585
	Exgen Renewables I, LLC, Term Loan
279,547	5.250%, 2/6/2021	278,849
	McJunkin Red Man Corporation, Term Loan
173,708	4.750%, 11/8/2019[c,d]	165,891
	MEG Energy Corporation, Term Loan
256,651	0.000%, 3/31/2020	206,091

Principal Amount	Bank Loans (26.0%)[a]	Value
Energy (1.0%) - continued
	Pacific Drilling SA, Term Loan
$247,987	4.500%, 6/3/2018	$77,142
	Western Refining, Inc., Term Loan
114,707	0.000%, 11/12/2020[c,d]	111,265

	Total	1,040,150

Financials (1.4%)
	Delos Finance Sarl, Term Loan
125,000	3.500%, 3/6/2021	125,125
	Harland Clarke Holdings Corporation, Term Loan
237,469	7.000%, 5/22/2018	233,016
	MPH Acquisition Holdings, LLC, Term Loan
248,306	3.750%, 3/31/2021	245,699
	TransUnion, LLC, Term Loan
529,586	3.500%, 4/9/2021[c,d]	524,026
	WaveDivision Holdings, LLC, Term Loan
387,780	4.000%, 10/15/2019[c,d]	383,902

	Total	1,511,768

Technology (2.8%)
	Avago Technologies Cayman Finance, Ltd., Term Loan
850,000	4.250%, 2/1/2023[c,d]	845,266
	Booz Allen Hamilton, Inc., Term Loan
103,359	3.750%, 7/31/2019	103,617
	First Data Corporation, Term Loan
205,857	3.932%, 3/23/2018	205,291
120,000	3.932%, 9/24/2018	119,750
48,847	0.000%, 3/24/2021[c,d]	48,725
	ON Semiconductor Corporation, Term Loan
675,000	0.000%, 3/31/2023[c,d]	675,209
	SS&C European Holdings SARL, Term Loan
99,103	4.007%, 7/8/2022	99,243
14,366	4.018%, 7/8/2022	14,386
	Western Digital Corporation, Term Loan
625,000	0.000%, 3/16/2023[c,d]	616,994
	Zayo Group, LLC, Term Loan
149,625	4.500%, 5/6/2021	149,962

	Total	2,878,443

Transportation (1.1%)
	American Airlines, Inc., Term Loan
311,162	3.250%, 6/27/2020	309,386
	OSG Bulk Ships, Inc., Term Loan
471,015	5.250%, 8/5/2019[c,d]	423,913
	XPO Logistics, Inc., Term Loan
369,075	5.500%, 11/1/2021[c,d]	369,998

	Total	1,103,297

Utilities (0.7%)
	Calpine Corporation, Term Loan
553,584	4.000%, 10/31/2020	548,397
	Intergen NV, Term Loan
247,988	5.500%, 6/15/2020	221,329

	Total	769,726

	Total Bank Loans (cost $28,764,553)	27,293,241

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
138

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (58.6%)	Value
Asset-Backed Securities (4.2%)
	Asset Backed Securities Corporation Home Equity Loan Trust
$187,395	0.573%, 7/25/2036[e]	$160,836
	Bayview Opportunity Master Fund Trust
54,329	3.623%, 4/28/2030[f]	54,229
137,450	3.721%, 2/28/2035*	137,375
209,635	3.721%, 7/28/2035[f,g]	209,005
	CAM Mortgage, LLC
98,304	3.500%, 7/15/2064*,g	98,392
	Citi Held For Asset Issuance
306,613	4.480%, 8/15/2022*	305,780
	Countrywide Asset-Backed Certificates
99,477	5.530%, 4/25/2047	110,777
	Credit Based Asset Servicing and Securitization, LLC
106,771	3.535%, 12/25/2036[g]	72,560
	DRB Prime Student Loan Trust
93,887	3.200%, 1/25/2040*	93,068
	First Horizon ABS Trust
218,451	0.593%, 10/25/2034[e,h]	195,896
	GMAC Mortgage Corporation Loan Trust
353,411	0.616%, 8/25/2035[e,h]	330,657
	GSAA Home Equity Trust
361,124	0.703%, 7/25/2037[e]	310,088
	IndyMac INDA Mortgage Loan Trust
174,761	4.614%, 8/25/2036	163,967
	IndyMac INDX Mortgage Loan Trust
194,009	0.643%, 4/25/2046[e]	140,796
	J.P. Morgan Mortgage Acquisition Trust
143,477	4.124%, 3/25/2047[g]	102,995
	Lehman XS Trust
185,923	5.440%, 8/25/2035[g]	162,031
	Popular ABS Mortgage Pass-Through Trust
100,000	5.297%, 11/25/2035[g]	94,463
	Pretium Mortgage Credit Partners, LLC
193,768	4.125%, 10/27/2030*	192,637
192,172	4.375%, 11/27/2030*	191,727
	Renaissance Home Equity Loan Trust
238,257	5.797%, 8/25/2036[g]	138,133
190,816	5.285%, 1/25/2037[g]	95,474
	Sunset Mortgage Loan Company, LLC
161,899	4.459%, 9/16/2045*,g	161,963
	U.S. Residential Opportunity Fund III Trust
127,437	3.721%, 1/27/2035*	126,378
	Vericrest Opportunity Loan Transferee
116,461	3.375%, 10/25/2058*,g	114,846
156,711	3.500%, 6/26/2045[f]	154,836
143,818	3.625%, 7/25/2045[f,g]	142,796
	Wachovia Asset Securitization, Inc.
333,615	0.573%, 7/25/2037*,e,h	278,776

	Total	4,340,481

Basic Materials (0.7%)
	Albemarle Corporation
46,000	3.000%, 12/1/2019	46,275

Principal Amount	Long-Term Fixed Income (58.6%)	Value
Basic Materials (0.7%) - continued
	Anglo American Capital plc
$22,000	1.572%, 4/15/2016[e,f]	$21,921
	ArcelorMittal SA
120,000	6.500%, 3/1/2021	118,200
	Dow Chemical Company
24,000	8.550%, 5/15/2019	28,548
	First Quantum Minerals, Ltd.
130,000	7.000%, 2/15/2021[f]	87,100
	Freeport-McMoRan, Inc.
23,000	2.300%, 11/14/2017	21,218
	Glencore Funding, LLC
30,000	1.680%, 4/16/2018[e,f]	27,000
	LyondellBasell Industries NV
26,000	5.000%, 4/15/2019	27,777
	NOVA Chemicals Corporation
97,215	5.250%, 8/1/2023[f]	95,028
	Novelis, Inc.
50,000	8.375%, 12/15/2017	50,850
75,000	8.750%, 12/15/2020	75,697
	Sappi Papier Holding GmbH
115,000	6.625%, 4/15/2021[f]	118,930

	Total	718,544

Capital Goods (2.0%)
	AECOM
180,000	5.875%, 10/15/2024	185,400
	Berry Plastics Corporation
95,000	6.000%, 10/15/2022[f]	99,572
	Building Materials Corporation of America
175,000	6.000%, 10/15/2025[f]	185,062
	Cemex SAB de CV
130,000	5.700%, 1/11/2025[f]	120,510
	CNH Industrial Capital, LLC
195,000	4.375%, 11/6/2020	191,588
	Crown Americas Capital Corporation IV
120,000	4.500%, 1/15/2023	122,400
	General Electric Company
253,000	5.000%, 12/29/2049[i]	260,590
	Huntington Ingalls Industries, Inc.
155,000	5.000%, 12/15/2021[f]	162,750
	L-3 Communications Corporation
33,000	1.500%, 5/28/2017	32,887
	Lockheed Martin Corporation
35,000	2.500%, 11/23/2020	35,849
	Martin Marietta Materials, Inc.
40,000	1.729%, 6/30/2017[e]	39,633
	Newell Rubbermaid, Inc.
35,000	3.150%, 4/1/2021	35,953
	Nortek, Inc.
64,810	8.500%, 4/15/2021	67,240
	Owens-Brockway Glass Container, Inc.
155,000	5.000%, 1/15/2022[f]	158,500
	Roper Industries, Inc.
34,000	2.050%, 10/1/2018	34,326
	Sealed Air Corporation
155,000	4.875%, 12/1/2022[f]	161,200
	United Rentals North America, Inc.
170,000	5.500%, 7/15/2025	169,114

	Total	2,062,574

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
139

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (58.6%)	Value
Collateralized Mortgage Obligations (6.1%)
	Alternative Loan Trust
$72,411	5.500%, 5/25/2035	$72,234
	American Home Mortgage Assets Trust
132,745	1.311%, 9/25/2046[e]	90,121
239,544	0.623%, 12/25/2046[e]	149,523
	Angel Oak Mortgage Trust
239,346	4.500%, 11/25/2045*,g	240,733
	Bear Stearns Adjustable Rate Mortgage Trust
175,550	2.660%, 10/25/2035[e]	168,397
	Bear Stearns ALT-A Trust
148,213	2.813%, 10/25/2033	144,476
118,194	2.724%, 6/25/2034	115,714
	CitiMortgage Alternative Loan Trust
277,253	5.750%, 4/25/2037	233,270
	Countrywide Alternative Loan Trust
152,056	5.750%, 8/25/2035	140,681
168,018	5.500%, 10/25/2035	154,127
59,035	5.500%, 2/25/2036	55,149
87,834	6.000%, 1/25/2037	83,735
187,067	5.500%, 5/25/2037	158,250
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
119,719	1.121%, 4/25/2047[e]	100,582
	First Horizon Alternative Mortgage Securities Trust
223,584	2.412%, 7/25/2035	201,388
	GMAC Mortgage Corporation Loan Trust
154,907	3.289%, 5/25/2035	144,534
51,281	3.344%, 9/19/2035	47,914
	HarborView Mortgage Loan Trust
134,573	2.944%, 12/19/2035	116,798
	Impac CMB Trust
216,386	0.953%, 4/25/2035[e]	196,089
39,802	1.073%, 8/25/2035[e]	34,610
	J.P. Morgan Alternative Loan Trust
139,093	6.500%, 3/25/2036	113,616
	J.P. Morgan Mortgage Trust
110,019	6.500%, 1/25/2035	107,274
83,042	2.433%, 6/25/2035	82,140
74,500	2.810%, 6/25/2035	74,743
128,875	2.705%, 7/25/2035	125,089
172,383	2.862%, 8/25/2035	170,019
228,152	2.503%, 6/25/2036	203,396
47,594	2.663%, 10/25/2036	42,526
	MLCC Mortgage Investors, Inc.
129,574	1.093%, 8/25/2029[e]	128,036
	Morgan Stanley Mortgage Loan Trust
114,917	2.849%, 11/25/2035	82,826
	MortgageIT Trust
223,963	0.693%, 12/25/2035[e]	199,253
	Residential Accredit Loans, Inc. Trust
24,504	5.500%, 12/25/2034	24,581
50,670	3.583%, 5/25/2035	50,236
132,258	3.755%, 9/25/2035	107,992
251,594	0.613%, 11/25/2036[e]	179,023
	Sequoia Mortgage Trust
194,366	1.052%, 11/20/2034[e]	180,930
	Structured Adjustable Rate Mortgage Loan Trust
165,067	2.705%, 1/25/2035	135,693

Principal Amount	Long-Term Fixed Income (58.6%)	Value
Collateralized Mortgage Obligations (6.1%) - continued
	Structured Asset Mortgage Investments, Inc.
$384,671	0.743%, 12/25/2035[e]	$271,149
	WaMu Mortgage Pass Through Certificates
146,115	5.000%, 11/25/2018	146,515
190,150	4.037%, 8/25/2036	163,657
121,127	2.454%, 10/25/2036	104,223
202,745	1.975%, 1/25/2037	169,430
37,947	2.421%, 8/25/2046	32,072
256,415	1.311%, 9/25/2046[e]	210,825
146,195	1.081%, 1/25/2047[e]	130,162
161,277	1.091%, 1/25/2047[e]	122,928
	Washington Mutual Mortgage Pass Through Certificates
202,010	1.101%, 2/25/2047[e]	140,449
	Wells Fargo Mortgage Backed Securities Trust
184,566	2.837%, 3/25/2036	181,902
80,692	2.765%, 4/25/2036	78,202
41,159	6.000%, 7/25/2037	40,558

	Total	6,447,770

Communications Services (2.6%)
	AMC Networks, Inc.
195,000	5.000%, 4/1/2024	195,731
	America Movil SAB de CV
21,000	5.000%, 10/16/2019	23,050
	American Tower Corporation
30,000	2.800%, 6/1/2020	30,153
	AT&T, Inc.
29,000	5.875%, 10/1/2019	32,777
30,000	1.559%, 6/30/2020[e]	29,694
40,000	2.800%, 2/17/2021	41,011
	British Sky Broadcasting Group plc
36,000	2.625%, 9/16/2019[f]	36,374
	CC Holdings GS V, LLC
33,000	2.381%, 12/15/2017	33,281
	CCO Safari II, LLC
17,000	3.579%, 7/23/2020[f]	17,371
17,000	4.464%, 7/23/2022[f]	17,770
	CCOH Safari, LLC
185,000	5.750%, 2/15/2026[f]	191,475
	CenturyLink, Inc.
90,000	6.450%, 6/15/2021	91,181
25,000	7.500%, 4/1/2024[d]	25,063
	Clear Channel Worldwide Holdings, Inc.
110,000	6.500%, 11/15/2022	109,450
	Columbus International, Inc.
120,000	7.375%, 3/30/2021[f]	127,800
	Crown Castle International Corporation
200,000	5.250%, 1/15/2023	215,750
	Digicel, Ltd.
184,810	6.000%, 4/15/2021*	165,405
	Dish DBS Corporation
125,000	5.875%, 7/15/2022	118,437
	FairPoint Communications, Inc.
155,000	8.750%, 8/15/2019[f]	146,862
	Frontier Communications Corporation
175,000	8.875%, 9/15/2020[f]	181,781

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
140

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (58.6%)	Value
Communications Services (2.6%) - continued
	Hughes Satellite Systems Corporation
$69,000	6.500%, 6/15/2019	$75,986
	Numericable-SFR
120,000	6.000%, 5/15/2022[f]	117,000
	SBA Tower Trust
40,000	5.101%, 4/17/2017[f]	40,388
	Sprint Corporation
165,000	7.625%, 2/15/2025	122,513
	Telefonica Emisiones SAU
30,000	3.192%, 4/27/2018	30,778
	T-Mobile USA, Inc.
125,000	6.633%, 4/28/2021	130,625
	Univision Communications, Inc.
105,000	5.125%, 5/15/2023[f]	104,475
	UPCB Finance V, Ltd.
90,000	7.250%, 11/15/2021[f]	95,175
	Verizon Communications, Inc.
85,000	2.625%, 2/21/2020	87,460
40,000	4.500%, 9/15/2020	44,161

	Total	2,678,977

Consumer Cyclical (2.4%)
	AMC Entertainment, Inc.
79,000	5.875%, 2/15/2022	81,172
	Brookfield Residential Properties, Inc.
100,000	6.500%, 12/15/2020[f]	95,500
75,000	6.125%, 7/1/2022[f]	66,375
	Cinemark USA, Inc.
80,000	4.875%, 6/1/2023	80,676
	Corrections Corporation of America
120,000	5.000%, 10/15/2022	125,100
	CVS Health Corporation
155,000	4.750%, 12/1/2022[f]	173,931
	Daimler Finance North America, LLC
21,000	1.875%, 1/11/2018[f]	21,109
	eBay, Inc.
35,000	2.500%, 3/9/2018	35,568
	ERAC USA Finance, LLC
40,000	2.350%, 10/15/2019[f]	40,069
	Ford Motor Credit Company, LLC
38,000	5.000%, 5/15/2018	40,125
50,000	2.597%, 11/4/2019	50,181
	General Motors Financial Company, Inc.
119,810	3.250%, 5/15/2018	121,804
56,000	4.375%, 9/25/2021	57,878
	GLP Capital, LP
120,000	4.875%, 11/1/2020	124,800
	Hilton Worldwide Finance, LLC
180,000	5.625%, 10/15/2021	186,516
	Home Depot, Inc.
35,000	1.004%, 9/15/2017[e]	35,122
35,000	2.625%, 6/1/2022	36,205
	Hyundai Capital America
28,000	1.450%, 2/6/2017[f]	27,968
	Jaguar Land Rover Automotive plc
75,000	4.250%, 11/15/2019[f]	76,969
77,000	5.625%, 2/1/2023[f]	79,117
	KB Home
71,000	4.750%, 5/15/2019	70,734
	L Brands, Inc.
77,000	6.625%, 4/1/2021	86,617

Principal Amount	Long-Term Fixed Income (58.6%)	Value
Consumer Cyclical (2.4%) - continued
	Lennar Corporation
$150,000	4.750%, 11/15/2022	$150,375
	Macy’s Retail Holdings, Inc.
36,000	7.450%, 7/15/2017	38,552
	MGM Resorts International
170,000	6.000%, 3/15/2023	175,950
	Ralph Lauren Corporation
35,000	2.625%, 8/18/2020	36,096
	Royal Caribbean Cruises, Ltd.
119,810	5.250%, 11/15/2022	126,400
	Six Flags Entertainment Corporation
110,000	5.250%, 1/15/2021[f]	113,025
	Toll Brothers Finance Corporation
52,000	4.000%, 12/31/2018	53,820
	Visa, Inc.
35,000	2.200%, 12/14/2020	35,870
	West Corporation
120,000	5.375%, 7/15/2022[f]	110,076

	Total	2,553,700

Consumer Non-Cyclical (2.8%)
	Actavis Funding SCS
26,000	1.887%, 3/12/2020[e]	25,907
	Amgen, Inc.
30,000	2.125%, 5/1/2020	30,368
	Anheuser-Busch Inbev Finance, Inc.
60,000	1.879%, 2/1/2021[e]	61,061
	B&G Foods, Inc.
70,000	4.625%, 6/1/2021	70,875
	BAT International Finance plc
35,000	1.144%, 6/15/2018[e,f]	34,759
	Becton, Dickinson and Company
32,000	1.450%, 5/15/2017	32,051
	Boston Scientific Corporation
25,000	6.000%, 1/15/2020	28,220
	Bunge Limited Finance Corporation
35,000	3.500%, 11/24/2020	35,517
	Cardinal Health, Inc.
35,000	1.950%, 6/15/2018	35,164
	Celgene Corporation
35,000	3.550%, 8/15/2022	36,697
	Centene Escrow Corporation
180,000	5.625%, 2/15/2021[f]	187,650
	CHS/Community Health Systems, Inc.
187,000	7.125%, 7/15/2020	176,715
	Cott Beverages, Inc.
120,000	5.375%, 7/1/2022	121,800
	CVS Health Corporation
24,000	2.250%, 12/5/2018	24,583
	EMD Finance, LLC
19,000	0.992%, 3/17/2017[e,f]	18,933
	Envision Healthcare Corporation
155,000	5.125%, 7/1/2022[f]	157,325
	Express Scripts Holding Company
35,000	3.900%, 2/15/2022	36,492
	Forest Laboratories, Inc.
37,000	4.375%, 2/1/2019[f]	39,258
	Fresenius Medical Care US Finance, Inc.
64,810	5.750%, 2/15/2021[f]	70,157
	Gilead Sciences, Inc.
35,000	3.250%, 9/1/2022	36,984
	Grifols Worldwide Operations, Ltd.
200,000	5.250%, 4/1/2022	205,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
141

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (58.6%)	Value
Consumer Non-Cyclical (2.8%) - continued
	HCA, Inc.
$64,810	4.750%, 5/1/2023	$65,944
	JBS USA, LLC
170,000	5.750%, 6/15/2025[f]	148,750
	Laboratory Corporation of America Holdings
20,000	2.625%, 2/1/2020	20,084
	Land O’Lakes, Inc.
100,000	8.000%, 12/31/2049[f,i]	103,000
	Mead Johnson Nutrition Company
35,000	3.000%, 11/15/2020	35,966
	Merck & Company, Inc.
20,000	0.996%, 2/10/2020[e]	19,901
	Mondelez International, Inc.
20,000	2.250%, 2/1/2019	20,419
	MPH Acquisition Holdings, LLC
250,000	6.625%, 4/1/2022[f]	260,000
	Mylan NV
15,000	3.750%, 12/15/2020[f]	15,347
	Pinnacle Foods, Inc.
200,000	5.875%, 1/15/2024[f]	209,340
	Revlon Consumer Products Corporation
64,810	5.750%, 2/15/2021	66,592
	Reynolds American, Inc.
19,000	3.250%, 6/12/2020	19,869
	SABMiller plc
30,000	6.500%, 7/15/2018[f]	32,901
	Safeway, Inc.
8,000	3.400%, 12/1/2016	8,000
	Spectrum Brands Escrow Corporation
77,000	6.375%, 11/15/2020	81,081
	Tenet Healthcare Corporation
120,000	8.125%, 4/1/2022	123,450
	TreeHouse Foods, Inc.
110,000	4.875%, 3/15/2022	112,475
	Valeant Pharmaceuticals International
64,810	7.250%, 7/15/2022[f]	51,848
	WM Wrigley Jr. Company
20,000	2.000%, 10/20/2017[f]	20,083
	Zoetis, Inc.
35,000	3.450%, 11/13/2020	35,957

	Total	2,917,023

Energy (1.5%)
	Anadarko Petroleum Corporation
40,000	8.700%, 3/15/2019	44,694
	Antero Resources Corporation
140,000	5.125%, 12/1/2022	127,050
	Boardwalk Pipelines, Ltd.
29,000	5.875%, 11/15/2016	29,068
	Buckeye Partners, LP
22,000	2.650%, 11/15/2018	21,843
	Chevron Corporation
35,000	1.128%, 11/16/2018[e]	34,806
	Concho Resources, Inc.
189,810	6.500%, 1/15/2022	189,335
	Crestwood Midstream Partners, LP
110,000	6.250%, 4/1/2023[f]	81,400
	Enbridge, Inc.
19,000	1.083%, 6/2/2017[e]	18,212
	EQT Corporation
5,000	5.150%, 3/1/2018	4,994

Principal Amount	Long-Term Fixed Income (58.6%)	Value
Energy (1.5%) - continued
$26,000	8.125%, 6/1/2019	$28,017
	Exxon Mobil Corporation
55,000	1.708%, 3/1/2019	55,726
	Marathon Petroleum Corporation
35,000	3.400%, 12/15/2020	34,425
	MEG Energy Corporation
77,000	6.375%, 1/30/2023[f]	45,430
	Occidental Petroleum Corporation
45,000	2.600%, 4/15/2022[d]	45,378
	Pacific Drilling V, Ltd.
110,000	7.250%, 12/1/2017[f]	40,425
	Petrobras International Finance Company
184,000	5.750%, 1/20/2020	159,850
	Petroleos Mexicanos
113,000	5.500%, 2/4/2019[f]	118,368
92,000	6.875%, 8/4/2026[f]	99,590
	Pioneer Natural Resources Company
11,000	3.450%, 1/15/2021	10,942
	Regency Energy Partners, LP
120,000	5.000%, 10/1/2022	112,774
	Sabine Pass Liquefaction, LLC
155,000	5.625%, 3/1/2025	147,831
	Schlumberger Holdings Corporation
35,000	3.000%, 12/21/2020[f]	35,484
	Shell International Finance BV
30,000	1.071%, 5/11/2020[e]	29,130
	Sunoco Logistics Partners Operations, LP
35,000	4.400%, 4/1/2021	34,370
	Transcontinental Gas Pipe Line Company, LLC
40,000	7.850%, 2/1/2026[f]	45,749

	Total	1,594,891

Financials (5.3%)
	Abbey National Treasury Services plc
40,000	1.040%, 9/29/2017[e]	39,770
	ACE INA Holdings, Inc.
35,000	2.875%, 11/3/2022	36,117
	Air Lease Corporation
36,000	2.125%, 1/15/2018	35,640
17,000	2.625%, 9/4/2018	16,893
	Ally Financial, Inc.
100,000	4.750%, 9/10/2018	101,500
100,000	4.125%, 3/30/2020	99,250
	American Express Credit Corporation
35,000	1.682%, 9/14/2020[e]	34,802
	Aviation Capital Group Corporation
20,000	3.875%, 9/27/2016[f]	20,100
	Bank of America Corporation
44,000	5.700%, 5/2/2017	45,758
40,000	1.700%, 8/25/2017	40,054
76,000	1.694%, 3/22/2018[e]	76,133
15,000	5.650%, 5/1/2018	16,102
125,000	6.300%, 12/29/2049[i]	128,750
38,000	8.000%, 12/29/2049[i]	37,193
	BB&T Corporation
38,000	2.050%, 6/19/2018	38,447
	Bear Stearns Companies, LLC
45,000	6.400%, 10/2/2017	48,142
	BNP Paribas SA
30,000	2.375%, 9/14/2017	30,370
200,000	7.625%, 12/29/2049[f,i]	201,100

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
142

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (58.6%)	Value
Financials (5.3%) - continued
	Caisse Centrale Desjardins du Quebec
$25,000	1.283%, 1/29/2018[e,f]	$24,923
	CIT Group, Inc.
80,000	3.875%, 2/19/2019	79,800
	Citigroup, Inc.
69,000	1.850%, 11/24/2017	69,156
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
150,000	11.000%, 12/29/2049[f,i]	179,985
	Credit Agricole SA
25,000	1.605%, 6/10/2020[e,f]	24,679
	Credit Suisse Group AG
150,000	7.500%, 12/11/2049[f,i]	147,525
	CyrusOne, LP
64,810	6.375%, 11/15/2022	67,240
	Discover Bank
10,000	8.700%, 11/18/2019	11,648
	Discover Financial Services
20,000	6.450%, 6/12/2017	20,965
	Duke Realty, LP
46,000	8.250%, 8/15/2019	54,421
	Fifth Third Bancorp
48,000	5.450%, 1/15/2017	49,173
	Goldman Sachs Group, Inc.
20,000	2.625%, 1/31/2019	20,395
30,000	7.500%, 2/15/2019	34,556
25,000	1.779%, 4/23/2020[e]	24,845
30,000	2.236%, 11/29/2023[e]	29,910
	Hartford Financial Services Group, Inc.
45,000	6.000%, 1/15/2019	49,564
	HCP, Inc.
25,000	3.750%, 2/1/2019	25,796
	Health Care REIT, Inc.
26,000	4.700%, 9/15/2017	27,021
	Hospitality Properties Trust
40,000	4.250%, 2/15/2021	40,586
	HSBC Holdings plc
23,000	6.375%, 12/29/2049[i]	21,735
	Huntington Bancshares, Inc.
55,000	3.150%, 3/14/2021	55,882
	Hutchison Whampoa Finance CI, Ltd.
46,000	1.625%, 10/31/2017[f]	45,982
	Icahn Enterprises, LP
110,000	6.000%, 8/1/2020	106,975
	ILFC E-Capital Trust II
300,000	4.490%, 12/21/2065[e,f]	243,000
	ING Capital Funding Trust III
25,000	4.231%, 12/29/2049[e,i]	24,312
	International Lease Finance Corporation
26,000	2.584%, 6/15/2016[e]	26,024
85,000	5.875%, 4/1/2019	89,781
	Intesa Sanpaolo SPA
10,000	3.875%, 1/16/2018	10,233
32,000	3.875%, 1/15/2019	32,925
	J.P. Morgan Chase & Company
20,000	6.300%, 4/23/2019	22,619
15,000	2.250%, 1/23/2020	15,119
49,000	7.900%, 4/29/2049[i]	49,000
180,000	6.750%, 8/29/2049[i]	197,640
	KeyCorp
30,000	2.300%, 12/13/2018	30,179

Principal Amount	Long-Term Fixed Income (58.6%)	Value
Financials (5.3%) - continued
	Liberty Mutual Group, Inc.
$10,000	5.000%, 6/1/2021[f]	$10,843
	Lloyds Bank plc
25,000	1.160%, 3/16/2018[e]	24,816
	Macquarie Bank, Ltd.
40,000	1.802%, 1/15/2019[e,f]	40,076
	Mellon Capital IV
200,000	4.000%, 6/29/2049[e,i]	148,500
	MetLife, Inc.
36,000	1.903%, 12/15/2017	36,154
	Mizuho Corporate Bank, Ltd.
25,000	1.550%, 10/17/2017[f]	24,947
	Morgan Stanley
40,000	6.625%, 4/1/2018	43,701
25,000	1.761%, 1/27/2020[e]	24,837
26,000	4.875%, 11/1/2022	28,170
	MPT Operating Partnership, LP
110,000	5.500%, 5/1/2024	110,550
	Murray Street Investment Trust I
60,000	4.647%, 3/9/2017	61,686
	National City Corporation
20,000	6.875%, 5/15/2019	22,514
	New York Life Global Funding
35,000	1.550%, 11/2/2018[f]	35,079
	Nomura Holdings, Inc.
21,000	2.750%, 3/19/2019	21,307
	Quicken Loans, Inc.
190,000	5.750%, 5/1/2025[f]	184,300
	Realty Income Corporation
33,000	2.000%, 1/31/2018	33,126
	Regions Bank
17,000	7.500%, 5/15/2018	18,733
	Regions Financial Corporation
35,000	3.200%, 2/8/2021	35,291
	Reinsurance Group of America, Inc.
40,000	5.625%, 3/15/2017	41,490
	RHP Hotel Properties, LP
105,000	5.000%, 4/15/2021	107,625
	Royal Bank of Scotland Group plc
22,000	1.569%, 3/31/2017[e]	21,968
132,000	7.640%, 3/29/2049[i]	128,205
162,000	7.648%, 8/29/2049[i]	189,540
200,000	7.500%, 12/29/2049[i]	186,000
	Simon Property Group, LP
35,000	2.500%, 9/1/2020	35,640
60,000	2.500%, 7/15/2021	61,310
	Societe Generale SA
30,000	5.750%, 4/20/2016[f]	30,052
155,000	8.250%, 9/29/2049[i]	156,163
	State Street Corporation
35,000	1.518%, 8/18/2020[e]	34,843
	Sumitomo Mitsui Banking Corporation
60,000	1.300%, 1/10/2017	60,043
25,000	1.200%, 1/16/2018[e]	24,883
	SunTrust Banks, Inc.
35,000	2.900%, 3/3/2021	35,511
	Synchrony Financial
56,000	1.875%, 8/15/2017	55,827
15,000	1.849%, 2/3/2020[e]	14,499
	Synovus Financial Corporation
98,000	5.750%, 12/15/2025	99,960
	Toronto-Dominion Bank
40,000	1.461%, 1/22/2019[e]	40,016
35,000	1.562%, 12/14/2020[e]	35,102

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
143

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Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (58.6%)	Value
Financials (5.3%) - continued
	UnitedHealth Group, Inc.
$35,000	3.350%, 7/15/2022	$37,233
	USB Realty Corporation
195,000	1.769%, 12/29/2049[e,f,i]	155,512
	Voya Financial, Inc.
30,000	2.900%, 2/15/2018	30,462
	Wells Fargo & Company
25,000	1.298%, 1/30/2020[e]	24,764

	Total	5,510,993

Foreign Government (13.5%)
	Brazil Government International Bond
282,000	5.875%, 1/15/2019	304,560
281,000	4.875%, 1/22/2021	283,810
460,000	2.625%, 1/5/2023	394,450
320,000	5.000%, 1/27/2045	256,000
	Colombia Government International Bond
205,000	2.625%, 3/15/2023	190,650
180,000	4.000%, 2/26/2024	180,900
340,000	5.000%, 6/15/2045	316,200
	Croatia Government International Bond
80,000	6.750%, 11/5/2019[f]	87,771
255,000	6.625%, 7/14/2020[f]	280,118
	Export-Import Bank of Korea
25,000	2.250%, 1/21/2020	25,208
	Hungary Government International Bond
170,000	4.000%, 3/25/2019	176,375
386,000	5.750%, 11/22/2023	439,654
334,000	5.375%, 3/25/2024	374,057
	Indonesia Government International Bond
240,000	4.875%, 5/5/2021[f]	258,409
225,000	3.375%, 4/15/2023[f]	219,812
282,000	5.875%, 1/15/2024[f]	316,688
210,000	4.125%, 1/15/2025[f]	210,952
200,000	4.750%, 1/8/2026[f]	209,821
375,000	5.125%, 1/15/2045[f]	372,979
	Mexico Government International Bond
230,000	3.625%, 3/15/2022	237,475
284,000	4.000%, 10/2/2023	297,490
322,000	3.600%, 1/30/2025	328,440
94,000	6.050%, 1/11/2040	110,215
230,000	4.750%, 3/8/2044	229,425
188,000	5.550%, 1/21/2045	208,210
329,000	4.600%, 1/23/2046	320,775
	Panama Government International Bond
146,000	4.000%, 9/22/2024	153,300
173,000	3.750%, 3/16/2025	177,758
94,000	6.700%, 1/26/2036	119,850
	Peru Government International Bond
590,000	4.125%, 8/25/2027	618,025
	Philippines Government International Bond
125,000	7.750%, 1/14/2031	190,061
110,000	6.375%, 10/23/2034	155,304
92,000	5.000%, 1/13/2037	115,585
184,000	3.950%, 1/20/2040	201,889
500,000	3.700%, 3/1/2041	528,632

Principal Amount	Long-Term Fixed Income (58.6%)	Value
Foreign Government (13.5%) - continued
	Romania Government International Bond
$148,000	4.375%, 8/22/2023[f]	$157,355
80,000	4.875%, 1/22/2024[f]	88,136
	Russia Government International Bond
188,000	3.500%, 1/16/2019[f]	188,971
700,000	5.000%, 4/29/2020[f]	734,930
560,000	4.875%, 9/16/2023[f]	584,847
265,550	7.500%, 3/31/2030[f]	324,124
282,000	5.625%, 4/4/2042[f]	285,070
	South Africa Government International Bond
200,000	5.500%, 3/9/2020	211,770
145,000	5.875%, 5/30/2022	157,144
46,000	5.375%, 7/24/2044	45,455
	Turkey Government International Bond
282,000	7.500%, 11/7/2019	321,555
650,000	7.000%, 6/5/2020	735,696
295,000	5.125%, 3/25/2022	310,101
188,000	6.250%, 9/26/2022	209,056
94,000	5.750%, 3/22/2024	101,952
288,000	4.250%, 4/14/2026	280,385
200,000	4.875%, 10/9/2026	202,465
92,000	4.875%, 4/16/2043	85,353
	United Mexican States
276,000	4.125%, 1/21/2026	289,386

	Total	14,204,599

Mortgage-Backed Securities (11.9%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
300,000	3.000%, 5/1/2030[d]	313,055
550,000	3.000%, 4/1/2031[d]	574,965
	Federal Home Loan Mortgage Corporation Gold 20-Yr. Pass Through
33,841	5.500%, 9/1/2024	37,563
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
750,000	4.000%, 4/1/2046[d]	800,449
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
750,000	3.500%, 4/1/2030[d]	792,007
	Federal National Mortgage Association Conventional 20-Yr. Pass Through
252,185	6.000%, 8/1/2024	287,360
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
4,825,000	3.500%, 4/1/2046[d]	5,058,900
3,000,000	4.000%, 4/1/2046[d]	3,205,312
1,325,000	4.500%, 4/1/2046[d]	1,441,766

	Total	12,511,377

Technology (1.5%)
	Alliance Data Systems Corporation
75,000	5.375%, 8/1/2022[f]	70,313
	Apple, Inc.
30,000	0.917%, 5/6/2020[e]	29,503

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
144

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Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (58.6%)	Value
Technology (1.5%) - continued
	Automatic Data Processing, Inc.
$35,000	2.250%, 9/15/2020	$36,022
	Cisco Systems, Inc.
40,000	1.236%, 2/21/2018[e]	40,105
35,000	1.135%, 3/1/2019[e]	34,989
	CommScope Technologies Finance, LLC
130,000	6.000%, 6/15/2025[f]	131,219
	Denali Borrower, LLC
122,000	5.625%, 10/15/2020[f]	128,695
	Equinix, Inc.
155,000	5.750%, 1/1/2025	162,750
	Fidelity National Information Services, Inc.
37,000	1.450%, 6/5/2017	36,715
35,000	3.625%, 10/15/2020	36,173
	First Data Corporation
110,000	5.375%, 8/15/2023[f]	112,750
	Freescale Semiconductor, Inc.
105,000	6.000%, 1/15/2022[f]	111,300
	Hewlett Packard Enterprise Company
33,000	3.600%, 10/15/2020[f]	34,315
	IMS Health, Inc.
75,000	6.000%, 11/1/2020[f]	77,062
	Intel Corporation
35,000	3.100%, 7/29/2022	37,003
	Iron Mountain, Inc.
64,810	6.000%, 8/15/2023	68,051
	Oracle Corporation
30,000	2.500%, 5/15/2022	30,604
	Plantronics, Inc.
200,000	5.500%, 5/31/2023[f]	196,500
	Sensata Technologies BV
130,000	4.875%, 10/15/2023[f]	130,650
	Texas Instruments, Inc.
30,000	1.750%, 5/1/2020	30,169
	Tyco Electronics Group SA
38,000	6.550%, 10/1/2017	40,601

	Total	1,575,489

Transportation (0.5%)
	Air Canada Pass Through Trust
14,551	3.875%, 3/15/2023[f]	14,096
	American Airlines Pass Through Trust
16,803	4.950%, 1/15/2023	17,978
	Avis Budget Car Rental, LLC
105,000	5.125%, 6/1/2022[f]	99,422
	Continental Airlines, Inc.
48,389	6.250%, 4/11/2020	50,566
	Delta Air Lines, Inc.
22,711	4.950%, 5/23/2019	23,904
	J.B. Hunt Transport Services, Inc.
35,000	3.300%, 8/15/2022	35,677
	Korea Expressway Corporation
33,000	1.625%, 4/28/2017[f]	33,050
	United Airlines 2015-1 Class A Pass Through Trust
35,000	3.700%, 12/1/2022	35,175
	XPO Logistics, Inc.
200,000	6.500%, 6/15/2022[f]	194,250

	Total	504,118

U.S. Government and Agencies (2.1%)
	U.S. Treasury Bonds
100,000	1.625%, 2/15/2026	98,547

Principal Amount	Long-Term Fixed Income (58.6%)	Value
U.S. Government and Agencies (2.1%) - continued
	U.S. Treasury Notes
$1,000,000	1.875%, 6/30/2020	$1,030,586
1,070,000	2.125%, 6/30/2022	1,111,588

	Total	2,240,721

Utilities (1.5%)
	AES Corporation
64,810	7.375%, 7/1/2021	72,587
	Ameren Corporation
35,000	2.700%, 11/15/2020	35,491
	Arizona Public Service Company
20,000	2.200%, 1/15/2020	20,229
	Berkshire Hathaway Energy Company
48,000	2.400%, 2/1/2020	48,908
	Calpine Corporation
100,000	6.000%, 1/15/2022[f]	104,750
120,000	5.375%, 1/15/2023	116,326
	DTE Energy Company
46,000	2.400%, 12/1/2019	46,354
	Dynegy Finance I, Inc.
140,000	7.375%, 11/1/2022	129,500
	EDP Finance BV
46,000	4.125%, 1/15/2020[f]	46,064
	El Paso Corporation
18,000	7.000%, 6/15/2017	18,885
	Electricite de France SA
165,000	5.250%, 12/29/2049[f,i]	150,975
	Energy Transfer Equity, LP
170,000	5.500%, 6/1/2027	136,425
	Enterprise Products Operating, LLC
70,000	7.000%, 6/1/2067	50,575
	Eversource Energy
15,000	1.600%, 1/15/2018	14,926
	Exelon Generation Company, LLC
20,000	5.200%, 10/1/2019	21,781
15,000	2.950%, 1/15/2020	15,097
	MPLX LP
330,000	4.875%, 12/1/2024[f]	304,668
	NextEra Energy Capital Holdings, Inc.
35,000	2.300%, 4/1/2019	35,203
	NiSource Finance Corporation
16,000	6.400%, 3/15/2018	17,351
	NRG Energy, Inc.
64,810	6.625%, 3/15/2023	60,455
	Pacific Gas & Electric Company
26,000	5.625%, 11/30/2017	27,677
	PG&E Corporation
19,000	2.400%, 3/1/2019	19,253
	Sempra Energy
36,000	6.150%, 6/15/2018	39,010
15,000	2.400%, 3/15/2020	15,054
	Southern California Edison Company
10,000	2.400%, 2/1/2022	10,096
	Xcel Energy, Inc.
30,000	1.200%, 6/1/2017	29,935

	Total	1,587,575

	Total Long-Term Fixed Income (cost $61,526,677)	61,448,832

Shares	Registered Investment Companies (4.7%)	Value
Equity Funds/ETFs (0.3%)
7,200	BlackRock Resources & Commodities Strategy Trust	51,912

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
145

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Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Registered Investment Companies (4.7%)	Value
Equity Funds/ETFs (0.3%) - continued
3,200	Guggenheim Multi-Asset Income ETF	$59,168
14,800	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	143,116
6,450	NFJ Dividend Interest & Premium Strategy Fund	79,077

	Total	333,273

Fixed Income Funds/ETFs (4.4%)
32,160	Aberdeen Asia-Pacific Income Fund, Inc.	160,800
9,425	Doubleline Income Solutions Fund	158,434
5,211	First Trust High Income Long/Short Fund	76,185
9,022	iShares J.P. Morgan USD Emerging Markets Bond ETF	995,578
29,597	MFS Intermediate Income Trust	136,442
10,814	PIMCO Dynamic Credit Income Fund	188,596
24,789	Templeton Global Income Fund	161,624
30,560	Vanguard Short-Term Corporate Bond ETF	2,445,717
11,299	Western Asset Emerging Markets Debt Fund, Inc.	164,062
16,794	Western Asset High Income Opportunity Fund, Inc.	78,764

	Total	4,566,202

	Total Registered Investment Companies (cost $5,221,502)	4,899,475

Shares	Preferred Stock (2.2%)	Value
Consumer Staples (0.1%)
2,280	CHS, Inc., 7.100%[i]	63,133

	Total	63,133

Financials (2.1%)
1,870	Agribank FCB, 6.875%[i]	198,220
177	Bank of America Corporation, Convertible, 7.250%[i]	201,426
10,320	Citigroup, Inc., 6.875%[i]	282,355
3,600	Citigroup, Inc., 6.988%[e]	94,644
1,445	Cobank ACB, 6.250%[f,i]	147,751
1,135	Farm Credit Bank of Texas, 6.750%[i]	121,942
7,800	GMAC Capital Trust I, 6.402%[e]	191,178
7,400	Goldman Sachs Group, Inc., 5.500%[i]	185,000
7,675	HSBC USA, Inc., 6.500%[i]	193,717
92	M&T Bank Corporation, 6.375%[i]	98,756
6,900	Morgan Stanley, 7.125%[i]	196,305
4,839	U.S. Bancorp, 6.500%[i]	142,364
169	Wells Fargo & Company, Convertible, 7.500%[i]	203,647

	Total	2,257,305

	Total Preferred Stock (cost $2,258,318)	2,320,438

Shares	Common Stock (0.5%)	Value
Energy (<0.1%)
341	Vantage Drilling International[j]	37,510

	Total	37,510

Financials (0.5%)
24,100	Apollo Investment Corporation	133,755
11,100	Ares Capital Corporation	164,724
6,000	Invesco Mortgage Capital, Inc.	73,080

Shares	Common Stock (0.5%)	Value
Financials (0.5%) - continued
9,450	Solar Capital, Ltd.	$163,296

	Total	534,855

	Total Common Stock (cost $649,143)	572,365

Shares or Principal Amount	Short-Term Investments (22.5%)[k]	Value
	Thrivent Cash Management Trust
23,358,978	0.290%	23,358,978
	U.S. Treasury Bills
200,000	0.345%, 6/23/2016[l,m]	199,841

	Total Short-Term Investments (at amortized cost)	23,558,819

	Total Investments (cost $121,979,012) 114.5%	$120,093,170

	Other Assets and Liabilities, Net (14.5%)	(15,191,370)

	Total Net Assets 100.0%	$104,901,800

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	In bankruptcy. Interest is not being accrued.
c	All or a portion of the loan is unfunded.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2016.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2016, the value of these investments was $13,270,762 or 12.7% of total net assets.

g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31, 2016.
h	All or a portion of the security is insured or guaranteed.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Non-income producing security.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
m	All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Opportunity Income Plus Portfolio as of March 31, 2016 was $2,107,080 or 2.0% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 31, 2016.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
146

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Security	Acquisition Date	Cost
Angel Oak Mortgage Trust, 11/25/2045	12/10/2015	$238,842
Bayview Opportunity Master Fund Trust, 2/28/2035	9/1/2015	137,278
CAM Mortgage, LLC, 7/15/2064	6/24/2015	98,304
Citi Held For Asset Issuance, 8/15/2022	2/26/2016	305,858
Digicel, Ltd., 4/15/2021	8/19/2013	186,350
DRB Prime Student Loan Trust, 1/25/2040	12/4/2015	91,559
Pretium Mortgage Credit Partners, LLC, 11/27/2030	11/6/2015	191,990
Pretium Mortgage Credit Partners, LLC, 10/27/2030	10/6/2015	193,598
Sunset Mortgage Loan Company, LLC, 9/16/2045	10/2/2015	161,899
U.S. Residential Opportunity Fund III Trust, 1/27/2035	2/6/2015	127,437
Vericrest Opportunity Loan Transferee, 10/25/2058	1/13/2016	114,860
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	333,615

    Definitions:

ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$1,188,306
Gross unrealized depreciation	(3,074,148)

Net unrealized appreciation (depreciation)	$(1,885,842)

Cost for federal income tax purposes	$121,979,012

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
147

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Schedule of Investments as of March 31, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2016, in valuing Opportunity Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	1,407,999	–	1,407,999	–
Capital Goods	1,241,799	–	1,241,799	–
Communications Services	8,899,587	–	7,880,422	1,019,165
Consumer Cyclical	3,918,448	–	3,918,448	–
Consumer Non-Cyclical	4,522,024	–	4,522,024	–
Energy	1,040,150	–	545,451	494,699
Financials	1,511,768	–	1,511,768	–
Technology	2,878,443	–	2,829,718	48,725
Transportation	1,103,297	–	679,384	423,913
Utilities	769,726	–	769,726	–
Long-Term Fixed Income
Asset-Backed Securities	4,340,481	–	4,340,481	–
Basic Materials	718,544	–	718,544	–
Capital Goods	2,062,574	–	2,062,574	–
Collateralized Mortgage Obligations	6,447,770	–	6,447,770	–
Communications Services	2,678,977	–	2,678,977	–
Consumer Cyclical	2,553,700	–	2,553,700	–
Consumer Non-Cyclical	2,917,023	–	2,917,023	–
Energy	1,594,891	–	1,594,891	–
Financials	5,510,993	–	5,510,993	–
Foreign Government	14,204,599	–	14,204,599	–
Mortgage-Backed Securities	12,511,377	–	12,511,377	–
Technology	1,575,489	–	1,575,489	–
Transportation	504,118	–	504,118	–
U.S. Government and Agencies	2,240,721	–	2,240,721	–
Utilities	1,587,575	–	1,587,575	–
Registered Investment Companies
Fixed Income Funds/ETFs	4,566,202	4,566,202	–	–
Equity Funds/ETFs	333,273	333,273	–	–
Preferred Stock
Consumer Staples	63,133	63,133	–	–
Financials	2,257,305	1,690,636	566,669	–
Common Stock
Energy	37,510	37,510	–	–
Financials	534,855	534,855	–	–
Short-Term Investments	199,841	–	199,841	–

Subtotal Investments in Securities	$96,734,192	$7,225,609	$87,522,081	$1,986,502

Other Investments*	Total
Short-Term Investments	23,358,978

Subtotal Other Investments	$23,358,978

Total Investments at Value	$120,093,170

*

In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	10,650	10,650	–	–

Total Asset Derivatives	$10,650	$10,650	$–	$–

Liability Derivatives
Futures Contracts	7,977	7,977	–	–

Total Liability Derivatives	$7,977	$7,977	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2016. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
148

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

The following table presents Opportunity Income Plus Portfolio’s futures contracts held as of March 31, 2016. Investments and/or cash totaling $174,861 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	(10)	June 2016	($1,305,671)	($1,303,906)	$1,765
CBOT 2-Yr. U.S. Treasury Note	(33)	June 2016	(7,216,587)	(7,218,750)	(2,163)
CBOT 5-Yr. U.S. Treasury Note	19	June 2016	2,298,020	2,302,117	4,097
CBOT U.S. Long Bond	(5)	June 2016	(826,976)	(822,188)	4,788
CME Ultra Long Term U.S. Treasury Bond	10	June 2016	1,731,127	1,725,313	(5,814)
Total Futures Contracts					$2,673

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Opportunity Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at March 31, 2016	Value March 31, 2016	Income Earned January 1, 2016 - March 31, 2016
Cash Management Trust-Short Term Investment	$19,671,931	$18,510,180	$14,823,133	23,358,978	$23,358,978	$13,246
Total Value and Income Earned	$19,671,931				$23,358,978	$13,246

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
149

PARTNER HEALTHCARE PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (97.0%)	Value
Biotechnology (35.1%)
85,327	Acceleron Pharma, Inc.[a]	$2,251,780
68,806	Alder Biopharmaceuticals, Inc.[a]	1,685,059
50,800	Alexion Pharmaceuticals, Inc.[a]	7,072,376
424,435	Amicus Therapeutics, Inc.[a]	3,586,476
103,468	BioMarin Pharmaceutical, Inc.[a]	8,534,041
91,000	Celgene Corporation[a]	9,108,190
109,600	Gilead Sciences, Inc.	10,067,856
67,400	Incyte Corporation[a]	4,884,478
124,144	Innate Pharma SAa	1,715,137
118,900	Neurocrine Biosciences, Inc.[a]	4,702,495
138,078	Portola Pharmaceuticals, Inc.[a]	2,816,791
130,610	PTC Therapeutics, Inc.[a]	841,128
41,900	Vertex Pharmaceuticals, Inc.[a]	3,330,631

	Total	60,596,438

Health Care Equipment (16.5%)
88,886	Dexcom, Inc.[a]	6,036,248
21,900	Edwards Lifesciences Corporation[a]	1,931,799
6,975	Intuitive Surgical, Inc.[a]	4,192,324
110,600	Medtronic plc	8,295,000
238,947	NxStage Medical, Inc.[a]	3,581,815
80,900	St. Jude Medical, Inc.	4,449,500

	Total	28,486,686

Health Care Facilities (1.9%)
59,700	Acadia Healthcare Company, Inc.[a]	3,290,067

	Total	3,290,067

Health Care Services (3.0%)
69,988	Adeptus Health, Inc.[a]	3,887,134
127,219	Teladoc, Inc.[a]	1,221,302

	Total	5,108,436

Health Care Supplies (2.6%)
62,206	Align Technology, Inc.[a]	4,521,754

	Total	4,521,754

Managed Health Care (3.1%)
41,300	UnitedHealth Group, Inc.	5,323,570

	Total	5,323,570

Pharmaceuticals (34.8%)
120,783	Aspen Pharmacare Holdings, Ltd.	2,615,351
102,900	Eli Lilly and Company	7,409,829
158,100	Merck & Company, Inc.	8,365,071
109,391	Mylan NV	5,070,273
97,099	Novartis AG	7,025,301
90,155	Novo Nordisk AS ADR	4,885,499
27,983	Roche Holding AG-Genusschein	6,870,954
130,732	Sagent Pharmaceuticals, Inc.[a]	1,591,008
26,745	Sawai Pharmaceutical Company, Ltd.	1,673,634
44,589	Shire Pharmaceuticals Group plc ADR	7,664,849
130,881	Teva Pharmaceutical Industries, Ltd. ADR	7,003,442

	Total	60,175,211

	Total Common Stock (cost $184,194,874)	167,502,162

Shares or Principal Amount	Short-Term Investments (1.9%)[b]	Value
	Thrivent Cash Management Trust
3,213,592	0.290%	$3,213,592

	Total Short-Term Investments (at amortized cost)	3,213,592

	Total Investments (cost $187,408,466) 98.9%	$170,715,754

	Other Assets and Liabilities, Net 1.1%	1,950,007

	Total Net Assets 100.0%	$172,665,761

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$8,270,035
Gross unrealized depreciation	(24,962,747)

Net unrealized appreciation (depreciation)	$(16,692,712)

Cost for federal income tax purposes	$187,408,466

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
150

PARTNER HEALTHCARE PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2016, in valuing Partner Healthcare Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Biotechnology	60,596,438	58,881,301	1,715,137	–
Health Care Equipment	28,486,686	28,486,686	–	–
Health Care Facilities	3,290,067	3,290,067	–	–
Health Care Services	5,108,436	5,108,436	–	–
Health Care Supplies	4,521,754	4,521,754	–	–
Managed Health Care	5,323,570	5,323,570	–	–
Pharmaceuticals	60,175,211	41,989,971	18,185,240	–

Subtotal Investments in Securities	$167,502,162	$147,601,785	$19,900,377	$–

Other Investments*	Total
Short-Term Investments	3,213,592

Subtotal Other Investments	$3,213,592

Total Investments at Value	$170,715,754

*

In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended March 31, 2016. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Partner Healthcare Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at March 31, 2016	Value March 31, 2016	Income Earned January 1, 2016 - March 31, 2016
Cash Management Trust-Short Term Investment	$12,518,371	$17,354,644	$26,659,423	3,213,592	$3,213,592	$2,971
Total Value and Income Earned	$12,518,371				$3,213,592	$2,971

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
151

PARTNER EMERGING MARKETS EQUITY PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (92.0%)	Value
Brazil (8.9%)
157,334	Banco Bradesco SA ADR	$1,172,138
32,900	BRF SA	470,033
107,805	Lojas Renner SA	625,426
40,102	Multiplan Empreendimentos Imobiliarios SA	600,585
59,800	Ultrapar Participacoes SA	1,157,865
60,660	Vale SA ADR[a]	255,378

	Total	4,281,425

Chile (1.1%)
28,670	Banco Santander Chile SA ADR	554,765

	Total	554,765

China (1.2%)
890,000	PetroChina Company, Ltd.	589,050

	Total	589,050

Hong Kong (11.5%)
305,000	AIA Group, Ltd.	1,733,627
141,000	China Mobile, Ltd.	1,561,571
167,000	Hang Lung Group, Ltd.	479,390
132,000	Hang Lung Properties, Ltd.	252,017
17,100	Hong Kong Exchanges and Clearing, Ltd.	412,044
71,000	Swire Pacific, Ltd., Class A	765,801
100,000	Swire Pacific, Ltd., Class B	195,127
59,500	Swire Properties, Ltd.	161,054

	Total	5,560,631

Hungary (1.3%)
30,710	Richter Gedeon Nyrt	611,780

	Total	611,780

India (15.3%)
5,200	Grasim Industries, Ltd.	301,857
4,350	Grasim Industries, Ltd. GDR	251,950
17,000	Hero Motocorp, Ltd.	756,058
67,000	Hindustan Unilever, Ltd.	879,417
85,639	Housing Development Finance Corporation	1,429,067
245,000	ICICI Bank, Ltd.	880,157
74,200	Infosys, Ltd.	1,363,307
222,893	ITC, Ltd.	1,104,349
8,947	Ultra Tech Cement, Ltd.	436,330

	Total	7,402,492

Indonesia (4.8%)
3,130,000	Astra International Tbk PT	1,710,881
391,800	Indocement Tunggal Prakarsa Tbk PT	582,579

	Total	2,293,460

Luxembourg (1.4%)
26,965	Tenaris SA ADR	667,653

	Total	667,653

Malaysia (1.8%)
249,672	CIMB Group Holdings Berhad	310,339
120,000	Public Bank Berhad	577,382

	Total	887,721

Mexico (8.2%)
17,400	Fomento Economico Mexicano SAB de CV ADR	1,675,794
4,800	Grupo Aeroportuario del Sureste SAB de CV ADR	720,816

Shares	Common Stock (92.0%)	Value
Mexico (8.2%) - continued
236,077	Grupo Financiero Banorte SAB de CV ADR	$1,337,854
97,300	Organizacion Soriana SAB de CVb	230,450

	Total	3,964,914

Philippines (3.8%)
28,000	Ayala Corporation	456,128
917,900	Ayala Land, Inc.	702,431
367,862	Bank of the Philippine Islands	695,151

	Total	1,853,710

Poland (1.9%)
21,319	Bank Pekao SA	939,917

	Total	939,917

Portugal (1.4%)
41,629	Jeronimo Martins SGPS SA	680,509

	Total	680,509

Russia (4.0%)
27,186	Lukoil ADR	1,041,950
5,519	Magnit PJSC	866,156

	Total	1,908,106

South Africa (3.7%)
53,921	Massmart Holdings, Ltd.	462,077
40,564	MTN Group, Ltd.	370,447
142,193	Truworths International, Ltd.	944,542

	Total	1,777,066

South Korea (1.0%)
3,170	E-Mart Company, Ltd.	486,799

	Total	486,799

Taiwan (5.7%)
175,400	Taiwan Mobile Company, Ltd.	569,448
433,499	Taiwan Semiconductor Manufacturing Company, Ltd.	2,162,221

	Total	2,731,669

Thailand (4.4%)
85,500	Siam Cement pcl	1,136,410
242,800	Siam Commercial Bank pcl	971,702

	Total	2,108,112

Turkey (5.3%)
311,433	Akbank TAS	887,082
37,036	BIM Birlesik Magazalar AS	803,048
292,190	Turkiye Garanti Bankasi AS	854,863

	Total	2,544,993

United Kingdom (3.6%)
21,386	BHP Billiton plc	240,015
16,139	SABMiller plc	981,150
77,303	Standard Chartered plc	522,799

	Total	1,743,964

United States (1.7%)
9,800	Yum! Brands, Inc.	802,130

	Total	802,130

	Total Common Stock (cost $42,237,212)	44,390,866

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
152

PARTNER EMERGING MARKETS EQUITY PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Preferred Stock (5.3%)	Value
Brazil (0.5%)
71,605	Vale SA ADR	$223,407

	Total	223,407

South Korea (4.8%)
2,382	Samsung Electronics Company, Ltd.	2,306,202

	Total	2,306,202

	Total Preferred Stock (cost $2,178,604)	2,529,609

Shares	Collateral Held for Securities Loaned (0.6%)
272,925	Thrivent Cash Management Trust	272,925

	Total Collateral Held for Securities Loaned (cost $272,925)	272,925

Shares or Principal Amount	Short-Term Investments (2.5%)[c]
	Thrivent Cash Management Trust
1,226,378	0.290%	1,226,378

	Total Short-Term Investments (at amortized cost)	1,226,378

	Total Investments (cost $45,915,119) 100.4%	$48,419,778

	Other Assets and Liabilities, Net (0.4%)	(173,078)

	Total Net Assets 100.0%	$48,246,700

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Partner Emerging Markets Equity Portfolio as of March 31, 2016:

Securities Lending Transactions

Common Stock	$255,337

Total lending	$255,337
Gross amount payable upon return of collateral for securities loaned	$272,925

Net amounts due to counterparty	$17,588

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$10,083,153
Gross unrealized depreciation	(7,578,494)

Net unrealized appreciation (depreciation)	$2,504,659

Cost for federal income tax purposes	$45,915,119

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
153

PARTNER EMERGING MARKETS EQUITY PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2016, in valuing Partner Emerging Markets Equity Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	5,556,286	802,130	4,754,156	–
Consumer Staples	7,922,533	1,675,794	6,246,739	–
Energy	3,456,518	667,653	2,788,865	–
Financials	16,125,619	1,726,903	14,398,716	–
Health Care	611,780	–	611,780	–
Industrials	1,788,474	720,816	1,067,658	–
Information Technology	3,525,528	–	3,525,528	–
Materials	2,902,662	255,378	2,647,284	–
Telecommunications Services	2,501,466	–	2,501,466	–
Preferred Stock
Information Technology	2,306,202	–	2,306,202	–
Materials	223,407	223,407	–	–

Subtotal Investments in Securities	$46,920,475	$6,072,081	$40,848,394	$–

Other Investments*	Total
Short-Term Investments	1,226,378
Collateral Held for Securities Loaned	272,925

Subtotal Other Investments	$1,499,303

Total Investments at Value	$48,419,778

*

In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended March 31, 2016. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Partner Emerging Markets Equity Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at March 31, 2016	Value March 31, 2016	Income Earned January 1, 2016 - March 31, 2016
Cash Management Trust-Collateral Investment	$212,275	$2,053,350	$1,992,700	272,925	$272,925	$2,262
Cash Management Trust-Short Term Investment	965,123	1,900,745	1,639,490	1,226,378	1,226,378	683
Total Value and Income Earned	$1,177,398				$1,499,303	$2,945

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
154

REAL ESTATE SECURITIES PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (99.5%)	Value
Consumer Discretionary (0.1%)
5,000	Toll Brothers, Inc.[a]	$147,550

	Total	147,550

Diversified REITS (5.3%)
6,792	American Assets Trust, Inc.	271,137
5,000	Armada Hoffler Properties, Inc.	56,250
4,428	Brookfield Asset Management, Inc.	154,050
54,000	Cousins Properties, Inc.	560,520
82,420	Duke Realty Corporation	1,857,747
20,176	First Potomac Realty Trust	182,795
32,493	Forest City Realty Trust, Inc.	685,277
32,803	Gramercy Property Trust	277,185
35,414	Lexington Realty Trust	304,560
27,443	Liberty Property Trust	918,243
5,270	PS Business Parks, Inc.	529,688
65,760	Spirit Realty Captial, Inc.	739,800
35,050	Store Capital Corporation	907,094
57,384	VEREIT, Inc.	508,996
9,515	Washington Real Estate Investment Trust	277,933
4,000	Whitestone REIT	50,280
10,500	Winthrop Realty Trust	137,865
4,950	WP Carey, Inc.	308,088

	Total	8,727,508

Health Care REITs (9.3%)
5,000	Capital Senior Living Corporation[a]	92,600
7,930	Care Capital Properties, Inc.	212,841
41,142	HCP, Inc.	1,340,406
24,262	Healthcare Realty Trust, Inc.	749,453
27,769	Healthcare Trust of America, Inc.	816,964
7,022	LTC Properties, Inc.	317,675
38,214	Medical Properties Trust, Inc.	496,018
8,220	National Health Investors, Inc.	546,794
18,371	Omega Healthcare Investors, Inc.	648,496
37,020	Physicians Realty Trust	687,832
14,431	Sabra Healthcare REIT, Inc.	289,919
27,322	Senior Housing Property Trust	488,791
52,720	Ventas, Inc.	3,319,251
76,152	Welltower, Inc.	5,280,380

	Total	15,287,420

Hotel & Resort REITs (6.1%)
9,928	Ashford Hospitality Trust, Inc.	63,341
24,156	Chatham Lodging Trust	517,663
21,883	Chesapeake Lodging Trust	579,024
33,895	DiamondRock Hospitality Company	343,017
24,593	FelCor Lodging Trust, Inc.	199,695
8,786	Hersha Hospitality Trust	187,493
37,800	Hilton Worldwide Holdings, Inc.	851,256
10,749	Hospitality Properties Trust	285,494
154,129	Host Hotels & Resorts, Inc.	2,573,954
20,705	LaSalle Hotel Properties	524,044
27,974	Pebblebrook Hotel Trust	813,204
39,257	RLJ Lodging Trust	898,200
10,206	Starwood Hotels & Resorts Worldwide, Inc.	851,487
37,457	Summit Hotel Properties, Inc.	448,360
62,973	Sunstone Hotel Investors, Inc.	881,622

	Total	10,017,854

Industrial REITS (5.4%)
27,516	DCT Industrial Trust, Inc.	1,086,056
7,724	EastGroup Properties, Inc.	466,298
43,896	First Industrial Realty Trust, Inc.	998,195
120,012	Prologis, Inc.	5,302,130

Shares	Common Stock (99.5%)	Value
Industrial REITS (5.4%) - continued
21,550	Rexford Industrial Realty, Inc.	$391,348
21,700	STAG Industrial, Inc.	441,812
9,608	Terreno Realty Corporation	225,308

	Total	8,911,147

Mortgage REITS (0.6%)
12,500	Apollo Commercial Real Estate Finance, Inc.	203,750
10,250	Blackstone Mortgage Trust, Inc.	275,315
10,250	Colony Capital, Inc.	171,893
12,900	NorthStar Realty Finance Corporation	169,248
6,050	Starwood Property Trust, Inc.	114,526

	Total	934,732

Office REITS (13.2%)
22,712	Alexandria Real Estate Equities, Inc.	2,064,294
41,168	Boston Properties, Inc.	5,231,629
41,430	Brandywine Realty Trust	581,263
17,297	City Office REIT, Inc.	197,186
19,857	Corporate Office Properties Trust	521,048
33,557	Douglas Emmett, Inc.	1,010,401
29,919	Empire State Realty Trust, Inc.	524,480
5,800	Franklin Street Properties Corporation	61,538
25,312	Highwoods Properties, Inc.	1,210,167
32,259	Hudson Pacific Properties, Inc.	932,930
5,000	Independence Realty Trust, Inc.	35,600
23,563	Kilroy Realty Corporation	1,457,843
21,405	Mack-Cali Realty Corporation	503,017
22,700	New York REIT, Inc.	229,270
29,800	Paramount Group, Inc.	475,310
24,770	Parkway Properties, Inc.	387,898
16,963	Piedmont Office Realty Trust, Inc.	344,519
25,977	SL Green Realty Corporation	2,516,652
36,450	Vornado Realty Trust	3,441,973

	Total	21,727,018

Real Estate Services (0.1%)
1,119	CBRE Group, Inc.[a]	32,250
800	Jones Lang LaSalle, Inc.	93,856
3,000	Kennedy-Wilson Holdings, Inc.	65,700

	Total	191,806

Residential REITS (18.5%)
22,953	American Campus Communities, Inc.	1,080,857
35,800	American Homes 4 Rent	569,220
37,034	Apartment Investment & Management Company	1,548,762
32,654	AvalonBay Communities, Inc.	6,210,791
12,139	Bluerock Residential Growth REIT, Inc.	132,072
24,331	Camden Property Trust	2,045,994
16,438	Education Realty Trust, Inc.	683,821
21,928	Equity Lifestyle Properties, Inc.	1,594,823
85,090	Equity Residential	6,384,303
18,585	Essex Property Trust, Inc.	4,346,288
13,674	Mid-America Apartment Communities, Inc.	1,397,619
15,235	Post Properties, Inc.	910,139
14,628	Sun Communities, Inc.	1,047,511
66,294	UDR, Inc.	2,554,308

	Total	30,506,508

Retail REITS (24.6%)
30,613	Acadia Realty Trust	1,075,435

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
155

REAL ESTATE SECURITIES PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (99.5%)	Value
Retail REITS (24.6%) - continued
11,650	Agree Realty Corporation	$448,175
38,891	Brixmor Property Group, Inc.	996,387
25,239	CBL & Associates Properties, Inc.	300,344
11,320	Cedar Realty Trust, Inc.	81,844
83,206	DDR Corporation	1,480,235
32,224	Equity One, Inc.	923,540
18,495	Federal Realty Investment Trust	2,886,145
127,905	General Growth Properties, Inc.	3,802,616
65,987	Kimco Realty Corporation	1,899,106
18,436	Kite Realty Group Trust	510,861
23,791	Macerich Company	1,885,199
23,286	National Retail Properties, Inc.	1,075,813
12,026	Pennsylvania Real Estate Investment Trust	262,768
31,548	Ramco-Gershenson Properties Trust	568,810
5,750	Realty Income Corporation	359,432
29,792	Regency Centers Corporation	2,229,931
31,572	Retail Opportunity Investments Corporation	635,229
34,900	Retail Properties of America, Inc.	553,165
1,138	Saul Centers, Inc.	60,337
71,661	Simon Property Group, Inc.	14,883,273
21,363	Tanger Factory Outlet Centers, Inc.	777,399
14,847	Taubman Centers, Inc.	1,057,552
19,271	Urban Edge Properties	497,963
6,500	Urstadt Biddle Properties, Inc.	136,175
23,142	Weingarten Realty Investors	868,288
33,771	WP Glimcher, Inc.	320,487

	Total	40,576,509

Specialized REITS (16.3%)
10,076	American Farmland Company	63,277
22,400	American Tower Corporation	2,293,088
7,596	CoreSite Realty Corporation	531,796
10,842	Crown Castle International Corporation	937,833
62,172	CubeSmart	2,070,328
26,200	CyrusOne, Inc.	1,196,030
18,868	Digital Realty Trust, Inc.	1,669,629
21,550	DuPont Fabros Technology, Inc.	873,422
8,032	EPR Properties	535,092
7,892	Equinix, Inc.	2,609,963
32,370	Extra Space Storage, Inc.	3,025,300
6,000	GEO Group, Inc.	208,020
4,957	Iron Mountain, Inc.	168,092
5,182	Outfront Media, Inc.	109,340
26,683	Public Storage, Inc.	7,359,972
11,700	QTS Realty Trust, Inc.	554,346
14,886	Sovran Self Storage, Inc.	1,755,804
29,451	Weyerhaeuser Company	912,392

	Total	26,873,724

	Total Common Stock (cost $142,366,379)	163,901,776

Shares	Registered Investment Companies (0.1%)	Value
Equity Funds/ETFs (<0.1%)
10,000	Cohen & Steers Quality Income Realty Fund, Inc.	124,100

	Total	124,100

	Total Registered Investment Companies (cost $107,160)	124,100

Shares or Principal Amount	Short-Term Investments (0.5%)[b]	Value
	Thrivent Cash Management Trust
915,876	0.290%	$915,876

	Total Short-Term Investments (at amortized cost)	915,876

	Total Investments (cost $143,389,415) 100.1%	$164,941,752

	Other Assets and Liabilities, Net (0.1%)	(143,745)

	Total Net Assets 100.0%	$164,798,007

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$36,560,364
Gross unrealized depreciation	(15,008,027)

Net unrealized appreciation (depreciation)	$21,552,337

Cost for federal income tax purposes	$143,389,415

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
156

REAL ESTATE SECURITIES PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2016, in valuing Real Estate Securities Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	147,550	147,550	–	–
Diversified REITS	8,727,508	8,727,508	–	–
Health Care REITs	15,287,420	15,287,420	–	–
Hotel & Resort REITs	10,017,854	10,017,854	–	–
Industrial REITS	8,911,147	8,911,147	–	–
Mortgage REITS	934,732	934,732	–	–
Office REITS	21,727,018	21,727,018	–	–
Real Estate Services	191,806	191,806	–	–
Residential REITS	30,506,508	30,506,508	–	–
Retail REITS	40,576,509	40,576,509	–	–
Specialized REITS	26,873,724	26,873,724	–	–
Registered Investment Companies Equity Funds/ETFs	124,100	124,100	–	–

Subtotal Investments in Securities	$164,025,876	$164,025,876	$–	$–

Other Investments*	Total
Short-Term Investments	915,876

Subtotal Other Investments	$915,876

Total Investments at Value	$164,941,752

*

In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There	were no significant transfers between Levels during the period ended March 31, 2016. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Real Estate Securities Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at March 31, 2016	Value March 31, 2016	Income Earned January 1, 2016 - March 31, 2016
Cash Management Trust-Short Term Investment	$1,707,534	$4,341,381	$5,133,039	915,876	$915,876	$595
Total Value and Income Earned	$1,707,534				$915,876	$595

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
157

SMALL CAP STOCK PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (92.7%)	Value
Consumer Discretionary (10.4%)
63,494	Aaron’s, Inc.	$1,593,699
77,190	Cedar Fair, LP	4,588,946
94,150	Core-Mark Holding Company, Inc.	7,678,874
82,990	G-III Apparel Group, Ltd.[a]	4,057,381
182,820	Houghton Mifflin Harcourt Company[a]	3,645,431
109,671	MDC Partners, Inc.	2,588,236
306,330	Nutrisystem, Inc.	6,393,107
62,060	Oxford Industries, Inc.	4,172,294
65,490	Papa John’s International, Inc.	3,548,903
371,272	Tuesday Morning Corporation[a]	3,037,005
35,060	Zoe’s Kitchen, Inc.[a,b]	1,366,989

	Total	42,670,865

Consumer Staples (2.0%)
38,558	Casey’s General Stores, Inc.	4,369,393
89,600	WhiteWave Foods Company[a]	3,641,344

	Total	8,010,737

Energy (3.3%)
311,100	Callon Petroleum Company[a]	2,753,235
224,180	Parsley Energy, Inc.[a]	5,066,468
179,580	RPC, Inc.[b]	2,546,444
38,500	RSP Permian, Inc.[a]	1,118,040
301,740	WPX Energy, Inc.[a]	2,109,163

	Total	13,593,350

Financials (25.0%)
26,131	Affiliated Managers Group, Inc.[a]	4,243,674
84,170	Allied World Assurance Company Holdings AG	2,940,900
87,070	American Assets Trust, Inc.	3,475,834
125,548	Ameris Bancorp	3,713,710
86,371	Argo Group International Holdings, Ltd.	4,956,832
230,822	Assured Guaranty, Ltd.	5,839,797
176,544	BBCN Bancorp, Inc.	2,681,703
130,010	CNO Financial Group, Inc.	2,329,779
246,908	CoBiz Financial, Inc.	2,918,453
366,650	Hanmi Financial Corporation	8,073,633
148,267	Horace Mann Educators Corporation	4,698,581
116,317	Houlihan Lokey, Inc.	2,896,293
333,741	Janus Capital Group, Inc.	4,882,631
119,760	PacWest Bancorp	4,449,084
135,850	Parkway Properties, Inc.	2,127,411
41,791	Pebblebrook Hotel Trust	1,214,864
113,850	Physicians Realty Trust	2,115,333
150,470	Primerica, Inc.[b]	6,700,429
109,470	Renasant Corporation	3,602,658
17,580	Sovran Self Storage, Inc.	2,073,561
140,055	Stifel Financial Corporation[a]	4,145,628
20,391	SVB Financial Group[a]	2,080,902
358,790	Synovus Financial Corporation	10,372,619
233,360	Talmer Bancorp, Inc.	4,221,482
197,720	Terreno Realty Corporation	4,636,534
77,231	United Community Banks, Inc.	1,426,457

	Total	102,818,782

Health Care (10.1%)
38,700	Acorda Therapeutics, Inc.[a]	1,023,615
101,530	Akorn, Inc.[a]	2,389,001
49,720	Align Technology, Inc.[a]	3,614,147
46,010	Analogic Corporation	3,635,250
229,250	Depomed, Inc.[a,b]	3,193,453
64,372	ExamWorks Group, Inc.[a]	1,902,836
111,920	Greatbatch, Inc.[a]	3,988,829
49,010	Neurocrine Biosciences, Inc.[a]	1,938,345

Shares	Common Stock (92.7%)	Value
Health Care (10.1%) - continued
128,940	NuVasive, Inc.[a]	$6,272,931
151,340	Omnicell, Inc.[a]	4,217,846
45,400	Teleflex, Inc.	7,128,254
34,384	West Pharmaceutical Services, Inc.	2,383,499

	Total	41,688,006

Industrials (19.0%)
11,007	Astec Industries, Inc.	513,697
98,820	AZZ, Inc.	5,593,212
140,510	BWX Technologies, Inc.	4,715,516
95,436	CLARCOR, Inc.	5,515,246
95,830	Curtiss-Wright Corporation	7,251,456
222,254	EMCOR Group, Inc.	10,801,544
17,771	ESCO Technologies, Inc.	692,713
43,380	FTI Consulting, Inc.[a]	1,540,424
199,945	Granite Construction, Inc.	9,557,371
68,028	HNI Corporation	2,664,657
43,707	Huron Consulting Group, Inc.[a]	2,543,310
63,134	MSA Safety, Inc.	3,052,529
163,124	Progressive Waste Solutions, Ltd.	5,061,738
28,070	Proto Labs, Inc.[a,b]	2,163,916
236,830	Raven Industries, Inc.	3,794,017
59,914	Ritchie Brothers Auctioneers, Inc.[b]	1,622,471
104,500	Tennant Company	5,379,660
205,200	TransUnion[a]	5,665,572

	Total	78,129,049

Information Technology (18.5%)
99,945	Arista Networks, Inc.[a,b]	6,306,530
205,590	Booz Allen Hamilton Holding Corporation	6,225,265
146,990	Broadridge Financial Solutions, Inc.	8,717,977
39,169	Brooks Automation, Inc.	407,358
47,813	CACI International, Inc.[a]	5,101,647
54,920	Criteo SA ADR[a]	2,274,786
40,120	DST Systems, Inc.	4,524,332
52,230	Envestnet, Inc.[a]	1,420,656
37,311	FEI Company	3,321,052
78,647	Finisar Corporation[a]	1,434,521
74,160	Guidewire Software, Inc.[a]	4,040,237
37,665	Ixia[a]	469,306
268,830	Microsemi Corporation[a]	10,298,877
222,740	National Instruments Corporation	6,706,701
163,700	Pegasystems, Inc.	4,154,706
68,719	Plantronics, Inc.	2,693,098
215,687	Virtusa Corporation[a]	8,079,635

	Total	76,176,684

Materials (2.8%)
61,770	Balchem Corporation	3,830,975
108,859	Chemtura Corporation[a]	2,873,878
42,550	PolyOne Corporation	1,287,138
45,842	Scotts Miracle-Gro Company	3,335,922

	Total	11,327,913

Utilities (1.6%)
86,363	Laclede Group, Inc.	5,851,093
17,993	PNM Resources, Inc.	606,724

	Total	6,457,817

	Total Common Stock (cost $341,598,475)	380,873,203

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
158

SMALL CAP STOCK PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Registered Investment Companies (5.0%)	Value
Equity Funds/ETFs (5.0%)
30,590	iShares Russell 2000 Growth Index Fund	$4,058,681
55,700	iShares Russell 2000 Index Fund	6,161,534
43,300	iShares Russell 2000 Value Index Fund	4,035,993
32,550	Market Vectors Oil Service ETF[b]	866,155
88,510	Materials Select Sector SPDR Fund[b]	3,966,133
30,780	SPDR S&P Biotech ETF	1,590,095

	Total	20,678,591

	Total Registered Investment Companies (cost $20,511,126)	20,678,591

Shares	Collateral Held for Securities Loaned (5.5%)	Value
22,431,123	Thrivent Cash Management Trust	22,431,123

	Total Collateral Held for Securities Loaned (cost $22,431,123)	22,431,123

Shares or Principal Amount	Short-Term Investments (3.6%)[c]	Value
	Thrivent Cash Management Trust
14,577,299	0.290%	14,577,299

	Total Short-Term Investments (at amortized cost)	14,577,299

	Total Investments (cost $399,118,023) 106.8%	$438,560,216

	Other Assets and Liabilities, Net (6.8%)	(27,752,991)

	Total Net Assets 100.0%	$410,807,225

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Portfolio as of March 31, 2016:

Securities Lending Transactions

Common Stock	$19,645,071

Total lending	$19,645,071
Gross amount payable upon return of collateral for securities loaned	$22,431,123

Net amounts due to counterparty	$2,786,052

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$51,686,746
Gross unrealized depreciation	(12,244,553)

Net unrealized appreciation (depreciation)	$39,442,193

Cost for federal income tax purposes	$399,118,023

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
159

SMALL CAP STOCK PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2016, in valuing Small Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	42,670,865	42,670,865	–	–
Consumer Staples	8,010,737	8,010,737	–	–
Energy	13,593,350	13,593,350	–	–
Financials	102,818,782	102,818,782	–	–
Health Care	41,688,006	41,688,006	–	–
Industrials	78,129,049	78,129,049	–	–
Information Technology	76,176,684	76,176,684	–	–
Materials	11,327,913	11,327,913	–	–
Utilities	6,457,817	6,457,817	–	–
Registered Investment Companies
Equity Funds/ETFs	20,678,591	20,678,591	–	–

Subtotal Investments in Securities	$401,551,794	$401,551,794	$–	$–

Other Investments*	Total
Short-Term Investments	14,577,299
Collateral Held for Securities Loaned	22,431,123

Subtotal Other Investments	$37,008,422

Total Investments at Value	$438,560,216

*

In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended March 31, 2016. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at March 31, 2016	Value March 31, 2016	Income Earned January 1, 2016 - March 31, 2016
Cash Management Trust-Collateral Investment	$40,959,020	$61,903,188	$80,431,085	22,431,123	$22,431,123	$61,970
Cash Management Trust-Short Term Investment	12,996,171	29,345,938	27,764,810	14,577,299	14,577,299	6,488
Total Value and Income Earned	$53,955,191				$37,008,422	$68,458

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
160

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (96.8%)	Value
Consumer Discretionary (14.5%)
7,260	American Public Education, Inc.[a]	$149,774
6,010	Arctic Cat, Inc.	100,968
11,330	Asbury Automotive Group, Inc.[a]	677,987
17,567	Barnes & Noble Education, Inc.[a]	172,157
28,210	Barnes & Noble, Inc.	348,676
39,890	Belmond, Ltd.[a]	378,556
8,530	Big 5 Sporting Goods Corporation	94,768
488	Biglari Holdings, Inc.[a]	181,394
9,130	BJ’s Restaurants, Inc.[a]	379,534
5,290	Blue Nile, Inc.	136,006
9,070	Bob Evans Farms, Inc.	423,478
37,300	Boyd Gaming Corporation[a]	770,618
12,860	Buckle, Inc.[b]	435,568
20,095	Caleres, Inc.	568,488
43,570	Callaway Golf Company	397,358
4,920	Capella Education Company	258,989
31,300	Career Education Corporation[a]	142,102
12,110	Cato Corporation	466,841
9,230	Children’s Place, Inc.	770,428
10,820	Core-Mark Holding Company, Inc.	882,479
33,360	Crocs, Inc.[a]	320,923
7,640	DineEquity, Inc.	713,805
13,810	Dorman Products, Inc.[a,b]	751,540
11,210	Drew Industries, Inc.	722,597
24,913	E.W. Scripps Company	388,394
11,870	Ethan Allen Interiors, Inc.	377,703
33,200	Express, Inc.[a]	710,812
20,613	Finish Line, Inc.	434,934
25,170	Five Below, Inc.[a,b]	1,040,528
19,070	Francesca’s Holdings Corporation[a]	365,381
15,740	Fred’s, Inc.	234,683
8,320	FTD Companies, Inc.[a]	218,400
53,320	Gannett Company, Inc.	807,265
10,180	Genesco, Inc.[a]	735,505
16,890	Gentherm, Inc.[a]	702,455
18,270	G-III Apparel Group, Ltd.[a]	893,220
10,240	Group 1 Automotive, Inc.	600,986
22,150	Harte-Hanks, Inc.	56,040
9,150	Haverty Furniture Companies, Inc.	193,614
13,000	Helen of Troy, Ltd.[a]	1,347,970
10,490	Hibbett Sports, Inc.[a]	376,591
22,100	Iconix Brand Group, Inc.[a,b]	177,905
7,680	Installed Building Products, Inc.[a]	204,365
18,470	Interval Leisure Group, Inc.[b]	266,707
13,290	iRobot Corporation[a]	469,137
7,030	Kirkland’s, Inc.	123,095
23,210	La-Z-Boy, Inc.	620,635
10,730	Lithia Motors, Inc.	937,051
12,350	Lumber Liquidators Holdings, Inc.[a,b]	162,032
11,360	M/I Homes, Inc.[a]	211,864
8,900	Marcus Corporation	168,655
11,070	MarineMax, Inc.[a]	215,533
11,580	Marriott Vacations Worldwide Corporation	781,650
17,200	Meritage Homes Corporation[a]	627,112
4,850	Monarch Casino & Resort, Inc.[a]	94,381
14,730	Monro Muffler Brake, Inc.	1,052,753
8,330	Motorcar Parts of America, Inc.[a]	316,373
7,470	Movado Group, Inc.	205,649
13,610	Nutrisystem, Inc.	284,041
7,610	Outerwall, Inc.	281,494
6,710	Oxford Industries, Inc.	451,113
12,970	Papa John’s International, Inc.	702,844
5,440	Perry Ellis International, Inc.[a]	100,150
9,290	PetMed Express, Inc.[b]	166,384
27,950	Pinnacle Entertainment, Inc.[a]	981,045

Shares	Common Stock (96.8%)	Value
Consumer Discretionary (14.5%) - continued
10,300	Popeyes Louisiana Kitchen, Inc.[a]	$536,218
6,290	Red Robin Gourmet Burgers, Inc.[a]	405,516
17,790	Regis Corporation[a]	270,230
24,000	Rent-A-Center, Inc.	380,400
28,470	Ruby Tuesday, Inc.[a]	153,169
15,480	Ruth’s Hospitality Group, Inc.	284,987
12,370	Scholastic Corporation	462,267
23,090	Scientific Games Corporation[a,b]	217,739
22,410	Select Comfort Corporation[a]	434,530
9,220	Sizmek, Inc.[a]	26,738
13,250	Sonic Automotive, Inc.	244,860
22,692	Sonic Corporation[b]	797,851
14,060	Stage Stores, Inc.[b]	113,324
6,920	Stamps.com, Inc.[a]	735,458
9,070	Standard Motor Products, Inc.	314,276
13,270	Stein Mart, Inc.	97,269
25,465	Steven Madden, Ltd.[a]	943,224
5,060	Strayer Education, Inc.[a]	246,675
8,740	Sturm, Ruger & Company, Inc.	597,641
10,630	Superior Industries International, Inc.	234,710
22,270	Tailored Brands, Inc.	398,633
29,230	Texas Roadhouse, Inc.	1,273,843
17,420	TopBuild Corporationa	518,071
20,290	Tuesday Morning Corporation[a]	165,972
25,870	Tumi Holdings, Inc.[a]	693,833
6,900	Unifi, Inc.[a]	158,079
6,680	Universal Electronics, Inc.[a]	414,093
9,870	Universal Technical Institute, Inc.	42,540
9,360	Vera Bradley, Inc.[a]	190,382
11,930	Vitamin Shoppe, Inc.[a,b]	369,353
8,680	VOXX International Corporation[a]	38,800
12,460	Winnebago Industries, Inc.	279,727
45,910	Wolverine World Wide, Inc.	845,662
15,720	World Wrestling Entertainment, Inc.	277,615
9,190	Zumiez, Inc.[a]	183,065

	Total	42,678,233

Consumer Staples (2.6%)
11,990	Andersons, Inc.	376,606
28,860	B&G Foods, Inc.	1,004,617
6,800	Calavo Growers, Inc.	388,008
14,340	Cal-Maine Foods, Inc.[b]	744,389
4,650	Central Garden & Pet Company[a]	75,981
15,660	Central Garden & Pet Company, Class Aa	255,102
75,650	Darling Ingredients, Inc.[a]	996,311
7,730	Inter Parfums, Inc.	238,857
6,850	J & J Snack Foods Corporation	741,718
4,260	Medifast, Inc.	128,609
9,240	Sanderson Farms, Inc.[b]	833,263
2,750	Seneca Foods Corporation[a]	95,535
17,040	SpartanNash Company	516,482
10,460	Universal Corporation[b]	594,233
6,210	WD-40 Company	670,742

	Total	7,660,453

Energy (2.5%)
31,280	Archrock, Inc.	250,240
26,450	Atwood Oceanics, Inc.[b]	242,546
17,110	Basic Energy Services, Inc.[a,b]	47,224
22,770	Bill Barrett Corporation[a,b]	141,629
18,120	Bonanza Creek Energy, Inc.[a,b]	28,811
16,220	Bristow Group, Inc.	306,882
9,160	CARBO Ceramics, Inc.[b]	130,072
24,490	Carrizo Oil & Gas, Inc.[a]	757,231
28,630	Cloud Peak Energy, Inc.[a]	55,829

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
161

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (96.8%)	Value
Energy (2.5%) - continued
8,100	Contango Oil & Gas Company[a]	$95,499
8,720	Era Group, Inc.[a]	81,794
15,905	Exterran Corporation[a]	245,891
6,010	Geospace Technologies Corporation[a,b]	74,163
16,530	Green Plains, Inc.	263,819
6,150	Gulf Island Fabrication, Inc.	48,278
11,530	Gulfmark Offshore, Inc.[a,b]	71,140
44,380	Helix Energy Solutions Group, Inc.[a]	248,528
14,310	Hornbeck Offshore Services, Inc.[a,b]	142,098
12,340	Matrix Service Company[a]	218,418
38,150	Newpark Resources, Inc.[a]	164,808
22,780	Northern Oil and Gas, Inc.[a,b]	90,892
20,700	PDC Energy, Inc.[a]	1,230,615
30,450	Pioneer Energy Services Corporation[a]	66,990
2,670	REX American Resources Corporation[a]	148,105
21,310	Rex Energy Corporation[a,b]	16,372
7,250	SEACOR Holdings, Inc.[a,b]	394,763
24,880	Stone Energy Corporation[a]	19,655
50,800	Synergy Resources Corporation[a,b]	394,716
18,030	Tesco Corporation	155,238
36,170	TETRA Technologies, Inc.[a]	229,679
20,950	Tidewater, Inc.	143,089
27,780	U.S. Silica Holdings, Inc.[b]	631,162
22,720	Unit Corporation[a,b]	200,163

	Total	7,336,339

Financials (22.1%)
32,368	Acadia Realty Trust	1,137,088
8,900	Agree Realty Corporation	342,383
18,210	American Assets Trust, Inc.	726,943
37,340	American Equity Investment Life Holding Company	627,312
12,860	Ameris Bancorp	380,399
8,770	AMERISAFE, Inc.	460,776
41,730	Astoria Financial Corporation	661,003
21,200	Banc of California, Inc.	371,000
19,500	Bank Mutual Corporation	147,615
9,400	Banner Corporation	395,176
36,720	BBCN Bancorp, Inc.	557,777
25,080	Bofi Holding, Inc.[a,b]	535,207
38,490	Boston Private Financial Holdings, Inc.	440,710
32,340	Brookline Bancorp, Inc.	356,063
7,940	Calamos Asset Management, Inc.	67,411
43,920	Capstead Mortgage Corporation	434,369
15,010	Cardinal Financial Corporation	305,453
25,952	CareTrust REIT, Inc.	329,590
11,070	Cash America International, Inc.	427,745
34,160	Cedar Realty Trust, Inc.	246,977
14,390	Central Pacific Financial Corporation	313,270
27,750	Chesapeake Lodging Trust	734,265
6,920	City Holding Company	330,638
26,600	Columbia Banking System, Inc.	795,872
20,070	Community Bank System, Inc.	766,875
14,020	CoreSite Realty Corporation	981,540
92,610	Cousins Properties, Inc.	961,292
45,660	CVB Financial Corporation	796,767
91,517	DiamondRock Hospitality Company	926,152
14,045	Dime Community Bancshares, Inc.	247,473
14,770	EastGroup Properties, Inc.	891,665
29,023	Education Realty Trust, Inc.	1,207,357
7,610	eHealth, Inc.[a]	71,458
14,830	Employers Holdings, Inc.	417,316
10,810	Encore Capital Group, Inc.[a,b]	278,249

Shares	Common Stock (96.8%)	Value
Financials (22.1%) - continued
11,767	Enova International, Inc.[a]	$74,250
18,150	Evercore Partners, Inc.	939,262
24,750	EZCORP, Inc.[a]	73,507
23,860	Financial Engines, Inc.[b]	749,920
53,153	First BanCorporation[a]	155,207
12,760	First Cash Financial Services, Inc.	587,726
41,070	First Commonwealth Financial Corporation	363,880
28,250	First Financial Bancorp	513,585
30,390	First Financial Bankshares, Inc.[b]	898,936
36,242	First Midwest Bancorp, Inc.	653,081
7,140	First NBC Bank Holding Company[a]	147,013
15,000	Forestar Group, Inc.[a]	195,600
24,503	Four Corners Property Trust, Inc.	439,829
41,000	Franklin Street Properties Corporation	435,010
34,066	GEO Group, Inc.	1,181,068
12,041	Getty Realty Corporation	238,773
35,180	Glacier Bancorp, Inc.	894,276
32,580	Government Properties Income Trust	581,553
20,760	Green Dot Corporation[a]	476,857
12,870	Greenhill & Company, Inc.	285,714
14,802	Hanmi Financial Corporation	325,940
4,100	HCI Group, Inc.[b]	136,530
15,930	HFF, Inc.	438,553
28,120	Home BancShares, Inc.	1,151,514
18,560	Horace Mann Educators Corporation	588,166
12,110	Independent Bank Corporation	556,576
5,060	Infinity Property & Casualty Corporation	407,330
26,710	Interactive Brokers Group, Inc.	1,050,237
7,140	INTL FCStone, Inc.[a]	190,852
14,940	Investment Technology Group, Inc.	330,174
38,435	Kite Realty Group Trust	1,065,034
20,040	LegacyTexas Financial Group, Inc.	393,786
3,280	LendingTree, Inc.[a,b]	320,718
97,509	Lexington Realty Trust	838,577
17,230	LTC Properties, Inc.	779,485
31,479	MB Financial, Inc.	1,021,494
110,070	Medical Properties Trust, Inc.	1,428,709
64,620	National Penn Bancshares, Inc.	687,557
5,050	Navigators Group, Inc.[a]	423,543
19,860	NBT Bancorp, Inc.	535,227
17,970	Northfield Bancorp, Inc.	295,427
47,220	Northwest Bancshares, Inc.	637,942
20,070	OFG Bancorp[b]	140,289
52,650	Old National Bancorp	641,803
17,350	Oritani Financial Corporation	294,430
37,780	Parkway Properties, Inc.	591,635
31,780	Pennsylvania Real Estate Investment Trust	694,393
16,220	Pinnacle Financial Partners, Inc.	795,753
6,800	Piper Jaffray Companies[a]	337,008
20,850	PRA Group, Inc.[a]	612,781
24,440	ProAssurance Corporation	1,236,664
27,250	Provident Financial Services, Inc.	550,178
8,900	PS Business Parks, Inc.	894,539
8,000	RE/MAX Holdings, Inc.	274,400
46,010	Retail Opportunity Investments Corporation	925,721
17,440	RLI Corporation	1,166,038
16,020	S & T Bancorp, Inc.	412,675
30,050	Sabra Healthcare REIT, Inc.	603,705
6,480	Safety Insurance Group, Inc.	369,749
5,240	Saul Centers, Inc.	277,825
26,210	Selective Insurance Group, Inc.	959,548

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
162

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (96.8%)	Value
Financials (22.1%) - continued
13,030	Simmons First National Corporation	$587,262
10,640	Southside Bancshares, Inc.	277,385
55,259	Sterling Bancorp	880,276
10,260	Stewart Information Services Corporation	372,233
40,080	Summit Hotel Properties, Inc.	479,758
29,170	Talmer Bancorp, Inc.	527,685
20,980	Texas Capital Bancshares, Inc.[a]	805,212
5,660	Tompkins Financial Corporation	362,240
43,782	TrustCo Bank Corporation	265,319
19,470	UMB Financial Corporation	1,005,236
30,010	United Bankshares, Inc.[b]	1,101,367
28,025	United Community Banks, Inc.	517,622
9,730	United Fire Group, Inc.	426,369
8,270	United Insurance Holdings Corporation	158,867
5,640	Universal Health Realty Income Trust	317,250
14,760	Universal Insurance Holdings, Inc.[b]	262,728
12,160	Urstadt Biddle Properties, Inc.	254,752
3,000	Virtus Investment Partners, Inc.	234,330
12,590	Walker & Dunlop, Inc.[a]	305,559
11,800	Westamerica Bancorporation[b]	574,778
32,600	Wilshire Bancorp, Inc.	335,780
22,340	Wintrust Financial Corporation	990,556
3,802	World Acceptance Corporation[a,b]	144,172

	Total	65,125,474

Health Care (12.0%)
9,790	Abaxis, Inc.	444,368
13,490	Aceto Corporation	317,824
20,660	Acorda Therapeutics, Inc.[a]	546,457
5,420	Adeptus Health, Inc.[a,b]	301,027
37,390	Affymetrix, Inc.[a,b]	523,834
15,420	Air Methods Corporation[a]	558,512
12,270	Albany Molecular Research, Inc.[a,b]	187,608
3,930	Almost Family, Inc.[a]	146,353
15,460	AMAG Pharmaceuticals, Inc.[a]	361,764
13,253	Amedisys, Inc.[a]	640,650
22,100	AMN Healthcare Services, Inc.[a]	742,781
5,700	Analogic Corporation	450,357
12,020	AngioDynamics, Inc.[a]	147,726
3,310	ANI Pharmaceuticals, Inc.[a,b]	111,415
6,520	Anika Therapeutics, Inc.[a]	291,574
14,640	Cambrex Corporationa	644,160
16,595	Cantel Medical Corporation	1,184,219
7,820	Chemed Corporation	1,059,219
4,890	Computer Programs and Systems, Inc.[b]	254,867
11,840	CONMED Corporation	496,570
4,630	CorVel Corporation[a]	182,515
14,680	Cross Country Healthcare, Inc.[a]	170,728
11,690	CryoLife, Inc.	125,667
10,570	Cynosure, Inc.[a]	466,348
26,980	Depomed, Inc.[a]	375,831
16,740	Diplomat Pharmacy, Inc.[a]	458,676
14,080	Emergent Biosolutions, Inc.[a]	511,808
5,950	Enanta Pharmaceuticals, Inc.[a]	174,751
21,560	Ensign Group, Inc.	488,118
17,920	ExamWorks Group, Inc.[a]	529,715
11,670	Greatbatch, Inc.[a]	415,919
23,430	Haemonetics Corporation[a]	819,581
15,980	HealthEquity, Inc.[a]	394,227
11,160	HealthStream, Inc.[a]	246,524
14,270	Healthways, Inc.[a]	143,984
38,380	HMS Holdings Corporation[a]	550,753
6,660	ICU Medical, Inc.[a]	693,306

Shares	Common Stock (96.8%)	Value
Health Care (12.0%) - continued
30,780	Impax Laboratories, Inc.[a]	$985,576
6,540	Inogen, Inc.[a]	294,169
13,260	Integra LifeSciences Holdings Corporation[a]	893,194
13,770	Invacare Corporation	181,351
38,379	Kindred Healthcare, Inc.	473,981
4,380	Landauer, Inc.	144,847
12,360	Lannett Company, Inc.[a,b]	221,615
5,960	LHC Group, Inc.[a]	211,938
8,050	Ligand Pharmaceuticals, Inc.[a,b]	862,075
17,490	Luminex Corporation[a]	339,306
11,220	Magellan Health Services, Inc.[a]	762,175
20,430	Masimo Corporation[a]	854,791
32,060	Medicines Company[a]	1,018,546
26,080	Medidata Solutions, Inc.[a]	1,009,557
19,270	Meridian Bioscience, Inc.	397,155
20,285	Merit Medical Systems, Inc.[a]	375,070
44,540	MiMedx Group, Inc.[a,b]	389,280
27,870	Momenta Pharmaceuticals, Inc.[a]	257,519
15,370	Natus Medical, Inc.[a]	590,669
60,950	Nektar Therapeutics[a]	838,062
17,255	Neogen Corporation[a]	868,789
22,940	NuVasive, Inc.[a]	1,116,031
16,840	Omnicell, Inc.[a]	469,331
13,940	PharMerica Corporation[a]	308,213
8,430	Phibro Animal Health Corporation	227,947
24,350	Prestige Brands Holdings, Inc.[a]	1,300,046
5,800	Providence Service Corporation[a]	296,206
20,400	Quality Systems, Inc.	310,896
14,860	Repligen Corporation[a]	398,545
10,940	Sagent Pharmaceuticals, Inc.[a]	133,140
48,200	Select Medical Holdings Corporation[a]	569,242
26,460	Spectrum Pharmaceuticals, Inc.[a]	168,286
15,270	Supernus Pharmaceuticals, Inc.[a]	232,868
12,350	Surgical Care Affiliates, Inc.[a]	571,558
5,990	SurModics, Inc.[a]	110,276
5,730	U.S. Physical Therapy, Inc.	284,953
8,000	Vascular Solutions, Inc.[a]	260,240
14,690	ZELTIQ Aesthetics, Inc.[a]	398,980

	Total	35,286,159

Industrials (16.9%)
18,102	AAON, Inc.	506,856
15,280	AAR Corporation	355,566
25,750	ABM Industries, Inc.	831,982
26,820	Actuant Corporation	662,722
16,540	Aegion Corporation[a]	348,829
29,500	Aerojet Rocketdyne Holdings, Inc.[a]	483,210
9,440	Aerovironment, Inc.[a]	267,341
13,460	Albany International Corporation	505,961
6,030	Allegiant Travel Company	1,073,702
3,230	American Science & Engineering, Inc.	89,439
6,300	American Woodmark Corporation[a]	469,917
13,290	Apogee Enterprises, Inc.	583,298
18,080	Applied Industrial Technologies, Inc.	784,672
11,150	ArcBest Corporation	240,728
8,750	Astec Industries, Inc.	408,362
11,180	Atlas Air Worldwide Holdings, Inc.[a]	472,579
11,820	AZZ, Inc.	669,012
23,210	Barnes Group, Inc.	813,046
21,490	Brady Corporation	576,792
19,960	Briggs & Stratton Corporation	477,443
22,710	Brink’s Company	762,829
6,760	CDI Corporation	42,453
12,490	Celadon Group, Inc.	130,895

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
163

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Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (96.8%)	Value
Industrials (16.9%) - continued
13,980	Chart Industries, Inc.[a]	$303,646
7,350	CIRCOR International, Inc.	340,966
17,240	Comfort Systems USA, Inc.	547,715
10,030	Cubic Corporation	400,799
5,800	DXP Enterprises, Inc.[a]	101,848
15,030	Dycom Industries, Inc.[a]	971,990
11,370	Echo Global Logistics, Inc.[a]	308,809
28,110	EMCOR Group, Inc.	1,366,146
9,450	Encore Wire Corporation	367,889
19,780	EnerSys	1,102,142
7,932	Engility Holdings, Inc.[a]	148,804
10,230	EnPro Industries, Inc.	590,066
11,860	ESCO Technologies, Inc.	462,303
17,110	Essendant, Inc.	546,322
11,830	Exponent, Inc.	603,448
28,820	Federal Signal Corporation	382,153
14,030	Forward Air Corporation	635,840
17,550	Franklin Electric Company, Inc.	564,583
9,230	G & K Services, Inc.	676,097
22,710	General Cable Corporation	277,289
13,660	Gibraltar Industries, Inc.[a]	390,676
11,790	Greenbrier Companies, Inc.[b]	325,876
17,450	Griffon Corporation	269,602
36,250	Harsco Corporation	197,562
21,810	Hawaiian Holdings, Inc.[a]	1,029,214
33,247	Healthcare Services Group, Inc.	1,223,822
27,358	Heartland Express, Inc.[b]	507,491
7,870	Heidrick & Struggles International, Inc.	186,519
29,110	Hillenbrand, Inc.	871,844
16,130	Hub Group, Inc.[a]	657,943
7,500	Insperity, Inc.	387,975
30,820	Interface, Inc.	571,403
13,570	John Bean Technologies Corporation	765,484
12,450	Kaman Corporation	531,490
13,580	Kelly Services, Inc.	259,650
27,940	Knight Transportation, Inc.	730,631
26,750	Korn/Ferry International	756,757
5,110	Lindsay Corporation[b]	365,927
7,960	Lydall, Inc.[a]	258,859
10,970	Marten Transport, Ltd.	205,358
20,040	Matson, Inc.	805,007
15,120	Matthews International Corporation	778,226
20,310	Mobile Mini, Inc.	670,636
15,260	Moog, Inc.[a]	697,077
26,540	Mueller Industries, Inc.	780,807
8,980	MYR Group, Inc.[a]	225,488
2,240	National Presto Industries, Inc.[b]	187,578
21,700	Navigant Consulting, Inc.[a]	343,077
22,230	On Assignment, Inc.[a]	820,732
12,800	Orion Marine Group, Inc.[a]	66,304
22,590	PGT, Inc.[a]	222,286
4,080	Powell Industries, Inc.	121,625
10,800	Proto Labs, Inc.[a,b]	832,572
15,865	Quanex Building Products Corporation	275,416
17,010	Resources Connection, Inc.	264,676
14,030	Roadrunner Transportation Systems, Inc.[a]	174,814
11,390	Saia, Inc.[a]	320,628
18,910	Simpson Manufacturing Company, Inc.	721,795
23,130	SkyWest, Inc.	462,369
18,920	SPX Corporation	284,178
19,160	SPX FLOW, Inc.[a]	480,533
5,910	Standex International Corporation	459,857

Shares	Common Stock (96.8%)	Value
Industrials (16.9%) - continued
24,250	TASER International, Inc.[a]	$476,028
8,140	Tennant Company	419,047
26,886	Tetra Tech, Inc.	801,741
19,860	Titan International, Inc.[b]	106,847
14,220	Trex Company, Inc.[a]	681,565
19,200	TrueBlue, Inc.[a]	502,080
9,990	U.S. Ecology, Inc.	441,158
7,080	UniFirst Corporation	772,570
9,310	Universal Forest Products, Inc.	798,984
3,740	Veritiv Corporation[a]	139,352
9,300	Viad Corporation	271,188
7,460	Vicor Corporation[a]	78,181
16,630	WageWorks, Inc.[a]	841,644
12,960	Watts Water Technologies, Inc.	714,485

	Total	49,791,123

Information Technology (16.3%)
22,600	ADTRAN, Inc.	456,972
18,200	Advanced Energy Industries, Inc.[a]	633,178
6,980	Agilysys, Inc.[a]	71,266
13,110	Anixter International, Inc.[a]	683,162
6,620	Badger Meter, Inc.[b]	440,296
3,990	Bel Fuse, Inc.	58,254
22,870	Benchmark Electronics, Inc.[a]	527,153
6,880	Black Box Corporation	92,674
21,760	Blackbaud, Inc.	1,368,486
18,800	Blucora, Inc.[a]	97,008
17,480	Bottomline Technologies (de), Inc.[a]	532,965
31,277	Brooks Automation, Inc.	325,281
10,900	Cabot Microelectronics Corporation	445,919
11,250	CACI International, Inc.[a]	1,200,375
16,600	CalAmp Corporation[a]	297,638
20,850	Cardtronics, Inc.[a]	750,392
9,390	CEVA, Inc.[a]	211,275
19,150	Checkpoint Systems, Inc.[a]	193,798
32,570	Ciber, Inc.[a]	68,723
29,120	Cirrus Logic, Inc.[a]	1,060,259
11,140	Coherent, Inc.[a]	1,023,766
11,290	Cohu, Inc.	134,125
7,450	Comtech Telecommunications Corporation	174,107
18,660	Cray, Inc.[a]	782,041
15,130	CSG Systems International, Inc.	683,271
14,980	CTS Corporation	235,785
17,800	Daktronics, Inc.	140,620
18,840	DHI Group, Inc.[a]	152,039
11,830	Digi International, Inc.[a]	111,557
17,680	Diodes, Inc.[a]	355,368
9,790	DSP Group, Inc.[a]	89,285
7,970	DTS, Inc.[a]	173,587
11,920	Ebix, Inc.[b]	486,217
12,680	Electro Scientific Industries, Inc.[a]	90,662
21,740	Electronics for Imaging, Inc.[a]	921,559
14,910	EPIQ Systems, Inc.	223,948
2,700	ePlus, Inc.[a]	217,377
22,500	Exar Corporation[a]	129,375
15,150	ExlService Holdings, Inc.[a]	784,770
13,890	Fabrinet[a]	449,342
7,560	FARO Technologies, Inc.[a]	243,508
4,580	Forrester Research, Inc.	153,934
33,950	Harmonic, Inc.[a]	111,016
17,020	Heartland Payment Systems, Inc.	1,643,621
24,670	II-VI, Inc.[a]	535,586
17,055	Insight Enterprises, Inc.[a]	488,455
8,090	Interactive Intelligence Group, Inc.[a]	294,638
17,400	Itron, Inc.[a]	725,928

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
164

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (96.8%)	Value
Information Technology (16.3%) - continued
28,370	Ixia[a]	$353,490
28,550	Kopin Corporation[a]	47,393
33,020	Kulicke and Soffa Industries, Inc.[a]	373,786
11,080	Liquidity Services, Inc.[a]	57,394
10,290	Littelfuse, Inc.	1,266,802
22,550	LivePerson, Inc.[a]	131,918
11,550	LogMeIn, Inc.[a]	582,813
21,430	Lumentum Holdings, Inc.[a]	577,967
11,270	ManTech International Corporation	360,527
15,320	Mercury Systems, Inc.[a]	310,996
16,870	Methode Electronics, Inc.	493,279
4,360	MicroStrategy, Inc.[a]	783,579
24,500	MKS Instruments, Inc.	922,425
17,050	Monolithic Power Systems, Inc.	1,085,062
18,550	Monotype Imaging Holdings, Inc.	443,716
40,440	Monster Worldwide, Inc.[a]	131,834
6,740	MTS Systems Corporation	410,129
11,190	Nanometrics, Inc.[a]	177,250
14,960	NETGEAR, Inc.[a]	603,935
17,770	Newport Corporation[a]	408,710
27,910	NIC, Inc.	503,217
8,400	OSI Systems, Inc.[a]	550,116
9,290	Park Electrochemical Corporation	148,733
16,290	Perficient, Inc.[a]	353,819
15,180	Plexus Corporation[a]	599,914
13,190	Power Integrations, Inc.	655,015
23,350	Progress Software Corporation[a]	563,202
38,010	QLogic Corporation[a]	510,854
11,080	Qualys, Inc.[a]	280,435
16,220	QuinStreet, Inc.[a]	55,472
50,290	Rambus, Inc.[a]	691,488
13,140	Rofin-Sinar Technologies, Inc.[a]	423,371
8,310	Rogers Corporation[a]	497,520
38,330	Rovi Corporation[a]	786,148
41,660	Ruckus Wireless, Inc.[a]	408,685
14,120	Rudolph Technologies, Inc.[a]	192,879
35,230	Sanmina Corporation[a]	823,677
12,030	ScanSource, Inc.[a]	485,771
29,810	Semtech Corporation[a]	655,522
17,180	Super Micro Computer, Inc.[a]	585,494
17,950	Sykes Enterprises, Inc.[a]	541,731
18,470	Synchronoss Technologies, Inc.[a]	597,320
39,450	Take-Two Interactive Software, Inc.[a]	1,486,081
17,710	Tangoe, Inc.[a]	139,732
7,570	TeleTech Holdings, Inc.	210,143
21,850	Tessera Technologies, Inc.	677,350
29,770	TTM Technologies, Inc.[a]	197,971
12,170	Ultratech, Inc.[a]	265,793
13,670	VASCO Data Security International, Inc.[a,b]	210,518
18,240	Veeco Instruments, Inc.[a]	355,315
20,530	ViaSat, Inc.[a,b]	1,508,544
105,950	Viavi Solutions, Inc.[a]	726,817
12,670	Virtusa Corporation[a]	474,618
10,870	XO Group, Inc.[a]	174,463

	Total	47,931,294

Materials (4.5%)
13,410	A. Schulman, Inc.	365,020
80,980	AK Steel Holding Corporation[a]	334,447
11,920	American Vanguard Corporation[a]	188,098
14,480	Balchem Corporation	898,050
17,710	Boise Cascade Company[a]	366,951
23,070	Calgon Carbon Corporation	323,441
23,130	Century Aluminum Company[a]	163,067
87,390	Chemours Company	611,730

Shares	Common Stock (96.8%)	Value
Materials (4.5%) - continued
8,060	Clearwater Paper Corporation[a]	$390,991
4,880	Deltic Timber Corporation	293,532
24,480	Flotek Industries, Inc.[a,b]	179,438
10,420	FutureFuel Corporation	122,852
23,050	H.B. Fuller Company	978,473
4,380	Hawkins, Inc.	158,074
5,780	Haynes International, Inc.	210,970
34,090	Headwaters, Inc.[a]	676,346
9,020	Innophos Holdings, Inc.	278,808
10,960	Innospec, Inc.	475,226
26,370	Intrepid Potash, Inc.[a]	29,271
8,410	Kaiser Aluminum Corporation	710,981
37,570	KapStone Paper and Packaging Corporation	520,345
9,300	Koppers Holdings, Inc.[a]	208,971
14,140	Kraton Performance Polymers, Inc.[a]	244,622
8,880	LSB Industries, Inc.[a]	113,220
9,090	Materion Corporation	240,703
10,173	Myers Industries, Inc.	130,825
7,680	Neenah Paper, Inc.	488,909
4,040	Olympic Steel, Inc.	69,932
19,640	PH Glatfelter Company	407,137
6,070	Quaker Chemical Corporation	515,100
19,830	Rayonier Advanced Materials, Inc.	188,385
14,000	Schweitzer-Mauduit International, Inc.	440,720
8,460	Stepan Company	467,753
54,240	Stillwater Mining Company[a,b]	577,656
30,097	SunCoke Energy, Inc.	195,631
16,790	Timkensteel Corporation	152,789
11,470	Tredegar Corporation	180,308
6,380	US Concrete, Inc.[a]	380,120

	Total	13,278,892

Telecommunications Services (1.1%)
40,570	8x8, Inc.[a]	408,134
5,000	Atlantic Tele-Network, Inc.	379,150
96,990	Cincinnati Bell, Inc.[a]	375,351
18,960	Cogent Communications Holdings	740,009
23,200	Consolidated Communications Holdings, Inc.[b]	597,632
13,410	General Communication, Inc.[a]	245,671
37,290	Iridium Communications, Inc.[a,b]	293,472
10,540	Lumos Networks Corporation[a]	135,334
9,440	Spok Holdings, Inc.	165,295

	Total	3,340,048

Utilities (4.3%)
21,303	ALLETE, Inc.	1,194,459
16,890	American States Water Company	664,790
28,860	Avista Corporation	1,176,911
22,200	California Water Service Group	593,184
18,750	El Paso Electric Company	860,250
20,030	Laclede Group, Inc.	1,357,033
12,690	Northwest Natural Gas Company	683,356
22,170	NorthWestern Corporation	1,368,998
37,480	Piedmont Natural Gas Company, Inc.[b]	2,242,428
31,810	South Jersey Industries, Inc.	904,995
22,100	Southwest Gas Corporation	1,455,285

	Total	12,501,689

	Total Common Stock (cost $224,348,823)	284,929,704

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
165

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Collateral Held for Securities Loaned (8.1%)	Value
23,723,931	Thrivent Cash Management Trust	$23,723,931

	Total Collateral Held for Securities Loaned (cost $23,723,931)	23,723,931

Shares or Principal Amount	Short-Term Investments (2.6%)[c]	Value
	Federal Home Loan Bank Discount Notes
1,000,000	0.390%, 4/27/2016[d]	999,719
	Thrivent Cash Management Trust
6,702,601	0.290%	6,702,601

	Total Short-Term Investments (at amortized cost)	7,702,320

	Total Investments (cost $255,775,074) 107.5%	$316,355,955

	Other Assets and Liabilities, Net (7.5%)	(22,168,089)

	Total Net Assets 100.0%	$294,187,866

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Index Portfolio as of March 31, 2016:

Securities Lending Transactions

Common Stock	$23,217,272

Total lending	$23,217,272
Gross amount payable upon return of collateral for securities loaned	$23,723,931

Net amounts due to counterparty	$506,659

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$81,942,110
Gross unrealized depreciation	(21,361,229)

Net unrealized appreciation (depreciation)	$60,580,881

Cost for federal income tax purposes	$255,775,074

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
166

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2016, in valuing Small Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	42,678,233	42,678,233	–	–
Consumer Staples	7,660,453	7,660,453	–	–
Energy	7,336,339	7,336,339	–	–
Financials	65,125,474	65,125,474	–	–
Health Care	35,286,159	35,286,159	–	–
Industrials	49,791,123	49,791,123	–	–
Information Technology	47,931,294	47,931,294	–	–
Materials	13,278,892	13,278,892	–	–
Telecommunications Services	3,340,048	3,340,048	–	–
Utilities	12,501,689	12,501,689	–	–
Short-Term Investments	999,719	–	999,719	–

Subtotal Investments in Securities	$285,929,423	$284,929,704	$999,719	$–

Other Investments*	Total
Short-Term Investments	6,702,601
Collateral Held for Securities Loaned	23,723,931

Subtotal Other Investments	$30,426,532

Total Investments at Value	$316,355,955

*

In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	267,973	267,973	–	–

Total Asset Derivatives	$267,973	$267,973	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2016. Transfers between Levels are identified as of the end of the period.

The following table presents Small Cap Index Portfolio’s futures contracts held as of March 31, 2016. Investments and/or cash totaling $899,747 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
NYBOT NYF mini Russell 2000 Index	80	June 2016	$8,608,827	$8,876,800	$267,973
Total Futures Contracts					$267,973

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Small Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at March 31, 2016	Value March 31, 2016	Income Earned January 1, 2016 - March 31, 2016
Cash Management Trust-Collateral Investment	$15,229,214	$23,975,064	$15,480,347	23,723,931	$23,723,931	$62,305
Cash Management Trust-Short Term Investment	10,370,336	17,090,273	20,758,008	6,702,601	6,702,601	6,961
Total Value and Income Earned	$25,599,550				$30,426,532	$69,266

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
167

MID CAP STOCK PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (92.4%)	Value
Consumer Discretionary (7.0%)
296,500	Cheesecake Factory, Inc.	$15,741,185
477,250	DISH Network Corporation[a]	22,077,585
266,319	Scripps Networks Interactive, Inc.	17,443,894
751,750	Time, Inc.	11,607,020
563,986	Toll Brothers, Inc.[a]	16,643,227

	Total	83,512,911

Consumer Staples (3.4%)
213,650	Ingredion, Inc.	22,815,683
190,799	Molson Coors Brewing Company	18,351,048

	Total	41,166,731

Energy (4.5%)
93,725	Cimarex Energy Company	9,116,631
353,800	Continental Resources, Inc.[a,b]	10,741,368
68,201	HollyFrontier Corporation	2,408,859
510,431	Parsley Energy, Inc.[a]	11,535,741
490,025	RPC, Inc.[b]	6,948,554
24,900	Tesoro Corporation	2,141,649
380,600	U.S. Silica Holdings, Inc.[b]	8,647,232
51,600	World Fuel Services Corporation	2,506,728

	Total	54,046,762

Financials (21.9%)
836,900	Assured Guaranty, Ltd.	21,173,570
189,100	Camden Property Trust	15,901,419
206,550	Digital Realty Trust, Inc.	18,277,609
873,950	Duke Realty Corporation	19,698,833
444,696	First Republic Bank	29,634,541
1,064,598	Host Hotels & Resorts, Inc.	17,778,787
3,581,375	Huntington Bancshares, Inc.	34,166,317
2,102,600	KeyCorp	23,212,704
174,450	M&T Bank Corporation	19,363,950
127,100	Nasdaq, Inc.	8,436,898
495,072	Raymond James Financial, Inc.	23,570,378
1,269,575	Zions Bancorporation	30,736,411

	Total	261,951,417

Health Care (11.1%)
159,732	C.R. Bard, Inc.	32,372,885
210,800	Edwards Lifesciences Corporation[a]	18,594,668
802,300	Hologic, Inc.[a]	27,679,350
245,953	Universal Health Services, Inc.	30,675,258
172,550	Waters Corporation[a]	22,762,796

	Total	132,084,957

Industrials (17.2%)
471,800	Actuant Corporation	11,658,178
295,250	AGCO Corporation[b]	14,673,925
232,700	Equifax, Inc.	26,595,283
180,900	Huntington Ingalls Industries, Inc.	24,772,446
771,000	Masco Corporation	24,247,950
764,784	Oshkosh Corporation[b]	31,256,722
1,015,912	Southwest Airlines Company	45,512,858
244,200	WABCO Holdings, Inc.[a]	26,109,864

	Total	204,827,226

Information Technology (21.7%)
171,050	Alliance Data Systems Corporation[a]	37,631,000
1,795,933	Applied Materials, Inc.	38,037,861
813,882	Juniper Networks, Inc.	20,762,130
2,199,816	NVIDIA Corporation	78,379,444
424,304	PayPal Holdings, Inc.[a]	16,378,134
535,900	Progress Software Corporation[a]	12,925,908
424,900	Red Hat, Inc.[a]	31,659,299

Shares	Common Stock (92.4%)	Value
Information Technology (21.7%) - continued
1,080,172	Teradyne, Inc.	$23,320,914

	Total	259,094,690

Materials (3.6%)
864,800	Owens-Illinois, Inc.[a]	13,802,208
1,291,013	Steel Dynamics, Inc.	29,060,703

	Total	42,862,911

Utilities (2.0%)
500,400	Public Service Enterprise Group, Inc.	23,588,856

	Total	23,588,856

	Total Common Stock (cost $905,895,553)	1,103,136,461

Shares	Collateral Held for Securities Loaned (2.4%)	Value
28,632,400	Thrivent Cash Management Trust	28,632,400

	Total Collateral Held for Securities Loaned (cost $28,632,400)	28,632,400

Shares or Principal Amount	Short-Term Investments (6.8%)[c]	Value
	Federal National Mortgage Association Discount Notes
1,500,000	0.350%, 6/1/2016	1,499,110
	Thrivent Cash Management Trust
79,575,503	0.290%	79,575,503

	Total Short-Term Investments (at amortized cost)	81,074,613

	Total Investments (cost $1,015,602,566) 101.6%	$1,212,843,474

	Other Assets and Liabilities, Net (1.6%)	(19,596,224)

	Total Net Assets 100.0%	$1,193,247,250

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Portfolio as of March 31, 2016:

Securities Lending Transactions

Common Stock	$27,885,590

Total lending	$27,885,590
Gross amount payable upon return of collateral for securities loaned	$28,632,400

Net amounts due to counterparty	$746,810

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$217,850,298
Gross unrealized depreciation	(20,609,390)

Net unrealized appreciation (depreciation)	$197,240,908

Cost for federal income tax purposes	$1,015,602,566

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
168

MID CAP STOCK PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2016, in valuing Mid Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	83,512,911	83,512,911	–	–
Consumer Staples	41,166,731	41,166,731	–	–
Energy	54,046,762	54,046,762	–	–
Financials	261,951,417	261,951,417	–	–
Health Care	132,084,957	132,084,957	–	–
Industrials	204,827,226	204,827,226	–	–
Information Technology	259,094,690	259,094,690	–	–
Materials	42,862,911	42,862,911	–	–
Utilities	23,588,856	23,588,856	–	–
Short-Term Investments	1,499,110	–	1,499,110	–

Subtotal Investments in Securities	$1,104,635,571	$1,103,136,461	$1,499,110	$–

Other Investments*	Total
Short-Term Investments	79,575,503
Collateral Held for Securities Loaned	28,632,400

Subtotal Other Investments	$108,207,903

Total Investments at Value	$1,212,843,474

*

In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended March 31, 2016. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at March 31, 2016	Value March 31, 2016	Income Earned January 1, 2016 - March 31, 2016
Cash Management Trust-Collateral Investment	$57,473,443	$95,683,955	$124,524,998	28,632,400	$28,632,400	$29,223
Cash Management Trust-Short Term Investment	50,569,195	62,684,099	33,677,791	79,575,503	79,575,503	38,029
Total Value and Income Earned	$108,042,638				$108,207,903	$67,252

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
169

MID CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (95.9%)	Value
Consumer Discretionary (13.1%)
8,270	Aaron’s, Inc.	$207,577
8,640	Abercrombie & Fitch Company	272,506
7,880	AMC Networks, Inc.[a]	511,727
21,460	American Eagle Outfitters, Inc.[b]	357,738
21,552	Ascena Retail Group, Inc.[a]	238,365
6,290	Big Lots, Inc.	284,874
7,335	Brinker International, Inc.	337,043
11,640	Brunswick Corporation	558,487
2,460	Buffalo Wild Wings, Inc.[a]	364,375
6,190	Cabela’s, Inc.[a]	301,391
560	Cable One, Inc.	244,793
9,850	Calatlantic Group, Inc.	329,187
6,640	Carter’s, Inc.	699,723
5,810	Cheesecake Factory, Inc.	308,453
17,030	Chico’s FAS, Inc.	225,988
13,640	Cinemark Holdings, Inc.	488,721
3,110	Cracker Barrel Old Country Store, Inc.[b]	474,804
9,660	CST Brands, Inc.	369,881
19,170	Dana Holding Corporation	270,105
4,120	Deckers Outdoor Corporation[a]	246,829
7,320	DeVry Education Group, Inc.[b]	126,416
11,560	Dick’s Sporting Goods, Inc.	540,430
6,390	Domino’s Pizza, Inc.	842,585
9,200	DreamWorks Animation SKG, Inc.[a]	229,540
11,830	Dunkin’ Brands Group, Inc.	558,021
17,450	Foot Locker, Inc.	1,125,525
5,260	Fossil, Inc.[a,b]	233,649
36,960	Gentex Corporation	579,902
550	Graham Holdings Company	264,000
8,120	Guess ?, Inc.	152,412
4,060	HSN, Inc.	212,379
3,450	International Speedway Corporation	127,340
39,150	J.C. Penney Company, Inc.[a,b]	432,999
4,480	Jack in the Box, Inc.	286,138
26,530	Jarden Corporation[a]	1,563,944
6,330	John Wiley and Sons, Inc.	309,474
16,560	Kate Spade & Company[a]	422,611
10,860	KB Home[b]	155,081
18,710	Live Nation Entertainment, Inc.[a]	417,420
39,360	LKQ Corporation[a]	1,256,765
5,060	M.D.C. Holdings, Inc.	126,804
4,860	Meredith Corporation	230,850
5,010	Murphy USA, Inc.[a]	307,865
15,760	New York Times Company	196,370
470	NVR, Inc.[a]	814,228
62,910	Office Depot, Inc.[a]	446,661
2,960	Panera Bread Company[a]	606,297
7,810	Polaris Industries, Inc.	769,129
5,430	Pool Corporation	476,428
25,030	Service Corporation International	617,740
16,760	Skechers USA, Inc.[a]	510,342
6,970	Sotheby’s Holdings, Inc.	186,308
8,180	Tempur-Pedic International, Inc.[a]	497,262
5,790	Thor Industries, Inc.	369,228
13,450	Time, Inc.	207,668
19,960	Toll Brothers, Inc.[a]	589,020
18,720	Tri Pointe Homes, Inc.[a]	220,522
6,510	Tupperware Brands Corporation	377,450
7,850	Vista Outdoor, Inc.[a]	407,494
27,944	Wendy’s Company	304,310
10,550	Williams-Sonoma, Inc.	577,507

	Total	25,768,681

Consumer Staples (4.0%)
54,810	Avon Products, Inc.	263,636

Shares	Common Stock (95.9%)	Value
Consumer Staples (4.0%) - continued
1,210	Boston Beer Company, Inc.[a,b]	$223,935
5,000	Casey’s General Stores, Inc.	566,600
11,910	Dean Foods Company[b]	206,281
7,610	Edgewell Personal Care Company	612,833
7,920	Energizer Holdings, Inc.	320,839
23,985	Flowers Foods, Inc.	442,763
13,140	Hain Celestial Group, Inc.[a]	537,557
9,220	Ingredion, Inc.	984,604
2,510	Lancaster Colony Corporation	277,531
8,250	Post Holdings, Inc.[a]	567,353
10,200	Snyder’s-Lance, Inc.	321,096
18,270	Sprouts Farmers Markets, Inc.[a]	530,561
33,920	SUPERVALU, Inc.[a]	195,379
2,286	Tootsie Roll Industries, Inc.[b]	79,873
7,230	TreeHouse Foods, Inc.[a]	627,202
6,400	United Natural Foods, Inc.[a]	257,920
22,570	WhiteWave Foods Company[a]	917,245

	Total	7,933,208

Energy (3.1%)
28,630	Consol Energy, Inc.[b]	323,233
42,050	Denbury Resources, Inc.	93,351
4,860	Dril-Quip, Inc.[a]	294,322
12,200	Energen Corporation	446,398
32,700	Ensco plc	339,099
15,460	Gulfport Energy Corporation[a]	438,136
22,740	HollyFrontier Corporation	803,177
34,290	Nabors Industries, Ltd.	315,468
30,460	Noble Corporation	315,261
12,460	Oceaneering International, Inc.	414,170
6,560	Oil States International, Inc.[a]	206,771
18,370	Patterson-UTI Energy, Inc.	323,679
23,910	QEP Resources, Inc.	337,370
15,540	Rowan Companies plc	250,194
8,310	SM Energy Company[b]	155,729
19,020	Superior Energy Services, Inc.	254,678
8,630	Western Refining, Inc.	251,047
9,040	World Fuel Services Corporation	439,163
28,220	WPX Energy, Inc.[a]	197,258

	Total	6,198,504

Financials (23.9%)
5,960	Alexander & Baldwin, Inc.	218,613
9,430	Alexandria Real Estate Equities, Inc.	857,093
2,000	Alleghany Corporation[a]	992,400
16,660	American Campus Communities, Inc.	784,519
9,105	American Financial Group, Inc.	640,719
22,630	Arthur J. Gallagher & Company	1,006,583
7,830	Aspen Insurance Holdings, Ltd.	373,491
19,233	Associated Banc-Corp	345,040
10,930	BancorpSouth, Inc.	232,918
5,510	Bank of Hawaii Corporation	376,223
10,400	Bank of the Ozarks, Inc.	436,488
14,720	Brown & Brown, Inc.	526,976
10,900	Camden Property Trust	916,581
10,670	Care Capital Properties, Inc.	286,383
9,520	Cathay General Bancorp	269,702
10,470	CBOE Holdings, Inc.	684,005
23,100	CNO Financial Group, Inc.	413,952
10,670	Commerce Bancshares, Inc.	479,617
15,290	Communications Sales & Leasing, Inc.	340,203
12,050	Corporate Office Properties Trust	316,192
15,040	Corrections Corporation of America	482,032
7,010	Cullen/Frost Bankers, Inc.[b]	386,321
17,910	Douglas Emmett, Inc.	539,270

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
170

MID CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (95.9%)	Value
Financials (23.9%) - continued
44,010	Duke Realty Corporation	$991,985
18,240	East West Bancorp, Inc.	592,435
14,670	Eaton Vance Corporation	491,739
7,930	Endurance Specialty Holdings, Ltd.	518,146
8,110	EPR Properties	540,288
11,600	Equity One, Inc.	332,456
5,460	Everest Re Group, Ltd.	1,077,968
26,810	F.N.B. Corporation	348,798
12,050	Federated Investors, Inc.	347,643
13,970	First American Financial Corporation	532,397
30,400	First Horizon National Corporation	398,240
14,910	First Industrial Realty Trust, Inc.	339,053
45,030	First Niagara Financial Group, Inc.	435,890
21,188	FirstMerit Corporation	446,008
22,250	Fulton Financial Corporation	297,705
61,980	Genworth Financial, Inc.[a]	169,205
9,890	Hancock Holding Company	227,074
5,490	Hanover Insurance Group, Inc.	495,308
13,140	Healthcare Realty Trust, Inc.	405,895
12,230	Highwoods Properties, Inc.	584,716
19,290	Hospitality Properties Trust	512,342
7,090	International Bancshares Corporation	174,839
18,760	Janus Capital Group, Inc.	274,459
5,740	Jones Lang LaSalle, Inc.	673,417
6,220	Kemper Corporation	183,925
11,760	Kilroy Realty Corporation	727,591
10,500	Lamar Advertising Company	645,750
14,300	LaSalle Hotel Properties	361,933
18,720	Liberty Property Trust	626,371
11,450	Mack-Cali Realty Corporation	269,075
4,840	MarketAxess Holdings, Inc.	604,177
4,650	Mercury General Corporation	258,075
9,630	Mid-America Apartment Communities, Inc.	984,282
11,320	MSCI, Inc.	838,586
18,070	National Retail Properties, Inc.	834,834
61,641	New York Community Bancorp, Inc.	980,092
31,280	Old Republic International Corporation	571,798
21,360	Omega Healthcare Investors, Inc.	754,008
14,670	PacWest Bancorp	544,991
6,890	Post Properties, Inc.	411,609
5,217	Potlatch Corporation	164,336
6,140	Primerica, Inc.	273,414
10,130	PrivateBancorp, Inc.	391,018
8,370	Prosperity Bancshares, Inc.	388,284
16,285	Raymond James Financial, Inc.	775,329
15,712	Rayonier, Inc. REIT	387,772
12,440	Regency Centers Corporation	931,134
8,380	Reinsurance Group of America, Inc.	806,575
5,530	RenaissanceRe Holdings, Ltd.	662,660
17,480	SEI Investments Company	752,514
30,270	Senior Housing Property Trust	541,530
6,820	Signature Bank[a]	928,338
54,830	SLM Corporation[a]	348,719
5,000	Sovran Self Storage, Inc.	589,750
8,800	Stifel Financial Corporation[a]	260,480
6,500	SVB Financial Group[a]	663,325
16,110	Synovus Financial Corporation	465,740
12,090	Tanger Factory Outlet Centers, Inc.	439,955
7,710	Taubman Centers, Inc.	549,183
21,790	TCF Financial Corporation	267,145
8,670	Trustmark Corporation	199,670
28,190	Umpqua Holdings Corporation	447,093
11,830	Urban Edge Properties	305,687

Shares	Common Stock (95.9%)	Value
Financials (23.9%) - continued
28,674	Valley National Bancorp	$273,550
12,585	W.R. Berkley Corporation	707,277
10,630	Waddell & Reed Financial, Inc.	250,230
11,807	Washington Federal, Inc.	267,429
11,810	Webster Financial Corporation	423,979
14,650	Weingarten Realty Investors	549,668
14,400	WisdomTree Investments, Inc.[b]	164,592
23,630	WP Glimcher, Inc.	224,249

	Total	47,111,049

Health Care (7.7%)
4,970	ABIOMED, Inc.[a]	471,206
10,330	Akorn, Inc.[a]	243,065
9,310	Align Technology, Inc.[a]	676,744
24,150	Allscripts Healthcare Solutions, Inc.[a]	319,022
6,770	AmSurg Corporation[a]	505,042
2,680	Bio-Rad Laboratories, Inc.[a]	366,410
4,740	Bio-Techne Corporation	448,025
12,480	Catalent, Inc.[a]	332,842
5,860	Charles River Laboratories International, Inc.[a]	445,008
14,176	Community Health Systems, Inc.[a]	262,398
6,170	Cooper Companies, Inc.	949,995
5,960	Halyard Health, Inc.[a]	171,231
7,310	Hill-Rom Holdings, Inc.	367,693
11,520	IDEXX Laboratories, Inc.[a]	902,246
5,500	LifePoint Health, Inc.[a]	380,875
5,470	LivaNova plc[a]	295,271
11,950	Mednax, Inc.[a]	772,209
3,450	Mettler-Toledo International, Inc.[a]	1,189,422
5,290	Molina Healthcare, Inc.[a]	341,152
8,060	Owens & Minor, Inc.	325,785
6,850	PAREXEL International Corporation[a]	429,700
18,000	ResMed, Inc.	1,040,760
10,870	STERIS plc	772,314
5,320	Teleflex, Inc.	835,293
5,710	United Therapeutics Corporation[a]	636,265
10,360	VCA Antech, Inc.[a]	597,668
5,650	Wellcare Health Plans, Inc.[a]	524,037
9,250	West Pharmaceutical Services, Inc.	641,210

	Total	15,242,888

Industrials (14.9%)
9,570	A.O. Smith Corporation	730,287
5,650	Acuity Brands, Inc.	1,232,491
19,500	AECOM[a]	600,405
9,040	AGCO Corporation	449,288
16,000	Alaska Air Group, Inc.	1,312,320
12,990	B/E Aerospace, Inc.	599,099
8,260	Carlisle Companies, Inc.	821,870
4,120	CEB, Inc.	266,688
6,240	CLARCOR, Inc.	360,610
6,660	Clean Harbors, Inc.[a]	328,604
13,090	Copart, Inc.[a]	533,679
6,330	Crane Company	340,934
5,690	Curtiss-Wright Corporation	430,562
6,300	Deluxe Corporation	393,687
15,820	Donaldson Company, Inc.	504,816
3,780	Esterline Technologies Corporation[a]	242,185
20,160	Fortune Brands Home and Security, Inc.	1,129,766
5,320	FTI Consulting, Inc.[a]	188,913
5,370	GATX Corporation[b]	255,075
7,240	Genesee & Wyoming, Inc.[a]	453,948
7,080	Graco, Inc.	594,437
5,040	Granite Construction, Inc.	240,912

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
171

MID CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (95.9%)	Value
Industrials (14.9%) - continued
7,700	Herman Miller, Inc.	$237,853
5,700	HNI Corporation	223,269
6,800	Hubbell, Inc.	720,324
6,001	Huntington Ingalls Industries, Inc.	821,777
9,690	IDEX Corporation	803,107
11,410	ITT Corporation	420,915
41,295	JetBlue Airways Corporation[a]	872,150
12,330	Joy Global, Inc.	198,143
18,130	KBR, Inc.	280,652
10,020	Kennametal, Inc.	225,350
6,900	Kirby Corporation[a]	416,001
6,665	KLX, Inc.[a]	214,213
5,440	Landstar System, Inc.	351,478
5,100	Lennox International, Inc.	689,469
8,250	Lincoln Electric Holdings, Inc.	483,203
9,370	Manpower, Inc.	762,905
4,070	MSA Safety, Inc.	196,785
6,230	MSC Industrial Direct Company, Inc.	475,411
6,850	Nordson Corporation	520,874
13,730	NOW, Inc.[a,b]	243,296
8,710	Old Dominion Freight Line, Inc.[a]	606,390
7,500	Orbital ATK, Inc.	652,050
9,430	Oshkosh Corporation	385,404
26,800	R.R. Donnelley & Sons Company	439,520
5,710	Regal-Beloit Corporation	360,244
12,478	Rollins, Inc.	338,403
4,400	Teledyne Technologies, Inc.[a]	387,816
14,000	Terex Corporation	348,320
8,950	Timken Company	299,735
6,990	Toro Company	601,979
19,520	Trinity Industries, Inc.	357,411
6,260	Triumph Group, Inc.	197,065
2,930	Valmont Industries, Inc.	362,851
11,850	Wabtec Corporation	939,587
15,640	Waste Connections, Inc.	1,010,188
3,310	Watsco, Inc.	445,989
5,680	Werner Enterprises, Inc.	154,269
7,140	Woodward, Inc.	371,423

	Total	29,426,395

Information Technology (16.2%)
13,160	3D Systems Corporation[a,b]	203,585
15,140	ACI Worldwide, Inc.[a]	314,761
10,010	Acxiom Corporation[a]	214,614
82,380	Advanced Micro Devices, Inc.[a,b]	234,783
11,310	ANSYS, Inc.[a]	1,011,793
23,140	ARRIS International plc[a]	530,369
11,680	Arrow Electronics, Inc.[a]	752,309
54,020	Atmel Corporation	438,642
16,800	Avnet, Inc.	744,240
5,370	Belden, Inc.	329,611
15,240	Broadridge Financial Solutions, Inc.	903,884
39,030	Cadence Design Systems, Inc.[a]	920,327
19,790	CDK Global, Inc.	921,225
16,340	Ciena Corporation[a]	310,787
10,880	Cognex Corporation	423,776
5,380	CommVault Systems, Inc.[a]	232,255
17,700	Computer Sciences Corporation	608,703
6,060	comScore, Inc.[a]	182,042
12,340	Convergys Corporation	342,682
11,280	CoreLogic, Inc.[a]	391,416
12,790	Cree, Inc.[a,b]	372,189
40,380	Cypress Semiconductor Corporation	349,691
8,470	Diebold, Inc.	244,868
4,060	DST Systems, Inc.	457,846
5,280	FactSet Research Systems, Inc.	800,078

Shares	Common Stock (95.9%)	Value
Information Technology (16.2%) - continued
4,040	Fair Isaac Corporation	$428,604
14,560	Fairchild Semiconductor International, Inc.[a]	291,200
5,180	FEI Company	461,072
18,690	Fortinet, Inc.[a]	572,475
10,560	Gartner, Inc.[a]	943,536
16,540	Global Payments, Inc.	1,080,062
19,050	Ingram Micro, Inc.	684,085
17,350	Integrated Device Technology, Inc.[a]	354,634
4,500	InterDigital, Inc.	250,425
17,060	Intersil Corporation	228,092
4,680	IPG Photonics Corporation[a]	449,654
5,910	j2 Global, Inc.	363,938
24,250	Jabil Circuit, Inc.	467,297
10,090	Jack Henry & Associates, Inc.	853,311
21,880	Keysight Technologies, Inc.[a]	606,951
11,290	Knowles Corporationa,[b]	148,802
8,225	Leidos Holdings, Inc.	413,882
7,940	Lexmark International, Inc.	265,434
9,380	Manhattan Associates, Inc.[a]	533,441
8,280	MAXIMUS, Inc.	435,859
12,850	Mentor Graphics Corporation	261,240
14,480	Microsemi Corporation[a]	554,729
12,942	National Instruments Corporation	389,684
15,640	NCR Corporation[a]	468,105
12,650	NetScout Systems, Inc.[a]	290,571
6,790	NeuStar, Inc.[a,b]	167,034
4,320	Plantronics, Inc.	169,301
17,260	Polycom, Inc.[a]	192,449
14,740	PTC, Inc.[a]	488,778
14,030	Rackspace Hosting, Inc.[a]	302,908
5,274	Science Applications International Corporation	281,315
4,950	Silicon Laboratories, Inc.[a]	222,552
42,430	SunEdison, Inc.[a,b]	22,921
4,690	Synaptics, Inc.[a]	373,981
3,710	SYNNEX Corporation	343,509
19,440	Synopsys, Inc.[a]	941,674
4,500	Tech Data Corporation[a]	345,465
26,290	Teradyne, Inc.	567,601
32,240	Trimble Navigation, Ltd.[a]	799,552
4,200	Tyler Technologies, Inc.[a]	540,162
3,690	Ultimate Software Group, Inc.[a]	714,015
14,150	VeriFone Systems, Inc.[a]	399,596
17,320	Vishay Intertechnology, Inc.	211,477
4,940	WEX, Inc.[a]	411,798
6,630	Zebra Technologies Corporation[a]	457,470

	Total	31,987,117

Materials (6.9%)
14,320	Albemarle Corporation	915,478
13,860	Allegheny Technologies, Inc.[b]	225,918
8,060	AptarGroup, Inc.	631,985
8,090	Ashland, Inc.	889,576
12,150	Bemis Company, Inc.	629,127
7,930	Cabot Corporation	383,257
6,060	Carpenter Technology Corporation	207,434
15,540	Commercial Metals Company	263,714
4,300	Compass Minerals International, Inc.[b]	304,698
7,960	Domtar Corporation	322,380
6,320	Eagle Materials, Inc.	443,095
3,250	Greif, Inc.	106,437
18,550	Louisiana-Pacific Corporation[a]	317,576
4,440	Minerals Technologies, Inc.	252,414
1,280	NewMarket Corporation	507,213

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
172

MID CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (95.9%)	Value
Materials (6.9%) - continued
21,070	Olin Corporation	$365,986
11,950	Packaging Corporation of America	721,780
10,820	PolyOne Corporation	327,305
9,410	Reliance Steel & Aluminum Company	651,078
8,200	Royal Gold, Inc.	420,578
16,860	RPM International, Inc.	797,984
5,770	Scotts Miracle-Gro Company	419,883
5,800	Sensient Technologies Corporation	368,068
5,170	Silgan Holdings, Inc.	274,889
12,820	Sonoco Products Company	622,667
30,940	Steel Dynamics, Inc.	696,459
19,560	United States Steel Corporation[b]	313,938
9,390	Valspar Corporation	1,004,918
5,880	Worthington Industries, Inc.	209,563

	Total	13,595,398

Telecommunications Services (0.2%)
12,125	Telephone & Data Systems, Inc.	364,841

	Total	364,841

Utilities (5.9%)
14,570	Alliant Energy Corporation	1,082,260
22,782	Aqua America, Inc.	724,923
13,130	Atmos Energy Corporation	975,034
6,660	Black Hills Corporation	400,466
7,810	Cleco Corporation	431,190
19,723	Great Plains Energy, Inc.	636,067
13,990	Hawaiian Electric Industries, Inc.	453,276
6,490	IDACORP, Inc.	484,089
25,085	MDU Resources Group, Inc.	488,154
10,930	National Fuel Gas Company[b]	547,046
11,060	New Jersey Resources Corporation	402,916
25,640	OGE Energy Corporation	734,073
6,750	ONE Gas, Inc.	412,425
10,335	PNM Resources, Inc.	348,496
22,470	Questar Corporation	557,256
7,990	Talen Energy Corporation[a]	71,910
22,180	UGI Corporation	893,632
10,710	Vectren Corporation	541,498
18,330	Westar Energy, Inc.	909,351
6,410	WGL Holdings, Inc.	463,892

	Total	11,557,954

	Total Common Stock (cost $158,011,437)	189,186,035

Shares	Collateral Held for Securities Loaned (2.6%)	Value
5,067,038	Thrivent Cash Management Trust	5,067,038

	Total Collateral Held for Securities Loaned (cost $5,067,038)	5,067,038

Shares or Principal Amount	Short-Term Investments (3.3%)[c]	Value
	Federal Home Loan Mortgage Corporation Discount Notes
800,000	0.320%, 4/8/2016[d]	799,950

Shares or Principal Amount	Short-Term Investments (3.3%)[c]	Value
	Thrivent Cash Management Trust
5,728,094	0.290%	$5,728,094

	Total Short-Term Investments (at amortized cost)	6,528,044

	Total Investments (cost $169,606,519) 101.8%	$200,781,117

	Other Assets and Liabilities, Net (1.8%)	(3,526,815)

	Total Net Assets 100.0%	$197,254,302

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Index Portfolio as of March 31, 2016:

Securities Lending Transactions

Common Stock	$4,879,959

Total lending	$4,879,959
Gross amount payable upon return of collateral for securities loaned	$5,067,038

Net amounts due to counterparty	$187,079

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
173

MID CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$41,792,938
Gross unrealized depreciation	(10,618,340)

Net unrealized appreciation (depreciation)	$31,174,598

Cost for federal income tax purposes	$169,606,519

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2016, in valuing Mid Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	25,768,681	25,768,681	–	–
Consumer Staples	7,933,208	7,933,208	–	–
Energy	6,198,504	6,198,504	–	–
Financials	47,111,049	47,111,049	–	–
Health Care	15,242,888	15,242,888	–	–
Industrials	29,426,395	29,426,395	–	–
Information Technology	31,987,117	31,987,117	–	–
Materials	13,595,398	13,595,398	–	–
Telecommunications Services	364,841	364,841	–	–
Utilities	11,557,954	11,557,954	–	–
Short-Term Investments	799,950	–	799,950	–

Subtotal Investments in Securities	$189,985,985	$189,186,035	$799,950	$–

Other Investments*	Total
Short-Term Investments	5,728,094
Collateral Held for Securities Loaned	5,067,038

Subtotal Other Investments	$10,795,132

Total Investments at Value	$200,781,117

*

In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	217,688	217,688	–	–

Total Asset Derivatives	$217,688	$217,688	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2016. Transfers between Levels are identified as of the end of the period.

The following table presents Mid Cap Index Portfolio’s futures contracts held as of March 31, 2016. Investments and/or cash totaling $499,969 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CME E-mini S&P Mid-Cap 400 Index	54	June 2016	$7,564,792	$7,782,480	$217,688
Total Futures Contracts					$217,688

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
174

MID CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at March 31, 2016	Value March 31, 2016	Income Earned January 1, 2016 - March 31, 2016
Cash Management Trust-Collateral Investment	$5,872,212	$10,615,892	$11,421,066	5,067,038	$5,067,038	$15,859
Cash Management Trust-Short Term Investment	9,442,638	14,544,468	18,259,012	5,728,094	5,728,094	4,495
Total Value and Income Earned	$15,314,850				$10,795,132	$20,354

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
175

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (87.5%)	Value
Australia (5.0%)
647,800	Australia & New Zealand Banking Group, Ltd.	$11,612,727
313,351	Australian Pharmaceutical Industries, Ltd.	468,805
232,021	Bellamy’s Australia Limited[a]	1,838,498
40,496	Bendigo and Adelaide Bank, Ltd.	274,828
102,337	Boral, Ltd.	484,060
87,850	BT Investment Management, Ltd.	652,278
144,958	Caltex Australia, Ltd.	3,780,668
86,696	Commonwealth Bank of Australia	4,970,188
1,313,800	Cromwell Property Group	1,045,797
645,386	CSR, Ltd.	1,628,296
578,500	Genworth Mortgage Insurance Australia, Ltd.	1,101,529
78,670	Iluka Resources, Ltd.	394,443
612,516	Incitec Pivot, Ltd.	1,494,902
360,478	Investa Office Fund	1,156,555
72,550	IOOF Holdings, Ltd.	491,566
26,931	Japara Healthcare Limited	63,131
133,604	JB Hi-Fi, Ltd.	2,412,543
23,052	Macquarie Atlas Roads Group	84,761
60,163	Macquarie Group, Ltd.	3,045,091
39,575	Magellan Financial Group, Ltd.	685,117
507,500	National Australia Bank, Ltd.	10,190,045
218,381	Northern Star Resources, Ltd.	569,637
1,805,236	Orora, Ltd.	3,455,478
574,507	OZ Minerals, Ltd.	2,199,831
295,726	Pacific Brands, Ltd.	233,479
399,195	Pact Group Holdings, Ltd.	1,526,053
81,760	Premier Investments, Ltd.	1,059,091
93,004	Programmed Maintenance Services, Ltd.	105,432
618,422	Qantas Airways, Ltd.[b]	1,930,311
59,987	Ramsay Health Care, Ltd.	2,816,530
335,367	Regis Resources, Ltd.	621,738
64,400	Rio Tinto, Ltd.	2,096,945
143,108	SAI Global, Ltd.	413,426
323,370	Sandfire Resources NL	1,410,940
445,618	Sigma Pharmaceuticals, Ltd.	362,111
176,565	St Barbara, Ltd.[b]	269,072
1,160,507	Star Entertainment Group, Ltd.	5,047,168
47,094	Super Retial Group, Ltd.	308,575
589,800	Telstra Corporation, Ltd.	2,406,952
588,230	Treasury Wine Estates, Ltd.	4,343,475
246,600	Western Areas, Ltd.[a,c]	411,486
34,446	WorleyParsons, Ltd.	142,287

	Total	79,605,845

Austria (0.7%)
66,139	BUWOG AG	1,418,083
83,400	Erste Group Bank AGb	2,340,796
3,765	Lenzing AG	298,052
199,105	OMV AG	5,590,538
2,041	Porr AG	57,947
7,076	S IMMO AG	65,494
11,358	Schoeller-Bleckmann Oilfield Equipment AG	690,769
20,200	Vienna Insurance Group AG Wiener Versicherung Gruppe	426,693

	Total	10,888,372

Belgium (1.2%)
76,412	Agfa-Gevaert NVb	339,934
41,545	Anheuser-Busch InBev NV	5,161,430
4,353	Befimmo SA	279,185
44,655	bpost SA	1,239,266

Shares	Common Stock (87.5%)	Value
Belgium (1.2%) - continued
4,215	Compagnie d’ Entreprises CFE	$398,852
45,158	Delhaize Group SA	4,706,414
57,599	Fagron NV	378,811
10,300	Group Bruxelles Lambert SA	848,632
56,318	KBC Groep NV	2,900,255
22,128	Melexis NV	1,201,239
3,905	NV Bekaert SA	158,425
10,600	Proximus SA	361,720
10,159	SA D’Ieteren NV	427,107
11,001	Tessenderlo Chemie NVb	417,184
7,263	Warehouses De Pauw CVA	689,670

	Total	19,508,124

Bermuda (<0.1%)
4,350,000	G-Resources Group, Ltd.	86,098
2,800	HAL Trust	555,940

	Total	642,038

Brazil (1.4%)
831,182	Banco Bradesco SA ADR	6,192,306
185,333	BRF SA	2,647,799
620,245	Lojas Renner SA	3,598,323
209,962	Multiplan Empreendimentos Imobiliarios SA	3,144,481
324,000	Ultrapar Participacoes SA ADR	6,246,720
133,490	Vale SA ADR[a]	561,993

	Total	22,391,622

Canada (3.8%)
141,505	Alimentation Couche-Tard, Inc.	6,297,585
118,642	AutoCanada, Inc.[a]	1,664,414
170,381	Brookfield Asset Management, Inc.	5,925,782
36,196	Cameco Corporation	464,591
92,746	Canadian National Railway Company	5,795,777
44,813	Canadian Natural Resources, Ltd.	1,212,151
4,079	Canadian Pacific Railway, Ltd.	541,930
97,530	CI Financial Corporation	2,155,235
32,590	Cominar Real Estate Investment Trust	431,606
9,700	Constellation Software, Inc.	3,971,791
70,097	Dollarama, Inc.	4,932,562
83,880	Dream Industrial Real Estate Investment Trust	519,265
27,518	Enbridge, Inc.	1,071,268
205,737	Entertainment One, Ltd.	448,256
81,212	Finning International, Inc.	1,192,464
48,788	Freehold Royalties, Ltd.	395,939
39,228	Mercer International, Inc.	370,705
149,015	Metro, Inc.	5,170,061
79,123	Royal Bank of Canada	4,558,825
27,472	Silver Wheaton Corporation	455,839
71,612	TELUS Corporation	2,331,284
135,824	Toronto-Dominion Bank	5,862,786
97,909	Transcanada Corporation[a]	3,849,265
171,801	Turquoise Hill Resources, Ltd.[b]	439,176

	Total	60,058,557

Cayman Islands (<0.1%)
900,000	Xinyi Glass Holdings Company, Ltd.	601,336

	Total	601,336

Chile (0.2%)
153,315	Banco Santander Chile SA ADR	2,966,645

	Total	2,966,645

China (0.4%)
4,954,073	Lenovo Group, Ltd.	3,861,083

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
176

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (87.5%)	Value
China (0.4%) - continued
4,432,000	PetroChina Company, Ltd.	$2,933,338

	Total	6,794,421

Denmark (2.0%)
5,909	Aktieselskabet Schouw & Company	368,664
22,340	Jyske Bank AS	1,007,030
21,247	NKT Holding ASb	1,224,918
203,986	Novo Nordisk AS	11,046,574
37,200	Novozymes AS	1,670,519
31,747	Pandora AS	4,150,537
12,400	Per Aarsleff Holding AS	340,387
102,077	Royal Unibrew AS	4,922,490
8,200	SimCorp ASb	377,987
22,425	Spar Nord Bank AS	213,890
57,233	Vestas Wind Systems AS	4,032,623
26,000	William Demant Holding ASb	2,611,455

	Total	31,967,074

Faroe Islands (0.2%)
63,679	Bakkafrost PF	2,464,101

	Total	2,464,101

Finland (0.8%)
7,803	Cramo Oyj	160,503
98,900	Elisa Oyj[a,b]	3,840,415
30,200	Fortum Oyj[a]	456,734
32,700	Huhtamaki Oyj	1,212,420
46,500	Kesko Oyj	2,051,858
4,236	Oriola-KD Oyj	20,871
18,761	Outokumpu Oyj[b]	72,957
18,441	Ramirent Oyj	120,432
101,541	Sponda Oyj	427,349
19,350	Tieto Oyj	504,171
171,294	UPM-Kymmene Oyj	3,096,933
41,356	YIT Oyj	234,211

	Total	12,198,854

France (5.4%)
5,103	Adocia[b]	351,397
63,450	Air France-KLM[b]	602,890
4,028	Alten SA	246,846
11,793	Assystem	319,379
30,600	AtoS	2,485,297
472,436	AXA SA	11,078,040
5,032	Boiron SA	407,171
567,200	Bollore SA	2,198,849
44,161	Cap Gemini SA	4,142,506
18,959	Casino Guichard Perrachon SAa	1,085,045
5,268	Cegid Group	296,966
6,799	Christian Dior SE	1,231,133
37,031	Coface SA	305,363
21,174	Derichebourg	65,371
41,320	Eiffage SA	3,170,676
50,000	Elior Group[d]	1,094,813
2,206	Euler Hermes Group	199,914
1,451	Eurofins Scientific SE	531,241
133,536	Eutelsat Communications	4,306,717
1,936	Guerbet	148,848
33,809	Havas SA	270,877
32,400	Imerys SA	2,256,564
4,710	Innate Pharma SAb	65,072
38,326	Ipsen SA	2,197,705
21,747	Ipsos SA	507,163
71,907	Korian Medica SA	2,116,171
44,500	Legrand SA	2,493,602
14,995	Nexans SAb	672,842

Shares	Common Stock (87.5%)	Value
France (5.4%) - continued
155,436	Orange SA	$2,714,371
22,100	Peugeot SAb	378,088
33,554	Renault SA	3,334,521
62,149	Safran SA	4,338,008
50,069	Saft Groupe SA	1,511,823
38,300	Sanofi	3,079,166
798	Sartorius Stedim Biotech	303,615
43,199	SCOR SE	1,523,025
1,959	Societe de la Tour Eiffel - Warrants[b,c]	0
41,500	Suez Environnement Company SA	759,714
39,738	Technicolor SA	247,921
43,146	Thales SA	3,770,312
309,976	Total SA	14,104,355
11,132	UbiSoft Entertainment SAb	349,078
132,918	Vallourec SA	864,684
97,982	Veolia Environnement SA	2,358,317
35,611	Vinci SA	2,643,199

	Total	87,128,655

Germany (6.2%)
61,660	Aareal Bank AG	1,993,522
41,246	Adidas AG	4,815,929
28,200	Allianz SE	4,579,833
1,053	Amadeus Fire AG	79,681
62,661	Aurubis AG	3,113,662
6,900	Axel Springer SE	371,414
32,676	Bayer AG	3,828,992
3,707	Bechtle AG	382,046
11,207	Centrotec Sustainable AG	178,535
4,751	Deutsche EuroShop AG	222,459
362,013	Deutsche Telekom AG	6,490,299
130,610	Deutsche Wohnen AG	4,053,430
11,844	DIC Asset AG	110,414
4,525	Duerr AG	354,927
99,599	Evonik Industries AG	2,978,743
186,056	Evotec AGb	670,420
35,100	Fraport AG Frankfurt Airport Services Worldwide	2,125,535
70,100	Freenet AG	2,093,685
76,135	Fresenius SE & Company KGaA	5,549,684
76,069	FUCHS PETROLUB SE	3,389,581
32,816	Gerresheimer AG	2,567,548
24,777	Hannover Rueckversicherung SE	2,879,647
6,886	Homag Group AG	282,865
6,210	Hugo Boss AG	405,974
7,271	Indus Holding AG	358,055
25,038	Jenoptik AG	400,661
22,211	Kloeckner & Company SE	217,009
7,159	Linde AG	1,040,192
24,900	Merck KGaA	2,071,279
23,700	MTU Aero Engines AG	2,268,467
14,697	Nemetschek AG	708,250
15,911	Pfeiffer Vacuum Technology AG	1,780,976
61,726	ProSiebenSat.1 Media AG	3,168,703
297,300	RWE AG	3,824,611
3,475	Salzgitter AG	98,194
107,068	SAP SE	8,615,609
443	Sartorius Aktiengesellschaft	112,664
154,300	Siemens AG	16,318,917
33,948	Software AG	1,325,914
1,326	STRATEC Biomedical AG	64,300
96,908	TAG Immobilien AG	1,309,222
15,132	Takkt AG	290,652
72,849	Talanx AG	2,482,609

	Total	99,975,109

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
177

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (87.5%)	Value
Hong Kong (2.5%)
1,631,800	AIA Group, Ltd.	$9,275,190
147,600	Bank of East Asia, Ltd.	551,691
157,000	Champion REIT[b]	79,967
699,300	China Mobile, Ltd.	7,744,726
148,000	CK Hutchison Holdings, Ltd.	1,922,822
26,000	Dah Sing Financial Holdings, Ltd.	159,996
264,000	Giordano International, Ltd.	120,904
330,000	Global Brands Group Holding, Ltd.[b]	39,978
240,000	Guotai Junan International Holdings, Ltd.	84,090
898,000	Haitong International Securities Group, Ltd.	519,439
1,607,000	Hang Lung Group, Ltd.	4,613,052
180,000	Hang Lung Properties, Ltd.	343,659
101,600	Hong Kong Exchanges and Clearing, Ltd.	2,448,170
188,000	Hutchison Telecommunications Hong Kong Holdings, Ltd.	66,228
798,000	Li & Fung, Ltd.	472,774
24,000	NewOcean Energy Holdings, Ltd.	8,638
5,879,000	PCCW, Ltd.	3,807,902
433,000	Samson Holding, Ltd.	51,985
892,000	Shun Tak Holdings, Ltd.	295,382
1,409,500	SmarTone Telecommunications Holdings, Ltd.	2,349,520
132,000	Sunlight Real Estate Investment Trust	67,945
254,000	Swire Pacific, Ltd.	2,739,627
587,500	Swire Pacific, Ltd., Class B	1,146,370
347,700	Swire Properties, Ltd.	941,153
576,000	Texwinca Holdings, Ltd.	562,720
752,000	Truly International Holdings, Ltd.	217,896

	Total	40,631,824

Hungary (0.2%)
164,000	Richter Gedeon Nyrt	3,267,075

	Total	3,267,075

India (2.7%)
15,299	Grasim Industries, Ltd.	888,098
8,000	Grasim Industries, Ltd. GDR	463,357
89,200	Hero Motocorp, Ltd.	3,967,083
277,000	Hindustan Unilever, Ltd.	3,635,799
475,741	Housing Development Finance Corporation	7,938,742
1,308,000	ICICI Bank, Ltd.	4,698,958
208,079	ICICI Bank, Ltd. ADR	1,489,846
353,000	Infosys, Ltd.	6,485,816
1,305,542	ITC, Ltd.	6,468,457
128,696	Ultra Tech Cement, Ltd.	6,276,281
4,570	Ultra Tech Cement, Ltd. GDR	222,815

	Total	42,535,252

Indonesia (0.7%)
15,712,100	Astra International Tbk PT	8,588,348
2,003,100	Indocement Tunggal Prakarsa Tbk PT	2,978,470

	Total	11,566,818

Ireland (1.4%)
205,328	Beazley plc	1,058,015
90,758	CRH plc	2,563,266
76,802	DCC plc	6,773,373
82,511	Grafton Group plc	854,698
282,070	Henderson Group plc	1,043,395
58,463	Hibernia REIT plc	86,615
24,607	Paddy Power plc	3,422,743
35,790	Ryanair Holdings plc ADR	3,071,498

Shares	Common Stock (87.5%)	Value
Ireland (1.4%) - continued
112,570	Smurfit Kappa Group plc	$2,895,702

	Total	21,769,305

Israel (0.3%)
28,742	Delek Automotive Systems, Ltd.	277,828
35,003	Plus500, Ltd.	309,398
19,947	Shufersal, Ltd.	67,010
68,228	Teva Pharmaceutical Industries, Ltd. ADR	3,650,880

	Total	4,305,116

Italy (2.1%)
29,671	Acea SPA	454,371
497,646	Assicurazioni Generali SPA	7,366,705
72,592	Astaldi SPA	335,516
32,390	ASTM SPA	373,851
17,436	Banca IFIS SPA	577,081
815,350	Banca Popolare di Milano SCRL	569,255
41,400	Banco Popolare Societa Cooperativa[b]	284,284
141,650	Beni Stabili SPA	106,201
26,267	Biesse SPA	426,585
3,071	Cerved Information Solutions SPA[b]	25,239
12,109	De’Longhi	275,243
18,426	DiaSorin SPA	1,064,016
435,400	Enel SPA	1,930,229
3,232	Engineering SPA	240,774
44,785	ERG SPA	609,003
441,408	Hera SPA	1,317,681
521,792	Immobiliare Grande Distribuzione SPA	474,870
13,291	Interpump Group SPA	194,162
837,299	Intesa Sanpaolo SPA	2,315,150
146,900	Intesa Sanpaolo SPA-RSP	381,275
497,116	Iren SPA	889,934
44,440	La Doria SPA	665,641
626,917	Mediaset SPA	2,584,420
124,618	Prysmian SPA	2,819,534
188,363	Recordati SPA	4,711,678
1,853	Reply SPA	274,531
912,861	Saras SPA[b]	1,464,024
168,243	Societa Cattolica di Assicurazioni SCRL	1,146,768
47,984	Societa Iniziative Autostradali e Servizi SPA	491,224

	Total	34,369,245

Japan (16.4%)
19,800	Accordia Golf Company, Ltd.	185,872
84,300	Aderans Company, Ltd.	502,955
1,017	Advance Residence Investment Corporation	2,573,088
48,600	Alps Electric Company, Ltd.	848,028
19,000	Amano Corporation	299,622
35,400	AOKI Holdings, Inc.	427,172
37,200	Aoyama Trading Company, Ltd.	1,427,635
23,700	Arcs Company, Ltd.	530,259
4,200	Artnature, Inc.	37,858
58,700	Asatsu-DK, Inc.	1,509,358
77,000	Bank of Kyoto, Ltd.	502,006
374,000	Bank of Yokohama, Ltd.[c]	1,694,194
2,500	BML, Inc.	96,780
111,600	Bridgestone Corporation	4,165,233
3,000	C. Uyemura & Company, Ltd.	127,153
14,600	Canon Electronics, Inc.	214,814
64,600	Canon Marketing Japan, Inc.	1,128,017
17,300	Cawachi, Ltd.	312,178
10,000	Century Tokyo Leasing Corporation	370,355

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
178

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (87.5%)	Value
Japan (16.4%) - continued
6,800	Chiyoda Integre Company, Ltd.	$151,029
28,000	Chugoku Marine Paints, Ltd.	184,630
4,900	Cocokara Fine, Inc.	212,554
25,400	Daicel Corporation	346,238
70,600	Daiichi Sankyo Company, Ltd.	1,566,977
125,000	Daikyo, Inc.	198,775
6,200	Daiseki Company, Ltd.	101,352
77,400	Daiwa House Industry Company, Ltd.	2,175,584
256	Daiwa House Residential Investment Corporation	533,872
10	Daiwa Office Investment Corporation	62,132
195,100	DCM Holdings Company, Ltd.	1,410,122
13,500	Dena Company, Ltd.	232,377
113,000	Denki Kagaku Kogyo KK	464,581
60,700	Denso Corporation	2,436,532
46,900	Doutor Nichires Holdings Company, Ltd.	757,139
59,608	DOWA Holdings Company, Ltd.	331,624
106,800	DTS Corporation	2,041,484
36,400	DUSKIN Company, Ltd.	653,576
5,200	DyDo DRINCO, Inc.	242,327
12,200	East Japan Railway Company	1,052,366
121,200	EDION Corporation	918,520
5,800	Exedy Corporation	128,131
21,400	F.C.C. Company, Ltd.	361,158
30,310	Fields Corporation	505,989
18,500	Foster Electric Company, Ltd.	390,165
125,900	Fuji Heavy Industries, Ltd.	4,445,937
62,949	Fuji Machine Manufacturing Company, Ltd.	641,645
4,200	Fuji Oil Company, Ltd.	75,601
14,800	Fuji Soft, Inc.	322,763
110,000	Fujibo Holdings, Inc.	218,875
10,100	Fujicco Company, Ltd.	210,860
88,300	FUJIFILM Holdings NPV	3,490,261
3,200	Fujimi Incorporated	42,597
395,000	Fukuoka Financial Group, Inc.	1,286,703
9,900	Fuyo General Lease Company, Ltd.	422,479
1,900	Geo Holdings Corporation	31,573
237	Global One Real Estate Investment Corporation	946,162
176,800	Gree, Inc.	969,825
60,667	Hanwa Company, Ltd.	255,994
14,500	Happinet Corporation	131,592
153,900	Haseko Corporation	1,432,884
93,500	Heiwa Corporation	1,938,221
6,900	Heiwa Real Estate Company, Ltd.	85,803
136	Heiwa Real Estate REIT, Inc.	109,870
2,400	HEIWADO Company, Ltd.	49,807
892,019	Hiroshima Bank, Ltd.	3,254,752
4,300	Hitachi Maxell, Ltd.	65,404
528,700	Honda Motor Company, Ltd.	14,455,239
31,869	IBJ Leasing Company, Ltd.	564,880
23,725	Iida Group Holdings Company, Ltd.	462,064
20,500	INES Corporation	210,365
150,900	IT Holdings Corporation	3,569,160
51,100	Iyo Bank, Ltd.	334,087
31,457	JAFCO Company, Ltd.	965,754
94,900	Japan Airlines Company, Ltd.	3,479,031
13,000	Japan Digital Laboratory Company, Ltd.	186,059
390,100	Japan Display, Inc.	761,606
550	Japan Logistics Fund, Inc.	1,149,010
32,500	Japan Securities Finance Company, Ltd.	130,288
9,000	Japan Wool Textile Company, Ltd.	60,841

Shares	Common Stock (87.5%)	Value
Japan (16.4%) - continued
54,000	J-Oil Mills, Inc.	$164,988
186,700	JTEKT Corporation	2,422,693
1,136,300	JX Holdings, Inc.	4,375,168
11,800	Kadokawa Dwango Corporation	181,660
8,000	Kaken Pharmaceutical Company, Ltd.	483,589
86,800	Kao Corporation	4,628,346
247,800	KDDI Corporation	6,611,497
71,300	Kenedix, Inc.	311,332
201,400	Kinden Corporation	2,468,612
35,100	Kissei Pharmaceutical Company, Ltd.	807,957
104,000	KITZ Corporation	449,756
8,410	Koei Tecmo Holdings Company, Ltd.	128,711
41,200	Kohnan Shoji Company, Ltd.	612,589
67,700	Kokuyo Company, Ltd.	791,381
31,300	KOMERI Company, Ltd.	639,574
25,300	Komori Corporation	294,272
104,100	Konica Minolta Holdings, Inc.	882,935
59,000	K’s Holdings Corporation	1,954,576
44,000	Kurabo Industries, Ltd.	76,154
57,000	Kuraray Company, Ltd.	696,590
77,000	Kureha Corporation	244,257
226,000	KYB Company, Ltd.	669,477
28,000	Kyokuto Securities Company, Ltd.	336,123
22,700	KYORIN Holdings, Inc.	432,245
34,100	Kyowa Exeo Corporation	378,453
378,030	Leopalace21 Corporation	2,281,514
10,800	Macnica Fuji Electronics Holdings, Inc.	128,498
49,000	Maeda Road Construction Company, Ltd.	806,200
329,000	Makino Milling Machine Company, Ltd.	2,015,828
1,300	Mandom Corporation	57,788
9,700	Maruwa Company, Ltd.	236,357
186,700	Marvelous, Inc.	1,675,170
72,400	Matsumotokiyoshi Holdings Company, Ltd.	3,786,206
29,000	Meiko Network Japan Company, Ltd.	316,117
14,900	Melco Holdings, Inc.	303,870
3,100	Mimasu Semiconductor Industry Company, Ltd.	28,437
46,700	MIRAIT Holdings Corporation	371,512
299,700	Mitsubishi UFJ Financial Group, Inc.	1,388,692
686,912	Mitsui Chemicals, Inc.	2,286,482
3,957,600	Mizuho Financial Group, Inc.	5,897,944
7,100	Mochida Pharmaceutical Company, Ltd.	526,977
819	Mori Trust Sogo REIT, Inc.	1,415,245
337,000	Morinaga and Company, Ltd.	1,714,585
75,000	Morinaga Milk Industry Company, Ltd.	401,462
254,363	MS and AD Insurance Group Holdings, Inc.[a]	7,089,418
22,900	NEC Networks & System Integration Corporation	355,569
134,000	Net One Systems Company, Ltd.	723,431
30,000	Nichirei Corporation	243,571
449,000	Nippon Electric Glass Company, Ltd.	2,296,361
89,000	Nippon Flour Mills Company, Ltd.	730,918
710,172	Nippon Sheet Glass Company[b]	504,309
38,500	Nippon Shokubai Company, Ltd.	1,961,142
25,800	Nippon Signal Company, Ltd.	213,284
463,100	Nippon Suisan Kaisha, Ltd.	2,247,496
56,000	Nippon Synthetic Chemical Industry Company, Ltd.	354,987
45,000	Nippon Telegraph & Telephone Corporation	1,943,888

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
179

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (87.5%)	Value
Japan (16.4%) - continued
44,000	Nippon Thompson Company, Ltd.	$157,179
917,640	Nippon Yusen Kabushiki Kaisha	1,769,497
469,000	Nishi-Nippon City Bank, Ltd.	828,297
293,105	Nissan Motor Company, Ltd.[a]	2,709,828
62,684	Nissan Shatai Company, Ltd.	630,036
119,000	Nisshin OilliO Group, Ltd.	485,559
76,800	Nissin Kogyo Company, Ltd.	1,034,928
20,000	Nittetsu Mining Company, Ltd.	74,648
49,817	Nitto Kogyo Corporation	793,530
32,200	Nomura Real Estate Holdings, Inc.	594,412
74,800	North Pacific Bank, Ltd.	189,123
31,200	NSD Company, Ltd.	460,658
103,899	Oita Bank, Ltd.	323,619
33,100	Okamura Corporation	315,674
33,000	Okasan Securities Group, Inc.	172,176
7,700	Okinawa Electric Power Company, Inc.	207,171
299,000	Okuma Corporation	2,088,666
275,000	Osaka Gas Company, Ltd.	1,055,600
30,100	OSG Corporation[a]	561,381
7,600	Otsuka Corporation	400,909
140,700	Otsuka Holdings Company, Ltd.	5,110,455
45,500	Paltac Corporation	805,246
8,500	Paramount Bed Holdings Company, Ltd.	310,520
20,100	Plenus Company, Ltd.	362,367
12,000	Recruit Holdings Company, Ltd.	365,888
8,412	Riso Kagaku Corporation	129,673
211,800	Round One Corporation	1,193,559
11,000	Ryobi, Ltd.	43,330
26,900	Saint Marc Holdings Company, Ltd.	741,686
12,100	Sangetsu Company, Ltd.	218,977
338,800	Sanwa Holdings Corporation	2,520,422
191,000	Sanyo Shokai, Ltd.	433,171
209,200	Seino Holdings Company, Ltd.	2,250,609
54,900	Sekisui Chemical Company, Ltd.	675,872
336,200	Sekisui House, Ltd.	5,672,225
40,700	Shimachu Company, Ltd.	970,958
64,000	Shindengen Electric Manufacturing Company, Ltd.	216,787
124,100	Shinko Electric Industries Company, Ltd.	697,617
52,000	ShinMaywa Industries, Ltd.	368,504
593,000	Showa Denko KK	611,770
137,300	SKY Perfect JSAT Holdings, Inc.	798,783
18,200	Sodick Company, Ltd.	135,975
143,100	Sojitz Corporation	293,794
95,900	Sompo Japan Nipponkoa Holdings, Inc.	2,717,947
46,940	Sumitomo Corporation	465,784
31,700	Sumitomo Forestry Company, Ltd.	363,896
568,000	Sumitomo Heavy Industries, Ltd.	2,344,492
74,500	Sumitomo Mitsui Financial Group, Inc.	2,261,647
406,304	Sumitomo Mitsui Trust Holdings, Inc.	1,189,447
20,400	Sumitomo Riko Company, Ltd.	177,639
13,000	Sumitomo Seika Chemicals Company, Ltd.	64,208
55,300	T&D Holdings, Inc.	516,560
27,000	Tadano, Ltd.	250,547
21,200	Tamron Company, Ltd.	347,203
52,000	Toagosei Company, Ltd.	432,702
4,500	TOCALO Company, Ltd.	80,911
30,100	Toho Company, Ltd.	791,220
51,000	Toho Gas Company, Ltd.	361,993
128,200	Toho Holdings Company, Ltd.	2,739,995
156,600	Tohoku Electric Power Company, Inc.	2,018,177
42,000	Tokai Tokyo Financial Holdings, Inc.	229,948

Shares	Common Stock (87.5%)	Value
Japan (16.4%) - continued
62,100	Tokio Marine Holdings, Inc.	$2,098,231
42,100	Tokyo Electron, Ltd.	2,741,948
25,400	Tokyo Seimitsu Company, Ltd.	498,313
85,000	Tokyotokeiba Company, Ltd.	170,456
929	Tokyu REIT, Inc.	1,273,279
201	Top REIT, Inc.	793,530
49,000	Toppan Forms Company, Ltd.	545,178
35,000	Tosei Corporation	253,316
361,000	Tosoh Corporation	1,516,048
32,100	TOTO, Ltd.	999,170
34,000	Toyo Securities Company, Ltd.	84,788
459,300	Toyota Motor Corporation	24,359,162
15,400	Transcosmos, Inc.	399,858
97,000	Tsubakimoto Chain Company	600,286
48,900	Tsumura & Company	1,172,969
7,200	TV Asahi Holdings Corporation	129,164
75,000	Ube Industries, Ltd.	132,582
237,100	UNY Group Holdings Company, Ltd.	1,669,014
98,200	Valor Company, Ltd.	2,475,932
30,000	Wacoal Holdings Corporation	358,002
18,600	Wakita & Company, Ltd.	155,146
7,100	Warabeya Nichiyo Company, Ltd.	156,261
66,000	West Japan Railway Company	4,075,315
21,700	Xebio Holdings Company, Ltd.	346,483
64,800	Yamato Kogyo Company, Ltd.	1,403,972
14,800	Yorozu Corporation	310,418

	Total	262,370,212

Jersey (0.1%)
348,290	Petra Diamonds, Ltd.	526,492
332,234	Regus plc	1,507,981
13,749	WPP plc	320,014

	Total	2,354,487

Luxembourg (0.5%)
54,610	APERAM	2,080,587
21,949	Millicom International Cellular SA	1,197,309
42,588	Oriflame Holdings AGb	845,661
37,755	Subsea 7 SAb	284,796
161,000	Tenaris SA ADR	3,986,360

	Total	8,394,713

Malaysia (0.3%)
1,076,512	CIMB Group Holdings Berhad	1,338,091
667,400	Public Bank Berhad	3,211,207

	Total	4,549,298

Mexico (1.2%)
79,000	Fomento Economico Mexicano SAB de CV ADR	7,608,490
24,500	Grupo Aeroportuario del Sureste SAB de CV ADR	3,679,165
1,336,594	Grupo Financiero Banorte SAB de CV ADR	7,574,508
259,000	Organizacion Soriana SAB de CVb	613,428

	Total	19,475,591

Netherlands (2.8%)
1,723,151	Aegon NV	9,470,095
43,338	ASM International NV	1,937,983
77,297	BE Semiconductor Industries NV	2,112,054
30,944	Corbion NV	734,027
5,741	Eurocommercial Properties NV	268,200
14,638	Euronext NVd	607,111
76,903	Heineken NV	6,958,013
101,136	Koninklijke Boskalis Westminster NV	3,963,823

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
180

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (87.5%)	Value
Netherlands (2.8%) - continued
17,967	Koninklijke DSM NV	$987,847
42,590	Koninklijke Vopak NV	2,118,210
76,081	NN Group NV	2,483,646
33,138	NSI NV	157,312
29,800	Randstad Holding NV	1,648,292
208,805	Unilever NV	9,387,632
14,452	Vastned Retail NV	645,646
5,719	Wereldhave NV	319,328
17,374	Wessanen	188,130
12,900	Wolters Kluwer NV	514,163

	Total	44,501,512

New Zealand (0.2%)
475,468	Air New Zealand, Ltd.	940,039
382,243	Meridian Energy, Ltd.	691,478
94,709	Nuplex Industries, Ltd.	340,181
416,900	Sky Network Television, Ltd.	1,432,266

	Total	3,403,964

Norway (1.0%)
18,950	Atea ASA	180,750
63,962	Austevoll Seafood ASA	524,895
74,925	Avance Gas Holdings, Ltd.[d]	520,952
36,875	Borregaard ASA	247,107
19,142	Leroy Seafood Group ASA	903,691
508,807	Norsk Hydro ASA	2,090,443
112,575	Ocean Yield ASA[a]	754,613
461,732	Orkla ASA	4,176,266
54,387	SalMar ASA	1,332,518
30,748	SpareBank 1 SMN[b]	195,852
93,375	Telenor ASA	1,509,787
92,037	Yara International ASA	3,455,049

	Total	15,891,923

Philippines (0.7%)
8,459,500	Ayala Land, Inc.	6,473,707
2,197,270	Bank of the Philippine Islands	4,152,197

	Total	10,625,904

Poland (0.3%)
105,348	Bank Pekao SA	4,644,605

	Total	4,644,605

Portugal (0.3%)
133,930	Altri SGPS SA	583,219
6,184,256	Banco Espirito Santo SAb,c	704
217,346	Jeronimo Martins SGPS SA	3,552,956
142,886	Redes Energeticas Nacionais SGPS SA	467,813

	Total	4,604,692

Russia (0.7%)
143,500	Lukoil ADR	5,499,883
33,597	Magnit PJSC	5,272,736

	Total	10,772,619

Singapore (1.1%)
96,600	DBS Group Holdings, Ltd.	1,100,465
497,092	Singapore Technologies Engineering, Ltd.	1,190,396
533,440	Soilbuild Business Space REIT	288,902
589,100	StarHub, Ltd.	1,464,735
190,500	United Engineers, Ltd.	330,428
794,800	United Overseas Bank, Ltd.	11,117,661
381,100	Venture Corporation, Ltd.	2,362,568

Shares	Common Stock (87.5%)	Value
Singapore (1.1%) - continued
340,900	Yanlord Land Group, Ltd.	$308,724

	Total	18,163,879

South Africa (0.6%)
53,900	Investec plc	395,380
339,584	Massmart Holdings, Ltd.	2,910,074
273,479	MTN Group, Ltd.	2,497,519
594,000	Truworths International, Ltd.	3,945,750

	Total	9,748,723

South Korea (0.2%)
17,401	E-Mart Company, Ltd.	2,672,171

	Total	2,672,171

Spain (1.7%)
24,100	Abertis Infraestructuras SA	395,709
22,930	Almirall SA	384,620
149,351	Banco Bilbao Vizcaya Argentaria SA	986,206
404,400	Distribuidora Internacional de Alimentacion SAb	2,095,417
84,958	Ebro Foods SA	1,851,671
217,200	Enagas SA	6,519,207
139,292	Ence Energia y Celulosa SA	468,197
121,938	Endesa SA	2,336,740
14,498	Faes Farma SA	45,616
22,514	Gamesa Corporacion Tecnologia SA	443,061
900,265	Iberdrola SA	5,993,040
350,452	International Consolidated Airlines Group SA	2,788,521
19,138	Lar Espana Real Estate SOCIMI SA	181,404
8,997	Let’s GOWEX SAb,c	1
39,811	Mediaset Espana Comunicacion SA	456,940
21,121	Papeles y Cartones de Europa SA	134,372
130,493	Prosegur Compania de Seguridad SA	734,000
13,101	Viscofan SA	783,225

	Total	26,597,947

Sweden (2.8%)
139,300	Alfa Laval AB	2,275,182
22,615	Atlas Copco Aktiebolag	567,577
129,700	Axfood AB	2,393,513
28,586	Betsson ABb	442,951
138,700	BillerudKorsnas AB	2,264,194
262,345	Boliden AB	4,184,849
73,849	Byggmax Group AB	677,171
149,347	Castellum AB	2,370,889
82,844	Dios Fastigheter AB	607,843
35,800	Fabege ABb	603,229
88,434	Fastighets AB Balder[b]	2,239,569
120,387	Granges AB	1,044,983
10,054	Haldex AB	88,475
75,457	Hemfosa Fastigheter AB	827,545
265,800	Husqvarna AB	1,940,974
10,800	Indutrade AB	662,345
50,685	Intrum Justitia AB	1,786,148
110,244	Investor AB	3,897,037
47,537	Inwido AB	584,837
26,457	Kungsleden AB	187,107
106,739	Loomis AB	3,012,762
206,242	Micronic Mydata AB	1,860,814
7,211	NetEnt ABb	406,760
41,004	Nobia AB	428,549
22,696	Nolato AB	635,778
57,700	Securitas AB	954,156
77,138	SSAB AB, Class Ab	277,389
33,416	SSAB AB, Class Bb	100,178

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
181

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (87.5%)	Value
Sweden (2.8%) - continued
113,140	Svenska Cellulosa AB SCA	$3,528,925
67,700	Swedish Match AB	2,294,900
42,630	Wihlborgs Fastigheter AB	904,131

	Total	44,050,760

Switzerland (5.5%)
62,433	Adecco SA	4,061,340
11,943	Ascom Holding AG	224,013
1,679	Autoneum Holding AGb	431,622
1,366	Bobst Group SA	82,217
761	Cembra Money Bank AGb	53,117
13,737	Compagnie Financiere Richemont SA	907,335
1,420	Daetwyler Holding AG	211,557
4,059	dorma+kaba Holding AG	2,588,687
678	Emmi AGb	370,231
902	Flughafen Zuerich AG	806,927
1,120	Forbo Holding AG	1,355,565
7,015	Georg Fischer AG	5,665,035
588,191	Glencore Xstrata plc[b]	1,322,521
4,000	Helvetia Holding AG	2,285,704
3,294	Kardex AGb	271,159
21,331	LafargeHolcim, Ltd.	1,001,696
37,779	Lonza Group AG	6,386,214
4,260	Mobimo Holding AG	1,036,924
148,138	Nestle SA	11,054,172
314,277	Novartis AG	22,738,549
2,186	Rieter Holding AG	471,955
8,600	Roche Holding AG-BR	2,158,482
69,312	Roche Holding AG-Genusschein	17,018,888
341	Schweiter Technologies AG	314,340
3,000	Swisscom AG	1,628,278
7,114	Tecan Group AG	1,081,592
69,780	UBS Group AG	1,122,484
4,207	Valiant Holding AG	448,221
7,652	Zehnder Group AG	308,758

	Total	87,407,583

Taiwan (0.7%)
662,300	Taiwan Mobile Company, Ltd.	2,150,203
1,838,951	Taiwan Semiconductor Manufacturing Company, Ltd.	9,172,382

	Total	11,322,585

Thailand (0.7%)
427,750	Siam Cement pcl	5,685,372
1,413,500	Siam Commercial Bank pcl	5,656,925

	Total	11,342,297

Turkey (0.8%)
1,665,982	Akbank TAS	4,745,364
186,340	BIM Birlesik Magazalar AS	4,040,390
1,578,000	Turkiye Garanti Bankasi AS	4,616,768

	Total	13,402,522

United Kingdom (11.5%)
438,778	3i Group plc	2,869,050
38,264	Aggreko plc	590,895
324,513	Amec Foster Wheeler plc	2,093,856
22,479	Ashmore Group plc	92,645
180,690	Ashtead Group plc	2,237,470
349,554	Auto Trader Group plc[d]	1,955,774
167,900	Babcock International Group plc	2,286,351
33,950	BAE Systems plc	247,640
284,800	Barratt Developments plc	2,286,369
103,961	Bellway plc	3,910,606
49,668	Berendsen plc	856,700

Shares	Common Stock (87.5%)	Value
United Kingdom (11.5%) - continued
25,307	Berkeley Group Holdings plc	$1,166,874
107,000	BHP Billiton plc	1,200,858
27,830	Bodycote plc	240,672
798,013	Booker Group plc	1,972,524
93,515	Bovis Homes Group plc	1,248,527
91,206	Britvic plc	929,524
314,200	BT Group plc	1,983,901
74,800	Bunzl plc	2,169,699
28,155	Burberry Group plc	550,424
68,580	Cineworld Group plc	528,369
802,500	Cobham plc	2,499,004
217,113	Compass Group plc	3,827,340
103,115	CYBG plc[b]	308,785
76,024	Dart Group plc	725,016
253,416	Debenhams plc	273,428
575,971	Direct Line Insurance Group plc	3,055,057
156,770	Domino’s Pizza Group plc	2,268,606
166,569	DS Smith plc	974,483
72,698	Galliford Try plc	1,495,757
89,300	GKN plc	369,732
139,918	Globo plc[b,c]	20
108,102	Great Portland Estates plc	1,128,551
62,847	Greggs plc	980,581
202,909	Hansteen Holdings plc	310,078
214,800	Hays plc	372,881
92,032	Hiscox, Ltd.	1,278,880
555,073	Howden Joinery Group plc	3,809,869
3,093,433	HSBC Holdings plc	19,237,887
24,504	Hunting plc	112,218
115,779	IG Group Holdings plc	1,328,069
189,781	Imperial Tobacco Group plc	10,507,620
462,981	Inchcape plc	4,801,936
226,824	Indivior plc	530,454
460,029	Intermediate Capital Group plc	4,082,925
1,428,576	ITV plc	4,936,460
324,364	John Wood Group plc	2,856,414
37,069	Kazakhmys plc[b]	90,358
226,447	KCOM Group plc	349,626
46,250	Keller Group plc	570,934
28,571	Kier Group plc	526,121
32,109	Lancashire Holdings, Ltd.	253,865
115,100	Legal & General Group plc	387,823
1,024,189	LondonMetric Property plc	2,327,617
234,965	Man Group plc	513,557
662,000	Marks and Spencer Group plc	3,857,691
45,240	Melrose Industries plc	231,426
89,946	Micro Focus International plc	2,025,225
492,930	Mitie Group plc	1,818,651
193,273	Moneysupermarket.com Group plc	880,887
74,500	National Express Group plc	367,147
6,700	Next plc	518,857
32,417	OneSavings Bank plc	154,948
77,435	Ophir Energy plc[b]	85,463
89,321	Paragon Group of Companies plc	413,397
66,300	Persimmon plc	1,981,120
81,210	Premier Oil plc[b]	51,409
151,900	PZ Cussons plc	658,603
467,787	QinetiQ Group plc	1,529,641
12,632	Redde plc	30,285
170,845	Rentokil Initial plc	433,237
141,900	Restaurant Group plc	798,742
282,353	Rexam plc	2,566,604
892,428	Rotork plc	2,339,641
94,200	Royal Dutch Shell plc	2,282,816
3,723	Royal Dutch Shell plc, Class A	89,895
307,624	Royal Dutch Shell plc, Class B	7,485,937

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
182

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (87.5%)	Value
United Kingdom (11.5%) - continued
225,800	Royal Mail plc	$1,557,019
69,588	SABMiller plc	4,230,516
61,959	Safestore Holdings plc	298,722
153,227	Savills plc	1,666,939
46,981	Schroders plc	1,806,162
41,200	Shire plc	2,349,825
14,999	Spectris plc	395,880
16,900	Spirax-Sarco Engineering plc	882,284
256,400	SSE plc	5,487,016
591,000	Stagecoach Group plc	2,135,641
452,895	Standard Chartered plc	3,062,924
82,538	Synthomer plc	431,758
1,352,447	Taylor Wimpey plc	3,685,903
106,875	Travis Perkins plc	2,799,674
71,508	Tullett Prebon plc	361,321
101,399	Unilever plc	4,572,345
997,700	Vodafone Group plc	3,170,339
18,057	WH Smith plc	470,368
1,161,300	William Hill plc	5,433,345
14,713	Workspace Group plc	165,267
41,415	WS Atkins plc	813,084

	Total	184,888,634

United States (0.2%)
47,700	Yum! Brands, Inc.	3,904,245

	Total	3,904,245

	Total Common Stock (cost $1,368,428,369)	1,400,726,254

Principal Amount	Long-Term Fixed Income (8.2%)
Angola (0.1%)
	Angola Goverment International Bond
$920,000	9.500%, 11/12/2025	837,200

	Total	837,200

Argentina (0.2%)
	Arcos Dorados BV
161,000	6.625%, 9/27/2023[d]	153,352
	Argentina Government International Bond
522,919	7.820%, 12/31/2033[e,f]	660,485
350,510	8.280%, 12/31/2033[f]	409,220
953,386	8.280%, 12/31/2033[f]	1,139,296
320,000	0.000%, 12/15/2035[g]	35,584
3,532,000	0.000%, 12/15/2035[e,g]	407,936
1,527,000	0.000%, 12/15/2035[g]	161,862
930,000	2.500%, 12/31/2038[f,h]	620,775
	YPF SA
90,000	8.875%, 12/19/2018	93,555

	Total	3,682,065

Armenia (<0.1%)
	Armenia Government International Bond
260,000	6.000%, 9/30/2020	256,968
200,000	7.150%, 3/26/2025	196,880

	Total	453,848

Azerbaijan (<0.1%)
	State Oil Company of Azerbaijan Republic
420,000	4.750%, 3/13/2023	368,580

	Total	368,580

Principal Amount	Long-Term Fixed Income (8.2%)	Value
Belize (<0.1%)
	Belize Government International Bond
$116,500	5.000%, 2/20/2038*,h	$57,085

	Total	57,085

Bermuda (0.1%)
	Digicel Group, Ltd.
210,000	8.250%, 9/30/2020*	180,075
	Digicel, Ltd.
410,000	6.000%, 4/15/2021*	366,950
770,000	6.750%, 3/1/2023[d]	679,525

	Total	1,226,550

Brazil (0.5%)
	Banco do Brasil SA/Cayman
600,000	9.000%, 6/18/2049[i]	416,400
840,000	6.250%, 10/15/2049[i]	468,048
	Brazil Government International Bond
1,516,000	6.000%, 8/15/2050[j]	1,142,770
540,000	4.250%, 1/7/2025	495,450
1,100,000	6.000%, 4/7/2026	1,116,500
	Brazil Loan Trust 1
527,324	5.477%, 7/24/2023	483,820
1,027,835	5.477%, 7/24/2023*	943,039
	Brazil Minas SPE via State of Minas Gerais
1,579,000	5.333%, 2/15/2028	1,346,098
1,130,000	5.333%, 2/15/2028*	963,325
	Brazil Notas do Tesouro Nacional Serie F
312,000	10.000%, 1/1/2017[j]	86,689
	Independencia International, Ltd.
95,246	12.000%, 12/30/2016*,c,f	0
	Petrobras Global Finance BV
370,000	6.250%, 3/17/2024	295,889
	Tupy SA
450,000	6.625%, 7/17/2024[d]	418,500

	Total	8,176,528

Bulgaria (<0.1%)
	Bulgaria Government International Bond
180,000	4.250%, 7/9/2017[e]	215,520

	Total	215,520

Cameroon (<0.1%)
	Republic of Cameroon International Bond
200,000	9.500%, 11/19/2025	188,000

	Total	188,000

Cayman Islands (<0.1%)
	Agromercantil Senior Trust
110,000	6.250%, 4/10/2019	113,300
	Petrobras International Finance Company
150,000	5.750%, 1/20/2020	130,313
10,000	5.375%, 1/27/2021	8,266

	Total	251,879

Chile (0.4%)
	AES Gener SA
450,000	5.250%, 8/15/2021	477,552
	Banco del Estado de Chile
500,000	4.125%, 10/7/2020	528,196
260,000	4.125%, 10/7/2020[d]	274,662

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
183

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (8.2%)	Value
Chile (0.4%) - continued
	Chile Government International Bond
$614,000	3.125%, 1/21/2026	$620,447
150,000	3.625%, 10/30/2042	141,375
	Corpbanca SA
552,000	3.875%, 9/22/2019[d]	565,335
	E.CL SA
220,000	5.625%, 1/15/2021[d]	241,735
	Empresa Electrica Angamos SA
1,130,000	4.875%, 5/25/2029[d]	1,047,203
	GNL Quintero SA
200,000	4.634%, 7/31/2029	200,500
1,110,000	4.634%, 7/31/2029[d]	1,112,775
	Sociedad Quimica y Minera de Chile SA
120,000	5.500%, 4/21/2020	124,290
210,000	3.625%, 4/3/2023	191,625
448,000	4.375%, 1/28/2025*	421,120

	Total	5,946,815

China (<0.1%)
	Biostime International Holdings, Ltd.
2,000,000	Zero Coupon, 2/20/2019[k]	259,109

	Total	259,109

Colombia (0.3%)
	Banco de Bogota SA
850,000	5.000%, 1/15/2017	860,625
	Colombia Government International Bond
70,000	8.125%, 5/21/2024	87,360
560,000	4.500%, 1/28/2026	572,600
340,000	3.875%, 3/22/2026[e]	390,427
240,000	6.125%, 1/18/2041	252,000
1,290,000	5.625%, 2/26/2044	1,283,550
2,250,000	5.000%, 6/15/2045	2,092,500
	Ecopetrol SA
80,000	7.375%, 9/18/2043	73,200

	Total	5,612,262

Costa Rica (0.3%)
	Banco de Costa Rica
200,000	5.250%, 8/12/2018	202,500
410,000	5.250%, 8/12/2018[d]	415,125
	Banco Nacional de Costa Rica
410,000	4.875%, 11/1/2018[d]	407,950
890,000	6.250%, 11/1/2023[d]	869,975
	Costa Rica Government International Bond
30,000	9.995%, 8/1/2020	35,925
720,000	5.625%, 4/30/2043	549,000
690,000	7.000%, 4/4/2044	622,725
1,230,000	7.158%, 3/12/2045[d]	1,113,150

	Total	4,216,350

Cote D’Ivoire (<0.1%)
	Ivory Coast Covernment International Bond
200,000	6.375%, 3/3/2028	189,000

	Total	189,000

Croatia (0.2%)
	Croatia Government International Bond
320,000	6.375%, 3/24/2021[d]	349,600
1,310,000	3.875%, 5/30/2022[e]	1,527,918

Principal Amount	Long-Term Fixed Income (8.2%)	Value
Croatia (0.2%) - continued
$770,000	3.000%, 3/11/2025[e]	$827,173

	Total	2,704,691

Czech Republic (<0.1%)
	Czech Republic Government Bond
7,660,000	0.370%, 10/27/2016[g,l]	322,898

	Total	322,898

Dominican Republic (0.5%)
	Aeropuertos Dominicanos Siglo XXI SA
800,000	9.750%, 11/13/2019	844,000
	Dominican Republic Government International Bond
63,914	9.040%, 1/23/2018	67,749
8,100,000	15.000%, 4/5/2019[m]	198,968
3,600,000	16.000%, 7/10/2020[m]	94,240
813,000	7.500%, 5/6/2021	886,170
3,800,000	11.500%, 5/10/2024[m]	87,914
420,000	6.875%, 1/29/2026[d]	446,250
310,000	8.625%, 4/20/2027	348,750
2,700,000	18.500%, 2/4/2028[d,m]	83,582
5,900,000	11.375%, 7/6/2029[m]	131,724
832,000	7.450%, 4/30/2044	873,600
2,410,000	6.850%, 1/27/2045[d]	2,385,900
2,237,000	6.850%, 1/27/2045	2,214,630

	Total	8,663,477

Ecuador (0.1%)
	Ecuador Government International Bond
280,000	10.500%, 3/24/2020	252,000
340,000	10.500%, 3/24/2020[d]	306,000
200,000	7.950%, 6/20/2024	166,000
	EP PetroEcuador
368,421	6.258%, 9/24/2019[g]	319,605

	Total	1,043,605

El Salvador (0.2%)
	El Salvador Government International Bond
100,000	7.375%, 12/1/2019	99,500
310,000	7.750%, 1/24/2023	303,800
453,000	5.875%, 1/30/2025	390,713
585,000	6.375%, 1/18/2027	506,025
130,000	8.250%, 4/10/2032	123,175
1,280,000	7.650%, 6/15/2035	1,120,000
319,000	7.625%, 2/1/2041	270,352

	Total	2,813,565

Ethiopia (<0.1%)
	Ethiopia Government International Bond
440,000	6.625%, 12/11/2024	404,800

	Total	404,800

Gabon (<0.1%)
	Gabon Government International Bond
730,000	6.375%, 12/12/2024	605,900
680,000	6.950%, 6/16/2025	566,100

	Total	1,172,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
184

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (8.2%)	Value
Ghana (0.2%)
	Ghana Government International Bond
$120,000	8.500%, 10/4/2017	$118,140
800,000	7.875%, 8/7/2023	634,000
690,000	10.750%, 10/14/2030[d]	673,405

	Total	1,425,545

Guatemala (0.1%)
	Agromercantil Senior Trust
320,000	6.250%, 4/10/2019[d]	329,600
	Guatemala Government International Bond
850,000	5.750%, 6/6/2022	926,500
490,000	4.875%, 2/13/2028	494,900
380,000	4.875%, 2/13/2028[d]	383,800

	Total	2,134,800

Honduras (0.1%)
	Honduras Government International Bond
675,000	8.750%, 12/16/2020	754,313
1,010,000	8.750%, 12/16/2020*	1,128,675

	Total	1,882,988

Hong Kong (<0.1%)
	China Resources Cement Holdings, Ltd.
200,000	2.125%, 10/5/2017	200,415
	Wharf Finance, Ltd.
200,000	4.625%, 2/8/2017	204,787

	Total	405,202

Hungary (0.5%)
	Hungary Government International Bond
790,000	4.375%, 7/4/2017[e]	944,147
1,840,000	5.750%, 6/11/2018[e]	2,322,796
1,610,000	6.250%, 1/29/2020	1,789,966
70,000	5.375%, 2/21/2023	77,575
1,090,000	5.750%, 11/22/2023	1,241,510
220,000	5.375%, 3/25/2024	246,385
400,000	7.625%, 3/29/2041	566,400
	MFB Magyar Fejlesztesi Bank Zrt
210,000	6.250%, 10/21/2020[d]	231,672

	Total	7,420,451

India (0.1%)
	Adani Ports and Special Economic Zone, Ltd.
200,000	3.500%, 7/29/2020[d]	200,700
	Greenko Dutch BV
200,000	8.000%, 8/1/2019	213,000
480,000	8.000%, 8/1/2019[d]	511,200

	Total	924,900

Indonesia (0.5%)
	Indonesia Government International Bond
310,000	6.875%, 1/17/2018*	336,287
560,000	11.625%, 3/4/2019	702,295
470,000	5.375%, 10/17/2023	515,595
810,000	5.875%, 1/15/2024	909,637
1,570,000	4.750%, 1/8/2026d	1,647,098
585,000	8.500%, 10/12/2035	792,130
200,000	6.625%, 2/17/2037	231,863

Principal Amount	Long-Term Fixed Income (8.2%)	Value
Indonesia (0.5%) - continued
$320,000	7.750%, 1/17/2038	$411,575
750,000	5.250%, 1/17/2042	753,663
200,000	6.750%, 1/15/2044	241,745
	Majapahit Holding BV
100,000	7.750%, 10/17/2016	103,250
	Perusahaan Penerbit SBSN Indonesia III
200,000	4.000%, 11/21/2018[d]	208,000
200,000	4.550%, 3/29/2026[d]	200,000
	PT Pertamina Persero
390,000	5.625%, 5/20/2043[d]	343,487
	PT Perusahaan Gas Negara (Persero) Tbk PT
410,000	5.125%, 5/16/2024	419,701

	Total	7,816,326

Iraq (<0.1%)
	Iraq Government International Bond
950,000	5.800%, 1/15/2028	652,650

	Total	652,650

Israel (<0.1%)
	Delek and Avner Yam Tethys, Ltd.
110,000	2.803%, 12/30/2016[d]	109,725
110,000	3.839%, 12/30/2018[d]	109,824

	Total	219,549

Ivory Coast (<0.1%)
	Ivory Coast Government International Bond
600,000	5.750%, 12/31/2032	553,500

	Total	553,500

Japan (<0.1%)
	SoftBank Group Corporation
630,000	4.500%, 4/15/2020	638,663
280,000	4.500%, 4/15/2020[d]	283,850

	Total	922,513

Kazakhstan (0.1%)
	Kazakhstan Government International Bond
660,000	5.125%, 7/21/2025[d]	679,635
320,000	4.875%, 10/14/2044[d]	281,120
550,000	6.500%, 7/21/2045[d]	571,175
	KazMunayGas National Company JSC
330,000	9.125%, 7/2/2018	359,783

	Total	1,891,713

Kenya (0.1%)
	Kenya Government International Bond
1,440,000	6.875%, 6/24/2024	1,357,200

	Total	1,357,200

Latvia (<0.1%)
	Latvia Government International Bond
381,000	5.250%, 2/22/2017	394,068

	Total	394,068

Luxembourg (0.2%)
	Altice Financing SA
290,000	6.625%, 2/15/2023[d]	290,725
	Gazprom Neft OAO Via GPN Capital SA
1,590,000	6.000%, 11/27/2023[d]	1,574,100

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
185

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (8.2%)	Value
Luxembourg (0.2%) - continued
	Telefonica Celular del Paraguay SA
$400,000	6.750%, 12/13/2022	$392,000
	Tupy Overseas SA
222,000	6.625%, 7/17/2024	206,460
	Wind Acquisition Finance SA
280,000	4.000%, 7/15/2020*,e	315,825
360,000	7.000%, 4/23/2021[e]	392,747
270,000	7.375%, 4/23/2021	244,350
290,000	7.375%, 4/23/2021[d]	262,450

	Total	3,678,657

Macedonia, The Former Yugoslav Republic Of (0.1%)
	Macedonia International Government Bond
790,000	4.875%, 12/1/2020[d,e]	896,343

	Total	896,343

Malaysia (0.1%)
	1MDB Global Investments, Ltd.
1,000,000	4.400%, 3/9/2023	930,975

	Total	930,975

Mexico (0.5%)
	America Movil SAB de CV
2,600,000	6.000%, 6/9/2019[n]	149,163
	Cemex SAB de CV
180,000	4.750%, 1/11/2022[d,e]	198,166
	Gruma, SAB de CV
340,000	4.875%, 12/1/2024[d]	360,570
	Grupo Cementos de Chihuahua SAB de CV
200,000	8.125%, 2/8/2020[d]	207,000
	Metalsa SA de CV
350,000	4.900%, 4/24/2023[d]	328,895
	Mexican Udibonos
4,710,201	5.000%, 6/16/2016[n]	273,479
	Mexico Government International Bond
240,000	4.000%, 3/15/2115[e]	237,116
170,000	3.625%, 3/15/2022	175,525
3,584,100	10.000%, 12/5/2024[n]	266,313
360,000	6.050%, 1/11/2040	422,100
930,000	4.750%, 3/8/2044	927,675
217,000	5.550%, 1/21/2045	240,327
304,000	5.750%, 10/12/2110	307,800
	Pemex Project Funding Master Trust
40,000	6.625%, 6/15/2035	38,400
	Petroleos Mexicanos
300,000	5.500%, 2/4/2019[d]	314,250
710,000	6.375%, 2/4/2021[d]	757,215
1,520,000	6.875%, 8/4/2026[d]	1,645,400
263,000	5.500%, 6/27/2044	218,527
	Trust F/1401
200,000	6.950%, 1/30/2044	195,000
210,000	6.950%, 1/30/2044*	204,750
	United Mexican States
660,000	4.125%, 1/21/2026	692,010

	Total	8,159,681

Montenegro (<0.1%)
	Montenegro Government International Bond
200,000	3.875%, 3/18/2020[d,e]	214,167

	Total	214,167

Principal Amount	Long-Term Fixed Income (8.2%)	Value
Namibia (<0.1%)
	Namibia Government International Bond
$270,000	5.250%, 10/29/2025[d]	$260,550

	Total	260,550

Netherlands (<0.1%)
	Listrindo Capital BV
340,000	6.950%, 2/21/2019	349,835
	Petrobras Global Finance BV
270,000	4.375%, 5/20/2023	197,019

	Total	546,854

Nigeria (<0.1%)
	Nigeria Government International Bond
600,000	6.375%, 7/12/2023	552,000

	Total	552,000

Pakistan (0.1%)
	Pakistan Government International Bond
370,000	6.875%, 6/1/2017	382,234
200,000	7.250%, 4/15/2019[d]	210,315
210,000	6.750%, 12/3/2019*	219,472
260,000	8.250%, 4/15/2024[d]	276,148

	Total	1,088,169

Panama (0.1%)
	Panama Government International Bond
10,000	8.875%, 9/30/2027	14,325
659,000	9.375%, 4/1/2029	981,910
	Panama Notas del Tesoro
110,000	4.875%, 2/5/2021	116,808

	Total	1,113,043

Paraguay (0.2%)
	Banco Continental SAECA
451,000	8.875%, 10/15/2017	455,510
170,000	8.875%, 10/15/2017*	171,700
	Banco Regional SAECA
196,000	8.125%, 1/24/2019	201,488
590,000	8.125%, 1/24/2019[d]	606,520
	Paraguay Government International Bond
330,000	4.625%, 1/25/2023	333,300
380,000	5.000%, 4/15/2026[d]	381,900
880,000	6.100%, 8/11/2044	897,600

	Total	3,048,018

Peru (0.1%)
	Abengoa Transmision Sur SA
200,000	6.875%, 4/30/2043	198,750
590,000	6.875%, 4/30/2043*	586,312
	Corporacion Financiera de Desarrollo SA
200,000	4.750%, 2/8/2022	207,000
200,000	4.750%, 2/8/2022[d]	207,000
	Corporacion Lindley SA
70,000	6.750%, 11/23/2021[d]	79,800
690,000	6.750%, 11/23/2021	786,600
92,000	4.625%, 4/12/2023	93,380
100,000	4.625%, 4/12/2023[d]	101,500

	Total	2,260,342

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
186

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (8.2%)	Value
Philippines (0.1%)
	Energy Development Corporation
$430,000	6.500%, 1/20/2021	$479,450
	Philippines Government International Bond
810,000	9.875%, 1/15/2019	996,528
300,000	10.625%, 3/16/2025	492,012

	Total	1,967,990

Poland (<0.1%)
	Poland Government International Bond
120,000	3.250%, 4/6/2026[o]	119,844

	Total	119,844

Russia (0.1%)
	Gazprom Neft OAO Via GPN Capital SA
200,000	6.000%, 11/27/2023	198,000
	Lukoil International Finance BV
220,000	3.416%, 4/24/2018	218,515
310,000	6.125%, 11/9/2020	327,050
	Mobile Telesystems OJSC
620,000	5.000%, 5/30/2023	599,850
	Phosagro OAO via Phosagro Bond Funding, Ltd.
230,000	4.204%, 2/13/2018	230,288
310,000	4.204%, 2/13/2018*	310,387

	Total	1,884,090

South Africa (0.3%)
	South Africa Government International Bond
110,000	5.500%, 3/9/2020	116,473
100,000	5.875%, 5/30/2022	108,375
2,899,000	5.875%, 9/16/2025	3,136,283
670,000	6.250%, 3/8/2041	732,076

	Total	4,093,207

South Korea (0.1%)
	Export-Import Bank of Korea
270,000	1.243%, 8/14/2017*,g	269,550
	Kookmin Bank
200,000	1.867%, 10/11/2016[g]	200,518
	Korea East-West Power Company, Ltd.
200,000	2.500%, 7/16/2017	202,185

	Total	672,253

Sri Lanka (0.2%)
	Sri Lanka Government International Bond
200,000	5.125%, 4/11/2019	196,025
171,000	6.250%, 10/4/2020[d]	169,333
200,000	6.250%, 10/4/2020	198,050
508,000	5.875%, 7/25/2022	478,555
510,000	6.125%, 6/3/2025	466,522
310,000	6.125%, 6/3/2025[d]	283,572
1,920,000	6.850%, 11/3/2025[d]	1,830,200

	Total	3,622,257

Supranational (0.1%)
	Corporacion Andina de Fomento
600,000	5.750%, 1/12/2017	620,160
90,000	1.500%, 8/8/2017	90,112

	Total	710,272

Principal Amount	Long-Term Fixed Income (8.2%)	Value
Turkey (0.4%)
	Export Credit Bank of Turkey
$200,000	5.875%, 4/24/2019	$209,636
	Turkey Government International Bond
761,000	7.500%, 7/14/2017	812,133
280,000	6.750%, 4/3/2018	301,372
1,290,000	7.000%, 6/5/2020	1,460,074
623,000	7.375%, 2/5/2025	746,666
596,000	4.250%, 4/14/2026	580,242
200,000	4.875%, 10/9/2026	202,465
50,000	8.000%, 2/14/2034	65,376
106,000	6.875%, 3/17/2036	125,120
820,000	4.875%, 4/16/2043	760,755

	Total	5,263,839

Ukraine (0.1%)
	MHP SA
200,000	8.250%, 4/2/2020	175,540
	Ukraine Government International Bond
9,927	7.750%, 9/1/2019[d]	9,341
355,000	7.750%, 9/1/2021*	328,638
355,000	7.750%, 9/1/2022*	324,825
132,000	7.750%, 9/1/2023*	119,407
132,000	7.750%, 9/1/2024*	118,001
132,000	7.750%, 9/1/2025*	117,011
132,000	7.750%, 9/1/2026*	116,474
548,800	Zero Coupon, 5/31/2040*	179,392

	Total	1,488,629

United Arab Emirates (<0.1%)
	Dolphin Energy, Ltd.
190,880	5.888%, 6/15/2019	203,364
	Ruwais Power Company PJSC
200,000	6.000%, 8/31/2036	214,000
200,000	6.000%, 8/31/2036[d]	214,000

	Total	631,364

United States (0.1%)
	Comcel Trust
200,000	6.875%, 2/6/2024	187,000
	Commonwealth of Puerto Rico G.O.
870,000	8.000%, 7/1/2035, Ser. A	600,309
	Commonwealth of Puerto Rico Public Improvement Refg. G.O.
100,000	5.750%, 7/1/2028, Ser. A	60,300
75,000	5.500%, 7/1/2032, Ser. A	44,851
	HSBC Bank USA NA
688,000	10.000%, 1/5/2017[p]	191,161
	Puerto Rico Sales Tax Financing Corporation Rev.
225,000	5.250%, 8/1/2027, Ser. A	93,141
175,000	5.500%, 8/1/2028, Ser. A	72,139
75,000	0.000%, 8/1/2032, Ser. Ah	30,206
40,000	5.375%, 8/1/2036, Ser. C	16,413
75,000	5.500%, 8/1/2037, Ser. A	30,864
20,000	5.375%, 8/1/2038, Ser. C	8,205
70,000	5.375%, 8/1/2039, Ser. A	28,713
835,000	5.250%, 8/1/2041, Ser. C	341,448
1,030,000	5.500%, 8/1/2042, Ser. A	423,649
200,000	6.000%, 8/1/2042, Ser. A	84,668
10,000	5.000%, 8/1/2043, Ser. A-1	4,027
5,000	5.250%, 8/1/2043, Ser. A-1	2,044

	Total	2,219,138

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
187

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (8.2%)	Value
Venezuela (0.4%)
	Petroleos de Venezuela SA
$80,000	5.250%, 4/12/2017	$40,640
1,620,000	9.000%, 11/17/2021	601,425
1,670,000	6.000%, 5/16/2024	518,535
3,786,000	6.000%, 11/15/2026	1,167,981
	Venezuela Government International Bond
1,160,000	7.750%, 10/13/2019	435,000
766,000	6.000%, 12/9/2020	256,610
200,000	12.750%, 8/23/2022	86,000
1,045,000	9.000%, 5/7/2023	365,750
1,422,000	8.250%, 10/13/2024	483,480
500,000	7.650%, 4/21/2025	166,250
454,000	11.750%, 10/21/2026	178,195
1,182,000	9.250%, 9/15/2027	472,800
1,681,000	9.250%, 5/7/2028	592,552
180,000	11.950%, 8/5/2031	71,100
1,020,000	9.375%, 1/13/2034	362,100
100,000	7.000%, 3/31/2038	33,500

	Total	5,831,918

Vietnam (0.1%)
	Debt and Asset Trading Corporation
200,000	1.000%, 10/10/2025	100,840
	Vietnam Government International Bond
450,000	6.750%, 1/29/2020[d]	498,659
280,000	4.800%, 11/19/2024	280,683
452,000	4.800%, 11/19/2024*	453,103

	Total	1,333,285

Virgin Islands, British (<0.1%)
	Central American Bottling Corporation
108,000	6.750%, 2/9/2022	113,670
210,000	6.750%, 2/9/2022[d]	221,025

	Total	334,695

Zambia (0.2%)
	Zambia Government International Bond
560,000	5.375%, 9/20/2022	425,600
790,000	8.970%, 7/30/2027[d]	649,775
1,600,000	8.970%, 7/30/2027	1,316,000

	Total	2,391,375

	Total Long-Term Fixed Income (cost $137,907,226)	132,120,187

Shares	Preferred Stock (0.9%)

Brazil (0.1%)
673,532	Vale SA ADR	2,101,420

	Total	2,101,420

Germany (<0.1%)
782	Draegerwerk AG & Company KGaA	53,006
39,500	RWE AG	381,183

	Total	434,189

South Korea (0.8%)
12,350	Samsung Electronics Company, Ltd.	11,957,008

	Total	11,957,008

	Total Preferred Stock (cost $15,697,324)	14,492,617

Shares	Collateral Held for Securities Loaned (1.4%)	Value
21,866,772	Thrivent Cash Management Trust	$21,866,772

	Total Collateral Held for Securities Loaned (cost $21,866,772)	21,866,772

Shares or Principal Amount	Short-Term Investments (2.2%)[q]
	Federal Home Loan Bank Discount Notes
102,000	0.429%, 5/2/2016[r]	101,962
	Federal Home Loan Mortgage Corporation Discount Notes
700,000	0.400%, 7/25/2016[r]	699,106
	Thrivent Cash Management Trust
33,963,095	0.290%	33,963,095

	Total Short-Term Investments (at amortized cost)	34,764,163

	Total Investments (cost $1,579,177,651) 100.2%	$1,604,484,163

	Other Assets and Liabilities, Net (0.2%)	(3,564,262)

	Total Net Assets 100.0%	$1,600,919,901

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
188

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

a	All or a portion of the security is on loan.
b	Non-income producing security.
c

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.

d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2016, the value of these investments was $34,862,479 or 2.2% of total net assets.

e	Principal amount is displayed in Euros.
f	Defaulted security. Interest is not being accrued.
g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2016.
h	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31, 2016.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Principal amount is displayed in Brazilian Real.
k	Principal amount is displayed in Hong Kong Dollar.
l	Principal amount is displayed in Czeck Republic Korun.
m	Principal amount is displayed in Dominican Republic Pesos.
n	Principal amount is displayed in Mexican Pesos.
o	Denotes investments purchased on a when-issued or delayed delivery basis.
p	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due January 1, 2017.
q	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
r	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Partner Worldwide Allocation Portfolio as of March 31, 2016 was $8,231,403 or 0.5% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 31, 2016.

Security	Acquisition Date	Cost
Abengoa Transmision Sur SA, 4/30/2043	4/8/2014	$589,971
Banco Continental SAECA, 10/15/2017	10/10/2012	170,000
Belize Government International Bond, 8/20/2017	3/20/2013	111,239
Brazil Loan Trust 1, 7/24/2023	7/25/2013	1,057,003
Brazil Minas SPE via State of Minas Gerais, 2/15/2028	3/22/2013	1,155,499
Digicel Group, Ltd., 9/30/2020	6/26/2015	211,991
Digicel, Ltd., 4/15/2021	1/20/2016	344,552
Export-Import Bank of Korea, 8/14/2017	5/29/2015	270,211
Honduras Government International Bond, 12/16/2020	12/11/2013	1,010,000
Independencia International, Ltd., 12/30/2016	3/29/2010	100,623
Indonesia Government International Bond, 1/17/2018	2/6/2015	335,019
Pakistan Government International Bond, 12/3/2019	11/26/2014	210,000
Phosagro OAO via Phosagro Bond Funding, Ltd., 2/13/2018	2/6/2013	310,000
Sociedad Quimica y Minera de Chile SA, 1/28/2025	10/23/2014	445,357
Trust F/1401, 1/30/2044	1/23/2014	203,883
Ukraine Government International Bond, 9/1/2025	11/12/2015	121,385
Ukraine Government International Bond, 9/1/2023	11/12/2015	123,084
Ukraine Government International Bond, 9/1/2021	11/12/2015	333,959
Ukraine Government International Bond, 9/1/2022	11/12/2015	333,749
Ukraine Government International Bond, 9/1/2026	11/12/2015	121,024
Ukraine Government International Bond, 5/31/2040	11/12/2015	250,074
Ukraine Government International Bond, 9/1/2024	11/12/2015	121,430
Vietnam Government International Bond, 11/19/2024	11/7/2014	455,817
Wind Acquisition Finance SA, 7/15/2020	6/24/2014	380,927

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Partner Worldwide Allocation Portfolio as of March 31, 2016:

Securities Lending Transactions

Common Stock	$20,855,610

Total lending	$20,855,610
Gross amount payable upon return of collateral for securities loaned	$21,866,772

Net amounts due to counterparty	$1,011,162

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
189

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
G.O.	-	General Obligation
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Refg.	-	Refunding
Rev.	-	Revenue
Ser.	-	Series

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$127,276,435
Gross unrealized depreciation	(101,969,923)

Net unrealized appreciation (depreciation)	$25,306,512

Cost for federal income tax purposes	$1,579,177,651

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
190

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2016, in valuing Partner Worldwide Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	222,208,679	3,904,245	218,304,434	–
Consumer Staples	170,584,911	7,608,490	162,976,421	–
Energy	77,766,951	10,233,080	67,533,871	–
Financials^	345,072,981	10,648,797	332,729,286	1,694,898
Health Care	120,809,848	3,650,880	117,158,968	–
Industrials	190,011,011	6,750,663	183,260,348	–
Information Technology	84,008,419	–	84,008,399	20
Materials	98,244,054	1,155,513	96,677,055	411,486
Telecommunications Services	58,714,185	–	58,714,185	–
Utilities	33,305,215	–	33,305,215	–
Long-Term Fixed Income
Basic Materials	1,696,210	–	1,696,210	–
Capital Goods	605,581	–	605,581	–
Communications Services	4,983,173	–	4,983,173	–
Consumer Cyclical	688,707	–	688,707	–
Consumer Non-Cyclical^	2,191,194	–	2,191,194	0
Energy	10,363,956	–	10,363,956	–
Financials	9,523,213	–	9,523,213	–
Foreign Government	92,742,336	–	92,145,908	596,428
Transportation	2,157,475	–	2,157,475	–
U.S. Government and Agencies	218,527	–	218,527	–
U.S. Municipal	1,840,977	–	1,840,977	–
Utilities	5,108,838	–	5,108,838	–
Preferred Stock
Health Care	53,006	53,006	–	–
Information Technology	11,957,008	–	11,957,008	–
Materials	2,101,420	2,101,420	–	–
Utilities	381,183	–	381,183	–
Registered Investment Companies
Equity Funds/ETFs	514,170	514,170	–	–
Short-Term Investments	801,068	–	801,068	–

Subtotal Investments in Securities	$1,548,654,296	$46,620,264	$1,499,331,200	$2,702,832

Other Investments*	Total
Short-Term Investments	33,963,095
Collateral Held for Securities Loaned	21,866,772

Subtotal Other Investments	$55,829,867

Total Investments at Value	$1,604,484,163

*

In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	55,537	55,537	–	–
Foreign Currency Forward Contracts	1,779,969	–	1,779,969	–

Total Asset Derivatives	$1,835,506	$55,537	$1,779,969	$–

Liability Derivatives
Futures Contracts	374,633	374,633	–	–
Foreign Currency Forward Contracts	1,724,126	–	1,724,126	–

Total Liability Derivatives	$2,098,759	$374,633	$1,724,126	$–

There were no significant transfers between Levels during the period ended March 31, 2016. Transfers between Levels are identified as of the end of the period.

^	Level 3 security in this section is fair valued at <$1.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
191

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

The following table presents Partner Worldwide Allocation Portfolio’s futures contracts held as of March 31, 2016. Investments and/or cash totaling $1,499,650 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	84	June 2016	$10,956,827	$10,952,813	($4,014)
CBOT 2-Yr. U.S. Treasury Note	63	June 2016	13,768,574	13,781,250	12,676
CBOT 5-Yr. U.S. Treasury Note	47	June 2016	5,683,985	5,694,711	10,726
CBOT U.S. Long Bond	68	June 2016	11,279,492	11,181,750	(97,742)
CME 3 Month Eurodollar Futures	(71)	September 2016	(17,425,095)	(17,615,100)	(190,005)
CME Ultra Long Term U.S. Treasury Bond	(26)	June 2016	(4,500,996)	(4,485,812)	15,184
Eurex 10-yr. Euro Bund	(11)	June 2016	(2,033,641)	(2,047,018)	(13,377)
Eurex 2-Yr. Euro SCHATZ	(17)	June 2016	(2,165,781)	(2,162,504)	3,277
Eurex 30-Yr. Euro BUXL	(3)	June 2016	(561,184)	(577,463)	(16,279)
Eurex 5-Yr. Euro BOBL	(16)	June 2016	(2,391,342)	(2,387,957)	3,385
Eurex Euro STOXX 50 Index	41	June 2016	1,405,614	1,363,696	(41,918)
FTSE 100 Index	8	June 2016	699,877	702,382	2,505
HKG Hang Seng Index	1	April 2016	132,804	134,111	1,307
ICE mini MSCI EAFE Index	94	June 2016	7,633,373	7,639,850	6,477
SFE S&P ASX Share Price Index 200	4	June 2016	395,748	388,333	(7,415)
SGX MSCI Singapore Index	4	April 2016	95,977	94,640	(1,337)
TSE Tokyo Price Index	7	June 2016	840,655	838,109	(2,546)
Total Futures Contracts					($319,096)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
192

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

The following table presents Partner Worldwide Allocation Portfolio’s foreign currency forward contracts held as of March 31, 2016.

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Brazilian Real	UBS	2,803,020	4/4/2016	$728,000	$778,731	$50,731
Brazilian Real	BOA	1,442,041	4/4/2016	393,000	400,626	7,626
Brazilian Real	HSBC	1,665,811	4/4/2016	416,505	462,793	46,288
Brazilian Real	RBC	966,284	4/4/2016	240,496	268,452	27,956
Brazilian Real	JPM	604,940	4/4/2016	161,000	168,064	7,064
Brazilian Real	BNP	5,005,244	4/4/2016	1,385,726	1,390,550	4,824
Brazilian Real	MSC	3,130,876	4/4/2016	831,523	869,816	38,293
Brazilian Real	CITI	455,547	4/4/2016	124,046	126,559	2,513
Chinese Yuan	HSBC	17,713,627	4/14/2016 - 9/1/2016	2,618,194	2,728,200	110,006
Chinese Yuan	WBC	2,041,023	9/1/2016	297,000	313,981	16,981
Chinese Yuan	BNP	5,780,333	9/1/2016	848,552	889,219	40,667
Chinese Yuan	JPM	11,860,793	7/11/2016 - 9/1/2016	1,737,859	1,826,518	88,659
Chinese Yuan	CITI	9,923,427	9/1/2016	1,455,962	1,526,572	70,610
Chinese Yuan	MSC	1,138,237	9/1/2016	166,914	175,101	8,187
Chinese Yuan	DB	7,537,968	7/26/2016 - 9/1/2016	1,113,230	1,160,288	47,058
Chinese Yuan	SB	10,949,712	7/21/2016 - 9/1/2016	1,610,845	1,685,656	74,811
Chinese Yuan	BB	9,018,602	5/19/2016 - 9/1/2016	1,337,019	1,388,083	51,064
Colombian Peso	RBS	1,393,093,296	4/4/2016 - 4/15/2016	435,881	464,340	28,459
Colombian Peso	CITI	629,577,997	4/4/2016	196,237	209,833	13,596
Colombian Peso	CSFB	2,321,130,957	4/4/2016 - 5/13/2016	756,676	772,821	16,145
Columbian Peso	RBS	300,344,400	5/4/2016	100,000	100,098	98
Euro	BOA	222,000	4/26/2016	249,961	252,769	2,808
Euro	RBS	223,000	4/26/2016	249,202	253,908	4,706
Euro	UBS	223,000	4/26/2016	248,946	253,908	4,962
Euro	BNP	221,000	4/26/2016	245,465	251,630	6,165
Hungarian Forint	DB	203,523,418	4/26/2016	720,437	737,910	17,473
Hungarian Forint	BNP	69,213,540	4/26/2016	249,165	250,946	1,781
Hungarian Forint	BOA	139,669,440	4/26/2016	507,827	506,373	(1,454)
Indian Rupee	BOA	16,397,920	4/4/2016	246,918	247,436	518
Indian Rupee	CITI	20,271,650	4/7/2016	305,434	305,720	286
Indian Rupee	SB	56,331,594	4/7/2016 - 4/18/2016	821,311	849,042	27,731
Indian Rupee	BB	39,260,893	4/7/2016 - 4/18/2016	574,000	591,595	17,595
Indian Rupee	JPM	20,068,050	4/4/2016	300,218	302,817	2,599
Indian Rupee	BNP	45,587,125	4/4/2016 - 4/7/2016	675,997	687,751	11,754
Indonesian Rupiah	CITI	6,513,026,366	4/14/2016 - 5/2/2016	493,000	489,586	(3,414)
Indonesian Rupiah	JPM	12,003,975,456	4/4/2016 - 4/25/2016	895,679	903,989	8,310
Indonesian Rupiah	MSC	1,708,327,410	5/2/2016	128,340	128,833	493
Indonesian Rupiah	DB	15,327,480,745	4/7/2016 - 4/21/2016	1,163,000	1,153,697	(9,303)
Indonesian Rupiah	WBC	3,208,695,000	4/18/2016	241,710	241,374	(336)
Malaysian Ringgit	WBC	1,123,644	4/18/2016	287,230	288,003	773
Malaysian Ringgit	HSBC	1,594,728	4/1/2016 - 5/4/2016	407,336	408,747	1,411
Malaysian Ringgit	SB	1,995,141	4/11/2016	488,000	511,152	23,152
Malaysian Ringgit	BNP	3,007,643	4/1/2016 - 4/25/2016	746,819	770,636	23,817
Malaysian Ringgit	MSC	1,299,898	4/1/2016 - 4/8/2016	318,785	333,103	14,318
Malaysian Ringgit	JPM	2,444,121	4/20/2016 - 4/21/2016	598,000	625,944	27,944
Malaysian Ringgit	CITI	1,002,866	4/1/2016	240,000	257,046	17,046
Mexican Peso	DB	59,273,393	4/26/2016	3,326,014	3,423,160	97,146
Mexican Peso	BNP	143,741	4/26/2016	8,104	8,301	197
Mexican Peso	JPM	17,393,976	4/26/2016	991,000	1,004,539	13,539
Mexican Peso	SSB	4,358,060	4/26/2016	245,000	251,687	6,687
Mexican Peso	MSC	4,398,543	4/26/2016	245,000	254,025	9,025
Mexican Peso	RBC	4,305,205	4/26/2016	249,000	249,185	185
New Taiwan Dollar	BNP	31,802,070	4/21/2016	982,000	988,520	6,520
New Taiwan Dollar	HSBC	35,698,894	4/18/2016 - 4/26/2016	1,100,000	1,109,659	9,659
Polish Zloty	JPM	8,503,922	4/26/2016	2,149,887	2,279,197	129,310
Polish Zloty	BOA	1,922,200	4/26/2016	497,687	515,182	17,495
Polish Zloty	UBS	961,607	4/26/2016	247,521	257,727	10,206
Russian Ruble	CITI	142,557,761	4/4/2016 - 4/26/2016	1,940,300	2,114,709	174,409
Russian Ruble	CSFB	101,494,608	4/14/2016 - 4/25/2016	1,435,843	1,504,730	68,887
Russian Ruble	BOA	16,106,904	4/4/2016	216,000	239,529	23,529
Russian Ruble	MSC	40,080,997	4/11/2016 - 4/29/2016	581,000	593,595	12,595
Russian Ruble	JPM	7,817,479	4/4/2016	105,895	116,255	10,360
Russian Ruble	BNP	43,205,161	4/11/2016	628,548	641,526	12,978
South African Rand	SSB	19,148,257	4/26/2016	1,227,688	1,291,229	63,541
South African Rand	CITI	1,522,734	4/26/2016	98,000	102,683	4,683

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
193

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
South African Rand	SB	3,070,812	4/26/2016	$200,000	$207,075	$7,075
South African Rand	BB	2,746,121	4/1/2016 - 4/26/2016	180,696	185,554	4,858
South Korean Won	HSBC	1,832,875,411	4/8/2016 - 4/25/2016	1,534,751	1,602,725	67,974
Turkish Lira	RBS	2,704,647	4/26/2016	935,000	953,278	18,278
Turkish Lira	HSBC	1,429,987	4/26/2016	489,000	504,012	15,012
Total Purchases				$47,971,379	$49,708,298	$1,736,919
Sales
Brazilian Real	UBS	944,262	4/4/2016	$243,000	$262,334	($19,334)
Brazilian Real	MSC	11,097,028	4/4/2016	2,844,376	3,082,962	(238,586)
Brazilian Real	CITI	450,318	4/4/2016	124,046	125,107	(1,061)
Brazilian Real	HSBC	891,619	4/4/2016	245,000	247,708	(2,708)
Brazilian Real	RBC	2,690,535	4/4/2016	746,000	747,481	(1,481)
Brazilian Real	BNP	5,005,244	6/2/2016	1,365,203	1,368,160	(2,957)
Chinese Yuan	SB	17,514,391	7/21/2016 - 9/1/2016	2,642,845	2,695,534	(52,689)
Chinese Yuan	BOA	1,588,574	6/15/2016	240,000	244,884	(4,884)
Chinese Yuan	WBC	5,919,835	9/1/2016	889,000	910,679	(21,679)
Chinese Yuan	JPM	33,104,519	4/26/2016 - 9/1/2016	4,991,428	5,104,188	(112,760)
Chinese Yuan	HSBC	25,762,582	4/14/2016 - 9/1/2016	3,816,754	3,966,412	(149,658)
Chinese Yuan	BB	17,515,138	5/19/2016 - 9/1/2016	2,610,389	2,695,149	(84,760)
Chinese Yuan	DB	15,572,635	7/26/2016 - 9/1/2016	2,322,284	2,396,302	(74,018)
Chinese Yuan	CITI	1,968,351	9/1/2016	301,003	302,802	(1,799)
Colombian Peso	CITI	229,980,052	4/28/2016	68,233	76,671	(8,438)
Colombian Peso	CSFB	1,257,423,997	4/4/2016	414,991	419,089	(4,098)
Czech Republic Korun	HSBC	6,397,559	4/20/2016	259,247	269,418	(10,171)
Euro	UBS	223,000	4/26/2016	247,521	253,907	(6,386)
Euro	JPM	7,992,762	5/19/2016	8,969,078	9,107,120	(138,042)
Euro	BNP	220,000	4/26/2016	249,165	250,492	(1,327)
Euro	RBC	3,214,260	4/26/2016	3,573,823	3,659,752	(85,929)
Euro	BOA	893,028	4/26/2016	1,005,514	1,016,648	(11,134)
Hong Kong Dollar	BB	1,855,000	4/26/2016	238,929	239,187	(258)
Hong Kong Dollar	HSBC	3,867,518	4/26/2016	498,500	498,684	(184)
Indian Rupee	CITI	20,271,650	4/18/2016	304,883	305,101	(218)
Indian Rupee	HSBC	49,421,646	4/7/2016	715,944	745,336	(29,392)
Indian Rupee	BOA	16,397,920	4/4/2016	242,000	247,436	(5,436)
Indian Rupee	JPM	20,068,050	4/4/2016	302,182	302,817	(635)
Indian Rupee	WBC	49,714,689	4/7/2016	723,096	749,755	(26,659)
Indian Rupee	BNP	42,084,725	4/4/2016 - 4/18/2016	626,188	634,539	(8,351)
Indonesian Rupiah	MSC	1,708,327,410	4/7/2016	128,591	128,833	(242)
Indonesian Rupiah	JPM	10,278,786,033	4/11/2016 - 4/29/2016	771,724	773,149	(1,425)
Indonesian Rupiah	WBC	11,660,340,672	4/4/2016 - 4/18/2016	876,183	877,624	(1,441)
Indonesian Rupiah	DB	4,108,347,600	4/25/2016	299,879	308,746	(8,867)
Indonesian Rupiah	CITI	7,658,592,705	4/7/2016	564,377	577,006	(12,629)
Malaysian Ringgit	JPM	1,002,525	4/25/2016	250,000	256,701	(6,701)
Malaysian Ringgit	BNP	2,005,703	4/1/2016	504,223	514,085	(9,862)
Malaysian Ringgit	CITI	4,053,411	4/1/2016 - 4/28/2016	1,002,502	1,038,479	(35,977)
Malaysian Ringgit	WBC	4,239,997	4/11/2016 - 4/20/2016	1,035,752	1,086,179	(50,427)
Malaysian Ringgit	HSBC	627,139	4/1/2016	149,053	160,743	(11,690)
Malaysian Ringgit	MSC	1,604,764	4/1/2016 - 4/20/2016	390,206	411,067	(20,861)
Mexican Peso	JPM	8,712,473	4/26/2016	489,000	503,164	(14,164)
Mexican Peso	RBS	17,111,239	4/26/2016	987,000	988,757	(1,757)
Mexican Peso	RBC	6,377,778	5/10/2016	353,820	367,856	(14,036)
New Taiwan Dollar	BB	49,237,939	4/18/2016 - 4/26/2016	1,495,524	1,530,586	(35,062)
New Taiwan Dollar	CITI	36,708,916	4/14/2016 - 4/19/2016	1,114,303	1,140,971	(26,668)
New Taiwan Dollar	WBC	13,786,826	4/14/2016	420,908	428,487	(7,579)
New Taiwan Dollar	JPM	12,341,947	4/12/2016	369,962	383,567	(13,605)
New Taiwan Dollar	HSBC	4,463,043	4/19/2016	135,470	138,722	(3,252)
Polish Zloty	UBS	953,971	4/26/2016	248,946	255,680	(6,734)
Polish Zloty	BOA	946,608	4/26/2016	249,961	253,707	(3,746)
Polish Zloty	RBS	950,882	4/26/2016	249,202	254,853	(5,651)
Polish Zloty	BNP	948,163	4/26/2016	245,465	254,124	(8,659)
Russian Ruble	JPM	16,832,400	4/29/2016	249,000	250,538	(1,538)
Russian Ruble	CSFB	13,549,952	4/18/2016 - 4/22/2016	198,000	200,796	(2,796)
Russian Ruble	MSC	29,002,146	4/4/2016 - 4/22/2016	405,000	430,638	(25,638)
Russian Ruble	CITI	32,934,071	4/4/2016 - 4/11/2016	480,915	489,569	(8,654)
Singapore Dollar	HSBC	341,405	4/26/2016	249,000	253,351	(4,351)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
194

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Sales
Singapore Dollar	CITI	2,287,769	4/26/2016	$1,653,550	$1,697,718	($44,168)
South African Rand	CITI	1,488,128	4/26/2016	98,000	100,349	(2,349)
South African Rand	BB	1,227,515	4/1/2016	82,696	83,144	(448)
South African Rand	SB	6,170,385	4/26/2016	413,000	417,491	(4,491)
South Korean Won	HSBC	413,667,194	4/8/2016	361,914	361,724	190
South Korean Won	BNP	730,430,062	4/28/2016	625,641	638,711	(13,070)
South Korean Won	CITI	941,856,910	4/8/2016 - 4/25/2016	774,849	823,590	(48,741)
South Korean Won	JPM	293,266,980	4/8/2016	243,000	256,442	(13,442)
South Korean Won	UBS	419,361,843	4/8/2016	361,488	366,703	(5,215)
South Korean Won	DB	581,159,352	4/25/2016	499,000	508,184	(9,184)
South Korean Won	MSC	500,505,000	4/15/2016 - 4/25/2016	425,000	437,658	(12,658)
Thai Baht	DB	25,658,608	4/26/2016	737,316	729,110	8,206
Turkish Lira	RBS	4,265,279	4/26/2016	1,441,014	1,503,336	(62,322)
United Arab Emirates	MSC	17,277,441	12/7/2016	4,674,000	4,698,340	(24,340)
Total Sales				$68,125,056	$69,806,132	($1,681,076)
Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						$55,843

Counterparty
BOA	-	Bank of America
BB	-	Barclays Bank
BNP	-	BNP Paribas
CITI	-	Citibank
CSFB	-	CS First Boston Corporation
DB	-	Deutsche Bank
HSBC	-	HSBC Securities, Inc.
JPM	-	J.P. Morgan
MSC	-	Morgan Stanley & Company
RBC	-	The Royal Bank of Canada
RBS	-	The Royal Bank of Scotland
SB	-	Standard Bank plc
SSB	-	State Street Bank
UBS	-	UBS Securities, Ltd.
WBC	-	Westpac Banking Corporation

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Partner Worldwide Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at March 31, 2016	Value March 31, 2016	Income Earned January 1, 2016 - March 31, 2016
Cash Management Trust-Collateral Investment	$18,465,884	$77,865,549	$74,464,661	21,866,772	$21,866,772	$91,803
Cash Management Trust-Short Term Investment	17,322,047	195,673,465	179,032,417	33,963,095	33,963,095	20,011
Total Value and Income Earned	$35,787,931				$55,829,867	$111,814

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
195

PARTNER ALL CAP PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (98.4%)	Value
Consumer Discretionary (13.6%)
2,100	Amazon.com, Inc.[a]	$1,246,644
12,500	Delphi Automotive plc	937,750
8,300	Dollar General Corporation	710,480
11,280	Home Depot, Inc.	1,505,090
27,690	Interpublic Group of Companies, Inc.	635,485
25,150	Jarden Corporation[a]	1,482,593
4,000	Mohawk Industries, Inc.[a]	763,600
8,000	Royal Caribbean Cruises, Ltd.	657,200
23,620	Service Corporation International	582,942
6,700	Signet Jewelers, Ltd.	831,001
5,800	Time Warner Cable, Inc.	1,186,796
15,800	Time Warner, Inc.	1,146,290

	Total	11,685,871

Consumer Staples (9.1%)
6,100	Constellation Brands, Inc.	921,649
19,168	Coty, Inc.	533,445
11,700	CVS Health Corporation	1,213,641
11,550	Estee Lauder Companies, Inc.	1,089,281
23,800	Mondelez International, Inc.	954,856
6,500	Monster Beverage Corporation[a]	866,970
4,500	Pinnacle Foods, Inc.	201,060
26,600	Reynolds American, Inc.	1,338,246
17,200	WhiteWave Foods Company[a]	699,008

	Total	7,818,156

Energy (6.1%)
25,900	Anadarko Petroleum Corporation	1,206,163
25,030	Hess Corporation	1,317,829
19,950	Occidental Petroleum Corporation	1,365,179
18,800	Schlumberger, Ltd.	1,386,500

	Total	5,275,671

Financials (16.6%)
9,300	Aflac, Inc.	587,202
39,100	Boston Private Financial Holdings, Inc.	447,695
9,700	Boston Properties, Inc.	1,232,676
17,120	Capital One Financial Corporation	1,186,587
33,600	CBRE Group, Inc.[a]	968,352
39,700	Citigroup, Inc.	1,657,475
18,500	Discover Financial Services	942,020
6,700	Goldman Sachs Group, Inc.	1,051,766
14,400	Hartford Financial Services Group, Inc.	663,552
24,200	Invesco, Ltd.	744,634
82,200	KeyCorp	907,488
3,900	Marsh & McLennan Companies, Inc.	237,081
10,600	Mid-America Apartment Communities, Inc.	1,083,426
11,000	Nasdaq, Inc.	730,180
133,060	Regions Financial Corporation	1,044,521
8,670	Reinsurance Group of America, Inc.	834,488

	Total	14,319,143

Health Care (13.7%)
11,810	Air Methods Corporation[a]	427,758
5,600	Alexion Pharmaceuticals, Inc.[a]	779,632
7,390	BioMarin Pharmaceutical, Inc.[a]	609,527
6,300	C.R. Bard, Inc.	1,276,821
16,900	Eli Lilly and Company	1,216,969
14,990	Endo International plc[a]	421,969
16,900	Envision Healthcare Holdings, Inc.[a]	344,760
16,590	HCA Holdings, Inc.[a]	1,294,850
6,700	Humana, Inc.	1,225,765
19,460	Medivation, Inc.[a]	894,771

Shares	Common Stock (98.4%)	Value
Health Care (13.7%) - continued
7,600	Shire Pharmaceuticals Group plc ADR[b]	$1,306,440
12,300	Teva Pharmaceutical Industries, Ltd. ADR	658,173
9,200	Vertex Pharmaceuticals, Inc.[a]	731,308
35,554	Wright Medical Group NVa	590,196

	Total	11,778,939

Industrials (10.9%)
7,720	Alaska Air Group, Inc.	633,194
19,450	Danaher Corporation	1,845,027
9,220	FedEx Corporation	1,500,278
8,390	Genesee & Wyoming, Inc.[a]	526,053
12,610	IDEX Corporation	1,045,117
22,100	Ingersoll-Rand plc	1,370,421
2,300	Lockheed Martin Corporation	509,450
12,490	Manpower, Inc.	1,016,936
9,150	WABCO Holdings, Inc.[a]	978,318

	Total	9,424,794

Information Technology (19.7%)
14,470	Adobe Systems, Inc.[a]	1,357,286
3,740	Alphabet, Inc., Class Aa	2,853,246
16,840	Apple, Inc.	1,835,391
8,400	Broadcom, Ltd.	1,297,800
11,380	Cavium, Inc.[a]	696,001
19,120	Facebook, Inc.[a]	2,181,592
41,900	Gogo, Inc.[a,b]	461,319
7,600	Imperva, Inc.[a]	383,800
16,240	Monolithic Power Systems, Inc.	1,033,514
9,300	NXP Semiconductors NVa	753,951
31,380	Oracle Corporation	1,283,756
15,900	Paycom Software, Inc.[a]	566,040
15,500	PayPal Holdings, Inc.[a]	598,300
16,100	QLIK Technologies, Inc.[a]	465,612
16,100	Salesforce.com, Inc.[a]	1,188,663

	Total	16,956,271

Materials (3.1%)
22,500	CF Industries Holdings, Inc.	705,150
11,030	Eagle Materials, Inc.	773,313
5,100	Ecolab, Inc.	568,752
7,400	LyondellBasell Industries NV	633,292

	Total	2,680,507

Telecommunications Services (2.3%)
8,110	SBA Communications Corporation[a]	812,379
9,300	Telephone & Data Systems, Inc.	279,837
24,010	T-Mobile US, Inc.[a]	919,583

	Total	2,011,799

Utilities (3.3%)
13,000	American Electric Power Company, Inc.	863,200
11,340	Atmos Energy Corporation	842,108
19,200	PG&E Corporation	1,146,624

	Total	2,851,932

	Total Common Stock (cost $78,832,713)	84,803,083

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
196

PARTNER ALL CAP PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Collateral Held for Securities Loaned (1.7%)	Value
1,468,975	Thrivent Cash Management Trust	$1,468,975

	Total Collateral Held for Securities Loaned (cost $1,468,975)	1,468,975

Shares or Principal Amount	Short-Term Investments (3.0%)[c]	Value
	Thrivent Cash Management Trust
2,614,071	0.290%	2,614,071

	Total Short-Term Investments (at amortized cost)	2,614,071

	Total Investments (cost $82,915,759) 103.1%	$88,886,129

	Other Assets and Liabilities, Net (3.1%)	(2,647,819)

	Total Net Assets 100.0%	$86,238,310

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Partner All Cap Portfolio as of March 31, 2016:

Securities Lending Transactions

Common Stock	$1,458,339

Total lending	$1,458,339
Gross amount payable upon return of collateral for securities loaned	$1,468,975

Net amounts due to counterparty	$10,636

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$9,679,787
Gross unrealized depreciation	(3,709,417)

Net unrealized appreciation (depreciation)	$5,970,370

Cost for federal income tax purposes	$82,915,759

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2016, in valuing Partner All Cap Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	11,685,871	11,685,871	–	–
Consumer Staples	7,818,156	7,818,156	–	–
Energy	5,275,671	5,275,671	–	–
Financials	14,319,143	14,319,143	–	–
Health Care	11,778,939	11,778,939	–	–
Industrials	9,424,794	9,424,794	–	–
Information Technology	16,956,271	16,956,271	–	–
Materials	2,680,507	2,680,507	–	–
Telecommunications Services	2,011,799	2,011,799	–	–
Utilities	2,851,932	2,851,932	–	–

Subtotal Investments in Securities	$84,803,083	$84,803,083	$–	$–

Other Investments*	Total
Short-Term Investments	2,614,071
Collateral Held for Securities Loaned	1,468,975

Subtotal Other Investments	$4,083,046

Total Investments at Value	$88,886,129

*

In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended March 31, 2016. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
197

PARTNER ALL CAP PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Partner All Cap Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at March 31, 2016	Value March 31, 2016	Income Earned January 1, 2016 - March 31, 2016
Cash Management Trust-Collateral Investment	$786,450	$4,180,150	$3,497,625	1,468,975	$1,468,975	$1,908
Cash Management Trust-Short Term Investment	1,773,740	4,733,184	3,892,853	2,614,071	2,614,071	1,147
Total Value and Income Earned	$2,560,190				$4,083,046	$3,055

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
198

LARGE CAP GROWTH PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (93.0%)	Value
Consumer Discretionary (25.2%)
113,821	Amazon.com, Inc.[a]	$67,568,698
45,410	AutoZone, Inc.[a]	36,177,693
516,669	Comcast Corporation	31,558,143
352,450	Discovery Communications, Inc.[a,b]	10,090,643
321,420	Home Depot, Inc.	42,887,071
289,030	Las Vegas Sands Corporation	14,937,070
495,410	NIKE, Inc.	30,452,853
512,440	Starbucks Corporation	30,592,668

	Total	264,264,839

Consumer Staples (3.0%)
300,160	CVS Health Corporation	31,135,597

	Total	31,135,597

Energy (1.6%)
118,150	EOG Resources, Inc.	8,575,327
116,090	EQT Corporation	7,808,213

	Total	16,383,540

Financials (3.9%)
64,040	Goldman Sachs Group, Inc.	10,052,999
529,229	J.P. Morgan Chase & Company	31,340,942

	Total	41,393,941

Health Care (15.5%)
365,519	Abbott Laboratories	15,289,660
169,136	Allergan plc[a]	45,333,522
425,842	Cerner Corporation[a]	22,552,592
394,672	Gilead Sciences, Inc.	36,254,570
556,602	Mylan NV	25,798,503
212,609	Vertex Pharmaceuticals, Inc.[a]	16,900,289

	Total	162,129,136

Industrials (6.8%)
170,004	3M Company	28,327,767
461,040	Delta Air Lines, Inc.	22,443,427
191,090	Fluor Corporation	10,261,533
91,804	Rockwell Automation, Inc.	10,442,705

	Total	71,475,432

Information Technology (37.0%)
54,283	Alphabet, Inc., Class Aa	41,412,501
50,402	Alphabet, Inc., Class Ca	37,546,970
493,170	Apple, Inc.	53,750,598
581,302	Facebook, Inc.[a]	66,326,558
752,970	Microsoft Corporation	41,586,533
842,430	PayPal Holdings, Inc.[a]	32,517,798
534,989	Salesforce.com, Inc.[a]	39,498,238
668,170	Visa, Inc.	51,101,642
523,510	Xilinx, Inc.	24,830,079

	Total	388,570,917

	Total Common Stock (cost $795,265,682)	975,353,402

Shares	Collateral Held for Securities Loaned (1.0%)	Value
10,131,500	Thrivent Cash Management Trust	10,131,500

	Total Collateral Held for Securities Loaned (cost $10,131,500)	10,131,500

Shares or Principal Amount	Short-Term Investments (7.0%)[c]	Value
	Federal Home Loan Bank Discount Notes
15,000,000	0.365%, 4/8/2016	$14,998,936
16,500,000	0.365%, 4/11/2016	16,498,327
10,000,000	0.308%, 5/13/2016	9,996,407
	Thrivent Cash Management Trust
32,391,519	0.290%	32,391,519

	Total Short-Term Investments (at amortized cost)	73,885,189

	Total Investments (cost $879,282,371) 101.0%	$1,059,370,091

	Other Assets and Liabilities, Net (1.0%)	(10,855,747)

	Total Net Assets 100.0%	$1,048,514,344

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Growth Portfolio as of March 31, 2016:

Securities Lending Transactions

Common Stock	$10,089,212

Total lending	$10,089,212
Gross amount payable upon return of collateral for securities loaned	$10,131,500

Net amounts due to counterparty	$42,288

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$204,218,378
Gross unrealized depreciation	(24,130,658)

Net unrealized appreciation (depreciation)	$180,087,720

Cost for federal income tax purposes	$879,282,371

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
199

LARGE CAP GROWTH PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2016, in valuing Large Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	264,264,839	264,264,839	–	–
Consumer Staples	31,135,597	31,135,597	–	–
Energy	16,383,540	16,383,540	–	–
Financials	41,393,941	41,393,941	–	–
Health Care	162,129,136	162,129,136	–	–
Industrials	71,475,432	71,475,432	–	–
Information Technology	388,570,917	388,570,917	–	–
Short-Term Investments	41,493,670	–	41,493,670	–

Subtotal Investments in Securities	$1,016,847,072	$975,353,402	$41,493,670	$–

Other Investments*	Total
Short-Term Investments	32,391,519
Collateral Held for Securities Loaned	10,131,500

Subtotal Other Investments	$42,523,019

Total Investments at Value	$1,059,370,091

*

In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended March 31, 2016. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at March 31, 2016	Value March 31, 2016	Income Earned January 1, 2016 - March 31, 2016
Cash Management Trust-Collateral Investment	$10,560,850	$133,285,775	$133,715,125	10,131,500	$10,131,500	$4,322
Cash Management Trust-Short Term Investment	74,078,772	98,381,920	140,069,173	32,391,519	32,391,519	58,772
Total Value and Income Earned	$84,639,622				$42,523,019	$63,094

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
200

PARTNER GROWTH STOCK PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (97.8%)	Value
Consumer Discretionary (25.0%)
12,600	Amazon.com, Inc.[a]	$7,479,864
1,500	AutoZone, Inc.[a]	1,195,035
17,300	BorgWarner, Inc.	664,320
8,500	CarMax, Inc.[a]	434,350
8,100	Delphi Automotive plc	607,662
12,130	Ferrari NVa	505,821
166	Flipkart, Ltd.*,[a,b]	20,036
33,600	Hanesbrands, Inc.	952,224
27,400	Hilton Worldwide Holdings, Inc.	617,048
12,200	Las Vegas Sands Corporation	630,496
17,000	Lowe’s Companies, Inc.	1,287,750
12,000	Marriott International, Inc.	854,160
56,270	MGM Resorts International[a]	1,206,429
8,000	Netflix, Inc.[a]	817,840
17,800	NIKE, Inc.	1,094,166
3,200	Priceline Group, Inc.[a]	4,124,672
10,300	Ross Stores, Inc.	596,370
7,100	Royal Caribbean Cruises, Ltd.	583,265
15,000	Starbucks Corporation	895,500
5,400	Tesla Motors, Inc.[a,c]	1,240,758
10,700	Tractor Supply Company	967,922
6,200	Walt Disney Company	615,722

	Total	27,391,410

Consumer Staples (3.4%)
2,400	Costco Wholesale Corporation	378,192
8,200	CVS Health Corporation	850,586
13,000	Philip Morris International, Inc.	1,275,430
14,900	Walgreens Boots Alliance, Inc.	1,255,176

	Total	3,759,384

Financials (6.1%)
19,100	American Tower Corporation	1,955,267
800	BlackRock, Inc.	272,456
10,000	Crown Castle International Corporation	865,000
5,000	Intercontinental Exchange, Inc.	1,175,700
43,200	Morgan Stanley	1,080,432
10,800	State Street Corporation	632,016
20,700	TD Ameritrade Holding Corporation	652,671

	Total	6,633,542

Health Care (19.7%)
7,600	Aetna, Inc.	853,860
12,900	Alexion Pharmaceuticals, Inc.[a]	1,795,938
11,467	Allergan plc[a]	3,073,500
10,600	Anthem, Inc.	1,473,294
2,910	Biogen, Inc.[a]	757,531
4,600	BioMarin Pharmaceutical, Inc.[a]	379,408
31,400	Bristol-Myers Squibb Company	2,005,832
10,800	Celgene Corporation[a]	1,080,972
6,500	CIGNA Corporation	892,060
10,240	Gilead Sciences, Inc.	940,647
5,500	Humana, Inc.	1,006,225
2,200	Illumina, Inc.[a]	356,642
6,100	Incyte Corporation[a]	442,067
2,800	Intuitive Surgical, Inc.[a]	1,682,940
6,000	McKesson Corporation	943,500
1,550	Regeneron Pharmaceuticals, Inc.[a]	558,682
8,000	Stryker Corporation	858,320
12,000	UnitedHealth Group, Inc.	1,546,800
11,200	Vertex Pharmaceuticals, Inc.[a]	890,288

	Total	21,538,506

Industrials (10.9%)
12,600	Boeing Company	1,599,444

Shares	Common Stock (97.8%)	Value
Industrials (10.9%) - continued
4,900	Canadian Pacific Railway, Ltd.	$650,181
30,800	Danaher Corporation	2,921,688
3,700	FedEx Corporation	602,064
11,425	Flowserve Corporation	507,384
2,000	IHS, Inc.[a]	248,320
1,800	Kansas City Southern	153,810
4,900	Roper Industries, Inc.	895,573
17,800	United Continental Holdings, Inc.[a]	1,065,508
52,800	US Airways Group, Inc.	2,165,328
13,600	Wabtec Corporation	1,078,344

	Total	11,887,644

Information Technology (31.2%)
4,172	Alibaba Group Holding, Ltd. ADR[a,c]	329,713
5,200	Alphabet, Inc., Class Aa	3,967,080
4,570	Alphabet, Inc., Class Ca	3,404,421
26,000	Apple, Inc.	2,833,740
7,480	ASML Holding NVc	750,917
38,900	Facebook, Inc.[a]	4,438,490
7,200	Fiserv, Inc.[a]	738,576
3,200	LinkedIn Corporation[a]	365,920
28,900	MasterCard, Inc.	2,731,050
61,200	Microsoft Corporation	3,380,076
26,800	Mobileye NVa	999,372
7,100	NetSuite, Inc.[a,c]	486,279
11,800	NXP Semiconductors NVa	956,626
4,900	Palo Alto Networks, Inc.[a]	799,386
18,100	PayPal Holdings, Inc.[a]	698,660
19,600	Salesforce.com, Inc.[a]	1,447,068
9,700	ServiceNow, Inc.[a]	593,446
73,400	Tencent Holdings, Ltd.	1,500,617
11,500	VeriSign, Inc.[a]	1,018,210
35,700	Visa, Inc.	2,730,336

	Total	34,169,983

Materials (1.0%)
6,200	Ashland, Inc.	681,752
2,700	Martin Marietta Materials, Inc.	430,677

	Total	1,112,429

Telecommunications Services (0.5%)
13,400	T-Mobile US, Inc.[a]	513,220

	Total	513,220

	Total Common Stock (cost $72,881,850)	107,006,118

Shares	Preferred Stock (0.5%)	Value
Consumer Discretionary (0.5%)
2,943	AirBNB, Inc.*,[a,b]	257,538
7,282	Dropbox, Inc., Class A*,[a,b]	57,601
58	Flipkart, Ltd. Series A Preference Shares*,[a,b]	7,000
100	Flipkart, Ltd. Series C Preference Shares*,[a,b]	12,070
187	Flipkart, Ltd. Series E Preference Shares*,[a,b]	22,571
843	Flipkart, Ltd. Series G Preference Shares*,[a,b]	101,750
760	Flipkart, Ltd. Series H Preference Shares*,[a,b]	91,732

	Total	550,262

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
201

PARTNER GROWTH STOCK PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Preferred Stock (0.5%)	Value
Information Technology (<0.1%)
4,432	LivingSocial.com, Convertible*,a,b	$1

	Total	1

	Total Preferred Stock (cost $541,385)	550,263

Shares	Collateral Held for Securities Loaned (2.5%)	Value
2,721,902	Thrivent Cash Management Trust	2,721,902

	Total Collateral Held for Securities Loaned (cost $2,721,902)	2,721,902

Shares or Principal Amount	Short-Term Investments (2.4%)[d]	Value
	Thrivent Cash Management Trust
2,651,322	0.290%	2,651,322

	Total Short-Term Investments (at amortized cost)	2,651,322

	Total Investments (cost $78,796,459) 103.2%	$112,929,605

	Other Assets and Liabilities, Net (3.2%)	(3,515,247)

	Total Net Assets 100.0%	$109,414,358

a	Non-income producing security.
b

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.

c	All or a portion of the security is on loan.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Partner Growth Stock Portfolio as of March 31, 2016 was $570,299 or 0.5% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 31, 2016.

Security	Acquisition Date	Cost
AirBNB, Inc.	4/16/2014	$119,818
Dropbox, Inc., Class A	11/7/2014	139,095
Flipkart, Ltd.	3/19/2015	18,924
Flipkart, Ltd. Series A Preference Shares	3/19/2015	6,612
Flipkart, Ltd. Series C Preference Shares	3/19/2015	11,400
Flipkart, Ltd. Series E Preference Shares	3/19/2015	21,318
Flipkart, Ltd. Series G Preference Shares	12/17/2014	100,958
Flipkart, Ltd. Series H Preference Shares	4/17/2015	108,102
LivingSocial.com, Convertible	11/18/2011	34,082

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Partner Growth Stock Portfolio as of March 31, 2016:

Securities Lending Transactions

Common Stock	$2,682,525

Total lending	$2,682,525
Gross amount payable upon return of collateral for securities loaned	$2,721,902

Net amounts due to counterparty	$39,377

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$35,733,672
Gross unrealized depreciation	(1,600,526)

Net unrealized appreciation (depreciation)	$34,133,146

Cost for federal income tax purposes	$78,796,459

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
202

PARTNER GROWTH STOCK PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2016, in valuing Partner Growth Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	27,391,410	27,371,374	–	20,036
Consumer Staples	3,759,384	3,759,384	–	–
Financials	6,633,542	6,633,542	–	–
Health Care	21,538,506	21,538,506	–	–
Industrials	11,887,644	11,887,644	–	–
Information Technology	34,169,983	32,669,366	1,500,617	–
Materials	1,112,429	1,112,429	–	–
Telecommunications Services	513,220	513,220	–	–
Preferred Stock
Consumer Discretionary	550,262	–	–	550,262
Information Technology	1	–	–	1

Subtotal Investments in Securities	$107,556,381	$105,485,465	$1,500,617	$570,299

Other Investments*	Total
Short-Term Investments	2,651,322
Collateral Held for Securities Loaned	2,721,902

Subtotal Other Investments	$5,373,224

Total Investments at Value	$112,929,605

*

In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended March 31, 2016. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Partner Growth Stock Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at March 31, 2016	Value March 31, 2016	Income Earned January 1, 2016 - March 31, 2016
Cash Management Trust-Collateral Investment	$3,501,278	$7,311,815	$8,091,191	2,721,902	$2,721,902	$7,868
Cash Management Trust-Short Term Investment	2,630,798	5,519,401	5,498,877	2,651,322	2,651,322	930
Total Value and Income Earned	$6,132,076				$5,373,224	$8,798

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
203

LARGE CAP VALUE PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (97.3%)	Value
Consumer Discretionary (10.4%)
587,100	Comcast Corporation	$35,860,068
167,890	Delphi Automotive plc	12,595,108
384,300	Discovery Communications, Inc.[a,b]	11,002,509
540,198	Harley-Davidson, Inc.	27,728,363
425,200	Lowe’s Companies, Inc.	32,208,900

	Total	119,394,948

Consumer Staples (6.2%)
406,820	CVS Health Corporation	42,199,439
86,300	Kimberly-Clark Corporation	11,608,213
180,759	Philip Morris International, Inc.	17,734,265

	Total	71,541,917

Energy (10.8%)
223,700	Baker Hughes, Inc.	9,804,771
387,925	Chevron Corporation	37,008,045
385,250	Devon Energy Corporation	10,571,260
209,788	EOG Resources, Inc.	15,226,413
187,019	EQT Corporation	12,578,898
1,932,951	Marathon Oil Corporation	21,533,074
393,050	Southwestern Energy Company[a,b]	3,171,914
1,910,200	Weatherford International plc[b]	14,861,356

	Total	124,755,731

Financials (21.3%)
200,000	American International Group, Inc.	10,810,000
2,024,190	Bank of America Corporation	27,367,049
502,800	Blackstone Group, LP	14,103,540
150,900	Capital One Financial Corporation	10,458,879
411,250	Charles Schwab Corporation	11,523,225
112,080	Chubb, Ltd.	13,354,332
836,850	Citigroup, Inc.	34,938,487
333,500	Comerica, Inc.	12,629,645
756,800	Fifth Third Bancorp	12,630,992
56,750	Intercontinental Exchange, Inc.	13,344,195
551,460	Invesco, Ltd.	16,968,424
581,420	MetLife, Inc.	25,547,595
626,610	Morgan Stanley	15,671,516
482,550	Synchrony Financial[b]	13,829,883
486,000	Zions Bancorporation	11,766,060

	Total	244,943,822

Health Care (12.9%)
124,450	Amgen, Inc.	18,658,788
245,300	Express Scripts Holding Company[b]	16,849,657
295,690	Medtronic plc	22,176,750
790,450	Merck & Company, Inc.	41,822,710
809,000	Pfizer, Inc.	23,978,760
329,900	Roche Holding AG ADR	10,103,188
117,547	UnitedHealth Group, Inc.	15,151,808

	Total	148,741,661

Industrials (9.9%)
89,650	Boeing Company	11,380,171
471,650	CSX Corporation	12,144,987
163,500	Delta Air Lines, Inc.	7,959,180
198,540	Honeywell International, Inc.	22,246,407
256,250	Ingersoll-Rand plc	15,890,062
147,050	Norfolk Southern Corporation	12,241,913
67,000	Rockwell Automation, Inc.	7,621,250
230,500	United Parcel Service, Inc.	24,310,835

	Total	113,794,805

Information Technology (16.9%)
22,300	Alphabet, Inc., Class Cb	16,612,385
1,908,740	Cisco Systems, Inc.	54,341,828

Shares	Common Stock (97.3%)	Value
Information Technology (16.9%) - continued
594,450	EMC Corporation	$15,842,092
328,400	Intel Corporation	10,623,740
796,960	Microsoft Corporation	44,016,101
659,500	Oracle Corporation	26,980,145
450,240	Texas Instruments, Inc.	25,852,781

	Total	194,269,072

Materials (3.3%)
188,394	Albemarle Corporation	12,044,028
275,580	Dow Chemical Company	14,015,999
449,100	Mosaic Company	12,125,700

	Total	38,185,727

Telecommunications Services (2.1%)
456,764	Verizon Communications, Inc.	24,701,797

	Total	24,701,797

Utilities (3.5%)
680,930	PG&E Corporation	40,665,140

	Total	40,665,140

	Total Common Stock (cost $929,043,245)	1,120,994,620

Shares	Collateral Held for Securities Loaned (1.2%)	Value
14,192,625	Thrivent Cash Management Trust	14,192,625

	Total Collateral Held for Securities Loaned (cost $14,192,625)	14,192,625

Shares or Principal Amount	Short-Term Investments (2.2%)[c]	Value
	Thrivent Cash Management Trust
25,303,714	0.290%	25,303,714

	Total Short-Term Investments (at amortized cost)	25,303,714

	Total Investments (cost $968,539,584) 100.7%	$1,160,490,959

	Other Assets and Liabilities, Net (0.7%)	(7,607,747)

	Total Net Assets 100.0%	$1,152,883,212

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
204

LARGE CAP VALUE PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Value Portfolio as of March 31, 2016:

Securities Lending Transactions

Common Stock	$14,174,019

Total lending	$14,174,019
Gross amount payable upon return of collateral for securities loaned	$14,192,625

Net amounts due to counterparty	$18,606

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$228,456,015
Gross unrealized depreciation	(36,504,640)

Net unrealized appreciation (depreciation)	$191,951,375

Cost for federal income tax purposes	$968,539,584

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2016, in valuing Large Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	119,394,948	119,394,948	–	–
Consumer Staples	71,541,917	71,541,917	–	–
Energy	124,755,731	124,755,731	–	–
Financials	244,943,822	244,943,822	–	–
Health Care	148,741,661	148,741,661	–	–
Industrials	113,794,805	113,794,805	–	–
Information Technology	194,269,072	194,269,072	–	–
Materials	38,185,727	38,185,727	–	–
Telecommunications Services	24,701,797	24,701,797	–	–
Utilities	40,665,140	40,665,140	–	–

Subtotal Investments in Securities	$1,120,994,620	$1,120,994,620	$–	$–

Other Investments*	Total
Short-Term Investments	25,303,714
Collateral Held for Securities Loaned	14,192,625

Subtotal Other Investments	$39,496,339

Total Investments at Value	$1,160,490,959

*

In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended March 31, 2016. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Large Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at March 31, 2016	Value March 31, 2016	Income Earned January 1, 2016 - March 31, 2016
Cash Management Trust-Collateral Investment	$13,026,675	$92,593,525	$91,427,575	14,192,625	$14,192,625	$25,794
Cash Management Trust-Short Term Investment	19,152,858	20,705,350	14,554,494	25,303,714	25,303,714	15,391
Total Value and Income Earned	$32,179,533				$39,496,339	$41,185

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
205

LARGE CAP STOCK PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (83.3%)	Value
Consumer Discretionary (14.1%)
22,000	Aisan Industry Company, Ltd.	$172,923
35,752	Amazon.com, Inc.[a]	21,223,817
8,900	Autoliv, Inc.[b]	1,054,472
25,540	AutoZone, Inc.[a]	20,347,463
3,200	Bayerische Motoren Werke AG	255,468
36,800	Berkeley Group Holdings plc	1,696,801
27,300	Betsson ABa	423,024
6,400	Brembo SPA	330,885
18,800	Bridgestone Corporation	701,670
22,900	Bunzl plc	664,253
32,000	Calsonic Kansei Corporation	237,771
23,700	Cineworld Group plc	182,595
273,260	Comcast Corporation	16,690,721
13,100	Compass Group plc	230,931
1,100	Continental AG	249,491
6,600	Daimler AG	505,116
152,600	Debenhams plc	164,650
66,900	Denso Corporation	2,685,403
89,900	EDION Corporation[b]	681,312
33,400	Eutelsat Communications	1,077,195
78,000	Gunze, Ltd.	220,629
44,800	Hakuhodo Dy Holdings, Inc.	507,215
5,000	Hennes & Mauritz AB	166,421
95,400	Honda Motor Company, Ltd.	2,608,341
88,800	Inchcape plc	921,014
14,000	Intertek Group plc	635,664
113,615	Las Vegas Sands Corporation	5,871,623
5,325	Linamar Corporation	256,215
5,200	LVMH Moet Hennessy Louis Vuitton SE	888,560
25,200	Marks and Spencer Group plc	146,849
41,900	NOK Corporation	714,834
13,800	Nokian Renkaat Oyj	486,873
2,200	Paddy Power plc	306,854
36,000	PanaHome Corporation	269,938
89,900	Persimmon plc	2,686,316
8,500	ProSiebenSat.1 Media AG	436,347
13,500	RELX NV	235,367
3,600	Rightmove plc	217,391
22,100	Sekisui House, Ltd.	372,862
21,100	SHOWA Corporation	184,067
32,900	Sports Direct International plc[a]	178,459
10,500	Stanley Electric Company, Ltd.	237,312
56,200	Star Entertainment Group, Ltd.	244,420
363,800	Starbucks Corporation	21,718,860
70,900	Sumitomo Forestry Company, Ltd.	813,888
41,100	Sumitomo Rubber Industries, Ltd.	635,046
7,200	Tamron Company, Ltd.	117,918
72,100	Tatts Group, Ltd.	208,892
14,500	Tokai Rika Company, Ltd.	272,526
27,100	Toyota Motor Corporation	1,437,259
76,100	UBM plc	655,686
13,700	USS Company, Ltd.	218,612
1,106	Valora Holding AG	276,168
38,000	Wacoal Holdings Corporation	453,469
58,500	WH Smith plc	1,523,871
8,900	Whitbread plc	505,217
54,700	Wolters Kluwer NV	2,180,212
53,900	WPP plc	1,254,546
10,500	Yokohama Rubber Company, Ltd.	172,607

	Total	120,814,309

Consumer Staples (7.6%)
11,700	AarhusKarlshamn AB	928,696
41,500	Axfood AB	765,850
39,500	British American Tobacco plc	2,309,793

Shares	Common Stock (83.3%)	Value
Consumer Staples (7.6%) - continued
26,083	Britvic plc	$265,824
61,400	Coca-Cola HBC AG	1,302,065
87,340	CVS Health Corporation	9,059,778
13,300	Henkel AG & Company KGaA	1,304,162
96,800	Imperial Tobacco Group plc	5,359,534
6,300	Japan Tobacco, Inc.	262,223
26,000	Jeronimo Martins SGPS SA	425,022
27,300	Kao Corporation	1,455,689
103,960	Kimberly-Clark Corporation	13,983,660
181,800	Koninklijke Ahold NV	4,083,475
4,200	KOSE Corporation	408,313
38,000	Nestle SA	2,835,589
25,000	Nippon Meat Packers, Inc.	550,273
48,200	Nisshin OilliO Group, Ltd.	196,672
164,475	Philip Morris International, Inc.	16,136,642
14,500	Suedzucker AG	255,150
8,800	Sugi Holdings Company, Ltd.	464,282
54,100	Swedish Match AB	1,833,886
30,500	Woolworths, Ltd.	516,205

	Total	64,702,783

Energy (7.9%)
298,050	Baker Hughes, Inc.	13,063,531
1,129,211	BP plc	5,649,835
1,380	Canadian Natural Resources, Ltd.	37,328
142,229	Chevron Corporation	13,568,647
114,120	EOG Resources, Inc.	8,282,830
62,530	EQT Corporation	4,205,768
53,585	OMV AG	1,504,578
40,096	Royal Dutch Shell plc	971,675
466	Royal Dutch Shell plc, Class A	11,252
22,307	Royal Dutch Shell plc, Class B	542,834
14,210	Schlumberger, Ltd.	1,047,988
30,599	Statoil ASA	477,906
82,770	Suncor Energy, Inc. ADR	2,301,834
32,100	Total SA	1,460,596
1,919,854	Weatherford International plc[a]	14,936,464

	Total	68,063,066

Financials (15.1%)
11,800	AEON Financial Service Company, Ltd.	277,799
45,700	Allianz SE	7,421,929
126,200	Australia & New Zealand Banking Group, Ltd.	2,262,313
209,500	Bank Hapoalim, Ltd.	1,087,478
225,134	Bank of America Corporation	3,043,812
166,400	Bank of East Asia, Ltd.	621,960
74,820	Bank of Nova Scotia	3,656,458
54,406	Bank of Queensland, Ltd.	504,439
452,000	Bank of Yokohama, Ltd.[c]	2,047,528
130,800	BinckBank NV	973,661
173,320	Blackstone Group, LP	4,861,626
24,199	Canadian Western Bank	449,976
157,300	CapitaMall Trust	243,776
50,000	Chiba Bank, Ltd.	249,033
52,260	Chubb, Ltd.	6,226,779
246,960	Citigroup, Inc.	10,310,580
55,000	CNP Assurances	856,496
12,100	Daiwa House Industry Company, Ltd.	340,111
8,600	Derwent London plc	388,631
250,700	DEXUS Property Group	1,522,404
119,366	Direct Line Insurance Group plc	633,139
60,200	Erste Group Bank AGa	1,689,640
121,500	FlexiGroup, Ltd.[b]	230,461
145,100	Frasers Centrepoint Trust	215,202

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
206

LARGE CAP STOCK PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (83.3%)	Value
Financials (15.1%) - continued
367,000	Fukuoka Financial Group, Inc.	$1,195,493
30,380	Goldman Sachs Group, Inc.	4,769,052
44,300	Great Portland Estates plc	462,478
47,688	H&R Real Estate Investment Trust	770,719
20,059	Hamborner REIT AG	217,159
45,700	Hang Seng Bank, Ltd.	808,615
21,800	Hannover Rueckversicherung SE	2,533,652
231,100	Henderson Group plc	854,854
44,400	Hufvudstaden AB	702,240
360,000	Hysan Development Company, Ltd.	1,534,208
12,015	Intact Financial Corporation	841,212
42,570	Intercontinental Exchange, Inc.	10,009,910
255,760	Invesco, Ltd.	7,869,735
233,200	Investec plc	1,710,623
345,249	J.P. Morgan Chase & Company	20,445,646
250,500	Link REIT	1,488,133
44,000	Macquarie Group, Ltd.	2,227,017
763,200	Mizuho Financial Group, Inc.	1,137,384
4,100	Muenchener Rueckversicherungs-Gesellschaft AG	832,073
42,500	National Australia Bank, Ltd.	853,354
44,778	National Bank of Canada	1,464,960
786,000	New World Development Company, Ltd.	750,180
62,900	Old Mutual plc	173,737
61,300	Poundland Group plc	137,200
13,659	Power Corporation of Canada	315,090
4,600	Sampo Oyj	217,877
31,400	Schroders plc	1,207,158
790,802	Stockland	2,587,182
247,000	Sumitomo Mitsui Trust Holdings, Inc.[b]	723,088
24,700	Swiss Re AG	2,280,790
134,730	Synchrony Financial[a]	3,861,362
123,000	T&D Holdings, Inc.	1,148,948
6,600	Talanx AG	224,920
5,200	Tokio Marine Holdings, Inc.	175,697
14,366	Toronto-Dominion Bank	620,102
141,617	United Overseas Bank, Ltd.	1,980,938
271,400	Wing Tai Holdings, Ltd.	354,030

	Total	129,602,047

Health Care (9.8%)
2,800	Actelion, Ltd.	417,871
30,322	Allergan plc[a]	8,127,206
26,800	Amgen, Inc.	4,018,124
24,000	Astellas Pharmaceutical, Inc.	318,948
1,500	Bayer AG	175,771
113,006	Cerner Corporation[a]	5,984,798
5,200	CSL, Ltd.	404,098
33,700	Essilor International SA	4,152,381
2,100	Gerresheimer AG	164,305
66,159	Gilead Sciences, Inc.	6,077,366
37,300	Hikma Pharmaceuticals plc	1,059,185
17,587	ICON plc[a]	1,320,784
4,700	Lonza Group AG	794,494
368,670	Merck & Company, Inc.	19,506,330
14,700	Merck KGaA	1,222,803
69,300	Novartis AG	5,013,989
47,600	Novo Nordisk AS	2,577,711
384,920	Pfizer, Inc.	11,409,029
6,400	Roche Holding AG-Genusschein	1,571,458
51,900	Sanofi	4,172,552
71,982	Vertex Pharmaceuticals, Inc.[a]	5,721,849

	Total	84,211,052

Shares	Common Stock (83.3%)	Value
Industrials (7.3%)
14,200	Adecco SA	$923,726
18,900	Aida Engineering, Ltd.	164,197
241,065	Air New Zealand, Ltd.	476,605
11,300	Airbus Group NV	748,711
23,100	Amada Holdings Company, Ltd.	225,081
6,600	Andritz AG	361,575
109,000	Asahi Glass Company, Ltd.	596,430
7,700	Atlas Copco Aktiebolag	193,250
18,500	Babcock International Group plc	251,921
75,590	Boeing Company	9,595,395
58,800	Central Glass Company, Ltd.	319,025
13,600	Compagnie de Saint-Gobain	597,371
7,800	Croda International plc	339,633
28,000	Dai Nippon Printing Company, Ltd.	248,475
29,970	Dart Group plc	285,814
224,780	Delta Air Lines, Inc.	10,942,290
19,200	Deutsche Post AG	532,876
7,000	DSV AS	291,160
10,000	FANUC Corporation	1,548,686
32,100	Ferrovial SA	688,898
600	Flughafen Zuerich AG	536,758
60,000	Fuji Electric Company, Ltd.	207,454
20,433	Galliford Try plc	420,408
300	Georg Fischer AG	242,268
32,000	Hankyu Hanshin Holdings, Inc.	204,071
4,300	Hochtief AG	525,099
57,240	Honeywell International, Inc.	6,413,742
3,100	Hoshizaki Electric Company, Ltd.	258,573
13,500	Inaba Denki Sangyo Company, Ltd.	424,672
39,000	Intrum Justitia AB	1,374,367
185,500	ITOCHU Corporation	2,279,579
3,200	Jungheinrich AG	291,543
17,000	Keisei Electric Railway Company, Ltd.	239,168
63,100	KITZ Corporation	272,881
54,600	KONE Oyj[b]	2,627,948
13,900	Koninklijke Boskalis Westminster NV	544,783
3,300	Kuehne & Nagel International AG	468,984
24,700	MIRAIT Holdings Corporation	196,496
28,000	Mitsuboshi Belting, Ltd.	225,304
46,000	MTR Corporation, Ltd.	227,981
30,000	Nikkon Holdings Company, Ltd.	542,962
47,000	Nippon Express Company, Ltd.	213,685
48,400	Nitto Kogyo Corporation	770,959
129,970	Norfolk Southern Corporation	10,820,002
3,200	Randstad Holding NV	176,998
2,798	Rieter Holding AG	604,085
9,314	Saft Groupe SA	281,234
42,400	Sanwa Holdings Corporation	315,425
1,200	Schindler Holding AG	221,074
98,400	SIG plc	206,028
43,000	Toppan Printing Company, Ltd.	360,522
6,700	Travis Perkins plc	175,512
3,800	Vestas Wind Systems AS	267,747
10,516	WSP Global, Inc.	311,735
8,900	Yuasa Trading Company, Ltd.	209,080

	Total	62,790,246

Information Technology (14.8%)
24,244	Alphabet, Inc., Class Aa	18,495,748
24,250	Alphabet, Inc., Class Ca	18,065,037
5,000	Amadeus IT Holding SA	213,820
306,198	Apple, Inc.	33,372,520
5,660	AtoS	459,699
25,600	Canon, Inc.	763,468
35,760	Check Point Software Technologies, Ltd.[a,b]	3,127,927

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
207

LARGE CAP STOCK PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (83.3%)	Value
Information Technology (14.8%) - continued
199,060	Cisco Systems, Inc.	$5,667,238
476,130	EMC Corporation	12,688,864
87,275	Facebook, Inc.[a]	9,958,077
78,900	FUJIFILM Holdings NPV	3,118,704
23,000	Hitachi Kokusai Electric, Inc.	276,117
14,500	Hoya Corporation	551,154
16,100	IT Holdings Corporation	380,805
13,300	ITOCHU Techno-Solutions Corporation	250,954
6,800	Kyocera Corporation	299,412
125,960	Microsoft Corporation	6,956,771
25,200	NEC Networks & System Integration Corporation	391,281
13,500	NS Solutions Corporation	264,805
131,640	Salesforce.com, Inc.[a]	9,718,981
13,300	SAP SE	1,070,232
57,300	Shinko Electric Industries Company, Ltd.	322,107
3,200	TDK Corporation	177,555
900	U-Blox AGa	172,847
4,700	United Internet AG	235,485

	Total	126,999,608

Materials (3.2%)
2,900	Air Liquide SA	325,354
83,996	Albemarle Corporation	5,369,864
3,000	Aurubis AG	149,072
205,700	BHP Billiton, Ltd.	2,658,008
58,900	BillerudKorsnas AB	961,507
66,000	Boral, Ltd.	312,184
16,800	Buzzi Unicem SPA	289,610
1,481	CCL Industries, Inc.	281,091
98,900	Daicel Corporation	1,348,147
146,250	Dow Chemical Company	7,438,275
5,900	Evonik Industries AG	176,453
400	Givaudan SA	783,920
20,200	Hexpol AB	224,119
9,600	Holmen AB	314,009
12,700	JFE Holdings, Inc.	170,564
3,500	LafargeHolcim, Ltd.	164,359
1,100	Linde AG	159,828
31,700	Mitsubishi Chemical Holdings Corporation	165,509
6,300	Nippon Shokubai Company, Ltd.	320,914
20,000	Nippon Steel & Sumitomo Metal Corporation	383,433
107,025	Norsk Hydro ASA	439,714
19,700	Novozymes AS	884,657
34,000	Oji Holdings Corporation	136,559
6,000	Rio Tinto, Ltd.	195,368
100	Sika AG	395,864
36,000	Sumitomo Seika Chemicals Company, Ltd.	177,808
39,000	Tosoh Corporation	163,784
7,500	Umicore	372,301
41,400	UPM-Kymmene Oyj	748,497
51,477	Yara International ASA	1,932,435

	Total	27,443,207

Telecommunications Services (0.9%)
23,077	BCE, Inc.	1,051,725
53,600	Elisa Oyj[a,b]	2,081,357
52,800	Freenet AG	1,576,983
712,505	KCOM Group plc	1,100,082
50,700	Orange SA	885,372
18,200	Proximus SA	621,066

Shares	Common Stock (83.3%)	Value
Telecommunications Services (0.9%) - continued
84,600	Telefonica Deutschland Holding AG	$457,330

	Total	7,773,915

Utilities (2.6%)
53,000	CLP Holdings, Ltd.	479,724
392,200	Electricidade de Portugal SA	1,392,486
296,050	PG&E Corporation	17,680,106
205,500	Redes Energeticas Nacionais SGPS SA	672,813
6,700	Severn Trent plc	208,712
35,000	Toho Gas Company, Ltd.	248,427
88,100	United Utilities Group plc	1,166,182
10,100	Veolia Environnement SA	243,096

	Total	22,091,546

	Total Common Stock (cost $595,235,858)	714,491,779

Shares	Collateral Held for Securities Loaned (1.1%)	Value
9,676,642	Thrivent Cash Management Trust	9,676,642

	Total Collateral Held for Securities Loaned (cost $9,676,642)	9,676,642

Shares or Principal Amount	Short-Term Investments (16.7%)[d]	Value
	Federal Agricultural Mortgage Corporation Discount Notes
5,000,000	0.400%, 7/25/2016[e]	4,993,611
	Federal National Mortgage Association Discount Notes
6,900,000	0.350%, 6/1/2016[e]	6,895,908
	Thrivent Cash Management Trust
130,869,788	0.290%	130,869,788

	Total Short-Term Investments (at amortized cost)	142,759,307

	Total Investments (cost $747,671,807) 101.1%	$866,927,728

	Other Assets and Liabilities, Net (1.1%)	(9,731,179)

	Total Net Assets 100.0%	$857,196,549

a	Non-income producing security.
b	All or a portion of the security is on loan.
c

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.

d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
208

LARGE CAP STOCK PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Stock Portfolio as of March 31, 2016:

Securities Lending Transactions

Common Stock	$9,311,898

Total lending	$9,311,898
Gross amount payable upon return of collateral for securities loaned	$9,676,642

Net amounts due to counterparty	$364,744

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$140,434,310
Gross unrealized depreciation	(21,178,389)

Net unrealized appreciation (depreciation)	$119,255,921

Cost for federal income tax purposes	$747,671,807

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2016, in valuing Large Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	120,814,309	86,906,956	33,907,353	–
Consumer Staples	64,702,783	39,180,080	25,522,703	–
Energy	68,063,066	57,407,062	10,656,004	–
Financials	129,602,047	71,398,502	56,156,017	2,047,528
Health Care	84,211,052	62,165,486	22,045,566	–
Industrials	62,790,246	37,771,429	25,018,817	–
Information Technology	126,999,608	118,051,163	8,948,445	–
Materials	27,443,207	12,808,139	14,635,068	–
Telecommunications Services	7,773,915	–	7,773,915	–
Utilities	22,091,546	17,680,106	4,411,440	–
Short-Term Investments	11,889,519	–	11,889,519	–

Subtotal Investments in Securities	$726,381,298	$503,368,923	$220,964,847	$2,047,528

Other Investments*	Total
Short-Term Investments	130,869,788
Collateral Held for Securities Loaned	9,676,642

Subtotal Other Investments	$140,546,430

Total Investments at Value	$866,927,728

*

In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	41,925	41,925	–	–

Total Asset Derivatives	$41,925	$41,925	$–	$–

Liability Derivatives
Futures Contracts	1,628,176	1,628,176	–	–

Total Liability Derivatives	$1,628,176	$1,628,176	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2016. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
209

LARGE CAP STOCK PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

The following table presents Large Cap Stock Portfolio’s futures contracts held as of March 31, 2016. Investments and/or cash totaling $9,692,330 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Eurex Euro STOXX 50 Index	1,957	June 2016	$63,463,379	$61,835,203	($1,628,176)
ICE mini MSCI EAFE Index	685	June 2016	55,631,450	55,673,375	41,925
Total Futures Contracts					($1,586,251)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Large Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at March 31, 2016	Value March 31, 2016	Income Earned January 1, 2016 - March 31, 2016
Cash Management Trust-Collateral Investment	$4,545,524	$22,967,102	$17,835,984	9,676,642	$9,676,642	$26,079
Cash Management Trust-Short Term Investment	129,184,785	81,035,501	79,350,498	130,869,788	130,869,788	83,352
Total Value and Income Earned	$133,730,309				$140,546,430	$109,431

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
210

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (97.1%)	Value
Consumer Discretionary (12.7%)
2,140	Advance Auto Parts, Inc.	$343,128
11,350	Amazon.com, Inc.[a]	6,737,814
2,150	AutoNation, Inc.[a]	100,362
880	AutoZone, Inc.[a]	701,087
4,770	Bed Bath & Beyond, Inc.[a]	236,783
8,265	Best Buy Company, Inc.	268,117
6,410	BorgWarner, Inc.	246,144
6,520	Cablevision Systems Corporation	215,160
5,710	CarMax, Inc.[a]	291,781
13,220	Carnival Corporation	697,619
12,422	CBS Corporation	684,328
880	Chipotle Mexican Grill, Inc.[a]	414,454
8,110	Coach, Inc.	325,130
71,245	Comcast Corporation	4,351,645
9,650	D.R. Horton, Inc.	291,719
3,380	Darden Restaurants, Inc.	224,094
8,180	Delphi Automotive plc	613,664
4,400	Discovery Communications, Inc.[a]	125,972
6,980	Discovery Communications, Inc., Class Ca	188,460
8,420	Dollar General Corporation	720,752
6,848	Dollar Tree, Inc.[a]	564,686
3,480	Expedia, Inc.	375,214
113,511	Ford Motor Company	1,532,398
6,642	Gap, Inc.[b]	195,275
3,430	Garmin, Ltd.	137,063
41,048	General Motors Company	1,290,139
4,390	Genuine Parts Company	436,190
7,790	Goodyear Tire & Rubber Company	256,914
6,880	H&R Block, Inc.	181,770
11,570	Hanesbrands, Inc.	327,894
5,400	Harley-Davidson, Inc.	277,182
2,080	Harman International Industries, Inc.	185,203
3,300	Hasbro, Inc.	264,330
37,000	Home Depot, Inc.	4,936,910
11,807	Interpublic Group of Companies, Inc.	270,971
18,980	Johnson Controls, Inc.	739,651
5,540	Kohl’s Corporation	258,219
7,474	L Brands, Inc.	656,292
3,980	Leggett & Platt, Inc.	192,632
5,250	Lennar Corporation	253,890
26,780	Lowe’s Companies, Inc.	2,028,585
9,108	Macy’s, Inc.	401,572
5,666	Marriott International, Inc.	403,306
10,000	Mattel, Inc.	336,200
26,540	McDonald’s Corporation	3,335,547
5,230	Michael Kors Holdings, Ltd.[a]	297,901
1,860	Mohawk Industries, Inc.[a]	355,074
12,500	Netflix, Inc.[a]	1,277,875
7,803	Newell Rubbermaid, Inc.[b]	345,595
11,065	News Corporation, Class A	141,300
3,130	News Corporation, Class B	41,472
39,080	NIKE, Inc.	2,402,248
3,780	Nordstrom, Inc.[b]	216,254
7,050	Omnicom Group, Inc.	586,771
2,850	O’Reilly Automotive, Inc.[a]	779,931
1,450	Priceline Group, Inc.[a]	1,868,992
9,372	PulteGroup, Inc.	175,350
2,370	PVH Corporation	234,772
1,680	Ralph Lauren Corporation	161,717
11,960	Ross Stores, Inc.	692,484
4,970	Royal Caribbean Cruises, Ltd.	408,285
2,760	Scripps Networks Interactive, Inc.	180,780
2,350	Sherwin-Williams Company	668,974
2,340	Signet Jewelers, Ltd.	290,230
1,700	Snap-On, Inc.	266,883

Shares	Common Stock (97.1%)	Value
Consumer Discretionary (12.7%) - continued
18,795	Staples, Inc.	$207,309
43,480	Starbucks Corporation	2,595,756
4,760	Starwood Hotels & Resorts Worldwide, Inc.	397,127
17,660	Target Corporation	1,453,065
6,420	Tegna, Inc.	150,613
3,290	Tiffany & Company	241,420
8,288	Time Warner Cable, Inc.	1,695,890
23,370	Time Warner, Inc.	1,695,493
19,550	TJX Companies, Inc.	1,531,742
3,910	Tractor Supply Company	353,699
3,320	TripAdvisor, Inc.[a]	220,780
32,810	Twenty-First Century Fox, Inc.	914,743
12,640	Twenty-First Century Fox, Inc., Class B	356,448
5,240	Under Armour, Inc.[a]	444,509
2,540	Urban Outfitters, Inc.[a]	84,049
9,940	VF Corporation	643,714
10,292	Viacom, Inc.	424,854
44,387	Walt Disney Company	4,408,073
2,247	Whirlpool Corporation	405,224
3,412	Wyndham Worldwide Corporation	260,779
2,430	Wynn Resorts, Ltd.[b]	227,035
11,860	Yum! Brands, Inc.	970,741

	Total	68,692,197

Consumer Staples (10.1%)
57,760	Altria Group, Inc.	3,619,242
17,488	Archer-Daniels-Midland Company	634,989
2,947	Brown-Forman Corporation	290,191
5,300	Campbell Soup Company	338,087
3,830	Church & Dwight Company, Inc.	353,049
3,810	Clorox Company	480,289
114,730	Coca-Cola Company	5,322,325
6,130	Coca-Cola Enterprises, Inc.	311,036
26,390	Colgate-Palmolive Company	1,864,453
12,790	ConAgra Foods, Inc.	570,690
5,160	Constellation Brands, Inc.	779,624
12,920	Costco Wholesale Corporation	2,035,934
32,174	CVS Health Corporation	3,337,409
5,510	Dr. Pepper Snapple Group, Inc.	492,704
6,530	Estee Lauder Companies, Inc.	615,844
17,550	General Mills, Inc.	1,111,793
4,220	Hershey Company	388,620
7,930	Hormel Foods Corporation	342,893
3,521	J.M. Smucker Company	457,167
7,440	Kellogg Company	569,532
10,662	Kimberly-Clark Corporation	1,434,146
17,617	Kraft Heinz Company	1,383,992
28,630	Kroger Company	1,095,098
3,400	McCormick & Company, Inc.	338,232
5,508	Mead Johnson Nutrition Company	468,015
5,410	Molson Coors Brewing Company	520,334
46,052	Mondelez International, Inc.	1,847,606
4,450	Monster Beverage Corporation[a]	593,541
42,570	PepsiCo, Inc.	4,362,574
45,540	Philip Morris International, Inc.	4,467,929
77,888	Procter & Gamble Company	6,410,961
24,508	Reynolds American, Inc.	1,232,997
5,450	Safeway, Inc. (Casa Ley SA de CV) Contingent Value Rights[a,c]	5,531
5,450	Safeway, Inc. (Property Development Centers, LLC) Contingent Value Rights[a,c]	266
15,440	Sysco Corporation	721,511
8,640	Tyson Foods, Inc.	575,942

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
211

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (97.1%)	Value
Consumer Staples (10.1%) - continued
25,300	Walgreens Boots Alliance, Inc.	$2,131,272
45,780	Wal-Mart Stores, Inc.	3,135,472
9,520	Whole Foods Market, Inc.	296,167

	Total	54,937,457

Energy (6.6%)
14,822	Anadarko Petroleum Corporation	690,261
10,880	Apache Corporation	531,053
12,843	Baker Hughes, Inc.	562,909
13,640	Cabot Oil & Gas Corporation	309,764
5,580	Cameron International Corporation[a]	374,139
15,000	Chesapeake Energy Corporation[b]	61,800
55,386	Chevron Corporation	5,283,824
2,770	Cimarex Energy Company	269,438
11,659	Columbia Pipeline Group, Inc.	292,641
3,750	Concho Resources, Inc.[a]	378,900
36,039	ConocoPhillips	1,451,291
14,430	Devon Energy Corporation	395,959
1,900	Diamond Offshore Drilling, Inc.[b]	41,287
16,010	EOG Resources, Inc.	1,162,006
4,710	EQT Corporation	316,795
121,990	Exxon Mobil Corporation	10,197,144
6,620	FMC Technologies, Inc.[a]	181,123
25,120	Halliburton Company	897,286
3,140	Helmerich & Payne, Inc.[b]	184,381
7,700	Hess Corporation	405,405
53,730	Kinder Morgan, Inc.	959,618
24,288	Marathon Oil Corporation	270,568
15,588	Marathon Petroleum Corporation	579,562
4,620	Murphy Oil Corporation	116,378
11,150	National Oilwell Varco, Inc.	346,765
5,800	Newfield Exploration Company[a]	192,850
12,420	Noble Energy, Inc.	390,112
22,430	Occidental Petroleum Corporation	1,534,885
6,270	ONEOK, Inc.	187,222
13,764	Phillips 66	1,191,825
4,720	Pioneer Natural Resources Company	664,293
5,000	Range Resources Corporation[b]	161,900
36,534	Schlumberger, Ltd.	2,694,383
11,260	Southwestern Energy Company[a,b]	90,868
19,804	Spectra Energy Corporation	606,002
3,500	Tesoro Corporation	301,035
10,300	Transocean, Ltd.[b]	94,142
13,760	Valero Energy Corporation	882,566
20,230	Williams Companies, Inc.	325,096

	Total	35,577,476

Financials (15.1%)
1,560	Affiliated Managers Group, Inc.a	253,344
12,310	Aflac, Inc.	777,253
11,102	Allstate Corporation	747,942
24,100	American Express Company	1,479,740
33,517	American International Group, Inc.	1,811,594
12,440	American Tower Corporation	1,273,483
4,950	Ameriprise Financial, Inc.	465,350
7,905	Aon plc	825,677
4,586	Apartment Investment & Management Company	191,787
1,890	Assurant, Inc.	145,814
4,021	AvalonBay Communities, Inc.	764,794
298,300	Bank of America Corporation	4,033,016
31,272	Bank of New York Mellon Corporation	1,151,748
22,740	BB&T Corporation	756,560
54,859	Berkshire Hathaway, Inc.[a]	7,783,395
3,670	BlackRock, Inc.	1,249,892
4,510	Boston Properties, Inc.	573,131

Shares	Common Stock (97.1%)	Value
Financials (15.1%) - continued
15,313	Capital One Financial Corporation	$1,061,344
8,410	CBRE Group, Inc.[a]	242,376
34,525	Charles Schwab Corporation	967,390
13,558	Chubb, Ltd.	1,615,436
4,378	Cincinnati Financial Corporation	286,146
85,293	Citigroup, Inc.	3,560,983
15,390	Citizens Financial Group, Inc.	322,421
9,930	CME Group, Inc.	953,776
5,060	Comerica, Inc.	191,622
9,830	Crown Castle International Corporation	850,295
12,155	Discover Financial Services	618,933
8,120	E*TRADE Financial Corporation[a]	198,859
2,026	Equinix, Inc.	670,018
10,730	Equity Residential	805,072
1,910	Essex Property Trust, Inc.	446,673
3,660	Extra Space Storage, Inc.	342,064
2,050	Federal Realty Investment Trust	319,902
22,764	Fifth Third Bancorp	379,931
10,900	Franklin Resources, Inc.	425,645
17,090	General Growth Properties, Inc.	508,086
11,450	Goldman Sachs Group, Inc.	1,797,421
11,640	Hartford Financial Services Group, Inc.	536,371
13,750	HCP, Inc.	447,975
21,821	Host Hotels & Resorts, Inc.	364,411
23,101	Huntington Bancshares, Inc.	220,384
3,470	Intercontinental Exchange, Inc.	815,936
12,200	Invesco, Ltd.	375,394
5,712	Iron Mountain, Inc.	193,694
107,038	J.P. Morgan Chase & Company	6,338,790
24,280	KeyCorp	268,051
12,190	Kimco Realty Corporation	350,828
3,130	Legg Mason, Inc.	108,548
9,751	Leucadia National Corporation	157,674
7,014	Lincoln National Corporation	274,949
7,840	Loews Corporation	299,958
4,646	M&T Bank Corporation	515,706
3,710	Macerich Company	293,980
15,280	Marsh & McLennan Companies, Inc.	928,871
7,840	McGraw-Hill Financial, Inc.	776,003
32,052	MetLife, Inc.	1,408,365
4,990	Moody’s Corporation	481,834
44,350	Morgan Stanley	1,109,193
3,380	Nasdaq, Inc.	224,364
9,970	Navient Corporation	119,341
6,270	Northern Trust Corporation	408,616
9,060	People’s United Financial, Inc.	144,326
14,604	PNC Financial Services Group, Inc.	1,235,060
7,910	Principal Financial Group, Inc.	312,049
17,140	Progressive Corporation	602,300
15,366	Prologis, Inc.	678,870
12,980	Prudential Financial, Inc.	937,416
4,310	Public Storage, Inc.	1,188,827
7,450	Realty Income Corporation	465,700
37,427	Regions Financial Corporation	293,802
9,074	Simon Property Group, Inc.	1,884,579
2,930	SL Green Realty Corporation	283,858
11,600	State Street Corporation	678,832
14,690	SunTrust Banks, Inc.	530,015
24,430	Synchrony Financial[a]	700,164
7,288	T. Rowe Price Group, Inc.	535,376
3,300	Torchmark Corporation	178,728
8,651	Travelers Companies, Inc.	1,009,658
47,885	U.S. Bancorp	1,943,652
7,840	UDR, Inc.	302,075

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
212

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (97.1%)	Value
Financials (15.1%) - continued
6,954	Unum Group	$215,018
9,920	Ventas, Inc.	624,563
5,197	Vornado Realty Trust	490,753
135,070	Wells Fargo & Company	6,531,985
10,440	Welltower, Inc.	723,910
22,890	Weyerhaeuser Company	709,132
4,057	Willis Towers Watson plc	481,404
8,500	XL Group plc	312,800
5,920	Zions Bancorporation	143,323

	Total	82,006,324

Health Care (13.8%)
43,340	Abbott Laboratories	1,812,912
47,340	AbbVie, Inc.	2,704,061
10,249	Aetna, Inc.	1,151,475
6,540	Alexion Pharmaceuticals, Inc.[a]	910,499
11,522	Allergan plc[a]	3,088,242
5,720	AmerisourceBergen Corporation	495,066
22,050	Amgen, Inc.	3,305,956
7,690	Anthem, Inc.	1,068,833
19,830	Baxalta, Inc.	801,132
16,050	Baxter International, Inc.	659,334
6,225	Becton, Dickinson and Company	945,079
6,370	Biogen, Inc.[a]	1,658,238
39,670	Boston Scientific Corporation[a]	746,193
49,228	Bristol-Myers Squibb Company	3,144,685
2,170	C.R. Bard, Inc.	439,794
9,655	Cardinal Health, Inc.	791,227
22,890	Celgene Corporation[a]	2,291,060
4,920	Centene Corporation[a]	302,924
8,940	Cerner Corporation[a]	473,462
7,480	CIGNA Corporation	1,026,555
4,860	DaVita HealthCare Partners, Inc.[a]	356,627
7,110	Dentsply Sirona, Inc.	438,189
6,290	Edwards Lifesciences Corporation[a]	554,841
28,600	Eli Lilly and Company	2,059,486
6,060	Endo International plc[a]	170,589
19,355	Express Scripts Holding Company[a]	1,329,495
39,490	Gilead Sciences, Inc.	3,627,551
8,860	HCA Holdings, Inc.[a]	691,523
2,410	Henry Schein, Inc.[a]	416,038
7,190	Hologic, Inc.[a]	248,055
4,360	Humana, Inc.	797,662
4,220	Illumina, Inc.[a]	684,104
1,100	Intuitive Surgical, Inc.[a]	661,155
81,590	Johnson & Johnson	8,828,038
2,990	Laboratory Corporation of America Holdings[a]	350,219
3,130	Mallinckrodt, LLC[a]	191,806
6,712	McKesson Corporation	1,055,462
41,509	Medtronic plc	3,113,175
81,133	Merck & Company, Inc.	4,292,747
11,990	Mylan NV	555,737
2,460	Patterson Companies, Inc.	114,464
3,230	PerkinElmer, Inc.	159,756
4,310	Perrigo Company plc	551,378
176,040	Pfizer, Inc.	5,217,826
4,180	Quest Diagnostics, Inc.	298,661
2,270	Regeneron Pharmaceuticals, Inc.[a]	818,199
8,304	St. Jude Medical, Inc.	456,720
9,270	Stryker Corporation	994,578
2,815	Tenet Healthcare Corporation[a]	81,438
11,650	Thermo Fisher Scientific, Inc.	1,649,524
27,880	UnitedHealth Group, Inc.	3,593,732
2,630	Universal Health Services, Inc.	328,014
2,810	Varian Medical Systems, Inc.[a]	224,856

Shares	Common Stock (97.1%)	Value
Health Care (13.8%) - continued
7,140	Vertex Pharmaceuticals, Inc.[a]	$567,559
2,380	Waters Corporation[a]	313,970
5,240	Zimmer Biomet Holdings, Inc.	558,741
13,250	Zoetis, Inc.	587,373

	Total	74,756,015

Industrials (9.8%)
17,780	3M Company	2,962,681
4,830	ADT Corporation	199,286
2,831	Allegion plc	180,363
6,910	AMETEK, Inc.	345,362
18,100	Boeing Company	2,297,614
4,210	C.H. Robinson Worldwide, Inc.	312,508
16,910	Caterpillar, Inc.	1,294,291
2,590	Cintas Corporation	232,608
28,230	CSX Corporation	726,922
4,720	Cummins, Inc.	518,917
17,570	Danaher Corporation	1,666,690
8,760	Deere & Company[b]	674,432
22,780	Delta Air Lines, Inc.	1,108,930
4,530	Dover Corporation	291,415
1,060	Dun & Bradstreet Corporation	109,265
13,444	Eaton Corporation	841,057
18,790	Emerson Electric Company	1,021,800
3,490	Equifax, Inc.	398,872
5,340	Expeditors International of Washington, Inc.	260,645
8,450	Fastenal Company[b]	414,050
7,480	FedEx Corporation	1,217,146
2,240	First Solar, Inc.[a]	153,373
3,790	Flowserve Corporation	168,314
4,070	Fluor Corporation	218,559
8,610	General Dynamics Corporation	1,131,096
273,117	General Electric Company	8,682,389
22,595	Honeywell International, Inc.	2,531,770
9,600	Illinois Tool Works, Inc.	983,424
7,570	Ingersoll-Rand plc	469,416
3,600	Jacobs Engineering Group, Inc.[a]	156,780
2,610	JB Hunt Transport Services, Inc.	219,866
3,170	Kansas City Southern	270,877
2,280	L-3 Communications Holdings, Inc.	270,180
7,710	Lockheed Martin Corporation	1,707,765
9,740	Masco Corporation	306,323
10,650	Nielsen Holdings plc	560,829
8,650	Norfolk Southern Corporation	720,112
5,308	Northrop Grumman Corporation	1,050,453
10,317	PACCAR, Inc.	564,237
3,945	Parker Hannifin Corporation	438,211
5,329	Pentair, Ltd.	289,152
5,630	Pitney Bowes, Inc.	121,270
4,690	Quanta Services, Inc.[a]	105,806
8,830	Raytheon Company	1,082,823
7,000	Republic Services, Inc.	333,550
3,850	Robert Half International, Inc.	179,333
3,850	Rockwell Automation, Inc.	437,938
3,840	Rockwell Collins, Inc.	354,086
2,970	Roper Industries, Inc.	542,827
1,550	Ryder System, Inc.	100,409
18,620	Southwest Airlines Company	834,176
4,470	Stanley Black & Decker, Inc.	470,289
2,490	Stericycle, Inc.[a]	314,213
7,970	Textron, Inc.	290,586
12,440	Tyco International plc	456,672
24,690	Union Pacific Corporation	1,964,090
10,470	United Continental Holdings, Inc.[a]	626,734
20,240	United Parcel Service, Inc.	2,134,713

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
213

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Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (97.1%)	Value
Industrials (9.8%) - continued
2,640	United Rentals, Inc.[a]	$164,182
22,760	United Technologies Corporation	2,278,276
17,600	US Airways Group, Inc.	721,776
4,550	Verisk Analytics, Inc.[a]	363,636
1,660	W.W. Grainger, Inc.[b]	387,494
12,169	Waste Management, Inc.	717,971
5,250	Xylem, Inc.	214,725

	Total	53,165,555

Information Technology (20.3%)
18,490	Accenture plc	2,133,746
14,940	Activision Blizzard, Inc.	505,570
14,680	Adobe Systems, Inc.[a]	1,376,984
9,635	Agilent Technologies, Inc.	383,955
5,180	Akamai Technologies, Inc.[a]	287,853
1,720	Alliance Data Systems Corporation[a]	378,400
8,560	Alphabet, Inc., Class Aa	6,530,424
8,699	Alphabet, Inc., Class Ca	6,480,320
9,060	Amphenol Corporation	523,849
9,140	Analog Devices, Inc.	540,997
161,180	Apple, Inc.	17,567,008
32,670	Applied Materials, Inc.	691,951
6,610	Autodesk, Inc.[a]	385,429
13,450	Automatic Data Processing, Inc.	1,206,599
10,923	Broadcom, Ltd.	1,687,604
8,632	CA, Inc.	265,779
148,720	Cisco Systems, Inc.	4,234,058
4,480	Citrix Systems, Inc.[a]	352,038
17,900	Cognizant Technology Solutions Corporation[a]	1,122,330
3,940	Computer Sciences Government Services, Inc.	105,986
32,440	Corning, Inc.	677,672
31,220	eBay, Inc.[a]	744,909
9,130	Electronic Arts, Inc.[a]	603,584
57,106	EMC Corporation	1,521,875
2,000	F5 Networks, Inc.[a]	211,700
67,090	Facebook, Inc.[a]	7,654,969
8,110	Fidelity National Information Services, Inc.	513,444
6,610	Fiserv, Inc.[a]	678,054
4,010	FLIR Systems, Inc.	132,129
3,030	GameStop Corporation[b]	96,142
3,680	Harris Corporation	286,525
49,456	Hewlett Packard Enterprise Company	876,855
50,736	Hewlett-Packard Company	625,068
140,800	Intel Corporation	4,554,880
25,950	International Business Machines Corporation	3,930,127
7,570	Intuit, Inc.	787,356
10,460	Juniper Networks, Inc.	266,835
4,570	KLA-Tencor Corporation	332,742
4,670	Lam Research Corporation	385,742
7,060	Linear Technology Corporation	314,594
28,770	MasterCard, Inc.	2,718,765
6,010	Microchip Technology, Inc.[b]	289,682
29,870	Micron Technology, Inc.[a]	312,739
233,600	Microsoft Corporation	12,901,728
4,655	Motorola Solutions, Inc.	352,383
8,570	NetApp, Inc.	233,875
15,170	NVIDIA Corporation	540,507
92,427	Oracle Corporation	3,781,189
9,480	Paychex, Inc.	512,015
31,880	PayPal Holdings, Inc.[a]	1,230,568
3,760	Qorvo, Inc.[a]	189,542
43,620	QUALCOMM, Inc.	2,230,727

Shares	Common Stock (97.1%)	Value
Information Technology (20.3%) - continued
5,320	Red Hat, Inc.[a]	$396,393
18,590	Salesforce.com, Inc.[a]	1,372,500
5,880	SanDisk Corporation	447,350
8,690	Seagate Technology plc	299,370
5,650	Skyworks Solutions, Inc.	440,135
19,014	Symantec Corporation	349,477
10,870	TE Connectivity, Ltd.	673,070
3,900	Teradata Corporation[a]	102,336
29,690	Texas Instruments, Inc.	1,704,800
4,950	Total System Services, Inc.	235,521
2,830	VeriSign, Inc.[a]	250,568
56,550	Visa, Inc.	4,324,944
6,760	Western Digital Corporation	319,342
14,610	Western Union Company	281,827
27,995	Xerox Corporation	312,424
7,550	Xilinx, Inc.	358,096
24,960	Yahoo!, Inc.[a]	918,778

	Total	110,036,733

Materials (2.6%)
5,690	Air Products and Chemicals, Inc.	819,645
1,910	Airgas, Inc.	270,532
38,614	Alcoa, Inc.	369,922
2,610	Avery Dennison Corporation	188,207
4,180	Ball Corporation	297,992
6,790	CF Industries Holdings, Inc.	212,799
32,853	Dow Chemical Company	1,670,904
25,681	E.I. du Pont de Nemours and Company	1,626,121
4,320	Eastman Chemical Company	312,034
7,760	Ecolab, Inc.	865,395
3,860	FMC Corporation	155,828
36,872	Freeport-McMoRan, Inc.[b]	381,256
2,350	International Flavors & Fragrances, Inc.	267,360
11,761	International Paper Company	482,671
10,080	LyondellBasell Industries NV	862,646
1,890	Martin Marietta Materials, Inc.	301,474
12,988	Monsanto Company	1,139,567
10,230	Mosaic Company	276,210
15,388	Newmont Mining Corporation	409,013
9,340	Nucor Corporation	441,782
4,690	Owens-Illinois, Inc.[a]	74,852
7,750	PPG Industries, Inc.	864,048
8,330	Praxair, Inc.	953,369
5,732	Sealed Air Corporation	275,193
3,900	Vulcan Materials Company	411,723
7,279	Westrock Company	284,099

	Total	14,214,642

Telecommunications Services (2.7%)
179,866	AT&T, Inc.	7,045,351
15,905	CenturyLink, Inc.	508,324
33,788	Frontier Communications Corporation[b]	188,875
8,501	Level 3 Communications, Inc.[a]	449,278
119,666	Verizon Communications, Inc.	6,471,537

	Total	14,663,365

Utilities (3.4%)
19,370	AES Corporation	228,566
3,535	AGL Resources, Inc.	230,270
7,210	Ameren Corporation	361,221
14,550	American Electric Power Company, Inc.	966,120
5,240	American Water Works Company, Inc.	361,193

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
214

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (97.1%)	Value
Utilities (3.4%) - continued
12,713	CenterPoint Energy, Inc.	$265,956
8,200	CMS Energy Corporation	348,008
8,720	Consolidated Edison, Inc.	668,127
17,664	Dominion Resources, Inc.	1,326,920
5,320	DTE Energy Company	482,311
20,432	Duke Energy Corporation	1,648,454
9,650	Edison International, Inc.	693,739
5,250	Entergy Corporation	416,220
27,064	Exelon Corporation	970,515
12,524	FirstEnergy Corporation	450,488
13,700	NextEra Energy, Inc.	1,621,258
9,429	NiSource, Inc.	222,147
9,360	Northeast Utilities	546,062
9,140	NRG Energy, Inc.	118,911
14,620	PG&E Corporation	873,106
3,280	Pinnacle West Capital Corporation	246,230
19,850	PPL Corporation	755,690
14,940	Public Service Enterprise Group, Inc.	704,272
4,240	SCANA Corporation	297,436
6,965	Sempra Energy	724,708
27,040	Southern Company	1,398,779
6,910	TECO Energy, Inc.	190,232
9,336	WEC Energy Group, Inc.	560,814
15,015	Xcel Energy, Inc.	627,927

	Total	18,305,680

	Total Common Stock (cost $337,125,095)	526,355,444

Shares	Collateral Held for Securities Loaned (0.7%)	Value
3,912,975	Thrivent Cash Management Trust	3,912,975

	Total Collateral Held for Securities Loaned (cost $3,912,975)	3,912,975

Shares or Principal Amount	Short-Term Investments (2.9%)[d]	Value
	Federal Home Loan Bank Discount Notes
1,000,000	0.390%, 4/27/2016[e]	999,718
100,000	0.350%, 5/4/2016[e]	99,968
	Federal National Mortgage Association
1,000,000	0.340%, 5/23/2016[e]	999,509
	Thrivent Cash Management Trust
13,351,541	0.290%	13,351,541

	Total Short-Term Investments (at amortized cost)	15,450,736

	Total Investments (cost $356,488,806) 100.7%	$545,719,155

	Other Assets and Liabilities, Net (0.7%)	(3,615,415)

	Total Net Assets 100.0%	$542,103,740

a	Non-income producing security.
b	All or a portion of the security is on loan.
c

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.

d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
215

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Index Portfolio as of March 31, 2016:

Securities Lending Transactions

Common Stock	$3,800,997

Total lending	$3,800,997
Gross amount payable upon return of collateral for securities loaned	$3,912,975

Net amounts due to counterparty	$111,978

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$202,624,537
Gross unrealized depreciation	(13,394,188)

Net unrealized appreciation (depreciation)	$189,230,349

Cost for federal income tax purposes	$356,488,806

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2016, in valuing Large Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	68,692,197	68,692,197	–	–
Consumer Staples	54,937,457	54,931,660	–	5,797
Energy	35,577,476	35,577,476	–	–
Financials	82,006,324	82,006,324	–	–
Health Care	74,756,015	74,756,015	–	–
Industrials	53,165,555	53,165,555	–	–
Information Technology	110,036,733	110,036,733	–	–
Materials	14,214,642	14,214,642	–	–
Telecommunications Services	14,663,365	14,663,365	–	–
Utilities	18,305,680	18,305,680	–	–
Short-Term Investments	2,099,195	–	2,099,195	–

Subtotal Investments in Securities	$528,454,639	$526,349,647	$2,099,195	$5,797

Other Investments*	Total
Short-Term Investments	13,351,541
Collateral Held for Securities Loaned	3,912,975

Subtotal Other Investments	$17,264,516

Total Investments at Value	$545,719,155

*

In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	457,853	457,853	–	–

Total Asset Derivatives	$457,853	$457,853	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2016. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
216

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

The following table presents Large Cap Index Portfolio’s futures contracts held as of March 31, 2016. Investments and/or cash totaling $1,299,588 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CME E-mini S&P 500 Index	144	June 2016	$14,312,947	$14,770,800	$457,853
Total Futures Contracts					$457,853

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Large Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at March 31, 2016	Value March 31, 2016	Income Earned January 1, 2016 - March 31, 2016
Cash Management Trust-Collateral Investment	$1,894,887	$8,244,613	$6,226,525	3,912,975	$3,912,975	$6,805
Cash Management Trust-Short Term Investment	16,796,121	18,023,217	21,467,797	13,351,541	13,351,541	11,990
Total Value and Income Earned	$18,691,008				$17,264,516	$18,795

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
217

HIGH YIELD PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Bank Loans (4.7%)[a]	Value
Basic Materials (0.4%)
	Fortescue Metals Group, Ltd., Term Loan
$3,170,611	4.250%, 6/30/2019	$2,670,352

	Total	2,670,352

Communications Services (1.5%)
	Birch Communication Inc., Term Loan
4,167,625	7.750%, 7/17/2020	3,604,996
	Cengage Learning Acquisitions, Term Loan
5,210,844	7.000%, 3/31/2020	5,181,090
	McGraw-Hill Global Education Holdings, LLC, Term Loan
2,200,261	4.912%, 3/22/2019	2,191,086

	Total	10,977,172

Consumer Cyclical (1.5%)
	Amaya BV, Term Loan
707,437	8.000%, 8/1/2022	685,917
	IMG Worldwide, Inc., Term Loan
3,250,000	8.250%, 5/6/2022	3,087,500
	Mohegan Tribal Gaming Authority, Term Loan
2,574,256	5.500%, 6/15/2018	2,485,779
	Scientific Games International, Inc., Term Loan
4,986,875	6.000%, 10/1/2021	4,814,678

	Total	11,073,874

Consumer Non-Cyclical (0.4%)
	Albertson’s, LLC, Term Loan
2,940,393	5.500%, 3/21/2019	2,938,746

	Total	2,938,746

Technology (0.9%)
	First Data Corporation, Term Loan
5,280,179	3.932%, 3/23/2018	5,265,658
1,252,907	0.000%, 3/24/2021[b,c]	1,249,775

	Total	6,515,433

	Total Bank Loans (cost $35,105,896)	34,175,577

Principal Amount	Long-Term Fixed Income (86.5%)	Value
Asset-Backed Securities (0.3%)
	Renaissance Home Equity Loan Trust
1,776,297	5.746%, 5/25/2036[d]	1,156,014
1,781,826	6.011%, 5/25/2036[d]	1,205,808

	Total	2,361,822

Basic Materials (3.6%)
	ArcelorMittal SA
2,065,000	6.500%, 3/1/2021[e]	2,034,025
	First Quantum Minerals, Ltd.
2,205,000	6.750%, 2/15/2020[f]	1,510,425
2,140,000	7.000%, 2/15/2021[f]	1,433,800
	Graphic Packaging International, Inc.
790,000	4.750%, 4/15/2021	819,625
530,000	4.875%, 11/15/2022	537,950
	Hudbay Minerals, Inc.
3,070,000	9.500%, 10/1/2020	2,179,700
	INEOS Group Holdings SA
2,795,000	6.125%, 8/15/2018[e,f]	2,842,152

Principal Amount	Long-Term Fixed Income (86.5%)	Value
Basic Materials (3.6%) - continued
	Midwest Vanadium, Pty. Ltd.
$3,430,000	11.500%, 2/15/2018*,g	$197,225
	Novelis, Inc.
3,950,000	8.750%, 12/15/2020	3,986,735
	Resolute Forest Products, Inc.
3,815,000	5.875%, 5/15/2023[e]	2,575,125
	Ryerson, Inc.
2,100,000	9.000%, 10/15/2017	1,806,000
	Sappi Papier Holding GmbH
3,080,000	6.625%, 4/15/2021[f]	3,185,243
	Signode Industrial Group Lux SA
1,080,000	6.375%, 5/1/2022[f]	981,450
	Tembec Industries, Inc.
2,660,000	9.000%, 12/15/2019[e,f]	1,835,400

	Total	25,924,855

Capital Goods (9.0%)
	Abengoa Finance SAU
3,250,000	7.750%, 2/1/2020*,h	284,375
	Abengoa Greenfield SA
3,460,000	6.500%, 10/1/2019*,h	302,750
	AECOM
2,660,000	5.750%, 10/15/2022	2,759,750
1,065,000	5.875%, 10/15/2024	1,096,950
	Aircastle, Ltd.
3,200,000	5.000%, 4/1/2023	3,216,000
	Anixter, Inc.
3,455,000	5.125%, 10/1/2021	3,472,275
	Berry Plastics Corporation
6,370,000	5.125%, 7/15/2023	6,417,775
	Bombardier, Inc.
2,130,000	7.500%, 3/15/2025[f]	1,618,800
	Building Materials Corporation of America
3,990,000	6.000%, 10/15/2025[f]	4,219,425
	Cemex Finance, LLC
2,245,000	9.375%, 10/12/2017[f]	2,469,500
	Cemex SAB de CV
2,750,000	5.700%, 1/11/2025[f]	2,549,250
	CNH Capital, LLC
1,680,000	3.625%, 4/15/2018	1,680,000
	CNH Industrial Capital, LLC
1,850,000	4.375%, 11/6/2020[e]	1,817,625
	GCP Applied Technologies, Inc.
1,440,000	9.500%, 2/1/2023[f]	1,562,400
	Huntington Ingalls Industries, Inc.
925,000	5.000%, 12/15/2021[f]	971,250
2,650,000	5.000%, 11/15/2025[f]	2,772,563
	Milacron, LLC
2,640,000	7.750%, 2/15/2021[f]	2,428,800
	Nortek, Inc.
3,640,000	8.500%, 4/15/2021	3,776,500
	Owens-Brockway Glass Container, Inc.
3,070,000	5.875%, 8/15/2023[e,f]	3,198,556
	Reynolds Group Issuer, Inc.
350,000	5.750%, 10/15/2020	359,187
2,630,000	8.250%, 2/15/2021[e]	2,695,750
	Safeway Group Holding, LLC
3,175,000	7.000%, 5/15/2018[f]	3,182,938
	Silgan Holdings, Inc.
3,970,000	5.000%, 4/1/2020	4,049,400
	United Rentals North America, Inc.
1,625,000	6.125%, 6/15/2023[e]	1,677,813
1,660,000	5.500%, 7/15/2025	1,651,351

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
218

HIGH YIELD PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (86.5%)	Value
Capital Goods (9.0%) - continued
	UR Financing Escrow Corporation
$4,250,000	7.625%, 4/15/2022	$4,526,250

	Total	64,757,233

Communications Services (16.4%)
	Activision Blizzard, Inc.
3,190,000	6.125%, 9/15/2023[f]	3,421,275
	Altice Financing SA
1,080,000	6.500%, 1/15/2022[f]	1,098,900
790,000	6.625%, 2/15/2023[f]	791,975
	Altice Finco SA
1,050,000	9.875%, 12/15/2020[f]	1,128,750
540,000	8.125%, 1/15/2024[e,f]	534,600
	AMC Networks, Inc.
3,800,000	4.750%, 12/15/2022	3,809,500
3,100,000	5.000%, 4/1/2024	3,111,625
	CCO Holdings, LLC
800,000	7.375%, 6/1/2020	832,500
2,165,000	5.250%, 3/15/2021	2,240,775
2,165,000	5.250%, 9/30/2022	2,229,950
5,500,000	5.875%, 4/1/2024[e,f]	5,761,250
	CCOH Safari, LLC
2,500,000	5.750%, 2/15/2026[f]	2,587,500
	CenturyLink, Inc.
750,000	7.500%, 4/1/2024[c]	751,875
	Clear Channel Worldwide Holdings, Inc.
3,195,000	6.500%, 11/15/2022	3,179,025
	Columbus International, Inc.
5,060,000	7.375%, 3/30/2021[f]	5,388,900
	Digicel, Ltd.
1,680,000	7.000%, 2/15/2020*	1,533,000
3,220,000	6.000%, 4/15/2021*	2,881,900
	Frontier Communications Corporation
1,230,000	10.500%, 9/15/2022[f]	1,260,750
3,140,000	11.000%, 9/15/2025[f]	3,155,700
	Gray Television, Inc.
2,710,000	7.500%, 10/1/2020	2,859,050
	Hughes Satellite Systems Corporation
2,865,000	6.500%, 6/15/2019	3,155,081
	Lamar Media Corporation
785,000	5.750%, 2/1/2026[f]	824,250
	Level 3 Escrow II, Inc.
3,000,000	5.375%, 8/15/2022	3,046,530
	Level 3 Financing, Inc.
1,620,000	6.125%, 1/15/2021	1,696,950
2,620,000	5.250%, 3/15/2026[f]	2,639,650
	McGraw-Hill Global Education Holdings, LLC
2,855,000	9.750%, 4/1/2021	3,097,675
	MDC Partners, Inc.
3,730,000	6.750%, 4/1/2020[f]	3,855,887
2,100,000	6.500%, 5/1/2024[f]	2,144,625
	Numericable-SFR
3,590,000	6.000%, 5/15/2022[f]	3,500,250
2,710,000	6.250%, 5/15/2024[f]	2,627,345
	Sinclair Television Group, Inc.
1,570,000	5.875%, 3/15/2026[f]	1,607,288
	Sprint Communications, Inc.
10,325,000	9.000%, 11/15/2018[f]	10,815,437
2,870,000	7.000%, 3/1/2020[f]	2,870,000
	Sprint Corporation
7,215,000	7.625%, 2/15/2025	5,357,138

Principal Amount	Long-Term Fixed Income (86.5%)	Value
Communications Services (16.4%) - continued
	T-Mobile USA, Inc.
$3,790,000	6.542%, 4/28/2020	$3,913,175
3,450,000	6.000%, 4/15/2024	3,493,125
	Unitymedia Hessen GmbH & Company KG
5,100,000	5.500%, 1/15/2023[f]	5,227,500
	Univision Communications, Inc.
2,713,000	6.750%, 9/15/2022[f]	2,875,780
1,410,000	5.125%, 2/15/2025[f]	1,392,375
	UPCB Finance V, Ltd.
1,440,000	7.250%, 11/15/2021[f]	1,522,800
	Virgin Media Secured Finance plc
1,170,000	5.250%, 1/15/2026[f]	1,170,000
	Zayo Group, LLC
1,310,000	6.375%, 5/15/2025[f]	1,280,656
	Ziggo Bond Finance BV
1,320,000	5.875%, 1/15/2025[f]	1,293,600

	Total	117,965,917

Consumer Cyclical (12.8%)
	Brookfield Residential Properties, Inc.
2,630,000	6.500%, 12/15/2020[f]	2,511,650
2,110,000	6.125%, 7/1/2022[f]	1,867,350
	Choice Hotels International, Inc.
3,445,000	5.750%, 7/1/2022	3,668,925
	Churchill Downs, Inc.
3,536,000	5.375%, 12/15/2021	3,642,080
	Cinemark USA, Inc.
4,475,000	4.875%, 6/1/2023	4,512,814
	CST Brands, Inc.
2,110,000	5.000%, 5/1/2023	2,136,375
	CVS Health Corporation
1,590,000	4.750%, 12/1/2022[f]	1,784,198
2,545,000	5.000%, 12/1/2024[f]	2,917,675
	Family Tree Escrow, LLC
1,590,000	5.250%, 3/1/2020[f]	1,663,538
2,120,000	5.750%, 3/1/2023[f]	2,247,200
	Jaguar Land Rover Automotive plc
990,000	4.125%, 12/15/2018[f]	1,013,513
665,000	4.250%, 11/15/2019[f]	682,456
1,050,000	5.625%, 2/1/2023[f]	1,078,875
	KB Home
1,070,000	7.250%, 6/15/2018	1,139,550
2,000,000	8.000%, 3/15/2020	2,095,000
1,580,000	7.500%, 9/15/2022[e]	1,587,900
	L Brands, Inc.
1,570,000	6.625%, 4/1/2021	1,766,093
1,860,000	5.625%, 2/15/2022	2,026,321
	Lear Corporation
2,760,000	4.750%, 1/15/2023	2,835,900
	Lennar Corporation
1,060,000	4.500%, 11/15/2019	1,102,400
3,190,000	4.750%, 5/30/2025	3,134,175
	Live Nation Entertainment, Inc.
2,518,000	5.375%, 6/15/2022[f]	2,562,065
	LKQ Corporation
4,005,000	4.750%, 5/15/2023	3,894,862
	Masonite International Corporation
2,065,000	5.625%, 3/15/2023[f]	2,157,925
	New Cotai, LLC
3,996,095	10.625%, 5/1/2019*	2,837,227
	PulteGroup, Inc.
2,095,000	5.500%, 3/1/2026	2,155,231

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
219

HIGH YIELD PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (86.5%)	Value
Consumer Cyclical (12.8%) - continued
	RHP Hotel Properties, LP
$960,000	5.000%, 4/15/2023	$981,600
	Rite Aid Corporation
3,165,000	6.750%, 6/15/2021	3,343,031
3,160,000	6.125%, 4/1/2023[f]	3,349,600
	Scientific Games International, Inc.
2,190,000	6.625%, 5/15/2021[e]	1,330,425
	Seminole Indian Tribe of Florida
3,280,000	7.804%, 10/1/2020*	3,378,400
	Six Flags Entertainment Corporation
4,250,000	5.250%, 1/15/2021[f]	4,366,875
	Studio City Finance, Ltd.
2,665,000	8.500%, 12/1/2020[e,f]	2,671,662
	Summit Materials, LLC
2,650,000	6.125%, 7/15/2023	2,517,500
	Toll Brothers Finance Corporation
2,660,000	4.875%, 11/15/2025	2,633,400
	Tunica-Biloxi Gaming Authority
4,570,000	9.000%, 11/15/2015*,g	2,285,000
	West Corporation
2,560,000	5.375%, 7/15/2022[f]	2,348,288
	ZF North America Capital, Inc.
2,125,000	4.500%, 4/29/2022[f]	2,167,500
2,125,000	4.750%, 4/29/2025[f]	2,114,375

	Total	92,508,954

Consumer Non-Cyclical (12.4%)
	Acadia Healthcare Company, Inc.
525,000	6.500%, 3/1/2024[f]	546,000
	B&G Foods, Inc.
3,700,000	4.625%, 6/1/2021	3,746,250
	Centene Escrow Corporation
4,440,000	6.125%, 2/15/2024[f]	4,673,100
	Cott Beverages, Inc.
3,265,000	5.375%, 7/1/2022	3,313,975
	Endo Finance, LLC
2,650,000	5.875%, 1/15/2023[f]	2,524,125
1,590,000	6.000%, 7/15/2023[f]	1,496,588
	Energizer Holdings, Inc.
4,240,000	5.500%, 6/15/2025[f]	4,261,200
	Envision Healthcare Corporation
3,795,000	5.125%, 7/1/2022[f]	3,851,925
	Grifols Worldwide Operations, Ltd.
4,395,000	5.250%, 4/1/2022	4,515,863
	HCA, Inc.
650,000	3.750%, 3/15/2019	665,860
2,645,000	6.500%, 2/15/2020	2,902,887
4,810,000	5.875%, 3/15/2022	5,206,825
2,035,000	4.750%, 5/1/2023	2,070,612
3,705,000	5.375%, 2/1/2025	3,745,533
3,360,000	5.875%, 2/15/2026	3,460,800
	JBS USA, LLC
3,250,000	5.875%, 7/15/2024[f]	2,933,125
4,705,000	5.750%, 6/15/2025[f]	4,116,875
	MPH Acquisition Holdings, LLC
4,645,000	6.625%, 4/1/2022[f]	4,830,800
	Prestige Brands, Inc.
790,000	6.375%, 3/1/2024[f]	823,575
	Revlon Consumer Products Corporation
4,760,000	5.750%, 2/15/2021	4,890,900
	Spectrum Brands Escrow Corporation
1,470,000	6.375%, 11/15/2020	1,547,910
2,030,000	6.625%, 11/15/2022	2,194,917

Principal Amount	Long-Term Fixed Income (86.5%)	Value
Consumer Non-Cyclical (12.4%) - continued
	Spectrum Brands, Inc.
$2,120,000	5.750%, 7/15/2025	$2,252,500
	Teleflex, Inc.
2,525,000	5.250%, 6/15/2024	2,584,969
	Tenet Healthcare Corporation
3,250,000	6.000%, 10/1/2020	3,461,250
1,900,000	8.125%, 4/1/2022	1,954,625
	TreeHouse Foods, Inc.
4,155,000	4.875%, 3/15/2022[e]	4,248,488
	Valeant Pharmaceuticals International
2,600,000	7.250%, 7/15/2022[f]	2,080,000
2,645,000	5.500%, 3/1/2023[f]	2,079,631
	VPII Escrow Corporation
3,170,000	7.500%, 7/15/2021[f]	2,640,990

	Total	89,622,098

Energy (8.2%)
	Antero Resources Corporation
1,585,000	5.125%, 12/1/2022	1,438,387
2,640,000	5.625%, 6/1/2023	2,428,800
	California Resources Corporation
2,620,000	8.000%, 12/15/2022[f]	1,008,700
	Concho Resources, Inc.
4,740,000	6.500%, 1/15/2022	4,728,150
	Continental Resources, Inc.
3,670,000	5.000%, 9/15/2022	3,163,081
2,610,000	4.500%, 4/15/2023	2,182,612
	Crestwood Midstream Partners, LP
2,435,000	6.125%, 3/1/2022	1,826,250
2,635,000	6.250%, 4/1/2023[f]	1,949,900
	EP Energy, LLC
3,715,000	6.375%, 6/15/2023	1,708,900
	Exterran Partners, LP
3,780,000	6.000%, 4/1/2021	2,683,800
	Hornbeck Offshore Services, Inc.
2,115,000	5.875%, 4/1/2020	1,279,575
1,590,000	5.000%, 3/1/2021	954,000
	MEG Energy Corporation
1,055,000	6.500%, 3/15/2021[f]	636,956
3,160,000	6.375%, 1/30/2023[f]	1,864,400
	Pacific Drilling SA
2,140,000	5.375%, 6/1/2020[f]	674,100
	Pacific Drilling V, Ltd.
4,908,000	7.250%, 12/1/2017[f]	1,803,690
	Precision Drilling Corporation
2,450,000	6.625%, 11/15/2020	1,960,000
1,060,000	6.500%, 12/15/2021	805,600
1,350,000	5.250%, 11/15/2024	955,125
	Range Resources Corporation
4,180,000	5.000%, 3/15/2023[e]	3,542,550
	Rice Energy, Inc.
4,605,000	6.250%, 5/1/2022	4,006,350
1,060,000	7.250%, 5/1/2023	927,500
	Sabine Pass Liquefaction, LLC
2,645,000	5.625%, 2/1/2021	2,542,506
2,085,000	5.625%, 3/1/2025	1,988,569
	Sunoco, LP
2,665,000	5.500%, 8/1/2020[f]	2,658,338
1,330,000	6.375%, 4/1/2023[f]	1,330,825
	Tesoro Logistics, LP
2,400,000	5.500%, 10/15/2019[f]	2,388,000
2,130,000	6.250%, 10/15/2022[f]	2,108,700
	WPX Energy, Inc.
2,190,000	7.500%, 8/1/2020	1,708,200

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
220

HIGH YIELD PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (86.5%)	Value
Energy (8.2%) - continued
$2,670,000	8.250%, 8/1/2023	$2,069,250

	Total	59,322,814

Financials (8.6%)
	AerCap Ireland Capital, Ltd.
1,595,000	4.625%, 10/30/2020	1,634,875
1,190,000	5.000%, 10/1/2021	1,231,650
	Ally Financial, Inc.
1,460,000	3.250%, 2/13/2018	1,445,400
4,670,000	4.125%, 3/30/2020	4,634,975
2,380,000	4.125%, 2/13/2022	2,338,350
	Argos Merger Sub, Inc.
3,705,000	7.125%, 3/15/2023[e,f]	3,938,415
	Banco do Brasil SA/Cayman Islands
1,750,000	6.250%, 12/31/2049[f,i]	975,100
	BBVA International Preferred SA Unipersonal
1,585,000	5.919%, 12/29/2049[e,i]	1,569,150
	CIT Group, Inc.
3,795,000	3.875%, 2/19/2019	3,785,513
	Corrections Corporation of America
3,585,000	4.625%, 5/1/2023	3,620,850
	Credit Agricole SA
1,065,000	6.625%, 9/29/2049[e,f,i]	1,000,844
	CyrusOne, LP
3,540,000	6.375%, 11/15/2022	3,672,750
	Drawbridge Special Opportunities Fund, LP
3,785,000	5.000%, 8/1/2021[f]	3,510,588
	HSBC Holdings plc
1,065,000	6.375%, 12/29/2049[i]	989,119
	Icahn Enterprises, LP
5,500,000	4.875%, 3/15/2019	5,280,000
6,485,000	6.000%, 8/1/2020	6,306,662
	ILFC E-Capital Trust II
1,895,000	4.490%, 12/21/2065[f,j]	1,534,950
	Jefferies Finance, LLC
2,650,000	7.375%, 4/1/2020*	2,292,250
	Lloyds Banking Group plc
1,080,000	6.657%, 1/29/2049[f,i]	1,177,200
	MPT Operating Partnership, LP
1,192,000	6.375%, 2/15/2022	1,245,640
3,010,000	5.500%, 5/1/2024	3,025,050
	Quicken Loans, Inc.
4,255,000	5.750%, 5/1/2025[f]	4,127,350
	RHP Hotel Properties, LP
790,000	5.000%, 4/15/2021	809,750
	Royal Bank of Scotland Group plc
1,865,000	7.500%, 12/29/2049[i]	1,734,450

	Total	61,880,881

Technology (6.8%)
	Alliance Data Systems Corporation
6,880,000	5.375%, 8/1/2022[f]	6,450,000
	Amkor Technology, Inc.
2,405,000	6.625%, 6/1/2021	2,284,750
	Brocade Communications Systems, Inc.
3,790,000	4.625%, 1/15/2023	3,676,300
	CommScope Technologies Finance, LLC
4,775,000	6.000%, 6/15/2025[f]	4,819,766
	Denali Borrower, LLC
5,680,000	5.625%, 10/15/2020[f]	5,991,690

Principal Amount	Long-Term Fixed Income (86.5%)	Value
Technology (6.8%) - continued
	Equinix, Inc.
$3,185,000	5.750%, 1/1/2025	$3,344,250
1,030,000	5.875%, 1/15/2026	1,086,135
	First Data Corporation
3,000,000	5.375%, 8/15/2023[f]	3,075,000
1,910,000	7.000%, 12/1/2023[f]	1,929,100
	NXP Funding, LLC
3,715,000	5.750%, 3/15/2023[f]	3,928,612
	Plantronics, Inc.
2,390,000	5.500%, 5/31/2023[f]	2,348,175
	Sensata Technologies BV
4,870,000	4.875%, 10/15/2023[f]	4,894,350
	SS&C Technologies Holdings, Inc.
1,590,000	5.875%, 7/15/2023[f]	1,641,675
	Western Digital Corporation
3,200,000	10.500%, 4/1/2024[c,f]	3,208,000

	Total	48,677,803

Transportation (3.7%)
	Air Medical Merger Sub Corporation
3,190,000	6.375%, 5/15/2023[f]	2,990,625
	American Airlines Pass Through Trust
3,527,742	5.600%, 7/15/2020[f]	3,563,019
	Avis Budget Car Rental, LLC
1,670,000	5.125%, 6/1/2022[e,f]	1,581,281
3,550,000	5.500%, 4/1/2023[e]	3,443,500
	Dynagas LNG Partners, LP
2,130,000	6.250%, 10/30/2019	1,427,100
	Eletson Holdings, Inc.
2,170,000	9.625%, 1/15/2022*	1,692,600
	Navios Maritime Holdings, Inc.
2,220,000	8.125%, 2/15/2019[e]	654,900
1,895,000	8.125%, 11/15/2021[f]	1,255,438
	Navios South American Logistics, Inc.
1,900,000	7.250%, 5/1/2022[f]	1,225,500
	Teekay Offshore Partners, LP
3,790,000	6.000%, 7/30/2019	2,378,225
	Ultrapetrol Bahamas, Ltd.
3,720,000	8.875%, 6/15/2021[g]	762,600
	United Airlines Pass Through Trust
1,347,137	5.375%, 8/15/2021	1,380,815
	XPO Logistics, Inc.
2,390,000	7.875%, 9/1/2019[f]	2,473,650
1,600,000	6.500%, 6/15/2022[e,f]	1,554,000

	Total	26,383,253

U.S. Government and Agencies (0.9%)
	U.S. Treasury Notes
6,800,000	0.375%, 5/31/2016[k]	6,801,061

	Total	6,801,061

Utilities (3.8%)
	AES Corporation
2,650,000	4.875%, 5/15/2023	2,550,625
	Calpine Corporation
3,720,000	5.375%, 1/15/2023[e]	3,606,094
	Covanta Holding Corporation
1,850,000	6.375%, 10/1/2022	1,850,000
	Dynegy, Inc.
2,580,000	7.625%, 11/1/2024	2,341,350
	Electricite de France SA
2,500,000	5.250%, 12/29/2049[f,i]	2,287,500
	Energy Transfer Equity, LP
4,245,000	5.500%, 6/1/2027	3,406,613

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
221

HIGH YIELD PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (86.5%)	Value
Utilities (3.8%) - continued
	Holly Energy Partners, LP
$2,700,000	6.500%, 3/1/2020	$2,673,000
	MPLX LP
4,740,000	4.875%, 12/1/2024[f]	4,376,143
	Regency Energy Partners, LP
4,650,000	5.500%, 4/15/2023	4,145,140

	Total	27,236,465

	Total Long-Term Fixed Income (cost $666,712,539)	623,443,156

Shares	Preferred Stock (1.3%)	Value
Consumer Staples (0.2%)
43,350	CHS, Inc., 7.100%[i]	1,200,362

	Total	1,200,362

Financials (1.1%)
62,331	Citigroup, Inc., 6.875%[i]	1,705,376
48,000	Discover Financial Services, 6.500%[i]	1,279,200
86,021	Goldman Sachs Group, Inc., 5.500%[i]	2,150,525
20,016	Morgan Stanley, 6.875%[i]	543,234
18,720	PNC Financial Services Group, Inc., 6.125%[i]	545,126
1,560	Wells Fargo & Company, Convertible, 7.500%[i]	1,879,816

	Total	8,103,277

	Total Preferred Stock (cost $9,184,908)	9,303,639

Shares	Registered Investment Companies (0.5%)	Value
Equity Funds/ETFs (0.5%)
28,500	Energy Select Sector SPDR Fund	1,764,720
58,250	SPDR S&P Oil & Gas Exploration & Production ETF[e]	1,767,888

	Total	3,532,608

	Total Registered Investment Companies (cost $3,583,098)	3,532,608

Shares	Common Stock (0.1%)	Value
Consumer Discretionary (<0.1%)
121,520	TVMAX Holdings, Inc.[l,m]	12

	Total	12

Energy (0.1%)
7,311	Vantage Drilling International[m]	804,210

	Total	804,210

Financials (<0.1%)
10	New Cotai, LLC*,l,m	33,473

	Total	33,473

	Total Common Stock (cost $7,237,186)	837,695

Shares	Collateral Held for Securities Loaned (5.8%)	Value
41,734,861	Thrivent Cash Management Trust	41,734,861

	Total Collateral Held for Securities Loaned (cost $41,734,861)	41,734,861

Shares or Principal Amount	Short-Term Investments (6.2%)[n]	Value
	Thrivent Cash Management Trust
44,584,447	0.290%	$44,584,447

	Total Short-Term Investments (at amortized cost)	44,584,447

	Total Investments (cost $808,142,935) 105.1%	$757,611,983

	Other Assets and Liabilities, Net (5.1%)	(36,753,763)

	Total Net Assets 100.0%	$720,858,220

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31, 2016.
e	All or a portion of the security is on loan.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2016, the value of these investments was $274,183,254 or 38.0% of total net assets.

g	Defaulted security. Interest is not being accrued.
h	In bankruptcy. Interest is not being accrued.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2016.
k	All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
l

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.

m	Non-income producing security.
n	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in High Yield Portfolio as of March 31, 2016 was $17,718,200 or 2.5% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 31, 2016. The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
222

HIGH YIELD PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Security	Acquisition Date	Cost
Abengoa Finance SAU, 2/1/2020	12/6/2013	$3,250,000
Abengoa Greenfield SA, 10/1/2019	9/24/2014	3,460,000
Digicel, Ltd., 4/15/2021	3/19/2013	3,220,000
Digicel, Ltd., 2/15/2020	2/7/2012	1,680,000
Eletson Holdings, Inc., 1/15/2022	12/12/2013	2,139,989
Jefferies Finance, LLC, 4/1/2020	3/19/2013	2,650,000
Midwest Vanadium, Pty. Ltd., 2/15/2018	2/9/2011	3,245,874
New Cotai, LLC, 5/1/2019	4/12/2013	4,011,538
New Cotai, LLC	4/12/2013	308,750
Seminole Indian Tribe of Florida, 10/1/2020	7/8/2010	3,116,632
Tunica-Biloxi Gaming Authority, 11/15/2016	11/8/2005	4,585,435

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Portfolio as of March 31, 2016:

Securities Lending Transactions

Taxable Debt Security	$38,688,766
Common Stock	1,705,670

Total lending	$40,394,436
Gross amount payable upon return of collateral for securities loaned	$41,734,861

Net amounts due to counterparty	$1,340,425

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$12,267,750
Gross unrealized depreciation	(62,798,702)

Net unrealized appreciation (depreciation)	$(50,530,952)

Cost for federal income tax purposes	$808,142,935

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2016, in valuing High Yield Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,670,352	–	2,670,352	–
Communications Services	10,977,172	–	7,372,176	3,604,996
Consumer Cyclical	11,073,874	–	7,986,374	3,087,500
Consumer Non-Cyclical	2,938,746	–	2,938,746	–
Technology	6,515,433	–	5,265,658	1,249,775
Long-Term Fixed Income
Asset-Backed Securities	2,361,822	–	2,361,822	–
Basic Materials	25,924,855	–	25,924,855	–
Capital Goods	64,757,233	–	64,757,233	–
Communications Services	117,965,917	–	117,965,917	–
Consumer Cyclical	92,508,954	–	92,508,954	–
Consumer Non-Cyclical	89,622,098	–	89,622,098	–
Energy	59,322,814	–	59,322,814	–
Financials	61,880,881	–	61,880,881	–
Technology	48,677,803	–	48,677,803	–
Transportation	26,383,253	–	26,383,253	–
U.S. Government and Agencies	6,801,061	–	6,801,061	–
Utilities	27,236,465	–	27,236,465	–
Preferred Stock
Consumer Staples	1,200,362	1,200,362	–	–
Financials	8,103,277	8,103,277	–	–
Registered Investment Companies
Equity Funds/ETFs	3,532,608	3,532,608	–	–
Common Stock
Consumer Discretionary	12	–	–	12
Energy	804,210	804,210	–	–
Financials	33,473	–	–	33,473

Subtotal Investments in Securities	$671,292,675	$13,640,457	$649,676,462	$7,975,756

Other Investments*	Total
Short-Term Investments	44,584,447
Collateral Held for Securities Loaned	41,734,861

Subtotal Other Investments	$86,319,308

Total Investments at Value	$757,611,983

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
223

HIGH YIELD PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

*

In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Credit Default Swaps	650,606	–	650,606	–

Total Asset Derivatives	$650,606	$–	$650,606	$–

There were no significant transfers between Levels during the period ended March 31, 2016. Transfers between Levels are identified as of the end of the period.

The following table presents High Yield Portfolio’s swaps contracts held as of March 31, 2016. Investments totaling $1,300,203 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Value[3]	Unrealized Gain/(Loss)
CDX HY 25, 5 Year, at 5.00%; CS First Boston Corporation	Sell	12/20/2020	($17,000,000)	$650,606	$650,606
Total Credit Default Swaps				$650,606	$650,606

1

As the buyer of protection, High Yield Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, High Yield Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments High Yield Portfolio could be required to make as the seller or receive as the buyer of protection.
3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in High Yield Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at March 31, 2016	Value March 31, 2016	Income Earned January 1, 2016 - March 31, 2016
Cash Management Trust-Collateral Investment	$42,864,685	$52,887,981	$54,017,805	41,734,861	$41,734,861	$57,033
Cash Management Trust-Short Term Investment	46,291,200	43,604,605	45,311,358	44,584,447	44,584,447	36,594
Total Value and Income Earned	$89,155,885				$86,319,308	$93,627

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
224

INCOME PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Bank Loans (3.7%)[a]	Value
Basic Materials (0.2%)
	Fortescue Metals Group, Ltd., Term Loan
$959,287	4.250%, 6/30/2019[b,c]	$807,931
	Ineos US Finance, LLC, Term Loan
1,522,173	3.750%, 12/15/2020	1,495,535

	Total	2,303,466

Capital Goods (0.2%)
	ADS Waste Holdings, Inc., Term Loan
1,498,222	3.750%, 10/9/2019	1,484,483
	Berry Plastics Group, Inc., Term Loan
1,430,128	3.500%, 2/8/2020	1,422,978

	Total	2,907,461

Communications Services (1.3%)
	CSC Holdings, LLC, Term Loan
775,000	5.000%, 10/9/2022	774,876
	Hargray Communications Group, Inc., Term Loan
1,524,855	5.250%, 6/26/2019	1,515,324
	Intelsat Jackson Holdings SA, Term Loan
239,713	3.750%, 6/30/2019[b,c]	223,147
	Level 3 Communications, Inc., Term Loan
1,600,000	4.000%, 1/15/2020	1,603,504
	LTS Buyer, LLC, Term Loan
1,548,061	4.000%, 4/13/2020	1,528,710
	McGraw-Hill Global Education Holdings, LLC, Term Loan
1,589,557	4.912%, 3/22/2019	1,582,928
	NEP/NCP Holdco, Inc., Term Loan
1,552,389	4.250%, 1/22/2020	1,432,079
	Numericable US, LLC, Term Loan
1,550,000	4.750%, 2/10/2023	1,535,957
	TNS, Inc., Term Loan
888,237	5.000%, 2/14/2020	873,528
	Univision Communications, Inc., Term Loan
1,612,755	4.000%, 3/1/2020	1,595,112
	Virgin Media Investment Holdings, Ltd., Term Loan
727,314	3.500%, 6/30/2023[b,c]	720,681
	WideOpenWest Finance, LLC, Term Loan
1,552,320	4.500%, 4/1/2019	1,533,754
	Yankee Cable Acquisition, LLC, Term Loan
1,458,389	4.250%, 3/1/2020	1,449,887
	Zayo Group, LLC, Term Loan
1,548,207	3.750%, 5/6/2021	1,539,180

	Total	17,908,667

Consumer Cyclical (0.5%)
	Amaya BV, Term Loan
1,548,300	5.000%, 8/1/2021	1,419,466
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,301,838	4.250%, 8/13/2021	1,301,604
	Chrysler Group, LLC, Term Loan
899,711	3.500%, 5/24/2017	899,090
	IMG Worldwide, Inc., Term Loan
1,240,530	5.250%, 5/6/2021	1,238,210

Principal Amount	Bank Loans (3.7%)[a]	Value
Consumer Cyclical (0.5%) - continued
	MGM Resorts International, Term Loan
$928,800	3.500%, 12/20/2019	$926,144
	ROC Finance, LLC, Term Loan
1,208,428	5.000%, 6/20/2019	1,160,091

	Total	6,944,605

Consumer Non-Cyclical (0.5%)
	Albertson’s, LLC, Term Loan
1,695,946	5.500%, 3/21/2019	1,694,996
	CHS/Community Health Systems, Inc., Term Loan
738,793	4.000%, 1/27/2021	725,554
	JBS USA, LLC, Term Loan
947,625	4.000%, 10/30/2022	941,702
	Ortho-Clinical Diagnostics, Inc., Term Loan
723,160	0.000%, 6/30/2021[b,c]	668,923
	Sterigenics-Nordion Holdings, LLC, Term Loan
741,275	4.250%, 5/16/2022	733,862
	Valeant Pharmaceuticals International, Inc., Term Loan
2,264,623	4.000%, 4/1/2022[b,c]	2,135,359

	Total	6,900,396

Energy (0.1%)
	Arch Coal, Inc., Term Loan
1,548,913	7.500%, 5/16/2018[d]	546,642
	McJunkin Red Man Corporation, Term Loan
422,362	4.750%, 11/8/2019	403,355
	MEG Energy Corporation, Term Loan
149,609	0.000%, 3/31/2020[b,c]	120,137

	Total	1,070,134

Financials (0.1%)
	WaveDivision Holdings, LLC, Term Loan
1,548,000	4.000%, 10/15/2019	1,532,520

	Total	1,532,520

Technology (0.4%)
	Avago Technologies Cayman Finance, Ltd., Term Loan
1,345,000	4.250%, 2/1/2023[b,c]	1,337,508
	First Data Corporation, Term Loan
1,291,653	3.932%, 3/23/2018	1,288,101
306,490	0.000%, 3/24/2021[b,c]	305,724
	ON Semiconductor Corporation, Term Loan
725,000	0.000%, 3/31/2023[b,c]	725,225
	Syniverse Holdings, Inc., Term Loan
614,289	4.000%, 4/23/2019	453,425
	Western Digital Corporation, Term Loan
975,000	0.000%, 3/16/2023[b,c]	962,510

	Total	5,072,493

Transportation (0.2%)
	American Airlines, Inc., Term Loan
1,456,250	3.250%, 6/27/2020	1,447,935

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
225

INCOME PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Bank Loans (3.7%)[a]	Value
Transportation (0.2%) - continued
	XPO Logistics, Inc., Term Loan
$1,546,125	5.500%, 11/1/2021	$1,549,990

	Total	2,997,925

Utilities (0.2%)
	Calpine Corporation, Term Loan
1,254,500	4.000%, 10/9/2019	1,248,228
1,249,405	3.500%, 5/27/2022	1,231,638

	Total	2,479,866

	Total Bank Loans (cost $51,815,961)	50,117,533

Principal Amount	Long-Term Fixed Income (91.9%)	Value
Asset-Backed Securities (1.4%)
	Bayview Opportunity Master Fund Trust
3,605,733	3.721%, 7/28/2035[e,f]	3,594,886
	CAM Mortgage, LLC
1,843,196	3.500%, 7/15/2064*,f	1,844,849
	GMAC Mortgage Corporation Loan Trust
1,767,052	0.616%, 8/25/2035[g,h]	1,653,283
2,963,986	0.616%, 12/25/2036[g,h]	2,577,616
	IndyMac Seconds Asset-Backed Trust
491,565	0.773%, 10/25/2036[g,h]	291,325
	Renaissance Home Equity Loan Trust
2,030,053	5.746%, 5/25/2036[f]	1,321,160
1,979,807	6.011%, 5/25/2036[f]	1,339,786
	Vericrest Opportunity Loan Transferee
2,938,325	3.500%, 6/26/2045[e]	2,903,166
3,164,116	4.250%, 2/26/2046[e]	3,160,379

	Total	18,686,450

Basic Materials (2.7%)
	Albemarle Corporation
3,150,000	4.150%, 12/1/2024	3,118,491
	Alcoa, Inc.
1,260,000	5.125%, 10/1/2024[i]	1,195,034
	Barrick Gold Corporation
599,000	4.100%, 5/1/2023[i]	583,360
	BHP Billiton Finance USA, Ltd.
1,250,000	6.250%, 10/19/2075[e,i]	1,260,938
	Dow Chemical Company
2,570,000	4.250%, 11/15/2020	2,795,787
	Freeport-McMoRan, Inc.
1,940,000	3.550%, 3/1/2022[i]	1,353,150
2,675,000	3.875%, 3/15/2023	1,812,312
	Georgia-Pacific, LLC
3,780,000	3.163%, 11/15/2021[e]	3,856,250
	Glencore Funding, LLC
3,190,000	3.125%, 4/29/2019[e,i]	2,894,925
3,180,000	4.125%, 5/30/2023[e]	2,599,650
	International Paper Company
2,500,000	3.800%, 1/15/2026	2,549,240
1,190,000	4.800%, 6/15/2044	1,146,039
	LyondellBasell Industries NV
3,170,000	6.000%, 11/15/2021	3,646,188
	Rio Tinto Finance USA, Ltd.
1,910,000	3.750%, 6/15/2025	1,861,438
	Sappi Papier Holding GmbH
1,910,000	6.625%, 4/15/2021[e]	1,975,265

Principal Amount	Long-Term Fixed Income (91.9%)	Value
Basic Materials (2.7%) - continued
	Teck Resources, Ltd.
$1,870,000	2.500%, 2/1/2018	$1,636,250
	Weyerhaeuser Company
2,570,000	7.375%, 3/15/2032	3,139,147
	Yara International ASA
50,000	7.875%, 6/11/2019[e]	56,752

	Total	37,480,216

Capital Goods (1.8%)
	AECOM
1,870,000	5.875%, 10/15/2024	1,926,100
	BAE Systems plc
3,880,000	4.750%, 10/11/2021[e]	4,247,428
	General Electric Capital Corporation
3,200,000	1.634%, 3/15/2023[h]	3,172,237
	Huntington Ingalls Industries, Inc.
630,000	5.000%, 12/15/2021[e]	661,500
	Republic Services, Inc.
2,200,000	5.250%, 11/15/2021	2,505,294
3,170,000	3.550%, 6/1/2022	3,346,433
	Textron, Inc.
2,360,000	5.600%, 12/1/2017	2,479,761
1,280,000	4.300%, 3/1/2024	1,324,947
630,000	3.875%, 3/1/2025	634,991
	United Rentals North America, Inc.
1,250,000	5.500%, 7/15/2025	1,243,487
	Waste Management, Inc.
3,140,000	4.100%, 3/1/2045	3,152,061

	Total	24,694,239

Collateralized Mortgage Obligations (0.8%)
	CitiMortgage Alternative Loan Trust
1,725,564	5.750%, 4/25/2037	1,451,823
	Countrywide Alternative Loan Trust
2,305,631	6.000%, 1/25/2037	2,198,052
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
1,995,320	1.121%, 4/25/2047[h]	1,676,364
	HomeBanc Mortgage Trust
2,009,362	2.337%, 4/25/2037	1,500,578
	Wachovia Mortgage Loan Trust, LLC
1,793,856	2.873%, 5/20/2036	1,562,713
	WaMu Mortgage Pass Through Certificates
532,376	0.723%, 10/25/2045[h]	489,406
	Washington Mutual Mortgage Pass Through Certificates
3,636,173	1.101%, 2/25/2047[h]	2,528,079

	Total	11,407,015

Commercial Mortgage-Backed Securities (0.6%)
	Bear Stearns Commercial Mortgage Securities, Inc.
2,893,209	5.331%, 2/11/2044	2,952,550
	Citigroup/Deutsche Bank Commercial Mortgage Trust
1,461,884	5.322%, 12/11/2049	1,490,396
	Credit Suisse First Boston Mortgage Securities
3,200,000	5.542%, 1/15/2049	3,257,482

	Total	7,700,428

Communications Services (9.4%)
	21st Century Fox America, Inc.
1,900,000	7.625%, 11/30/2028	2,577,128

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
226

INCOME PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (91.9%)	Value
Communications Services (9.4%) - continued
$1,880,000	6.150%, 2/15/2041	$2,245,564
	American Tower Corporation
3,400,000	3.300%, 2/15/2021	3,458,215
3,500,000	3.450%, 9/15/2021	3,578,901
	AT&T, Inc.
3,100,000	2.450%, 6/30/2020	3,141,295
3,310,000	3.800%, 3/15/2022	3,488,028
2,540,000	3.600%, 2/17/2023	2,638,745
3,190,000	4.450%, 4/1/2024	3,452,846
1,000,000	3.950%, 1/15/2025	1,039,332
1,240,000	3.400%, 5/15/2025	1,242,905
3,190,000	4.300%, 12/15/2042	2,919,839
	British Telecommunications plc
1,870,000	9.625%, 12/15/2030	2,922,950
	CCO Safari II, LLC
4,370,000	4.464%, 7/23/2022[e]	4,567,821
3,120,000	6.484%, 10/23/2045[e]	3,471,705
	CenturyLink, Inc.
2,200,000	5.800%, 3/15/2022	2,116,620
	Columbus International, Inc.
1,910,000	7.375%, 3/30/2021[e]	2,034,150
	Comcast Corporation
2,540,000	2.750%, 3/1/2023	2,624,755
3,740,000	3.375%, 8/15/2025	3,978,223
2,700,000	6.400%, 5/15/2038	3,596,135
	Cox Communications, Inc.
1,900,000	9.375%, 1/15/2019[e]	2,230,551
2,500,000	3.850%, 2/1/2025[e]	2,411,575
	Crown Castle International Corporation
2,700,000	4.450%, 2/15/2026	2,807,320
	Frontier Communications Corporation
1,880,000	6.875%, 1/15/2025	1,587,425
1,270,000	11.000%, 9/15/2025[e]	1,276,350
	Hughes Satellite Systems Corporation
2,322,000	6.500%, 6/15/2019	2,557,103
	Numericable-SFR
1,920,000	6.000%, 5/15/2022[e]	1,872,000
	Omnicom Group, Inc.
4,245,000	4.450%, 8/15/2020	4,632,717
940,000	3.650%, 11/1/2024	968,600
	Scripps Networks Interactive, Inc.
3,110,000	3.500%, 6/15/2022	3,113,959
	SES Global Americas Holdings GP
3,180,000	2.500%, 3/25/2019[e]	3,138,301
	Sprint Communications, Inc.
1,290,000	7.000%, 3/1/2020[e,i]	1,290,000
	Sprint Corporation
1,600,000	7.125%, 6/15/2024	1,188,000
	Time Warner Cable, Inc.
3,800,000	4.125%, 2/15/2021	4,015,034
	Time Warner Entertainment Company, LP
3,620,000	8.375%, 3/15/2023	4,628,565
	Time Warner, Inc.
2,490,000	4.750%, 3/29/2021	2,745,957
1,600,000	7.700%, 5/1/2032	2,054,160
	Univision Communications, Inc.
1,920,000	6.750%, 9/15/2022[e]	2,035,200
	UPCB Finance VI, Ltd.
2,340,000	6.875%, 1/15/2022[e]	2,474,550
	Verizon Communications, Inc.
3,277,000	2.625%, 2/21/2020	3,371,830

Principal Amount	Long-Term Fixed Income (91.9%)	Value
Communications Services (9.4%) - continued
$3,830,000	3.450%, 3/15/2021[i]	$4,065,147
4,030,000	3.500%, 11/1/2024	4,228,316
5,854,000	4.272%, 1/15/2036	5,824,683
3,200,000	6.550%, 9/15/2043	4,215,126
5,457,000	4.522%, 9/15/2048	5,466,282

	Total	129,293,908

Consumer Cyclical (5.5%)
	American Honda Finance Corporation
4,400,000	3.875%, 9/21/2020[e]	4,750,957
	CVS Health Corporation
3,190,000	2.750%, 12/1/2022	3,276,452
1,870,000	4.750%, 12/1/2022[e]	2,098,396
1,910,000	6.125%, 9/15/2039	2,415,334
3,120,000	5.125%, 7/20/2045	3,613,341
	Family Tree Escrow, LLC
1,870,000	5.750%, 3/1/2023[e]	1,982,200
	Ford Motor Credit Company, LLC
1,700,000	2.597%, 11/4/2019	1,706,156
2,575,000	4.250%, 9/20/2022	2,754,266
2,510,000	3.664%, 9/8/2024	2,534,794
5,000,000	4.134%, 8/4/2025	5,202,975
	General Motors Company
3,150,000	5.000%, 4/1/2035	2,944,812
	General Motors Financial Company, Inc.
4,450,000	4.200%, 3/1/2021	4,596,303
1,890,000	4.375%, 9/25/2021	1,953,366
3,100,000	3.450%, 4/10/2022	3,043,797
2,510,000	4.000%, 1/15/2025	2,437,742
	Hilton Worldwide Finance, LLC
1,910,000	5.625%, 10/15/2021	1,979,142
	Home Depot, Inc.
3,180,000	4.250%, 4/1/2046	3,500,515
	Hyundai Capital America
2,065,000	2.875%, 8/9/2018[e]	2,101,701
	Jaguar Land Rover Automotive plc
1,910,000	4.125%, 12/15/2018[e]	1,955,363
	Johnson Controls, Inc.
1,150,000	5.250%, 12/1/2041	1,150,082
	L Brands, Inc.
1,900,000	5.625%, 2/15/2022	2,069,898
	Lennar Corporation
1,880,000	4.500%, 11/15/2019	1,955,200
	Macy’s Retail Holdings, Inc.
3,570,000	3.875%, 1/15/2022	3,670,892
	MGM Resorts International
1,880,000	6.000%, 3/15/2023[i]	1,945,800
	Starwood Hotels & Resorts Worldwide, Inc.
1,850,000	6.750%, 5/15/2018	2,019,541
	Toll Brothers Finance Corporation
2,000,000	6.750%, 11/1/2019	2,230,000
960,000	4.375%, 4/15/2023	938,400
	Visa, Inc.
2,860,000	3.150%, 12/14/2025	2,985,483
	ZF North America Capital, Inc.
1,870,000	4.500%, 4/29/2022[e]	1,907,400

	Total	75,720,308

Consumer Non-Cyclical (10.4%)
	Actavis Funding SCS
2,480,000	3.450%, 3/15/2022	2,574,629
2,555,000	3.850%, 6/15/2024	2,677,975

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
227

INCOME PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (91.9%)	Value
Consumer Non-Cyclical (10.4%) - continued
	Altria Group, Inc.
$2,175,000	4.000%, 1/31/2024	$2,394,051
804,000	9.950%, 11/10/2038	1,413,901
	Amgen, Inc.
1,870,000	3.625%, 5/22/2024	1,967,292
1,870,000	4.400%, 5/1/2045	1,908,660
	Anheuser-Busch Inbev Finance, Inc.
2,570,000	3.300%, 2/1/2023	2,671,831
3,210,000	4.700%, 2/1/2036	3,469,060
	Baxter International, Inc.
1,869,000	4.250%, 3/15/2020	1,994,182
	Becton Dickinson and Company
3,120,000	3.125%, 11/8/2021	3,223,075
	Biogen, Inc.
3,740,000	3.625%, 9/15/2022	3,955,783
	Boston Scientific Corporation
3,190,000	6.000%, 1/15/2020	3,600,831
4,360,000	3.375%, 5/15/2022	4,450,745
	BRF SA
3,830,000	4.750%, 5/22/2024[e]	3,619,350
	Bunge Limited Finance Corporation
2,530,000	8.500%, 6/15/2019	2,938,853
1,920,000	3.500%, 11/24/2020	1,948,372
	Celgene Corporation
3,770,000	3.950%, 10/15/2020	4,040,151
3,820,000	3.250%, 8/15/2022	3,944,624
	Centene Escrow Corporation
1,270,000	5.625%, 2/15/2021[e]	1,323,975
	ConAgra Foods, Inc.
2,004,000	3.200%, 1/25/2023	2,017,437
	Diageo Capital plc
3,120,000	2.625%, 4/29/2023	3,167,181
	Endo Finance, LLC
1,260,000	6.000%, 2/1/2025[e]	1,181,250
	Express Scripts Holding Company
2,540,000	4.500%, 2/25/2026	2,629,832
	Forest Laboratories, Inc.
2,550,000	5.000%, 12/15/2021[e]	2,846,879
	H. J. Heinz Company
3,120,000	3.500%, 7/15/2022[e]	3,274,390
1,860,000	5.200%, 7/15/2045[e]	2,081,134
	HCA, Inc.
2,560,000	4.750%, 5/1/2023	2,604,800
	Imperial Tobacco Finance plc
2,190,000	3.750%, 7/21/2022[e]	2,286,369
	JBS USA, LLC
1,910,000	7.250%, 6/1/2021[e]	1,902,360
	Kraft Foods Group, Inc.
4,390,000	3.500%, 6/6/2022	4,614,527
	Laboratory Corporation of America Holdings
1,250,000	3.200%, 2/1/2022	1,267,191
1,250,000	4.700%, 2/1/2045	1,224,895
	McKesson Corporation
2,510,000	3.796%, 3/15/2024	2,620,144
2,550,000	4.883%, 3/15/2044	2,710,066
	Mondelez International, Inc.
2,560,000	4.000%, 2/1/2024	2,748,544
	Mylan NV
3,190,000	3.750%, 12/15/2020[e]	3,263,893
	Newell Rubbermaid, Inc.
2,700,000	3.850%, 4/1/2023	2,800,200
2,070,000	4.200%, 4/1/2026	2,165,311
	Pernod Ricard SA
3,130,000	5.750%, 4/7/2021[e]	3,564,125

Principal Amount	Long-Term Fixed Income (91.9%)	Value
Consumer Non-Cyclical (10.4%) - continued
$1,910,000	4.450%, 1/15/2022[e]	$2,061,780
	Perrigo Finance Unlimited Company
2,540,000	3.500%, 3/15/2021	2,602,834
2,070,000	4.375%, 3/15/2026	2,130,899
	Pfizer, Inc.
1,870,000	5.600%, 9/15/2040	2,329,457
	Reynolds American, Inc.
3,120,000	4.000%, 6/12/2022	3,390,516
1,560,000	5.850%, 8/15/2045	1,905,011
	SABMiller Holdings, Inc.
3,040,000	3.750%, 1/15/2022[e]	3,225,151
	Spectrum Brands Escrow Corporation
1,460,000	6.375%, 11/15/2020	1,537,380
	Tenet Healthcare Corporation
1,910,000	8.125%, 4/1/2022	1,964,912
	Tyson Foods, Inc.
3,190,000	4.500%, 6/15/2022	3,495,085
	Valeant Pharmaceuticals International
2,560,000	6.375%, 10/15/2020[e,i]	2,124,800
	Watson Pharmaceuticals, Inc.
3,180,000	3.250%, 10/1/2022	3,259,856
	Whirlpool Corporation
3,245,000	3.700%, 3/1/2023	3,374,219
	Zoetis, Inc.
3,190,000	3.250%, 2/1/2023	3,154,540
1,270,000	4.500%, 11/13/2025	1,358,095

	Total	143,002,403

Energy (7.7%)
	Anadarko Petroleum Corporation
1,270,000	5.550%, 3/15/2026	1,281,181
1,590,000	6.600%, 3/15/2046	1,623,256
	Antero Resources Corporation
1,880,000	5.625%, 6/1/2023	1,729,600
	BP Capital Markets plc
2,490,000	3.814%, 2/10/2024	2,588,766
	Buckeye Partners, LP
3,180,000	5.850%, 11/15/2043	2,774,054
	Canadian Natural Resources, Ltd.
3,110,000	3.450%, 11/15/2021	2,878,740
	Concho Resources, Inc.
1,930,000	6.500%, 1/15/2022	1,925,175
	ConocoPhillips Company
2,860,000	4.200%, 3/15/2021	2,986,741
	Continental Resources, Inc.
3,830,000	3.800%, 6/1/2024[i]	3,025,700
	Devon Energy Corporation
2,560,000	5.850%, 12/15/2025[i]	2,471,009
	El Paso Pipeline Partners Operating Company, LLC
3,850,000	5.000%, 10/1/2021	3,928,132
3,800,000	4.300%, 5/1/2024	3,611,296
1,280,000	4.700%, 11/1/2042	1,005,528
	Enbridge Energy Partners, LP
2,550,000	5.200%, 3/15/2020	2,551,974
	Energy Transfer Partners, LP
5,325,000	4.650%, 6/1/2021	5,116,745
	Enterprise Products Operating, LLC
2,490,000	3.700%, 2/15/2026[i]	2,442,274
1,690,000	7.034%, 1/15/2068	1,713,660
	EQT Midstream Partners, LP
3,030,000	4.000%, 8/1/2024	2,630,946

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
228

INCOME PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (91.9%)	Value
Energy (7.7%) - continued
	Exxon Mobil Corporation
$3,180,000	2.726%, 3/1/2023	$3,234,194
	Halliburton Company
1,270,000	3.375%, 11/15/2022	1,292,440
	Hornbeck Offshore Services, Inc.
1,560,000	5.000%, 3/1/2021	936,000
	Magellan Midstream Partners, LP
1,280,000	5.000%, 3/1/2026	1,384,230
2,500,000	4.200%, 3/15/2045	2,091,207
	Marathon Oil Corporation
2,364,000	5.900%, 3/15/2018	2,363,913
3,180,000	2.800%, 11/1/2022	2,589,592
	Marathon Petroleum Corporation
1,920,000	6.500%, 3/1/2041	1,905,443
	MPLX, LP
4,390,000	4.000%, 2/15/2025	3,785,054
	NiSource Finance Corporation
1,250,000	6.800%, 1/15/2019	1,397,497
	Noble Holding International, Ltd.
3,045,000	5.950%, 4/1/2025[i]	1,979,250
	Occidental Petroleum Corporation
1,910,000	3.400%, 4/15/2026[c]	1,928,240
	Pioneer Natural Resources Company
2,240,000	3.450%, 1/15/2021	2,228,188
3,150,000	3.950%, 7/15/2022	3,198,727
	Regency Energy Partners, LP
1,270,000	5.000%, 10/1/2022	1,193,522
	Sabine Pass Liquefaction, LLC
1,910,000	5.750%, 5/15/2024	1,824,050
	Schlumberger Holdings Corporation
3,200,000	3.625%, 12/21/2022[e]	3,291,510
	Spectra Energy Partners, LP
1,560,000	3.500%, 3/15/2025	1,506,740
	Sunoco Logistics Partners Operations, LP
2,700,000	4.400%, 4/1/2021	2,651,419
3,200,000	3.450%, 1/15/2023	2,857,200
	Tesoro Logistics, LP
1,880,000	5.500%, 10/15/2019[e]	1,870,600
	Transcontinental Gas Pipe Line Company, LLC
1,925,000	7.850%, 2/1/2026[e]	2,201,657
	Transocean, Inc.
2,550,000	4.300%, 10/15/2022	1,408,875
	Valero Energy Corporation
2,300,000	4.900%, 3/15/2045	2,053,633
	Williams Companies, Inc.
2,560,000	3.700%, 1/15/2023	1,913,600
	Williams Partners, LP
1,930,000	4.500%, 11/15/2023	1,639,630
1,600,000	3.900%, 1/15/2025	1,293,645
	Woodside Finance, Ltd.
3,130,000	3.650%, 3/5/2025[e]	2,907,626

	Total	105,212,459

Financials (28.2%)
	ABN AMRO Bank NV
2,480,000	4.750%, 7/28/2025[e]	2,497,950
	Aegon NV
2,600,000	2.074%, 7/29/2049[h,j]	1,607,536
	Air Lease Corporation
1,260,000	2.125%, 1/15/2018	1,247,400
2,510,000	3.750%, 2/1/2022	2,498,981
1,260,000	4.250%, 9/15/2024	1,244,250

Principal Amount	Long-Term Fixed Income (91.9%)	Value
Financials (28.2%) - continued
	Ally Financial, Inc.
$2,490,000	3.600%, 5/21/2018	$2,468,213
1,860,000	4.125%, 3/30/2020	1,846,050
	American Express Company
1,880,000	4.900%, 12/29/2049[j]	1,687,300
	American International Group, Inc.
1,870,000	3.750%, 7/10/2025	1,867,771
2,230,000	3.900%, 4/1/2026	2,236,953
3,130,000	4.500%, 7/16/2044	2,951,991
	American Tower Trust I
3,200,000	1.551%, 3/15/2018*	3,197,638
	Aon plc
1,910,000	3.875%, 12/15/2025	1,947,260
	Ares Capital Corporation
3,190,000	4.875%, 11/30/2018	3,277,272
	Associated Banc-Corporation
3,150,000	4.250%, 1/15/2025	3,202,173
	Assured Guaranty US Holdings, Inc.
3,200,000	5.000%, 7/1/2024[i]	3,396,566
	AXA SA
2,580,000	8.600%, 12/15/2030	3,392,700
	Axis Specialty Finance, LLC
920,000	5.875%, 6/1/2020	1,001,503
	Banco de Brasil SA
1,371,000	9.000%, 12/31/2049[e,j]	951,474
	Bank of America Corporation
3,840,000	1.694%, 3/22/2018[h]	3,846,720
3,380,000	7.625%, 6/1/2019	3,933,563
1,000,000	4.100%, 7/24/2023	1,051,942
3,830,000	4.125%, 1/22/2024	4,057,065
2,830,000	4.200%, 8/26/2024	2,881,761
2,750,000	3.950%, 4/21/2025	2,736,129
1,270,000	3.875%, 8/1/2025	1,316,281
1,950,000	5.875%, 2/7/2042	2,363,201
3,110,000	4.750%, 4/21/2045	3,093,100
3,130,000	6.500%, 10/23/2049[i,j]	3,230,786
1,270,000	6.300%, 12/29/2049[j]	1,308,100
	Bank of Nova Scotia
2,560,000	4.500%, 12/16/2025	2,555,730
	Barclays Bank plc
1,910,000	10.179%, 6/12/2021[e]	2,426,936
3,760,000	0.875%, 11/29/2049[h,j]	1,997,312
	Barclays plc
1,920,000	5.250%, 8/17/2045	1,928,127
	BBVA Bancomer SA/Texas
2,285,000	6.750%, 9/30/2022[e]	2,536,122
	Berkshire Hathaway, Inc.
2,860,000	2.750%, 3/15/2023	2,916,760
	BNP Paribas SA
2,230,000	7.625%, 12/29/2049[e,j]	2,242,265
	BPCE SA
1,265,000	5.700%, 10/22/2023[e]	1,339,904
2,190,000	5.150%, 7/21/2024[e]	2,236,923
	Branch Banking and Trust Company
3,130,000	3.625%, 9/16/2025	3,278,528
	Camden Property Trust
3,140,000	3.500%, 9/15/2024	3,167,255
	CIT Group, Inc.
3,120,000	5.250%, 3/15/2018	3,227,640
	Citigroup, Inc.
4,370,000	4.400%, 6/10/2025	4,456,141
3,305,000	5.500%, 9/13/2025	3,616,691
1,910,000	3.700%, 1/12/2026	1,960,076
2,490,000	4.450%, 9/29/2027	2,505,548

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
229

INCOME PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (91.9%)	Value
Financials (28.2%) - continued
	CNA Financial Corporation
$1,995,000	7.350%, 11/15/2019	$2,302,882
1,870,000	7.250%, 11/15/2023	2,206,391
	Compass Bank
1,575,000	2.750%, 9/29/2019	1,568,451
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1,910,000	5.750%, 12/1/2043	2,225,251
1,290,000	11.000%, 12/29/2049[e,j]	1,547,871
	Credit Agricole SA
2,570,000	8.125%, 12/29/2049[e,i,j]	2,563,781
	Credit Suisse Group Funding, Ltd.
3,190,000	3.125%, 12/10/2020[e]	3,172,401
4,400,000	3.750%, 3/26/2025	4,203,338
	DDR Corporation
1,290,000	7.875%, 9/1/2020	1,550,012
2,010,000	3.625%, 2/1/2025	1,944,566
	Discover Bank of Greenwood Delaware
1,635,000	4.200%, 8/8/2023	1,709,023
1,600,000	4.250%, 3/13/2026	1,608,016
	Duke Realty, LP
3,220,000	3.875%, 10/15/2022	3,283,270
	Essex Portfolio, LP
2,940,000	3.500%, 4/1/2025	2,938,898
	Fairfax Financial Holdings, Ltd.
1,915,000	5.800%, 5/15/2021[e]	2,060,180
	Five Corners Funding Trust
1,910,000	4.419%, 11/15/2023[e]	2,002,100
	GE Capital International Funding
	Company
2,527,000	4.418%, 11/15/2035[e]	2,745,315
	Glitnir Banki HF
50,000	Zero Coupon, 1/21/2011*,d	1,000
	Goldman Sachs Group, Inc.
2,900,000	5.375%, 3/15/2020	3,217,936
2,540,000	2.875%, 2/25/2021	2,584,658
3,275,000	5.250%, 7/27/2021	3,686,422
2,190,000	4.000%, 3/3/2024	2,296,257
4,450,000	3.850%, 7/8/2024	4,598,025
2,490,000	4.250%, 10/21/2025	2,531,800
3,760,000	5.150%, 5/22/2045	3,819,720
	Hartford Financial Services Group, Inc.
3,230,000	5.125%, 4/15/2022	3,613,488
	HCP, Inc.
2,200,000	4.250%, 11/15/2023	2,208,642
2,555,000	4.200%, 3/1/2024	2,521,754
	Host Hotels & Resorts, LP
1,240,000	4.000%, 6/15/2025	1,207,692
	HSBC Finance Corporation
3,210,000	6.676%, 1/15/2021	3,681,915
	HSBC Holdings plc
1,870,000	5.250%, 3/14/2044	1,896,601
1,880,000	6.375%, 12/29/2049[j]	1,746,050
	Huntington Bancshares, Inc.
2,850,000	7.000%, 12/15/2020	3,309,297
	Hutchison Whampoa International 14, Ltd.
2,510,000	3.625%, 10/31/2024[e]	2,607,365
	Icahn Enterprises, LP
2,040,000	6.000%, 8/1/2020	1,983,900
	ILFC E-Capital Trust II
2,230,000	4.490%, 12/21/2065[e,h]	1,806,300

Principal Amount	Long-Term Fixed Income (91.9%)	Value
Financials (28.2%) - continued
	ING Bank NV
$3,165,000	5.800%, 9/25/2023[e]	$3,448,863
	J.P. Morgan Chase & Company
3,200,000	3.375%, 5/1/2023	3,213,248
2,830,000	3.875%, 9/10/2024	2,902,309
1,270,000	3.900%, 7/15/2025	1,346,383
3,150,000	5.500%, 10/15/2040	3,796,097
1,910,000	7.900%, 4/29/2049[j]	1,910,000
2,550,000	6.750%, 8/29/2049i,[j]	2,799,900
2,560,000	6.000%, 12/29/2049[j]	2,576,640
	Kilroy Realty, LP
2,550,000	4.250%, 8/15/2029	2,618,172
	Liberty Mutual Group, Inc.
3,535,000	4.950%, 5/1/2022[e]	3,848,841
3,190,000	4.850%, 8/1/2044[e]	3,051,369
	Liberty Property, LP
1,875,000	4.750%, 10/1/2020	2,024,828
1,910,000	4.400%, 2/15/2024	2,011,440
	Lincoln National Corporation
4,150,000	4.000%, 9/1/2023	4,221,600
	Lloyds Bank plc
1,910,000	4.650%, 3/24/2026	1,892,940
	Macquarie Bank, Ltd.
3,215,000	1.650%, 3/24/2017[e]	3,222,298
	MetLife Capital Trust IV
700,000	7.875%, 12/15/2037[e]	805,000
	MetLife Capital Trust X
2,250,000	9.250%, 4/8/2038[e]	3,051,563
	MetLife, Inc.
2,500,000	3.600%, 4/10/2024	2,586,510
	Mitsubishi UFJ Financial Group, Inc.
2,550,000	3.850%, 3/1/2026	2,652,408
	Mizuho Bank, Ltd.
2,400,000	3.600%, 9/25/2024[e]	2,504,710
	Morgan Stanley
3,180,000	5.625%, 9/23/2019	3,538,602
3,400,000	5.500%, 1/26/2020	3,789,167
3,205,000	4.875%, 11/1/2022	3,472,441
1,870,000	4.000%, 7/23/2025	1,955,337
2,550,000	5.000%, 11/24/2025	2,759,656
2,510,000	4.350%, 9/8/2026	2,582,993
1,570,000	4.300%, 1/27/2045	1,579,798
	National Retail Properties, Inc.
3,200,000	3.900%, 6/15/2024	3,280,013
	Nationwide Building Society
2,490,000	3.900%, 7/21/2025[e]	2,628,016
	Nordea Bank AB
3,170,000	4.875%, 5/13/2021[e]	3,433,715
1,890,000	5.500%, 9/29/2049[e,j]	1,836,135
	Omega Healthcare Investors, Inc.
2,960,000	5.875%, 3/15/2024	3,065,272
1,870,000	5.250%, 1/15/2026	1,906,802
	Peachtree Corners Funding Trust
1,400,000	3.976%, 2/15/2025[e]	1,401,548
	PNC Capital Trust C
3,120,000	1.205%, 6/1/2028[h]	2,527,200
	Preferred Term Securities XXIII, Ltd.
2,579,395	0.834%, 12/22/2036*,h	1,947,237
	Prologis, LP
2,510,000	4.250%, 8/15/2023	2,707,201
	Prudential Financial, Inc.
1,915,000	3.500%, 5/15/2024	1,946,410
1,425,000	6.200%, 11/15/2040	1,672,632
	Realty Income Corporation
3,830,000	3.875%, 7/15/2024	3,882,797

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
230

INCOME PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (91.9%)	Value
Financials (28.2%) - continued
	Regions Bank
$377,000	7.500%, 5/15/2018	$415,441
	Reinsurance Group of America, Inc.
1,930,000	6.450%, 11/15/2019	2,166,938
3,815,000	4.700%, 9/15/2023	3,977,889
	Royal Bank of Scotland Group plc
2,520,000	6.000%, 12/19/2023	2,552,256
2,490,000	7.500%, 12/29/2049[j]	2,315,700
	Santander Holdings USA, Inc.
2,550,000	3.450%, 8/27/2018	2,593,337
2,500,000	4.500%, 7/17/2025	2,570,095
	Santander UK Group Holdings plc
1,560,000	2.875%, 10/16/2020	1,552,083
2,500,000	4.750%, 9/15/2025[e]	2,364,613
	Santander UK plc
1,700,000	3.125%, 1/8/2021	1,709,943
960,000	5.000%, 11/7/2023[e]	974,310
	Simon Property Group, LP
2,775,000	2.750%, 2/1/2023	2,807,279
	SLM Corporation
1,024,000	4.625%, 9/25/2017	1,035,520
	Societe Generale SA
2,490,000	8.000%, 12/31/2049[e,i,j]	2,415,300
	SunTrust Banks, Inc.
1,910,000	2.900%, 3/3/2021	1,937,899
	Synchrony Financial
2,510,000	2.700%, 2/3/2020	2,487,169
2,690,000	4.250%, 8/15/2024	2,735,380
	Synovus Financial Corporation
1,920,000	5.750%, 12/15/2025	1,958,400
	UBS Group Funding Jersey, Ltd.
1,590,000	3.000%, 4/15/2021[c,e]	1,592,922
2,490,000	4.125%, 9/24/2025[e]	2,493,551
	UnionBanCal Corporation
2,580,000	3.500%, 6/18/2022	2,678,388
	UnitedHealth Group, Inc.
2,480,000	3.350%, 7/15/2022	2,638,246
1,240,000	4.750%, 7/15/2045	1,421,897
	Voya Financial, Inc.
3,215,000	5.500%, 7/15/2022	3,596,190
	Wachovia Capital Trust III
120,000	5.570%, 3/15/2042[h,j]	118,500
	Wells Fargo & Company
3,035,000	3.450%, 2/13/2023	3,112,453
1,910,000	4.100%, 6/3/2026	2,004,637
3,220,000	7.980%, 2/28/2049[j]	3,332,378
3,160,000	5.875%, 12/31/2049[j]	3,374,248
	Welltower, Inc.
1,280,000	6.125%, 4/15/2020	1,443,217
3,150,000	4.950%, 1/15/2021	3,423,691
1,550,000	4.000%, 6/1/2025	1,550,846
	XLIT, Ltd.
1,870,000	4.450%, 3/31/2025	1,851,682
1,840,000	5.250%, 12/15/2043	1,904,935

	Total	387,187,579

Foreign Government (0.7%)
	Colombia Government International Bond
3,200,000	5.625%, 2/26/2044	3,184,000
	Mexico Government International Bond
3,480,000	4.000%, 10/2/2023	3,645,300

Principal Amount	Long-Term Fixed Income (91.9%)	Value
Foreign Government (0.7%) - continued
$2,100,000	3.600%, 1/30/2025	$2,142,000

	Total	8,971,300

Mortgage-Backed Securities (4.6%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
4,172,500	3.000%, 4/1/2031[c]	4,361,892
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
6,802,500	4.000%, 4/1/2046[c]	7,260,074
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
30,150,000	3.500%, 4/1/2046[c]	31,611,570
16,277,500	4.000%, 4/1/2046[c]	17,391,492
2,025,000	4.500%, 4/1/2046[c]	2,203,453

	Total	62,828,481

Technology (2.0%)
	Apple, Inc.
4,450,000	3.250%, 2/23/2026	4,646,094
	Equinix, Inc.
1,890,000	5.375%, 1/1/2022	1,967,962
	Fidelity National Information Services, Inc.
1,560,000	2.850%, 10/15/2018	1,585,426
3,190,000	3.875%, 6/5/2024	3,192,619
	First Data Corporation
1,250,000	5.375%, 8/15/2023[e]	1,281,250
	Fiserv, Inc.
3,740,000	3.850%, 6/1/2025	3,941,163
	Hewlett Packard Enterprise Company
2,490,000	2.850%, 10/5/2018[e]	2,531,812
2,500,000	3.600%, 10/15/2020[e]	2,599,603
	Qualcomm, Inc.
2,490,000	3.450%, 5/20/2025	2,577,108
	Seagate HDD Cayman
1,870,000	4.875%, 6/1/2027[e]	1,407,826
	Sensata Technologies BV
1,890,000	4.875%, 10/15/2023[e]	1,899,450

	Total	27,630,313

Transportation (2.7%)
	American Airlines Pass Through Trust
2,129,170	5.600%, 7/15/2020[e]	2,150,461
2,241,147	4.000%, 7/15/2025	2,305,579
	British Airways plc
4,142,476	4.625%, 6/20/2024[e]	4,349,599
	Burlington Northern Santa Fe, LLC
2,500,000	4.700%, 9/1/2045	2,784,330
	Canadian Pacific Railway Company
940,000	3.700%, 2/1/2026	959,374
1,702,000	7.125%, 10/15/2031	2,189,274
	Continental Airlines, Inc.
810,585	7.250%, 11/10/2019	913,934
1,269,214	4.000%, 10/29/2024	1,307,291
	Delta Air Lines, Inc.
1,514,086	4.950%, 5/23/2019	1,593,575
1,811,189	4.250%, 7/30/2023	1,774,966
	ERAC USA Finance, LLC
3,450,000	5.250%, 10/1/2020[e]	3,805,654
1,915,000	4.500%, 8/16/2021[e]	2,082,676
2,000,000	3.800%, 11/1/2025[e]	2,075,058

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
231

INCOME PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (91.9%)	Value
Transportation (2.7%) - continued
	Navios South American Logistics, Inc.
$325,000	7.250%, 5/1/2022[e]	$209,625
	Penske Truck Leasing Company, LP
2,510,000	3.375%, 2/1/2022[e]	2,492,056
	United Airlines Pass Through Trust
1,543,736	3.750%, 9/3/2026	1,543,736
	US Airways Pass Through Trust
2,894,780	3.950%, 11/15/2025	2,975,834
	Virgin Australia Holdings, Ltd.
2,010,117	5.000%, 10/23/2023[e]	2,050,320

	Total	37,563,342

U.S. Government and Agencies (8.0%)
	U.S. Treasury Bonds
1,000,000	2.875%, 3/31/2018	1,041,836
5,090,000	1.625%, 2/15/2026	5,016,037
1,910,000	3.500%, 2/15/2039	2,272,826
4,500,000	4.375%, 5/15/2041	6,076,053
5,307,000	3.125%, 2/15/2042	5,902,169
9,500,000	3.000%, 11/15/2045	10,255,915
1,270,000	2.500%, 2/15/2046	1,238,300
	U.S. Treasury Notes
3,130,000	1.625%, 7/31/2020	3,191,990
7,000,000	1.375%, 10/31/2020	7,056,056
7,990,000	1.750%, 12/31/2020	8,185,691
5,730,000	1.125%, 2/28/2021[i]	5,706,496
5,650,000	2.000%, 7/31/2022	5,826,342
1,960,000	1.875%, 8/31/2022	2,005,631
7,000,000	1.875%, 10/31/2022	7,160,510
6,410,000	2.000%, 11/30/2022	6,604,556
4,250,000	2.125%, 12/31/2022	4,414,687
3,180,000	1.750%, 1/31/2023	3,223,973
5,680,000	2.000%, 2/15/2025	5,801,365
9,750,000	2.250%, 11/15/2025	10,147,234
9,460,000	2.500%, 2/15/2045	9,224,238

	Total	110,351,905

U.S. Municipals (0.2%)
	Denver, CO City & County Airport Rev.
2,550,000	5.250%, 11/15/2022, Ser. A, AMT	3,008,668

	Total	3,008,668

Utilities (5.2%)
	American Electric Power Company, Inc.
2,565,000	2.950%, 12/15/2022	2,597,475
	Arizona Public Service Company
2,880,000	8.750%, 3/1/2019	3,415,153
	Calpine Corporation
1,920,000	5.375%, 1/15/2023[i]	1,861,210
	Cleveland Electric Illuminating Company
923,000	5.700%, 4/1/2017	950,726
	Commonwealth Edison Company
1,500,000	6.150%, 9/15/2017	1,603,303
	DCP Midstream Operating, LP
2,560,000	3.875%, 3/15/2023	2,102,369
2,550,000	5.600%, 4/1/2044	1,876,685
	DCP Midstream, LLC
1,750,000	5.850%, 5/21/2043[e]	901,250
	DPL, Inc.
248,000	6.500%, 10/15/2016	252,960

Principal Amount	Long-Term Fixed Income (91.9%)	Value
Utilities (5.2%) - continued
	Dynegy Finance I, Inc.
$1,250,000	7.375%, 11/1/2022	$1,156,250
	Electricite de France SA
3,200,000	5.250%, 12/29/2049[e,j]	2,928,000
	Energy Transfer Equity, LP
1,870,000	5.500%, 6/1/2027	1,500,675
	Enterprise Products Operating, LLC
1,930,000	6.650%, 4/15/2018	2,088,200
	Exelon Corporation
3,120,000	3.950%, 6/15/2025[e]	3,233,584
	Exelon Generation Company, LLC
1,050,000	5.200%, 10/1/2019	1,143,484
2,500,000	4.000%, 10/1/2020[i]	2,613,040
	FirstEnergy Transmission, LLC
3,830,000	4.350%, 1/15/2025[e]	3,992,591
	Great River Energy
13,090	5.829%, 7/1/2017*	13,342
	ITC Holdings Corporation
5,080,000	4.050%, 7/1/2023	5,246,721
	MidAmerican Energy Holdings Company
4,450,000	3.750%, 11/15/2023	4,748,653
	Nevada Power Company
2,800,000	6.750%, 7/1/2037	3,747,663
	NiSource Finance Corporation
3,200,000	5.450%, 9/15/2020	3,573,312
	Ohio Power Company
2,400,000	6.050%, 5/1/2018	2,596,495
	Oncor Electric Delivery Company, LLC
2,490,000	3.750%, 4/1/2045	2,337,624
	Pacific Gas and Electric Company
1,270,000	2.950%, 3/1/2026	1,282,912
	Pennsylvania Electric Company
3,700,000	5.200%, 4/1/2020	3,892,789
	PPL Capital Funding, Inc.
3,205,000	3.500%, 12/1/2022	3,325,947
3,190,000	3.950%, 3/15/2024	3,378,073
	Xcel Energy, Inc.
2,490,000	3.300%, 6/1/2025	2,553,490

	Total	70,913,976

	Total Long-Term Fixed Income (cost $1,240,997,464)	1,261,652,990

Shares	Preferred Stock (1.7%)	Value
Consumer Staples (0.1%)
76,576	CHS, Inc., 7.100%[j]	2,120,389

	Total	2,120,389

Financials (1.6%)
102,122	Citigroup, Inc., 6.988%[h]	2,684,788
22,500	Cobank ACB, 6.250%[e,j]	2,300,625
31,925	Countrywide Capital V, 7.000%	822,069
90,500	Discover Financial Services, 6.500%[j]	2,411,825
78,590	GMAC Capital Trust I, 6.402%[h]	1,926,241
95,940	Goldman Sachs Group, Inc., 5.500%[j]	2,398,500
102,122	HSBC USA, Inc., 6.500%[j]	2,577,559
88,200	Morgan Stanley, 7.125%[j]	2,509,290
62,918	RBS Capital Funding Trust V, 5.900%[j]	1,518,211
101,500	Wells Fargo & Company, 5.850%[j]	2,675,540

	Total	21,824,648

	Total Preferred Stock (cost $23,409,614)	23,945,037

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
232

INCOME PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (<0.1%)	Value
Energy (<0.1%)
1,346	Vantage Drilling International[k]	$148,060

	Total	148,060

	Total Common Stock (cost $121,140)	148,060

Shares	Collateral Held for Securities Loaned (3.3%)	Value
45,319,316	Thrivent Cash Management Trust	45,319,316

	Total Collateral Held for Securities Loaned (cost $45,319,316)	45,319,316

Shares or Principal Amount	Short-Term Investments (6.9%)[l]	Value
	Federal National Mortgage Association Discount Notes
400,000	0.320%, 4/13/2016[m]	399,958
700,000	0.300%, 4/14/2016	699,924
1,000,000	0.350%, 6/1/2016[m]	999,407
	Thrivent Cash Management Trust
92,170,610	0.290%	92,170,610

	Total Short-Term Investments (at amortized cost)	94,269,899

	Total Investments (cost $1,455,933,394) 107.5%	$1,475,452,835

	Other Assets and Liabilities, Net (7.5%)	(102,868,302)

	Total Net Assets 100.0%	$1,372,584,533

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	In bankruptcy. Interest is not being accrued.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2016, the value of these investments was $225,937,289 or 16.5% of total net assets.

f	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31, 2016.
g	All or a portion of the security is insured or guaranteed.
h	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2016.
i	All or a portion of the security is on loan.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k	Non-income producing security.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income Portfolio as of March 31, 2016 was $7,004,066 or 0.5% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 31, 2016.

Security	Acquisition Date	Cost
American Tower Trust I, 3/15/2018	3/6/2013	$3,200,325
CAM Mortgage, LLC, 7/15/2064	6/24/2015	1,843,196
Glitnir Banki HF, 1/21/2017	5/1/2008	50,000
Great River Energy, 7/1/2017	4/13/2009	13,091
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	2,579,396

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Portfolio as of March 31, 2016:

Securities Lending Transactions

Taxable Debt Security	$43,882,136

Total lending	$43,882,136
Gross amount payable upon return of collateral for securities loaned	$45,319,316

Net amounts due to counterparty	$1,437,180

    Definitions:

AMT	-	Subject to Alternative Minimum Tax
Rev.	-	Revenue
Ser.	-	Series

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
233

INCOME PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$46,200,478
Gross unrealized depreciation	(26,681,037)

Net unrealized appreciation (depreciation)	$19,519,441

Cost for federal income tax purposes	$1,455,933,394

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2016, in valuing Income Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,303,466	–	2,303,466	–
Capital Goods	2,907,461	–	2,907,461	–
Communications Services	17,908,667	–	17,908,667	–
Consumer Cyclical	6,944,605	–	5,784,514	1,160,091
Consumer Non-Cyclical	6,900,396	–	6,166,534	733,862
Energy	1,070,134	–	1,070,134	–
Financials	1,532,520	–	1,532,520	–
Technology	5,072,493	–	4,766,769	305,724
Transportation	2,997,925	–	2,997,925	–
Utilities	2,479,866	–	2,479,866	–
Long-Term Fixed Income
Asset-Backed Securities	18,686,450	–	18,686,450	–
Basic Materials	37,480,216	–	37,480,216	–
Capital Goods	24,694,239	–	24,694,239	–
Collateralized Mortgage Obligations	11,407,015	–	11,407,015	–
Commercial Mortgage-Backed Securities	7,700,428	–	7,700,428	–
Communications Services	129,293,908	–	129,293,908	–
Consumer Cyclical	75,720,308	–	75,720,308	–
Consumer Non-Cyclical	143,002,403	–	143,002,403	–
Energy	105,212,459	–	105,212,459	–
Financials	387,187,579	–	387,187,579	–
Foreign Government	8,971,300	–	8,971,300	–
Mortgage-Backed Securities	62,828,481	–	62,828,481	–
Technology	27,630,313	–	27,630,313	–
Transportation	37,563,342	–	37,563,342	–
U.S. Government and Agencies	110,351,905	–	110,351,905	–
U.S. Municipals	3,008,668	–	3,008,668	–
Utilities	70,913,976	–	70,913,976	–
Preferred Stock
Consumer Staples	2,120,389	2,120,389	–	–
Financials	21,824,648	19,524,023	2,300,625	–
Common Stock
Energy	148,060	148,060	–	–
Short-Term Investments	2,099,289	–	2,099,289	–

Subtotal Investments in Securities	$1,337,962,909	$21,792,472	$1,313,970,760	$2,199,677

Other Investments*	Total
Short-Term Investments	92,170,610
Collateral Held for Securities Loaned	45,319,316

Subtotal Other Investments	$137,489,926

Total Investments at Value	$1,475,452,835

*

In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
234

INCOME PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	159,185	159,185	–	–

Total Asset Derivatives	$159,185	$159,185	$–	$–

Liability Derivatives
Futures Contracts	465,871	465,871	–	–

Total Liability Derivatives	$465,871	$465,871	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2016. Transfers between Levels are identified as of the end of the period.

The following table presents Income Portfolio’s futures contracts held as of March 31, 2016. Investments and/or cash totaling $1,399,364 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	(902)	June 2016	($117,771,533)	($117,612,348)	$159,185
CBOT 5-Yr. U.S. Treasury Note	(437)	June 2016	(52,899,545)	(52,948,695)	(49,150)
CBOT U.S. Long Bond	506	June 2016	83,622,096	83,205,375	(416,721)
Total Futures Contracts					($306,686)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Income Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at March 31, 2016	Value March 31, 2016	Income Earned January 1, 2016 - March 31, 2016
Cash Management Trust- Collateral Investment	$28,613,386	$57,567,980	$40,862,050	45,319,316	$45,319,316	$40,795
Cash Management Trust- Short Term Investment	94,638,205	75,106,710	77,574,305	92,170,610	92,170,610	59,577
Total Value and Income Earned	$123,251,591				$137,489,926	$100,372

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
235

BOND INDEX PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (100.4%)	Value
Asset-Backed Securities (1.4%)
	Conseco Financial Corporation
$4,590	6.330%, 11/1/2029	$4,666
	Credit Based Asset Servicing and Securitization, LLC
333,659	3.535%, 12/25/2036[a]	226,750
	First Horizon ABS Trust
273,064	0.593%, 10/25/2034[b,c]	244,871
	GMAC Mortgage Corporation Loan Trust
441,764	0.616%, 8/25/2035[b,c]	413,321
773,214	0.616%, 12/25/2036[b,c]	672,422
	IndyMac Seconds Asset-Backed Trust
327,709	0.773%, 10/25/2036[b,c]	194,216
	Wachovia Asset Securitization, Inc.
667,230	0.573%, 7/25/2037*,b,c	557,552

	Total	2,313,798

Basic Materials (0.6%)
	Albemarle Corporation
150,000	3.000%, 12/1/2019	150,898
	Dow Chemical Company
27,000	7.375%, 11/1/2029	34,614
	Georgia-Pacific, LLC
360,000	2.539%, 11/15/2019[d]	361,480
250,000	3.734%, 7/15/2023[d]	260,234
	Glencore Funding, LLC
175,000	1.680%, 4/16/2018[c,d]	157,500

	Total	964,726

Capital Goods (0.6%)
	Lockheed Martin Corporation
290,000	2.500%, 11/23/2020	297,036
	Newell Rubbermaid, Inc.
100,000	3.150%, 4/1/2021	102,722
	Roper Industries, Inc.
300,000	1.850%, 11/15/2017	300,266
	Textron, Inc.
250,000	3.875%, 3/1/2025	251,980

	Total	952,004

Commercial Mortgage-Backed Securities (1.4%)
	Commercial Mortgage Pass-Through Certificates
383,257	5.306%, 12/10/2046	388,013
	Morgan Stanley Capital I
307,988	3.224%, 7/15/2049	308,790
	UBS Commercial Mortgage Trust
750,000	3.400%, 5/10/2045	790,984
	WFRBS Commercial Mortgage Trust
826,000	2.870%, 11/15/2045	849,956

	Total	2,337,743

Communications Services (1.4%)
	America Movil SAB de CV
300,000	1.632%, 9/12/2016[c]	299,881
	American Tower Corporation
100,000	2.800%, 6/1/2020	100,509
	AT&T, Inc.
250,000	1.750%, 1/15/2018	250,794
150,000	2.800%, 2/17/2021	153,793
	British Sky Broadcasting Group plc
200,000	3.125%, 11/26/2022[d]	202,561
	CCO Safari II, LLC
211,000	3.579%, 7/23/2020[d]	215,608
211,000	4.464%, 7/23/2022[d]	220,552

Principal Amount	Long-Term Fixed Income (100.4%)	Value
Communications Services (1.4%) - continued
	Crown Castle Towers, LLC
$500,000	4.174%, 8/15/2017[d]	$513,048
	NBC Universal Enterprise, Inc.
250,000	1.662%, 4/15/2018[d]	252,244
	Verizon Communications, Inc.
250,000	3.000%, 11/1/2021	259,755

	Total	2,468,745

Consumer Cyclical (2.4%)
	Board of Trustees of The Leland Stanford Junior University
550,000	3.563%, 6/1/2044	551,687
	California Institute of Technology
325,000	4.700%, 11/1/2111	334,745
	CVS Health Corporation
150,000	2.250%, 8/12/2019	153,756
	Daimler Finance North America, LLC
250,000	1.329%, 8/3/2017[c,d]	249,937
27,000	8.500%, 1/18/2031	41,386
	Dartmouth College
250,000	3.760%, 6/1/2043	254,472
	Home Depot, Inc.
300,000	4.400%, 4/1/2021	335,901
	Macy’s Retail Holdings, Inc.
200,000	4.375%, 9/1/2023	205,432
	Massachusetts Institute of Technology
500,000	4.678%, 7/1/2114	542,008
	President and Fellows of Harvard College
500,000	3.619%, 10/1/2037	509,478
	Starbucks Corporation
200,000	3.850%, 10/1/2023	218,343
	Wal-Mart Stores, Inc.
327,000	7.550%, 2/15/2030	487,783
	Yale University
200,000	2.086%, 4/15/2019	204,918

	Total	4,089,846

Consumer Non-Cyclical (4.4%)
	Actavis Funding SCS
350,000	1.887%, 3/12/2020[c]	348,742
	Altria Group, Inc.
240,000	4.000%, 1/31/2024	264,171
	Amgen, Inc.
250,000	2.125%, 5/1/2020	253,064
	Anheuser-Busch Inbev Finance, Inc.
250,000	3.650%, 2/1/2026	262,903
250,000	4.700%, 2/1/2036	270,176
	BAT International Finance plc
350,000	1.144%, 6/15/2018[c,d]	347,594
	Bayer U.S. Finance, LLC
250,000	2.375%, 10/8/2019[d]	257,681
	Boston Scientific Corporation
300,000	6.000%, 1/15/2020	338,636
	Bunge Limited Finance Corporation
225,000	3.500%, 11/24/2020	228,325
	Cardinal Health, Inc.
195,000	1.950%, 6/15/2018	195,911
	Cargill, Inc.
325,000	4.100%, 11/1/2042[d]	311,910
	Celgene Corporation
195,000	3.550%, 8/15/2022	204,453
	Church & Dwight Company, Inc.
210,000	2.450%, 12/15/2019	212,494

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
236

BOND INDEX PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (100.4%)	Value
Consumer Non-Cyclical (4.4%) - continued
	Dr Pepper Snapple Group, Inc.
$250,000	2.700%, 11/15/2022	$251,629
	EMD Finance, LLC
300,000	0.992%, 3/17/2017[c,d]	298,944
	Express Scripts Holding Company
200,000	3.900%, 2/15/2022	208,526
	Fomento Economico Mexicano SAB de CV
200,000	2.875%, 5/10/2023	193,607
	Gilead Sciences, Inc.
200,000	2.550%, 9/1/2020	205,963
200,000	3.250%, 9/1/2022	211,335
	Imperial Tobacco Finance plc
250,000	3.750%, 7/21/2022[d]	261,001
	Laboratory Corporation of America Holdings
255,000	2.625%, 2/1/2020	256,071
	McKesson Corporation
275,000	2.700%, 12/15/2022	272,881
	Mead Johnson Nutrition Company
200,000	3.000%, 11/15/2020	205,523
	Mylan NV
300,000	3.750%, 12/15/2020[d]	306,949
	Reynolds American, Inc.
81,000	3.250%, 6/12/2020	84,706
	Sanofi
250,000	1.250%, 4/10/2018	251,312
	Unilever Capital Corporation
300,000	2.200%, 3/6/2019	309,019
350,000	2.100%, 7/30/2020	357,906
	Zoetis, Inc.
225,000	3.450%, 11/13/2020	231,151

	Total	7,402,583

Energy (1.7%)
	Anadarko Petroleum Corporation
100,000	4.850%, 3/15/2021	101,061
	Cameron International Corporation
150,000	1.400%, 6/15/2017	148,196
	El Paso Pipeline Partners Operating Company, LLC
325,000	4.700%, 11/1/2042	255,310
	Exxon Mobil Corporation
250,000	1.708%, 3/1/2019	253,298
250,000	1.006%, 3/6/2022[c]	242,862
	Marathon Petroleum Corporation
250,000	3.400%, 12/15/2020	245,895
	Occidental Petroleum Corporation
200,000	2.600%, 4/15/2022[e]	201,680
	Petro-Canada
150,000	6.800%, 5/15/2038	164,387
	Petroleos Mexicanos
150,000	5.500%, 2/4/2019[d]	157,125
285,000	2.378%, 4/15/2025	291,452
	Pioneer Natural Resources Company
216,000	3.450%, 1/15/2021	214,861
	Schlumberger Holdings Corporation
250,000	3.000%, 12/21/2020[d]	253,459
	Sunoco Logistics Partners Operations, LP
300,000	4.400%, 4/1/2021	294,602

Principal Amount	Long-Term Fixed Income (100.4%)	Value
Energy (1.7%) - continued
	Transcontinental Gas Pipe Line Company, LLC
$125,000	7.850%, 2/1/2026[d]	$142,965

	Total	2,967,153

Financials (9.1%)
	ABN AMRO Bank NV
300,000	2.450%, 6/4/2020[d]	301,898
	ACE INA Holdings, Inc.
350,000	2.875%, 11/3/2022	361,168
	Aflac, Inc.
250,000	2.400%, 3/16/2020	254,152
	American International Group, Inc.
200,000	3.300%, 3/1/2021	204,236
	American Tower Trust I
225,000	1.551%, 3/15/2018*	224,834
	AXA SA
27,000	8.600%, 12/15/2030	35,505
	Bank Nederlandse Gemeenten NV
500,000	1.750%, 3/24/2020[d,f]	505,455
	Bank of America Corporation
250,000	1.700%, 8/25/2017	250,336
	Bank of England
1,000,000	0.875%, 3/17/2017[d,f]	1,000,840
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
205,000	2.850%, 9/8/2021[d]	207,952
	Boston Properties, LP
300,000	3.125%, 9/1/2023	301,663
	Chubb Corporation
350,000	6.500%, 5/15/2038	483,442
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
50,000	4.625%, 12/1/2023	52,780
	Discover Bank
288,000	8.700%, 11/18/2019	335,460
	Duke Realty, LP
250,000	3.875%, 10/15/2022	254,912
	European Investment Bank
500,000	1.250%, 5/15/2018	502,536
	Fifth Third Bancorp
200,000	2.875%, 10/1/2021	203,715
	HCP, Inc.
250,000	4.000%, 12/1/2022	251,251
	Hospitality Properties Trust
150,000	4.250%, 2/15/2021	152,198
	HSBC Holdings plc
300,000	6.800%, 6/1/2038	362,936
	Huntington Bancshares, Inc.
200,000	3.150%, 3/14/2021	203,208
	ING Bank NV
400,000	2.625%, 12/5/2022[d]	407,220
	J.P. Morgan Chase & Company
250,000	1.519%, 1/25/2018[c]	250,773
250,000	2.250%, 1/23/2020	251,978
	Liberty Mutual Group, Inc.
150,000	4.950%, 5/1/2022[d]	163,317
200,000	4.250%, 6/15/2023[d]	206,129
	Lloyds Bank plc
365,000	1.160%, 3/16/2018[c]	362,320
	Marsh & McLennan Companies, Inc.
400,000	2.550%, 10/15/2018	407,384
	MassMutual Global Funding II
350,000	2.000%, 4/5/2017[d]	353,466
	MetLife, Inc.
200,000	4.368%, 9/15/2023	218,679

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
237

BOND INDEX PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (100.4%)	Value
Financials (9.1%) - continued
	Morgan Stanley
$250,000	5.000%, 11/24/2025	$270,554
	National Australia Bank, Ltd.
325,000	2.000%, 6/20/2017[d]	327,629
	New York Life Global Funding
350,000	1.550%, 11/2/2018[d]	350,795
	Nordea Bank AB
325,000	3.125%, 3/20/2017[d]	331,136
	North American Development Bank
400,000	2.300%, 10/10/2018	409,970
	PNC Financial Services Group, Inc.
325,000	2.854%, 11/9/2022	328,313
	Preferred Term Securities XXIII, Ltd.
552,727	0.834%, 12/22/2036*,c	417,265
	Prudential Financial, Inc.
200,000	2.350%, 8/15/2019	202,517
	Realty Income Corporation
300,000	2.000%, 1/31/2018	301,145
	Regions Financial Corporation
200,000	3.200%, 2/8/2021	201,663
	Reliance Standard Life Global Funding II
240,000	2.500%, 4/24/2019[d]	241,943
	Santander UK plc
175,000	3.125%, 1/8/2021	176,024
	Simon Property Group, LP
250,000	2.500%, 9/1/2020	254,574
250,000	2.500%, 7/15/2021	255,458
	Standard Chartered plc
200,000	3.950%, 1/11/2023[d,f]	192,034
	Sumitomo Mitsui Financial Group, Inc.
250,000	4.436%, 4/2/2024[d]	261,185
	Svensk Exportkredit AB
500,000	1.750%, 8/28/2020	502,855
	Svenska Handelsbanken AB
125,000	1.625%, 3/21/2018	125,456
	Swedbank AB
300,000	1.750%, 3/12/2018[d]	299,514
	Synchrony Financial
215,000	3.750%, 8/15/2021	220,703
	Toronto-Dominion Bank
250,000	1.562%, 12/14/2020[c]	250,725
	UBS AG
250,000	1.330%, 3/26/2018[c]	249,604
	UnitedHealth Group, Inc.
165,000	3.350%, 7/15/2022	175,528
	Washington Mutual Bank
500,000	5.500%, 1/15/2013[g,h]	0
	Wells Fargo & Company
150,000	3.450%, 2/13/2023	153,828

	Total	15,572,161

Foreign Government (3.2%)
	Chile Government International Bond
350,000	3.875%, 8/5/2020	379,225
	Export Development Canada
150,000	0.750%, 12/15/2017	149,712
	Export-Import Bank of Korea
200,000	2.250%, 1/21/2020	201,665
	Hashemite Kingdom of Jordan
500,000	2.503%, 10/30/2020	526,321
	Inter-American Development Bank
500,000	3.000%, 10/4/2023	539,438
400,000	4.375%, 1/24/2044	499,788

Principal Amount	Long-Term Fixed Income (100.4%)	Value
Foreign Government (3.2%) - continued
	Kommunalbanken AS
$495,000	1.500%, 10/22/2019[d]	$497,480
	Kommuninvest I Sverige AB
300,000	1.000%, 10/24/2017[d]	300,052
	Mexico Government International Bond
250,000	3.600%, 1/30/2025	255,000
	Poland Government International Bond
250,000	4.000%, 1/22/2024	266,925
	Province of Manitoba
600,000	1.300%, 4/3/2017	602,766
	Province of New Brunswick
125,000	2.750%, 6/15/2018	129,035
	Province of Quebec
400,000	7.500%, 7/15/2023	534,318
	Sweden Government International Bond
500,000	1.625%, 3/24/2020[d]	506,160

	Total	5,387,885

Mortgage-Backed Securities (27.2%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
154	6.000%, 6/1/2016	154
250	6.000%, 9/1/2016	251
14,212	7.000%, 6/1/2017	14,490
13,596	5.500%, 12/1/2017	13,882
2,087,500	3.000%, 4/1/2031[e]	2,182,253
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
5,646	8.500%, 11/1/2025	5,905
326	8.000%, 1/1/2026	365
2,987,500	4.000%, 4/1/2046[e]	3,188,456
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
4,650,000	3.500%, 4/1/2030[e]	4,910,446
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,212	10.500%, 8/1/2020	1,314
970	8.000%, 12/1/2024	1,085
147	8.500%, 12/1/2025	147
1,169	8.000%, 9/1/2026	1,207
1,845	8.000%, 4/1/2030	2,330
14,245,000	3.500%, 4/1/2046[e]	14,935,549
11,062,500	4.000%, 4/1/2046[e]	11,819,590
8,400,000	4.500%, 4/1/2046[e]	9,140,250
	Government National Mortgage Association 30-Yr. Pass Through
2,890	7.500%, 3/15/2023	2,900
1,753	9.000%, 9/15/2024	1,999
1,968	8.000%, 6/15/2025	2,028
585	8.000%, 9/15/2026	607
6,491	7.500%, 10/15/2027	6,657
7,683	7.500%, 11/15/2028	7,748
3,545	8.000%, 10/15/2030	4,078
2,876	7.500%, 1/15/2031	3,299

	Total	46,246,990

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
238

BOND INDEX PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (100.4%)	Value
Technology (1.1%)
	Amphenol Corporation
$200,000	2.550%, 1/30/2019	$201,595
	Apple, Inc.
400,000	2.400%, 5/3/2023	402,433
	Automatic Data Processing, Inc.
150,000	2.250%, 9/15/2020	154,379
	Cisco Systems, Inc.
350,000	1.135%, 3/1/2019[c]	349,889
	Intel Corporation
140,000	3.100%, 7/29/2022	148,012
	Motorola Solutions, Inc.
250,000	3.500%, 3/1/2023	229,647
	Oracle Corporation
250,000	2.500%, 5/15/2022	255,037
	Texas Instruments, Inc.
200,000	1.750%, 5/1/2020	201,127

	Total	1,942,119

Transportation (0.9%)
	American Airlines Pass Through Trust
166,994	5.600%, 7/15/2020[d]	168,664
	Continental Airlines, Inc.
306,934	4.150%, 4/11/2024	316,909
	Delta Air Lines, Inc.
174,702	4.950%, 5/23/2019	183,874
	J.B. Hunt Transport Services, Inc.
220,000	3.300%, 8/15/2022	224,255
	TTX Company
250,000	2.250%, 2/1/2019d	253,079
300,000	4.125%, 10/1/2023*	320,823

	Total	1,467,604

U.S. Government and Agencies (41.7%)
	Federal Farm Credit Bank
400,000	2.210%, 8/1/2024	409,486
	Federal Home Loan Mortgage Corporation
1,000,000	1.250%, 8/1/2019	1,008,115
325,000	1.250%, 10/2/2019	326,399
350,000	6.750%, 3/15/2031	528,397
	Federal National Mortgage Association
1,500,000	1.375%, 2/26/2021	1,499,879
1,300,000	2.625%, 9/6/2024	1,370,226
500,000	5.960%, 9/11/2028	679,153
100,000	6.250%, 5/15/2029	142,622
	Resolution Funding Corporation
200,000	8.125%, 10/15/2019	247,843
	Tennessee Valley Authority
350,000	5.250%, 9/15/2039	446,700
	U.S. Treasury Bonds
1,330,000	1.625%, 2/15/2026	1,310,674
2,500,000	5.250%, 11/15/2028	3,419,335
500,000	5.375%, 2/15/2031	716,934
4,425,000	3.000%, 5/15/2042	4,804,581
6,800,000	3.625%, 2/15/2044	8,249,515
	U.S. Treasury Notes
17,125,000	0.875%, 11/15/2017	17,167,813
3,500,000	1.250%, 12/15/2018	3,539,648
150,000	1.500%, 10/31/2019	152,584
8,130,000	1.875%, 6/30/2020	8,378,664
1,000,000	2.000%, 7/31/2020	1,035,508
1,000,000	2.250%, 7/31/2021	1,048,750
1,000,000	2.125%, 9/30/2021	1,040,977
1,750,000	2.125%, 6/30/2022	1,818,017

Principal Amount	Long-Term Fixed Income (100.4%)	Value
U.S. Government and Agencies (41.7%) - continued
$2,825,000	1.625%, 8/15/2022	$2,846,738
8,400,000	2.250%, 11/15/2024	8,757,655

	Total	70,946,213

Utilities (3.3%)
	Ameren Corporation
225,000	2.700%, 11/15/2020	228,158
	American Electric Power Company, Inc.
300,000	1.650%, 12/15/2017	298,195
	Berkshire Hathaway Energy Company
200,000	2.400%, 2/1/2020	203,784
	CenterPoint Energy Houston Electric, LLC
400,000	5.600%, 7/1/2023	457,789
	Commonwealth Edison Company
275,000	5.900%, 3/15/2036	344,166
	DTE Energy Company
100,000	2.400%, 12/1/2019	100,771
	Eversource Energy
230,000	1.600%, 1/15/2018	228,859
	Exelon Generation Company, LLC
200,000	2.950%, 1/15/2020	201,288
	Kansas City Power & Light Company
250,000	3.150%, 3/15/2023	251,415
	National Rural Utilities Cooperative Finance Corporation
28,000	4.023%, 11/1/2032	29,027
	NextEra Energy Capital Holdings, Inc.
200,000	2.300%, 4/1/2019	201,158
	NiSource Finance Corporation
350,000	3.850%, 2/15/2023	367,034
	NSTAR Electric Company
325,000	2.375%, 10/15/2022	325,264
	PPL Capital Funding, Inc.
325,000	3.500%, 12/1/2022	337,265
	Public Service Company of Colorado
350,000	3.600%, 9/15/2042	344,494
	Public Service Electric And Gas Company
360,000	1.800%, 6/1/2019	363,304
	Sempra Energy
325,000	2.300%, 4/1/2017	327,074
265,000	2.400%, 3/15/2020	265,946
	Southern California Edison Company
155,000	2.400%, 2/1/2022	156,491
	Southern California Gas Company
325,000	3.750%, 9/15/2042	324,911
	Xcel Energy, Inc.
250,000	1.200%, 6/1/2017	249,458

	Total	5,605,851

	Total Long-Term Fixed Income (cost $167,105,883)	170,665,421

Shares	Collateral Held for Securities Loaned (0.7%)	Value
1,224,250	Thrivent Cash Management Trust	1,224,250

	Total Collateral Held for Securities Loaned (cost $1,224,250)	1,224,250

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
239

BOND INDEX PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Shares or Principal Amount	Short-Term Investments (26.8%)[i]	Value
	Thrivent Cash Management Trust
45,478,538	0.290%	$45,478,538

	Total Short-Term Investments (at amortized cost)	45,478,538

	Total Investments (cost $213,808,671) 127.9%	$217,368,209

	Other Assets and Liabilities, Net (27.9%)	(47,355,183)

	Total Net Assets 100.0%	$170,013,026

a	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31, 2016.
b	All or a portion of the security is insured or guaranteed.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2016.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2016, the value of these investments was $11,646,740 or 6.9% of total net assets.

e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	All or a portion of the security is on loan.
g	Defaulted security. Interest is not being accrued.
h

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.

i	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Bond Index Portfolio as of March 31, 2016 was $1,520,474 or 0.9% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 31, 2016.

Security	Acquisition Date	Cost
American Tower Trust I, 3/15/2018	3/6/2013	$225,000
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	552,728
TTX Company, 10/1/2023	9/19/2013	299,997
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	667,230

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Bond Index Portfolio as of March 31, 2016:

Securities Lending Transactions

Taxable Debt Security	$1,197,909

Total lending	$1,197,909
Gross amount payable upon return of collateral for securities loaned	$1,224,250

Net amounts due to counterparty	$26,341

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$4,876,838
Gross unrealized depreciation	(1,317,300)

Net unrealized appreciation (depreciation)	$3,559,538

Cost for federal income tax purposes	$213,808,671

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
240

BOND INDEX PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2016, in valuing Bond Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	2,313,798	–	2,313,798	–
Basic Materials	964,726	–	964,726	–
Capital Goods	952,004	–	952,004	–
Commercial Mortgage-Backed Securities	2,337,743	–	2,337,743	–
Communications Services	2,468,745	–	2,468,745	–
Consumer Cyclical	4,089,846	–	4,089,846	–
Consumer Non-Cyclical	7,402,583	–	7,402,583	–
Energy	2,967,153	–	2,967,153	–
Financials^	15,572,161	–	15,572,161	0
Foreign Government	5,387,885	–	5,387,885	–
Mortgage-Backed Securities	46,246,990	–	46,246,990	–
Technology	1,942,119	–	1,942,119	–
Transportation	1,467,604	–	1,467,604	–
U.S. Government and Agencies	70,946,213	–	70,946,213	–
Utilities	5,605,851	–	5,605,851	–

Subtotal Investments in Securities	$170,665,421	$–	$170,665,421	$0

Other Investments*	Total
Short-Term Investments	45,478,538
Collateral Held for Securities Loaned	1,224,250

Subtotal Other Investments	$46,702,788

Total Investments at Value	$217,368,209

*

In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended March 31, 2016. Transfers between Levels are identified as of the end of the period.

^	Level 3 security in this section is fair valued at <$1.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Bond Index Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at March 31, 2016	Value March 31, 2016	Income Earned January 1, 2016 - March 31, 2016
Cash Management Trust-Collateral Investment	$815,750	$1,277,390	$868,890	1,224,250	$1,224,250	$1,038
Cash Management Trust-Short Term Investment	45,346,506	12,458,475	12,326,443	45,478,538	45,478,538	30,660
Total Value and Income Earned	$46,162,256				$46,702,788	$31,698

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

241

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Bank Loans (3.1%)[a]	Value
Basic Materials (<0.1%)
	Fortescue Metals Group, Ltd., Term Loan
$516,965	4.250%, 6/30/2019[b,c]	$435,398

	Total	435,398

Capital Goods (0.3%)
	Accudyne Industries, LLC, Term Loan
620,291	4.000%, 12/13/2019	539,653
	ADS Waste Holdings, Inc., Term Loan
1,162,416	3.750%, 10/9/2019	1,151,757
	Berry Plastics Group, Inc., Term Loan
936,050	3.500%, 2/8/2020	931,370

	Total	2,622,780

Communications Services (0.7%)
	Grande Communications Networks, LLC, Term Loan
938,488	4.500%, 5/29/2020	921,670
	Integra Telecom Holdings, Inc., Term Loan
1,179,401	5.250%, 8/14/2020	1,109,227
	LTS Buyer, LLC, Term Loan
671,025	4.000%, 4/13/2020	662,637
	NEP/NCP Holdco, Inc., Term Loan
936,285	4.250%, 1/22/2020	863,723
	NTelos, Inc., Term Loan
670,882	5.750%, 11/9/2019	665,850
	TNS, Inc., Term Loan
674,256	5.000%, 2/14/2020	663,090
	Univision Communications, Inc., Term Loan
1,178,685	4.000%, 3/1/2020	1,165,790

	Total	6,051,987

Consumer Cyclical (0.9%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
613,955	4.250%, 8/13/2021	613,845
	Ceridian HCM Holding, Inc., Term Loan
657,618	4.500%, 9/15/2020	632,958
	Chrysler Group, LLC, Term Loan
549,507	3.500%, 5/24/2017	549,128
	J.C. Penney Corporation, Inc., Term Loan
1,203,361	6.000%, 5/22/2018	1,204,564
	MGM Resorts International, Term Loan
1,012,715	3.500%, 12/20/2019	1,009,818
	Mohegan Tribal Gaming Authority, Term Loan
1,330,838	5.500%, 6/15/2018	1,285,097
	ROC Finance, LLC, Term Loan
940,875	5.000%, 6/20/2019	903,240
	Scientific Games International, Inc., Term Loan
1,212,100	6.000%, 10/18/2020	1,171,955
	Seminole Hard Rock Entertainment, Inc., Term Loan
471,663	3.500%, 5/14/2020	465,767

	Total	7,836,372

Consumer Non-Cyclical (0.4%)
	Albertson’s, LLC, Term Loan
606,247	5.500%, 3/21/2019	605,908

Principal Amount	Bank Loans (3.1%)[a]	Value
Consumer Non-Cyclical (0.4%) - continued
	JBS USA, LLC, Term Loan
$606,525	3.750%, 5/25/2018	$603,874
	Supervalu, Inc., Term Loan
1,871,545	4.500%, 3/21/2019	1,827,564

	Total	3,037,346

Energy (0.1%)
	Arch Coal, Inc., Term Loan
672,612	7.500%, 5/16/2018[d]	237,378
	Pacific Drilling SA, Term Loan
1,181,587	4.500%, 6/3/2018	367,556

	Total	604,934

Financials (0.2%)
	Harland Clarke Holdings Corporation, Term Loan
577,976	7.000%, 5/22/2018	567,139
	WaveDivision Holdings, LLC, Term Loan
933,637	4.000%, 10/15/2019	924,301

	Total	1,491,440

Technology (0.1%)
	First Data Corporation, Term Loan
1,001,031	3.932%, 3/23/2018	998,279
237,530	0.000%, 3/24/2021[b,c]	236,936

	Total	1,235,215

Transportation (0.2%)
	American Airlines, Inc., Term Loan
1,350,938	3.250%, 6/27/2020	1,343,224

	Total	1,343,224

Utilities (0.2%)
	Calpine Corporation, Term Loan
234,600	4.000%, 10/31/2020	232,402
	Intergen NV, Term Loan
1,181,588	5.500%, 6/15/2020	1,054,567

	Total	1,286,969

	Total Bank Loans (cost $27,882,942)	25,945,665

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Asset-Backed Securities (11.6%)
	American Homes 4 Rent
3,196,905	1.441%, 6/17/2031[e,f]	3,134,428
	BA Credit Card Trust
4,800,000	0.816%, 6/15/2021[f]	4,796,158
	Bayview Opportunity Master Fund Trust
2,448,729	3.228%, 7/28/2034*,g	2,445,210
	Betony CLO, Ltd.
3,425,000	2.132%, 4/15/2027*,f	3,386,878
	Capital One Multi-Asset Execution Trust
2,750,000	1.260%, 1/15/2020	2,755,904
	Chase Issuance Trust
3,700,000	1.590%, 2/18/2020	3,728,058
2,800,000	1.620%, 7/15/2020	2,822,891
	Chesapeake Funding, LLC
287,137	0.891%, 5/7/2024[e,f]	287,109
	Citibank Credit Card Issuance Trust
5,225,000	1.020%, 2/22/2019	5,226,395

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
242

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Asset-Backed Securities (11.6%) - continued
	Commonbond Student Loan Trust
$1,216,145	3.200%, 6/25/2032*	$1,214,249
	Credit Based Asset Servicing and Securitization, LLC
1,601,563	3.535%, 12/25/2036[g]	1,088,401
	Edlinc Student Loan Funding Trust
1,955,463	3.435%, 10/1/2025*,f	1,966,986
	First Franklin Mortgage Loan Asset- Backed Certificates
215,069	5.500%, 3/25/2036*,h	2
	Ford Credit Auto Owner Trust
3,575,000	2.260%, 11/15/2025[e]	3,621,867
	GMAC Mortgage Corporation Loan Trust
530,116	0.616%, 8/25/2035[f,i]	495,986
873,031	5.750%, 10/25/2036[i]	825,553
1,804,166	0.616%, 12/25/2036[f,i]	1,568,983
	Golden Credit Card Trust
1,000,000	0.866%, 9/15/2018[e,f]	1,000,000
	GoldenTree Loan Opportunities IX, Ltd.
3,750,000	2.128%, 10/29/2026*,f	3,712,352
	Mortgage Equity Conversion Asset Trust
4,381,572	1.130%, 1/25/2042*,f	3,724,336
4,433,200	1.120%, 2/25/2042*,f	3,768,220
	Motor plc
764,366	0.913%, 8/25/2021[e,f]	763,784
	NextGear Floorplan Master Owner Trust
3,000,000	1.920%, 10/15/2019*	2,970,980
	Northstar Education Finance, Inc.
2,814,401	1.133%, 12/26/2031[e,f]	2,723,134
	OneMain Financial Issuance Trust
2,000,000	4.100%, 3/20/2028[e]	2,012,660
	OZLM VIII, Ltd.
3,760,000	2.060%, 10/17/2026*,f	3,727,023
	Race Point IX CLO, Ltd.
1,500,000	2.132%, 4/15/2027*,f	1,478,937
	Renaissance Home Equity Loan Trust
3,419,583	5.608%, 5/25/2036[g]	2,179,345
1,192,599	5.285%, 1/25/2037[g]	596,713
	Selene Non-Performing Loans, LLC
881,213	2.981%, 5/25/2054*,g	873,237
	SLM Student Loan Trust
1,518,412	1.036%, 8/15/2022[e,f]	1,513,778
1,128,360	1.186%, 10/16/2023[e,f]	1,125,985
1,537,137	0.833%, 3/25/2025[f]	1,487,533
3,785,394	0.953%, 3/25/2026[f]	3,724,806
2,700,000	1.486%, 5/17/2027[e,f]	2,677,998
	SoFi Professional Loan Program, LLC
2,770,555	2.420%, 3/25/2030[e]	2,736,966
2,547,868	2.510%, 8/25/2033[e]	2,511,175
	U.S. Residential Opportunity Fund III Trust
2,053,147	3.721%, 1/27/2035*	2,036,096
	Vericrest Opportunity Loan Transferee
2,469,405	3.500%, 6/26/2045[e,g]	2,428,351
1,631,497	4.250%, 2/26/2046[e]	1,629,571
853,477	3.375%, 10/26/2054[e]	844,412
	Volvo Financial Equipment, LLC
209,289	0.740%, 3/15/2017[e]	209,256
	Wachovia Asset Securitization, Inc.
834,037	0.573%, 7/25/2037*,f,i	696,940

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Asset-Backed Securities (11.6%) - continued
	World Financial Network Credit Card Master Trust
$4,000,000	0.910%, 3/16/2020	$3,999,952

	Total	96,518,598

Basic Materials (0.6%)
	Albemarle Corporation
1,095,000	3.000%, 12/1/2019	1,101,556
	Freeport-McMoRan, Inc.
1,170,000	3.550%, 3/1/2022	816,075
	Georgia-Pacific, LLC
2,555,000	2.539%, 11/15/2019[e]	2,565,501
	Glencore Funding, LLC
1,000,000	1.680%, 4/16/2018[e,f]	900,000

	Total	5,383,132

Capital Goods (0.7%)
	Lockheed Martin Corporation
1,500,000	2.500%, 11/23/2020	1,536,393
	Newell Rubbermaid, Inc.
1,250,000	3.150%, 4/1/2021	1,284,022
	Roper Industries, Inc.
2,250,000	1.850%, 11/15/2017	2,251,996
	Textron, Inc.
400,000	3.875%, 3/1/2025	403,169

	Total	5,475,580

Collateralized Mortgage Obligations (11.5%)
	Alm Loan Funding CLO
3,760,000	2.050%, 10/17/2026*,f	3,723,797
	American Home Mortgage Assets Trust
2,552,863	1.271%, 11/25/2046[f]	1,203,855
	Apidos CLO XVIII
3,775,000	2.033%, 7/22/2026*,f	3,721,039
	Babson CLO, Ltd.
3,760,000	2.010%, 10/17/2026*,f	3,691,707
	BCAP, LLC Trust
2,115,098	0.613%, 3/25/2037[f]	1,752,666
	Bear Stearns Adjustable Rate Mortgage Trust
861,528	2.660%, 10/25/2035[f]	826,427
	Birchwood Park CLO, Ltd.
3,760,000	2.062%, 7/15/2026*,f	3,727,945
	BlueMountain CLO, Ltd.
3,760,000	2.102%, 10/15/2026*,f	3,742,053
	Carlyle Global Market Strategies CLO, Ltd.
3,750,000	1.920%, 7/20/2023*,f	3,727,591
3,750,000	2.122%, 10/15/2026*,f	3,723,550
	Cent CLO 16, LP
3,760,000	1.866%, 8/1/2024*,f	3,745,074
	Cent CLO 22, Ltd.
3,750,000	2.100%, 11/7/2026*,f	3,630,795
	Countrywide Alternative Loan Trust
552,657	5.500%, 11/25/2035	536,324
590,355	5.500%, 2/25/2036	551,487
1,097,920	6.000%, 1/25/2037	1,046,692
	Countrywide Home Loans, Inc.
1,568,925	2.660%, 3/20/2036	1,340,565
1,406,169	2.603%, 9/20/2036	1,205,237
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
2,793,449	1.121%, 4/25/2047[f]	2,346,909

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
243

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Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Collateralized Mortgage Obligations (11.5%) - continued
	Dryden 34 Senior Loan Fund CLO
$3,760,000	2.052%, 10/15/2026*,f	$3,726,559
	HarborView Mortgage Loan Trust
1,429,386	2.320%, 6/19/2034	1,381,757
	HomeBanc Mortgage Trust
1,397,817	2.337%, 4/25/2037	1,043,880
	Impac CMB Trust
1,514,702	0.953%, 4/25/2035[f]	1,372,626
477,080	1.073%, 8/25/2035[f]	414,845
	J.P. Morgan Alternative Loan Trust
2,185,945	2.760%, 3/25/2036	1,801,530
	J.P. Morgan Mortgage Trust
350,430	2.663%, 10/25/2036	313,108
	Madison Park Funding XIV CLO, Ltd.
4,150,000	2.074%, 7/20/2026*,f	4,125,909
	Master Asset Securitization Trust
1,290,493	0.933%, 6/25/2036[f]	706,661
	MLCC Mortgage Investors, Inc.
433,259	1.093%, 8/25/2029[f]	428,116
	NCUA Guaranteed Notes
1,455,963	0.792%, 12/7/2020[f]	1,452,585
	Neuberger Berman CLO, Ltd.
3,000,000	2.089%, 8/4/2025*,f	2,976,159
	Octagon Investment Partners XX CLO, Ltd.
3,760,000	2.058%, 8/12/2026*,f	3,723,198
	Residential Accredit Loans, Inc. Trust
1,175,630	3.755%, 9/25/2035	959,927
	Sequoia Mortgage Trust
2,614,692	1.610%, 9/20/2034[f]	2,498,960
	Structured Adjustable Rate Mortgage Loan Trust
29,207	2.824%, 12/25/2034	28,310
	Symphony CLO VIII, Ltd.
3,654,834	1.717%, 1/9/2023*,f	3,639,752
	Voya CLO 3, Ltd.
3,760,000	2.039%, 7/25/2026*,f	3,723,659
	Wachovia Mortgage Loan Trust, LLC
1,087,185	2.873%, 5/20/2036	947,099
	WaMu Mortgage Pass Through Certificates
760,537	0.723%, 10/25/2045[f]	699,152
2,369,943	1.231%, 10/25/2046[f]	1,839,190
2,304,845	1.142%, 12/25/2046[f]	1,774,921
2,419,151	1.091%, 1/25/2047[f]	1,843,915
	Washington Mutual Mortgage Pass Through Certificates
1,801,329	1.271%, 9/25/2046[f]	1,179,473
3,110,948	1.101%, 2/25/2047[f]	2,162,912
	Wells Fargo Commercial Mortgage Trust
3,575,000	2.632%, 5/15/2048	3,667,806
	Wells Fargo Mortgage Backed Securities Trust
1,536,155	5.500%, 8/25/2035	1,562,089
717,035	2.830%, 3/25/2036	673,953
996,348	2.837%, 3/25/2036	981,970

	Total	95,893,734

Commercial Mortgage-Backed Securities (5.1%)
	Bear Stearns Commercial Mortgage Securities Trust
3,080,000	5.568%, 10/12/2041	3,116,159

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Commercial Mortgage-Backed Securities (5.1%) - continued
	Bear Stearns Commercial Mortgage Securities, Inc.
$1,653,262	5.331%, 2/11/2044	$1,687,171
	Citigroup Commercial Mortgage Trust
1,250,000	5.705%, 12/10/2049	1,288,588
	Citigroup/Deutsche Bank Commercial Mortgage Trust
2,308,238	5.322%, 12/11/2049	2,353,257
	Commercial Mortgage Pass-Through Certificates
5,000,000	1.488%, 6/8/2030[e,f]	4,966,972
1,149,769	5.306%, 12/10/2046	1,164,038
	Credit Suisse First Boston Mortgage Securities
4,974,000	5.542%, 1/15/2049	5,063,349
	Credit Suisse Mortgage Capital Certificates
2,490,608	5.467%, 9/15/2039	2,509,257
	Federal National Mortgage Association
1,704,097	1.272%, 1/25/2017	1,703,708
	GS Mortgage Securities Trust
5,769,465	2.999%, 8/10/2044	5,778,205
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
5,247,101	5.429%, 12/12/2043	5,302,112
	Morgan Stanley Capital, Inc.
2,997,881	5.406%, 3/15/2044	3,091,878
	SCG Trust
3,150,000	1.836%, 11/15/2026[e,f]	3,130,620
	Wachovia Bank Commercial Mortgage Trust
1,143,462	5.765%, 7/15/2045	1,141,694

	Total	42,297,008

Communications Services (3.2%)
	America Movil SAB de CV
3,000,000	1.632%, 9/12/2016[f]	2,998,809
	American Tower Corporation
2,200,000	3.450%, 9/15/2021	2,249,595
	AT&T, Inc.
1,125,000	1.750%, 1/15/2018	1,128,574
1,735,000	1.559%, 6/30/2020[f]	1,717,299
1,750,000	2.800%, 2/17/2021	1,794,249
	CCO Safari II, LLC
1,397,000	3.579%, 7/23/2020[e]	1,427,506
1,397,000	4.464%, 7/23/2022[e]	1,460,239
	Crown Castle International Corporation
250,000	3.400%, 2/15/2021	253,725
	Crown Castle Towers, LLC
1,650,000	4.174%, 8/15/2017[e]	1,693,060
	Moody’s Corporation
1,250,000	2.750%, 7/15/2019	1,282,260
	NBC Universal Enterprise, Inc.
2,250,000	1.662%, 4/15/2018[e]	2,270,196
	SES Global Americas Holdings GP
1,375,000	2.500%, 3/25/2019[e]	1,356,970
	Verizon Communications, Inc.
1,650,000	2.164%, 9/15/2016[f]	1,658,940
1,000,000	1.036%, 6/9/2017[f]	998,009
2,580,000	1.412%, 6/17/2019[f]	2,573,865

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
244

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Communications Services (3.2%) - continued
$1,825,000	3.000%, 11/1/2021	$1,896,215

	Total	26,759,511

Consumer Cyclical (1.1%)
	CVS Health Corporation
1,065,000	2.250%, 8/12/2019	1,091,667
	Daimler Finance North America, LLC
2,500,000	1.329%, 8/3/2017[e,f]	2,499,372
	eBay, Inc.
775,000	2.500%, 3/9/2018	787,571
	Home Depot, Inc.
825,000	1.004%, 9/15/2017[f]	827,887
2,100,000	4.400%, 4/1/2021	2,351,307
	Ralph Lauren Corporation
275,000	2.625%, 8/18/2020	283,614
	Yale University
1,550,000	2.086%, 4/15/2019	1,588,111

	Total	9,429,529

Consumer Non-Cyclical (6.3%)
	Actavis Funding SCS
2,435,000	1.887%, 3/12/2020[f]	2,426,246
	Altria Group, Inc.
500,000	2.850%, 8/9/2022	516,476
	Amgen, Inc.
1,675,000	2.125%, 5/1/2020	1,695,527
	Anheuser-Busch Inbev Finance, Inc.
2,290,000	1.879%, 2/1/2021[f]	2,330,503
	BAT International Finance plc
2,335,000	1.144%, 6/15/2018[e,f]	2,318,949
	Bayer U.S. Finance, LLC
1,250,000	2.375%, 10/8/2019[e]	1,288,403
	Boston Scientific Corporation
2,045,000	6.000%, 1/15/2020	2,308,369
	Bunge Limited Finance Corporation
1,135,000	3.500%, 11/24/2020	1,151,772
	Cardinal Health, Inc.
1,275,000	1.950%, 6/15/2018	1,280,957
	Celgene Corporation
1,270,000	3.550%, 8/15/2022	1,331,566
	Church & Dwight Company, Inc.
1,440,000	2.450%, 12/15/2019	1,457,100
	EMD Finance, LLC
2,470,000	0.992%, 3/17/2017[e,f]	2,461,303
	Express Scripts Holding Company
1,200,000	3.900%, 2/15/2022	1,251,154
	Forest Laboratories, Inc.
2,750,000	4.375%, 2/1/2019[e]	2,917,816
	Gilead Sciences, Inc.
1,300,000	2.550%, 9/1/2020	1,338,760
1,300,000	3.250%, 9/1/2022	1,373,679
	Howard Hughes Medical Institute
1,500,000	3.500%, 9/1/2023	1,604,833
	Imperial Tobacco Finance plc
1,750,000	3.750%, 7/21/2022[e]	1,827,007
	Japan Tobacco, Inc.
2,500,000	2.100%, 7/23/2018[e]	2,523,627
	Laboratory Corporation of America Holdings
1,705,000	2.625%, 2/1/2020	1,712,163
	Mead Johnson Nutrition Company
1,150,000	3.000%, 11/15/2020	1,181,756
	Merck & Company, Inc.
1,825,000	0.996%, 2/10/2020[f]	1,815,961

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Consumer Non-Cyclical (6.3%) - continued
	Mondelez International, Inc.
$1,858,000	1.136%, 2/1/2019[f]	$1,831,304
	Mylan NV
1,580,000	3.750%, 12/15/2020[e]	1,616,599
	Reynolds American, Inc.
549,000	3.250%, 6/12/2020	574,120
	SABMiller Holdings, Inc.
2,500,000	2.450%, 1/15/2017[e]	2,522,925
	Unilever Capital Corporation
2,600,000	2.200%, 3/6/2019	2,678,169
3,650,000	2.100%, 7/30/2020	3,732,450
	Zoetis, Inc.
1,175,000	3.450%, 11/13/2020	1,207,122

	Total	52,276,616

Energy (3.2%)
	Anadarko Petroleum Corporation
965,000	4.850%, 3/15/2021	975,236
	Cameron International Corporation
1,575,000	1.400%, 6/15/2017	1,556,061
	Chevron Corporation
3,000,000	1.718%, 6/24/2018	3,028,392
	DCP Midstream Operating, LP
1,650,000	2.700%, 4/1/2019	1,474,003
	Enable Midstream Partners, LP
1,250,000	2.400%, 5/15/2019	1,089,586
	Enbridge, Inc.
1,700,000	1.083%, 6/2/2017[f,j]	1,629,450
	Exxon Mobil Corporation
2,100,000	1.708%, 3/1/2019	2,127,707
1,785,000	1.006%, 3/6/2022[f]	1,734,035
	Marathon Petroleum Corporation
1,500,000	3.400%, 12/15/2020	1,475,371
	Occidental Petroleum Corporation
1,075,000	2.600%, 4/15/2022[c]	1,084,030
	Petroleos Mexicanos
940,000	5.500%, 2/4/2019[e]	984,650
2,075,750	2.378%, 4/15/2025	2,122,743
	Pioneer Natural Resources Company
1,114,000	3.450%, 1/15/2021	1,108,126
	Schlumberger Holdings Corporation
1,500,000	3.000%, 12/21/2020[e]	1,520,752
	Shell International Finance BV
1,735,000	1.071%, 5/11/2020[f]	1,684,676
	Sunoco Logistics Partners Operations, LP
1,860,000	4.400%, 4/1/2021	1,826,533
	Transcontinental Gas Pipe Line Company, LLC
725,000	7.850%, 2/1/2026[e]	829,196

	Total	26,250,547

Financials (19.7%)
	ABN AMRO Bank NV
2,040,000	2.450%, 6/4/2020[e]	2,052,907
	Aflac, Inc.
2,100,000	2.400%, 3/16/2020	2,134,875
	American Express Credit Corporation
2,580,000	1.189%, 3/18/2019[f]	2,543,622
850,000	1.682%, 9/14/2020[f]	845,191
	American International Group, Inc.
1,430,000	3.300%, 3/1/2021	1,460,287
	American Tower Trust I
1,650,000	1.551%, 3/15/2018*	1,648,782

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
245

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Financials (19.7%) - continued
	Ares Capital Corporation
$1,400,000	4.875%, 11/30/2018	$1,438,301
	Aviation Capital Group Corporation
1,350,000	3.875%, 9/27/2016[e]	1,356,750
	Bank of America Corporation
1,800,000	1.700%, 8/25/2017	1,802,423
2,000,000	1.694%, 3/22/2018[f]	2,003,500
2,200,000	1.482%, 4/1/2019[f]	2,178,880
1,100,000	4.000%, 1/22/2025	1,101,669
1,100,000	6.100%, 12/29/2049[k]	1,083,500
	Bank of America NA
2,000,000	5.300%, 3/15/2017	2,069,760
	Bank of New York Mellon Corporation
675,000	4.500%, 12/31/2049[k]	615,937
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
1,445,000	2.850%, 9/8/2021[e]	1,465,807
	BB&T Corporation
1,520,000	1.337%, 1/15/2020[f]	1,499,638
	Bear Stearns Companies, LLC
2,500,000	6.400%, 10/2/2017	2,674,575
	Caisse Centrale Desjardins du Quebec
2,155,000	1.283%, 1/29/2018[e,f]	2,148,324
	Citigroup, Inc.
1,840,000	1.390%, 4/8/2019[f]	1,812,597
	CNA Financial Corporation
3,000,000	5.875%, 8/15/2020	3,348,420
	CoBank ACB
1,965,000	1.234%, 6/15/2022*,f	1,837,699
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1,600,000	2.500%, 1/19/2021	1,614,966
800,000	4.625%, 12/1/2023	844,480
	Credit Agricole SA
1,650,000	1.422%, 4/15/2019[e,f]	1,632,510
1,800,000	1.605%, 6/10/2020[e,f]	1,776,870
1,050,000	8.125%, 12/29/2049[e,j,k]	1,047,459
	Credit Suisse Group AG
1,500,000	6.500%, 8/8/2023[e]	1,612,500
990,000	7.500%, 12/11/2049[e,k]	973,665
	Discover Bank
1,850,000	8.700%, 11/18/2019	2,154,863
	Discover Financial Services
2,750,000	2.600%, 11/13/2018	2,756,900
	DRB Prime Student Loan Trust
2,433,493	2.333%, 10/27/2031*,f	2,415,382
	Fifth Third Bancorp
1,440,000	2.875%, 10/1/2021	1,466,747
	Goldman Sachs Capital II
1,039,000	4.000%, 12/29/2049[f,k]	743,405
	Goldman Sachs Group, Inc.
1,915,000	1.718%, 11/15/2018[f]	1,914,808
2,160,000	1.779%, 4/23/2020[f]	2,146,608
1,375,000	2.236%, 11/29/2023[f]	1,370,889
	HCP, Inc.
1,330,000	4.000%, 12/1/2022	1,336,654
	Hospitality Properties Trust
1,750,000	4.250%, 2/15/2021	1,775,646
	HSBC Holdings plc
1,375,000	6.375%, 12/29/2049[j,k]	1,299,375
	HSBC USA, Inc.
1,905,000	0.925%, 6/23/2017[f]	1,895,864
	Huntington Bancshares, Inc.
1,600,000	3.150%, 3/14/2021	1,625,667

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Financials (19.7%) - continued
	ING Bank NV
$2,750,000	1.588%, 8/17/2020[e,f]	$2,757,739
	ING Capital Funding Trust III
1,000,000	4.231%, 12/29/2049[f,k]	972,500
	ING Groep NV
1,650,000	6.000%, 12/31/2045[k]	1,543,781
	Intesa Sanpaolo SPA
1,500,000	5.017%, 6/26/2024[e]	1,404,665
	J.P. Morgan Chase & Company
4,000,000	1.519%, 1/25/2018[f]	4,012,368
1,750,000	2.250%, 1/23/2020	1,763,843
1,750,000	3.875%, 9/10/2024	1,794,714
1,450,000	7.900%, 4/29/2049[k]	1,450,000
	Japan Bank for International Cooperation
4,000,000	1.750%, 7/31/2018	4,028,956
	KeyBank NA
2,750,000	1.155%, 6/1/2018[f]	2,735,266
	Kilroy Realty, LP
750,000	3.800%, 1/15/2023	764,383
	Lloyds Bank plc
2,475,000	1.160%, 3/16/2018[f]	2,456,826
	Lloyds Banking Group plc
350,000	4.582%, 12/10/2025[e]	343,139
	Metropolitan Life Global Funding I
3,250,000	3.650%, 6/14/2018[e]	3,399,604
	Mizuho Financial Group Cayman 3, Ltd.
825,000	4.600%, 3/27/2024[e]	850,474
	Morgan Stanley
2,155,000	1.761%, 1/27/2020[f]	2,140,952
1,750,000	5.000%, 11/24/2025	1,893,881
1,000,000	5.450%, 12/29/2049[k]	945,000
1,100,000	5.550%, 12/29/2049[k]	1,084,325
	New York Life Global Funding
600,000	1.550%, 11/2/2018[e]	601,362
	Peachtree Corners Funding Trust
1,375,000	3.976%, 2/15/2025[e]	1,376,521
	Prudential Financial, Inc.
1,430,000	2.350%, 8/15/2019	1,447,995
	Realty Income Corporation
1,500,000	2.000%, 1/31/2018	1,505,724
	Regions Financial Corporation
1,200,000	3.200%, 2/8/2021	1,209,980
	Reliance Standard Life Global Funding II
1,740,000	2.500%, 4/24/2019[e]	1,754,089
	Royal Bank of Scotland Group plc
2,205,000	1.569%, 3/31/2017[f]	2,201,805
	Santander UK plc
975,000	3.125%, 1/8/2021	980,703
	Simon Property Group, LP
1,635,000	2.500%, 9/1/2020	1,664,914
1,600,000	2.500%, 7/15/2021	1,634,933
	Skandinaviska Enskilda Banken AB
2,500,000	1.375%, 5/29/2018[e]	2,494,267
	SLM Corporation
700,000	4.625%, 9/25/2017	707,875
	Stadshypotek AB
2,000,000	1.875%, 10/2/2019[e]	2,008,140
	Standard Chartered plc
1,225,000	3.950%, 1/11/2023[e,j]	1,176,209
	State Street Corporation
2,499,000	1.518%, 8/18/2020[f]	2,487,765

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
246

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Financials (19.7%) - continued
	Sumitomo Mitsui Banking Corporation
$2,555,000	1.200%, 1/16/2018[f]	$2,543,007
	Sumitomo Mitsui Financial Group, Inc.
1,800,000	4.436%, 4/2/2024[e]	1,880,532
	SunTrust Banks, Inc.
775,000	2.900%, 3/3/2021	786,320
	Svensk Exportkredit AB
3,500,000	0.919%, 1/23/2017[f]	3,504,606
	Svenska Handelsbanken AB
750,000	1.132%, 6/17/2019[f]	738,817
	Swedbank AB
1,750,000	1.750%, 3/12/2018[e]	1,747,163
	Synchrony Financial
1,440,000	1.849%, 2/3/2020[f]	1,391,950
1,520,000	3.750%, 8/15/2021	1,560,321
	Toronto-Dominion Bank
1,500,000	1.562%, 12/14/2020[f]	1,504,350
	UBS AG
2,750,000	1.330%, 3/26/2018[f]	2,745,644
	USB Group Funding Jersey, Ltd.
2,250,000	2.068%, 9/24/2020[e,f]	2,238,944
	USB Realty Corporation
1,495,000	1.769%, 12/29/2049[e,f,k]	1,192,262
	Voya Financial, Inc.
1,500,000	2.900%, 2/15/2018	1,523,107
500,000	5.650%, 5/15/2053	465,000
	Wells Fargo & Company
2,155,000	1.298%, 1/30/2020[f]	2,134,696
925,000	3.450%, 2/13/2023	948,606
1,100,000	4.100%, 6/3/2026	1,154,503
1,100,000	5.875%, 12/31/2049[k]	1,174,580
	Westpac Banking Corporation
2,500,000	1.250%, 12/15/2017[e]	2,492,022
	XLIT, Ltd.
1,100,000	4.450%, 3/31/2025	1,089,224

	Total	163,939,054

Foreign Government (0.9%)
	Costa Rica Government International Bond
1,650,000	4.250%, 1/26/2023[e]	1,505,625
	Export-Import Bank of Korea
2,130,000	2.250%, 1/21/2020	2,147,730
	Kommunalbanken AS
3,500,000	1.500%, 10/22/2019[e]	3,517,535
	Poland Government International Bond
125,000	4.000%, 1/22/2024	133,463

	Total	7,304,353

Mortgage-Backed Securities (3.5%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
3,000,000	3.000%, 4/1/2031[c]	3,136,172
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
537,346	6.500%, 9/1/2037	622,621
3,000,000	4.000%, 4/1/2046[c]	3,201,797

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Mortgage-Backed Securities (3.5%) - continued
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
$2,695,545	2.250%, 6/25/2025	$2,746,062
8,350,000	3.500%, 4/1/2030[c]	8,817,682
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
770,093	5.559%, 9/1/2037[f]	819,530
419,215	5.196%, 10/1/2037[f]	424,371
3,285,501	2.067%, 1/1/2043[f]	3,367,411
5,736,350	1.733%, 7/1/2043[f]	5,854,169

	Total	28,989,815

Technology (2.1%)
	Amphenol Corporation
1,409,000	2.550%, 1/30/2019	1,420,238
	Apple, Inc.
3,050,000	0.920%, 5/6/2019[f]	3,033,951
1,735,000	0.917%, 5/6/2020[f]	1,706,277
	Automatic Data Processing, Inc.
1,000,000	2.250%, 9/15/2020	1,029,191
	Cisco Systems, Inc.
1,300,000	1.236%, 2/21/2018[f]	1,303,406
2,335,000	1.135%, 3/1/2019[f]	2,334,260
	Hewlett Packard Enterprise Company
2,800,000	2.543%, 10/5/2018[e,f]	2,804,301
	Intel Corporation
905,000	3.100%, 7/29/2022	956,791
	Oracle Corporation
1,675,000	2.500%, 5/15/2022	1,708,746
	Texas Instruments, Inc.
1,300,000	1.750%, 5/1/2020	1,307,328

	Total	17,604,489

Transportation (1.9%)
	Air Canada Pass Through Trust
1,445,387	3.875%, 3/15/2023[e]	1,400,219
	American Airlines Pass Through Trust
1,294,201	5.600%, 7/15/2020[e]	1,307,143
1,260,235	4.950%, 1/15/2023	1,348,351
1,054,984	3.700%, 5/1/2023	1,004,873
	British Airways plc
1,386,990	4.625%, 6/20/2024[e]	1,456,339
	Continental Airlines, Inc.
2,850,098	4.150%, 4/11/2024	2,942,726
	Delta Air Lines, Inc.
743,126	4.750%, 5/7/2020	787,713
	J.B. Hunt Transport Services, Inc.
1,450,000	3.300%, 8/15/2022	1,478,047
	TTX Company
2,000,000	2.250%, 2/1/2019[e]	2,024,632
800,000	4.125%, 10/1/2023*	855,527
	Virgin Australia Holdings, Ltd.
1,300,251	5.000%, 10/23/2023[e]	1,326,256

	Total	15,931,826

U.S. Government and Agencies (18.2%)
	Federal Home Loan Mortgage Corporation
500,000	1.250%, 8/1/2019	504,058
	Federal National Mortgage Association
4,000,000	1.375%, 2/26/2021[j]	3,999,676

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
247

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (92.3%)	Value
U.S. Government and Agencies (18.2%) - continued
	NCUA Guaranteed Notes
$1,174,901	2.900%, 10/29/2020	$1,175,572
	U.S. Treasury Bonds
8,000,000	5.375%, 2/15/2031	11,470,936
2,200,000	3.000%, 5/15/2042	2,388,718
8,300,000	3.625%, 2/15/2044	10,069,261
	U.S. Treasury Bonds, TIPS
19,209,570	0.125%, 4/15/2019	19,624,036
7,602,277	0.625%, 1/15/2026	7,947,649
	U.S. Treasury Notes
5,000,000	1.250%, 12/15/2018	5,056,640
12,350,000	1.500%, 10/31/2019	12,562,753
52,570,000	1.875%, 6/30/2020	54,177,906
13,150,000	2.125%, 6/30/2022	13,661,101
2,565,000	1.625%, 8/15/2022	2,584,738
	U.S. Treasury Notes, TIPS
7,004,839	0.125%, 1/15/2023	7,062,299

	Total	152,285,343

Utilities (2.7%)
	Ameren Corporation
1,175,000	2.700%, 11/15/2020	1,191,492
	Berkshire Hathaway Energy Company
1,550,000	2.400%, 2/1/2020	1,579,328
	DTE Energy Company
730,000	2.400%, 12/1/2019	735,626
	Electricite de France SA
1,500,000	5.250%, 12/29/2049[e,k]	1,372,500
	Eversource Energy
1,560,000	1.600%, 1/15/2018	1,552,258
1,250,000	1.450%, 5/1/2018	1,238,923
	Exelon Corporation
1,650,000	2.850%, 6/15/2020	1,683,815
	Exelon Generation Company, LLC
1,385,000	2.950%, 1/15/2020	1,393,918
	National Rural Utilities Cooperative Finance Corporation
1,150,000	4.750%, 4/30/2043	1,107,622
	NextEra Energy Capital Holdings, Inc.
950,000	2.300%, 4/1/2019	955,500
	Pacific Gas & Electric Company
250,000	5.625%, 11/30/2017	266,122
	PG&E Corporation
1,500,000	2.400%, 3/1/2019	1,520,015
	Public Service Electric And Gas Company
2,570,000	1.800%, 6/1/2019	2,593,587
	Sempra Energy
2,425,000	2.300%, 4/1/2017	2,440,476
1,765,000	2.400%, 3/15/2020	1,771,303
	Southern California Edison Company
1,040,000	2.400%, 2/1/2022	1,050,003

	Total	22,452,488

	Total Long-Term Fixed Income (cost $774,625,334)	768,791,623

Shares	Preferred Stock (0.4%)	Value
Financials (0.3%)
66,000	Citigroup, Inc., 6.988%[f]	1,735,140
8,125	Farm Credit Bank of Texas, 6.750%[k]	872,930

	Total	2,608,070

Shares	Preferred Stock (0.4%)	Value
Utilities (0.1%)
36,000	Southern California Edison Company Trust IV, 5.375%[k]	$937,080

	Total	937,080

	Total Preferred Stock (cost $3,534,100)	3,545,150

Shares	Common Stock (<0.1%)	Value
Energy (<0.1%)
816	Vantage Drilling Internationall	89,760

	Total	89,760

	Total Common Stock (cost $73,440)	89,760

Shares	Collateral Held for Securities Loaned (1.1%)	Value
8,678,100	Thrivent Cash Management Trust	8,678,100

	Total Collateral Held for Securities Loaned (cost $8,678,100)	8,678,100

Shares or Principal Amount	Short-Term Investments (5.8%)[m]	Value
	Federal Agricultural Mortgage Corporation Discount Notes
1,100,000	0.370%, 4/4/2016[n]	1,099,966
1,000,000	0.400%, 7/25/2016[n]	998,722
	Thrivent Cash Management Trust
46,271,903	0.290%	46,271,903

	Total Short-Term Investments (at amortized cost)	48,370,591

	Total Investments (cost $863,164,507) 102.7%	$855,420,889

	Other Assets and Liabilities, Net (2.7%)	(22,176,737)

	Total Net Assets 100.0%	$833,244,152

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	In bankruptcy. Interest is not being accrued.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2016, the value of these investments was $130,800,611 or 15.7% of total net assets.

f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2016.
g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31, 2016.
h	Defaulted security. Interest is not being accrued.
i	All or a portion of the security is insured or guaranteed.
j	All or a portion of the security is on loan.
k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
l	Non-income producing security.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
248

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Limited Maturity Bond Portfolio as of March 31, 2016 was $94,107,623 or 11.3% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 31, 2016.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$3,758,120
American Tower Trust I, 3/15/2018	3/6/2013	1,650,000
Apidos CLO XVIII, 7/22/2026	6/25/2014	3,765,562
Babson CLO, Ltd., 10/17/2026	8/15/2014	3,758,120
Bayview Opportunity Master Fund Trust, 7/28/2034	6/27/2014	2,446,280
Betony CLO, Ltd., 4/15/2027	2/25/2015	3,425,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	3,760,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	3,756,202
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	3,750,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	3,750,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	3,760,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	3,750,000
CoBank ACB, 6/15/2022	10/18/2013	1,910,526
Commonbond Student Loan Trust, 6/25/2032	6/17/2015	1,215,836
DRB Prime Student Loan Trust, 10/27/2031	9/23/2015	2,433,493
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	3,760,000
Edlinc Student Loan Funding Trust, 10/1/2025	11/29/2012	1,969,754
First Franklin Mortgage Loan Asset-Backed Certificates, 3/25/2036	4/19/2006	214,738
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	3,746,250
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	4,145,020
Mortgage Equity Conversion Asset Trust, 1/25/2042	1/18/2007	4,381,572
Mortgage Equity Conversion Asset Trust, 2/25/2042	2/14/2007	4,433,200
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	3,000,000
NextGear Floorplan Master Owner Trust, 10/15/2019	11/3/2014	2,999,466
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	3,760,000
OZLM VIII, Ltd., 10/17/2026	8/7/2014	3,738,568
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	1,500,000
Selene Non-Performing Loans, LLC, 5/25/2054	5/23/2014	881,213
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	3,654,834

Security	Acquisition Date	Cost
TTX Company, 10/1/2023	9/19/2013	$799,992
U.S. Residential Opportunity Fund III Trust, 1/27/2035	2/6/2015	2,053,147
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	3,754,360
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	834,037

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond Portfolio as of March 31, 2016:

Securities Lending Transactions

Taxable Debt Security	$8,533,670

Total lending	$8,533,670
Gross amount payable upon return of collateral for securities loaned	$8,678,100

Net amounts due to counterparty	$144,430

    Definitions:

CLO	-	Collateralized Loan Obligation
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$10,403,163
Gross unrealized depreciation	(18,146,781)

Net unrealized appreciation (depreciation)	$(7,743,618)

Cost for federal income tax purposes	$863,164,507

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
249

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2016, in valuing Limited Maturity Bond Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	435,398	–	435,398	–
Capital Goods	2,622,780	–	2,622,780	–
Communications Services	6,051,987	–	5,386,137	665,850
Consumer Cyclical	7,836,372	–	6,933,132	903,240
Consumer Non-Cyclical	3,037,346	–	3,037,346	–
Energy	604,934	–	604,934	–
Financials	1,491,440	–	1,491,440	–
Technology	1,235,215	–	998,279	236,936
Transportation	1,343,224	–	1,343,224	–
Utilities	1,286,969	–	1,286,969	–
Long-Term Fixed Income
Asset-Backed Securities	96,518,598	–	89,026,042	7,492,556
Basic Materials	5,383,132	–	5,383,132	–
Capital Goods	5,475,580	–	5,475,580	–
Collateralized Mortgage Obligations	95,893,734	–	95,893,734	–
Commercial Mortgage-Backed Securities	42,297,008	–	42,297,008	–
Communications Services	26,759,511	–	26,759,511	–
Consumer Cyclical	9,429,529	–	9,429,529	–
Consumer Non-Cyclical	52,276,616	–	52,276,616	–
Energy	26,250,547	–	26,250,547	–
Financials	163,939,054	–	163,939,054	–
Foreign Government	7,304,353	–	7,304,353	–
Mortgage-Backed Securities	28,989,815	–	28,989,815	–
Technology	17,604,489	–	17,604,489	–
Transportation	15,931,826	–	15,931,826	–
U.S. Government and Agencies	152,285,343	–	152,285,343	–
Utilities	22,452,488	–	22,452,488	–
Preferred Stock
Financials	2,608,070	1,735,140	872,930	–
Utilities	937,080	937,080	–	–
Common Stock
Energy	89,760	89,760	–	–
Short-Term Investments	2,098,688	–	2,098,688	–

Subtotal Investments in Securities	$800,470,886	$2,761,980	$788,410,324	$9,298,582

Other Investments*	Total
Short-Term Investments	46,271,903
Collateral Held for Securities Loaned	8,678,100

Subtotal Other Investments	$54,950,003

Total Investments at Value	$855,420,889

*

In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	177,274	177,274	–	–

Total Asset Derivatives	$177,274	$177,274	$–	$–

Liability Derivatives
Futures Contracts	69,506	69,506	–	–

Total Liability Derivatives	$69,506	$69,506	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2016. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
250

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

The following table presents Limited Maturity Bond Portfolio’s futures contracts held as of March 31, 2016. Investments and/or cash totaling $1,299,711 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	(298)	June 2016	($38,908,999)	($38,856,408)	$52,591
CBOT 2-Yr. U.S. Treasury Note	728	June 2016	159,218,099	159,250,000	31,901
CBOT 5-Yr. U.S. Treasury Note	(618)	June 2016	(74,809,883)	(74,879,389)	(69,506)
CBOT U.S. Long Bond	(78)	June 2016	(12,900,825)	(12,826,125)	74,700
CME Ultra Long Term U.S. Treasury Bond	(12)	June 2016	(2,087,023)	(2,070,375)	16,648
Ultra 10-Yr. U.S. Treasury Note	1	June 2016	139,316	140,750	1,434
Total Futures Contracts					$107,768

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

A summary of transactions for the fiscal year to date, in Limited Maturity Bond Portfolio, is as follows:

Portfolio	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at March 31, 2016	Value March 31, 2016	Income Earned January 1, 2016 - March 31, 2016
Cash Management Trust-Collateral Investment	$11,023,000	$15,690,753	$18,035,653	8,678,100	$8,678,100	$6,758
Cash Management Trust-Short Term Investment	44,769,481	48,236,448	46,734,026	46,271,903	46,271,903	25,331
Total Value and Income Earned	$55,792,481				$54,950,003	$32,089

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
251

MONEY MARKET PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Government Agency Debt (47.8%)[a]	Value
	Federal Agricultural Mortgage Corporation
$2,031,000	0.369%, 4/15/2016	$2,030,708
1,455,000	0.343%, 4/29/2016	1,454,612
1,300,000	0.410%, 5/11/2016	1,299,408
2,200,000	0.400%, 6/14/2016	2,198,191
1,355,000	0.380%, 6/17/2016	1,353,899
750,000	0.400%, 7/22/2016	749,748
2,525,000	0.489%, 8/15/2016	2,520,340
750,000	0.450%, 9/28/2016	749,516
1,510,000	0.551%, 3/7/2017[b]	1,510,000
	Federal Farm Credit Bank
700,000	0.509%, 6/30/2016[b]	699,994
780,000	0.463%, 3/13/2017[b]	779,482
	Federal Home Loan Bank
300,000	0.280%, 5/12/2016	299,904
2,100,000	0.340%, 5/13/2016	2,099,167
475,000	0.370%, 5/16/2016	474,780
1,410,000	0.478%, 5/17/2016[b]	1,409,956
1,700,000	0.395%, 5/25/2016	1,698,993
1,300,000	0.399%, 6/1/2016[b]	1,299,996
1,800,000	0.458%, 6/1/2016	1,798,602
330,000	0.375%, 6/10/2016	330,009
1,800,000	0.310%, 6/17/2016	1,798,806
1,470,000	0.408%, 6/22/2016[b]	1,469,998
1,300,000	0.400%, 6/24/2016	1,298,787
1,000,000	0.535%, 7/15/2016	998,440
200,000	0.430%, 7/20/2016	199,737
440,000	0.402%, 7/22/2016	439,450
3,020,000	0.453%, 7/26/2016[b]	3,019,993
750,000	0.469%, 9/1/2016[b]	750,000
1,570,000	0.517%, 9/2/2016	1,566,525
665,000	0.510%, 9/7/2016	663,502
780,000	2.000%, 9/9/2016	784,928
3,750,000	0.513%, 10/13/2016[b]	3,749,791
1,470,000	0.561%, 1/19/2017[b]	1,469,871
1,280,000	0.523%, 1/26/2017[b]	1,280,000
1,300,000	0.554%, 3/30/2017[b]	1,300,000
1,300,000	0.593%, 8/23/2017[b]	1,299,909
	Federal Home Loan Bank of Chicago
1,440,000	5.625%, 6/13/2016	1,454,859
	Federal Home Loan Mortgage Corporation
1,000,000	0.525%, 4/18/2016	1,002,236
1,000,000	0.260%, 4/19/2016	999,870
950,000	0.290%, 5/10/2016	949,702
700,000	0.300%, 6/1/2016	699,644
380,000	0.380%, 6/9/2016	379,723
1,250,000	0.562%, 7/21/2017[b]	1,249,832
	Federal National Mortgage Association
3,690,000	0.300%, 4/20/2016	3,689,416
154,000	0.430%, 7/6/2016	153,823
680,000	5.250%, 9/15/2016	694,464
	International Bank for Reconstruction and Development
300,000	0.360%, 4/19/2016	299,946
	Overseas Private Investment Corporation
431,032	0.400%, 4/6/2016[b]	431,032
600,000	0.400%, 4/7/2016[b]	600,000
2,526,316	0.400%, 4/7/2016[b]	2,526,316
2,000,000	0.500%, 4/30/2016	2,096,887
1,260,000	0.510%, 4/30/2016	1,265,916
1,260,000	0.520%, 5/2/2016	1,265,984
1,300,000	0.550%, 6/21/2016	1,314,882

Principal Amount	Government Agency Debt (47.8%)[a]	Value
$2,550,000	0.870%, 11/18/2016	$2,558,179
700,000	0.990%, 11/21/2016	701,902
2,600,000	1.010%, 3/17/2017	2,600,000

	Total	73,781,655

Principal Amount	Treasury Debt (2.0%)[a]	Value
	U.S. Treasury Bills
1,300,000	0.430%, 8/18/2016	1,297,841
	U.S. Treasury Notes
1,050,000	0.500%, 7/31/2016	1,050,191
780,000	0.500%, 8/31/2016	780,161

	Total	3,128,193

Principal Amount	U.S. Government Agency Debt (39.3%)[a]	Value
	Federal Agricultural Mortgage Corporation
1,470,000	0.619%, 1/25/2017[b]	1,470,000
	Federal Home Loan Bank
2,000,000	0.380%, 4/1/2016	2,000,000
1,450,000	0.375%, 4/8/2016	1,449,894
500,000	0.370%, 4/11/2016	499,949
5,260,000	0.380%, 4/15/2016	5,259,222
2,550,000	0.410%, 4/20/2016	2,549,448
460,000	0.330%, 4/27/2016	459,890
1,460,000	0.400%, 4/29/2016	1,459,546
1,250,000	0.503%, 5/12/2016[b]	1,249,999
680,000	0.370%, 5/18/2016	679,672
1,650,000	0.380%, 5/20/2016	1,649,147
1,450,000	0.533%, 5/20/2016[b]	1,450,000
1,330,000	0.392%, 5/24/2016[b]	1,330,000
1,330,000	0.373%, 5/26/2016[b]	1,329,989
1,310,000	0.382%, 6/23/2016[b]	1,310,000
1,320,000	0.373%, 7/22/2016[b]	1,320,000
1,330,000	0.386%, 8/17/2016[b]	1,330,000
500,000	0.470%, 8/17/2016	499,099
2,780,000	0.478%, 8/17/2016[b]	2,779,793
1,330,000	0.393%, 8/25/2016[b]	1,330,000
	Federal Home Loan Bank Discount Notes
1,450,000	0.250%, 4/6/2016	1,449,950
825,000	0.400%, 5/4/2016	824,697
	Federal Home Loan Mortgage Corporation
1,000,000	0.300%, 4/15/2016	999,883
760,000	0.250%, 5/27/2016	762,478
1,330,000	0.387%, 8/24/2016[b]	1,330,000
1,340,000	0.406%, 9/2/2016[b]	1,340,000
	Federal National Mortgage Association
1,925,000	0.461%, 8/12/2016[b]	1,925,298
1,250,000	0.461%, 8/16/2016[b]	1,250,074
1,330,000	0.453%, 8/26/2016[b]	1,330,437
	Overseas Private Investment Corporation
5,000,000	0.400%, 4/6/2016[b]	5,000,000
2,189,473	0.400%, 4/6/2016[b]	2,189,474
1,390,000	0.400%, 4/7/2016[b]	1,390,000
2,100,000	0.400%, 4/7/2016[b]	2,100,000
1,410,000	0.400%, 4/7/2016[b]	1,410,000
2,300,000	0.400%, 4/7/2016[b]	2,300,000
2,134,400	0.360%, 4/14/2016[b]	2,134,400
1,310,000	0.550%, 7/7/2016	1,315,299

	Total	60,457,638

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
252

MONEY MARKET PORTFOLIO

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	U.S. Treasury Debt (10.8%)[a]	Value
	U.S. Treasury Bills
$4,560,000	0.285%, 4/14/2016	$4,559,531
	U.S. Treasury Notes
8,280,000	0.200%, 4/30/2016	8,290,535
1,470,000	0.513%, 5/15/2016	1,478,454
2,205,000	0.325%, 5/31/2016	2,215,301

	Total	16,543,821

	Total Investments (at amortized cost) 99.9%	$153,911,307

	Other Assets and Liabilities, Net 0.1%	188,271

	Total Net Assets 100.0%	$154,099,578

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2016.

Cost for federal income tax purposes	$153,911,307

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2016, in valuing Money Market Portfolio’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Government Agency Debt	73,781,655	–	73,781,655	–
Treasury Debt	3,128,193	–	3,128,193	–
U.S. Government Agency Debt	60,457,638	–	60,457,638	–
U.S. Treasury Debt	16,543,821	–	16,543,821	–

Total	$153,911,307	$–	$153,911,307	$–

There were no significant transfers between Levels during the period ended March 31, 2016. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
253

NOTES TO SCHEDULE OF INVESTMENTS

as of March 31, 2016

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

(A) Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using price quotes obtained from third-party broker-dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the last quoted sales price. Swap agreements are valued at the latest bid quotation of the contract as furnished by an independent pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at their net asset value at the close of each business day. Short-term securities are valued at amortized cost (which approximates market value) to the extent it is not materially different than market value.

Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio and the Adviser follow procedures designed to help maintain a constant net asset value of $1.00 per share.

The Board has delegated responsibility for daily valuation of the Portfolios’ securities to the Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Portfolios’ valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Portfolios. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Portfolios’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

(C) Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Portfolios may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

(G) Derivative Financial Instruments – Each of the Portfolios, with the exception of the Money Market Portfolio, may invest in derivatives. Derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments, are financial instruments whose value is derived from another security, an index or a currency.

254

NOTES TO SCHEDULE OF INVESTMENTS

as of March 31, 2016

(unaudited)

Each applicable Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Portfolio may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (OTC).

A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Portfolio’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Portfolio. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Portfolios because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses to the Portfolios. Using derivatives to hedge can guard against potential risks, but it also adds to the Portfolios’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Portfolios mitigate their counterparty risk, the Portfolios may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Portfolio and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/ or termination event. Under an ISDA Master Agreement, each Portfolio may, under certain circumstances, offset with the counterparty certain derivatives’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Portfolio has been noted in the Schedule of Investments. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. The Portfolios attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options – All Portfolios, with the exception of the Money Market Portfolio, may buy put and call options and write put and covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Portfolio’s exposure to the underlying security while buying call options tends to increase a Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Portfolio’s exposure to the underlying security

255

NOTES TO SCHEDULE OF INVESTMENTS

as of March 31, 2016

(unaudited)

while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Portfolio has purchased an option, exercises that option, and the counterparty doesn’t buy from the Portfolio or sell to the Portfolio the underlying asset as required. In the case where the Portfolio has written an option, the Portfolio doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Portfolio’s collateral posting requirements. As the option increases in value to the Portfolio, the Portfolio receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

Futures Contracts – All Portfolios, with the exception of the Money Market Portfolio, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Portfolios, with the exception of the Money Market Portfolio, may enter into foreign currency forward contracts. Additionally, the Portfolios may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and change in unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Portfolios could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-

counter and the Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio.

Swap Agreements – All Portfolios, with the exception of the Money Market Portfolio, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Portfolio accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter and the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the Portfolio receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays

256

NOTES TO SCHEDULE OF INVESTMENTS

as of March 31, 2016

(unaudited)

periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Portfolios may be either the protection buyer or the protection seller.

Certain Portfolios enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Portfolios sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Unfunded Bridge Loan Commitment

The following Portfolio entered into a loan commitment with Nexstar Broadcasting, Inc. on March 28, 2016. Maturity of the commitment will be no later than January 27, 2017. The Portfolio will receive a fee of 0.50%.

Portfolio	Unfunded Commitment
High Yield	$10,480,000

257

Item 2. Controls and Procedures

(a) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: May 20, 2016	THRIVENT SERIES FUND, INC.

	By:	/s/ David S. Royal
David S. Royal
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 20, 2016	By:	/s/ David S. Royal
David S. Royal
President

Date: May 20, 2016	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer